Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Air Freight & Logistics - 2.0%
CH Robinson Worldwide, Inc.	11,310	1,008,513
Expeditors International of Washington, Inc.	9,338	1,197,598
United Parcel Service, Inc., Class B	4,466	854,614

		3,060,725

Automobiles - 0.1%
Tesla, Inc.*	174	119,573

Banks - 0.2%
JPMorgan Chase & Co.	1,914	290,507

Beverages - 1.7%
Coca-Cola Co. (The)	11,020	628,471
PepsiCo, Inc.	12,180	1,911,651

		2,540,122

Biotechnology - 3.4%
AbbVie, Inc.	10,150	1,180,445
Amgen, Inc.	10,266	2,479,650
Regeneron Pharmaceuticals, Inc.*	2,436	1,399,750
United Therapeutics Corp.*	580	105,519

		5,165,364

Capital Markets - 2.0%
CME Group, Inc.	348	73,821
Intercontinental Exchange, Inc.	7,888	945,219
Nasdaq, Inc.	4,814	898,918
S&P Global, Inc.	2,726	1,168,691

		3,086,649

Chemicals - 0.6%
Ecolab, Inc.	4,118	909,378

Commercial Services & Supplies - 2.5%
Republic Services, Inc.	7,134	844,380
Tetra Tech, Inc.	8,990	1,200,345
Waste Connections, Inc.	6,786	859,718
Waste Management, Inc.	6,554	971,696

		3,876,139

Consumer Finance - 0.1%
Credit Acceptance Corp.*(a)	232	112,467

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc., Class B*	2,088	581,069

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	16,240	455,532
Cogent Communications Holdings, Inc.	14,326	1,111,841
Iridium Communications, Inc.*	19,372	818,080
Liberty Global plc, Class C*	10,904	292,881
Verizon Communications, Inc.	36,424	2,031,731

		4,710,065

Investments	Shares	Value ($)
Electric Utilities - 3.4%
American Electric Power Co., Inc.	8,236	725,756
Duke Energy Corp.	812	85,349
IDACORP, Inc.(a)	8,468	892,951
NextEra Energy, Inc.	16,936	1,319,314
Pinnacle West Capital Corp.	9,164	765,652
PNM Resources, Inc.	13,920	672,754
Xcel Energy, Inc.	10,904	744,198

		5,205,974

Equity Real Estate Investment Trusts (REITs) - 2.4%
Crown Castle International Corp.	3,770	727,949
Equinix, Inc.	305	250,225
Equity LifeStyle Properties, Inc.	10,208	855,430
Extra Space Storage, Inc.	754	131,302
Public Storage	4,408	1,377,412
SBA Communications Corp.	1,044	355,994

		3,698,312

Food & Staples Retailing - 5.4%
Costco Wholesale Corp.	7,714	3,314,860
Kroger Co. (The)	21,808	887,586
Sprouts Farmers Market, Inc.*	40,832	1,003,650
Walmart, Inc.	21,634	3,083,927

		8,290,023

Food Products - 0.8%
Hershey Co. (The)	6,670	1,193,130

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	10,208	1,234,964
Stryker Corp.	3,886	1,052,873

		2,287,837

Health Care Providers & Services - 1.2%
Chemed Corp.	2,204	1,049,148
Encompass Health Corp.	8,236	685,647
UnitedHealth Group, Inc.	232	95,635

		1,830,430

Household Durables - 0.6%
Helen of Troy Ltd.*(a)	3,364	751,484
Newell Brands, Inc.	4,234	104,791

		856,275

Household Products - 1.6%
Clorox Co. (The)	4,292	776,380
Procter & Gamble Co. (The)	3,712	527,958
WD-40 Co.	4,408	1,071,100

		2,375,438

Independent Power and Renewable Electricity Producers - 0.5%
Atlantica Sustainable Infrastructure plc	20,242	804,822

Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	522	256,479

Insurance - 4.9%
Alleghany Corp.*	1,566	1,038,415
Aon plc, Class A	3,886	1,010,477

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Arthur J Gallagher & Co.	5,220	727,198
Chubb Ltd.	5,626	949,331
Markel Corp.*	638	769,536
Progressive Corp. (The)	8,758	833,411
Travelers Cos., Inc. (The)	7,540	1,122,857
W R Berkley Corp.	14,036	1,027,014

		7,478,239

Interactive Media & Services - 5.6%
Alphabet, Inc., Class A*	1,218	3,281,938
Alphabet, Inc., Class C*	1,427	3,859,207
Facebook, Inc., Class A*	3,828	1,363,916

		8,505,061

Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	1,383	4,602,057

IT Services - 8.7%
Accenture plc, Class A	8,468	2,690,114
Globant SA*	3,132	749,049
Mastercard, Inc., Class A	14,268	5,506,592
Visa, Inc., Class A(a)	17,748	4,372,930

		13,318,685

Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc.*	2,378	967,656
ICON plc*	4,872	1,185,211
QIAGEN NV*	15,950	842,001

		2,994,868

Media - 1.8%
Cable One, Inc.	437	825,052
Charter Communications, Inc., Class A*	2,507	1,865,333

		2,690,385

Metals & Mining - 2.0%
Agnico Eagle Mines Ltd.	15,370	994,131
Newmont Corp.	16,878	1,060,276
Royal Gold, Inc.	8,584	1,043,128

		3,097,535

Multiline Retail - 1.8%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	4,408	410,385
Target Corp.	8,758	2,286,276

		2,696,661

Multi-Utilities - 1.4%
CMS Energy Corp.	7,366	455,145
Consolidated Edison, Inc.	7,772	573,341
WEC Energy Group, Inc.	12,238	1,152,085

		2,180,571

Pharmaceuticals - 9.0%
Eli Lilly and Co.	15,080	3,671,980
Johnson & Johnson	38,222	6,581,829
Merck & Co., Inc.	22,098	1,698,673
Organon & Co.*	2,210	64,112
Zoetis, Inc.	8,236	1,669,437

		13,686,031

Professional Services - 0.5%
Verisk Analytics, Inc.	4,466	848,272

Investments	Shares	Value ($)
Road & Rail - 3.2%
JB Hunt Transport Services, Inc.	6,438	1,084,481
Landstar System, Inc.	6,322	992,554
Old Dominion Freight Line, Inc.	4,350	1,170,802
Saia, Inc.*	4,640	1,048,640
Werner Enterprises, Inc.	14,442	660,144

		4,956,621

Software - 14.1%
Adobe, Inc.*	6,786	4,218,381
Atlassian Corp. plc, Class A*	3,712	1,206,845
Check Point Software Technologies Ltd.*	9,570	1,216,347
Intuit, Inc.	4,582	2,428,323
Microsoft Corp.	32,828	9,353,025
Tyler Technologies, Inc.*	1,914	942,913
Vonage Holdings Corp.*	44,080	628,581
Zoom Video Communications, Inc., Class A*	3,886	1,469,297

		21,463,712

Specialty Retail - 2.6%
Home Depot, Inc. (The)	8,294	2,722,008
O’Reilly Automotive, Inc.*	1,972	1,190,772

		3,912,780

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	48,430	7,064,000

Tobacco - 0.0%(b)
Philip Morris International, Inc.	754	75,468

Water Utilities - 0.9%
American Water Works Co., Inc.	7,714	1,312,228

TOTAL COMMON STOCKS (COST $123,678,517)		152,133,952

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.1%
REPURCHASE AGREEMENTS - 0.1%
Natixis SA, New York Branch, 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $103,654, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.38%, maturing 9/9/2021 - 5/15/2051; total market value $105,591 (Cost $103,654)	103,654	103,654

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(b)
U.S. TREASURY OBLIGATIONS - 0.0%(b)
U.S. Treasury Bills 0.03%, 1/27/2022(d)(e) (Cost $24,996)	25,000	24,994

Total Investments - 99.9% (Cost $123,807,167)		152,262,600
Other assets less liabilities - 0.1%		87,227

Net Assets - 100.0%		152,349,827

* Non-income producing security.

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $5,425,594, collateralized in the form of cash with a value of $103,654 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,047,859 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $435,143 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 25, 2021 – September 20, 2117; a total value of $5,586,656.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $103,654.
(d)	All or a portion of the security pledged as collateral for Futures Contracts.
(e)	The rate shown was the current yield as of July 31, 2021.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contract as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	1	09/17/2021	USD	$219,475	$4,947

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%

Aerospace & Defense - 0.4%
Rolls-Royce Holdings plc*	238,230	330,263

Air Freight & Logistics - 0.6%
DSV Panalpina A/S	720	175,383
SG Holdings Co. Ltd.	12,000	321,239

		496,622

Airlines - 0.1%
Singapore Airlines Ltd.*	27,000	101,691

Auto Components - 1.0%
Bridgestone Corp.	3,000	131,207
Continental AG*	2,670	362,833
Pirelli & C SpA(a)	52,350	316,467

		810,507

Automobiles - 1.0%
Daimler AG (Registered)	4,620	412,414
Toyota Motor Corp.	3,000	268,018
Yamaha Motor Co. Ltd.	5,900	146,438

		826,870

Banks - 11.7%
Australia & New Zealand Banking Group Ltd.	49,890	1,016,171
Bank Leumi Le-Israel BM*	48,510	372,541
Bank of Nova Scotia (The)	18,180	1,134,038
Bankinter SA	51,720	282,545
BOC Hong Kong Holdings Ltd.	180,000	579,061
Chiba Bank Ltd. (The)	33,000	187,326
Commonwealth Bank of Australia	18,150	1,329,446
Danske Bank A/S	3,630	63,655
Hang Seng Bank Ltd.	33,000	633,145
ING Groep NV	67,830	872,374
Royal Bank of Canada	15,390	1,555,582
Shizuoka Bank Ltd. (The)	78,000	561,458
Skandinaviska Enskilda Banken AB, Class A	2,880	39,012
Sumitomo Mitsui Financial Group, Inc.	21,000	707,016
Swedbank AB, Class A	2,820	54,984
Toronto-Dominion Bank (The)	7,020	466,463

		9,854,817

Beverages - 0.4%
Carlsberg A/S, Class B	720	133,087
Suntory Beverage & Food Ltd.	6,000	209,658

		342,745

Building Products - 0.4%
AGC, Inc.	7,700	327,294

Capital Markets - 2.2%
Deutsche Boerse AG	3,780	630,887
Euronext NV(a)	780	86,758

Investments	Shares	Value ($)
Japan Exchange Group, Inc.	18,000	406,906
Singapore Exchange Ltd.	84,000	736,962

		1,861,513

Chemicals - 5.7%
Air Liquide SA	7,410	1,287,966
Akzo Nobel NV	3,570	440,687
Chr Hansen Holding A/S	3,450	310,192
Covestro AG(a)	3,300	212,327
Givaudan SA (Registered)	135	673,585
Koninklijke DSM NV	3,120	628,763
Novozymes A/S, Class B	9,810	770,519
Symrise AG	2,910	428,919

		4,752,958

Commercial Services & Supplies - 1.4%
Brambles Ltd.	54,720	467,379
Secom Co. Ltd.	6,700	503,889
Securitas AB, Class B	13,080	230,767

		1,202,035

Diversified Financial Services - 1.0%
Groupe Bruxelles Lambert SA	3,480	404,818
Industrivarden AB, Class A	780	31,149
Investor AB, Class A	2,040	50,739
Investor AB, Class B	10,200	252,863
L E Lundbergforetagen AB, Class B	330	23,565
Sofina SA	90	42,176

		805,310

Diversified Telecommunication Services - 5.5%
BCE, Inc.	7,380	368,128
BT Group plc*	155,250	374,719
Elisa OYJ	9,870	634,114
HKT Trust & HKT Ltd.	210,000	285,361
Koninklijke KPN NV	87,810	288,218
Nippon Telegraph & Telephone Corp.	24,000	612,848
Proximus SADP	10,650	218,794
Singapore Telecommunications Ltd.	171,000	286,663
Spark New Zealand Ltd.	8,100	26,769
Swisscom AG (Registered)	1,260	757,696
Telecom Italia SpA	579,210	254,744
Telefonica Deutschland Holding AG	107,070	288,715
Telia Co. AB	7,620	33,468
United Internet AG (Registered)	4,680	193,679

		4,623,916

Electric Utilities - 3.7%
Chubu Electric Power Co., Inc.	27,000	323,877
CLP Holdings Ltd.	37,500	387,006
Emera, Inc.	4,680	218,151
Fortis, Inc.	7,080	320,893
Hydro One Ltd.(a)	10,890	268,684
Iberdrola SA	76,170	917,675
Iberdrola SA*(b)	1,904	22,939
Power Assets Holdings Ltd.	60,000	387,585

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Tohoku Electric Power Co., Inc.	30,000	227,153

		3,073,963

Electrical Equipment - 0.3%
Signify NV(a)	4,950	276,992

Electronic Equipment, Instruments & Components - 0.8%
Halma plc	9,960	400,065
Hirose Electric Co. Ltd.	2,000	297,950

		698,015

Energy Equipment & Services - 0.2%
TechnipFMC plc*	26,550	191,691

Entertainment - 0.0%(c)
Bollore SA	4,950	27,658

Food & Staples Retailing - 5.5%
Etablissements Franz Colruyt NV	9,390	533,796
ICA Gruppen AB	7,260	359,030
J Sainsbury plc	95,340	375,531
Kesko OYJ, Class B	5,310	227,622
Koninklijke Ahold Delhaize NV	25,170	781,831
Loblaw Cos. Ltd.	6,450	436,079
Metro, Inc.	7,590	393,378
Seven & i Holdings Co. Ltd.	13,200	585,491
Sundrug Co. Ltd.	9,000	291,116
Tesco plc	122,100	395,545
Tsuruha Holdings, Inc.	1,900	223,499

		4,602,918

Food Products - 4.9%
MEIJI Holdings Co. Ltd.	4,400	271,818
Nestle SA (Registered)	30,210	3,826,667

		4,098,485

Gas Utilities - 1.6%
Osaka Gas Co. Ltd.	15,000	280,319
Toho Gas Co. Ltd.(d)	9,900	480,793
Tokyo Gas Co. Ltd.	30,000	568,018

		1,329,130

Health Care Equipment & Supplies - 2.4%
Coloplast A/S, Class B	3,000	548,550
ConvaTec Group plc(a)	48,690	160,372
Hoya Corp.	6,500	912,369
Sysmex Corp.	3,500	414,260

		2,035,551

Health Care Providers & Services - 0.2%
Alfresa Holdings Corp.	3,000	45,431
Medipal Holdings Corp.	1,900	35,611
Sonic Healthcare Ltd.	1,740	51,185

		132,227

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Holdings Co. Japan Ltd.	6,000	270,068

Household Durables - 0.7%
Rinnai Corp.	1,000	92,210
SEB SA	1,650	274,115
Sekisui House Ltd.(d)	12,000	236,228

		602,553

Investments	Shares	Value ($)
Household Products - 0.8%
Lion Corp.	13,100	226,072
Reckitt Benckiser Group plc	6,270	481,467

		707,539

Independent Power and Renewable Electricity Producers - 0.4%
Uniper SE	7,980	311,795

Industrial Conglomerates - 0.8%
Jardine Matheson Holdings Ltd.	11,200	665,728

Insurance - 3.2%
Admiral Group plc	12,930	611,226
Ageas SA	660	34,874
AIA Group Ltd.	6,000	71,881
Direct Line Insurance Group plc	133,140	551,076
Fairfax Financial Holdings Ltd.	1,410	593,593
Gjensidige Forsikring ASA	840	19,234
NN Group NV	311	15,463
Sampo OYJ, Class A	2,700	130,051
Tryg A/S	27,810	687,392

		2,714,790

IT Services - 2.3%
Adyen NV*(a)	60	162,893
CGI, Inc.*	3,750	340,920
Fujitsu Ltd.	1,800	304,483
Itochu Techno-Solutions Corp.	6,000	183,417
Nomura Research Institute Ltd.	7,500	240,547
NTT Data Corp.	9,000	138,670
Obic Co. Ltd.	3,200	560,401

		1,931,331

Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	4,100	263,782

Machinery - 2.3%
Alstom SA*	6,780	281,069
GEA Group AG	7,350	325,877
Knorr-Bremse AG	2,280	258,466
Kone OYJ, Class B	8,250	683,039
Schindler Holding AG	990	320,278
Schindler Holding AG (Registered)	210	65,389

		1,934,118

Marine - 0.9%
Kuehne + Nagel International AG (Registered)	2,250	758,689

Media - 0.7%
Pearson plc	51,660	624,451

Metals & Mining - 0.7%
Nippon Steel Corp.	18,000	310,305
Norsk Hydro ASA	40,590	270,054

		580,359

Multiline Retail - 1.0%
Wesfarmers Ltd.	18,060	811,634

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Multi-Utilities - 0.3%
Centrica plc*	411,540	260,172

Oil, Gas & Consumable Fuels - 0.8%
Cenovus Energy, Inc.	41,550	346,486
Idemitsu Kosan Co. Ltd.	3,000	70,360
Oil Search Ltd.(d)	102,810	287,923

		704,769

Personal Products - 0.6%
Kobayashi Pharmaceutical Co. Ltd.(d)	6,000	476,720
Unilever plc	1,020	58,868

		535,588

Pharmaceuticals - 12.0%
AstraZeneca plc	6,570	755,249
GlaxoSmithKline plc	73,560	1,450,043
Novartis AG (Registered)	2,760	255,444
Novo Nordisk A/S, Class B	29,040	2,685,074
Ono Pharmaceutical Co. Ltd.	3,000	67,941
Roche Holding AG	10,440	4,035,809
Roche Holding AG - BR	120	51,506
Sanofi	3,780	389,424
Santen Pharmaceutical Co. Ltd.	30,000	404,829

		10,095,319

Professional Services - 2.1%
RELX plc	27,330	803,283
Wolters Kluwer NV	8,100	922,847

		1,726,130

Real Estate Management & Development - 3.2%
Deutsche Wohnen SE	4,380	273,402
Hang Lung Properties Ltd.	120,000	310,377
Henderson Land Development Co. Ltd.	150,000	670,746
Hongkong Land Holdings Ltd.	66,000	299,640
New World Development Co. Ltd.	30,000	142,256
PSP Swiss Property AG (Registered)	2,550	345,233
Sun Hung Kai Properties Ltd.	45,000	644,495

		2,686,149

Road & Rail - 0.9%
Hankyu Hanshin Holdings, Inc.	1,700	49,954
Kintetsu Group Holdings Co. Ltd.*	6,000	201,458
MTR Corp. Ltd.	60,000	355,544
Nagoya Railroad Co. Ltd.	9,000	150,806

		757,762

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	870	659,222

Software - 1.9%
Dassault Systemes SE	12,000	661,961
Nice Ltd.*	1,230	345,019
Open Text Corp.	5,760	298,993
Oracle Corp. Japan	3,000	223,326
SAP SE	570	81,676

		1,610,975

Specialty Retail - 2.3%
ABC-Mart, Inc.	10,400	570,460

Investments	Shares	Value ($)
Kingfisher plc	125,850	644,610
Nitori Holdings Co. Ltd.	2,500	473,918
Yamada Holdings Co. Ltd.	51,000	239,781

		1,928,769

Technology Hardware, Storage & Peripherals - 1.0%
Canon, Inc.	18,000	409,449
FUJIFILM Holdings Corp.	6,000	428,118

		837,567

Textiles, Apparel & Luxury Goods - 2.7%
Hermes International	630	962,953
LVMH Moet Hennessy Louis Vuitton SE	1,650	1,318,532

		2,281,485

Tobacco - 0.8%
Japan Tobacco, Inc.(d)	36,000	701,959

Trading Companies & Distributors - 1.2%
ITOCHU Corp.	24,000	706,770
MonotaRO Co. Ltd.	12,000	275,098

		981,868

Water Utilities - 1.2%
Pennon Group plc	15,320	272,216
Severn Trent plc	7,050	274,455
United Utilities Group plc	33,330	497,232

		1,043,903

Wireless Telecommunication Services - 2.2%
KDDI Corp.	27,000	819,718
Rogers Communications, Inc., Class B	420	21,425
Softbank Corp.	39,000	507,977
SoftBank Group Corp.	1,000	62,296
Vodafone Group plc	245,190	396,057

		1,807,473

TOTAL COMMON STOCKS (COST $74,629,586)		83,599,118

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 1.3%
REPURCHASE AGREEMENTS - 1.3%
Natixis SA, New York Branch, 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $1,135,878, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.38%, maturing 9/9/2021 - 5/15/2051; total market value $1,157,100 (Cost $1,135,873)	1,135,873	1,135,873

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Total Investments - 100.7% (Cost $75,765,459)		84,734,991
Liabilities in excess of other assets - (0.7%)		(558,218)

Net Assets - 100.0%		84,176,773

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $22,939, which represents approximately 0.03% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets.
(d)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,520,612, collateralized in the form of cash with a value of $1,135,873 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $25,838 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $474,216 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 25, 2021 – September 20, 2117; a total value of $1,635,927.

(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $1,135,873.

Percentages shown are based on Net Assets.

Abbreviations

OYJ     Public Limited Company

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI EAFE E-Mini Index	3	09/17/2021	USD	$347,910	$(3,052)

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2021:

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CHF	20,000	Morgan Stanley	USD	21,675	09/15/2021	$418
CHF	24,000	Toronto-Dominion Bank (The)	USD	26,064	09/15/2021	447
EUR	20,000	Toronto-Dominion Bank (The)	USD	23,685	09/15/2021	52
GBP	110,000	Morgan Stanley	USD	152,490	09/15/2021	465
GBP	36,000	Toronto-Dominion Bank (The)	USD	49,708	09/15/2021	350
JPY	4,400,000	BNP Paribas SA	USD	39,813	09/15/2021	292
JPY	1,900,000	Morgan Stanley	USD	17,158	09/15/2021	160
JPY	12,800,000	Toronto-Dominion Bank (The)	USD	116,192	09/15/2021	476
SEK	550,000	Toronto-Dominion Bank (The)	USD	63,734	09/15/2021	211
USD	79,915	BNP Paribas SA	AUD	103,000	09/15/2021	4,187
USD	66,664	Toronto-Dominion Bank (The)	CAD	83,000	09/15/2021	179
USD	10,050	Citibank NA	CHF	9,000	09/15/2021	108
USD	38,292	Toronto-Dominion Bank (The)	DKK	234,000	09/15/2021	959
USD	242,851	Citibank NA	EUR	199,000	09/15/2021	6,671
USD	71,429	Morgan Stanley	EUR	60,000	09/15/2021	219
USD	93,448	BNP Paribas SA	GBP	66,000	09/15/2021	1,675
USD	13,910	Morgan Stanley	GBP	10,000	09/15/2021	5
USD	178,730	BNP Paribas SA	JPY	19,573,000	09/15/2021	328
USD	106,735	Toronto-Dominion Bank (The)	SEK	882,000	09/15/2021	4,190

Total unrealized appreciation						$21,392

AUD	133,000	Toronto-Dominion Bank (The)	USD	99,559	09/15/2021	$(1,775)
CAD	62,000	Toronto-Dominion Bank (The)	USD	51,269	09/15/2021	(1,605)
EUR	253,000	Toronto-Dominion Bank (The)	USD	300,620	09/15/2021	(351)
USD	220,809	BNP Paribas SA	GBP	160,000	09/15/2021	(1,670)
USD	72,337	BNP Paribas SA	JPY	8,000,000	09/15/2021	(581)

Total unrealized depreciation						$(5,982)

Net unrealized appreciation						$15,410

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
SEK — Swedish Krona
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	4.7%
Belgium	1.5
Canada	8.0
Denmark	6.4
Finland	2.0
France	6.5
Germany	4.5
Hong Kong	5.3
Israel	0.9
Italy	0.7
Japan	22.6
Netherlands	6.0
New Zealand	0.0	†
Norway	0.3
Singapore	2.5
Spain	1.5
Sweden	1.3
Switzerland	13.2
United Kingdom	11.5
Other[1]	0.6

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%

Automobiles - 0.2%
Hero MotoCorp Ltd.	1,014	37,654

Banks - 16.8%
Al Rajhi Bank	6,516	192,853
Attijariwafa Bank	1,548	77,973
Banco BBVA Peru SA	1,006	447
Banco de Chile	49,524	4,535
Bank Central Asia Tbk. PT	4,800	9,907
Bank of China Ltd., Class H	372,000	129,246
Bank of Communications Co. Ltd., Class H	150,000	86,859
Chang Hwa Commercial Bank Ltd.	120,000	71,017
China Construction Bank Corp., Class H	210,000	146,464
China Merchants Bank Co. Ltd., Class H	2,000	15,236
Commercial Bank PSQC (The)	31,008	46,840
Commercial International Bank Egypt SAE*	31,296	113,785
E.Sun Financial Holding Co. Ltd.*	78,709	74,586
First Financial Holding Co. Ltd.	126,000	102,503
Hong Leong Bank Bhd.	19,200	81,896
Hua Nan Financial Holdings Co. Ltd.	132,000	91,100
Industrial & Commercial Bank of China Ltd., Class H	204,000	113,403
Kuwait Finance House KSCP	42,804	111,855
Malayan Banking Bhd.	49,385	93,738
Masraf Al Rayan QSC	109,854	130,340
Mega Financial Holding Co. Ltd.	126,000	149,136
National Bank of Kuwait SAKP	43,188	128,529
Postal Savings Bank of China Co. Ltd., Class H(a)	132,000	85,269
Qatar Islamic Bank SAQ	26,712	126,334
Qatar National Bank QPSC	45,576	227,817
Saudi National Bank (The)	1,482	21,734
Sberbank of Russia PJSC	13,800	57,788
SinoPac Financial Holdings Co. Ltd.*	114,000	57,275
Taiwan Cooperative Financial Holding Co. Ltd.	127,890	99,925

		2,648,390

Beverages - 0.1%
Arca Continental SAB de CV	3,600	21,836

Biotechnology - 0.7%
Celltrion, Inc.*	67	14,766
Green Cross Corp.	228	57,880
Seegene, Inc.	672	40,895

		113,541

Investments	Shares	Value ($)
Capital Markets - 0.8%
Macquarie Korea Infrastructure Fund	12,396	132,554

Chemicals - 4.2%
Asian Paints Ltd.	4,002	159,104
PhosAgro PJSC	1,482	93,258
Pidilite Industries Ltd.	5,124	156,912
SABIC Agri-Nutrients Co.	4,830	165,619
Yanbu National Petrochemical Co.	4,734	86,465

		661,358

Commercial Services & Supplies - 0.7%
S-1 Corp.	1,644	115,198

Construction Materials - 0.5%
LafargeHolcim Maroc SA	396	79,786

Diversified Consumer Services - 0.4%
China East Education Holdings Ltd.(a)	51,000	59,327

Diversified Telecommunication Services - 4.1%
China Tower Corp. Ltd., Class H(a)	480,000	63,620
Chunghwa Telecom Co. Ltd.*	39,000	160,379
Itissalat Al-Maghrib	8,190	124,492
Saudi Telecom Co.	6,018	215,020
Telefonica Brasil SA	10,800	86,470

		649,981

Electric Utilities - 0.7%
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,800	22,503
Manila Electric Co.	15,420	81,750

		104,253

Electronic Equipment, Instruments & Components -1.1%
Hon Hai Precision Industry Co. Ltd.	19,000	74,736
WPG Holdings Ltd.	48,000	93,717

		168,453

Entertainment - 0.4%
NetEase, Inc., ADR	576	58,873

Food & Staples Retailing - 3.1%
Atacadao SA	13,800	50,914
BIM Birlesik Magazalar A/S	13,344	100,452
President Chain Store Corp.	9,000	90,274
Puregold Price Club, Inc.	65,640	52,922
Sun Art Retail Group Ltd.*	87,000	54,073
Wal-Mart de Mexico SAB de CV	39,600	130,847

		479,482

Food Products - 5.4%
Almarai Co. JSC	4,284	67,052
Dali Foods Group Co. Ltd.(a)	108,000	58,508
Gruma SAB de CV, Class B	7,920	85,894
International Holding Co. PJSC*	3,894	140,573

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Nestle Malaysia Bhd.	3,900	122,915
Orion Corp.	942	96,227
Tingyi Cayman Islands Holding Corp.	32,000	57,649
Uni-President China Holdings Ltd.	108,000	108,400
Uni-President Enterprises Corp.	42,000	109,937

		847,155

Gas Utilities - 2.1%
China Resources Gas Group Ltd.	16,000	98,621
ENN Energy Holdings Ltd.	5,800	121,281
Petronas Gas Bhd.	31,200	112,675

		332,577

Health Care Equipment & Supplies - 0.4%
Hartalega Holdings Bhd.	15,600	26,024
Top Glove Corp. Bhd.	40,200	37,914

		63,938

Health Care Providers & Services - 4.5%
Apollo Hospitals Enterprise Ltd.	2,076	112,567
Bangkok Dusit Medical Services PCL, NVDR	163,800	112,132
Bangkok Dusit Medical Services PCL, Class F	17,400	11,911
Bumrungrad Hospital PCL, NVDR	30,600	111,721
Celltrion Healthcare Co. Ltd.*	808	75,444
Dr Sulaiman Al Habib Medical Services Group Co.	2,142	97,893
IHH Healthcare Bhd.	63,000	84,199
Mitra Keluarga Karyasehat Tbk. PT(a)	589,800	105,624

		711,491

Hotels, Restaurants & Leisure - 1.0%
Jubilant Foodworks Ltd.*	1,110	56,312
Yum China Holdings, Inc.	1,680	104,479

		160,791

Household Durables - 0.5%
Coway Co. Ltd.	1,062	79,217

Household Products - 0.1%
Hindustan Unilever Ltd.	528	16,556

Independent Power and Renewable Electricity Producers - 0.6%
Colbun SA	444,950	65,079
Unipro PJSC	756,000	28,329

		93,408

Industrial Conglomerates - 0.4%
Enka Insaat ve Sanayi A/S	59,766	65,713

Insurance - 0.7%
Ping An Insurance Group Co. of China Ltd., Class H	12,000	105,235

Interactive Media & Services - 5.4%
Baidu, Inc., ADR*	306	50,187
Tencent Holdings Ltd.	13,000	801,292

		851,479

Internet & Direct Marketing Retail - 8.3%
Alibaba Group Holding Ltd., ADR*	4,788	934,569

Investments	Shares	Value ($)
JD.com, Inc., ADR*	1,218	86,332
Meituan, Class B*(a)	5,900	163,231
Naspers Ltd., Class N	432	83,336
Pinduoduo, Inc., ADR*	480	43,973

		1,311,441

IT Services - 3.3%
Infosys Ltd.	4,308	93,234
Mphasis Ltd.*	210	7,337
Samsung SDS Co. Ltd.	216	34,271
Tata Consultancy Services Ltd.	7,020	298,804
Tech Mahindra Ltd.	5,328	86,602

		520,248

Marine - 1.0%
MISC Bhd.	4,200	6,668
Orient Overseas International Ltd.	8,000	146,181

		152,849

Metals & Mining - 1.4%
Polyus PJSC	546	104,590
Vale SA	5,200	109,878

		214,468

Multiline Retail - 0.0%(b)
Robinson PCL*(c)	600	356

Multi-Utilities - 0.8%
Qatar Electricity & Water Co. QSC	27,186	123,199

Oil, Gas & Consumable Fuels - 2.8%
China Shenhua Energy Co. Ltd., Class H	60,000	113,496
LUKOIL PJSC	216	18,547
Petroleo Brasileiro SA (Preference)	1,200	6,273
Petronas Dagangan Bhd.	15,000	65,403
Qatar Fuel QSC	18,054	89,204
Reliance Industries Ltd.	1,374	37,580
Surgutneftegas PJSC (Preference)	216,000	112,698

		443,201

Personal Products - 0.0%(b)
Hengan International Group Co. Ltd.	500	2,969

Pharmaceuticals - 2.1%
Cadila Healthcare Ltd.	1,578	12,428
Dr Reddy’s Laboratories Ltd.	552	34,947
Lupin Ltd.	2,262	33,662
Richter Gedeon Nyrt.	3,054	84,038
Sino Biopharmaceutical Ltd.	90,000	76,436
Yuhan Corp.	1,528	81,830

		323,341

Road & Rail - 1.2%
CJ Logistics Corp.*	546	83,543
GMexico Transportes SAB de CV(a)	57,600	97,627

		181,170

Semiconductors & Semiconductor Equipment - 8.6%
MediaTek, Inc.	2,000	65,081

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Taiwan Semiconductor Manufacturing Co. Ltd.	62,000	1,285,893

		1,350,974

Specialty Retail - 2.6%
Abu Dhabi National Oil Co. for Distribution PJSC	66,774	79,260
Home Product Center PCL, NVDR	251,600	101,811
Jarir Marketing Co.	2,310	123,926
Zhongsheng Group Holdings Ltd.	12,000	110,254

		415,251

Technology Hardware, Storage & Peripherals - 4.7%
Chicony Electronics Co. Ltd.	37,000	106,508
Lite-On Technology Corp.	7,000	16,045
Samsung Electronics Co. Ltd.	9,150	624,451

		747,004

Textiles, Apparel & Luxury Goods - 0.0%(b)
Page Industries Ltd.	12	5,080

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	2,040	66,921

Tobacco - 0.6%
KT&G Corp.	1,320	94,446

Transportation Infrastructure - 0.8%
Promotora y Operadora de Infraestructura SAB de CV	3,450	26,082
Westports Holdings Bhd.	103,800	99,865

		125,947

Water Utilities - 0.5%
Guangdong Investment Ltd.	50,000	70,002

Wireless Telecommunication Services - 4.6%
Advanced Info Service PCL, NVDR	16,800	91,750
America Movil SAB de CV, Series L	32,400	27,213
Far EasTone Telecommunications Co. Ltd.	38,000	82,346
Globe Telecom, Inc.	2,130	79,260
Intouch Holdings PCL, NVDR	63,600	124,810
Maxis Bhd.	71,400	72,077
Mobile Telecommunications Co. KSCP	9,738	19,158
PLDT, Inc.	3,060	74,992
Taiwan Mobile Co. Ltd.*	26,000	96,692
Vodacom Group Ltd.	5,736	51,225

		719,523

TOTAL COMMON STOCKS (COST $14,601,550)		15,526,636

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(b)
Capital Markets - 0.0%(b)
Macquarie Korea Infrastructure Fund, expiring 8/5/2021, price 12,050.00 KRW*(c) (Cost $–)	1,087	109

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(b)
Food Products - 0.0%(b)
Britannia Industries Ltd.
8.00%, 8/28/2022 (Cost $1) INR	78	1

Total Investments - 98.6% (Cost $14,601,551)		15,526,746
Other assets less liabilities - 1.4%		221,123

Net Assets - 100.0%		15,747,869

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $465, which represents approximately 0.00% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	4	09/17/2021	USD	$255,540	$(16,573)

Forward Foreign Currency Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	41,237	Citibank NA	HKD	320,000	09/15/2021	$55

Net unrealized appreciation						$55

Abbreviations:

HKD — Hong Kong Dollar
USD — US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Brazil	1.8%
Chile	0.4
China	25.8
Egypt	0.7
Hungary	0.5
India	7.7
Indonesia	0.7
Kuwait	1.7
Malaysia	5.1
Mexico	2.5
Morocco	1.8
Peru	0.0 †
Philippines	1.8
Qatar	4.7
Russia	2.6
Saudi Arabia	6.2
South Africa	0.9
South Korea	9.7
Taiwan	18.0
Thailand	3.5
Turkey	1.1
United Arab Emirates	1.4
Other[1]	1.4

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 1.3%
AAR Corp.*	3,045	108,889
Aerojet Rocketdyne Holdings, Inc.(a)	5,481	258,594
AeroVironment, Inc.*(a)	812	82,093
Axon Enterprise, Inc.*	2,842	528,669
Boeing Co. (The)*	15,428	3,494,133
BWX Technologies, Inc.	3,857	221,508
Curtiss-Wright Corp.	1,624	192,119
Ducommun, Inc.*(a)	203	10,952
General Dynamics Corp.	7,714	1,512,175
HEICO Corp.	1,218	164,735
HEICO Corp., Class A	2,030	246,219
Hexcel Corp.*	2,842	154,662
Howmet Aerospace, Inc.*	13,398	439,722
Huntington Ingalls Industries, Inc.	1,421	291,490
Kaman Corp.(a)	1,015	45,015
Kratos Defense & Security Solutions, Inc.*	8,323	226,386
L3Harris Technologies, Inc.	6,902	1,564,960
Lockheed Martin Corp.	8,526	3,168,858
Maxar Technologies, Inc.	5,075	184,070
Mercury Systems, Inc.*	1,827	120,582
Moog, Inc., Class A	7,917	616,497
National Presto Industries, Inc.(a)	203	19,585
Northrop Grumman Corp.	5,278	1,916,020
PAE, Inc.*(a)	7,308	65,187
Parsons Corp.*(a)	7,511	290,075
Raytheon Technologies Corp.	52,983	4,606,872
Spirit AeroSystems Holdings, Inc., Class A	5,075	219,291
Teledyne Technologies, Inc.*	1,624	735,298
Textron, Inc.	8,526	588,379
TransDigm Group, Inc.*	1,421	910,989
Triumph Group, Inc.*	9,744	185,623
Vectrus, Inc.*	1,218	55,163
Virgin Galactic Holdings, Inc.*(a)	7,308	219,167

		23,443,977

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	18,879	456,872
Atlas Air Worldwide Holdings, Inc.*(a)	7,511	503,012
CH Robinson Worldwide, Inc.	4,263	380,132
Echo Global Logistics, Inc.*	3,248	100,461
Expeditors International of Washington, Inc.	4,669	598,799
FedEx Corp.	8,526	2,386,854
Forward Air Corp.	1,015	89,766
Hub Group, Inc., Class A*	9,947	659,287
United Parcel Service, Inc., Class B	20,300	3,884,608
XPO Logistics, Inc.*	3,045	422,311

		9,482,102

Investments	Shares	Value ($)
Airlines - 0.2%
Alaska Air Group, Inc.*	5,684	329,843
Allegiant Travel Co.*	1,015	192,972
American Airlines Group, Inc.*(a)	29,029	591,611
Delta Air Lines, Inc.*	20,300	809,970
Hawaiian Holdings, Inc.*	7,714	152,197
JetBlue Airways Corp.*(a)	24,766	366,289
SkyWest, Inc.*	5,684	230,145
Southwest Airlines Co.*	17,864	902,489
Spirit Airlines, Inc.*(a)	9,947	268,370
United Airlines Holdings, Inc.*(a)	8,932	417,303

		4,261,189

Auto Components - 0.5%
Adient plc*	24,563	1,034,839
American Axle & Manufacturing Holdings, Inc.*	18,473	179,003
Aptiv plc*	7,105	1,185,469
Autoliv, Inc.	2,233	225,265
BorgWarner, Inc.	6,496	318,174
Cooper-Standard Holdings, Inc.*(a)	3,451	89,899
Dana, Inc.	41,006	990,705
Dorman Products, Inc.*	1,015	102,667
Fox Factory Holding Corp.*	2,030	327,926
Gentex Corp.	7,105	241,783
Gentherm, Inc.*	1,218	101,009
Goodyear Tire & Rubber Co. (The)*	70,238	1,103,439
LCI Industries(a)	1,015	148,007
Lear Corp.	1,827	319,689
Luminar Technologies, Inc.*(a)	16,646	306,286
Modine Manufacturing Co.*(a)	19,691	329,431
Patrick Industries, Inc.	1,421	117,417
Standard Motor Products, Inc.(a)	7,917	330,614
Tenneco, Inc., Class A*	15,834	275,670
Veoneer, Inc.*(a)	25,781	807,461
Visteon Corp.*	1,015	115,761

		8,650,514

Automobiles - 1.2%
Ford Motor Co.*	142,100	1,982,295
General Motors Co.*	44,863	2,550,013
Harley-Davidson, Inc.	7,308	289,543
Tesla, Inc.*	22,330	15,345,176
Thor Industries, Inc.	3,248	384,433
Winnebago Industries, Inc.	6,902	496,047

		21,047,507

Banks - 6.1%
1st Source Corp.	5,887	269,566
Allegiance Bancshares, Inc.(a)	609	22,210
Ameris Bancorp(a)	15,225	740,087
Associated Banc-Corp.	32,683	647,123
Atlantic Union Bankshares Corp.(a)	16,849	597,634
Banc of California, Inc.(a)	4,060	69,507
BancFirst Corp.(a)	609	33,787
Bancorp, Inc. (The)*(a)	14,413	336,832
BancorpSouth Bank(a)	25,578	659,912

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bank of America Corp.	268,163	10,286,733
Bank of Hawaii Corp.	1,421	118,952
Bank OZK	31,262	1,272,676
BankUnited, Inc.(a)	24,157	956,134
Banner Corp.	6,902	366,082
Berkshire Hills Bancorp, Inc.(a)	4,263	115,272
BOK Financial Corp.(a)	8,323	699,215
Brookline Bancorp, Inc.	3,045	43,757
Bryn Mawr Bank Corp.	609	23,830
Cadence Bancorp	34,916	663,404
Camden National Corp.	5,481	245,384
Cathay General Bancorp	15,834	599,634
Central Pacific Financial Corp.	4,263	109,133
CIT Group, Inc.	24,563	1,184,919
Citigroup, Inc.	72,674	4,914,216
Citizens Financial Group, Inc.(a)	16,646	701,795
City Holding Co.(a)	609	46,077
Columbia Banking System, Inc.	2,436	85,114
Comerica, Inc.	6,902	473,891
Commerce Bancshares, Inc.(a)	3,248	229,731
Community Bank System, Inc.(a)	3,654	261,773
Community Trust Bancorp, Inc.	2,233	88,784
ConnectOne Bancorp, Inc.	5,481	144,150
CrossFirst Bankshares, Inc.*(a)	2,842	39,248
Cullen/Frost Bankers, Inc.(a)	3,248	348,575
Customers Bancorp, Inc.*(a)	4,263	154,406
CVB Financial Corp.	34,104	650,022
Dime Community Bancshares, Inc.(a)	12,383	408,887
Eagle Bancorp, Inc.(a)	6,090	335,133
East West Bancorp, Inc.	7,105	505,521
Eastern Bankshares, Inc.(a)	6,496	118,552
Enterprise Financial Services Corp.(a)	6,496	289,527
FB Financial Corp.	1,421	53,728
Fifth Third Bancorp	26,999	979,794
First Bancorp/NC(a)	4,872	194,880
First Bancorp/PR	60,697	736,255
First Bancshares, Inc. (The)(a)	4,669	180,083
First Busey Corp.	15,225	359,310
First Citizens BancShares, Inc., Class A(a)	406	317,732
First Commonwealth Financial Corp.(a)	26,796	352,903
First Financial Bancorp(a)	19,488	438,480
First Financial Bankshares, Inc.	7,105	347,008
First Financial Corp.	1,827	73,171
First Foundation, Inc.(a)	10,759	253,590
First Hawaiian, Inc.(a)	28,420	782,403
First Horizon Corp.	27,405	423,407
First Interstate BancSystem, Inc., Class A	2,639	110,627
First Merchants Corp.(a)	14,819	603,578
First Midwest Bancorp, Inc.	22,939	411,526
First Republic Bank	4,669	910,548
Flushing Financial Corp.(a)	5,684	125,332
FNB Corp.	70,238	804,927
Fulton Financial Corp.	33,698	516,253
German American Bancorp, Inc.(a)	812	30,612

Investments	Shares	Value ($)
Glacier Bancorp, Inc.	3,451	177,934
Great Southern Bancorp, Inc.	406	21,124
Great Western Bancorp, Inc.	7,105	218,834
Hancock Whitney Corp.	20,706	905,059
Hanmi Financial Corp.	8,120	148,028
HarborOne Bancorp, Inc.(a)	2,436	33,154
Heartland Financial USA, Inc.(a)	8,120	370,434
Heritage Commerce Corp.	14,413	156,237
Hilltop Holdings, Inc.(a)	18,270	578,794
Home BancShares, Inc.	38,164	808,314
Hope Bancorp, Inc.	22,939	303,942
Horizon Bancorp, Inc.	8,120	135,685
Huntington Bancshares, Inc.	50,141	705,985
Independent Bank Corp. - MA(a)	1,218	86,088
Independent Bank Corp. - MI	8,526	179,302
Independent Bank Group, Inc.	9,947	693,306
International Bancshares Corp.(a)	15,225	594,993
Investors Bancorp, Inc.	61,509	850,054
JPMorgan Chase & Co.	107,996	16,391,633
KeyCorp	37,961	746,313
Lakeland Bancorp, Inc.	6,699	109,663
Lakeland Financial Corp.	812	54,298
Live Oak Bancshares, Inc.	1,015	61,093
M&T Bank Corp.	4,872	652,117
Midland States Bancorp, Inc.	5,075	124,896
National Bank Holdings Corp., Class A	1,218	43,190
NBT Bancorp, Inc.	14,616	509,368
Nicolet Bankshares, Inc.*(a)	4,060	293,903
OceanFirst Financial Corp.	17,661	344,389
OFG Bancorp	16,240	375,144
Old National Bancorp(a)	42,224	679,384
Pacific Premier Bancorp, Inc.	26,999	1,025,422
PacWest Bancorp	29,232	1,164,018
Park National Corp.(a)	406	46,247
Peoples Bancorp, Inc.(a)	6,699	197,554
People’s United Financial, Inc.	22,939	360,142
Pinnacle Financial Partners, Inc.(a)	19,285	1,728,129
PNC Financial Services Group, Inc. (The)	15,022	2,740,163
Popular, Inc.	21,518	1,565,650
Preferred Bank	2,436	143,675
Prosperity Bancshares, Inc.(a)	25,375	1,730,321
QCR Holdings, Inc.(a)	1,827	89,687
Regions Financial Corp.	37,555	722,934
Renasant Corp.(a)	3,857	135,689
S&T Bancorp, Inc.(a)	14,007	412,506
Sandy Spring Bancorp, Inc.	9,947	413,696
Seacoast Banking Corp. of Florida	5,278	160,398
ServisFirst Bancshares, Inc.(a)	1,624	115,434
Signature Bank	2,233	506,824
Silvergate Capital Corp., Class A*	1,015	104,342
Simmons First National Corp., Class A	22,939	624,400
South State Corp.(a)	2,842	195,643
Southside Bancshares, Inc.	1,015	36,581
Sterling Bancorp	50,750	1,101,783
Stock Yards Bancorp, Inc.(a)	812	38,684
SVB Financial Group*	1,624	893,135

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Synovus Financial Corp.	37,555	1,536,000
Texas Capital Bancshares, Inc.*(a)	14,210	894,946
Tompkins Financial Corp.	406	31,161
Towne Bank	15,022	447,806
TriCo Bancshares	812	32,017
TriState Capital Holdings, Inc.*(a)	3,045	61,844
Triumph Bancorp, Inc.*	609	46,686
Truist Financial Corp.	47,705	2,596,583
Trustmark Corp.(a)	17,255	517,995
UMB Financial Corp.	1,421	133,006
Umpqua Holdings Corp.	62,930	1,187,489
United Bankshares, Inc.(a)	36,946	1,276,115
United Community Banks, Inc.	23,345	672,569
Univest Financial Corp.	6,293	172,176
US Bancorp	48,517	2,694,634
Valley National Bancorp	100,282	1,292,635
Veritex Holdings, Inc.(a)	6,496	217,941
Washington Trust Bancorp, Inc.	5,684	277,095
Webster Financial Corp.(a)	25,375	1,220,537
Wells Fargo & Co.	145,754	6,695,939
WesBanco, Inc.	13,804	445,593
Westamerica Bancorp	812	45,107
Western Alliance Bancorp	5,075	471,062
Wintrust Financial Corp.(a)	12,789	913,135
Zions Bancorp NA	8,323	434,044

		106,783,162

Beverages - 1.0%
Boston Beer Co., Inc. (The), Class A*	203	144,130
Brown-Forman Corp., Class A	1,624	108,629
Brown-Forman Corp., Class B	5,075	359,919
Coca-Cola Co. (The)	115,507	6,587,364
Coca-Cola Consolidated, Inc.(a)	1,421	567,192
Constellation Brands, Inc., Class A	6,090	1,366,231
Keurig Dr Pepper, Inc.	22,127	779,092
Molson Coors Beverage Co., Class B*	7,714	377,137
Monster Beverage Corp.*	10,556	995,642
National Beverage Corp.(a)	812	36,849
PepsiCo, Inc.	41,209	6,467,752

		17,789,937

Biotechnology - 2.6%
AbbVie, Inc.	63,742	7,413,195
ACADIA Pharmaceuticals, Inc.*(a)	3,248	70,254
Acceleron Pharma, Inc.*(a)	1,421	177,710
Adverum Biotechnologies, Inc.*(a)	16,849	38,247
Agenus, Inc.*	2,436	12,618
Agios Pharmaceuticals, Inc.*	1,015	48,811
Akebia Therapeutics, Inc.*(a)	58,464	144,406
Alector, Inc.*	5,481	131,736
Alkermes plc*	5,481	141,793
Allakos, Inc.*(a)	3,248	258,411
Alnylam Pharmaceuticals, Inc.*(a)	4,060	726,496
Altimmune, Inc.*	7,105	64,442
Amgen, Inc.	21,315	5,148,425
Amicus Therapeutics, Inc.*(a)	8,323	77,321
Anika Therapeutics, Inc.*(a)	609	24,439
Apellis Pharmaceuticals, Inc.*(a)	5,075	324,749

Investments	Shares	Value ($)
Arcus Biosciences, Inc.*(a)	5,278	165,782
Ardelyx, Inc.*	13,195	22,959
Arena Pharmaceuticals, Inc.*	4,669	288,824
Arrowhead Pharmaceuticals, Inc.*(a)	3,654	253,186
Assembly Biosciences, Inc.*(a)	1,827	6,340
Athenex, Inc.*(a)	20,503	77,296
Avita Medical, Inc.*(a)	6,902	127,894
Beam Therapeutics, Inc.*(a)	3,248	298,816
BioCryst Pharmaceuticals, Inc.*	17,661	284,695
Biogen, Inc.*	5,075	1,658,155
BioMarin Pharmaceutical, Inc.*	6,902	529,590
Bioxcel Therapeutics, Inc.*(a)	1,218	31,169
Blueprint Medicines Corp.*	1,827	160,539
Bridgebio Pharma, Inc.*(a)	5,075	271,259
Cardiff Oncology, Inc.*(a)	10,353	55,078
CareDx, Inc.*	3,451	290,022
Catalyst Pharmaceuticals, Inc.*(a)	42,021	245,403
CEL-SCI Corp.*(a)	16,849	135,297
ChemoCentryx, Inc.*(a)	1,421	21,002
Clovis Oncology, Inc.*(a)	29,435	142,171
Coherus Biosciences, Inc.*(a)	13,398	174,844
Crinetics Pharmaceuticals, Inc.*(a)	8,729	156,947
CRISPR Therapeutics AG*	1,218	147,402
Cue Biopharma, Inc.*	2,436	25,383
Cytokinetics, Inc.*(a)	2,233	66,275
Deciphera Pharmaceuticals, Inc.*	609	18,568
Denali Therapeutics, Inc.*	6,293	321,132
Dicerna Pharmaceuticals, Inc.*	2,436	91,374
Dynavax Technologies Corp.*(a)	1,015	9,480
Editas Medicine, Inc.*(a)	1,827	76,478
Eiger BioPharmaceuticals, Inc.*(a)	4,263	33,933
Emergent BioSolutions, Inc.*(a)	13,804	909,684
Enanta Pharmaceuticals, Inc.*(a)	2,030	85,768
Epizyme, Inc.*(a)	2,639	17,497
Esperion Therapeutics, Inc.*(a)	5,481	84,353
Exact Sciences Corp.*	4,872	525,396
Exelixis, Inc.*	10,150	171,028
Fate Therapeutics, Inc.*(a)	2,030	168,084
FibroGen, Inc.*(a)	609	7,917
Flexion Therapeutics, Inc.*	3,857	22,872
G1 Therapeutics, Inc.*(a)	8,120	140,557
Gilead Sciences, Inc.	47,096	3,216,186
Global Blood Therapeutics, Inc.*	4,872	133,152
Halozyme Therapeutics, Inc.*	8,120	335,600
Heron Therapeutics, Inc.*(a)	609	7,527
Homology Medicines, Inc.*(a)	8,120	51,643
Horizon Therapeutics plc*	7,511	751,250
Ideaya Biosciences, Inc.*	2,639	64,656
ImmunoGen, Inc.*(a)	8,729	48,970
Immunovant, Inc.*(a)	4,466	46,714
Incyte Corp.*	6,699	518,168
Insmed, Inc.*	7,105	174,783
Intellia Therapeutics, Inc.*	4,263	604,707
Intercept Pharmaceuticals, Inc.*(a)	4,263	73,665
Invitae Corp.*(a)	6,090	170,459
Ionis Pharmaceuticals, Inc.*	6,293	233,722
Iovance Biotherapeutics, Inc.*(a)	3,857	85,895
Ironwood Pharmaceuticals, Inc.*(a)	5,481	72,733

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kadmon Holdings, Inc.*(a)	37,758	141,970
Karyopharm Therapeutics, Inc.*(a)	1,827	15,219
Kodiak Sciences, Inc.*(a)	812	68,078
Kura Oncology, Inc.*(a)	22,939	434,465
Ligand Pharmaceuticals, Inc.*	609	69,128
Madrigal Pharmaceuticals, Inc.*	609	53,178
Mersana Therapeutics, Inc.*	3,654	40,194
Mirati Therapeutics, Inc.*	1,015	162,461
Moderna, Inc.*(a)	11,571	4,091,506
Molecular Templates, Inc.*(a)	4,872	34,104
Myriad Genetics, Inc.*	3,451	109,155
Natera, Inc.*	3,654	418,456
Neurocrine Biosciences, Inc.*	2,639	245,981
Novavax, Inc.*(a)	2,639	473,252
OPKO Health, Inc.*(a)	33,901	116,619
Precision BioSciences, Inc.*	1,015	10,008
Prothena Corp. plc*	1,624	81,362
PTC Therapeutics, Inc.*	2,030	77,810
Radius Health, Inc.*	7,917	119,784
Regeneron Pharmaceuticals, Inc.*	4,060	2,332,917
REVOLUTION Medicines, Inc.*(a)	3,654	104,651
Rhythm Pharmaceuticals, Inc.*	1,218	21,059
Rigel Pharmaceuticals, Inc.*(a)	37,758	151,032
Rocket Pharmaceuticals, Inc.*(a)	3,045	109,072
Sage Therapeutics, Inc.*	14,616	639,158
Sangamo Therapeutics, Inc.*(a)	4,060	38,895
Sarepta Therapeutics, Inc.*(a)	6,090	412,780
Seagen, Inc.*	4,263	653,902
Seres Therapeutics, Inc.*(a)	7,308	51,887
Sorrento Therapeutics, Inc.*(a)	21,518	176,663
Spectrum Pharmaceuticals, Inc.*(a)	8,526	27,454
Sutro Biopharma, Inc.*(a)	1,827	31,114
TG Therapeutics, Inc.*(a)	3,248	113,648
Translate Bio, Inc.*(a)	6,699	185,160
Travere Therapeutics, Inc.*(a)	1,218	16,748
Twist Bioscience Corp.*	1,421	174,854
Ultragenyx Pharmaceutical, Inc.*	2,233	178,260
United Therapeutics Corp.*	2,436	443,181
Vanda Pharmaceuticals, Inc.*	1,624	26,487
Veracyte, Inc.*(a)	5,684	253,279
Vericel Corp.*(a)	3,857	204,190
Vertex Pharmaceuticals, Inc.*	8,323	1,677,750
Viking Therapeutics, Inc.*(a)	19,691	121,100
Vir Biotechnology, Inc.*(a)	5,481	195,398
Voyager Therapeutics, Inc.*(a)	1,015	3,197
XBiotech, Inc.	609	9,866
Xencor, Inc.*	1,421	43,738
Y-mAbs Therapeutics, Inc.*(a)	3,045	100,790
ZIOPHARM Oncology, Inc.*(a)	5,075	11,520

		44,985,812

Building Products - 0.7%
A O Smith Corp.	3,857	271,263
AAON, Inc.	1,421	88,315
Advanced Drainage Systems, Inc.	1,827	223,058
Allegion plc	3,045	415,947
American Woodmark Corp.*	2,639	195,946
Apogee Enterprises, Inc.(a)	5,481	217,431
Armstrong World Industries, Inc.	2,233	241,566

Investments	Shares	Value ($)
AZEK Co., Inc. (The)*(a)	4,872	177,195
Builders FirstSource, Inc.*	10,556	469,742
Carrier Global Corp.	26,796	1,480,479
Cornerstone Building Brands, Inc.*(a)	12,992	218,525
Fortune Brands Home & Security, Inc.	4,669	455,087
Gibraltar Industries, Inc.*	1,015	75,800
Griffon Corp.	7,308	168,961
Insteel Industries, Inc.	406	15,765
JELD-WEN Holding, Inc.*(a)	19,285	510,667
Johnson Controls International plc	26,390	1,884,774
Lennox International, Inc.(a)	1,015	334,371
Masco Corp.	7,917	472,724
Masonite International Corp.*	7,105	804,002
Owens Corning	4,669	448,971
PGT Innovations, Inc.*	6,699	151,263
Quanex Building Products Corp.(a)	4,872	121,020
Resideo Technologies, Inc.*(a)	35,525	1,047,988
Simpson Manufacturing Co., Inc.	1,624	182,668
Trane Technologies plc	6,293	1,281,318
Trex Co., Inc.*	4,060	394,226
UFP Industries, Inc.(a)	2,030	150,748

		12,499,820

Capital Markets - 3.0%
Affiliated Managers Group, Inc.	10,962	1,736,819
Ameriprise Financial, Inc.	4,263	1,097,978
Apollo Global Management, Inc.(a)	5,481	322,612
Ares Management Corp.	4,060	290,737
Artisan Partners Asset Management, Inc., Class A	12,789	615,023
B. Riley Financial, Inc.(a)	4,263	288,008
Bank of New York Mellon Corp. (The)	26,390	1,354,599
BGC Partners, Inc., Class A(a)	92,974	497,411
BlackRock, Inc.	5,102	4,424,301
Blackstone Group, Inc. (The), Class A(a)	19,082	2,199,582
Blucora, Inc.*(a)	16,849	284,074
Brightsphere Investment Group, Inc.	6,902	172,481
Carlyle Group, Inc. (The)	1,827	92,209
Charles Schwab Corp. (The)	43,036	2,924,296
CME Group, Inc.(a)	9,947	2,110,057
Cohen & Steers, Inc.(a)	812	67,566
Cowen, Inc., Class A	8,932	357,101
Evercore, Inc., Class A	2,639	348,876
FactSet Research Systems, Inc.	1,015	362,639
Federated Hermes, Inc., Class B	20,300	658,532
Focus Financial Partners, Inc., Class A*	12,586	646,039
Franklin Resources, Inc.	11,774	347,922
Goldman Sachs Group, Inc. (The)	11,977	4,489,938
Hamilton Lane, Inc., Class A(a)	1,015	94,395
Houlihan Lokey, Inc.	1,827	162,786
Interactive Brokers Group, Inc., Class A(a)	3,045	188,364
Intercontinental Exchange, Inc.	17,661	2,116,318

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Invesco Ltd.	18,270	445,423
Janus Henderson Group plc	39,991	1,673,223
Jefferies Financial Group, Inc.	11,571	384,041
KKR & Co., Inc.	15,225	970,746
LPL Financial Holdings, Inc.(a)	3,248	458,098
MarketAxess Holdings, Inc.(a)	1,015	482,297
Moelis & Co., Class A(a)	1,624	96,222
Moody’s Corp.	5,075	1,908,200
Morgan Stanley	51,968	4,987,889
Morningstar, Inc.(a)	609	153,852
MSCI, Inc.(a)	2,233	1,330,779
Nasdaq, Inc.	3,248	606,499
Northern Trust Corp.(b)	7,714	870,525
Open Lending Corp., Class A*(a)	7,714	293,132
Piper Sandler Cos.(a)	3,654	448,309
PJT Partners, Inc., Class A	406	31,737
Raymond James Financial, Inc.	4,060	525,689
S&P Global, Inc.(a)	6,902	2,959,025
SEI Investments Co.	3,451	209,821
State Street Corp.	12,180	1,061,365
Stifel Financial Corp.	24,360	1,620,914
StoneX Group, Inc.*	5,075	327,490
T. Rowe Price Group, Inc.	7,917	1,616,335
Tradeweb Markets, Inc., Class A	4,669	404,942
Victory Capital Holdings, Inc., Class A(a)	1,218	37,137
Virtu Financial, Inc., Class A(a)	21,924	564,324
Virtus Investment Partners, Inc.	812	224,218

		52,942,895

Chemicals - 1.9%
AdvanSix, Inc.*(a)	9,338	312,356
Air Products and Chemicals, Inc.	6,902	2,008,689
Albemarle Corp.	3,451	711,044
American Vanguard Corp.	203	3,352
Amyris, Inc.*	7,511	109,510
Ashland Global Holdings, Inc.	2,233	189,961
Avient Corp.	3,045	147,743
Axalta Coating Systems Ltd.*	8,323	250,522
Balchem Corp.	2,233	301,209
Cabot Corp.	14,210	782,403
Celanese Corp.	4,060	632,426
CF Industries Holdings, Inc.	5,481	258,977
Chase Corp.(a)	406	47,311
Chemours Co. (The)(a)	42,224	1,403,948
Corteva, Inc.	19,894	851,065
Diversey Holdings Ltd.*	16,037	267,497
Dow, Inc.	24,766	1,539,455
DuPont de Nemours, Inc.	19,488	1,462,574
Eastman Chemical Co.	4,669	526,290
Ecolab, Inc.	6,699	1,479,340
Element Solutions, Inc.	17,458	408,343
Ferro Corp.*(a)	6,902	143,562
FMC Corp.(a)	3,654	390,795
FutureFuel Corp.	1,827	15,530
Hawkins, Inc.	812	29,484
HB Fuller Co.(a)	1,624	104,943
Huntsman Corp.	45,269	1,195,554
Ingevity Corp.*	1,624	137,943

Investments	Shares	Value ($)
Innospec, Inc.	812	71,821
International Flavors & Fragrances, Inc.	9,947	1,498,416
Koppers Holdings, Inc.*	7,308	224,429
Kraton Corp.*	7,917	302,350
Kronos Worldwide, Inc.(a)	4,872	67,770
Linde plc	15,428	4,742,413
Livent Corp.*(a)	4,060	79,211
LyondellBasell Industries NV, Class A	9,541	947,708
Minerals Technologies, Inc.(a)	9,135	732,810
Mosaic Co. (The)	9,135	285,286
NewMarket Corp.(a)	2,233	705,427
Olin Corp.	37,149	1,747,117
PPG Industries, Inc.	6,699	1,095,420
PQ Group Holdings, Inc.(a)	10,759	167,410
Quaker Chemical Corp.(a)	203	51,103
RPM International, Inc.	3,654	316,400
Scotts Miracle-Gro Co. (The)(a)	1,218	215,537
Sensient Technologies Corp.	1,421	123,883
Sherwin-Williams Co. (The)	6,699	1,949,610
Stepan Co.	609	71,832
Tredegar Corp.(a)	812	10,613
Trinseo SA	8,729	474,508
Tronox Holdings plc, Class A	21,924	404,059
Valvoline, Inc.	7,105	217,981
W R Grace & Co.(a)	2,436	169,546
Westlake Chemical Corp.	406	33,666

		32,418,152

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	15,225	707,810
ACCO Brands Corp.(a)	29,638	264,964
ADT, Inc.(a)	43,036	451,448
Brady Corp., Class A	1,624	88,800
BrightView Holdings, Inc.*(a)	8,932	143,180
Brink’s Co. (The)(a)	1,624	124,983
Casella Waste Systems, Inc., Class A*	1,421	97,736
Cimpress plc*	2,436	249,081
Cintas Corp.(a)	2,436	960,222
Clean Harbors, Inc.*	1,827	173,565
Copart, Inc.*	5,684	835,548
CoreCivic, Inc., REIT*	38,164	392,326
Covanta Holding Corp.	3,857	77,526
Deluxe Corp.	11,774	516,879
Ennis, Inc.	7,308	144,479
Harsco Corp.*	1,015	20,422
Healthcare Services Group, Inc.(a)	6,496	169,546
Herman Miller, Inc.	18,238	786,949
HNI Corp.	4,060	151,438
IAA, Inc.*	2,842	171,884
Interface, Inc.(a)	17,052	245,890
KAR Auction Services, Inc.*(a)	34,713	572,070
Kimball International, Inc., Class B(a)	1,421	17,592
Matthews International Corp., Class A	5,278	182,619
MSA Safety, Inc.(a)	2,233	367,284

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pitney Bowes, Inc.(a)	21,721	173,768
Republic Services, Inc.	5,887	696,785
Rollins, Inc.(a)	5,481	210,087
SP Plus Corp.*(a)	5,278	173,066
Steelcase, Inc., Class A	14,210	195,387
Stericycle, Inc.*	5,684	401,006
Tetra Tech, Inc.(a)	2,233	298,150
UniFirst Corp.(a)	609	132,622
US Ecology, Inc.*(a)	1,015	35,525
Viad Corp.*	2,639	120,998
Waste Management, Inc.	10,759	1,595,129

		11,946,764

Communications Equipment - 1.0%
Arista Networks, Inc.*	1,421	540,534
Calix, Inc.*	4,466	208,919
Casa Systems, Inc.*(a)	1,421	10,672
Ciena Corp.*	7,511	436,690
Cisco Systems, Inc.	154,280	8,542,484
CommScope Holding Co., Inc.*	54,201	1,146,893
Comtech Telecommunications Corp.(a)	9,744	243,308
EchoStar Corp., Class A*(a)	7,511	167,495
Extreme Networks, Inc.*(a)	17,052	187,742
F5 Networks, Inc.*(a)	1,624	335,372
Harmonic, Inc.*	3,248	28,745
Infinera Corp.*(a)	23,345	231,349
Juniper Networks, Inc.	14,007	394,157
Lumentum Holdings, Inc.*(a)	20,909	1,756,147
Motorola Solutions, Inc.	5,075	1,136,394
NETGEAR, Inc.*	8,729	298,968
NetScout Systems, Inc.*	20,300	583,828
Plantronics, Inc.*(a)	10,150	316,578
Ribbon Communications, Inc.*(a)	32,277	223,034
Ubiquiti, Inc.(a)	406	127,119
Viasat, Inc.*(a)	4,872	241,846
Viavi Solutions, Inc.*	7,714	128,747

		17,287,021

Construction & Engineering - 0.4%
AECOM*(a)	6,496	408,988
Ameresco, Inc., Class A*(a)	1,421	97,381
API Group Corp.*(c)	33,901	777,011
Arcosa, Inc.	1,624	88,930
Argan, Inc.	406	18,250
Comfort Systems USA, Inc.(a)	3,654	273,136
Construction Partners, Inc., Class A*(a)	1,218	40,900
Dycom Industries, Inc.*	1,624	112,706
EMCOR Group, Inc.	13,804	1,681,465
Fluor Corp.*	11,774	196,155
Granite Construction, Inc.(a)	4,060	155,985
Great Lakes Dredge & Dock Corp.*(a)	11,977	184,446
MasTec, Inc.*	3,248	328,795
MYR Group, Inc.*(a)	2,436	232,955
Primoris Services Corp.	12,789	382,391
Quanta Services, Inc.(a)	5,684	516,676
Sterling Construction Co., Inc.*	3,248	71,326
Tutor Perini Corp.*	12,383	174,229

Investments	Shares	Value ($)
Valmont Industries, Inc.	812	192,403
WillScot Mobile Mini Holdings Corp.*	13,804	396,313

		6,330,441

Construction Materials - 0.1%
Eagle Materials, Inc.	2,030	286,880
Forterra, Inc.*	4,872	114,930
Martin Marietta Materials, Inc.(a)	1,827	663,749
Summit Materials, Inc., Class A*(a)	3,857	129,595
US Concrete, Inc.*(a)	2,639	192,146
Vulcan Materials Co.(a)	3,654	657,683

		2,044,983

Consumer Finance - 0.9%
Ally Financial, Inc.	14,819	761,104
American Express Co.	19,691	3,357,906
Capital One Financial Corp.	16,443	2,658,833
Credit Acceptance Corp.*(a)	609	295,225
Curo Group Holdings Corp.(a)	4,263	67,227
Discover Financial Services	10,353	1,287,085
Encore Capital Group, Inc.*(a)	8,526	403,621
Enova International, Inc.*	8,323	275,408
FirstCash, Inc.	1,421	112,543
Green Dot Corp., Class A*(a)	2,842	130,931
LendingClub Corp.*(a)	12,992	317,005
LendingTree, Inc.*(a)	609	118,889
Navient Corp.	38,367	783,838
Nelnet, Inc., Class A(a)	4,872	366,862
OneMain Holdings, Inc.	5,481	334,341
PRA Group, Inc.*(a)	12,383	480,337
PROG Holdings, Inc.	17,458	764,137
Santander Consumer USA Holdings, Inc.	6,090	249,873
SLM Corp.	80,591	1,517,528
Synchrony Financial	17,052	801,785
World Acceptance Corp.*	406	76,965

		15,161,443

Containers & Packaging - 0.6%
Amcor plc(a)	56,637	654,724
AptarGroup, Inc.(a)	1,624	209,366
Avery Dennison Corp.	2,030	427,680
Ball Corp.	9,135	738,839
Berry Global Group, Inc.*	6,902	443,730
Crown Holdings, Inc.	5,278	526,533
Graphic Packaging Holding Co.	64,148	1,229,717
Greif, Inc., Class A(a)	6,496	393,788
International Paper Co.	14,007	809,044
Myers Industries, Inc.	406	8,599
O-I Glass, Inc.*	35,931	531,419
Packaging Corp. of America	3,654	517,041
Pactiv Evergreen, Inc.(a)	11,165	161,558
Ranpak Holdings Corp.*	8,526	218,436
Sealed Air Corp.	7,714	437,770
Silgan Holdings, Inc.	17,052	690,947
Sonoco Products Co.(a)	24,766	1,579,823
Westrock Co.	10,353	509,471

		10,088,485

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,624	69,897

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Genuine Parts Co.	4,466	566,825
LKQ Corp.*	11,368	576,926
Pool Corp.(a)	1,015	484,987

		1,698,635

Diversified Consumer Services - 0.4%
2U, Inc.*	6,293	273,116
Adtalem Global Education, Inc.*	12,180	442,621
American Public Education, Inc.*	406	12,026
Bright Horizons Family Solutions, Inc.*	1,624	242,788
Chegg, Inc.*(a)	3,857	341,846
frontdoor, Inc.*(a)	3,045	149,022
Graham Holdings Co., Class B	1,015	674,630
Grand Canyon Education, Inc.*(a)	2,030	187,511
H&R Block, Inc.	47,096	1,156,207
Houghton Mifflin Harcourt Co.*	19,894	225,200
Laureate Education, Inc., Class A*	27,811	411,881
OneSpaWorld Holdings Ltd.*(a)	10,353	102,288
Perdoceo Education Corp.*	28,217	334,653
Service Corp. International(a)	5,075	317,137
Strategic Education, Inc.(a)	7,917	627,739
Stride, Inc.*(a)	12,789	392,111
Terminix Global Holdings, Inc.*	5,481	287,752
Vivint Smart Home, Inc.*(a)	21,112	259,044
WW International, Inc.*(a)	10,759	330,732

		6,768,304

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	67,802	18,868,619
Cannae Holdings, Inc.*	21,924	728,973
Equitable Holdings, Inc.	16,443	507,595
Voya Financial, Inc.	5,481	352,976

		20,458,163

Diversified Telecommunication Services - 1.0%
Anterix, Inc.*(a)	406	23,678
AT&T, Inc.	252,329	7,077,828
ATN International, Inc.	406	17,478
Bandwidth, Inc., Class A*(a)	406	52,642
Cincinnati Bell, Inc.*(a)	11,571	177,499
Cogent Communications Holdings, Inc.(a)	4,060	315,097
Consolidated Communications Holdings, Inc.*(a)	19,082	146,741
Iridium Communications, Inc.*(a)	7,917	334,335
Liberty Latin America Ltd., Class A*	9,744	133,006
Liberty Latin America Ltd., Class C*	18,067	249,867
Lumen Technologies, Inc.(a)	26,999	336,677
ORBCOMM, Inc.*	16,443	185,641
Verizon Communications, Inc.	150,017	8,367,948

		17,418,437

Electric Utilities - 1.3%
ALLETE, Inc.(a)	1,624	114,200
Alliant Energy Corp.	8,323	487,145
American Electric Power Co., Inc.	17,864	1,574,176
Avangrid, Inc.(a)	1,015	52,922
Duke Energy Corp.	26,390	2,773,853
Edison International	15,225	829,762

Investments	Shares	Value ($)
Entergy Corp.	6,293	647,675
Evergy, Inc.	6,293	410,429
Eversource Energy	8,526	735,538
Exelon Corp.	33,901	1,586,567
FirstEnergy Corp.	19,691	754,559
Hawaiian Electric Industries, Inc.	7,511	325,527
IDACORP, Inc.	3,248	342,502
MGE Energy, Inc.(a)	1,218	95,150
NextEra Energy, Inc.	55,419	4,317,140
NRG Energy, Inc.	10,353	426,958
OGE Energy Corp.	11,165	376,819
Otter Tail Corp.	812	41,241
PG&E Corp.*(a)	56,434	496,055
Pinnacle West Capital Corp.	3,654	305,292
PNM Resources, Inc.	5,481	264,897
Portland General Electric Co.	25,375	1,240,837
PPL Corp.	23,954	679,575
Southern Co. (The)	37,352	2,385,672
Xcel Energy, Inc.	21,315	1,454,749

		22,719,240

Electrical Equipment - 0.7%
Acuity Brands, Inc.	2,639	462,828
AMETEK, Inc.	5,887	818,587
Array Technologies, Inc.*	406	5,497
Atkore, Inc.*	12,383	930,087
AZZ, Inc.	203	10,757
Bloom Energy Corp., Class A*(a)	4,872	106,210
ChargePoint Holdings, Inc.*(a)	9,338	220,844
Eaton Corp. plc	14,210	2,245,891
Emerson Electric Co.	21,315	2,150,470
Encore Wire Corp.	812	63,685
EnerSys	1,421	140,196
FuelCell Energy, Inc.*(a)	23,751	150,344
Generac Holdings, Inc.*	1,827	766,171
GrafTech International Ltd.	38,367	436,233
Hubbell, Inc.	1,421	284,854
nVent Electric plc	43,848	1,386,035
Plug Power, Inc.*	10,759	293,506
Regal Beloit Corp.(a)	2,639	388,540
Rockwell Automation, Inc.	3,248	998,500
Sensata Technologies Holding plc*	4,872	285,597
Sunrun, Inc.*(a)	3,451	182,799
Thermon Group Holdings, Inc.*	1,015	16,910
TPI Composites, Inc.*	609	23,836
Vertiv Holdings Co.(a)	14,210	398,448
Vicor Corp.*(a)	812	93,875

		12,860,700

Electronic Equipment, Instruments & Components - 1.3%
Advanced Energy Industries, Inc.	1,421	147,429
Amphenol Corp., Class A	17,458	1,265,530
Arlo Technologies, Inc.*(a)	1,015	6,202
Arrow Electronics, Inc.*	3,857	457,325
Avnet, Inc.	23,751	981,391
Badger Meter, Inc.(a)	1,015	102,546
Belden, Inc.	5,075	248,675
Benchmark Electronics, Inc.	1,218	32,155
CDW Corp.	3,654	669,961
Cognex Corp.	4,669	422,124

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Coherent, Inc.*	1,827	449,332
Corning, Inc.	25,984	1,087,690
CTS Corp.	1,218	42,618
ePlus, Inc.*	2,233	206,463
Fabrinet*	1,218	115,125
FARO Technologies, Inc.*(a)	609	44,390
Flex Ltd.*	21,315	383,031
II-VI, Inc.*(a)	28,420	1,984,000
Insight Enterprises, Inc.*(a)	9,338	937,348
IPG Photonics Corp.*	1,015	221,432
Itron, Inc.*(a)	2,842	280,278
Jabil, Inc.	7,308	435,118
Keysight Technologies, Inc.*	5,075	835,091
Kimball Electronics, Inc.*	12,586	256,629
Knowles Corp.*	3,045	61,022
Littelfuse, Inc.	1,015	269,980
Methode Electronics, Inc.	10,759	514,603
MicroVision, Inc.*(a)	15,225	209,648
National Instruments Corp.(a)	8,323	367,128
nLight, Inc.*(a)	406	14,084
Novanta, Inc.*	2,233	313,536
OSI Systems, Inc.*(a)	609	60,931
PC Connection, Inc.(a)	406	19,309
Plexus Corp.*	8,729	788,403
Rogers Corp.*	609	116,075
Sanmina Corp.*	17,864	686,335
ScanSource, Inc.*	3,654	100,814
SYNNEX Corp.	10,759	1,286,131
TE Connectivity Ltd.	9,338	1,377,075
Trimble, Inc.*	7,105	607,478
TTM Technologies, Inc.*	25,172	352,156
Vishay Intertechnology, Inc.	39,585	876,016
Vontier Corp.	46,690	1,510,422
Zebra Technologies Corp., Class A*	1,421	785,074

		21,928,103

Energy Equipment & Services - 0.4%
Archrock, Inc.(a)	14,616	125,844
Baker Hughes Co.(a)	24,766	526,030
Cactus, Inc., Class A(a)	2,030	73,161
ChampionX Corp.*	15,022	349,111
Core Laboratories NV	2,639	88,037
Frank’s International NV*(a)	51,156	140,679
Halliburton Co.	25,172	520,557
Helix Energy Solutions Group, Inc.*(a)	18,676	77,505
Helmerich & Payne, Inc.	28,623	820,621
Liberty Oilfield Services, Inc., Class A*	13,804	140,663
Nabors Industries Ltd.*(a)	1,421	124,374
NexTier Oilfield Solutions, Inc.*	18,879	72,118
NOV, Inc.*	93,583	1,292,381
Oceaneering International, Inc.*	19,082	253,027
Patterson-UTI Energy, Inc.(a)	56,840	455,857
ProPetro Holding Corp.*	14,210	107,286
RPC, Inc.*(a)	15,428	64,798
Schlumberger NV	46,284	1,334,368
Tidewater, Inc.*(a)	14,819	167,751

Investments	Shares	Value ($)
Transocean Ltd.*(a)	132,356	477,805

		7,211,973

Entertainment - 1.4%
Activision Blizzard, Inc.	23,954	2,003,034
AMC Entertainment Holdings, Inc., Class A*(a)	29,638	1,097,199
Cinemark Holdings, Inc.*(a)	12,180	189,155
Electronic Arts, Inc.	7,917	1,139,731
IMAX Corp.*	2,436	39,317
Liberty Media Corp-Liberty Formula One, Class A*	2,233	92,580
Liberty Media Corp-Liberty Formula One, Class C*(a)	6,090	285,804
Lions Gate Entertainment Corp., Class A*	18,676	280,700
Lions Gate Entertainment Corp., Class B*	36,337	485,462
Live Nation Entertainment, Inc.*	3,857	304,279
Madison Square Garden Entertainment Corp.*(a)	1,808	126,488
Madison Square Garden Sports Corp., Class A*(a)	1,218	198,217
Netflix, Inc.*	13,195	6,829,336
Roku, Inc.*	3,451	1,478,098
Skillz, Inc.*(a)	21,112	297,257
Take-Two Interactive Software, Inc.*	3,857	668,881
Walt Disney Co. (The)*	52,171	9,183,139
Warner Music Group Corp., Class A	6,902	260,827
World Wrestling Entertainment, Inc., Class A(a)	1,624	80,193
Zynga, Inc., Class A*(a)	26,593	268,589

		25,308,286

Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust	4,466	95,572
Agree Realty Corp.	3,857	289,854
Alexander & Baldwin, Inc.	6,293	125,986
Alexander’s, Inc.	203	56,605
Alexandria Real Estate Equities, Inc.	3,451	694,824
American Assets Trust, Inc.	609	22,490
American Campus Communities, Inc.	5,481	275,749
American Finance Trust, Inc.(a)	29,841	252,753
American Homes 4 Rent, Class A(a)	7,105	298,410
American Tower Corp.	13,398	3,788,954
Americold Realty Trust(a)	5,278	205,050
Apartment Income REIT Corp.	11,368	598,412
Apartment Investment & Management Co., Class A	1,218	8,477
Apple Hospitality REIT, Inc.	6,090	91,046
Armada Hoffler Properties, Inc.	2,030	26,390
Ashford Hospitality Trust, Inc.*(a)	6,374	103,262
AvalonBay Communities, Inc.	4,060	924,990
Boston Properties, Inc.	4,466	524,219
Brandywine Realty Trust	18,676	260,717

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Brixmor Property Group, Inc.	11,774	271,037
Broadstone Net Lease, Inc.(a)	13,398	348,616
Camden Property Trust	2,639	394,240
CareTrust REIT, Inc.	3,248	78,342
CatchMark Timber Trust, Inc., Class A(a)	2,233	26,104
Centerspace	5,075	456,750
Chatham Lodging Trust*	7,917	97,221
City Office REIT, Inc.	6,699	86,216
Columbia Property Trust, Inc.	6,293	104,904
Community Healthcare Trust, Inc.	812	40,462
CoreSite Realty Corp.	2,639	364,736
Corporate Office Properties Trust	10,353	304,792
Cousins Properties, Inc.(a)	6,293	249,958
Crown Castle International Corp.	12,180	2,351,836
CubeSmart(a)	8,729	433,482
CyrusOne, Inc.(a)	3,045	217,017
DiamondRock Hospitality Co.*	18,879	162,548
Digital Realty Trust, Inc.(a)	8,729	1,345,663
DigitalBridge Group, Inc.*(a)	44,051	306,595
Diversified Healthcare Trust	48,517	189,216
Douglas Emmett, Inc.	6,293	210,186
Duke Realty Corp.	10,150	516,432
Easterly Government Properties, Inc.(a)	7,308	165,892
EastGroup Properties, Inc.	2,436	429,272
Empire State Realty Trust, Inc., Class A(a)	18,473	211,146
EPR Properties	6,699	336,960
Equinix, Inc.	2,608	2,139,629
Equity Commonwealth	1,827	48,032
Equity LifeStyle Properties, Inc.	5,075	425,285
Equity Residential	8,323	700,214
Essential Properties Realty Trust, Inc.(a)	3,045	90,741
Essex Property Trust, Inc.	1,624	532,834
Extra Space Storage, Inc.	3,654	636,308
Federal Realty Investment Trust(a)	3,248	381,737
First Industrial Realty Trust, Inc.	8,323	455,934
Four Corners Property Trust, Inc.	2,436	69,938
Franklin Street Properties Corp.	30,247	157,889
Gaming and Leisure Properties, Inc.	7,714	365,181
GEO Group, Inc. (The)(a)	13,398	92,714
Getty Realty Corp.	812	25,651
Global Net Lease, Inc.(a)	8,526	157,475
Healthcare Realty Trust, Inc.	8,932	284,752
Healthcare Trust of America, Inc., Class A	12,586	359,834
Healthpeak Properties, Inc.	13,804	510,334
Highwoods Properties, Inc.	8,526	406,605
Host Hotels & Resorts, Inc.*	19,285	307,210
Hudson Pacific Properties, Inc.	6,902	188,149
Independence Realty Trust, Inc.	3,248	62,621
Industrial Logistics Properties Trust	18,676	506,120
Innovative Industrial Properties, Inc.	1,015	218,215
Invitation Homes, Inc.	15,022	611,095
Iron Mountain, Inc.	7,917	346,448
iStar, Inc.(a)	6,496	157,398

Investments	Shares	Value ($)
JBG SMITH Properties	7,917	258,332
Kilroy Realty Corp.	4,872	337,483
Kimco Realty Corp.	17,661	376,709
Kite Realty Group Trust	3,654	73,665
Lamar Advertising Co., Class A	3,857	411,156
Lexington Realty Trust(a)	8,120	106,778
Life Storage, Inc.	4,466	524,130
LTC Properties, Inc.(a)	1,421	53,785
Macerich Co. (The)(a)	17,052	277,948
Medical Properties Trust, Inc.	25,781	542,174
Mid-America Apartment Communities, Inc.	3,248	627,189
Monmouth Real Estate Investment Corp.	3,654	69,572
National Health Investors, Inc.(a)	1,421	96,955
National Retail Properties, Inc.(a)	7,308	357,142
National Storage Affiliates Trust	2,030	109,965
NexPoint Residential Trust, Inc.	—(d)	17
Office Properties Income Trust(a)	16,646	482,401
Omega Healthcare Investors, Inc.	6,090	220,945
Outfront Media, Inc.*	13,601	324,928
Paramount Group, Inc.	47,908	467,582
Park Hotels & Resorts, Inc.*	60,697	1,122,894
Pebblebrook Hotel Trust(a)	10,353	232,839
Physicians Realty Trust(a)	14,616	276,973
Piedmont Office Realty Trust, Inc., Class A	13,601	258,691
Plymouth Industrial REIT, Inc.	10,759	248,318
PotlatchDeltic Corp.	14,616	759,155
Preferred Apartment Communities, Inc., Class A(a)	19,488	205,404
Prologis, Inc.	21,721	2,781,157
PS Business Parks, Inc.	609	93,585
Public Storage	4,466	1,395,536
QTS Realty Trust, Inc., Class A	4,466	347,053
Rayonier, Inc.(a)	9,338	352,136
Realty Income Corp.(a)	9,135	642,099
Regency Centers Corp.	3,045	199,173
Retail Opportunity Investments Corp.(a)	4,872	86,088
Retail Properties of America, Inc., Class A	6,293	79,355
Rexford Industrial Realty, Inc.	8,120	499,542
RLJ Lodging Trust	14,413	206,827
RPT Realty	10,150	129,311
Ryman Hospitality Properties, Inc.*	3,857	295,832
Sabra Health Care REIT, Inc.(a)	7,511	139,629
Safehold, Inc.(a)	406	36,670
Saul Centers, Inc.	812	37,027
SBA Communications Corp.	3,045	1,038,315
Service Properties Trust	13,804	153,639
Simon Property Group, Inc.	10,353	1,309,862
SITE Centers Corp.(a)	5,684	90,148
SL Green Realty Corp.(a)	17,052	1,269,692
Spirit Realty Capital, Inc.	4,263	214,088
STAG Industrial, Inc.(a)	9,947	411,010
STORE Capital Corp.	10,556	382,022
Summit Hotel Properties, Inc.*(a)	11,368	102,426
Sun Communities, Inc.	3,857	756,396

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sunstone Hotel Investors, Inc.*(a)	10,150	117,131
Tanger Factory Outlet Centers, Inc.(a)	12,992	223,073
Terreno Realty Corp.	4,669	319,173
UDR, Inc.(a)	10,962	602,800
Uniti Group, Inc.	6,496	76,068
Universal Health Realty Income Trust	406	24,258
Urban Edge Properties	5,278	100,282
Urstadt Biddle Properties, Inc., Class A(a)	6,293	120,008
Ventas, Inc.	9,135	546,090
VEREIT, Inc.	4,872	238,582
VICI Properties, Inc.(a)	17,661	550,847
Vornado Realty Trust	2,030	88,305
Washington REIT(a)	7,308	177,511
Weingarten Realty Investors	4,669	150,295
Welltower, Inc.(a)	10,962	952,159
Weyerhaeuser Co.	19,488	657,330
WP Carey, Inc.(a)	4,872	393,122
Xenia Hotels & Resorts, Inc.*	32,074	567,068

		56,357,576

Food & Staples Retailing - 1.2%
Andersons, Inc. (The)	3,045	81,302
BJ’s Wholesale Club Holdings, Inc.*(a)	34,916	1,768,146
Casey’s General Stores, Inc.	1,015	200,676
Chefs’ Warehouse, Inc. (The)*(a)	6,090	176,123
Costco Wholesale Corp.	13,195	5,670,156
Grocery Outlet Holding Corp.*(a)	1,624	53,787
Ingles Markets, Inc., Class A(a)	2,436	145,575
Kroger Co. (The)(a)	28,826	1,173,218
Performance Food Group Co.*	6,293	288,345
PriceSmart, Inc.	609	54,652
Rite Aid Corp.*(a)	16,037	243,762
SpartanNash Co.	11,165	217,159
Sprouts Farmers Market, Inc.*(a)	31,871	783,389
Sysco Corp.	15,022	1,114,632
United Natural Foods, Inc.*	16,443	544,592
US Foods Holding Corp.*	9,947	341,580
Walgreens Boots Alliance, Inc.	24,969	1,177,288
Walmart, Inc.	40,600	5,787,530
Weis Markets, Inc.	5,278	277,887

		20,099,799

Food Products - 1.0%
Archer-Daniels-Midland Co.	20,503	1,224,439
B&G Foods, Inc.(a)	17,864	513,054
Beyond Meat, Inc.*(a)	1,218	149,449
Bunge Ltd.	4,263	330,937
Calavo Growers, Inc.	609	34,311
Cal-Maine Foods, Inc.(a)	1,015	35,413
Campbell Soup Co.	8,323	363,882
Conagra Brands, Inc.	18,676	625,459
Darling Ingredients, Inc.*	5,481	378,573
Flowers Foods, Inc.	13,195	310,874
Fresh Del Monte Produce, Inc.	9,947	306,964
Freshpet, Inc.*	2,030	297,294
General Mills, Inc.	22,127	1,302,395

Investments	Shares	Value ($)
Hain Celestial Group, Inc. (The)*	2,639	105,322
Hershey Co. (The)	4,060	726,253
Hormel Foods Corp.(a)	7,714	357,775
Hostess Brands, Inc.*(a)	4,263	68,592
Ingredion, Inc.	18,473	1,622,114
J & J Snack Foods Corp.	1,421	233,584
J M Smucker Co. (The)	4,060	532,307
John B Sanfilippo & Son, Inc.	406	37,498
Kellogg Co.	7,105	450,173
Kraft Heinz Co. (The)	20,097	773,132
Lamb Weston Holdings, Inc.	4,466	298,195
Lancaster Colony Corp.	1,624	321,341
McCormick & Co., Inc. (Non-Voting)	6,902	580,941
Mondelez International, Inc., Class A	52,780	3,338,863
Pilgrim’s Pride Corp.*	8,120	179,858
Post Holdings, Inc.*	3,654	373,950
Sanderson Farms, Inc.	609	113,786
Seaboard Corp.	64	263,040
Simply Good Foods Co. (The)*(a)	2,842	106,518
Tootsie Roll Industries, Inc.	—(d)	1
TreeHouse Foods, Inc.*(a)	15,225	675,990
Tyson Foods, Inc., Class A	8,729	623,774
Whole Earth Brands, Inc.*	11,977	154,024

		17,810,075

Gas Utilities - 0.3%
Atmos Energy Corp.(a)	4,060	400,275
Chesapeake Utilities Corp.	609	75,875
National Fuel Gas Co.	25,578	1,315,477
New Jersey Resources Corp.(a)	3,248	125,113
Northwest Natural Holding Co.(a)	2,842	148,608
ONE Gas, Inc.	1,624	119,819
South Jersey Industries, Inc.(a)	27,202	684,674
Southwest Gas Holdings, Inc.	14,616	1,022,097
Spire, Inc.	13,398	950,588
UGI Corp.	8,323	382,775

		5,225,301

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	52,780	6,385,324
ABIOMED, Inc.*	1,218	398,457
Accelerate Diagnostics, Inc.*(a)	15,225	113,579
Align Technology, Inc.*	2,030	1,412,474
AngioDynamics, Inc.*	812	21,624
AtriCure, Inc.*	1,421	120,018
Avanos Medical, Inc.*(a)	1,624	61,615
Baxter International, Inc.	14,007	1,083,441
Becton Dickinson and Co.	10,962	2,803,532
Boston Scientific Corp.*	41,818	1,906,901
Cardiovascular Systems, Inc.*	1,015	40,894
Cerus Corp.*(a)	18,879	95,150
Co-Diagnostics, Inc.*(a)	10,759	108,773
CONMED Corp.(a)	1,015	140,009
Cooper Cos., Inc. (The)	1,421	599,335
CryoLife, Inc.*	1,421	38,367
CryoPort, Inc.*(a)	1,218	75,175
Danaher Corp.	19,082	5,676,704
Dentsply Sirona, Inc.	6,293	415,590

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
DexCom, Inc.*	2,842	1,465,079
Edwards Lifesciences Corp.*	17,052	1,914,428
Envista Holdings Corp.*	7,511	323,574
Glaukos Corp.*	2,842	144,942
Globus Medical, Inc., Class A*	4,872	405,204
Haemonetics Corp.*	3,045	185,106
Heska Corp.*	203	48,862
Hill-Rom Holdings, Inc.	1,827	252,966
Hologic, Inc.*	7,105	533,159
ICU Medical, Inc.*	609	123,804
IDEXX Laboratories, Inc.*	2,639	1,790,641
Insulet Corp.*	1,827	510,994
Integer Holdings Corp.*	1,015	99,358
Integra LifeSciences Holdings Corp.*(a)	4,669	337,989
Intersect ENT, Inc.*(a)	1,218	28,440
Intuitive Surgical, Inc.*	3,451	3,421,528
iRhythm Technologies, Inc.*(a)	1,015	51,887
Lantheus Holdings, Inc.*(a)	8,932	233,750
LeMaitre Vascular, Inc.(a)	406	22,111
LivaNova plc*	3,451	297,821
Masimo Corp.*	1,421	387,066
Medtronic plc	40,194	5,277,874
Meridian Bioscience, Inc.*	17,458	357,889
Merit Medical Systems, Inc.*	1,827	128,054
Natus Medical, Inc.*	1,421	37,941
Neogen Corp.*	6,902	300,651
Nevro Corp.*	2,842	440,510
Novocure Ltd.*(a)	2,233	343,904
NuVasive, Inc.*	1,827	116,837
OraSure Technologies, Inc.*(a)	609	7,180
Orthofix Medical, Inc.*	812	32,269
Outset Medical, Inc.*	609	24,945
Penumbra, Inc.*(a)	1,015	270,223
Quidel Corp.*(a)	10,150	1,435,921
Quotient Ltd.*(a)	11,165	38,073
ResMed, Inc.	4,060	1,103,508
Shockwave Medical, Inc.*	2,233	406,406
STAAR Surgical Co.*(a)	2,436	311,613
STERIS plc	3,248	707,902
Stryker Corp.	9,338	2,530,038
Surmodics, Inc.*	406	22,375
Tactile Systems Technology, Inc.*(a)	406	19,886
Tandem Diabetes Care, Inc.*	2,030	220,600
Teleflex, Inc.	1,218	484,070
Varex Imaging Corp.*(a)	5,481	149,631
West Pharmaceutical Services, Inc.	2,030	835,812
Wright Medical Group NV Escrow*‡(e)	4,032	—
Zimmer Biomet Holdings, Inc.	5,684	928,879
Zynex, Inc.*(a)	6,496	90,229

		50,698,891

Health Care Providers & Services - 2.8%
1Life Healthcare, Inc.*	5,684	153,695
Acadia Healthcare Co., Inc.*	6,902	425,991
AdaptHealth Corp.*(a)	3,857	86,358
Addus HomeCare Corp.*	406	35,237
Amedisys, Inc.*	1,015	264,529

Investments	Shares	Value ($)
AmerisourceBergen Corp.	5,684	694,414
AMN Healthcare Services, Inc.*	3,857	387,860
Anthem, Inc.	8,729	3,352,023
Brookdale Senior Living, Inc.*	61,103	459,495
Cardinal Health, Inc.	11,165	662,978
Castle Biosciences, Inc.*	1,015	70,898
Centene Corp.*	20,909	1,434,567
Chemed Corp.	406	193,264
Cigna Corp.	12,586	2,888,361
Community Health Systems, Inc.*	15,631	208,205
CorVel Corp.*	203	28,586
Covetrus, Inc.*(a)	9,338	237,745
CVS Health Corp.	45,878	3,778,512
DaVita, Inc.*	3,045	366,161
Encompass Health Corp.	2,842	236,597
Ensign Group, Inc. (The)(a)	2,639	224,500
Fulgent Genetics, Inc.*(a)	5,481	505,622
Guardant Health, Inc.*	1,827	200,605
HCA Healthcare, Inc.	9,338	2,317,692
HealthEquity, Inc.*(a)	4,872	360,431
Henry Schein, Inc.*	4,872	390,491
Humana, Inc.	4,669	1,988,340
Laboratory Corp. of America Holdings*	3,654	1,082,132
LHC Group, Inc.*	1,015	218,408
Magellan Health, Inc.*	1,421	134,029
McKesson Corp.	5,887	1,199,947
MEDNAX, Inc.*(a)	25,578	744,831
ModivCare, Inc.*(a)	406	69,020
Molina Healthcare, Inc.*	2,233	609,631
National HealthCare Corp.(a)	4,872	378,311
National Research Corp.(a)	406	21,429
Option Care Health, Inc.*	11,368	235,545
Owens & Minor, Inc.	19,691	910,709
Patterson Cos., Inc.	22,939	714,091
Premier, Inc., Class A	21,924	781,371
Progyny, Inc.*(a)	3,654	203,491
Quest Diagnostics, Inc.	4,669	662,064
R1 RCM, Inc.*	3,857	82,578
RadNet, Inc.*(a)	1,421	52,208
Select Medical Holdings Corp.	26,390	1,041,086
Surgery Partners, Inc.*	6,293	343,346
Tenet Healthcare Corp.*(a)	26,999	1,939,608
Tivity Health, Inc.*(a)	7,105	178,193
Triple-S Management Corp., Class B*	6,090	148,170
UnitedHealth Group, Inc.	33,698	13,890,990
Universal Health Services, Inc., Class B	2,639	423,322
US Physical Therapy, Inc.(a)	406	47,973

		48,065,640

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*(a)	41,615	710,784
American Well Corp., Class A*	8,120	94,598
Cerner Corp.	8,729	701,724
Change Healthcare, Inc.*	57,652	1,251,625

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Computer Programs and Systems, Inc.(a)	4,060	128,174
Evolent Health, Inc., Class A*(a)	11,165	256,125
HealthStream, Inc.*	406	11,859
Inovalon Holdings, Inc., Class A*	7,308	276,827
Inspire Medical Systems, Inc.*	1,624	297,452
Omnicell, Inc.*(a)	2,639	386,614
Phreesia, Inc.*	2,842	194,251
Schrodinger, Inc.*(a)	2,639	178,581
Teladoc Health, Inc.*(a)	4,060	602,707
Veeva Systems, Inc., Class A*	4,466	1,485,883
Vocera Communications, Inc.*(a)	1,015	42,589

		6,619,793

Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A*	5,278	760,085
Aramark	7,105	249,599
BJ’s Restaurants, Inc.*	3,045	123,566
Bloomin’ Brands, Inc.*	7,917	198,954
Booking Holdings, Inc.*	1,218	2,653,121
Boyd Gaming Corp.*(a)	4,669	266,133
Brinker International, Inc.*	4,872	264,744
Caesars Entertainment, Inc.*	7,308	638,427
Carnival Corp.*(a)	26,593	575,738
Cheesecake Factory, Inc. (The)*(a)	4,060	183,756
Chipotle Mexican Grill, Inc.*	812	1,513,113
Choice Hotels International, Inc.	1,015	121,698
Churchill Downs, Inc.	1,624	301,739
Cracker Barrel Old Country Store, Inc.	1,624	221,156
Darden Restaurants, Inc.	3,248	473,818
Dave & Buster’s Entertainment, Inc.*	5,075	168,896
Denny’s Corp.*	2,030	28,562
Diamond Resorts International, Inc. Escrow*‡(e)	226	—
Dine Brands Global, Inc.*	1,827	141,538
Domino’s Pizza, Inc.	1,421	746,721
DraftKings, Inc., Class A*(a)	7,511	364,283
Everi Holdings, Inc.*(a)	9,541	216,485
Expedia Group, Inc.*	4,263	685,789
Hilton Grand Vacations, Inc.*	6,699	272,448
Hilton Worldwide Holdings, Inc.*(a)	7,917	1,040,690
Hyatt Hotels Corp., Class A*(a)	1,218	97,282
Jack in the Box, Inc.(a)	609	66,296
Las Vegas Sands Corp.*	10,962	464,241
Marriott International, Inc., Class A*	6,902	1,007,554
Marriott Vacations Worldwide Corp.*	3,045	448,742
McDonald’s Corp.	21,112	5,124,094
MGM Resorts International	13,601	510,446
Norwegian Cruise Line Holdings Ltd.*(a)	15,225	365,857
Papa John’s International, Inc.(a)	812	92,665
Penn National Gaming, Inc.*(a)	5,684	388,672
Planet Fitness, Inc., Class A*(a)	3,045	229,075
Red Rock Resorts, Inc., Class A*(a)	2,436	95,978
Royal Caribbean Cruises Ltd.*	6,496	499,348

Investments	Shares	Value ($)
Ruth’s Hospitality Group, Inc.*(a)	5,887	117,563
Scientific Games Corp.*(a)	15,225	939,535
SeaWorld Entertainment, Inc.*	4,060	192,485
Shake Shack, Inc., Class A*(a)	2,639	265,325
Six Flags Entertainment Corp.*	5,887	244,605
Starbucks Corp.	33,901	4,116,598
Texas Roadhouse, Inc.	2,842	261,947
Travel + Leisure Co.	6,902	357,524
Vail Resorts, Inc.*	1,218	371,734
Wendy’s Co. (The)(a)	6,090	141,349
Wingstop, Inc.(a)	2,436	417,311
Wyndham Hotels & Resorts, Inc.	3,654	263,307
Wynn Resorts Ltd.*(a)	2,436	239,532
Yum! Brands, Inc.(a)	9,541	1,253,592

		30,783,716

Household Durables - 0.9%
Beazer Homes USA, Inc.*	2,436	44,481
Cavco Industries, Inc.*	203	47,705
Century Communities, Inc.	8,323	578,032
DR Horton, Inc.	12,383	1,181,710
Ethan Allen Interiors, Inc.	4,872	115,807
Garmin Ltd.	4,060	638,232
GoPro, Inc., Class A*(a)	3,248	33,260
Green Brick Partners, Inc.*(a)	8,526	213,747
Helen of Troy Ltd.*(a)	1,015	226,741
Hooker Furniture Corp.	812	26,950
Installed Building Products, Inc.(a)	812	97,440
iRobot Corp.*(a)	1,827	159,863
KB Home(a)	23,142	982,147
La-Z-Boy, Inc.	1,624	54,534
Leggett & Platt, Inc.	5,075	243,752
Lennar Corp., Class A	10,353	1,088,618
Lennar Corp., Class B	609	52,587
LGI Homes, Inc.*(a)	5,887	1,006,088
M/I Homes, Inc.*(a)	8,323	538,581
MDC Holdings, Inc.	14,616	779,325
Meritage Homes Corp.*(a)	9,744	1,058,004
Mohawk Industries, Inc.*	1,827	356,082
Newell Brands, Inc.	13,804	341,649
NVR, Inc.*	122	637,157
PulteGroup, Inc.	10,759	590,346
Skyline Champion Corp.*	2,030	114,492
Sonos, Inc.*	2,436	81,314
Taylor Morrison Home Corp., Class A*(a)	33,901	909,225
Tempur Sealy International, Inc.	10,150	439,191
Toll Brothers, Inc.	6,293	372,986
TopBuild Corp.*(a)	1,421	288,023
Tri Pointe Homes, Inc.*	34,713	837,278
Tupperware Brands Corp.*(a)	11,571	241,718
Universal Electronics, Inc.*	3,045	142,323
Whirlpool Corp.(a)	2,436	539,671

		15,059,059

Household Products - 1.0%
Central Garden & Pet Co.*	1,827	88,226
Central Garden & Pet Co., Class A*	11,368	492,348
Church & Dwight Co., Inc.	6,496	562,424
Clorox Co. (The)	3,451	624,251

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Colgate-Palmolive Co.	23,345	1,855,928
Energizer Holdings, Inc.	17,864	765,472
Kimberly-Clark Corp.	12,180	1,653,070
Procter & Gamble Co. (The)	71,050	10,105,441
Reynolds Consumer Products, Inc.(a)	14,819	421,601
Spectrum Brands Holdings, Inc.	10,150	886,602
WD-40 Co.(a)	812	197,308

		17,652,671

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	22,127	524,410
Clearway Energy, Inc., Class A	1,218	32,825
Clearway Energy, Inc., Class C(a)	2,639	75,687
Ormat Technologies, Inc.(a)	3,857	268,987
Sunnova Energy International, Inc.*(a)	203	7,734
Vistra Corp.	18,473	353,758

		1,263,401

Industrial Conglomerates - 0.8%
3M Co.	20,909	4,138,728
Carlisle Cos., Inc.	1,624	328,438
General Electric Co.	259,840	3,364,928
Honeywell International, Inc.	20,909	4,888,315
Raven Industries, Inc.*	3,248	189,196
Roper Technologies, Inc.(a)	3,248	1,595,872

		14,505,477

Insurance - 2.5%
Aflac, Inc.	23,954	1,317,470
Alleghany Corp.*	406	269,219
Allstate Corp. (The)	10,962	1,425,608
Ambac Financial Group, Inc.*	20,503	297,704
American Equity Investment Life Holding Co.	24,563	788,227
American Financial Group, Inc.	3,045	385,162
American International Group, Inc.	28,217	1,336,075
American National Group, Inc.	1,421	234,437
AMERISAFE, Inc.	609	34,835
Aon plc, Class A(a)	6,090	1,583,583
Arch Capital Group Ltd.*	15,631	609,609
Argo Group International Holdings Ltd.	9,338	486,790
Arthur J Gallagher & Co.	5,278	735,278
Assurant, Inc.(a)	2,436	384,425
Assured Guaranty Ltd.	20,909	999,659
Athene Holding Ltd., Class A*	6,699	432,889
Axis Capital Holdings Ltd.	17,661	898,415
Brighthouse Financial, Inc.*(a)	19,488	839,153
Brown & Brown, Inc.	6,496	353,382
Chubb Ltd.	15,834	2,671,829
Cincinnati Financial Corp.	4,466	526,452
CNO Financial Group, Inc.(a)	36,540	834,574
Employers Holdings, Inc.(a)	1,015	42,143
Enstar Group Ltd.*	2,842	730,451
Erie Indemnity Co., Class A	203	37,533
Everest Re Group Ltd.	1,218	307,947
Fidelity National Financial, Inc.	11,571	516,182
First American Financial Corp.(a)	28,217	1,899,286
Genworth Financial, Inc., Class A*	128,905	430,543

Investments	Shares	Value ($)
Globe Life, Inc.	3,045	283,520
Goosehead Insurance, Inc., Class A(a)	406	48,797
Hanover Insurance Group, Inc. (The)	8,526	1,158,683
Hartford Financial Services Group, Inc. (The)	13,804	878,210
HCI Group, Inc.(a)	1,421	142,782
Horace Mann Educators Corp.(a)	11,571	460,642
James River Group Holdings Ltd.	1,015	36,926
Kemper Corp.	14,007	924,602
Kinsale Capital Group, Inc.(a)	609	108,795
Lemonade, Inc.*(a)	1,421	123,712
Lincoln National Corp.	7,511	462,828
Loews Corp.	9,541	511,684
Markel Corp.*	406	489,705
Marsh & McLennan Cos., Inc.	15,631	2,301,196
MBIA, Inc.*(a)	6,699	87,422
Mercury General Corp.(a)	7,511	456,894
MetLife, Inc.	27,811	1,604,695
Old Republic International Corp.	15,428	380,454
Palomar Holdings, Inc.*(a)	609	49,591
Primerica, Inc.	1,624	237,461
Principal Financial Group, Inc.	10,150	630,619
ProAssurance Corp.	4,060	82,337
Progressive Corp. (The)	20,706	1,970,383
Prudential Financial, Inc.	14,007	1,404,622
Reinsurance Group of America, Inc.	1,827	201,299
RenaissanceRe Holdings Ltd.	1,827	278,965
RLI Corp.	1,421	154,008
Root, Inc., Class A*(a)	8,526	65,053
Safety Insurance Group, Inc.	4,263	326,631
Selective Insurance Group, Inc.	14,616	1,189,012
SiriusPoint Ltd.*	7,105	69,629
Stewart Information Services Corp.	7,308	431,245
Travelers Cos., Inc. (The)	9,135	1,360,384
Trupanion, Inc.*(a)	3,045	350,236
United Fire Group, Inc.(a)	5,887	146,704
Universal Insurance Holdings, Inc.(a)	2,436	34,494
Unum Group	52,171	1,429,485
W R Berkley Corp.	3,654	267,363
White Mountains Insurance Group Ltd.	203	229,709
Willis Towers Watson plc	3,654	753,016

		43,532,653

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A*	8,729	23,520,552
Alphabet, Inc., Class C*	8,323	22,508,888
Angi, Inc., Class A*	1,827	21,029
Cars.com, Inc.*	10,962	132,421
EverQuote, Inc., Class A*(a)	609	18,380
Facebook, Inc., Class A*	70,238	25,025,799
fuboTV, Inc.*(a)	10,150	264,306
IAC/InterActiveCorp*	2,436	334,438
Match Group, Inc.*	7,105	1,131,613
Pinterest, Inc., Class A*	14,413	848,926

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Snap, Inc., Class A*	25,578	1,903,515
TripAdvisor, Inc.*	3,654	138,669
Twitter, Inc.*	22,939	1,599,995
Yelp, Inc.*(a)	1,624	60,738
Zillow Group, Inc., Class A*	812	86,990
Zillow Group, Inc., Class C*(a)	3,654	388,274
ZoomInfo Technologies, Inc., Class A*(a)	5,684	305,515

		78,290,048

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	12,475	41,511,685
Chewy, Inc., Class A*(a)	2,639	220,884
DoorDash, Inc., Class A*	1,827	318,428
eBay, Inc.	22,127	1,509,283
Etsy, Inc.*(a)	3,248	596,040
Groupon, Inc.*	3,045	110,747
MercadoLibre, Inc.*	1,218	1,910,677
Overstock.com, Inc.*(a)	2,842	197,917
PetMed Express, Inc.(a)	812	25,489
Quotient Technology, Inc.*	2,233	24,250
Qurate Retail, Inc., Series A	100,079	1,186,937
RealReal, Inc. (The)*(a)	6,699	110,600
Shutterstock, Inc.	2,030	220,235
Stamps.com, Inc.*(a)	1,421	464,326
Stitch Fix, Inc., Class A*(a)	5,481	295,536
Waitr Holdings, Inc.*(a)	33,495	57,276
Wayfair, Inc., Class A*(a)	2,233	538,957

		49,299,267

IT Services - 4.1%
Accenture plc, Class A	18,067	5,739,525
Akamai Technologies, Inc.*	5,684	681,625
Alliance Data Systems Corp.	11,368	1,060,066
Automatic Data Processing, Inc.	12,789	2,680,958
Broadridge Financial Solutions, Inc.	3,045	528,277
Cass Information Systems, Inc.(a)	203	8,950
Cognizant Technology Solutions Corp., Class A	19,082	1,403,099
Concentrix Corp.*	1,827	299,135
Conduent, Inc.*	54,607	366,413
CONTRA BMTECHNOLOGIES*(e)	1,477	14,814
CSG Systems International, Inc.	11,368	515,652
DXC Technology Co.*	12,586	503,188
EPAM Systems, Inc.*	1,827	1,022,755
Euronet Worldwide, Inc.*	2,233	318,917
EVERTEC, Inc.	2,030	88,711
Evo Payments, Inc., Class A*	1,624	47,421
ExlService Holdings, Inc.*(a)	1,218	137,902
Fastly, Inc., Class A*(a)	2,842	136,615
Fidelity National Information Services, Inc.	19,082	2,844,172
Fiserv, Inc.*	22,736	2,617,141
FleetCor Technologies, Inc.*	2,436	629,024
Gartner, Inc.*	3,045	806,103
Genpact Ltd.	4,263	212,340
Global Payments, Inc.	8,120	1,570,489
GoDaddy, Inc., Class A*	4,872	408,517

Investments	Shares	Value ($)
International Business Machines Corp.	31,262	4,406,692
International Money Express, Inc.*	3,045	49,299
Jack Henry & Associates, Inc.(a)	2,233	388,743
Limelight Networks, Inc.*(a)	4,263	11,979
LiveRamp Holdings, Inc.*(a)	2,233	89,342
Marathon Digital Holdings, Inc.*(a)	7,511	207,529
Mastercard, Inc., Class A	25,375	9,793,227
MAXIMUS, Inc.	2,842	252,938
MongoDB, Inc.*	1,218	437,165
Okta, Inc.*	3,045	754,521
Paychex, Inc.	8,932	1,016,640
PayPal Holdings, Inc.*	34,510	9,508,540
Perficient, Inc.*(a)	1,218	114,845
Repay Holdings Corp.*(a)	203	5,057
Sabre Corp.*(a)	27,405	323,105
Shift4 Payments, Inc., Class A*	1,421	126,739
Snowflake, Inc., Class A*	2,436	647,294
SolarWinds Corp.*	1,827	20,535
Square, Inc., Class A*	11,165	2,760,658
Switch, Inc., Class A(a)	1,827	37,746
Sykes Enterprises, Inc.*	10,150	544,649
TTEC Holdings, Inc.	609	63,640
Tucows, Inc., Class A*(a)	406	31,571
Twilio, Inc., Class A*	4,669	1,744,292
Unisys Corp.*	15,631	349,353
VeriSign, Inc.*	2,842	614,924
Verra Mobility Corp.*(a)	12,180	186,476
Visa, Inc., Class A(a)	49,938	12,304,224
Western Union Co. (The)	16,849	391,065
WEX, Inc.*	1,218	231,091

		72,055,688

Leisure Products - 0.3%
Acushnet Holdings Corp.	1,218	62,398
Brunswick Corp.	3,248	339,091
Callaway Golf Co.*	4,669	147,914
Hasbro, Inc.	3,451	343,168
Johnson Outdoors, Inc., Class A	406	48,058
Malibu Boats, Inc., Class A*(a)	3,045	254,745
Mattel, Inc.*(a)	14,007	304,232
Peloton Interactive, Inc., Class A*	8,323	982,530
Polaris, Inc.(a)	3,045	399,108
Smith & Wesson Brands, Inc.	9,338	218,976
Sturm Ruger & Co., Inc.(a)	6,090	452,852
Vista Outdoor, Inc.*	14,413	582,141
YETI Holdings, Inc.*(a)	3,045	293,325

		4,428,538

Life Sciences Tools & Services - 1.1%
10X Genomics, Inc., Class A*(a)	2,233	409,153
Adaptive Biotechnologies Corp.*	1,421	52,094
Agilent Technologies, Inc.	8,526	1,306,439
Avantor, Inc.*	14,210	534,012
Bio-Rad Laboratories, Inc., Class A*	609	450,362
Bio-Techne Corp.	1,015	489,474
Bruker Corp.	2,842	233,754
Charles River Laboratories International, Inc.*	1,421	578,233

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Codexis, Inc.*(a)	8,729	184,706
Illumina, Inc.*	4,263	2,113,382
IQVIA Holdings, Inc.*	5,075	1,257,077
Maravai LifeSciences Holdings, Inc., Class A*	8,323	365,962
Medpace Holdings, Inc.*	1,015	178,579
Mettler-Toledo International, Inc.*	609	897,489
NanoString Technologies, Inc.*(a)	3,857	238,903
NeoGenomics, Inc.*(a)	3,451	159,091
Pacific Biosciences of California, Inc.*	11,977	385,060
PerkinElmer, Inc.(a)	4,872	887,825
PPD, Inc.*	6,090	280,871
Quanterix Corp.*(a)	1,421	75,526
Repligen Corp.*	1,624	399,017
Syneos Health, Inc.*	4,872	436,872
Thermo Fisher Scientific, Inc.	11,165	6,029,212
Waters Corp.*	1,827	712,183

		18,655,276

Machinery - 1.9%
AGCO Corp.	2,842	375,457
Alamo Group, Inc.	406	59,589
Albany International Corp., Class A	1,015	87,645
Allison Transmission Holdings, Inc.	30,044	1,199,056
Altra Industrial Motion Corp.	4,263	267,205
Astec Industries, Inc.(a)	609	37,338
Barnes Group, Inc.	1,624	82,288
Blue Bird Corp.*(a)	4,060	101,500
Caterpillar, Inc.	15,428	3,189,739
Chart Industries, Inc.*(a)	2,436	378,676
CIRCOR International, Inc.*	2,842	87,647
Colfax Corp.*(a)	9,338	428,427
Columbus McKinnon Corp.(a)	812	37,677
Crane Co.	12,789	1,243,474
Cummins, Inc.	5,278	1,225,024
Deere & Co.	8,932	3,229,722
Donaldson Co., Inc.	5,278	349,351
Douglas Dynamics, Inc.	812	32,399
Dover Corp.	4,060	678,507
EnPro Industries, Inc.	406	37,807
ESCO Technologies, Inc.	1,015	95,786
Evoqua Water Technologies Corp.*	2,842	93,814
Federal Signal Corp.	2,030	80,408
Flowserve Corp.	4,872	205,062
Fortive Corp.	8,526	619,499
Franklin Electric Co., Inc.(a)	1,218	99,584
Gates Industrial Corp. plc*	14,413	261,019
Gorman-Rupp Co. (The)(a)	812	28,980
Graco, Inc.	4,669	364,556
Greenbrier Cos., Inc. (The)(a)	4,669	199,833
Helios Technologies, Inc.(a)	406	32,825
Hillenbrand, Inc.	19,894	901,198
Hyster-Yale Materials Handling, Inc.(a)	406	29,086
IDEX Corp.	1,827	414,163
Illinois Tool Works, Inc.	7,917	1,794,546
Ingersoll Rand, Inc.*	9,135	446,427

Investments	Shares	Value ($)
ITT, Inc.	3,654	357,763
John Bean Technologies Corp.	1,218	178,534
Kadant, Inc.	406	73,133
Kennametal, Inc.	4,263	154,534
Lincoln Electric Holdings, Inc.	2,639	367,956
Lindsay Corp.(a)	406	65,240
Luxfer Holdings plc	7,714	160,837
Lydall, Inc.*(a)	4,263	260,896
Manitowoc Co., Inc. (The)*	3,654	84,590
Meritor, Inc.*(a)	23,751	577,862
Middleby Corp. (The)*	2,436	466,470
Miller Industries, Inc.(a)	1,624	60,916
Mueller Industries, Inc.	17,458	757,677
Mueller Water Products, Inc., Class A	5,684	84,237
Nordson Corp.	1,421	321,331
Oshkosh Corp.	3,451	412,567
Otis Worldwide Corp.	10,353	927,111
PACCAR, Inc.	12,789	1,061,359
Parker-Hannifin Corp.	3,654	1,140,158
Pentair plc(a)	4,466	329,010
Proto Labs, Inc.*	812	63,490
RBC Bearings, Inc.*	1,015	238,525
REV Group, Inc.	7,308	110,424
Rexnord Corp.(a)	5,075	285,875
Snap-on, Inc.	1,827	398,249
SPX Corp.*	1,624	108,256
SPX FLOW, Inc.	1,624	133,412
Standex International Corp.	406	37,352
Stanley Black & Decker, Inc.	5,481	1,080,031
Tennant Co.	406	32,123
Terex Corp.	5,481	262,650
Timken Co. (The)	17,255	1,371,773
Toro Co. (The)(a)	2,842	323,249
TriMas Corp.*	1,624	53,137
Trinity Industries, Inc.(a)	3,248	88,053
Wabash National Corp.(a)	11,165	163,456
Watts Water Technologies, Inc., Class A(a)	812	122,417
Welbilt, Inc.*	12,586	295,645
Westinghouse Air Brake Technologies Corp.	5,278	447,944
Woodward, Inc.(a)	2,436	296,120
Xylem, Inc.	4,466	562,046

		33,111,722

Marine - 0.1%
Eagle Bulk Shipping, Inc.*(a)	3,451	143,907
Kirby Corp.*	5,278	305,649
Matson, Inc.(a)	10,759	722,144

		1,171,700

Media - 1.5%
Advantage Solutions, Inc.*	27,811	271,992
Altice USA, Inc., Class A*	8,323	255,766
AMC Networks, Inc., Class A*(a)	5,684	284,427
Cable One, Inc.	203	383,262
Cardlytics, Inc.*	1,624	204,559
Charter Communications, Inc., Class A*(a)	4,060	3,020,843

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Clear Channel Outdoor Holdings, Inc.*(a)	76,531	203,572
Comcast Corp., Class A	162,603	9,565,935
Discovery, Inc., Class A*(a)	4,466	129,559
Discovery, Inc., Class C*	11,977	324,696
DISH Network Corp., Class A*	8,932	374,162
EW Scripps Co. (The), Class A(a)	16,443	313,732
Fox Corp., Class A	9,135	325,754
Fox Corp., Class B	3,045	101,216
Gannett Co., Inc.*(a)	42,630	245,975
Gray Television, Inc.	25,375	562,564
iHeartMedia, Inc., Class A*	11,571	299,110
Interpublic Group of Cos., Inc. (The)	12,180	430,685
John Wiley & Sons, Inc., Class A(a)	11,977	704,008
Liberty Broadband Corp., Class A*	609	104,547
Liberty Broadband Corp., Class C*	5,075	900,762
Liberty Media Corp-Liberty SiriusXM, Class A*	2,233	104,259
Liberty Media Corp-Liberty SiriusXM, Class C*	5,075	234,465
Magnite, Inc.*(a)	8,729	264,489
Meredith Corp.*	9,541	416,369
New York Times Co. (The), Class A(a)	4,669	204,409
News Corp., Class A	10,759	264,994
News Corp., Class B	3,451	81,133
Nexstar Media Group, Inc., Class A	9,947	1,462,905
Omnicom Group, Inc.	6,293	458,256
Scholastic Corp.	1,015	34,114
Sinclair Broadcast Group, Inc., Class A(a)	13,804	390,515
Sirius XM Holdings, Inc.(a)	38,367	248,235
TechTarget, Inc.*(a)	203	14,835
TEGNA, Inc.	57,855	1,025,191
ViacomCBS, Inc.	18,879	772,717
ViacomCBS, Inc., Class A(a)	1,421	63,277
WideOpenWest, Inc.*(a)	12,992	288,942

		25,336,231

Metals & Mining - 0.9%
Alcoa Corp.*	47,908	1,923,506
Allegheny Technologies, Inc.*	12,789	262,558
Arconic Corp.*(a)	22,736	817,132
Carpenter Technology Corp.(a)	9,135	348,500
Century Aluminum Co.*	10,962	159,607
Cleveland-Cliffs, Inc.*(a)	22,533	563,325
Coeur Mining, Inc.*(a)	8,120	61,225
Commercial Metals Co.(a)	32,277	1,058,686
Compass Minerals International, Inc.	3,654	250,518
Freeport-McMoRan, Inc.	49,126	1,871,701
Hecla Mining Co.	17,864	119,510
Kaiser Aluminum Corp.	1,421	172,907
Materion Corp.	609	43,458
McEwen Mining, Inc.*(a)	98,252	117,902
Newmont Corp.	28,014	1,759,840
Nucor Corp.	9,947	1,034,687

Investments	Shares	Value ($)
Reliance Steel & Aluminum Co.	2,639	414,719
Royal Gold, Inc.(a)	1,827	222,017
Schnitzer Steel Industries, Inc., Class A	6,293	329,879
Southern Copper Corp.	2,030	133,249
Steel Dynamics, Inc.	9,338	601,834
SunCoke Energy, Inc.	14,616	112,982
TimkenSteel Corp.*(a)	10,150	135,300
United States Steel Corp.	64,351	1,704,014
Warrior Met Coal, Inc.	5,887	109,910
Worthington Industries, Inc.	9,947	636,310

		14,965,276

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp.(a)	14,210	225,513
Annaly Capital Management, Inc.	39,585	336,077
Apollo Commercial Real Estate Finance, Inc.(a)	24,969	380,028
Arbor Realty Trust, Inc.(a)	29,232	534,361
Ares Commercial Real Estate Corp.(a)	18,473	278,573
ARMOUR Residential REIT, Inc.(a)	20,503	213,231
Blackstone Mortgage Trust, Inc., Class A(a)	33,292	1,079,327
BrightSpire Capital, Inc.(a)	10,150	96,526
Broadmark Realty Capital, Inc.(a)	44,051	456,809
Capstead Mortgage Corp.	32,683	208,191
Chimera Investment Corp.(a)	52,577	773,933
Dynex Capital, Inc.(a)	6,293	109,813
Ellington Financial, Inc.(a)	14,413	262,028
Granite Point Mortgage Trust, Inc.	6,293	88,794
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	3,451	196,017
Invesco Mortgage Capital, Inc.(a)	53,544	184,191
KKR Real Estate Finance Trust, Inc.	7,917	168,711
Ladder Capital Corp.	14,413	164,596
MFA Financial, Inc.(a)	117,131	547,002
New Residential Investment Corp.(a)	107,387	1,048,097
New York Mortgage Trust, Inc.(a)	66,990	292,746
Orchid Island Capital, Inc.(a)	3,248	16,078
PennyMac Mortgage Investment Trust(a)	25,578	504,398
Ready Capital Corp.(a)	15,022	227,133
Redwood Trust, Inc.(a)	35,525	421,682
Starwood Property Trust, Inc.(a)	15,631	406,875
TPG RE Finance Trust, Inc.(a)	13,398	176,318
Two Harbors Investment Corp.	66,178	424,201

		9,821,249

Multiline Retail - 0.6%
Big Lots, Inc.(a)	9,947	573,047
Dillard’s, Inc., Class A(a)	1,218	223,223
Dollar General Corp.	6,902	1,605,681
Dollar Tree, Inc.*	7,511	749,523
Franchise Group, Inc.(a)	8,323	282,649
Kohl’s Corp.	8,120	412,496
Macy’s, Inc.*	71,862	1,221,654

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Nordstrom, Inc.*	9,947	329,246
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,654	340,187
Target Corp.	17,458	4,557,411

		10,295,117

Multi-Utilities - 0.8%
Ameren Corp.	6,902	579,216
Avista Corp.(a)	20,503	878,143
Black Hills Corp.(a)	17,864	1,208,500
CenterPoint Energy, Inc.	20,706	527,175
CMS Energy Corp.	7,105	439,018
Consolidated Edison, Inc.	10,759	793,691
Dominion Energy, Inc.	28,826	2,158,203
DTE Energy Co.(a)	7,105	833,559
MDU Resources Group, Inc.	50,953	1,616,229
NiSource, Inc.	16,240	402,265
NorthWestern Corp.	13,398	830,542
Public Service Enterprise Group, Inc.	18,473	1,149,575
Sempra Energy(a)	10,759	1,405,663
Unitil Corp.(a)	3,248	171,884
WEC Energy Group, Inc.	8,729	821,748

		13,815,411

Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream Corp.	77,749	738,615
Antero Resources Corp.*(a)	73,892	1,004,931
APA Corp.	19,691	369,206
Arch Resources, Inc.*(a)	5,278	346,870
Bonanza Creek Energy, Inc.	5,481	210,854
Cabot Oil & Gas Corp.(a)	13,398	214,368
Callon Petroleum Co.*(a)	12,383	487,395
Cheniere Energy, Inc.*	8,932	758,595
Chesapeake Energy Corp.	25,172	1,360,547
Chevron Corp.	68,411	6,964,924
Cimarex Energy Co.	23,954	1,561,801
Clean Energy Fuels Corp.*(a)	18,676	140,257
CNX Resources Corp.*	57,246	692,677
Comstock Resources, Inc.*	3,654	22,216
ConocoPhillips	47,096	2,640,202
Continental Resources, Inc.(a)	5,481	187,176
CVR Energy, Inc.	5,481	74,870
Delek US Holdings, Inc.(a)	15,226	264,622
Denbury, Inc.*(a)	4,466	293,461
Devon Energy Corp.	25,984	671,427
Diamondback Energy, Inc.	8,120	626,296
Dorian LPG Ltd.*	8,729	105,621
DT Midstream, Inc.*	1	21
EOG Resources, Inc.	19,488	1,419,896
EQT Corp.*(a)	21,518	395,716
Equitrans Midstream Corp.	108,808	894,402
Extraction Oil & Gas, Inc.*	8,932	397,385
Exxon Mobil Corp.	150,220	8,648,165
Green Plains, Inc.*(a)	6,496	229,699
Hess Corp.	6,902	527,589
HollyFrontier Corp.	11,977	352,124
International Seaways, Inc.	8,120	133,574
Kinder Morgan, Inc.	63,133	1,097,251
Kosmos Energy Ltd.*(a)	109,417	252,753

Investments	Shares	Value ($)
Laredo Petroleum, Inc.*(a)	3,857	212,366
Magnolia Oil & Gas Corp., Class A*(a)	15,631	218,834
Marathon Oil Corp.	32,886	381,149
Marathon Petroleum Corp.	21,518	1,188,224
Matador Resources Co.(a)	27,405	846,814
Murphy Oil Corp.	37,149	806,505
Northern Oil and Gas, Inc.(a)	17,052	294,488
Oasis Petroleum, Inc.(a)	5,684	521,280
Occidental Petroleum Corp.	24,360	635,796
ONEOK, Inc.	15,631	812,343
Ovintiv, Inc.	66,584	1,708,545
Par Pacific Holdings, Inc.*	10,759	176,232
PBF Energy, Inc., Class A*(a)	23,345	214,074
PDC Energy, Inc.(a)	26,999	1,067,810
Peabody Energy Corp.*(a)	27,405	320,913
Phillips 66	13,195	968,909
Pioneer Natural Resources Co.	6,293	914,813
Range Resources Corp.*(a)	66,990	1,020,258
Renewable Energy Group, Inc.*	10,353	634,121
REX American Resources Corp.*	203	16,646
Southwestern Energy Co.*(a)	177,016	833,745
Talos Energy, Inc.*	16,037	185,067
Targa Resources Corp.	9,541	401,771
Tellurian, Inc.*(a)	7,714	29,082
Texas Pacific Land Corp.(a)	203	302,988
Valero Energy Corp.	12,992	870,074
Whiting Petroleum Corp.*(a)	11,977	561,721
Williams Cos., Inc. (The)	44,863	1,123,818
World Fuel Services Corp.	13,195	454,700

		51,808,592

Paper & Forest Products - 0.2%
Clearwater Paper Corp.*(a)	2,639	77,824
Domtar Corp.*	12,789	702,244
Glatfelter Corp.(a)	18,270	278,252
Louisiana-Pacific Corp.	24,563	1,361,773
Mercer International, Inc.	12,586	146,375
Neenah, Inc.(a)	609	30,614
Resolute Forest Products, Inc.	12,180	145,429
Schweitzer-Mauduit International, Inc.	7,714	303,392
Verso Corp., Class A	9,744	185,331

		3,231,234

Personal Products - 0.3%
BellRing Brands, Inc., Class A*	3,857	127,551
Coty, Inc., Class A*	23,751	207,346
Edgewell Personal Care Co.(a)	14,616	600,425
elf Beauty, Inc.*	1,015	28,024
Estee Lauder Cos., Inc. (The), Class A	7,105	2,371,862
Herbalife Nutrition Ltd.*(a)	24,766	1,261,580
Inter Parfums, Inc.	609	46,814
Medifast, Inc.(a)	812	231,834
Nu Skin Enterprises, Inc., Class A	13,601	730,238
USANA Health Sciences, Inc.*(a)	406	38,680

		5,644,354

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pharmaceuticals - 3.1%
Aerie Pharmaceuticals, Inc.*(a)	1,421	22,423
Amneal Pharmaceuticals, Inc.*(a)	11,774	58,046
Amphastar Pharmaceuticals, Inc.*(a)	1,421	29,770
ANI Pharmaceuticals, Inc.*(a)	406	13,776
Antares Pharma, Inc.*(a)	1,015	4,466
Arvinas, Inc.*(a)	609	61,570
Axsome Therapeutics, Inc.*(a)	203	9,864
Bristol-Myers Squibb Co.	82,418	5,593,710
Cara Therapeutics, Inc.*	1,827	21,869
Cassava Sciences, Inc.*(a)	3,857	268,177
Catalent, Inc.*	4,263	510,750
Collegium Pharmaceutical, Inc.*(a)	10,962	272,844
Corcept Therapeutics, Inc.*	3,451	71,677
Elanco Animal Health, Inc.*	15,428	562,659
Eli Lilly and Co.	23,751	5,783,368
Endo International plc*(a)	65,975	333,834
Innoviva, Inc.*(a)	10,556	149,684
Intra-Cellular Therapies, Inc.*	1,827	62,721
Jazz Pharmaceuticals plc*	2,233	378,538
Johnson & Johnson	95,613	16,464,559
Merck & Co., Inc.	92,974	7,146,911
Nektar Therapeutics*(a)	13,195	208,349
Odonate Therapeutics, Inc.*	1,624	5,424
Omeros Corp.*(a)	7,917	114,797
Pacira BioSciences, Inc.*(a)	1,421	83,768
Perrigo Co. plc	36,743	1,764,766
Pfizer, Inc.	205,030	8,777,334
Prestige Consumer Healthcare, Inc.*	14,007	736,068
Reata Pharmaceuticals, Inc., Class A*	2,233	279,817
Revance Therapeutics, Inc.*	8,120	236,130
Royalty Pharma plc, Class A	3,857	147,337
Supernus Pharmaceuticals, Inc.*(a)	7,105	187,075
TherapeuticsMD, Inc.*(a)	57,449	57,449
Theravance Biopharma, Inc.*(a)	5,278	68,508
Viatris, Inc.	50,344	708,340
Zoetis, Inc.	14,007	2,839,219
Zogenix, Inc.*	6,293	102,010

		54,137,607

Professional Services - 0.8%
ASGN, Inc.*	13,398	1,354,940
Booz Allen Hamilton Holding Corp.	3,857	330,969
CACI International, Inc., Class A*	5,887	1,571,593
CBIZ, Inc.*(a)	2,030	65,650
Clarivate plc*	6,090	138,852
CoStar Group, Inc.*	12,180	1,082,193
CRA International, Inc.(a)	203	17,403
Equifax, Inc.(a)	3,451	899,331
Exponent, Inc.(a)	3,451	369,568
Forrester Research, Inc.*	406	19,021
FTI Consulting, Inc.*(a)	1,218	177,463
Heidrick & Struggles International, Inc.	3,248	138,722
Huron Consulting Group, Inc.*	812	39,893
ICF International, Inc.	609	55,766
IHS Markit Ltd.	11,165	1,304,519

Investments	Shares	Value ($)
Insperity, Inc.	1,218	120,643
Jacobs Engineering Group, Inc.(a)	4,872	658,938
KBR, Inc.	11,165	432,085
Kelly Services, Inc., Class A*(a)	9,338	204,689
Kforce, Inc.	609	38,020
Korn Ferry	4,466	306,993
Leidos Holdings, Inc.	3,654	388,859
ManpowerGroup, Inc.	4,060	481,435
ManTech International Corp., Class A	2,842	248,561
Nielsen Holdings plc	18,270	432,816
Resources Connection, Inc.	6,902	106,912
Robert Half International, Inc.	4,669	458,542
Science Applications International Corp.	14,616	1,275,977
TransUnion	5,278	633,677
TriNet Group, Inc.*(a)	1,421	117,915
TrueBlue, Inc.*	2,842	77,274
Upwork, Inc.*	4,060	210,267
Verisk Analytics, Inc.	4,466	848,272

		14,607,758

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A*	12,586	1,214,046
Cushman & Wakefield plc*(a)	22,127	413,111
eXp World Holdings, Inc.*(a)	4,466	160,419
Forestar Group, Inc.*(a)	1,421	29,088
Howard Hughes Corp. (The)*	11,977	1,110,388
Jones Lang LaSalle, Inc.*(a)	2,436	542,180
Kennedy-Wilson Holdings, Inc.(a)	2,842	57,380
Newmark Group, Inc., Class A	36,134	465,406
Opendoor Technologies, Inc.*(a)	12,789	189,533
Realogy Holdings Corp.*(a)	32,683	579,143
Redfin Corp.*(a)	5,278	309,132
St Joe Co. (The)(a)	812	36,759

		5,106,585

Road & Rail - 0.9%
AMERCO	203	119,356
ArcBest Corp.	3,654	215,988
Avis Budget Group, Inc.*(a)	12,180	1,008,139
CSX Corp.	62,727	2,027,337
Heartland Express, Inc.	1,827	31,114
JB Hunt Transport Services, Inc.	2,436	410,344
Kansas City Southern	2,842	761,087
Knight-Swift Transportation Holdings, Inc.	5,075	252,177
Landstar System, Inc.	1,624	254,968
Lyft, Inc., Class A*(a)	5,887	325,669
Marten Transport Ltd.	3,045	48,172
Norfolk Southern Corp.	7,714	1,988,901
Old Dominion Freight Line, Inc.	2,842	764,924
Ryder System, Inc.	11,977	912,048
Saia, Inc.*(a)	1,015	229,390
Schneider National, Inc., Class B	3,248	72,885
Uber Technologies, Inc.*	45,878	1,993,858
Union Pacific Corp.	18,879	4,129,970
Werner Enterprises, Inc.	17,458	798,005

		16,344,332

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	37,149	3,944,852
Alpha & Omega Semiconductor Ltd.*	6,090	158,279
Ambarella, Inc.*	1,015	99,967
Amkor Technology, Inc.(a)	22,533	555,213
Analog Devices, Inc.(a)	10,150	1,699,313
Applied Materials, Inc.	27,811	3,891,593
Axcelis Technologies, Inc.*	1,218	46,954
Broadcom, Inc.	15,022	7,291,679
Brooks Automation, Inc.	2,842	252,966
CEVA, Inc.*(a)	609	30,231
Cirrus Logic, Inc.*	3,248	268,252
CMC Materials, Inc.	2,233	322,981
Cohu, Inc.*(a)	5,278	186,894
Cree, Inc.*(a)	3,654	338,945
Diodes, Inc.*(a)	1,421	116,522
Enphase Energy, Inc.*	3,248	615,821
Entegris, Inc.	3,857	465,309
First Solar, Inc.*	2,233	192,127
FormFactor, Inc.*	2,639	98,329
Ichor Holdings Ltd.*	812	41,875
Intel Corp.	147,581	7,928,051
KLA Corp.	4,263	1,484,206
Kulicke & Soffa Industries, Inc.	2,233	121,386
Lam Research Corp.	4,060	2,587,885
Lattice Semiconductor Corp.*	9,744	552,972
MACOM Technology Solutions Holdings, Inc.*	1,624	100,233
Magnachip Semiconductor Corp.*	5,684	118,114
Marvell Technology, Inc.(a)	22,736	1,375,755
Maxim Integrated Products, Inc.*	6,496	649,015
MaxLinear, Inc.*	1,624	78,326
Microchip Technology, Inc.	8,323	1,191,188
Micron Technology, Inc.*	39,179	3,039,507
MKS Instruments, Inc.	2,436	381,088
Monolithic Power Systems, Inc.(a)	1,218	547,199
NeoPhotonics Corp.*(a)	7,308	70,888
NVIDIA Corp.	73,080	14,249,869
NXP Semiconductors NV	7,511	1,550,195
ON Semiconductor Corp.*	13,601	531,255
Onto Innovation, Inc.*(a)	4,466	312,977
PDF Solutions, Inc.*	609	11,394
Photronics, Inc.*(a)	17,052	227,985
Power Integrations, Inc.	3,451	334,713
Qorvo, Inc.*	3,451	654,275
QUALCOMM, Inc.	33,495	5,017,551
Rambus, Inc.*(a)	4,060	96,060
Semtech Corp.*	3,857	238,787
Silicon Laboratories, Inc.*	2,639	393,185
Skyworks Solutions, Inc.	4,669	861,477
SMART Global Holdings, Inc.*	4,872	228,204
SolarEdge Technologies, Inc.*	1,624	421,396
SunPower Corp.*(a)	6,902	170,963
Synaptics, Inc.*	1,827	277,558
Teradyne, Inc.	4,669	592,963
Texas Instruments, Inc.	26,187	4,991,766
Ultra Clean Holdings, Inc.*	9,744	526,273
Universal Display Corp.	1,218	285,609

Investments	Shares	Value ($)
Veeco Instruments, Inc.*(a)	1,827	42,386
Xilinx, Inc.	6,902	1,034,196

		73,894,952

Software - 7.7%
8x8, Inc.*	3,451	88,208
ACI Worldwide, Inc.*	6,699	229,776
Adobe, Inc.*	14,210	8,833,362
Alarm.com Holdings, Inc.*(a)	1,218	101,362
Altair Engineering, Inc., Class A*(a)	1,218	84,968
Alteryx, Inc., Class A*(a)	4,872	377,093
Anaplan, Inc.*	6,090	348,348
ANSYS, Inc.*	2,436	897,569
Appfolio, Inc., Class A*(a)	406	57,490
Appian Corp.*(a)	2,233	259,988
Aspen Technology, Inc.*	1,827	267,217
Autodesk, Inc.*	6,902	2,216,439
Avalara, Inc.*(a)	3,248	542,968
Avaya Holdings Corp.*	21,721	526,083
Bill.com Holdings, Inc.*	2,233	461,829
Black Knight, Inc.*	4,060	336,209
Blackbaud, Inc.*(a)	1,624	115,840
Blackline, Inc.*(a)	1,624	185,769
Bottomline Technologies DE, Inc.*	1,421	57,352
Box, Inc., Class A*(a)	5,684	135,961
Cadence Design Systems, Inc.*	7,714	1,138,972
CDK Global, Inc.	7,511	360,453
Cerence, Inc.*(a)	1,218	130,947
Ceridian HCM Holding, Inc.*	2,842	279,653
ChannelAdvisor Corp.*(a)	4,060	94,557
Citrix Systems, Inc.	3,248	327,236
Cloudera, Inc.*	11,571	183,632
Cloudflare, Inc., Class A*(a)	7,105	842,866
CommVault Systems, Inc.*	1,421	107,413
Cornerstone OnDemand, Inc.*(a)	4,669	223,832
Coupa Software, Inc.*	2,436	528,612
Crowdstrike Holdings, Inc., Class A*	6,496	1,647,451
Datadog, Inc., Class A*	7,714	853,940
Digimarc Corp.*(a)	1,421	40,783
Digital Turbine, Inc.*	3,654	230,019
DocuSign, Inc.*	6,293	1,875,566
Dolby Laboratories, Inc., Class A	3,248	315,381
Domo, Inc., Class B*	2,436	215,172
Dropbox, Inc., Class A*	13,398	421,903
Duck Creek Technologies, Inc.*(a)	4,466	196,191
Dynatrace, Inc.*(a)	6,699	427,865
Ebix, Inc.(a)	6,699	202,444
Elastic NV*	1,015	150,281
Envestnet, Inc.*(a)	1,624	122,173
Everbridge, Inc.*(a)	1,218	172,006
Fair Isaac Corp.*	812	425,415
FireEye, Inc.*	15,022	303,444
Five9, Inc.*	2,030	408,619
Fortinet, Inc.*	3,857	1,050,030
Guidewire Software, Inc.*	3,451	397,555
HubSpot, Inc.*	1,218	725,952
InterDigital, Inc.	1,015	66,878

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Intuit, Inc.	7,714	4,088,189
J2 Global, Inc.*	10,962	1,548,602
Jamf Holding Corp.*(a)	4,669	153,190
LivePerson, Inc.*(a)	2,639	168,078
Manhattan Associates, Inc.*	2,639	421,264
Medallia, Inc.*	9,135	309,402
Microsoft Corp.	219,240	62,463,668
MicroStrategy, Inc., Class A*(a)	406	254,160
Mimecast Ltd.*	1,827	101,490
Model N, Inc.*	4,872	157,707
Momentive Global, Inc.*(a)	13,195	277,095
N-Able, Inc.*	1	7
nCino, Inc.*(a)	2,233	141,952
New Relic, Inc.*	1,624	112,186
NortonLifeLock, Inc.	14,413	357,731
Nuance Communications, Inc.*	9,338	512,656
Nutanix, Inc., Class A*	14,819	533,780
OneSpan, Inc.*	2,030	50,080
Oracle Corp.	54,607	4,758,454
PagerDuty, Inc.*	4,466	181,275
Palantir Technologies, Inc., Class A*(a)	7,511	163,064
Palo Alto Networks, Inc.*(a)	3,248	1,296,114
Paycom Software, Inc.*	1,421	568,400
Paylocity Holding Corp.*	1,218	252,686
Pegasystems, Inc.(a)	1,015	129,555
Progress Software Corp.	1,624	74,038
Proofpoint, Inc.*	2,436	425,472
PROS Holdings, Inc.*	4,669	202,728
PTC, Inc.*	2,842	384,949
Q2 Holdings, Inc.*(a)	1,624	167,775
QAD, Inc., Class A	2,233	193,713
Qualys, Inc.*	1,015	103,083
Rapid7, Inc.*(a)	4,466	508,007
RingCentral, Inc., Class A*	2,030	542,558
Riot Blockchain, Inc.*(a)	6,902	227,421
Sailpoint Technologies Holdings, Inc.*(a)	5,481	273,995
salesforce.com, Inc.*	29,010	7,018,389
ServiceNow, Inc.*	5,748	3,379,192
Smartsheet, Inc., Class A*	5,075	368,191
Splunk, Inc.*	4,263	605,261
Sprout Social, Inc., Class A*	2,639	234,449
SPS Commerce, Inc.*(a)	2,436	265,402
SS&C Technologies Holdings, Inc.	6,090	477,395
Sumo Logic, Inc.*(a)	2,639	54,495
Synopsys, Inc.*	4,263	1,227,701
Tenable Holdings, Inc.*(a)	1,624	69,507
Teradata Corp.*	3,857	191,539
Trade Desk, Inc. (The), Class A*	12,180	997,664
Tyler Technologies, Inc.*	1,421	700,041
Upland Software, Inc.*(a)	3,857	138,852
Varonis Systems, Inc.*(a)	6,090	372,708
Verint Systems, Inc.*	2,233	95,282
Vertex, Inc., Class A*	2,639	49,877
VMware, Inc., Class A*(a)	2,030	312,092
Vonage Holdings Corp.*	7,917	112,896
Workday, Inc., Class A*	5,278	1,237,163
Workiva, Inc.*(a)	1,421	184,403

Investments	Shares	Value ($)
Xperi Holding Corp.(a)	29,029	602,932
Yext, Inc.*	3,451	44,967
Zendesk, Inc.*(a)	3,248	423,961
Zoom Video Communications, Inc., Class A*	6,496	2,456,138
Zscaler, Inc.*	1,827	431,008
Zuora, Inc., Class A*(a)	14,210	245,691

		134,992,792

Specialty Retail - 2.7%
Aaron’s Co., Inc. (The)	11,977	345,776
Abercrombie & Fitch Co., Class A*	15,225	575,657
Academy Sports & Outdoors, Inc.*(a)	10,759	398,621
Advance Auto Parts, Inc.	2,030	430,482
American Eagle Outfitters, Inc.(a)	12,180	419,845
America’s Car-Mart, Inc.*(a)	1,218	193,662
Asbury Automotive Group, Inc.*(a)	5,075	1,042,709
AutoNation, Inc.*	3,451	418,710
AutoZone, Inc.*	812	1,318,339
Bed Bath & Beyond, Inc.*	31,668	903,805
Best Buy Co., Inc.	8,526	957,896
Big 5 Sporting Goods Corp.(a)	3,654	80,096
Boot Barn Holdings, Inc.*(a)	609	52,630
Buckle, Inc. (The)(a)	7,511	316,063
Burlington Stores, Inc.*	1,827	611,680
Caleres, Inc.(a)	11,165	276,222
Camping World Holdings, Inc., Class A(a)	7,917	311,613
CarMax, Inc.*	5,887	788,564
Carvana Co.*(a)	1,624	548,197
Chico’s FAS, Inc.*(a)	44,254	273,490
Children’s Place, Inc. (The)*	2,233	188,309
Citi Trends, Inc.*	1,015	80,946
Designer Brands, Inc., Class A*	9,744	141,970
Dick’s Sporting Goods, Inc.(a)	17,052	1,775,795
Five Below, Inc.*	1,218	236,804
Floor & Decor Holdings, Inc., Class A*	2,233	272,448
Foot Locker, Inc.	26,796	1,528,980
GameStop Corp., Class A*(a)	2,233	359,781
Gap, Inc. (The)	9,947	290,154
Genesco, Inc.*(a)	2,030	116,623
Group 1 Automotive, Inc.	4,669	811,192
GrowGeneration Corp.*(a)	2,436	99,072
Guess?, Inc.(a)	5,684	126,867
Hibbett, Inc.	2,436	215,976
Home Depot, Inc. (The)	31,465	10,326,498
L Brands, Inc.	8,932	715,185
Lithia Motors, Inc., Class A	1,421	536,030
Lowe’s Cos., Inc.	24,766	4,772,161
Lumber Liquidators Holdings, Inc.*(a)	7,105	135,563
MarineMax, Inc.*(a)	6,496	349,420
Monro, Inc.	1,015	58,870
Murphy USA, Inc.	5,887	868,391
National Vision Holdings, Inc.*(a)	2,639	142,453
ODP Corp. (The)*(a)	15,022	710,991
O’Reilly Automotive, Inc.*	2,030	1,225,795

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Penske Automotive Group, Inc.(a)	8,729	773,389
Rent-A-Center, Inc.(a)	13,601	778,249
RH*	609	404,425
Ross Stores, Inc.	9,338	1,145,679
Sally Beauty Holdings, Inc.*(a)	24,157	457,050
Shoe Carnival, Inc.(a)	3,248	109,458
Signet Jewelers Ltd.	12,383	796,722
Sleep Number Corp.*(a)	6,293	624,329
Sonic Automotive, Inc., Class A	7,105	387,578
Sportsman’s Warehouse Holdings, Inc.*	12,383	218,808
TJX Cos., Inc. (The)	34,510	2,374,633
Tractor Supply Co.	3,248	587,661
Ulta Beauty, Inc.*	1,421	477,172
Urban Outfitters, Inc.*	7,308	271,711
Vroom, Inc.*(a)	3,451	127,825
Williams-Sonoma, Inc.	2,639	400,336
Zumiez, Inc.*	6,293	274,689

		46,560,045

Technology Hardware, Storage & Peripherals - 4.3%
3D Systems Corp.*(a)	2,436	67,087
Apple, Inc.	457,765	66,769,603
Dell Technologies, Inc., Class C*	7,714	745,327
Diebold Nixdorf, Inc.*	23,954	249,361
Hewlett Packard Enterprise Co.	49,532	718,214
HP, Inc.	47,096	1,359,661
NCR Corp.*(a)	33,089	1,469,152
NetApp, Inc.	7,511	597,800
Pure Storage, Inc., Class A*	15,631	305,117
Seagate Technology Holdings plc	8,323	731,592
Super Micro Computer, Inc.*(a)	8,323	316,607
Western Digital Corp.*	11,571	751,305
Xerox Holdings Corp.	43,036	1,038,459

		75,119,285

Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	2,842	160,033
Carter’s, Inc.(a)	1,624	158,730
Columbia Sportswear Co.	812	80,891
Crocs, Inc.*	2,639	358,403
Deckers Outdoor Corp.*	1,015	417,013
Fossil Group, Inc.*	4,263	53,799
G-III Apparel Group Ltd.*	10,962	327,325
Hanesbrands, Inc.(a)	88,914	1,623,570
Kontoor Brands, Inc.(a)	4,060	224,843
Levi Strauss & Co., Class A	812	22,346
Lululemon Athletica, Inc.*	3,045	1,218,518
NIKE, Inc., Class B	36,134	6,052,806
Oxford Industries, Inc.	1,218	105,881
PVH Corp.*	3,857	403,519
Ralph Lauren Corp.(a)	1,827	207,401
Skechers USA, Inc., Class A*	5,278	283,323
Steven Madden Ltd.(a)	2,639	115,667
Tapestry, Inc.*	13,195	558,149
Under Armour, Inc., Class A*	5,684	116,238
Under Armour, Inc., Class C*	11,368	199,167
VF Corp.	9,135	732,627
Wolverine World Wide, Inc.	6,496	217,876

		13,638,125

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc.*(a)	13,195	631,381
Capitol Federal Financial, Inc.	12,383	137,328
Essent Group Ltd.	28,623	1,292,901
Federal Agricultural Mortgage Corp., Class C(a)	2,639	257,303
Flagstar Bancorp, Inc.	12,180	557,357
HomeStreet, Inc.	8,526	321,515
Merchants Bancorp	7,308	267,765
Meridian Bancorp, Inc.(a)	5,278	100,863
Meta Financial Group, Inc.	4,263	211,871
MGIC Investment Corp.	90,741	1,255,855
Mr Cooper Group, Inc.*(a)	19,691	732,111
New York Community Bancorp, Inc.	113,071	1,331,976
NMI Holdings, Inc., Class A*(a)	23,142	509,587
Northfield Bancorp, Inc.(a)	19,894	327,256
Northwest Bancshares, Inc.(a)	41,818	556,598
PennyMac Financial Services, Inc.	10,962	689,400
Premier Financial Corp.	11,977	320,744
Provident Financial Services, Inc.	15,225	328,860
Radian Group, Inc.	49,532	1,118,433
Rocket Cos., Inc., Class A(a)	38,976	671,946
TFS Financial Corp.(a)	2,030	39,544
TrustCo Bank Corp.	7,308	245,768
Walker & Dunlop, Inc.(a)	7,714	798,245
Washington Federal, Inc.(a)	19,691	635,429
Waterstone Financial, Inc.	8,932	176,228
WSFS Financial Corp.	4,263	186,634

		13,702,898

Tobacco - 0.5%
Altria Group, Inc.	63,742	3,062,166
Philip Morris International, Inc.	54,810	5,485,933
Turning Point Brands, Inc.(a)	203	10,763
Universal Corp.	6,090	317,654
Vector Group Ltd.(a)	42,021	561,401

		9,437,917

Trading Companies & Distributors - 0.7%
Air Lease Corp.(a)	27,405	1,160,876
Applied Industrial Technologies, Inc.	2,842	254,927
Beacon Roofing Supply, Inc.*(a)	14,819	792,520
Boise Cascade Co.	8,120	415,338
CAI International, Inc.(a)	1,827	101,965
Fastenal Co.	16,037	878,347
GATX Corp.(a)	3,451	318,355
GMS, Inc.*	12,180	598,403
H&E Equipment Services, Inc.(a)	5,684	193,427
Herc Holdings, Inc.*	2,436	302,161
McGrath RentCorp	609	47,758
MRC Global, Inc.*(a)	6,902	63,291
MSC Industrial Direct Co., Inc., Class A(a)	11,774	1,049,888
NOW, Inc.*	15,631	154,278
Rush Enterprises, Inc., Class A	8,120	381,559
SiteOne Landscape Supply, Inc.*	2,233	390,284
Titan Machinery, Inc.*	8,526	243,247
Triton International Ltd.	17,661	932,324

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
United Rentals, Inc.*(a)	2,639	869,682
Univar Solutions, Inc.*	47,908	1,175,662
Veritiv Corp.*(a)	3,654	223,917
Watsco, Inc.	812	229,341
WESCO International, Inc.*	11,368	1,210,124
WW Grainger, Inc.(a)	1,218	541,498

		12,529,172

Transportation Infrastructure - 0.0%(f)
Macquarie Infrastructure Corp.(a)	1,015	40,092

Water Utilities - 0.1%
American States Water Co.	3,654	322,721
American Water Works Co., Inc.	4,872	828,776
California Water Service Group	1,624	101,792
Essential Utilities, Inc.	5,278	259,255
Middlesex Water Co.(a)	609	61,960
SJW Group	3,451	237,878

		1,812,382

Wireless Telecommunication Services - 0.2%
Gogo, Inc.*(a)	14,413	149,463
Shenandoah Telecommunications Co.	5,075	267,909
Telephone and Data Systems, Inc.	27,608	617,039
T-Mobile US, Inc.*	16,646	2,397,357
United States Cellular Corp.*	2,233	81,192

		3,512,960

TOTAL COMMON STOCKS (COST $971,242,963)		1,728,576,702

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(f)
Oil, Gas & Consumable Fuels - 0.0%(f)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $21,117)	4,266	45,774

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(f)
Biotechnology - 0.0%(f)
Achillion Pharmaceuticals, Inc., CVR*‡(e)	44,344	25,720

Media - 0.0%(f)
Media General, Inc., CVR*‡(e)	22,261	—

TOTAL RIGHTS (Cost $–)		25,720

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 6.9%

CERTIFICATES OF DEPOSIT - 0.4%
Nordea Bank Abp, New York Branch (ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/7/2021(h) 4,000,000		4,000,460
Royal Bank of Canada, New York (ICE LIBOR USD 3 Month + 0.04%), 0.18%, 10/5/2021(h) 3,000,000		3,000,390

TOTAL CERTIFICATES OF DEPOSIT (Cost $6,999,951)		7,000,850

REPURCHASE AGREEMENTS - 6.5%
BofA Securities, Inc., 0.53%, dated 7/31/2021, due 11/1/2021, repurchase price $6,008,303, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 2.25%, maturing 12/31/2022 - 5/15/2041; Common Stocks; total market value $6,147,466	6,000,000	6,000,000
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $48,700,244, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 1.63%, maturing 8/15/2022 - 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% - 1.25%, maturing 4/20/2026 - 2/14/2031; total market value $49,539,360	48,700,000	48,700,000
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $58,269,479, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $59,243,952	58,269,236	58,269,236

TOTAL REPURCHASE AGREEMENTS (Cost $112,969,236)		112,969,236

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $119,969,187)		119,970,086

Total Investments - 106.1% (Cost $1,091,233,267)		1,848,618,282
Liabilities in excess of other assets - (6.1%)		(106,592,111)

Net Assets - 100.0%		1,742,026,171

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar US Market Factor Tilt Index Fund (cont.)

‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $159,626,135, collateralized in the form of cash with a value of $119,969,168 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $41,589,423 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $3,876,558 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 25, 2021 – September 20, 2117; a total value of $165,435,149.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Amount represents less than one share.
(e)

Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $40,534, which represents approximately 0.00% of net assets of the Fund.

(f)	Represents less than 0.05% of net assets.
(g)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $119,970,086.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2021.

Percentages shown are based on Net Assets.

Abbreviations
CVR	Contingent Value Rights
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended July 31, 2021, was as follows:

Security	Value October 31, 2020	Purchases at Cost	Sales Proceeds	Shares July 31, 2021	Value July 31, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$577,006	$48,033	$9,677	7,714	$870,525	$251,866	$15,721	$3,297

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Emini Index	22	09/17/2021	USD	$2,443,760	$(43,899)
S&P 500 E-Mini Index	35	09/17/2021	USD	7,681,625	213,212
S&P Midcap 400 E-Mini Index	8	09/17/2021	USD	2,158,960	(10,755)

					$158,558

Abbreviations:

USD	— US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.3%

Aerospace & Defense - 0.8%
Airbus SE*	10,626	1,457,856
Austal Ltd.	71,940	114,220
Babcock International Group plc*	187,772	668,075
BAE Systems plc	74,014	592,735
CAE, Inc.*(a)	4,836	147,480
Chemring Group plc	55,936	239,145
Dassault Aviation SA	55	65,480
Elbit Systems Ltd.	412	54,598
Electro Optic Systems Holdings Ltd.*(a)	67,252	203,666
LISI	880	30,001
Meggitt plc*	22,412	146,174
MTU Aero Engines AG	828	207,267
QinetiQ Group plc	36,064	165,066
Rolls-Royce Holdings plc*	76,164	105,587
Saab AB, Class B	2,493	75,710
Safran SA	6,072	794,180
Singapore Technologies Engineering Ltd.	17,900	53,009
Thales SA	1,144	120,055
Ultra Electronics Holdings plc	1,661	73,207

		5,313,511

Air Freight & Logistics - 0.7%
bpost SA*	47,518	533,323
Cia de Distribucion Integral Logista Holdings SA	31,556	679,905
Deutsche Post AG (Registered)	18,722	1,267,873
DSV Panalpina A/S	3,349	815,775
Freightways Ltd.(a)	12,987	116,023
ID Logistics Group*	81	25,934
Kerry Logistics Network Ltd.(a)	40,500	120,647
Kintetsu World Express, Inc.	1,900	46,067
Konoike Transport Co. Ltd.	6,400	73,534
Mainfreight Ltd.	3,336	190,926
PostNL NV	47,748	258,185
Royal Mail plc	14,455	101,332
SBS Holdings, Inc.	9,200	281,658
SG Holdings Co. Ltd.	4,800	128,496
Yamato Holdings Co. Ltd.	6,200	177,950

		4,817,628

Airlines - 0.2%
Air Canada*(a)	7,936	158,803
Air France-KLM*(a)	9,504	44,166
Air New Zealand Ltd.*(a)	11,968	12,529
ANA Holdings, Inc.*	4,500	105,109
easyJet plc*	1,584	18,636
Exchange Income Corp.(a)	15,829	522,287
Finnair OYJ*(a)	149,292	119,850
Japan Airlines Co. Ltd.*	500	10,401
JET2 plc*	8,360	144,303
Qantas Airways Ltd.*	35,730	120,549

Investments	Shares	Value ($)
Singapore Airlines Ltd.*	16,799	63,271
Wizz Air Holdings plc*(b)	728	50,103

		1,370,007

Auto Components - 1.6%
Aisin Corp.	5,900	237,344
ARB Corp. Ltd.	997	34,224
Brembo SpA	3,647	50,987
Bridgestone Corp.	16,300	712,893
CIE Automotive SA	3,217	95,826
Cie Generale des Etablissements Michelin SCA	4,784	781,154
Cie Plastic Omnium SA	720	22,847
Continental AG*	2,070	281,298
Denso Corp.	8,300	565,837
Dometic Group AB(c)	5,962	101,236
Exedy Corp.	8,800	132,541
Faurecia SE	4,147	185,478
FCC Co. Ltd.	8,800	125,485
Gestamp Automocion SA*(b)	68,494	334,627
G-Tekt Corp.	15,700	221,445
GUD Holdings Ltd.(a)	4,852	41,870
Hella GmbH & Co. KGaA*	1,496	104,770
HI-LEX Corp.	8,800	133,022
Ichikoh Industries Ltd.	4,200	28,051
Johnson Electric Holdings Ltd.(a)	139,278	326,545
JTEKT Corp.	2,300	21,627
Koito Manufacturing Co. Ltd.	3,200	194,187
KYB Corp.*	7,900	258,055
Linamar Corp.	2,622	155,050
Magna International, Inc.	7,728	647,534
Martinrea International, Inc.	41,584	421,719
Musashi Seimitsu Industry Co. Ltd.	18,400	379,568
NGK Spark Plug Co. Ltd.(a)	2,700	39,485
NHK Spring Co. Ltd.	2,900	22,249
Nifco, Inc.	2,400	79,162
Nippon Seiki Co. Ltd.	13,300	153,662
NOK Corp.	200	2,624
Nokian Renkaat OYJ	2,552	107,610
Pacific Industrial Co. Ltd.(a)	16,100	194,374
Piolax, Inc.	18,400	254,498
Pirelli & C SpA(b)	2,876	17,386
Schaeffler AG (Preference)	72,818	634,223
Stanley Electric Co. Ltd.	3,800	98,367
Sumitomo Electric Industries Ltd.	18,400	259,444
Sumitomo Riko Co. Ltd.	49,600	363,357
Sumitomo Rubber Industries Ltd.	9,300	124,311
TI Fluid Systems plc(b)	102,442	441,534
Tokai Rika Co. Ltd.	2,400	37,132
Topre Corp.	13,800	198,041
Toyo Tire Corp.	4,600	86,174
Toyoda Gosei Co. Ltd.	2,000	46,706
Toyota Boshoku Corp.	2,700	54,123
Toyota Industries Corp.	4,700	391,417
TPR Co. Ltd.	5,500	76,574
TS Tech Co. Ltd.	4,800	70,852
Valeo	2,904	83,954

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Yokohama Rubber Co. Ltd. (The)	3,600	71,278

		10,503,757

Automobiles - 2.3%
Aston Martin Lagonda Global Holdings plc*(a)(b)	578	15,687
Bayerische Motoren Werke AG	7,682	764,089
Bayerische Motoren Werke AG (Preference)	2,186	187,672
Daimler AG (Registered)	20,240	1,806,765
Ferrari NV	1,932	421,194
Honda Motor Co. Ltd.	41,400	1,317,633
Isuzu Motors Ltd.	21,800	288,018
Mazda Motor Corp.*	4,100	40,047
Mitsubishi Motors Corp.*	900	2,509
Nissan Motor Co. Ltd.*	87,800	504,720
Nissan Shatai Co. Ltd.	41,400	270,845
Porsche Automobil Holding SE (Preference)	4,646	502,882
Renault SA*	2,728	103,596
Stellantis NV(a)	23,960	459,987
Stellantis NV	30,528	586,080
Subaru Corp.	14,200	277,013
Suzuki Motor Corp.(a)	13,800	557,030
Toyota Motor Corp.	64,400	5,753,458
Trigano SA	352	76,092
Volkswagen AG (Preference)	4,232	1,031,262
Yamaha Motor Co. Ltd.	6,900	171,258

		15,137,837

Banks - 9.2%
77 Bank Ltd. (The)(a)	23,000	243,517
ABN AMRO Bank NV, CVA*(b)	15,180	176,818
Aktia Bank OYJ	20,838	292,069
AMCO - Asset Management Co. SpA*(d)	239	1,110
Aozora Bank Ltd.	900	20,190
Australia & New Zealand Banking Group Ltd.	66,562	1,355,750
Awa Bank Ltd. (The)(a)	13,800	248,966
Banca Monte dei Paschi di Siena SpA*(a)	142,689	198,134
Banca Popolare di Sondrio SCPA	49,496	218,218
Banco Bilbao Vizcaya Argentaria SA	150,098	963,083
Banco BPM SpA	32,208	96,779
Banco Comercial Portugues SA, Class R*(a)	3,493,332	497,087
Banco de Sabadell SA*	272,366	189,391
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA	406,870	1,489,615
Bank Hapoalim BM*	26,818	214,431
Bank Leumi Le-Israel BM*	34,822	267,422
Bank Millennium SA*	321,080	411,155
Bank of Ireland Group plc*	19,096	101,355
Bank of Kyoto Ltd. (The)(a)	2,600	111,581
Bank of Montreal(a)	15,548	1,538,546
Bank of Nova Scotia (The)	31,694	1,977,019
Bank of Okinawa Ltd. (The)(a)	11,540	259,505

Investments	Shares	Value ($)
Bank of Queensland Ltd.	13,492	89,454
Bank Polska Kasa Opieki SA*	8,142	199,048
Bankinter SA(a)	21,280	116,252
Banque Cantonale de Geneve	480	88,448
Banque Cantonale Vaudoise (Registered)	701	62,574
Barclays plc	356,914	865,931
BAWAG Group AG(b)	3,260	185,399
Bendigo & Adelaide Bank Ltd.	9,421	71,534
Berner Kantonalbank AG (Registered)(a)	2,208	505,528
BNP Paribas SA	30,084	1,835,407
BPER Banca	381,432	744,715
CaixaBank SA	78,109	232,016
Canadian Imperial Bank of Commerce	11,132	1,293,643
Canadian Western Bank(a)	36,248	987,539
Chiba Bank Ltd. (The)	17,400	98,772
Close Brothers Group plc	5,588	119,880
Commerzbank AG*	13,464	86,853
Commonwealth Bank of Australia	30,314	2,220,432
Concordia Financial Group Ltd.	5,921	21,148
Credit Agricole SA(a)	27,192	379,193
Credito Emiliano SpA	23,232	149,037
Dah Sing Banking Group Ltd.	54,640	56,249
Dah Sing Financial Holdings Ltd.	55,200	174,027
Danske Bank A/S	11,500	201,661
DBS Group Holdings Ltd.	46,956	1,054,525
DNB Bank ASA	20,056	411,002
Erste Group Bank AG	7,222	280,123
FIBI Holdings Ltd.*	6,302	227,143
FinecoBank Banca Fineco SpA*	16,836	301,758
Fukuoka Financial Group, Inc.	2,800	47,071
Graubuendner Kantonalbank	7	11,470
Gunma Bank Ltd. (The)(a)	206,600	658,861
Hachijuni Bank Ltd. (The)(a)	3,200	10,322
Hang Seng Bank Ltd.(a)	13,800	264,770
Heartland Group Holdings Ltd.	282,072	403,588
Hirogin Holdings, Inc.	14,000	75,134
Hokkoku Bank Ltd. (The)(a)	7,900	146,555
Hokuhoku Financial Group, Inc.(a)	40,800	294,057
HSBC Holdings plc	532,910	2,944,832
Hyakugo Bank Ltd. (The)	69,000	192,383
ING Groep NV	104,696	1,346,515
Intesa Sanpaolo SpA	469,752	1,298,720
Israel Discount Bank Ltd., Class A*	41,464	195,324
Iyo Bank Ltd. (The)	26,400	129,895
Juroku Bank Ltd. (The)(a)	11,000	193,941
Jyske Bank A/S (Registered)*	3,312	160,824
KBC Group NV	7,176	577,782
Keiyo Bank Ltd. (The)	24,300	92,550
Kiyo Bank Ltd. (The)(a)	20,600	273,853
Kyushu Financial Group, Inc.	7,600	27,007
Laurentian Bank of Canada(a)	14,674	498,400
Liberbank SA	517,500	173,786
Liechtensteinische Landesbank AG	6,348	374,730
Lloyds Banking Group plc	1,613,450	1,023,712
Luzerner Kantonalbank AG (Registered)	204	94,426

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mebuki Financial Group, Inc.	70,610	150,549
Mediobanca Banca di Credito Finanziario SpA*	15,456	181,188
Mitsubishi UFJ Financial Group, Inc.	303,600	1,600,297
Mizrahi Tefahot Bank Ltd.*	1,889	57,454
Mizuho Financial Group, Inc.	59,829	853,415
Musashino Bank Ltd. (The)	7,500	112,005
Nanto Bank Ltd. (The)	46	787
National Australia Bank Ltd.	63,112	1,202,905
National Bank of Canada(a)	8,648	661,511
Natwest Group plc	57,868	162,845
Nishi-Nippon Financial Holdings, Inc.	46,000	258,187
Nordea Bank Abp	50,876	596,621
North Pacific Bank Ltd.(a)	179,400	382,502
Ogaki Kyoritsu Bank Ltd. (The)(a)	19,600	329,316
Oversea-Chinese Banking Corp. Ltd.	110,470	1,003,457
Powszechna Kasa Oszczednosci Bank Polski SA*	24,610	241,884
Raiffeisen Bank International AG	6,028	142,674
Resona Holdings, Inc.	35,200	131,852
Ringkjoebing Landbobank A/S	1,100	124,855
Royal Bank of Canada	34,960	3,533,667
San-In Godo Bank Ltd. (The)(a)	105,800	525,385
Sbanken ASA(b)	31,592	384,760
Seven Bank Ltd.(a)	61,000	132,838
Shiga Bank Ltd. (The)(a)	24,000	405,649
Shinsei Bank Ltd.	5,200	68,654
Shizuoka Bank Ltd. (The)	8,400	60,465
Skandinaviska Enskilda Banken AB, Class A	35,972	487,272
Skandinaviska Enskilda Banken AB, Class C	684	9,269
Societe Generale SA	16,560	485,521
Spar Nord Bank A/S	35,926	431,829
SpareBank 1 Nord Norge	42,044	398,318
Sparebank 1 Oestlandet	8,140	113,142
SpareBank 1 SMN	9,900	137,381
SpareBank 1 SR-Bank ASA	8,041	105,304
Sparebanken Vest	39,284	388,178
St Galler Kantonalbank AG (Registered)	110	51,159
Standard Chartered plc	50,416	302,814
Sumitomo Mitsui Financial Group, Inc.	36,800	1,238,961
Sumitomo Mitsui Trust Holdings, Inc.	9,200	301,441
Suruga Bank Ltd.(a)	115,800	349,246
Svenska Handelsbanken AB, Class A	28,014	316,147
Svenska Handelsbanken AB, Class B	908	10,922
Swedbank AB, Class A	17,572	342,613
Sydbank A/S	26,588	814,225
TBC Bank Group plc*	9,900	167,101
Toronto-Dominion Bank (The)	44,298	2,943,501
Unicaja Banco SA(b)	232,668	213,959

Investments	Shares	Value ($)
UniCredit SpA	45,172	541,435
United Overseas Bank Ltd.	39,026	757,406
Valiant Holding AG (Registered)	6,762	703,582
Van Lanschot Kempen NV, CVA	15,456	396,795
Virgin Money UK plc*	65,918	183,298
Walliser Kantonalbank (Registered)	485	55,387
Westpac Banking Corp.	59,570	1,073,655

		62,067,123

Beverages - 1.1%
AG Barr plc*	4,785	38,254
Anheuser-Busch InBev SA/NV	13,616	862,189
Asahi Group Holdings Ltd.	13,100	586,188
Britvic plc	7,320	99,178
Budweiser Brewing Co. APAC Ltd.(a)(b)	39,600	110,577
C&C Group plc*(a)	23,522	77,443
Carlsberg A/S, Class B	1,794	331,608
Coca-Cola Bottlers Japan Holdings, Inc.(a)	3,354	54,520
Coca-Cola Europacific Partners plc	3,645	226,209
Coca-Cola HBC AG, DI*	4,000	151,214
Davide Campari-Milano NV	14,030	197,312
Diageo plc	41,860	2,078,033
Fevertree Drinks plc	2,199	73,102
Heineken Holding NV	1,496	147,150
Heineken NV(a)	3,358	391,024
Ito En Ltd.	800	47,016
Kirin Holdings Co. Ltd.	13,838	252,173
Molson Coors Canada, Inc., Class B*	156	7,687
Pernod Ricard SA	3,772	832,395
Primo Water Corp.	5,512	90,914
Remy Cointreau SA*(a)	584	128,252
Royal Unibrew A/S	1,264	171,276
Sapporo Holdings Ltd.(a)	1,800	38,099
Suntory Beverage & Food Ltd.	3,000	104,829
Takara Holdings, Inc.	8,600	99,595
Treasury Wine Estates Ltd.	8,668	75,884

		7,272,121

Biotechnology - 0.6%
Abcam plc*	4,545	85,814
AnGes, Inc.*(a)	17,600	110,170
Argenx SE*	736	224,558
Bavarian Nordic A/S*	2,132	86,498
BioGaia AB, Class B	1,134	67,876
Clinuvel Pharmaceuticals Ltd.(a)	1,368	28,015
CSL Ltd.	8,326	1,768,137
Galapagos NV*	924	56,110
Genmab A/S*	1,380	623,683
Genus plc	520	39,872
Grifols SA	3,564	90,610
Grifols SA (Preference), Class B	5,680	88,098
Hansa Biopharma AB*	2,660	35,537
HEALIOS KK*(a)	1,100	16,487
Idorsia Ltd.*(a)	10,166	251,037
Imugene Ltd.*(a)	402,116	87,195
MorphoSys AG*	880	49,013
Oncopeptides AB*(a)(b)	12,100	60,359

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
PeptiDream, Inc.*	2,500	102,620
Pharma Mar SA(a)	414	35,366
PureTech Health plc*	5,168	23,101
SanBio Co. Ltd.*(a)	2,200	23,533
Swedish Orphan Biovitrum AB*	5,369	104,958
Trillium Therapeutics, Inc.*(a)	14,388	94,049
Vitrolife AB	1,652	94,158

		4,246,854

Building Products - 1.3%
AGC, Inc.	4,600	195,526
Aica Kogyo Co. Ltd.	1,500	52,620
Assa Abloy AB, Class B	16,652	534,352
Bunka Shutter Co. Ltd.(a)	29,300	313,957
Carel Industries SpA(a)(b)	4,028	95,767
Central Glass Co. Ltd.(a)	18,600	373,695
Cie de Saint-Gobain	14,720	1,051,662
Daikin Industries Ltd.	4,700	970,619
dormakaba Holding AG	132	91,248
Geberit AG (Registered)	552	453,026
Genuit Group plc	15,664	139,164
GWA Group Ltd.(a)	17,760	36,552
Inwido AB	9,152	169,763
James Halstead plc	4,686	34,921
Kingspan Group plc	2,761	300,225
Lindab International AB	3,680	107,439
Lixil Corp.(a)	4,400	119,231
Munters Group AB(b)	10,384	95,222
Nibe Industrier AB, Class B	33,902	405,054
Nichias Corp.(a)	800	20,199
Nichiha Corp.	13,800	360,120
Nippon Sheet Glass Co. Ltd.*(a)	50,600	276,629
Noritz Corp.(a)	23,000	388,957
Reliance Worldwide Corp. Ltd.	23,739	96,495
ROCKWOOL International A/S, Class A(a)	220	101,532
ROCKWOOL International A/S, Class B	174	92,285
Sanwa Holdings Corp.	9,800	118,225
Schweiter Technologies AG	56	87,618
Sekisui Jushi Corp.	17,400	344,671
Takara Standard Co. Ltd.(a)	15,976	231,306
Takasago Thermal Engineering Co. Ltd.	23,000	419,973
TOTO Ltd.	3,900	200,419
Tyman plc	27,232	160,346
Uponor OYJ	4,092	130,527

		8,569,345

Capital Markets - 3.5%
3i Group plc	23,552	418,979
ABG Sundal Collier Holding ASA	103,928	115,517
Abrdn plc	27,500	108,586
AJ Bell plc	34,592	202,288
Amundi SA(b)	1,440	133,018
Anima Holding SpA(b)	122,314	603,076
Ashmore Group plc	9,588	50,683
ASX Ltd.	2,104	118,914
Avanza Bank Holding AB	2,704	87,618
Azimut Holding SpA	5,680	146,292

Investments	Shares	Value ($)
Banca Generali SpA*	1,397	57,996
Brederode SA*	80	10,150
Brewin Dolphin Holdings plc	17,746	88,577
Brookfield Asset Management, Inc., Class A	24,656	1,330,194
Bure Equity AB	1,980	106,915
Canaccord Genuity Group, Inc.	46,644	508,157
CI Financial Corp.	5,304	96,660
Cie Financiere Tradition SA	1,702	215,966
Credit Suisse Group AG (Registered)	69,920	702,517
Daiwa Securities Group, Inc.	55,200	288,700
Deutsche Bank AG (Registered)*	29,118	368,001
Deutsche Boerse AG	2,806	468,325
Draper Esprit plc*	51,842	722,227
EFG International AG*(a)	35,650	289,905
EQT AB	6,072	292,870
Euronext NV(b)	2,050	228,017
Fairfax India Holdings Corp.*(b)	44,666	589,591
flatexDEGIRO AG*	1,100	133,047
Flow Traders(b)	15,686	637,624
Gimv NV	9,573	610,719
GMO Financial Holdings, Inc.(a)	10,800	81,381
Haitong International Securities Group Ltd.(a)	528,000	135,886
Hargreaves Lansdown plc	5,061	114,872
Hong Kong Exchanges & Clearing Ltd.	22,458	1,433,391
IG Group Holdings plc	673	8,346
IGM Financial, Inc.	2,200	77,595
Intermediate Capital Group plc	7,176	216,504
Investec plc	41,170	156,611
IOOF Holdings Ltd.(a)	43,472	133,568
IP Group plc	490,360	785,401
JAFCO Group Co. Ltd.	300	17,030
Japan Exchange Group, Inc.	7,600	171,805
Julius Baer Group Ltd.	5,980	395,500
Jupiter Fund Management plc	213,762	803,640
London Stock Exchange Group plc	5,290	550,886
Macquarie Group Ltd.	6,256	721,500
Magellan Financial Group Ltd.(a)	2,640	94,834
Man Group plc	64,423	177,305
Monex Group, Inc.	9,200	57,338
Ninety One plc	39,732	125,729
Nomura Holdings, Inc.	54,400	271,678
Okasan Securities Group, Inc.(a)	72,700	263,641
Onex Corp.	157	11,960
Partners Group Holding AG	322	550,168
Pendal Group Ltd.	6,964	41,207
Perpetual Ltd.	3,971	109,517
Platinum Asset Management Ltd.(a)	16	48
Quilter plc(b)	83,720	186,706
Rathbone Brothers plc	27,416	716,615
Ratos AB, Class B	18,348	130,187
Rothschild & Co.	13,156	492,192
Sanne Group plc	9,329	109,472
SBI Holdings, Inc.	4,800	114,325
Schroders plc	960	48,811

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Schroders plc (Non-Voting)	96	3,410
Singapore Exchange Ltd.	7,600	66,678
St James’s Place plc	9,108	200,967
Swissquote Group Holding SA (Registered)	920	145,974
Tamburi Investment Partners SpA	27,600	270,007
TMX Group Ltd.(a)	1,313	144,106
Tokai Tokyo Financial Holdings, Inc.	26,400	93,092
TP ICAP Group plc	283,268	770,512
UBS Group AG (Registered)	93,242	1,537,058
UOB-Kay Hian Holdings Ltd.	184,000	213,337
Uzabase, Inc.*	4,400	92,049
Value Partners Group Ltd.(a)	560,000	321,392
VNV Global AB*	38,226	462,492
Vontobel Holding AG (Registered)	339	29,886
VZ Holding AG	285	25,692
Warsaw Stock Exchange	18,860	213,096

		23,626,526

Chemicals - 3.1%
ADEKA Corp.(a)	4,200	84,268
Air Liquide SA	8,924	1,551,121
Air Water, Inc.	6,000	89,385
Akzo Nobel NV	3,496	431,552
Arkema SA	1,794	228,156
Asahi Kasei Corp.	36,800	398,010
BASF SE	22,356	1,755,475
Borregaard ASA	5,676	147,765
C Uyemura & Co. Ltd.	4,600	192,383
Chr Hansen Holding A/S(a)	1,584	142,418
Chugoku Marine Paints Ltd.(a)	32,900	271,294
Clariant AG (Registered)*	2,836	58,954
Corbion NV	1,352	74,036
Covestro AG(b)	3,082	198,301
Croda International plc	2,668	312,336
Daicel Corp.	100	827
DIC Corp.	2,899	77,949
Elkem ASA(b)	7	26
EMS-Chemie Holding AG (Registered)(a)	156	172,817
Evonik Industries AG	4,160	144,535
FUCHS PETROLUB SE	55	2,201
FUCHS PETROLUB SE (Preference)	1,182	58,896
Fujimori Kogyo Co. Ltd.	9,200	345,367
Fuso Chemical Co. Ltd.	1,100	39,440
Givaudan SA (Registered)	138	688,553
Grupa Azoty SA*	29,578	229,866
Hexpol AB	5,784	78,786
ICL Group Ltd.	5,140	37,514
Israel Corp. Ltd. (The)*	385	122,896
JCU Corp.	500	18,246
Johnson Matthey plc	3,360	138,839
JSP Corp.	2,300	33,782
JSR Corp.	3,100	103,239
K+S AG (Registered)*	8,712	124,950
Kansai Paint Co. Ltd.	5,300	129,470
Koninklijke DSM NV	3,040	612,641

Investments	Shares	Value ($)
Konishi Co. Ltd.	8,100	119,563
Kumiai Chemical Industry Co. Ltd.(a)	8,000	61,157
Kuraray Co. Ltd.	2,300	21,229
Kureha Corp.(a)	6,700	437,103
LANXESS AG	2,254	163,201
Lenzing AG*	485	62,572
Lintec Corp.	1,800	39,067
Methanex Corp.	3,740	125,950
Mitsubishi Chemical Holdings Corp.	28,300	236,096
Mitsubishi Gas Chemical Co., Inc.	6,200	128,180
Mitsui Chemicals, Inc.	5,800	183,645
Nihon Parkerizing Co. Ltd.	52,500	536,720
Nippon Kayaku Co. Ltd.	3,700	38,163
Nippon Paint Holdings Co. Ltd.	30,400	385,575
Nippon Sanso Holdings Corp.	7,200	158,433
Nippon Shokubai Co. Ltd.	400	19,134
Nippon Soda Co. Ltd.	12,439	397,255
Nissan Chemical Corp.	3,800	184,893
Nitto Denko Corp.	3,300	243,554
NOF Corp.	2,000	101,139
Novozymes A/S, Class B	4,002	314,334
Nufarm Ltd.*	23,520	74,513
Nutrien Ltd.	9,568	568,554
OCI NV*	1,318	31,945
Okamoto Industries, Inc.(a)	5,200	195,681
Orica Ltd.(a)	4,722	43,005
Osaka Soda Co. Ltd.	5,200	114,282
Sakata INX Corp.(a)	9,200	89,695
Sanyo Chemical Industries Ltd.	7,600	409,257
Shikoku Chemicals Corp.	21,600	254,477
Shin-Etsu Chemical Co. Ltd.	6,800	1,099,772
Shin-Etsu Polymer Co. Ltd.	4,800	44,610
Showa Denko KK	1,700	48,483
Sika AG (Registered)	2,760	971,771
SOL SpA	3,009	66,009
Solvay SA	1,656	220,915
Sumitomo Bakelite Co. Ltd.	3,000	129,704
Sumitomo Chemical Co. Ltd.	39,800	205,618
Symrise AG	2,070	305,108
Synthomer plc	18,524	136,372
T Hasegawa Co. Ltd.	900	20,837
Taiyo Holdings Co. Ltd.	900	41,330
Teijin Ltd.	3,000	44,993
Tenma Corp.(a)	10,300	241,006
Tessenderlo Group SA*(a)	10,304	435,589
Toagosei Co. Ltd.	5,300	55,052
Tokai Carbon Co. Ltd.(a)	6,600	86,537
Tokuyama Corp.	3,200	67,353
Tokyo Ohka Kogyo Co. Ltd.	700	45,093
Toray Industries, Inc.	41,400	270,543
Tosoh Corp.	12,600	219,739
Toyo Ink SC Holdings Co. Ltd.	1,600	29,157
Toyobo Co. Ltd.	41,400	522,074
Ube Industries Ltd.	3,900	77,964
Umicore SA	3,404	211,026
Victrex plc	2,830	104,269
Wacker Chemie AG	786	115,759

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Yara International ASA	3,588	188,967
Zeon Corp.	8,000	108,538

		20,948,854

Commercial Services & Supplies - 1.0%
Aggreko plc	12,364	149,384
Befesa SA(b)	2,392	187,772
Biffa plc*(b)	5,928	29,465
Boyd Group Services, Inc.(a)	208	40,717
Brambles Ltd.	26,818	229,060
Bravida Holding AB(b)	988	15,295
Cleanaway Waste Management Ltd.(a)	56,747	105,948
Coor Service Management Holding AB(b)	6,692	61,638
Dai Nippon Printing Co. Ltd.	3,900	91,184
Daiseki Co. Ltd.	2,500	115,262
Derichebourg SA*	40,066	423,079
Downer EDI Ltd.	24,464	94,946
Duskin Co. Ltd.	3,700	85,125
Elis SA*	2,812	50,417
Elis SA - XLON*	4,520	81,389
HomeServe plc	7,771	101,021
Intrum AB	4,268	132,295
Kokuyo Co. Ltd.	5,600	90,314
Lassila & Tikanoja OYJ	960	16,984
Loomis AB	2,271	76,201
Matsuda Sangyo Co. Ltd.	9,200	181,318
Mitie Group plc*	636,548	561,106
Mitsubishi Pencil Co. Ltd.	1,800	23,076
Nippon Kanzai Co. Ltd.	1,300	30,714
Okamura Corp.(a)	43,200	608,539
Park24 Co. Ltd.*	2,200	41,194
Pilot Corp.	500	17,084
Prestige International, Inc.	4,000	25,476
Prosegur Cash SA(a)(b)	163,760	160,204
Prosegur Cia de Seguridad SA	105,938	361,789
Rentokil Initial plc	33,672	265,352
Ritchie Bros Auctioneers, Inc.	3,016	179,943
Sato Holdings Corp.	1,100	27,954
Secom Co. Ltd.	4,600	345,954
Securitas AB, Class B	7,047	124,328
Serco Group plc	57,046	112,150
Smart Metering Systems plc	5,165	64,846
Sohgo Security Services Co. Ltd.	2,900	135,025
SPIE SA	1,216	28,795
TOMRA Systems ASA	2,590	149,745
TOPPAN, Inc.(a)	4,400	74,129
Transcontinental, Inc., Class A	30,360	600,463
Waste Connections, Inc.	5,428	687,223

		6,983,903

Communications Equipment - 0.3%
BATM Advanced Communications Ltd.*	10,755	13,196
Gilat Satellite Networks Ltd.	22,770	239,224
Nokia OYJ*	102,074	625,895
Spirent Communications plc	67,114	238,132
Telefonaktiebolaget LM Ericsson, Class A	3,789	44,125

Investments	Shares	Value ($)
Telefonaktiebolaget LM Ericsson, Class B	41,963	482,198
VTech Holdings Ltd.	69,000	683,678

		2,326,448

Construction & Engineering - 2.0%
ACS Actividades de Construccion y Servicios SA(a)	3,426	90,026
AF Gruppen ASA	2,860	60,471
Arcadis NV	3,520	155,774
Ashtrom Group Ltd.	4,545	97,692
Badger Infrastructure Solutions Ltd.(a)	2,812	78,502
Balfour Beatty plc	6,760	28,478
Boskalis Westminster	218	6,856
Bouygues SA	2,948	113,577
Chiyoda Corp.*(a)	34,800	123,346
Cie d’Entreprises CFE(a)	968	98,830
CIMIC Group Ltd.	1,232	18,664
COMSYS Holdings Corp.	4,300	118,911
Dai-Dan Co. Ltd.(a)	9,300	223,031
Daiho Corp.(a)	9,200	355,845
Eiffage SA	1,840	187,510
Elco Ltd.	1,980	115,731
Elecnor SA	21,850	266,870
Electra Ltd.	103	58,010
Ferrovial SA	12,098	358,645
Fomento de Construcciones y Contratas SA*(d)	147	1,682
Fomento de Construcciones y Contratas SA	3,696	42,293
GOLD FIN HLDG*‡(d)	89,827	—
Hazama Ando Corp.	94,400	713,913
HOCHTIEF AG	442	35,053
Instalco AB(b)	3,080	166,026
JDC Corp.(a)	13,200	69,398
JGC Holdings Corp.(a)	1,000	8,911
John Laing Group plc(b)	33,166	184,911
Kajima Corp.	12,700	162,352
Kandenko Co. Ltd.	3,000	25,039
Kinden Corp.	2,300	37,072
Kumagai Gumi Co. Ltd.	14,600	373,547
Kyowa Exeo Corp.	3,900	96,407
Kyudenko Corp.	2,100	74,337
Maeda Corp.(a)	8,100	67,678
Maeda Road Construction Co. Ltd.	1,200	22,797
Maire Tecnimont SpA(a)	59,432	219,880
Mirait Holdings Corp.	6,700	131,314
Morgan Sindall Group plc	18,354	597,133
NCC AB, Class B	246	4,374
Nippo Corp.	2,000	55,216
Nippon Densetsu Kogyo Co. Ltd.(a)	24,700	429,859
Nippon Road Co. Ltd. (The)	1,900	140,574
Nishimatsu Construction Co. Ltd.(a)	25,600	828,064
NRW Holdings Ltd.(a)	190,716	239,017
Obayashi Corp.(a)	8,900	72,254
Okumura Corp.	16,800	454,021

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Peab AB, Class B	3,999	46,664
Penta-Ocean Construction Co. Ltd.	1,500	10,100
Raito Kogyo Co. Ltd.	26,200	466,945
Raiznext Corp.	4,400	45,704
Sacyr SA - BATE(a)	161,881	393,131
Sanki Engineering Co. Ltd.(a)	20,000	272,255
Shapir Engineering and Industry Ltd.	7,497	55,832
Shikun & Binui Ltd.*	10,568	60,165
Shimizu Corp.	9,000	65,850
SHO-BOND Holdings Co. Ltd.	1,200	50,460
Skanska AB, Class B	5,096	143,923
Sumitomo Densetsu Co. Ltd.(a)	9,200	180,228
Sumitomo Mitsui Construction Co. Ltd.	43,040	189,023
Sweco AB, Class B	7,413	118,638
Taikisha Ltd.	15,800	495,954
Taisei Corp.	3,500	117,198
Takamatsu Construction Group Co. Ltd.	4,500	82,743
Tess Holdings Co. Ltd.	8,800	192,678
Toda Corp.	14,000	98,989
Toenec Corp.(a)	4,400	149,339
Tokyu Construction Co. Ltd.(a)	23,800	166,763
Totetsu Kogyo Co. Ltd.(a)	11,000	232,528
Veidekke ASA	3,088	39,776
Vinci SA	8,280	875,902
Webuild SpA(a)	119,186	324,778
WSP Global, Inc.	1,210	143,541
YIT OYJ	71,517	433,353
Yokogawa Bridge Holdings Corp.(a)	18,800	376,685
Yurtec Corp.	4,600	30,010

		13,669,046

Construction Materials - 0.7%
Boral Ltd.*	37,238	196,530
Breedon Group plc*	45,296	67,890
Brickworks Ltd.	3,147	56,095
Buzzi Unicem SpA	3,148	83,244
Cementir Holding NV	20,286	228,524
CRH plc	13,571	680,207
CSR Ltd.	29,348	120,157
Fletcher Building Ltd.(a)	17,649	94,110
HeidelbergCement AG	3,450	305,926
Holcim Ltd.*	12,420	727,686
Ibstock plc(b)	9,600	28,563
Imerys SA	1,103	51,062
James Hardie Industries plc, CHDI	6,940	233,280
Marshalls plc	16,060	163,114
Mitani Sekisan Co. Ltd.	4,700	190,355
RHI Magnesita NV	2,376	125,003
Sumitomo Osaka Cement Co. Ltd.	15,500	440,638
Taiheiyo Cement Corp.	100	2,314
Titan Cement International SA*	14,030	263,194
Vicat SA	13,340	672,289
Wienerberger AG	3,846	157,158

		4,887,339

Investments	Shares	Value ($)
Consumer Finance - 0.3%
Acom Co. Ltd.(a)	24,400	99,823
AEON Financial Service Co. Ltd.	400	4,902
Aiful Corp.	151,800	474,418
B2Holding ASA*	107,052	109,417
Cembra Money Bank AG	726	75,420
Credit Corp. Group Ltd.	3,350	68,849
Credit Saison Co. Ltd.	6,200	73,327
Isracard Ltd.*	35,288	135,610
Jaccs Co. Ltd.	13,800	319,506
Provident Financial plc*	11,220	44,210
Resurs Holding AB(b)	37,950	183,264
Sun Hung Kai & Co. Ltd.	105,996	54,558
Zip Co. Ltd.*(a)	14,040	68,525

		1,711,829

Containers & Packaging - 0.4%
BillerudKorsnas AB(a)	2,965	64,165
Cascades, Inc.	29,026	371,791
CCL Industries, Inc., Class B	3,094	177,335
DS Smith plc	28,888	169,896
FP Corp.	1,200	46,032
Fuji Seal International, Inc.	20,400	411,903
Huhtamaki OYJ	2,051	109,225
Intertape Polymer Group, Inc.	24,610	547,458
Mayr Melnhof Karton AG	275	58,502
Orora Ltd.	35,495	93,926
Pact Group Holdings Ltd.	81,236	220,936
Rengo Co. Ltd.	700	5,938
SIG Combibloc Group AG*	9,660	285,014
Smurfit Kappa Group plc	5,382	303,591
Toyo Seikan Group Holdings Ltd.	5,600	75,619
Vidrala SA	396	47,615
Winpak Ltd.	74	2,417

		2,991,363

Distributors - 0.1%
Arata Corp.(a)	3,500	135,854
Bapcor Ltd.	16,060	96,328
Doshisha Co. Ltd.	7,000	109,768
Inchcape plc	8,938	105,691
Inter Cars SA	4,600	489,876
PALTAC Corp.	800	36,957

		974,474

Diversified Consumer Services - 0.1%
AcadeMedia AB(b)	29,946	290,616
Benesse Holdings, Inc.	2,000	45,813
G8 Education Ltd.*(a)	477,848	340,705
IDP Education Ltd.	2,501	51,860
InvoCare Ltd.(a)	4,432	34,826

		763,820

Diversified Financial Services - 1.3%
Ackermans & van Haaren NV	454	78,223
Aker ASA, Class A	760	58,367
Banca Mediolanum SpA	9,158	90,178
Banque Nationale de Belgique	44	91,307
BFF Bank SpA(b)	20,424	213,367
Burford Capital Ltd.	12,276	134,239
Cerved Group SpA*	10,505	123,323
Creades AB, Class A(a)	19,780	260,006

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ECN Capital Corp.(a)	102,902	864,695
Element Fleet Management Corp.(a)	14,568	166,645
Eurazeo SE	1,664	161,208
EXOR NV	2,944	242,205
First Pacific Co. Ltd.	736,000	245,295
Fuyo General Lease Co. Ltd.	700	45,540
GRENKE AG	495	21,548
Groupe Bruxelles Lambert SA	4,068	473,218
HAL Trust	1,071	188,467
Industrivarden AB, Class A	1,496	59,742
Industrivarden AB, Class C	3,828	146,685
Investment AB Oresund	18,032	366,336
Investor AB, Class A	8,748	217,579
Investor AB, Class B	30,856	764,936
Japan Securities Finance Co. Ltd.(a)	17,600	131,018
KBC Ancora	1,377	60,872
Kinnevik AB, Class B*(a)	5,014	218,821
L E Lundbergforetagen AB, Class B	1,348	96,258
M&G plc	75,992	238,147
Mitsubishi HC Capital, Inc.	34,629	188,054
Mizuho Leasing Co. Ltd.	13,938	461,002
Omni Bridgeway Ltd.(a)	118,726	300,207
ORIX Corp.	29,100	506,963
PEUGEOT INVEST	308	39,225
Plus500 Ltd.	48,254	939,930
Ricoh Leasing Co. Ltd.	4,400	138,114
Sofina SA	330	154,647
SRH NV*‡(d)	2,857	—
Tokyo Century Corp.	600	32,802
Wendel SE(a)	497	69,778
Zenkoku Hosho Co. Ltd.	1,600	72,310

		8,661,257

Diversified Telecommunication Services - 1.3%
ARTERIA Networks Corp.	1,900	31,612
BCE, Inc.	3,818	190,449
Bezeq The Israeli Telecommunication Corp. Ltd.*	52,780	56,563
BT Group plc*	180,366	435,340
Cellnex Telecom SA(b)	11,178	728,223
Chorus Ltd.	13,242	56,932
Deutsche Telekom AG (Registered)	80,914	1,679,663
Elisa OYJ	1,820	116,929
Euskaltel SA(b)	8,683	112,848
Gamma Communications plc	8,372	241,530
Helios Towers plc*	64,372	146,421
HKBN Ltd.(a)	51,500	59,975
HKT Trust & HKT Ltd.	53,400	72,563
Iliad SA	646	139,455
Infrastrutture Wireless Italiane SpA(b)	5,179	58,575
Koninklijke KPN NV(a)	60,076	197,187
Nippon Telegraph & Telephone Corp.	33,200	847,772
NOS SGPS SA	128,478	475,939
Orange SA	42,458	473,007

Investments	Shares	Value ($)
PCCW Ltd.	127,035	66,532
Singapore Telecommunications Ltd.	167,200	280,293
Spark New Zealand Ltd.	99,762	329,693
Swisscom AG (Registered)(a)	828	497,915
Telecom Italia SpA	97,108	42,709
Telefonica SA(a)	115,107	527,685
Telekom Austria AG*	1,426	12,158
Telenor ASA	5,588	97,025
Telia Co. AB	19,272	84,644
Telstra Corp. Ltd.	52,988	147,227
TELUS Corp.	10,665	236,734
Uniti Group Ltd.*(a)	81,190	208,279

		8,651,877

Electric Utilities - 1.4%
Acciona SA	857	131,297
AusNet Services Ltd.	46,020	61,734
BKW AG	773	85,207
Chubu Electric Power Co., Inc.	13,800	165,537
Chugoku Electric Power Co., Inc. (The)(a)	4,206	38,017
CK Infrastructure Holdings Ltd.	500	3,021
CLP Holdings Ltd.	23,500	242,524
Contact Energy Ltd.	20,140	114,703
EDP - Energias de Portugal SA	34,044	176,697
Electricite de France SA(a)	12,702	154,612
Elia Group SA/NV(a)	794	93,917
Emera, Inc.(a)	2,950	137,510
Endesa SA	16,946	412,140
Enea SA*	126,224	280,483
Enel SpA	189,934	1,752,241
EVN AG	2,240	54,186
Fortis, Inc.(a)	6,410	290,526
Fortum OYJ	10,350	285,225
Genesis Energy Ltd.	14,326	34,296
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	500	507
Hokkaido Electric Power Co., Inc.(a)	62,300	279,853
Hokuriku Electric Power Co.(a)	97,100	506,070
Hydro One Ltd.(b)	9,384	231,527
Iberdrola SA	101,269	1,220,061
Iberdrola SA*(d)	2,421	29,168
Kansai Electric Power Co., Inc. (The)	12,900	121,712
Kyushu Electric Power Co., Inc.	4,400	33,276
Mercury NZ Ltd.	17,270	79,674
Okinawa Electric Power Co., Inc. (The)	19,170	245,062
Origin Energy Ltd.	15,620	47,189
Orsted A/S(b)	3,220	478,105
Power Assets Holdings Ltd.	17,000	109,816
Red Electrica Corp. SA(a)	22,973	455,612
Romande Energie Holding SA (Registered)	21	30,933
Shikoku Electric Power Co., Inc.	4,200	27,630
Spark Infrastructure Group	1,271	2,532
SSE plc(a)	18,170	365,172

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Terna SpA	24,026	190,997
Tohoku Electric Power Co., Inc.	1,200	9,086
Tokyo Electric Power Co. Holdings, Inc.*	400	1,064
Trustpower Ltd.	5,123	28,068
Verbund AG(a)	1,385	127,856

		9,134,843

Electrical Equipment - 1.3%
ABB Ltd. (Registered)	33,212	1,214,072
Ballard Power Systems, Inc.*(a)	1,824	29,515
Daihen Corp.	9,200	409,913
Fagerhult AB	16,764	154,311
Fuji Electric Co. Ltd.	4,700	203,845
Fujikura Ltd.*	115,000	583,645
Huber + Suhner AG (Registered)	867	73,757
ITM Power plc*(a)	10,192	58,127
Legrand SA	5,198	585,067
Mabuchi Motor Co. Ltd.	2,000	74,715
Mitsubishi Electric Corp.	34,100	458,602
NEL ASA*(a)	12,688	24,249
Nexans SA	1,540	147,186
Nidec Corp.	9,310	1,038,309
Nissin Electric Co. Ltd.	1,200	13,919
Nitto Kogyo Corp.	15,600	255,996
NKT A/S*	2,904	137,957
Nordex SE*	4,144	79,704
Prysmian SpA	5,708	204,546
Schneider Electric SE	9,292	1,556,908
Siemens Energy AG*	3,564	96,949
Siemens Gamesa Renewable Energy SA*	6,318	176,059
Signify NV(b)	4,022	225,063
Somfy SA	275	52,501
TKH Group NV, CVA	2,194	116,398
Ushio, Inc.	5,900	105,205
Vestas Wind Systems A/S	15,410	567,966

		8,644,484

Electronic Equipment, Instruments & Components - 2.0%
Alps Alpine Co. Ltd.	948	9,787
ALSO Holding AG (Registered)*	52	15,979
Amano Corp.	2,600	63,632
Anritsu Corp.(a)	500	8,702
Azbil Corp.	3,000	116,310
Barco NV	8,050	200,841
Canon Electronics, Inc.	2,800	40,769
Canon Marketing Japan, Inc.	3,700	82,361
Citizen Watch Co. Ltd.	184,400	715,758
Comet Holding AG (Registered)	352	115,352
CONEXIO Corp.	2,200	32,013
Daiwabo Holdings Co. Ltd.	41,400	831,395
FIH Mobile Ltd.*(a)	768,000	104,756
Fingerprint Cards AB, Class B*	10,108	36,007
FIT Hon Teng Ltd.*(a)(b)	966,000	206,346
Halma plc	8,510	341,823
Hamamatsu Photonics KK	3,400	188,046
Hexagon AB, Class B	51,612	854,791
Hirose Electric Co. Ltd.	782	116,498
Horiba Ltd.(a)	800	54,597

Investments	Shares	Value ($)
Hosiden Corp.	13,200	120,394
Ibiden Co. Ltd.	4,600	241,841
Inficon Holding AG (Registered)	110	132,296
Iriso Electronics Co. Ltd.(a)	1,200	56,966
Japan Aviation Electronics Industry Ltd.	2,044	32,331
Jenoptik AG	2,585	88,710
Kaga Electronics Co. Ltd.	9,300	241,249
Keyence Corp.	3,200	1,771,007
Koa Corp.	18,400	281,323
Kyocera Corp.	5,500	337,617
Lagercrantz Group AB, Class B	5,832	79,711
Landis+Gyr Group AG*	1,102	86,939
LEM Holding SA (Registered)	27	67,478
Macnica Fuji Electronics Holdings, Inc.	23,100	589,550
Meiko Electronics Co. Ltd.(a)	9,200	253,157
Murata Manufacturing Co. Ltd.	11,100	914,296
Mycronic AB	3,001	88,104
Nichicon Corp.	7,600	80,397
Nippon Ceramic Co. Ltd.	900	23,724
Nippon Signal Co. Ltd.	10,300	85,779
Nissha Co. Ltd.(a)	23,000	321,476
Nohmi Bosai Ltd.	16,300	310,257
Oki Electric Industry Co. Ltd.	27,600	256,510
Omron Corp.	4,600	390,633
Optex Group Co. Ltd.	1,000	15,307
Oxford Instruments plc	4,444	148,907
PAX Global Technology Ltd.	322,000	348,054
Renishaw plc	1,617	114,883
Restar Holdings Corp.(a)	13,800	243,936
Shimadzu Corp.	6,400	256,583
Siix Corp.(a)	17,428	223,428
Spectris plc	3,026	150,197
Taiyo Yuden Co. Ltd.	2,500	127,335
TDK Corp.	2,900	328,711
Topcon Corp.	2,200	30,750
Venture Corp. Ltd.	4,500	63,208
VSTECS Holdings Ltd.	372,000	296,788
Yokogawa Electric Corp.(a)	1,600	24,405
Yokowo Co. Ltd.(a)	13,800	334,469

		13,694,469

Energy Equipment & Services - 0.3%
BW Offshore Ltd.	44,206	150,308
Drilling Co. of 1972 A/S (The)*	3,256	125,508
John Wood Group plc*	262,936	796,949
Modec, Inc.	10,800	179,885
Odfjell Drilling Ltd.*	32,516	74,639
Saipem SpA*(a)	199,824	458,738
SBM Offshore NV(a)	5,113	74,181
Subsea 7 SA	26	209
TechnipFMC plc*	12,457	89,982
Vallourec SA*	—(e)	1
Worley Ltd.	10,916	89,626

		2,040,026

Entertainment - 0.6%
Akatsuki, Inc.(a)	4,400	130,897
Bollore SA	12,858	71,844

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Capcom Co. Ltd.	5,200	142,378
CD Projekt SA	3,124	149,905
CTS Eventim AG & Co. KGaA*	1,375	93,426
Daiichikosho Co. Ltd.	1,100	38,337
DeNA Co. Ltd.	4,000	75,153
Embracer Group AB*	8,372	216,693
EVENT Hospitality and Entertainment Ltd.*(a)	2,282	21,018
IGG, Inc.(a)	322,000	365,457
Kinepolis Group NV*(a)	1,030	53,496
Koei Tecmo Holdings Co. Ltd.	2,246	105,189
Konami Holdings Corp.	2,200	121,075
Modern Times Group MTG AB, Class B*	586	8,323
Nexon Co. Ltd.	9,200	188,443
Nintendo Co. Ltd.	2,100	1,079,180
Paradox Interactive AB	952	19,175
Shochiku Co. Ltd.	300	32,501
Square Enix Holdings Co. Ltd.	1,800	92,993
Toei Animation Co. Ltd.	900	123,007
Toho Co. Ltd.	4,100	177,822
Ubisoft Entertainment SA*	1,425	90,470
Vivendi SE(a)	15,870	536,331

		3,933,113

Equity Real Estate Investment Trusts (REITs) - 2.5%
Activia Properties, Inc.	15	67,995
Advance Residence Investment Corp.	18	61,257
Aedifica SA	1,039	148,831
AEON REIT Investment Corp.(a)	29	42,146
ALE Property Group	9,620	33,235
Allied Properties REIT	1,540	56,389
alstria office REIT-AG	6,756	143,081
Altarea SCA(a)	543	121,695
ARGAN SA	6,302	822,020
Argosy Property Ltd.	67,713	77,034
Artis REIT(a)	23,874	224,521
Ascendas REIT	68,635	158,143
Ascott Residence Trust	30,164	22,944
Assura plc	57,957	63,095
Aventus Group	20,768	47,934
Befimmo SA	12,834	544,063
Big Yellow Group plc	7,176	144,868
Boardwalk REIT	616	22,541
British Land Co. plc (The)	2,332	16,555
BWP Trust(a)	12,444	37,594
Capital & Counties Properties plc*	43,340	102,860
CapitaLand China Trust	3,414	3,530
CapitaLand Integrated Commercial Trust	37,044	58,817
Carmila SA(a)	19,765	278,904
CDL Hospitality Trusts	36,800	32,884
Centuria Office REIT(a)	168,038	305,085
Champion REIT	24,000	13,650
Charter Hall Group	5,096	61,019
Charter Hall Long Wale REIT	3,940	14,249
Charter Hall Retail REIT	25,935	70,726

Investments	Shares	Value ($)
Charter Hall Social Infrastructure REIT	31	79
Choice Properties REIT	3,957	46,596
Cofinimmo SA	507	81,944
Comforia Residential REIT, Inc.(a)	34	108,583
Cominar REIT(a)	47,311	433,563
Covivio	1,449	136,152
Cromwell European REIT(b)	23,174	68,423
Cromwell Property Group	48,403	31,131
Daiwa House REIT Investment Corp.	42	124,756
Daiwa Securities Living Investments Corp.	26	28,523
Derwent London plc	1,508	76,234
Dexus	8,888	67,161
Dream Office REIT(a)	3,966	70,911
ESR-REIT	1,091,400	358,669
Far East Hospitality Trust	53,976	23,119
First Capital REIT(a)	8,448	122,489
Fortune REIT	48,000	52,131
Frasers Centrepoint Trust	33,249	59,421
Frasers Hospitality Trust	39,200	14,909
Frasers Logistics & Commercial Trust(b)	4,239	4,758
Frontier Real Estate Investment Corp.	12	55,544
Fukuoka REIT Corp.	26	43,661
GCP Student Living plc	66,440	195,373
Gecina SA	1,564	248,237
Global One Real Estate Investment Corp.	48	55,370
GLP J-REIT(a)	74	132,492
Goodman Group	31,418	522,844
Goodman Property Trust	19,085	32,435
GPT Group (The)	41,404	142,127
Granite REIT(a)	1,072	74,177
Great Portland Estates plc	14,916	158,234
Growthpoint Properties Australia Ltd.	19,121	55,236
H&R REIT	5,632	75,929
Hamborner REIT AG	6,058	66,678
Hammerson plc(a)	419,014	215,611
Hankyu Hanshin REIT, Inc.	26	38,426
Heiwa Real Estate REIT, Inc.	87	138,328
Hibernia REIT plc	34,222	52,998
Hoshino Resorts REIT, Inc.	24	152,200
Hulic Reit, Inc.	23	40,614
ICADE	158	14,455
Ichigo Office REIT Investment Corp.(a)	40	36,155
Ingenia Communities Group	37,582	159,947
Inmobiliaria Colonial Socimi SA	7,185	76,595
InterRent REIT(a)	29,670	427,337
Invesco Office J-Reit, Inc.(a)	940	194,852
Invincible Investment Corp.	121	47,463
Irongate Group(a)	304,566	329,091
Japan Hotel REIT Investment Corp.	77	46,796
Japan Logistics Fund, Inc.	19	57,563
Japan Metropolitan Fund Invest	147	153,362

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Japan Prime Realty Investment Corp.	25	97,494
Japan Real Estate Investment Corp.(a)	24	150,232
Kenedix Office Investment Corp.	9	66,178
Kenedix Residential Next Investment Corp.	34	73,514
Kenedix Retail REIT Corp.	31	85,868
Keppel DC REIT	47,500	92,608
Keppel Pacific Oak US REIT(b)	154,000	121,660
Keppel REIT	80,733	71,545
Kiwi Property Group Ltd.	3,973	3,231
Klepierre SA	1,540	37,344
Land Securities Group plc	8,228	81,177
LaSalle Logiport REIT	44	80,583
Link REIT	38,374	366,892
LondonMetric Property plc	31,861	110,213
LXI REIT plc(b)	85,118	170,652
Mapletree Commercial Trust	34,368	54,822
Mapletree Industrial Trust	35,086	77,733
Mapletree Logistics Trust	73,207	114,073
Mapletree North Asia Commercial Trust(b)	49,500	36,921
Merlin Properties Socimi SA	2,992	33,563
Mirvac Group	45,364	95,366
Mori Hills REIT Investment Corp.(a)	16	23,486
National Storage REIT	82,090	128,525
Nippon Accommodations Fund, Inc.	8	48,911
Nippon Building Fund, Inc.	17	109,667
Nippon Prologis REIT, Inc.	41	136,729
NIPPON REIT Investment Corp.	23	95,144
Nomura Real Estate Master Fund, Inc.	51	80,903
NTT UD REIT Investment Corp.	67	97,127
One REIT, Inc.	14	43,626
Orix JREIT, Inc.	49	93,312
OUE Commercial REIT	2,977	956
Parkway Life REIT	12,500	42,833
Precinct Properties New Zealand Ltd.(a)	22,735	25,389
Primary Health Properties plc	6,239	14,209
Property for Industry Ltd.	26,512	53,477
Reit 1 Ltd.	28,380	155,590
Retail Estates NV	3,956	320,397
Safestore Holdings plc	6,952	102,070
Sasseur REIT(b)	289,800	203,316
Scentre Group	43,560	83,249
Secure Income REIT plc	14,030	76,856
Segro plc	19,964	337,941
Sekisui House Reit, Inc.	55	48,410
Shaftesbury plc(a)	14,432	118,587
Shopping Centres Australasia Property Group	54,215	98,033
SPH REIT	44,800	30,273
Star Asia Investment Corp.	156	85,853
Starhill Global REIT	549,800	251,736
Stockland	60,536	195,787

Investments	Shares	Value ($)
Summit Industrial Income REIT(a)	12,466	189,434
Sunlight REIT	55,000	33,689
Suntec REIT	3,900	4,205
Tokyu REIT, Inc.	21	39,053
Tritax Big Box REIT plc	47,975	140,475
UK Commercial Property REIT Ltd.	18,880	21,341
Unibail-Rodamco-Westfield*(a)	3,674	305,705
Unibail-Rodamco-Westfield*	880	73,223
Unibail-Rodamco-Westfield, CHDI*	5	21
UNITE Group plc (The)	9,194	147,962
United Urban Investment Corp.	84	123,302
Vicinity Centres(a)	65,692	75,086
Vital Healthcare Property Trust	45,876	101,501
Warehouses De Pauw CVA	4,519	194,411
Waypoint REIT	46,112	89,143
Workspace Group plc	8,954	107,499
WPT Industrial REIT(a)	7,436	140,838

		16,658,296

Food & Staples Retailing - 1.8%
Aeon Co. Ltd.(a)	15,313	416,765
Ain Holdings, Inc.	800	48,692
Alimentation Couche-Tard, Inc.	608	24,825
Alimentation Couche-Tard, Inc., Class B	12,972	522,579
Arcs Co. Ltd.(a)	25,818	522,712
Axfood AB	3,184	86,223
Axial Retailing, Inc.	9,200	317,704
Belc Co. Ltd.	800	39,071
Carrefour SA(a)	11,445	212,529
Cawachi Ltd.	1,000	20,137
Coles Group Ltd.	15,548	199,885
Cosmos Pharmaceutical Corp.	200	33,877
Create SD Holdings Co. Ltd.(a)	2,000	66,879
Daikokutenbussan Co. Ltd.(a)	400	22,998
Dairy Farm International Holdings Ltd.	7,600	28,576
Empire Co. Ltd., Class A	1,666	54,677
Etablissements Franz Colruyt NV	1,044	59,349
Fuji Co. Ltd.(a)	13,800	244,439
George Weston Ltd.	1,629	168,831
GrainCorp Ltd., Class A	10,837	41,661
Heiwado Co. Ltd.(a)	19,600	371,462
ICA Gruppen AB	1,916	94,752
Inageya Co. Ltd.	2,398	31,463
Itochu-Shokuhin Co. Ltd.	400	18,806
J Sainsbury plc	16,852	66,378
Jeronimo Martins SGPS SA	988	20,122
JM Holdings Co. Ltd.(a)	9,200	175,114
Kato Sangyo Co. Ltd.	15,200	460,501
Kesko OYJ, Class A	2,248	87,301
Kesko OYJ, Class B	7,590	325,358
Kobe Bussan Co. Ltd.	3,200	107,444
Koninklijke Ahold Delhaize NV	27,140	843,023
Kusuri no Aoki Holdings Co. Ltd.(a)	600	40,073
Loblaw Cos. Ltd.	2,760	186,601

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
MARR SpA*	1,155	26,817
Matsumotokiyoshi Holdings Co. Ltd.	3,600	159,089
Maxvalu Tokai Co. Ltd.	2,400	54,888
Metcash Ltd.(a)	43,474	128,142
Metro, Inc.(a)	4,738	245,563
Nihon Chouzai Co. Ltd.	1,600	24,944
North West Co., Inc. (The)(a)	23,138	673,928
Olam International Ltd.	35,100	34,216
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,577	298,306
San-A Co. Ltd.	9,200	341,594
Seven & i Holdings Co. Ltd.	18,700	829,445
Sheng Siong Group Ltd.	51,500	59,711
Shufersal Ltd.	3,578	28,820
Sligro Food Group NV*(a)	4,620	133,947
Sonae SGPS SA	314,962	310,924
Sugi Holdings Co. Ltd.	800	58,825
Sundrug Co. Ltd.	1,600	51,754
Tesco plc	262,470	850,276
Total Produce plc(d)	136,206	305,906
Tsuruha Holdings, Inc.(a)	900	105,868
United Super Markets Holdings, Inc.(a)	2,000	19,499
Valor Holdings Co. Ltd.	16,600	350,755
Welcia Holdings Co. Ltd.(a)	3,600	122,187
Wm Morrison Supermarkets plc	64,196	238,846
Woolworths Group Ltd.	20,148	574,027
Zur Rose Group AG*(a)	260	96,679

		12,085,763

Food Products - 3.0%
a2 Milk Co. Ltd. (The)*(a)	34,364	149,183
AAK AB	5,004	119,399
Agrana Beteiligungs AG	6,028	127,949
Ajinomoto Co., Inc.	8,100	205,618
Ariake Japan Co. Ltd.	800	46,214
Associated British Foods plc	2,992	83,490
Austevoll Seafood ASA	8,913	112,385
Bakkafrost P/F	1,281	108,804
Bakkavor Group plc(b)	114,126	200,883
Barry Callebaut AG (Registered)	38	96,268
Bega Cheese Ltd.	8,671	32,888
Bell Food Group AG (Registered)	1,150	354,022
Bonduelle SCA	2,860	71,558
Calbee, Inc.	3,200	73,359
Chocoladefabriken Lindt & Spruengli AG	24	268,785
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	463,423
Costa Group Holdings Ltd.(a)	16,050	37,752
Danone SA	10,672	785,360
DyDo Group Holdings, Inc.(a)	500	24,191
Ebro Foods SA	1,618	32,809
Elders Ltd.(a)	1,508	12,548
Emmi AG (Registered)	41	45,126
First Resources Ltd.	5,100	5,122
Fraser and Neave Ltd.	161,000	171,213
Freedom Foods Group Ltd.*(a)	4,368	1,092

Investments	Shares		Value ($)
Fuji Oil Holdings, Inc.	3,400		76,767
Fujicco Co. Ltd.(a)	2,000		35,007
Fujiya Co. Ltd.	400		8,241
Glanbia plc(a)	7,586		130,345
Golden Agri-Resources Ltd.	213,400		36,247
Grieg Seafood ASA*	12,980		125,174
House Foods Group, Inc.	2,400		74,460
Inghams Group Ltd.(a)	158,700		443,279
Itoham Yonekyu Holdings, Inc.	2,100		13,911
Japfa Ltd.	201,820		114,018
J-Oil Mills, Inc.	4,400		74,128
Kagome Co. Ltd.(a)	900		23,043
Kameda Seika Co. Ltd.	900		37,066
Kernel Holding SA	27,370		378,919
Kerry Group plc, Class A(a)	2,346		347,736
Kikkoman Corp.(a)	4,000		243,462
Kotobuki Spirits Co. Ltd.	1,000		59,681
Leroy Seafood Group ASA	11,649		106,247
Lotus Bakeries NV	13		75,844
Maple Leaf Foods, Inc.	301		5,958
Maruha Nichiro Corp.(a)	18,400		406,728
Megmilk Snow Brand Co. Ltd.	23,000		431,080
Mehadrin Ltd.*	— (e	)	15
MEIJI Holdings Co. Ltd.	1,600		98,843
Morinaga & Co. Ltd.	1,100		34,779
Morinaga Milk Industry Co. Ltd.	1,200		67,134
Mowi ASA	10,442		266,166
Nestle SA (Registered)	50,508		6,397,791
Neto Malinda Trading Ltd.*	2,288		54,812
NH Foods Ltd.	4,600		185,048
Nichirei Corp.	3,500		95,576
Nippn Corp.	33,700		483,008
Nippon Suisan Kaisha Ltd.	105,800		546,593
Nisshin Oillio Group Ltd. (The)	10,300		282,957
Nisshin Seifun Group, Inc.	7,090		114,086
Nissin Foods Holdings Co. Ltd.	1,500		106,606
Norway Royal Salmon ASA	2,678		63,655
Orkla ASA	13,798		125,410
Premier Foods plc	292,836		453,559
Premium Brands Holdings Corp.	1,100		112,419
Riken Vitamin Co. Ltd.(a)	18,800		272,536
S Foods, Inc.(a)	9,200		285,850
S&B Foods, Inc.	4,600		197,831
Sakata Seed Corp.	2,800		91,335
Salmar ASA	52		3,450
Saputo, Inc.	4,455		128,474
Savencia SA	1,716		137,555
Schouw & Co. A/S	6,164		659,351
Showa Sangyo Co. Ltd.(a)	13,800		376,341
Societe LDC SA	1,812		221,313
Strauss Group Ltd.	952		26,450
Suedzucker AG	1,979		29,780
SunOpta, Inc.*	5,588		58,819
Synlait Milk Ltd.*(a)	1,760		4,582
Tassal Group Ltd.(a)	122,728		292,284
Tate & Lyle plc	3,262		33,525
Toyo Suisan Kaisha Ltd.	2,800		106,770
Vilmorin & Cie SA	1,612		108,191
Viscofan SA	825		57,279

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Vitasoy International Holdings Ltd.(a)	16,000	44,884
WH Group Ltd.(b)	154,000	127,620
Wilmar International Ltd.	78,200	251,215
Yakult Honsha Co. Ltd.	1,700	100,064
Yamazaki Baking Co. Ltd.	2,900	39,741

		20,020,479

Gas Utilities - 0.3%
AltaGas Ltd.(a)	6,799	143,839
APA Group	16,324	114,350
Enagas SA(a)	5,500	126,264
Hong Kong & China Gas Co. Ltd.(a)	164,907	268,648
Naturgy Energy Group SA	7,130	184,229
Nippon Gas Co. Ltd.	6,000	94,524
Osaka Gas Co. Ltd.	15,100	282,188
Rubis SCA(a)	2,784	111,649
Saibu Gas Holdings Co. Ltd.	3,600	79,577
Shizuoka Gas Co. Ltd.(a)	27,600	287,694
Snam SpA	23,751	143,749
Superior Plus Corp.(a)	15,180	190,669
Toho Gas Co. Ltd.	2,000	97,130
Tokyo Gas Co. Ltd.	6,800	128,751

		2,253,261

Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	8,188	596,279
Ambu A/S, Class B(a)	3,172	117,315
Ansell Ltd.	52	1,500
Arjo AB, Class B	4,131	52,237
Asahi Intecc Co. Ltd.	3,200	86,247
BioMerieux	825	98,367
Carl Zeiss Meditec AG	715	159,226
Cochlear Ltd.	886	159,779
Coloplast A/S, Class B	1,564	285,978
ConvaTec Group plc(b)	5,396	17,773
CYBERDYNE, Inc.*(a)	4,500	18,041
Demant A/S*	2,922	178,546
DiaSorin SpA	293	59,464
Draegerwerk AG & Co. KGaA	1,496	133,402
Draegerwerk AG & Co. KGaA (Preference)	2,944	270,552
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,702	234,115
Eiken Chemical Co. Ltd.	1,600	33,196
Elekta AB, Class B	6,069	88,593
Fisher & Paykel Healthcare Corp. Ltd.	11,339	249,689
Getinge AB, Class B	3,120	135,655
GN Store Nord A/S	2,064	180,837
Hogy Medical Co. Ltd.(a)	1,200	37,613
Hoya Corp.	7,100	996,588
Japan Lifeline Co. Ltd.	3,000	37,558
Koninklijke Philips NV	15,457	712,811
Mani, Inc.(a)	3,900	82,762
Menicon Co. Ltd.	1,600	116,483
Nagaileben Co. Ltd.	1,500	35,221
Nakanishi, Inc.	5,100	105,578
Nanosonics Ltd.*(a)	16,777	65,483

Investments	Shares	Value ($)
Nihon Kohden Corp.	2,300	69,995
Nipro Corp.	5,200	64,295
Olympus Corp.	23,000	470,583
Paramount Bed Holdings Co. Ltd.	1,600	28,457
PolyNovo Ltd.*(a)	32,604	53,923
Revenio Group OYJ	1,760	142,751
Sartorius AG (Preference)	638	385,684
Siemens Healthineers AG(b)	6,670	440,389
Smith & Nephew plc	16,146	328,198
Sonova Holding AG (Registered)	880	345,572
Straumann Holding AG (Registered)	195	361,470
Sysmex Corp.	2,400	284,064
Terumo Corp.	12,200	470,992
Ypsomed Holding AG (Registered)	81	12,870

		8,806,131

Health Care Providers & Services - 0.7%
AEVIS VICTORIA SA*	7,876	117,753
Alfresa Holdings Corp.	1,100	16,658
Ambea AB(b)	21,007	154,426
Amplifon SpA	3,067	151,584
As One Corp.	700	94,651
BML, Inc.	12,500	429,954
CareTech Holdings plc	53,590	473,131
Chartwell Retirement Residences(a)	5,472	57,466
China Evergrande New Energy Vehicle Group Ltd.*(a)	40,000	64,340
CVS Group plc*	7,176	239,452
EBOS Group Ltd.(a)	2,014	43,604
Fagron	2,504	51,932
Fresenius Medical Care AG & Co. KGaA	2,852	225,032
Fresenius SE & Co. KGaA	8,418	442,405
Galenica AG(b)	132	10,021
Healius Ltd.	27,458	98,291
Korian SA(a)	2,669	101,277
Mediclinic International plc*	22,600	87,541
Medipal Holdings Corp.	700	13,120
NMC Health plc*(d)	2,074	840
Orpea SA(a)	950	120,593
Raffles Medical Group Ltd.	4,124	4,386
Ramsay Health Care Ltd.	2,240	105,607
Ryman Healthcare Ltd.(a)	2,860	26,309
Ship Healthcare Holdings, Inc.	1,800	45,201
Sonic Healthcare Ltd.	9,897	291,137
Summerset Group Holdings Ltd.	11,568	104,153
Suzuken Co. Ltd.	3,380	97,011
Toho Holdings Co. Ltd.(a)	31,800	530,821
Town Health International Medical Group Ltd.*(a)	398,000	28,680
UDG Healthcare plc	10,340	154,976

		4,382,352

Health Care Technology - 0.1%
AGFA-Gevaert NV*	15,224	75,009
CompuGroup Medical SE & Co. KGaA	624	50,057
M3, Inc.	7,000	454,761

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sectra AB, Class B*	1,100	87,702

		667,529

Hotels, Restaurants & Leisure - 1.4%
888 Holdings plc	34,316	177,486
Accor SA*	792	28,043
Arcland Service Holdings Co. Ltd.(a)	1,400	28,829
Aristocrat Leisure Ltd.	9,338	285,813
Atom Corp.(a)	5,800	41,010
Autogrill SpA*(a)	50,824	356,781
Basic-Fit NV*(a)(b)	1,196	55,254
Betsson AB, Class B*	48,116	387,541
Colowide Co. Ltd.(a)	3,500	63,207
Compass Group plc*	31,648	669,267
Corporate Travel Management Ltd.*	3,366	53,739
Create Restaurants Holdings, Inc.*(a)	4,400	37,084
Crown Resorts Ltd.*	11,014	69,705
Domino’s Pizza Enterprises Ltd.	1,460	125,186
Domino’s Pizza Group plc	15,345	89,351
Doutor Nichires Holdings Co. Ltd.	7,100	107,778
Elior Group SA*(b)	19,458	133,248
Entain plc*	12,972	327,617
Evolution AB(b)	2,760	481,038
Flutter Entertainment plc*	1,493	255,322
Flutter Entertainment plc - XDUB*(a)	1,008	172,002
Fuji Kyuko Co. Ltd.	1,000	46,105
Galaxy Entertainment Group Ltd.*	36,000	244,132
Gamesys Group plc	2,860	73,325
Genting Singapore Ltd.	20,800	12,442
Great Canadian Gaming Corp.*	2,860	101,492
Greggs plc*	4,646	177,961
Hiday Hidaka Corp.(a)	2,191	35,016
HIS Co. Ltd.*(a)	23,800	511,564
Ichibanya Co. Ltd.(a)	1,000	44,237
InterContinental Hotels Group plc*	4,738	312,971
J D Wetherspoon plc*	3,795	59,887
Kindred Group plc, SDR	7,392	121,180
Kisoji Co. Ltd.	1,700	36,463
KOMEDA Holdings Co. Ltd.	1,200	22,425
Kyoritsu Maintenance Co. Ltd.(a)	1,600	52,702
La Francaise des Jeux SAEM(b)	3,450	184,504
Mandarin Oriental International Ltd.*	8,000	15,920
McDonald’s Holdings Co. Japan Ltd.(a)	1,100	49,512
Melco International Development Ltd.*(a)	21,000	33,508
MGM China Holdings Ltd.*(a)	32,400	39,191
Miramar Hotel & Investment	44,000	82,098
Mitchells & Butlers plc*	38,104	147,808
MOS Food Services, Inc.(a)	2,100	59,891
NagaCorp Ltd.(a)	90,000	66,129
Ohsho Food Service Corp.	1,504	80,305
Oriental Land Co. Ltd.	3,900	531,253
Pandox AB*	5,720	95,798

Investments	Shares	Value ($)
Playtech plc*	34,730	178,661
Plenus Co. Ltd.	5,400	103,719
PointsBet Holdings Ltd.*(a)(d)	11,968	99,319
Restaurant Brands International, Inc.	4,232	288,563
Restaurant Brands New Zealand Ltd.*(a)	1,154	12,887
Restaurant Group plc (The)*	101,062	161,307
Ringer Hut Co. Ltd.*(a)	1,700	35,084
Round One Corp.(a)	5,100	49,676
Royal Holdings Co. Ltd.*(a)	1,600	28,589
Saizeriya Co. Ltd.	1,800	44,217
Sands China Ltd.*	22,800	77,895
Scandic Hotels Group AB*(a)(b)	29,480	120,159
Shangri-La Asia Ltd.*(a)	32,000	28,413
SJM Holdings Ltd.*(a)	76,000	68,458
SkiStar AB*	2,828	52,885
Skylark Holdings Co. Ltd.*(a)	3,700	49,760
Sodexo SA*	988	84,236
SSP Group plc*	35,420	128,631
Star Entertainment Grp Ltd. (The)*	11,421	28,711
Tabcorp Holdings Ltd.	44,620	162,350
Toridoll Holdings Corp.	3,200	58,868
TUI AG, DI*	2,728	12,862
Webjet Ltd.*(a)	49,174	181,088
Whitbread plc*	5,750	243,513
Wynn Macau Ltd.*	12,800	16,455
Yoshinoya Holdings Co. Ltd.*	4,900	92,955
Zensho Holdings Co. Ltd.(a)	3,600	90,992

		9,683,373

Household Durables - 1.5%
Azorim-Investment Development & Construction Co. Ltd.*	28,798	109,152
Barratt Developments plc	30,314	296,547
Bellway plc	3,846	175,498
Berkeley Group Holdings plc	1,456	98,080
Bonava AB, Class B	33,864	362,684
Breville Group Ltd.(a)	4,514	107,006
Cairn Homes plc*	38,456	49,564
Casio Computer Co. Ltd.	3,600	58,289
Countryside Properties plc*(b)	13,624	99,825
Crest Nicholson Holdings plc*	12,364	71,305
De’ Longhi SpA	2,352	104,030
DFS Furniture plc	110,768	408,887
Dom Development SA	5,796	210,766
Electra Consumer Products 1970 Ltd.	5,110	269,697
Electrolux AB, Series B	7,565	198,531
Fiskars OYJ Abp	574	14,055
Forbo Holding AG (Registered)	24	51,321
Fujitsu General Ltd.	2,100	53,921
Haseko Corp.	3,500	47,071
Husqvarna AB, Class B	10,433	146,114
Iida Group Holdings Co. Ltd.	5,400	129,403
JM AB	1,842	65,082
Kaufman & Broad SA	6,762	299,887
Man Wah Holdings Ltd.(a)	54,400	109,063
Nagawa Co. Ltd.(a)	500	39,909

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Neinor Homes SA(a)(b)	17,020	247,435
Nikon Corp.	1,400	12,922
Nobia AB	55,798	457,520
Open House Co. Ltd.	4,000	201,184
Panasonic Corp.	55,200	656,616
Persimmon plc	7,774	313,881
Pressance Corp.	13,800	200,430
Redrow plc	16,632	148,920
Rinnai Corp.	100	9,221
Sangetsu Corp.	2,256	32,622
SEB SA	616	102,336
Sekisui Chemical Co. Ltd.	8,500	145,604
Sekisui House Ltd.(a)	17,200	338,593
Sharp Corp.	6,200	94,455
Sony Group Corp.	21,700	2,249,089
Sumitomo Forestry Co. Ltd.	7,700	145,090
Tama Home Co. Ltd.	9,200	213,591
Taylor Wimpey plc	91,494	209,385
Token Corp.(a)	3,100	279,353
TomTom NV*(a)	15,532	130,398
Vistry Group plc	10,686	177,173
Zojirushi Corp.	1,300	17,910

		9,959,415

Household Products - 0.3%
Earth Corp.	600	35,371
Essity AB, Class A	616	20,082
Essity AB, Class B	10,028	328,086
Henkel AG & Co. KGaA	1,770	160,878
Henkel AG & Co. KGaA (Preference)	2,392	242,458
Lion Corp.	2,400	41,418
Pigeon Corp.(a)	2,400	68,884
PZ Cussons plc	28,228	98,706
Reckitt Benckiser Group plc	12,006	921,929
Sano-Brunos Enterprises Ltd.	1,408	134,879
Unicharm Corp.	5,400	215,606

		2,268,297

Independent Power and Renewable Electricity Producers - 0.3%
Albioma SA	42	1,680
Boralex, Inc., Class A(a)	2,081	65,463
Brookfield Renewable Corp.(a)	616	26,123
Capital Power Corp.	5,060	171,457
ContourGlobal plc(b)	17,776	48,589
Doral Group Renewable Energy Resources Ltd.*	2,244	9,695
Drax Group plc	175,674	984,321
EDP Renovaveis SA	9,108	213,845
Electric Power Development Co. Ltd.(a)	3,100	45,476
Encavis AG	3,746	68,540
Enlight Renewable Energy Ltd.*	32,188	71,983
ERG SpA	2,090	65,329
Innergex Renewable Energy, Inc.	559	9,740
Meridian Energy Ltd.	28,875	105,200
Northland Power, Inc.	2,116	74,209
Scatec ASA(b)	988	21,242
TransAlta Corp.	24,840	258,877

Investments	Shares	Value ($)
Uniper SE	2,028	79,238

		2,321,007

Industrial Conglomerates - 1.2%
Arad Investment & Industrial Development Ltd.	1,408	149,540
Bonheur ASA	4,576	146,062
CK Hutchison Holdings Ltd.	66,356	484,999
DCC plc	988	82,777
Guoco Group Ltd.	4,000	45,836
Hitachi Ltd.	23,000	1,311,471
Indus Holding AG	7,615	321,012
Investment AB Latour, Class B(a)	3,256	127,302
Italmobiliare SpA	245	9,355
Jardine Matheson Holdings Ltd.	9,200	546,848
Keihan Holdings Co. Ltd.(a)	4,400	120,273
Keppel Corp. Ltd.	13,200	53,517
Lifco AB, Class B	8,142	239,034
Melrose Industries plc	85,054	189,326
Nisshinbo Holdings, Inc.	49,400	412,754
Nolato AB, Class B	7,100	78,888
Noritsu Koki Co. Ltd.(a)	800	16,576
Rheinmetall AG	1,144	109,827
Shun Tak Holdings Ltd.*(a)	1,564,000	452,826
Siemens AG (Registered)	13,662	2,131,649
Smiths Group plc	2,860	61,853
TOKAI Holdings Corp.	62,595	511,026
Toshiba Corp.	9,200	393,986

		7,996,737

Insurance - 3.9%
Admiral Group plc	4,922	232,672
Aegon NV(a)	12,579	53,609
Ageas SA	5,796	306,256
AIA Group Ltd.	214,000	2,563,748
Allianz SE (Registered)	11,199	2,788,753
Alm Brand A/S(a)	8,488	61,635
ASR Nederland NV	3,784	155,477
Assicurazioni Generali SpA	25,760	514,704
AUB Group Ltd.	2,255	38,206
Aviva plc	80,316	432,488
AXA SA	50,600	1,312,832
Baloise Holding AG (Registered)	1,104	174,316
Beazley plc*	5,676	30,967
Clal Insurance Enterprises Holdings Ltd.*	25,162	502,819
Coface SA	13,570	170,568
Conduit Holdings Ltd.*	23,874	168,953
Dai-ichi Life Holdings, Inc.	25,400	465,647
Direct Line Insurance Group plc	48,208	199,536
Fairfax Financial Holdings Ltd.	506	213,020
Gjensidige Forsikring ASA	945	21,639
Great Eastern Holdings Ltd.	2,400	38,301
Great-West Lifeco, Inc.(a)	6,632	199,436
Grupo Catalana Occidente SA	2,102	78,640
Hannover Rueck SE	880	148,073
Harel Insurance Investments & Financial Services Ltd.	8,005	76,311
Helvetia Holding AG (Registered)	1,265	137,764
iA Financial Corp., Inc.	4,278	236,526

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Insurance Australia Group Ltd.	17,160	61,175
Intact Financial Corp.	2,944	400,913
Japan Post Holdings Co. Ltd.*	25,900	219,259
Just Group plc*	347,070	482,549
Lancashire Holdings Ltd.	3,036	26,952
Legal & General Group plc	131,284	477,135
Manulife Financial Corp.	43,286	836,351
Medibank Pvt Ltd.	52,475	127,673
Menora Mivtachim Holdings Ltd.	13,755	272,397
Migdal Insurance & Financial Holdings Ltd.*	90,400	116,323
MS&AD Insurance Group Holdings, Inc.	9,200	283,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,818	1,031,791
nib holdings Ltd.	11,260	59,095
NN Group NV(a)	6,798	338,001
Phoenix Group Holdings plc	30,452	287,651
Phoenix Holdings Ltd. (The)	5,085	48,759
Poste Italiane SpA(b)	12,815	169,740
Power Corp. of Canada	13,533	431,677
Powszechny Zaklad Ubezpieczen SA*	24,058	234,959
Prudential plc	69,966	1,319,566
QBE Insurance Group Ltd.(a)	34,776	278,371
Sabre Insurance Group plc(b)	21,200	68,530
Sampo OYJ, Class A	16,737	806,174
SCOR SE	1,012	28,309
Societa Cattolica Di Assicurazione SpA*(a)	55,235	453,899
Sompo Holdings, Inc.	8,700	359,098
Steadfast Group Ltd.	30,934	100,957
Storebrand ASA	18,744	161,241
Sun Life Financial, Inc.(a)	16,330	850,021
Suncorp Group Ltd.	20,102	170,515
Swiss Life Holding AG (Registered)	736	380,060
Swiss Re AG	6,532	591,145
T&D Holdings, Inc.	8,800	112,095
Tokio Marine Holdings, Inc.	18,400	873,476
Topdanmark A/S	1,650	84,066
Tryg A/S	5,124	126,652
Unipol Gruppo SpA	6,080	32,371
UnipolSai Assicurazioni SpA(a)	27,841	77,384
UNIQA Insurance Group AG	40,848	350,204
Wuestenrot & Wuerttembergische AG	8,096	177,028
Yunfeng Financial Group Ltd.*(a)	692,000	207,479
Zurich Insurance Group AG	3,956	1,596,717

		26,433,989

Interactive Media & Services - 0.2%
Adevinta ASA*	470	9,036
Auto Trader Group plc*(b)	15,928	144,389
carsales.com Ltd.	7,568	121,715
Dip Corp.	1,400	40,756
Kakaku.com, Inc.	1,600	43,400
New Work SE	159	47,795

Investments	Shares	Value ($)
REA Group Ltd.(a)	1,668	198,205
Rightmove plc	18,492	180,538
Scout24 AG(b)	1,879	160,915
SEEK Ltd.	5,653	121,624
Z Holdings Corp.	38,800	193,205

		1,261,578

Internet & Direct Marketing Retail - 0.6%
ASKUL Corp.	1,000	15,025
ASOS plc*	1,370	72,496
Belluna Co. Ltd.	15,600	131,907
boohoo Group plc*	15,511	56,286
Delivery Hero SE*(b)	4,048	605,775
Dustin Group AB(a)(b)	3,680	42,749
HelloFresh SE*	3,574	335,145
Just Eat Takeaway.com NV*(a)(b)	3,634	322,482
Mercari, Inc.*	4,600	239,745
Moneysupermarket.com Group plc	22,168	78,286
Ocado Group plc*	10,810	278,801
Prosus NV*(a)	9,274	823,134
Rakuten Group, Inc.	21,000	230,187
Shop Apotheke Europe NV*(a)(b)	748	112,203
THG plc*(a)	25,576	208,201
Zalando SE*(b)(d)	938	104,287
Zalando SE*(b)	2,990	332,430
zooplus AG*	598	203,514
ZOZO, Inc.	2,800	95,034

		4,287,687

IT Services - 2.1%
AddNode Group AB(a)	4,646	201,681
Adyen NV*(b)	552	1,498,619
Afterpay Ltd.*	4,337	308,143
Alten SA	1,130	179,554
Amadeus IT Group SA*	8,188	536,343
Appen Ltd.	16,514	137,895
Atea ASA*	4,972	94,771
Atos SE	880	42,074
Bechtle AG	673	138,979
Bell System24 Holdings, Inc.	5,600	85,569
CANCOM SE	1,981	124,501
Capgemini SE	2,668	576,587
CGI, Inc.*	4,738	430,741
Computacenter plc	1,092	41,327
Computershare Ltd.	16,595	190,291
Digital Garage, Inc.	1,300	53,658
DTS Corp.(a)	4,000	96,000
Econocom Group SA/NV	76,130	330,858
Edenred	3,408	197,938
FDM Group Holdings plc	3,850	63,378
Formula Systems 1985 Ltd.	829	73,196
Fujitsu Ltd.	3,800	642,797
GMO internet, Inc.	1,200	31,501
Indra Sistemas SA*(a)	49,220	514,780
Infocom Corp.	1,600	37,875
Infomart Corp.	5,300	43,511
Itochu Techno-Solutions Corp.	2,400	73,367
Keywords Studios plc*	1,144	46,635
Matrix IT Ltd.	2,464	68,032
Megaport Ltd.*	7,072	86,447

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mitsubishi Research Institute, Inc.	4,600	167,025
NEC Corp.	7,500	378,588
NEC Networks & System Integration Corp.	2,400	42,358
NET One Systems Co. Ltd.	3,800	129,840
Network International Holdings plc*(b)	22,792	107,996
Nexi SpA*(b)	8,418	180,476
NEXTDC Ltd.*	16,647	156,014
Nihon Unisys Ltd.	2,600	77,941
Nomura Research Institute Ltd.	5,945	190,673
NS Solutions Corp.	800	25,330
NSD Co. Ltd.	5,160	88,108
NTT Data Corp.	10,800	166,404
Nuvei Corp.*(a)(b)	2,392	196,384
Obic Co. Ltd.	1,500	262,688
Otsuka Corp.	3,400	176,273
Relia, Inc.(a)	25,100	306,231
Reply SpA	880	157,256
S&T AG(a)	228	5,791
SCSK Corp.	900	53,959
Shopify, Inc., Class A*	1,978	2,967,753
Softcat plc	364	9,783
Solutions 30 SE*(a)	19,316	161,938
Sopra Steria Group SACA	792	157,402
SUNeVision Holdings Ltd.	90,000	94,734
TietoEVRY OYJ	1,598	53,740
TIS, Inc.	6,100	157,572
Transcosmos, Inc.	2,100	59,317
Tyro Payments Ltd.*(a)	55,200	140,794
Worldline SA*(b)	3,234	302,610

		13,922,026

Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	4,700	302,384
BRP, Inc.	1,664	139,334
Games Workshop Group plc	684	108,129
Heiwa Corp.	2,450	42,682
MIPS AB(b)	1,628	171,994
Mizuno Corp.	9,200	209,819
Sega Sammy Holdings, Inc.	5,300	66,594
Shimano, Inc.	1,700	432,938
Technogym SpA(b)	4,905	63,282
Thule Group AB(b)	2,805	141,618
Tomy Co. Ltd.	41,900	366,506
Universal Entertainment Corp.*(a)	300	6,448
Yamaha Corp.	4,600	252,738
Yonex Co. Ltd.	10,000	61,959

		2,366,425

Life Sciences Tools & Services - 0.3%
Clinigen Group plc	5,270	43,926
Eurofins Scientific SE(a)	2,300	275,025
Evotec SE*	3,180	131,904
Gerresheimer AG	755	78,829
Lonza Group AG (Registered)	1,242	966,411
QIAGEN NV*	4,369	230,639
Sartorius Stedim Biotech	260	148,389
Siegfried Holding AG (Registered)*	165	166,948

Investments	Shares	Value ($)
Tecan Group AG (Registered)	303	174,686

		2,216,757

Machinery - 3.3%
Aalberts NV	1,404	85,441
Aichi Corp.(a)	27,600	197,915
Aida Engineering Ltd.	13,200	121,236
Alfa Laval AB	5,520	230,575
Alstom SA*(a)	4,601	190,737
Amada Co. Ltd.	7,200	73,345
ANDRITZ AG(a)	2,081	114,696
Atlas Copco AB, Class A	9,752	659,646
Atlas Copco AB, Class B	7,268	412,980
ATS Automation Tooling Systems, Inc.*	1,400	42,123
Beijer Alma AB	2,304	56,234
Bobst Group SA (Registered)*	52	4,464
Bodycote plc	11,283	141,578
Bucher Industries AG (Registered)	275	152,929
Bystronic AG	55	75,615
Cargotec OYJ, Class B	684	36,677
CKD Corp.	2,500	49,613
CNH Industrial NV	23,230	387,299
Concentric AB	914	21,033
Construcciones y Auxiliar de Ferrocarriles SA*	720	30,522
Daetwyler Holding AG	352	127,781
Daifuku Co. Ltd.	2,800	249,257
Daiwa Industries Ltd.(a)	1,600	16,605
Danieli & C Officine Meccaniche SpA(a)	2,024	60,001
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	19,669	361,048
DMG Mori AG	1,007	49,854
DMG Mori Co. Ltd.	2,100	32,490
Duerr AG	2,684	128,517
Ebara Corp.	4,000	196,082
Electrolux Professional AB, Class B*	4,532	33,710
Epiroc AB, Class A	10,590	247,393
Epiroc AB, Class B	7,876	158,360
FANUC Corp.	3,100	688,638
Fincantieri SpA*(a)	222,782	190,338
FLSmidth & Co. A/S(a)	5,198	192,494
Fluidra SA	912	36,931
Fuji Corp.	1,000	23,353
Fujitec Co. Ltd.	2,400	52,964
GEA Group AG	4,390	194,640
Georg Fischer AG (Registered)	139	224,842
Glory Ltd.	27,700	591,606
Harmonic Drive Systems, Inc.(a)	1,500	82,551
Hino Motors Ltd.	10,300	89,439
Hitachi Construction Machinery Co. Ltd.	4,400	123,280
Hitachi Zosen Corp.	22,000	157,959
Hoshizaki Corp.	1,200	100,264
IHI Corp.*	2,500	57,312
IMI plc	1,824	44,532
Indutrade AB	6,892	224,925

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Interpump Group SpA	2,231	139,287
Interroll Holding AG (Registered)	34	155,313
Japan Steel Works Ltd. (The)	2,200	53,642
Jungheinrich AG (Preference)	3,174	174,637
Kawasaki Heavy Industries Ltd.*(a)	2,800	58,118
KION Group AG	1,932	205,041
Kitz Corp.(a)	31,900	229,622
Komatsu Ltd.	17,500	451,093
Kone OYJ, Class B	6,624	548,418
Konecranes OYJ	2,273	97,679
Krones AG	926	91,303
Kubota Corp.(a)	18,400	381,831
Kurita Water Industries Ltd.	3,400	164,191
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,500	263,130
Makita Corp.	6,000	309,431
Manitou BF SA	7,200	236,496
Max Co. Ltd.	2,800	48,040
Meidensha Corp.	17,300	373,113
Metso Outotec OYJ	18,810	213,592
MINEBEA MITSUMI, Inc.	9,211	246,326
MISUMI Group, Inc.	2,900	100,410
Mitsubishi Heavy Industries Ltd.	9,200	263,552
Mitsuboshi Belting Ltd.	8,800	146,012
Miura Co. Ltd.	3,300	144,779
Morgan Advanced Materials plc	37,628	201,417
Morita Holdings Corp.	2,600	36,459
Nabtesco Corp.	4,600	172,683
Nachi-Fujikoshi Corp.	8,900	359,649
Neles OYJ	989	15,293
NGK Insulators Ltd.	7,900	125,392
Nikkiso Co. Ltd.(a)	23,400	241,143
Nitta Corp.	12,600	302,056
Norma Group SE	3,772	199,399
NSK Ltd.	18,400	150,721
NTN Corp.*	179,400	456,060
Obara Group, Inc.(a)	4,400	156,556
OC Oerlikon Corp. AG (Registered)	469	5,309
OKUMA Corp.	1,000	49,658
Organo Corp.	900	51,417
OSG Corp.	1,500	27,786
Palfinger AG	2,992	129,499
Pfeiffer Vacuum Technology AG	398	81,270
Rational AG	55	59,728
Rotork plc	23,256	116,596
Sandvik AB	17,020	443,694
Schindler Holding AG	738	238,753
Sembcorp Marine Ltd.*	791,769	67,243
SFS Group AG	593	88,397
Shibaura Machine Co. Ltd.(a)	4,449	105,154
Shima Seiki Manufacturing Ltd.	1,300	21,487
Shinmaywa Industries Ltd.	12,600	109,755
SKF AB, Class A	2,427	64,595
SKF AB, Class B	3,728	99,135
SMC Corp.	1,100	649,476
Spirax-Sarco Engineering plc	1,501	313,246
Stabilus SA	582	46,136
Sumitomo Heavy Industries Ltd.	5,200	142,615
Tadano Ltd.(a)	8,900	90,744

Investments	Shares	Value ($)
Takeuchi Manufacturing Co. Ltd.	4,400	108,807
Takuma Co. Ltd.	4,600	73,432
Techtronic Industries Co. Ltd.	35,000	625,579
Tocalo Co. Ltd.	8,200	102,285
Trelleborg AB, Class B	6,724	166,222
Tsubakimoto Chain Co.	11,400	344,337
Tsugami Corp.	3,400	47,770
Tsukishima Kikai Co. Ltd.	8,800	92,851
Union Tool Co.(a)	500	18,383
Valmet OYJ	4,429	184,500
VAT Group AG(b)	690	270,732
Vesuvius plc	26,680	197,714
Volvo AB, Class A	5,280	128,378
Volvo AB, Class B	31,740	747,932
Wacker Neuson SE	4,928	148,428
Wartsila OYJ Abp	10,560	158,905
Weir Group plc (The)*	3,920	94,179
Yaskawa Electric Corp.	4,600	225,494

		22,071,329

Marine - 0.5%
AP Moller - Maersk A/S, Class A	52	139,017
AP Moller - Maersk A/S, Class B	138	383,119
D/S Norden A/S	13,064	372,995
Dfds A/S*	1,804	99,620
Golden Ocean Group Ltd.	51,474	507,466
Kawasaki Kisen Kaisha Ltd.*	1,300	44,064
Kuehne + Nagel International AG (Registered)	782	263,687
Mitsui OSK Lines Ltd.	4,600	236,811
Nippon Yusen KK	4,600	246,451
Pacific Basin Shipping Ltd.*(a)	2,116,000	942,114
Stolt-Nielsen Ltd.	12,604	172,051
Wallenius Wilhelmsen ASA*	27,148	85,671
Wilh Wilhelmsen Holding ASA, Class A	2,468	49,724

		3,542,790

Media - 1.1%
4imprint Group plc*	4,278	166,839
Ascential plc*(b)	19,337	116,198
Atresmedia Corp. de Medios de Comunicacion SA*	57,730	238,638
Cogeco, Inc.	3,220	239,859
Corus Entertainment, Inc., Class B	98,440	456,577
CyberAgent, Inc.	9,200	164,636
Daily Mail & General Trust plc, Class A	6,037	91,993
Dentsu Group, Inc.(a)	2,100	72,615
Euromoney Institutional Investor plc	4,083	57,790
Future plc	3,420	164,047
Hakuhodo DY Holdings, Inc.	7,400	112,062
Informa plc*	12,188	83,881
IPSOS	17,158	796,544
ITV plc*	33,220	51,822
JCDecaux SA*	968	26,401
Lagardere SA*	4,213	117,601
Mediaset Espana Comunicacion SA*	70,288	417,988

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mediaset SpA	35,332	108,177
Metropole Television SA	8,786	175,863
Nine Entertainment Co. Holdings Ltd.	10,556	21,415
Nippon Television Holdings, Inc.	2,400	26,613
Pearson plc	16,422	198,504
ProSiebenSat.1 Media SE	9,930	188,930
Publicis Groupe SA(a)	4,716	297,619
Quebecor, Inc., Class B	4,781	125,006
RAI Way SpA(b)	8,120	47,951
Reach plc	138,920	742,652
Schibsted ASA, Class A	2,349	124,538
Schibsted ASA, Class B	2,493	115,241
Seven West Media Ltd.*(a)	544,088	187,968
Shaw Communications, Inc., Class B	7,204	210,289
Singapore Press Holdings Ltd.	94,700	131,479
SKY Perfect JSAT Holdings, Inc.	35,200	132,782
Stroeer SE & Co. KGaA	620	49,038
Television Francaise 1	39,698	379,180
TX Group AG*	880	87,874
WPP plc	46,972	607,360
Zenrin Co. Ltd.	2,400	23,617

		7,357,587

Metals & Mining - 5.5%
Acerinox SA	11,176	149,157
Agnico Eagle Mines Ltd.	3,135	202,688
Aichi Steel Corp.	1,700	44,874
Alamos Gold, Inc., Class A(a)	3,943	32,028
Alumina Ltd.(a)	7,644	9,383
Anglo American plc	36,248	1,607,929
Antofagasta plc	7,124	148,028
Aperam SA	2,990	187,205
ArcelorMittal SA	18,354	639,323
Asahi Holdings, Inc.(a)	33,800	666,145
Aura Minerals, Inc.(a)	18,814	247,166
Aurubis AG	1,748	176,808
B2Gold Corp.(a)	13,052	54,682
Barrick Gold Corp.	5,266	114,571
Barrick Gold Corp. - XLON	22,380	484,788
Bekaert SA	2,904	137,811
Bellevue Gold Ltd.*(a)	203,016	148,481
BHP Group Ltd.(a)	50,324	1,978,630
BHP Group plc	52,256	1,688,482
BlueScope Steel Ltd.	14,490	257,645
Boliden AB*	5,796	226,004
Centamin plc	532,680	792,825
Centerra Gold, Inc.	10,411	83,648
Chalice Mining Ltd.*	23,892	127,674
Champion Iron Ltd.*	27,104	151,413
Daido Steel Co. Ltd.(a)	2,000	93,667
Dowa Holdings Co. Ltd.	2,200	84,893
Dundee Precious Metals, Inc.	81,558	493,261
Eldorado Gold Corp.*	82,386	769,512
Endeavour Mining plc	11,333	270,117
Equinox Gold Corp.*(a)	117,208	814,968
Eramet SA*	4,876	389,415
Evolution Mining Ltd.	35,786	109,953

Investments	Shares	Value ($)
Evraz plc	24,605	210,115
Ferrexpo plc	22,440	150,007
First Majestic Silver Corp.(a)	7,676	104,901
First Quantum Minerals Ltd.	13,892	297,348
Fortescue Metals Group Ltd.	42,412	776,568
Fortuna Silver Mines, Inc.*(a)	110,538	525,085
Franco-Nevada Corp.	2,691	430,159
Glencore plc*	250,010	1,124,664
Granges AB	36,616	484,292
Hill & Smith Holdings plc	3,264	73,699
Hitachi Metals Ltd.*	4,740	92,381
Hochschild Mining plc	159,804	342,607
Hudbay Minerals, Inc.	19,756	141,007
IAMGOLD Corp.*	190,854	521,338
IGO Ltd.	19,186	131,296
Iluka Resources Ltd.	6,916	50,480
Ivanhoe Mines Ltd., Class A*(a)	21,170	157,035
Jastrzebska Spolka Weglowa SA*	29,394	265,695
JFE Holdings, Inc.	8,800	106,322
KGHM Polska Miedz SA	5,060	255,763
Kinross Gold Corp.	24,079	157,588
Kirkland Lake Gold Ltd.(a)	9,016	385,311
Kobe Steel Ltd.	7,000	46,433
Kyoei Steel Ltd.	3,900	50,282
Labrador Iron Ore Royalty Corp.(a)	28,474	1,131,570
Lundin Gold, Inc.*(a)	6,342	57,458
Lundin Mining Corp.	8,112	73,884
Lynas Rare Earths Ltd.*	35,816	193,237
MAG Silver Corp.*	4,656	92,385
Mineral Resources Ltd.	3,784	175,258
Mitsubishi Materials Corp.	900	18,648
Mount Gibson Iron Ltd.	218,737	138,273
New Gold, Inc.*	300,058	490,342
Newcrest Mining Ltd.	11,178	217,652
Nippon Light Metal Holdings Co. Ltd.	23,000	401,950
Nippon Steel Corp.	25,115	432,962
Norsk Hydro ASA	43,992	292,687
Northern Star Resources Ltd.	26,530	199,299
Novagold Resources, Inc.*(a)	7,962	62,377
OceanaGold Corp.*	1,000	1,947
OceanaGold Corp.*	264,328	514,533
Osisko Gold Royalties Ltd.	5,548	75,597
Osisko Mining, Inc.*(a)	50,028	127,439
Outokumpu OYJ*	14,960	106,544
OZ Minerals Ltd.	11,040	188,105
Pan American Silver Corp.(a)	4,082	114,545
Perenti Global Ltd.(a)	478,906	320,338
Perseus Mining Ltd.*	586,868	722,557
Petropavlovsk plc*(a)	1,184,914	352,883
Polymetal International plc	5,376	116,827
Pretium Resources, Inc.*	5,096	47,476
Ramelius Resources Ltd.(a)	399,280	500,402
Regis Resources Ltd.	354,798	672,849
Rio Tinto Ltd.	9,982	978,938
Rio Tinto plc	28,060	2,380,197
Salzgitter AG*	18,538	720,582
Sandfire Resources Ltd.(a)	80,592	409,935
Sandstorm Gold Ltd.*	13,772	108,336

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sanyo Special Steel Co. Ltd.*	4,800	79,861
Silver Lake Resources Ltd.*(a)	432,354	487,826
Sims Ltd.	5,980	72,176
South32 Ltd.	69,168	151,001
SSAB AB, Class A*	13,394	76,527
SSR Mining, Inc.	8,601	139,934
St Barbara Ltd.(a)	214,958	279,669
Stelco Holdings, Inc.	16,284	537,430
Sumitomo Metal Mining Co. Ltd.	5,300	213,352
Teck Resources Ltd., Class B	12,880	293,846
Toho Titanium Co. Ltd.	200	2,165
Tokyo Steel Manufacturing Co. Ltd.(a)	36,800	366,826
Torex Gold Resources, Inc.*(a)	27,462	308,641
Turquoise Hill Resources Ltd.*(a)	8,140	135,759
UACJ Corp.	10,000	261,686
voestalpine AG	1,880	82,886
Westgold Resources Ltd.*(a)	165,784	213,863
Wheaton Precious Metals Corp.	6,614	305,335
Yamana Gold, Inc.(a)	24,430	109,395
Yodogawa Steel Works Ltd.	2,900	62,254

		36,881,994

Multiline Retail - 0.5%
B&M European Value Retail SA	25,070	192,754
Canadian Tire Corp. Ltd., Class A(a)	1,304	200,496
Dollarama, Inc.	4,646	218,651
Europris ASA(b)	70,794	476,776
H2O Retailing Corp.	14,415	108,227
Harvey Norman Holdings Ltd.	5,610	23,381
Isetan Mitsukoshi Holdings Ltd.	300	2,015
Izumi Co. Ltd.	1,300	44,241
J Front Retailing Co. Ltd.	300	2,507
Marks & Spencer Group plc*	2,244	4,228
Marui Group Co. Ltd.	5,500	95,667
Next plc*	2,530	277,256
Pan Pacific International Holdings Corp.	12,300	255,862
Ryohin Keikaku Co. Ltd.	6,000	121,312
Seria Co. Ltd.	1,000	35,945
Warehouse Group Ltd. (The)(a)	11,552	27,736
Wesfarmers Ltd.	25,274	1,135,838

		3,222,892

Multi-Utilities - 0.7%
A2A SpA	78,430	166,521
ACEA SpA	1,552	36,181
AGL Energy Ltd.	1,188	6,314
Algonquin Power & Utilities Corp.(a)	8,846	140,873
Atco Ltd., Class I	1,064	38,423
Centrica plc*(a)	35,992	22,754
E.ON SE	64,170	789,234
Engie SA	37,352	498,374
Hera SpA	30,628	130,311
Iren SpA	34,534	105,161
Keppel Infrastructure Trust	170,047	69,069
National Grid plc	61,885	795,112

Investments	Shares	Value ($)
REN - Redes Energeticas Nacionais SGPS SA	179,814	502,141
RWE AG	10,120	360,129
Sembcorp Industries Ltd.	4,000	6,174
Suez SA(a)	10,078	235,066
Telecom Plus plc	4,843	69,085
Veolia Environnement SA	16,790	551,097

		4,522,019

Oil, Gas & Consumable Fuels - 3.8%
Aker BP ASA	4,404	118,987
Ampol Ltd.	6,084	126,335
ARC Resources Ltd.(a)	29,026	219,494
Beach Energy Ltd.(a)	90,532	79,855
BP plc	522,192	2,099,678
BRIGHTOIL*‡(d)	50,147	—
BW LPG Ltd.(b)	38,318	221,411
Cairn Energy plc	23,656	42,001
Cameco Corp.	9,798	174,164
Canadian Natural Resources Ltd.	32,246	1,063,458
Cenovus Energy, Inc.(a)	31,924	266,215
China Aviation Oil Singapore Corp. Ltd.	3,600	2,685
Cosmo Energy Holdings Co. Ltd.	5,000	115,626
Crescent Point Energy Corp.(a)	233,956	854,600
CropEnergies AG	15,594	183,619
Diversified Energy Co. plc(b)	299,368	438,703
DNO ASA*(a)	273,332	259,569
Enbridge, Inc.	33,166	1,306,608
ENEOS Holdings, Inc.	59,850	250,579
Energean plc*	3,432	30,921
Eni SpA	54,924	652,852
Equinor ASA	23,966	467,772
Equital Ltd.*	8,510	226,761
Euronav NV(a)	89,884	780,625
FLEX LNG Ltd.	13,846	187,281
Galp Energia SGPS SA	2,640	25,745
Gaztransport Et Technigaz SA	660	52,906
Gibson Energy, Inc.(a)	7,971	145,966
Hafnia Ltd.	46,860	90,698
Idemitsu Kosan Co. Ltd.	4,282	100,427
Imperial Oil Ltd.(a)	6,900	188,923
Inpex Corp.	15,200	107,335
Inter Pipeline Ltd.(a)	12,394	198,368
Itochu Enex Co. Ltd.	18,500	169,239
Iwatani Corp.	2,197	125,514
Japan Petroleum Exploration Co. Ltd.	15,500	256,615
Keyera Corp.(a)	1,840	49,230
Koninklijke Vopak NV	1,558	65,936
Lundin Energy AB	4,170	130,081
Mitsuuroko Group Holdings Co. Ltd.	1,200	13,711
Neste OYJ	8,004	491,831
New Hope Corp. Ltd.(a)	222,962	326,957
Norwegian Energy Co.*	14,030	229,629
Oil Refineries Ltd.*	562,716	133,586
OMV AG	5,106	275,610
Parex Resources, Inc.*	54,648	897,412

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Parkland Corp.(a)	2,207	70,205
Paz Oil Co. Ltd.*	4,094	494,828
Pembina Pipeline Corp.	11,132	367,752
Polski Koncern Naftowy ORLEN SA	11,822	223,976
PrairieSky Royalty Ltd.	8,096	90,665
Repsol SA	27,600	301,786
Royal Dutch Shell plc, Class A	97,106	1,948,484
Royal Dutch Shell plc, Class B	97,428	1,923,247
San-Ai Oil Co. Ltd.(a)	27,100	335,324
Santos Ltd.	40,112	190,174
Suncor Energy, Inc.	22,494	442,546
TC Energy Corp.	16,790	818,014
TotalEnergies SE	60,628	2,638,461
Tourmaline Oil Corp.(a)	3,328	90,801
Tullow Oil plc*(a)	130,944	81,635
United Energy Group Ltd.(a)	198,000	27,007
Washington H Soul Pattinson & Co. Ltd.(a)	3,009	72,214
Whitecap Resources, Inc.(a)	208,886	955,452
Whitehaven Coal Ltd.*	117,760	192,162
Woodside Petroleum Ltd.	11,362	182,984
Z Energy Ltd.	38,324	78,907

		25,772,142

Paper & Forest Products - 0.6%
Canfor Corp.*(a)	5,940	114,627
Daiken Corp.	6,500	131,125
Daio Paper Corp.	3,745	64,151
Hokuetsu Corp.	59,900	331,838
Holmen AB, Class B	1,540	81,044
Interfor Corp.	26,312	539,371
Metsa Board OYJ	6,595	72,886
Mondi plc	11,684	324,247
Navigator Co. SA (The)(a)	32,252	116,110
Nippon Paper Industries Co. Ltd.(a)	49,700	577,833
Oji Holdings Corp.	26,000	149,012
Stella-Jones, Inc.	3,652	132,436
Stora Enso OYJ, Class R	5,060	100,113
Svenska Cellulosa AB SCA, Class A	3,160	59,571
Svenska Cellulosa AB SCA, Class B	6,688	124,369
Tokushu Tokai Paper Co. Ltd.	4,600	184,838
UPM-Kymmene OYJ	10,672	435,833
West Fraser Timber Co. Ltd.(a)	2,871	205,812

		3,745,216

Personal Products - 1.0%
Beiersdorf AG	1,380	163,886
Blackmores Ltd.(a)	46	2,456
euglena Co. Ltd.*	17,600	152,667
Fancl Corp.	400	12,647
Interparfums SA	719	52,775
Jamieson Wellness, Inc.(a)(b)	5,544	155,304
Kao Corp.	8,000	479,198
Kobayashi Pharmaceutical Co. Ltd.	1,400	111,235
Kose Corp.(a)	700	110,023
L’Occitane International SA	15,500	53,853
L’Oreal SA	4,416	2,020,763

Investments	Shares	Value ($)
Mandom Corp.	2,600	43,827
Milbon Co. Ltd.	1,000	54,852
Noevir Holdings Co. Ltd.	1,900	94,524
Ontex Group NV*(a)	24,886	276,507
Pola Orbis Holdings, Inc.	2,000	47,635
Rohto Pharmaceutical Co. Ltd.	2,000	52,465
Shiseido Co. Ltd.	6,900	458,072
Unilever plc	22,744	1,312,634
Unilever plc	23,440	1,350,566

		7,005,889

Pharmaceuticals - 4.5%
ALK-Abello A/S*	208	102,526
Almirall SA	4,404	69,822
Astellas Pharma, Inc.	31,800	503,874
AstraZeneca plc	27,232	3,130,431
Bausch Health Cos., Inc.*	7,682	224,611
Bayer AG (Registered)	22,862	1,363,350
Canopy Growth Corp.*(a)	6,156	116,527
Chugai Pharmaceutical Co. Ltd.	9,600	351,636
COSMO Pharmaceuticals NV*(a)	413	38,734
Cronos Group, Inc.*(a)	13,640	100,632
Daiichi Sankyo Co. Ltd.	31,500	619,811
Dechra Pharmaceuticals plc	3,220	222,503
Eisai Co. Ltd.	5,700	466,543
Faes Farma SA	16,374	63,880
Financiere de Tubize SA(a)	751	76,230
GlaxoSmithKline plc	119,508	2,355,787
H Lundbeck A/S	484	14,602
Haw Par Corp. Ltd.	3,200	31,643
HEXO Corp.*(a)	8,008	31,754
Hikma Pharmaceuticals plc	2,900	106,687
Hisamitsu Pharmaceutical Co., Inc.(a)	1,900	82,665
Hutchmed China Ltd.*(a)	7,150	59,149
Indivior plc*	63,932	146,665
Ipsen SA	770	82,267
JCR Pharmaceuticals Co. Ltd.	2,400	67,462
Kaken Pharmaceutical Co. Ltd.(a)	1,500	66,082
Kissei Pharmaceutical Co. Ltd.	1,400	28,638
KYORIN Holdings, Inc.	23,000	371,144
Kyowa Kirin Co. Ltd.	4,400	142,524
Merck KGaA	2,622	536,798
Mochida Pharmaceutical Co. Ltd.	900	29,399
Nichi-iko Pharmaceutical Co. Ltd.(a)	50,000	385,421
Nippon Shinyaku Co. Ltd.	2,000	149,795
Novartis AG (Registered)	43,608	4,036,013
Novo Nordisk A/S, Class B	29,946	2,768,844
Ono Pharmaceutical Co. Ltd.	5,000	113,235
Orion OYJ, Class A	1,474	62,748
Orion OYJ, Class B	1,404	59,752
Otsuka Holdings Co. Ltd.	10,500	415,025
Recordati Industria Chimica e Farmaceutica SpA	2,359	145,963
Roche Holding AG	12,328	4,765,657
Roche Holding AG - BR	518	222,335
Sanofi	20,240	2,085,171
Santen Pharmaceutical Co. Ltd.	4,500	60,724

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Seikagaku Corp.	1,800	17,565
Shionogi & Co. Ltd.	4,100	214,881
Sosei Group Corp.*(a)	10,000	150,342
Sumitomo Dainippon Pharma Co. Ltd.	3,600	61,963
Taisho Pharmaceutical Holdings Co. Ltd.(a)	600	33,458
Takeda Pharmaceutical Co. Ltd.	41,417	1,389,498
Teva Pharmaceutical Industries Ltd.*	17,848	175,178
Tilray, Inc.*(a)	10,564	154,184
Torii Pharmaceutical Co. Ltd.	800	18,500
Towa Pharmaceutical Co. Ltd.	10,400	264,383
Tsumura & Co.	900	28,251
UCB SA	4,140	447,720
Vifor Pharma AG	837	117,058
Virbac SA	212	85,598
ZERIA Pharmaceutical Co. Ltd.(a)	1,800	33,983

		30,067,621

Professional Services - 1.4%
Adecco Group AG (Registered)	4,140	247,952
AFRY AB, Class B	4,429	151,029
ALS Ltd.	13,503	126,449
Applus Services SA	61,686	593,590
Benefit One, Inc.(a)	2,000	65,604
Bureau Veritas SA(a)	4,296	141,822
DKSH Holding AG	660	55,783
en-japan, Inc.	1,700	59,016
Experian plc	16,698	735,485
Funai Soken Holdings, Inc.	2,700	61,700
Hays plc*	34,264	70,506
Intertek Group plc	2,484	178,069
Intertrust NV*(b)	37,490	618,822
IPH Ltd.(a)	21,158	125,351
JAC Recruitment Co. Ltd.	1,300	20,705
LifeWorks, Inc.	2,428	69,027
McMillan Shakespeare Ltd.	39,882	370,838
Meitec Corp.	1,500	84,191
Nihon M&A Center, Inc.	4,800	132,957
Nomura Co. Ltd.	6,000	46,469
Outsourcing, Inc.(a)	4,800	91,014
Pagegroup plc*	21,670	185,293
Persol Holdings Co. Ltd.	5,700	114,000
Randstad NV	2,714	196,829
Recruit Holdings Co. Ltd.	29,300	1,502,776
RELX plc	34,040	1,000,504
RWS Holdings plc	17,248	135,851
SGS SA (Registered)	92	297,734
SmartGroup Corp. Ltd.	25,212	133,431
SMS Co. Ltd.	3,200	89,367
Stantec, Inc.(a)	1,027	47,781
Synergie SE	2,552	111,968
TechnoPro Holdings, Inc.	5,700	141,578
Teleperformance	966	407,334
Thomson Reuters Corp.	2,166	229,379
Wolters Kluwer NV	5,566	634,144

		9,274,348

Investments	Shares	Value ($)
Real Estate Management & Development - 2.6%
ADLER Group SA(b)	5,290	128,343
Aedas Homes SA(b)	9,016	272,625
Aeon Mall Co. Ltd.	1,990	30,136
AFI Properties Ltd.*	2,376	113,988
Airport City Ltd.*	1,928	32,977
Allreal Holding AG (Registered)	366	75,680
Alrov Properties and Lodgings Ltd.*	2,196	99,159
Altus Group Ltd.	1,792	84,292
Amot Investments Ltd.	11,168	74,206
Aroundtown SA	8,756	68,589
Atrium Ljungberg AB, Class B	2,912	71,344
Azrieli Group Ltd.	1,016	81,363
Big Shopping Centers Ltd.*	16	2,251
Blue Square Real Estate Ltd.	1,505	115,253
Bukit Sembawang Estates Ltd.*	46,000	186,500
C C Land Holdings Ltd.	1,150,000	276,727
CA Immobilien Anlagen AG	1,760	77,324
CapitaLand Ltd.*	62,731	186,697
Castellum AB(a)	7,038	197,215
Catena AB	1,676	100,707
Cibus Nordic Real Estate AB(a)	6,336	172,758
City Developments Ltd.	600	3,035
CK Asset Holdings Ltd.	46,000	313,427
CLS Holdings plc	14,403	50,964
Colliers International Group, Inc.(a)	1,142	146,442
Corem Property Group AB, Class B	45,056	114,419
Daibiru Corp.	3,300	41,945
Daito Trust Construction Co. Ltd.(a)	1,900	222,287
Daiwa House Industry Co. Ltd.	16,800	512,036
Deutsche EuroShop AG	20,746	492,504
Deutsche Wohnen SE	5,980	373,275
Dios Fastigheter AB	42,596	483,927
Fabege AB	8,276	143,559
Far East Consortium International Ltd.(a)	526,358	208,614
Fastighets AB Balder, Class B*	2,944	203,518
FastPartner AB, Class A(a)	6,642	90,165
FirstService Corp.	676	125,837
Gav-Yam Lands Corp. Ltd.	9,800	92,967
Gazit-Globe Ltd.	24,086	180,195
Goldcrest Co. Ltd.	1,000	14,743
Grand City Properties SA	2,508	66,617
Great Eagle Holdings Ltd.(a)	149,555	468,610
GuocoLand Ltd.	36,400	43,010
Henderson Land Development Co. Ltd.	33,239	148,633
Hiag Immobilien Holding AG	355	40,150
Ho Bee Land Ltd.	82,200	169,366
Hufvudstaden AB, Class A	2,610	47,746
Hulic Co. Ltd.	4,900	55,496
Hysan Development Co. Ltd.	19,000	74,815
Ichigo, Inc.	5,500	16,437
Immobel SA(a)	1,100	93,133
IMMOFINANZ AG(a)	2,253	53,405
Intershop Holding AG	76	52,411
Israel Canada T.R Ltd.*	26,616	113,419

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Isras Investment Co. Ltd.	312	68,904
IWG plc*	18,668	81,395
Jeudan A/S(a)	560	23,300
K Wah International Holdings Ltd.	409,089	184,772
Kerry Properties Ltd.	38,500	113,451
Klovern AB, Class B(d)	28,607	60,512
Kowloon Development Co. Ltd.	188,000	220,146
Kungsleden AB	208	2,809
LEG Immobilien SE	1,196	189,119
Lendlease Corp. Ltd.	14,937	133,620
Mega Or Holdings Ltd.	3,373	109,238
Melisron Ltd.*	944	69,922
Mitsubishi Estate Co. Ltd.	21,200	330,701
Mitsui Fudosan Co. Ltd.	22,700	527,943
Mivne Real Estate KD Ltd.	14,248	42,721
Mobimo Holding AG (Registered)*	232	79,612
New World Development Co. Ltd.	33,590	159,279
Nexity SA(a)	19,274	970,885
Nomura Real Estate Holdings, Inc.	5,800	143,058
NP3 Fastigheter AB	1,584	39,949
OUE Ltd.	41,600	38,402
PATRIZIA AG	3,248	82,807
Property & Building Corp. Ltd.*	480	59,504
PSP Swiss Property AG (Registered)	531	71,890
Real Matters, Inc.*(a)	423	4,327
Relo Group, Inc.	2,270	49,785
S IMMO AG	2,564	61,112
Sagax AB, Class B	3,740	131,446
Samhallsbyggnadsbolaget i Norden AB	33,704	168,949
SAMTY Co. Ltd.	14,100	283,542
Savills plc	10,926	174,392
Sella Capital Real Estate Ltd., REIT	68,932	186,670
Selvaag Bolig ASA	2,860	18,938
Singapore Land Group Ltd.	5,656	11,278
Sino Land Co. Ltd.	31,136	47,678
Sirius Real Estate Ltd.	94,543	156,686
St Modwen Properties plc	1,373	10,671
Starts Corp., Inc.	13,800	359,617
Sumitomo Realty & Development Co. Ltd.	12,200	394,846
Summit Real Estate Holdings Ltd.*	15,268	231,809
Sun Hung Kai Properties Ltd.	32,500	465,469
Swire Pacific Ltd., Class A	3,500	21,731
Swire Properties Ltd.	24,800	70,527
Swiss Prime Site AG (Registered)	1,314	139,983
TAG Immobilien AG	4,270	141,673
Tokyo Tatemono Co. Ltd.	9,600	143,453
Tokyu Fudosan Holdings Corp.	20,000	112,073
Tricon Residential, Inc.	93,978	1,125,463
UOL Group Ltd.	15,599	84,095
Vonovia SE	9,536	635,272
Wallenstam AB, Class B	7,068	118,620
Wharf Real Estate Investment Co. Ltd.(a)	25,000	141,066
Wihlborgs Fastigheter AB	5,830	135,923
Wing Tai Holdings Ltd.	59,200	80,006

Investments	Shares	Value ($)
YH Dimri Construction & Development Ltd.	1,596	103,030
Zensun Enterprises Ltd.(a)	2,760,000	230,852

		17,550,162

Road & Rail - 1.6%
Aurizon Holdings Ltd.	31,840	90,339
Canadian National Railway Co.(a)	12,052	1,308,743
Canadian Pacific Railway Ltd.(a)	17,848	1,324,499
Central Japan Railway Co.	4,000	577,859
ComfortDelGro Corp. Ltd.	18,400	21,334
East Japan Railway Co.(a)	5,300	351,563
Europcar Mobility Group*(b)	913,330	540,755
Firstgroup plc*	557,339	642,389
Fukuyama Transporting Co. Ltd.	1,000	37,312
Hamakyorex Co. Ltd.	7,000	201,230
Hankyu Hanshin Holdings, Inc.	4,600	135,171
Hitachi Transport System Ltd.	2,700	107,631
Keikyu Corp.(a)	1,300	15,351
Keio Corp.(a)	2,800	155,882
Keisei Electric Railway Co. Ltd.	4,500	133,052
Kintetsu Group Holdings Co. Ltd.*	3,900	130,948
Kyushu Railway Co.	2,100	47,166
Maruzen Showa Unyu Co. Ltd.	8,100	254,624
MTR Corp. Ltd.	25,764	152,670
Mullen Group Ltd.(a)	14,344	155,695
Nankai Electric Railway Co. Ltd.(a)	3,000	63,308
National Express Group plc*	58,512	221,278
Nikkon Holdings Co. Ltd.	30,200	660,685
Nippon Express Co. Ltd.	1,600	116,046
Nishi-Nippon Railroad Co. Ltd.	1,000	23,836
Nobina AB(b)	30,636	282,536
Northgate plc	118,266	695,544
Odakyu Electric Railway Co. Ltd.(a)	4,600	109,059
Sankyu, Inc.	2,333	104,161
SBS Transit Ltd.	4,000	8,862
Seibu Holdings, Inc.*	2,600	29,163
Seino Holdings Co. Ltd.	7,500	94,920
Senko Group Holdings Co. Ltd.(a)	63,400	638,910
Sixt SE*	550	76,502
Sixt SE (Preference)	298	24,700
Stef SA	1,320	153,395
TFI International, Inc.	2,622	293,338
Tobu Railway Co. Ltd.	4,000	103,362
Tokyu Corp.	8,900	118,477
Trancom Co. Ltd.	600	46,633
Transport International Holdings Ltd.	110,400	205,991
West Japan Railway Co.	4,600	248,002

		10,702,921

Semiconductors & Semiconductor Equipment - 1.8%
Advantest Corp.	3,100	271,444
AIXTRON SE	8,326	205,160
ams AG*	8,843	169,093
ASM International NV	966	342,385
ASM Pacific Technology Ltd.(a)	5,000	64,340
ASML Holding NV	7,452	5,646,576
BE Semiconductor Industries NV	2,484	217,792

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Dialog Semiconductor plc*	720	55,359
Disco Corp.	700	198,679
Ferrotec Holdings Corp.	18,400	484,016
Infineon Technologies AG	23,644	900,971
Japan Material Co. Ltd.	3,900	46,409
Lasertec Corp.	1,000	186,515
Melexis NV	495	55,146
Mimasu Semiconductor Industry Co. Ltd.	200	4,465
Nordic Semiconductor ASA*	6,670	218,638
Renesas Electronics Corp.*	16,200	174,325
Rohm Co. Ltd.	2,000	193,531
SCREEN Holdings Co. Ltd.	1,800	161,549
Shinko Electric Industries Co. Ltd.	1,400	47,198
Siltronic AG	405	66,082
SOITEC*	782	187,314
STMicroelectronics NV	12,374	506,808
SUMCO Corp.	7,800	178,885
Tokyo Electron Ltd.	2,500	1,023,235
Tower Semiconductor Ltd.*	3,423	93,460
Ulvac, Inc.	1,700	82,250

		11,781,625

Software - 1.3%
Altium Ltd.	1,716	42,760
AVEVA Group plc	4,104	224,131
BlackBerry Ltd.*(a)	8,682	88,326
Blue Prism Group plc*	12,364	145,258
Constellation Software, Inc.	372	595,519
Dassault Systemes SE	11,834	652,804
Descartes Systems Group, Inc. (The)*	832	60,310
Dye & Durham Ltd.	3,388	128,019
Enghouse Systems Ltd.	1,300	58,640
FD Technologies plc*	4,356	141,719
Fuji Soft, Inc.	1,600	80,474
GB Group plc	18,768	227,019
Hilan Ltd.	1,569	80,961
IRESS Ltd.(a)	20,010	206,652
Kinaxis, Inc.*	520	67,423
Lightspeed POS, Inc.*(a)	2,282	195,287
Micro Focus International plc	135,102	754,362
Miroku Jyoho Service Co. Ltd.	1,000	14,314
Nemetschek SE	884	78,031
Nice Ltd.*	1,243	348,666
Open Text Corp.	3,864	200,574
Oracle Corp. Japan	800	59,553
PKSHA Technology, Inc.*(a)	4,400	80,022
Sage Group plc (The)	17,250	168,268
SAP SE	19,228	2,755,220
SimCorp A/S	1,100	152,842
Sinch AB*(b)	7,800	157,648
Software AG	1,320	63,800
Systena Corp.	5,200	95,898
Technology One Ltd.	7,884	54,706
Temenos AG (Registered)	765	121,549
Trend Micro, Inc.	2,500	129,613
Vitec Software Group AB, Class B	4,048	201,127
WiseTech Global Ltd.	4,953	112,097

		8,543,592

Investments	Shares	Value ($)
Specialty Retail - 2.0%
ABC-Mart, Inc.	700	38,396
Adairs Ltd.	80,454	245,422
Adastria Co. Ltd.	13,800	236,518
Alpen Co. Ltd.	200	5,595
Arcland Sakamoto Co. Ltd.(a)	12,700	174,386
Aritzia, Inc.*	2,860	83,829
Autobacs Seven Co. Ltd.	2,100	30,768
Bic Camera, Inc.	4,100	42,177
Bilia AB, Class A	35,420	760,344
CECONOMY AG*	67,482	323,762
Clas Ohlson AB, Class B*	13,508	138,705
DCM Holdings Co. Ltd.	2,400	23,574
Delek Automotive Systems Ltd.	18,048	227,872
Dixons Carphone plc*	429,594	771,694
Dufry AG (Registered)*	1,188	62,959
Dunelm Group plc	2,604	47,971
Eagers Automotive Ltd.(a)	4,180	48,607
EDION Corp.(a)	32,200	331,535
Fast Retailing Co. Ltd.	1,100	740,884
Fenix Outdoor International AG(a)	369	54,723
Fielmann AG	607	45,562
Fnac Darty SA	6,624	459,502
Fox Wizel Ltd.	855	101,433
GrandVision NV*(b)	1,506	50,628
H & M Hennes & Mauritz AB, Class B*	11,960	250,373
Halfords Group plc*	91,724	453,746
Hikari Tsushin, Inc.	600	103,490
Hornbach Baumarkt AG	748	30,157
Hornbach Holding AG & Co. KGaA	3,956	444,709
IDOM, Inc.	20,800	189,332
Industria de Diseno Textil SA	17,848	605,083
JB Hi-Fi Ltd.	2,881	101,733
JD Sports Fashion plc	8,827	110,085
JINS Holdings, Inc.(a)	900	58,633
Joshin Denki Co. Ltd.(a)	9,200	227,171
Joyful Honda Co. Ltd.(a)	34,200	429,720
Kathmandu Holdings Ltd.	278,944	266,724
Kid ASA(b)	8,096	105,933
Kingfisher plc	47,059	241,039
Kohnan Shoji Co. Ltd.	13,800	558,916
Kojima Co. Ltd.(a)	13,200	82,628
Komeri Co. Ltd.	13,800	333,338
K’s Holdings Corp.	6,100	71,755
Leon’s Furniture Ltd.	12,666	235,290
Luk Fook Holdings International Ltd.	108,672	347,501
Mekonomen AB*	16,790	268,707
Nafco Co. Ltd.(a)	4,400	75,131
Nick Scali Ltd.	16,192	146,037
Nishimatsuya Chain Co. Ltd.(a)	1,300	15,825
Nitori Holdings Co. Ltd.	1,600	303,308
Nojima Corp.	18,400	475,969
PAL GROUP Holdings Co. Ltd.	8,800	139,597

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pets at Home Group plc	11,308	73,579
Premier Investments Ltd.	5,764	113,716
Sanrio Co. Ltd.(a)	8,800	149,299
Super Retail Group Ltd.(a)	5,324	51,774
T-Gaia Corp.	10,200	183,182
United Arrows Ltd.*	4,400	75,852
USS Co. Ltd.	1,000	17,294
Vivo Energy plc(b)	161,230	235,374
Watches of Switzerland Group plc*(c)	10,868	152,010
WH Smith plc*	3,950	89,243
Yamada Holdings Co. Ltd.(a)	40,200	189,004
Yellow Hat Ltd.	18,600	356,408

		13,405,511

Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	7,600	153,385
Canon, Inc.(a)	17,400	395,801
Eizo Corp.	10,500	440,570
Elecom Co. Ltd.	1,600	28,064
FUJIFILM Holdings Corp.	6,900	492,336
Konica Minolta, Inc.	1,300	6,633
Logitech International SA (Registered)	3,249	355,121
Maxell Holdings Ltd.*	27,600	321,392
MCJ Co. Ltd.	32,200	362,635
Quadient SA	15,410	452,078
Ricoh Co. Ltd.	17,200	186,653
Riso Kagaku Corp.	1,700	27,990
Seiko Epson Corp.	8,300	141,875
Toshiba TEC Corp.	1,100	44,100

		3,408,633

Textiles, Apparel & Luxury Goods - 2.0%
adidas AG	3,174	1,152,078
Asics Corp.	5,200	114,092
Brunello Cucinelli SpA*(a)	1,368	84,840
Burberry Group plc	8,050	231,009
Canada Goose Holdings, Inc.*(a)	6,118	259,550
Chow Sang Sang Holdings International Ltd.	158,000	264,309
Cie Financiere Richemont SA (Registered)	9,292	1,189,310
Coats Group plc	98,856	96,349
Crystal International Group Ltd.(b)	369,500	148,823
Delta Galil Industries Ltd.	4,836	205,778
Descente Ltd.*	2,400	64,948
EssilorLuxottica SA - IM	2,578	487,957
EssilorLuxottica SA - MO	3,598	679,058
Gildan Activewear, Inc.	2,703	93,128
Goldwin, Inc.(a)	1,900	118,241
Gunze Ltd.(a)	5,300	228,419
Hermes International	553	845,258
HUGO BOSS AG	1,980	118,662
Japan Wool Textile Co. Ltd. (The)(a)	25,400	227,269
Kering SA	1,288	1,154,952
LVMH Moet Hennessy Louis Vuitton SE	4,692	3,749,427
Moncler SpA	3,199	220,016

Investments	Shares	Value ($)
Pacific Textiles Holdings Ltd.	322,000	174,442
Pandora A/S	1,932	250,089
Puma SE	1,840	225,824
Samsonite International SA*(a)(b)	123,000	228,552
Seiko Holdings Corp.(a)	4,700	97,640
Seiren Co. Ltd.(a)	26,600	537,575
Stella International Holdings Ltd.*(a)	110,500	141,054
Swatch Group AG (The)	364	121,574
Swatch Group AG (The) (Registered)	8	519
Tod’s SpA*	245	15,383
Wacoal Holdings Corp.	1,500	33,936

		13,560,061

Thrifts & Mortgage Finance - 0.6%
Aareal Bank AG	18,400	464,302
Aruhi Corp.(a)	18,400	231,865
Deutsche Pfandbriefbank AG(b)	45,264	499,169
Equitable Group, Inc.	4,738	569,312
Genworth Mortgage Insurance Australia Ltd.*	213,532	320,192
Home Capital Group, Inc.*(a)	23,644	735,827
OSB Group plc	24,610	165,608
Paragon Banking Group plc	105,938	813,782
Resimac Group Ltd.	81,400	138,214

		3,938,271

Tobacco - 0.5%
British American Tobacco plc	54,280	2,022,925
Imperial Brands plc	19,136	410,261
Japan Tobacco, Inc.	23,000	448,474
Scandinavian Tobacco Group A/S(a)(b)	21,069	431,597
Swedish Match AB	34,500	309,069

		3,622,326

Trading Companies & Distributors - 1.8%
AddTech AB, Class B	2,196	45,686
Ashtead Group plc	6,716	502,923
Beijer Ref AB	2,340	49,443
Brenntag SE	2,305	230,141
Bunzl plc	6,256	231,889
Electrocomponents plc	2,548	36,028
Ferguson plc	3,726	522,707
Finning International, Inc.	4,111	106,237
Grafton Group plc	9,724	173,729
Hanwa Co. Ltd.	18,400	539,845
Howden Joinery Group plc	16,698	208,295
IMCD NV	1,420	245,840
Inaba Denki Sangyo Co. Ltd.	20,000	485,649
Inabata & Co. Ltd.(a)	13,400	207,563
ITOCHU Corp.(a)	33,300	980,643
Japan Pulp & Paper Co. Ltd.	6,100	204,260
Kanamoto Co. Ltd.	14,923	346,730
Kanematsu Corp.	32,200	443,025
Kloeckner & Co. SE*	31,602	480,038
Marubeni Corp.	49,000	413,386
Mitsubishi Corp.	32,200	898,373
Mitsui & Co. Ltd.	37,600	856,321
MonotaRO Co. Ltd.	5,600	128,379

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Nagase & Co. Ltd.	4,900	74,516
Nippon Steel Trading Corp.	5,200	221,740
Nishio Rent All Co. Ltd.	5,700	155,134
Reece Ltd.	5,999	103,669
Rexel SA*	4,641	97,849
Richelieu Hardware Ltd.	1,340	46,704
Russel Metals, Inc.(a)	22,678	639,457
Seven Group Holdings Ltd.(a)	104	1,777
Sojitz Corp.	34,500	104,993
Sumitomo Corp.	25,200	340,516
Theme International Holdings Ltd.*	1,320,000	244,595
Toromont Industries Ltd.	2,466	208,267
Toyota Tsusho Corp.	5,500	257,585
Travis Perkins plc*	8,053	190,620
Wakita & Co. Ltd.(a)	27,600	257,013
Yamazen Corp.(a)	34,400	322,529
Yuasa Trading Co. Ltd.	9,200	261,540

		11,865,634

Transportation Infrastructure - 0.4%
Aena SME SA*(b)	1,150	183,005
Aeroports de Paris*(a)	555	67,260
Atlantia SpA*	3,344	60,669
Atlas Arteria Ltd.(a)	25,621	118,081
Auckland International Airport Ltd.*(a)	22,876	115,596
Enav SpA*(b)	12,657	58,534
Flughafen Zurich AG (Registered)*(a)	320	51,409
Fraport AG Frankfurt Airport Services Worldwide*	890	58,573
Getlink SE	8,876	142,142
Hamburger Hafen und Logistik AG	1,220	28,934
Kamigumi Co. Ltd.	800	16,780
Port of Tauranga Ltd.(a)	5,225	26,038
Qube Holdings Ltd.	55,759	119,678
SATS Ltd.*	19,000	56,266
Sumitomo Warehouse Co. Ltd. (The)	27,600	400,357
Sydney Airport*	7,964	45,719
Transurban Group	47,334	497,538
Westshore Terminals Investment Corp.(a)	17,204	296,851

		2,343,430

Water Utilities - 0.1%
Pennon Group plc	2,970	52,773
Severn Trent plc	5,520	214,893
United Utilities Group plc	11,730	174,993

		442,659

Wireless Telecommunication Services - 0.8%
Airtel Africa plc(b)	34,804	43,188
Cellcom Israel Ltd.*	10,252	38,889
Freenet AG	2,198	52,649
KDDI Corp.	43,200	1,311,548
Okinawa Cellular Telephone Co.	4,600	218,369
Orange Belgium SA	1,188	28,456
Rogers Communications, Inc., Class B	7,130	363,711
Softbank Corp.	36,900	480,625

Investments	Shares	Value ($)
SoftBank Group Corp.	23,582	1,469,067
Tele2 AB, Class B	11,754	172,743
Vodafone Group plc	610,880	986,760

		5,166,005

TOTAL COMMON STOCKS (COST $517,215,437)		660,327,613

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.0%(f)

Independent Power and Renewable Electricity Producers - 0.0%(f)
Renewables Infrastructure Group Ltd. (The) (Cost $88,261)	58,642	107,297

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE BONDS - 0.0%(f)

Airlines - 0.0%(f)
Singapore Airlines Ltd. Zero Coupon, 6/8/2030 (Cost $44,887) SGD	60,005	42,319

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(f)

Textiles, Apparel & Luxury Goods - 0.0%(f)
Cie Financiere Richemont SA, expiring 11/22/2023, price 67.00 CHF* (Cost $–)	16,100	11,725

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 1.7%

REPURCHASE AGREEMENTS - 1.7%
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $4,700,024, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 1.63%, maturing 8/15/2022 - 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% - 1.25%, maturing 4/20/2026 - 2/14/2031; total market value $4,781,006	4,700,000	4,700,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $6,753,412, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $6,866,353	6,753,384	6,753,384

		11,453,384

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $11,453,384)		11,453,384

Total Investments - 100.0% (Cost $528,801,969)		671,942,338
Liabilities in excess of other assets - 0.0%		(206,846)

Net Assets - 100.0%		671,735,492

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $61,627,984, collateralized in the form of cash with a value of $11,453,384 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $21,065,028 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $34,566,551 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 25, 2021 – June 30, 2120; a total value of $67,084,963.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $602,824, which represents approximately 0.09% of net assets of the Fund.

(e)	Amount represents less than one share.
(f)	Represents less than 0.05% of net assets.
(g)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $11,453,384.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	Swiss Franc
CVA	Dutch Certification
DI	Depositary Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	78	09/17/2021	EUR	$3,781,089	$(24,802)
FTSE 100 Index	26	09/17/2021	GBP	2,518,327	(40,235)
Nikkei 225 Index	20	09/09/2021	JPY	2,495,217	(139,174)
S&P/TSX 60 Index	8	09/16/2021	CAD	1,553,923	32,833
SPI 200 Index	7	09/16/2021	AUD	939,026	15,765

					$(155,613)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
JPY	100,800,000	Toronto-Dominion Bank (The)	USD	915,012	09/15/2021	$3,751
USD	514,468	Morgan Stanley	CHF	460,788	09/15/2021	5,464
USD	436,499	Citibank NA	DKK	2,668,253	09/15/2021	10,800
USD	220,056	Citibank NA	HKD	1,707,402	09/15/2021	326
USD	512,071	Morgan Stanley	NZD	711,055	09/15/2021	15,876
USD	223,418	Citibank NA	SGD	296,100	09/15/2021	4,762
ILS	796,970	Goldman Sachs & Co.	USD	246,059	09/17/2021	1,021

Total unrealized appreciation						$42,000

AUD	568,763	Citibank NA	USD	440,943	09/15/2021	$(22,778)
CAD	1,644,150	Toronto-Dominion Bank (The)	USD	1,334,857	09/15/2021	(17,854)
EUR	1,317,687	JPMorgan Chase Bank	USD	1,607,578	09/15/2021	(43,701)
GBP	763,203	Citibank NA	USD	1,079,820	09/15/2021	(18,588)
HKD	8,760,000	Citibank NA	USD	1,128,589	09/15/2021	(1,239)
JPY	59,950,889	JPMorgan Chase Bank	USD	547,176	09/15/2021	(741)
NOK	1,450,557	Bank of New York	USD	174,623	09/15/2021	(10,418)
SEK	554,576	Citibank NA	USD	67,136	09/15/2021	(2,659)
USD	766,166	Citibank NA	ILS	2,510,000	09/17/2021	(11,996)

Total unrealized depreciation						$(129,974)

Net unrealized depreciation						$(87,974)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	5.6%
Austria	0.4
Belgium	1.4
Burkina Faso	0.0 †
Canada	10.3
Denmark	1.8
Finland	0.9
France	7.2
Germany	6.3
Hong Kong	2.7
Ireland	0.4
Israel	1.2
Italy	2.5
Japan	25.8
Netherlands	3.0
New Zealand	0.4
Norway	1.2
Poland	0.6
Portugal	0.4
Singapore	1.2
Spain	2.2
Sweden	3.7
Switzerland	5.9
United Kingdom	13.2
Other[1]	1.7

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Aerospace & Defense - 0.2%
AECC Aviation Power Co. Ltd., Class A	4,700	39,929
Aselsan Elektronik Sanayi ve Ticaret A/S	24,132	44,441
AVIC Electromechanical Systems Co. Ltd., Class A	21,200	32,508
AviChina Industry & Technology Co. Ltd., Class H(a)	41,000	30,706
Bharat Electronics Ltd.	17,280	42,878
Hanwha Aerospace Co. Ltd.	899	40,485
Hindustan Aeronautics Ltd.(b)	2,256	33,844
Korea Aerospace Industries Ltd.	1,608	45,294
LIG Nex1 Co. Ltd.	5,890	219,163
United Aircraft Corp. PJSC*^	25,155,036	247,602

		776,850

Air Freight & Logistics - 0.5%
Agility Public Warehousing Co. KSC	46,168	151,537
Aramex PJSC	284,133	274,607
Hanjin Transportation Co. Ltd.	4,823	171,074
Hyundai Glovis Co. Ltd.	742	125,467
Imperial Logistics Ltd.	89,093	372,115
Kerry TJ Logistics Co. Ltd.*	4,000	7,867
SF Holding Co. Ltd., Class A	5,300	48,524
Sinotrans Ltd., Class A	23,500	16,925
Sinotrans Ltd., Class H	83,000	30,653
YTO Express Group Co. Ltd., Class A	4,700	6,574
ZTO Express Cayman, Inc., ADR	12,243	331,296

		1,536,639

Airlines - 0.3%
Aeroflot PJSC*	71,349	65,820
Air Arabia PJSC*	136,316	50,472
AirAsia Group Bhd.*	174,900	33,985
Asiana Airlines, Inc.*	18,786	295,611
Azul SA (Preference)*	11,300	85,402
China Airlines Ltd.*	84,000	51,815
China Eastern Airlines Corp. Ltd., Class A	14,300	9,768
China Southern Airlines Co. Ltd., Class A*	14,100	11,684
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	37,100	82,197
Eva Airways Corp.	74,798	48,813
Gol Linhas Aereas Inteligentes SA (Preference)*	10,600	42,424
Hanjin Kal Corp.*	273	15,427
InterGlobe Aviation Ltd.*(b)	2,027	44,872
Jeju Air Co. Ltd.*	1,590	31,102
Korean Air Lines Co. Ltd.*	3,611	93,866
Pegasus Hava Tasimaciligi A/S*	2,391	20,057

Investments	Shares	Value ($)
Turk Hava Yollari AO*	16,292	24,626

		1,007,941

Auto Components - 1.2%
Apollo Tyres Ltd.	164,459	493,830
Balkrishna Industries Ltd.	938	29,922
Bharat Forge Ltd.	6,239	64,696
Bosch Ltd.	208	41,838
Cayman Engley Industrial Co. Ltd.	28,000	86,208
Cheng Shin Rubber Industry Co. Ltd.*	53,000	81,684
Endurance Technologies Ltd.*(b)	1,456	33,888
Exide Industries Ltd.	27,300	65,540
Fuyao Glass Industry Group Co. Ltd., Class A	4,800	35,909
Fuyao Glass Industry Group Co. Ltd., Class H(b)	8,400	53,397
Hankook & Co. Co Ltd.	907	14,154
Hankook Tire & Technology Co. Ltd.	2,692	113,156
Hanon Systems	3,877	52,581
Hota Industrial Manufacturing Co. Ltd.*	16,134	56,136
Huayu Automotive Systems Co. Ltd., Class A	9,400	28,114
Hyundai Mobis Co. Ltd.	2,226	515,739
Hyundai Wia Corp.	583	49,671
Kumho Tire Co., Inc.*	57,718	336,197
Mando Corp.*	1,113	59,508
Minda Industries Ltd.	6,042	60,473
Minth Group Ltd.	12,000	50,649
Motherson Sumi Systems Ltd.*	27,268	85,873
MRF Ltd.	38	40,805
Nan Kang Rubber Tire Co. Ltd.	14,000	19,900
Nexen Tire Corp.	18,247	147,055
Nexteer Automotive Group Ltd.	28,000	34,878
Ningbo Joyson Electronic Corp., Class A	4,700	18,425
S&T Motiv Co. Ltd.	4,240	226,330
Shandong Linglong Tyre Co. Ltd., Class A	5,300	30,694
Sri Trang Agro-Industry PCL, NVDR	28,200	32,389
Sundram Fasteners Ltd.	3,224	33,085
Tianneng Power International Ltd.(a)	366,000	700,803
Tong Yang Industry Co. Ltd.	212,000	276,324
Tube Investments of India Ltd.	1,200	18,051
Weifu High-Technology Group Co. Ltd., Class A	4,700	14,705

		4,002,607

Automobiles - 2.5%
Astra International Tbk. PT	720,800	235,241
BAIC Motor Corp. Ltd., Class H(b)	798,000	284,443
Bajaj Auto Ltd.	1,243	63,968

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Brilliance China Automotive Holdings Ltd.*(c)	96,000	66,912
BYD Co. Ltd., Class A	2,400	98,401
BYD Co. Ltd., Class H(a)	15,000	461,319
China Motor Corp.	5,400	12,822
Chongqing Changan Automobile Co. Ltd., Class A	13,160	37,505
Chongqing Changan Automobile Co. Ltd., Class B	44,520	29,618
Dongfeng Motor Group Co. Ltd., Class H	1,210,000	1,071,237
DRB-Hicom Bhd.	444,200	175,785
Eicher Motors Ltd.*	2,670	90,785
Ford Otomotiv Sanayi A/S	3,254	66,765
Geely Automobile Holdings Ltd.	106,000	353,961
Great Wall Motor Co. Ltd., Class A	4,700	44,195
Great Wall Motor Co. Ltd., Class H(a)	53,000	254,729
Guangzhou Automobile Group Co. Ltd., Class H	106,000	91,662
Hero MotoCorp Ltd.	2,173	80,691
Hyundai Motor Co.	4,770	904,030
Hyundai Motor Co. (2nd Preference)	1,219	110,216
Hyundai Motor Co. (3rd Preference)	54	4,638
Hyundai Motor Co. (Preference)	848	78,146
Kia Corp.	9,010	654,845
Li Auto, Inc., ADR*(a)	3,233	107,950
Mahindra & Mahindra Ltd.	16,748	167,244
Maruti Suzuki India Ltd.	2,385	223,635
NIO, Inc., ADR*(a)	26,500	1,184,020
Niu Technologies, ADR*	1,465	37,504
Oriental Holdings Bhd.	30,500	36,716
SAIC Motor Corp. Ltd., Class A	26,500	75,277
Sanyang Motor Co. Ltd.*	318,000	326,927
Tata Motors Ltd.*	67,522	266,722
Tata Motors Ltd., Class A*	14,002	26,295
Tofas Turk Otomobil Fabrikasi A/S	6,639	25,840
TVS Motor Co. Ltd.	3,564	27,745
UMW Holdings Bhd.	129,200	88,481
XPeng, Inc., ADR*(a)	3,021	122,441
Yadea Group Holdings Ltd.(b)	16,000	27,465
Yulon Motor Co. Ltd.	26,986	38,503

		8,054,679

Banks - 12.3%
Absa Group Ltd.*	26,011	242,583
Abu Dhabi Commercial Bank PJSC	105,298	201,242
Abu Dhabi Islamic Bank PJSC	19,571	29,465
AFFIN Bank Bhd.	205,627	81,374
Agricultural Bank of China Ltd., Class A	425,100	192,919
Agricultural Bank of China Ltd., Class H	901,000	300,287
Akbank TAS	22,667	14,157
Akbank TAS, ADR(a)	20,016	25,420
Al Khalij Commercial Bank PQSC	890,848	534,607
Al Rajhi Bank	24,274	718,434

Investments	Shares	Value ($)
Alinma Bank	20,140	116,531
Alliance Bank Malaysia Bhd.	558,300	316,194
Alpha Services and Holdings SA*(a)	38,920	50,328
AMMB Holdings Bhd.*	79,500	53,691
AU Small Finance Bank Ltd.*(b)	2,288	37,501
Axis Bank Ltd.*	44,414	423,101
Banco Bradesco SA*	52,476	210,532
Banco Bradesco SA (Preference)*	159,220	750,148
Banco de Bogota SA	4,558	80,532
Banco de Chile	1,485,272	136,019
Banco de Credito e Inversiones SA	1,590	65,577
Banco del Bajio SA(b)	368,000	660,415
Banco do Brasil SA	47,700	293,126
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	96,400	231,116
Banco Inter SA*	7,200	99,290
Banco Pan SA (Preference)	10,600	42,362
Banco Santander Chile	2,045,959	100,962
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)	11,800	14,011
Bancolombia SA	10,998	77,111
Bancolombia SA (Preference)	17,464	125,610
Bandhan Bank Ltd.(b)	13,866	54,270
Bangkok Bank PCL, NVDR	21,200	66,114
Bank Al Habib Ltd.	503,500	216,644
Bank AlBilad*	8,427	82,463
Bank Al-Jazira*	6,066	31,346
Bank Central Asia Tbk. PT	221,500	457,167
Bank Jago Tbk. PT*	79,500	98,671
Bank Mandiri Persero Tbk. PT	609,500	240,218
Bank Negara Indonesia Persero Tbk. PT	302,100	99,847
Bank of Ayudhya PCL, NVDR	63,600	54,665
Bank of Baroda*	41,116	44,368
Bank of Beijing Co. Ltd., Class A	74,200	49,303
Bank of Changsha Co. Ltd., Class A	9,400	11,415
Bank of Chengdu Co. Ltd., Class A	18,800	31,477
Bank of China Ltd., Class A	217,300	100,635
Bank of China Ltd., Class H	2,544,000	883,879
Bank of Communications Co. Ltd., Class A	127,200	84,323
Bank of Communications Co. Ltd., Class H	690,000	399,552
Bank of Hangzhou Co. Ltd., Class A	18,800	35,234
Bank of India*	5,936	5,935
Bank of Jiangsu Co. Ltd., Class A	53,880	52,242
Bank of Nanjing Co. Ltd., Class A	42,400	57,332
Bank of Ningbo Co. Ltd., Class A	15,900	79,792
Bank of Qingdao Co. Ltd., Class H(b)	53,000	29,940
Bank of Shanghai Co. Ltd., Class A	47,700	52,825
Bank of the Philippine Islands	59,360	95,598
Bank of Zhengzhou Co. Ltd., Class A*	51,700	27,626

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bank of Zhengzhou Co. Ltd., Class H*(b)	106,000	24,552
Bank Pan Indonesia Tbk. PT*	1,833,800	92,562
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	2,432,700	206,054
Bank Rakyat Indonesia Persero Tbk. PT	1,783,000	457,385
Bank Tabungan Negara Persero Tbk. PT*	2,263,100	205,772
Banque Saudi Fransi	18,868	185,893
BDO Unibank, Inc.	56,180	114,642
BIMB Holdings Bhd.	15,880	14,111
BNK Financial Group, Inc.	5,936	39,995
BOC Hong Kong Holdings Ltd.	132,500	426,253
Boubyan Bank KSCP*	10,735	28,589
Burgan Bank SAK	28,576	21,403
Canara Bank*	2,332	4,801
Capitec Bank Holdings Ltd.	1,824	202,833
Chang Hwa Commercial Bank Ltd.	120,517	71,323
China Bohai Bank Co. Ltd., Class H(a)(b)	132,500	51,662
China CITIC Bank Corp. Ltd., Class H	371,000	166,137
China Construction Bank Corp., Class A	28,200	25,159
China Construction Bank Corp., Class H	3,286,000	2,291,811
China Everbright Bank Co. Ltd., Class A	127,200	65,016
China Everbright Bank Co. Ltd., Class H	53,000	18,073
China Merchants Bank Co. Ltd., Class A	53,000	381,720
China Merchants Bank Co. Ltd., Class H	125,500	956,043
China Minsheng Banking Corp. Ltd., Class A	121,900	75,146
China Minsheng Banking Corp. Ltd., Class H(a)	212,000	86,205
China Zheshang Bank Co. Ltd., Class A	47,000	26,353
China Zheshang Bank Co. Ltd., Class H	53,000	23,052
Chong Hing Bank Ltd.(a)	95,000	250,605
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	11,007
Chongqing Rural Commercial Bank Co. Ltd., Class H	94,000	35,078
CIMB Group Holdings Bhd.	238,948	251,971
City Union Bank Ltd.	9,675	19,535
Commercial Bank PSQC (The)	75,925	114,690
Commercial International Bank Egypt SAE*	55,840	203,022
Credicorp Ltd.*	2,014	203,333
Credit Agricole Egypt SAE*	63,761	96,667
Credit Bank of Moscow PJSC*	5,563,790	498,358
CTBC Financial Holding Co. Ltd.*	636,000	519,671
DGB Financial Group, Inc.	2,525	20,744
Doha Bank QPSC	41,736	33,815

Investments	Shares	Value ($)
Dubai Islamic Bank PJSC	79,500	104,538
E.Sun Financial Holding Co. Ltd.*	265,645	251,729
Emirates NBD Bank PJSC	48,366	176,444
EnTie Commercial Bank Co. Ltd.*	424,000	251,686
Eurobank Ergasias Services and Holdings SA*(a)	106,636	100,527
Far Eastern International Bank	57,000	21,911
Federal Bank Ltd.	751,419	883,042
First Abu Dhabi Bank PJSC	141,351	638,035
First Financial Holding Co. Ltd.	379,473	308,708
Grupo Aval Acciones y Valores SA (Preference)	162,021	42,925
Grupo Elektra SAB de CV	1,325	107,667
Grupo Financiero Banorte SAB de CV, Class O	79,500	516,603
Grupo Financiero Inbursa SAB de CV, Class O*	68,900	66,889
Gulf Bank KSCP	45,315	36,204
Habib Bank Ltd.	32,200	25,100
Hana Financial Group, Inc.	9,434	356,364
Hong Leong Bank Bhd.	26,500	113,033
Hong Leong Financial Group Bhd.	5,000	20,427
Hua Nan Financial Holdings Co. Ltd.	163,166	112,609
Huaxia Bank Co. Ltd., Class A	47,000	39,893
Huishang Bank Corp. Ltd., Class H*(a)	469,000	154,499
ICICI Bank Ltd.	99,852	915,796
IDFC First Bank Ltd.*	42,452	29,665
Indian Bank	123,649	230,964
Industrial & Commercial Bank of China Ltd., Class A	275,600	195,933
Industrial & Commercial Bank of China Ltd., Class H	2,491,000	1,384,744
Industrial Bank Co. Ltd., Class A	58,300	159,559
Industrial Bank of Korea	10,547	94,444
Intercorp Financial Services, Inc.(b)	1,040	21,154
Itau CorpBanca Chile SA*	1,015,777	2,598
Itau Unibanco Holding SA (Preference)	159,000	936,003
Itausa SA	27,109	60,095
Itausa SA (Preference)	148,400	322,051
JB Financial Group Co. Ltd.	1,500	10,093
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	6,112
Kasikornbank PCL, NVDR	44,800	140,394
KB Financial Group, Inc.	12,614	562,572
Kiatnakin Phatra Bank PCL, NVDR	20,800	32,275
King’s Town Bank Co. Ltd.	53,000	76,567
Komercni banka A/S*	1,272	47,305
Kotak Mahindra Bank Ltd.*	21,359	474,970
Krung Thai Bank PCL, NVDR	153,700	47,231
Kuwait Finance House KSCP	96,195	251,375
Kuwait International Bank KSCP*	369,039	275,182
Malayan Banking Bhd.	217,300	412,458
Malaysia Building Society Bhd.	1,358,317	188,297
Masraf Al Rayan QSC	60,981	72,353
MCB Bank Ltd.	16,300	16,223

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Meezan Bank Ltd.	185,500	142,635
Mega Financial Holding Co. Ltd.	390,000	461,613
Metropolitan Bank & Trust Co.	38,560	33,172
Moneta Money Bank A/S*(b)	19,461	79,168
National Bank of Greece SA*	15,389	43,613
National Bank of Kuwait SAKP	142,994	425,555
Nedbank Group Ltd.*	11,819	136,782
O-Bank Co. Ltd.	106,000	26,609
OTP Bank Nyrt.*	7,261	392,626
Philippine National Bank*	298,400	119,993
Ping An Bank Co. Ltd., Class A	53,000	145,218
Postal Savings Bank of China Co. Ltd., Class H(b)	318,000	205,420
Public Bank Bhd.	530,000	499,858
Punjab National Bank*	43,248	22,956
Qatar International Islamic Bank QSC	9,789	24,767
Qatar Islamic Bank SAQ	44,149	208,801
Qatar National Bank QPSC	143,312	716,363
Qingdao Rural Commercial Bank Corp., Class A	18,800	11,327
RBL Bank Ltd.*(b)	226,576	587,487
RHB Bank Bhd.	72,991	88,385
Riyad Bank	43,471	303,685
Saudi British Bank (The)*	14,469	118,826
Saudi Investment Bank (The)	5,844	26,895
Saudi National Bank (The)	67,257	986,331
Sberbank of Russia PJSC	355,630	1,489,211
Sberbank of Russia PJSC (Preference)	38,268	151,297
Security Bank Corp.	2,550	5,612
Shanghai Commercial & Savings Bank Ltd. (The)	159,000	237,377
Shanghai Pudong Development Bank Co. Ltd., Class A	79,500	111,191
Shinhan Financial Group Co. Ltd.	16,642	566,428
Siam Commercial Bank PCL (The), NVDR	58,600	166,703
SinoPac Financial Holdings Co. Ltd.*	424,000	213,023
Standard Bank Group Ltd.	40,827	344,812
State Bank of India	57,929	336,138
Taichung Commercial Bank Co. Ltd.	83,794	35,657
Taishin Financial Holding Co. Ltd.	399,422	242,096
Taiwan Business Bank*	84,035	28,518
Taiwan Cooperative Financial Holding Co. Ltd.	309,020	241,448
Thanachart Capital PCL, NVDR	6,400	6,328
Tisco Financial Group PCL, NVDR	9,900	26,506
TMBThanachart Bank PCL, NVDR	1,807,700	53,350
Turkiye Garanti Bankasi A/S	86,337	87,342
Turkiye Halk Bankasi A/S*	28,578	15,575
Turkiye Is Bankasi A/S, Class C	67,999	42,550
Turkiye Vakiflar Bankasi TAO, Class D*	51,728	21,251
Union Bank of India*	10,017	4,960
Union Bank of Taiwan*	116,946	50,601
United Bank Ltd.	209,742	161,327

Investments	Shares	Value ($)
VTB Bank PJSC	131,551,531	87,583
Woori Financial Group, Inc.	15,900	149,980
Yapi ve Kredi Bankasi A/S	80,342	22,799
Yes Bank Ltd.*	38,361	6,573

		40,198,134

Beverages - 1.0%
Ambev SA	90,100	291,283
Anadolu Efes Biracilik ve Malt Sanayii A/S	9,872	26,046
Anhui Gujing Distillery Co. Ltd., Class B	5,300	71,610
Arca Continental SAB de CV(a)	15,900	96,443
Becle SAB de CV*	10,700	26,837
Carabao Group PCL, NVDR	2,800	12,353
China Foods Ltd.	318,000	103,119
China Resources Beer Holdings Co. Ltd.	25,107	187,870
Cia Cervecerias Unidas SA	1,212	13,094
Coca-Cola Femsa SAB de CV	15,900	90,350
Coca-Cola Icecek A/S	2,875	28,965
Distell Group Holdings Ltd.*	3,420	39,956
Embotelladora Andina SA (Preference), Class B	9,513	22,751
Emperador, Inc.	55,200	15,438
Fomento Economico Mexicano SAB de CV	37,100	324,456
Fraser & Neave Holdings Bhd.	3,700	21,744
Heineken Malaysia Bhd.	3,800	20,189
Hite Jinro Co. Ltd.	348	10,423
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	53,015
Kweichow Moutai Co. Ltd., Class A	1,900	494,104
Lotte Chilsung Beverage Co. Ltd.	150	18,909
Luzhou Laojiao Co. Ltd., Class A	2,400	63,603
Nongfu Spring Co. Ltd., Class H(b)	35,000	180,152
Osotspa PCL, NVDR	20,400	21,879
Radico Khaitan Ltd.	5,724	69,466
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,960	86,824
Tsingtao Brewery Co. Ltd., Class H	8,000	63,105
United Breweries Ltd.	1,379	26,474
United Spirits Ltd.*	6,036	51,973
Varun Beverages Ltd.	1,741	17,823
Vina Concha y Toro SA	252,147	438,236
Wuliangye Yibin Co. Ltd., Class A	6,400	218,825
Yantai Changyu Pioneer Wine Co. Ltd., Class B	15,000	28,219

		3,235,534

Biotechnology - 0.8%
3SBio, Inc.*(b)	18,480	15,386
ABLBio, Inc.*	2,133	37,273
Adimmune Corp.*	19,000	33,631
Akeso, Inc.*(b)	11,000	72,968
Alphamab Oncology*(a)(b)	24,000	66,399
Alteogen, Inc.*	780	54,249
Amicogen, Inc.*	514	17,651
Anterogen Co. Ltd.*	477	32,014

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
AptaBio Therapeutics, Inc.*	477	31,226
BeiGene Ltd.*(a)	10,600	250,569
Beijing Tiantan Biological Products Corp. Ltd., Class A	5,300	30,349
Biocon Ltd.*	6,644	34,495
Cellid Co. Ltd.*	424	36,161
Celltrion, Inc.*	1,960	431,958
CrystalGenomics, Inc.*	5,353	35,694
CStone Pharmaceuticals*(b)	25,000	46,196
Daan Gene Co. Ltd., Class A	8,000	27,074
Eubiologics Co. Ltd.*	954	30,812
GeneOne Life Science, Inc.*	2,395	86,410
Genexine, Inc.*	282	20,520
Green Cross Cell Corp.	258	8,882
Green Cross Corp.	163	41,379
Green Cross Holdings Corp.	631	17,280
Green Cross LabCell Corp.	371	31,125
Helixmith Co. Ltd.*	1,719	42,069
Hualan Biological Engineering, Inc., Class A	5,300	30,201
Hugel, Inc.*	126	26,159
I-Mab, ADR*	350	27,328
Innovent Biologics, Inc.*(a)(b)	17,000	173,364
iNtRON Biotechnology, Inc.*	1,643	34,567
Kintor Pharmaceutical Ltd.*(b)	7,000	66,521
KoBioLabs, Inc.*	1,166	31,982
L&C Bio Co. Ltd.	1,325	39,050
Medigen Vaccine Biologics Corp.*	4,000	39,693
MedPacto, Inc.*	235	12,626
Medy-Tox, Inc.	115	20,206
OBI Pharma, Inc.*	12,000	46,558
OliX Pharmaceuticals, Inc.*	901	35,327
PharmaEssentia Corp.*	15,000	48,275
Pharmicell Co. Ltd.*	2,919	42,507
Seegene, Inc.	1,565	95,240
Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	10,687
SillaJen, Inc.*‡(c)	2,522	13,265
SK Bioscience Co. Ltd.*	477	70,705
TaiMed Biologics, Inc.*	1,000	2,249
Vaxcell-Bio Therapeutics Co. Ltd.*	371	26,255
Zai Lab Ltd., ADR*(a)	1,440	208,238

		2,632,773

Building Products - 0.2%
Astral Ltd.	886	24,786
Beijing New Building Materials plc, Class A	5,300	26,638
Blue Star Ltd.	4,346	49,230
China Lesso Group Holdings Ltd.	33,000	68,708
Kajaria Ceramics Ltd.	2,608	34,845
Kyung Dong Navien Co. Ltd.	208	13,309
LX Hausys Ltd.	2,862	248,567
Xinyi Glass Holdings Ltd.	50,000	186,586
Zhuzhou Kibing Group Co. Ltd., Class A	10,600	34,100

		686,769

Capital Markets - 2.0%
B3 SA - Brasil Bolsa Balcao	121,900	361,169

Investments	Shares	Value ($)
Bairong, Inc.*(b)	26,500	43,921
Banco BTG Pactual SA*	21,200	120,517
Bangkok Commercial Asset Management PCL, NVDR	25,000	12,550
Bolsa Mexicana de Valores SAB de CV	28,100	57,489
Bursa Malaysia Bhd.	8,000	14,427
Caitong Securities Co. Ltd., Class A	9,400	14,166
Capital Securities Corp.	106,000	60,647
Changjiang Securities Co. Ltd., Class A	14,100	15,069
China Bills Finance Corp.*	53,000	32,124
China Cinda Asset Management Co. Ltd., Class H	318,000	54,015
China Everbright Ltd.	424,000	466,492
China Galaxy Securities Co. Ltd., Class A	5,200	7,676
China Galaxy Securities Co. Ltd., Class H(a)	61,000	31,869
China Huarong Asset Management Co. Ltd., Class H*‡(b)(c)	208,000	22,984
China International Capital Corp. Ltd., Class H(b)	19,200	44,175
China Merchants Securities Co. Ltd., Class A	12,220	31,362
China Merchants Securities Co. Ltd., Class H(a)(b)	16,600	22,600
China Renaissance Holdings Ltd.*(b)	15,600	35,331
CITIC Securities Co. Ltd., Class A	15,900	55,633
CITIC Securities Co. Ltd., Class H(a)	42,000	93,499
Coronation Fund Managers Ltd.	7,009	23,218
CSC Financial Co. Ltd., Class H(a)(b)	401,000	395,262
Daishin Securities Co. Ltd.	212	3,299
Daishin Securities Co. Ltd. (Preference)	530	7,580
Daou Data Corp.	6,890	84,759
Daou Technology, Inc.	12,006	278,687
Dhani Services Ltd.*	14,469	44,740
Dubai Financial Market PJSC*	67,052	19,898
Egyptian Financial Group-Hermes Holding Co.*	349,341	258,030
Everbright Securities Co. Ltd., Class A	9,400	22,014
Founder Securities Co. Ltd., Class A*	14,100	19,175
GF Securities Co. Ltd., Class A	14,100	33,654
GF Securities Co. Ltd., Class H	46,400	65,917
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A*	6,400	10,438
Guosen Securities Co. Ltd., Class A	14,100	23,106
Guotai Junan International Holdings Ltd.(a)	1,307,000	196,777
Guotai Junan Securities Co. Ltd., Class A	14,100	35,445

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Guotai Junan Securities Co. Ltd., Class H(b)	21,200	26,653
Haitong Securities Co. Ltd., Class A	18,800	32,147
Haitong Securities Co. Ltd., Class H	106,000	87,297
Hanwha Investment & Securities Co. Ltd.*	8,109	32,499
HDFC Asset Management Co. Ltd.(b)	782	29,993
Huatai Securities Co. Ltd., Class A*	25,300	56,585
Huatai Securities Co. Ltd., Class H(b)	49,400	65,475
IBF Financial Holdings Co. Ltd.	48,206	28,357
ICICI Securities Ltd.(b)	1,880	18,316
IDFC Ltd.*	597,204	465,468
Indian Energy Exchange Ltd.(b)	10,123	58,631
Industrial Securities Co. Ltd., Class A	26,500	36,489
Investec Ltd.	162,843	608,571
Is Yatirim Menkul Degerler A/S	61,374	99,181
Jih Sun Financial Holdings Co. Ltd.	50,000	23,154
JM Financial Ltd.	215,233	306,298
JSE Ltd.	2,795	19,565
KIWOOM Securities Co. Ltd.	618	63,398
Korea Investment Holdings Co. Ltd.	1,575	131,313
Meritz Securities Co. Ltd.	6,708	28,634
Mirae Asset Securities Co. Ltd.	13,992	108,627
Mirae Asset Securities Co. Ltd. (2nd Preference)	6,840	27,414
Moscow Exchange MICEX-RTS PJSC	28,831	68,238
Nanjing Securities Co. Ltd., Class A	9,400	14,982
NH Investment & Securities Co. Ltd.	5,459	60,273
Nippon Life India Asset Management Ltd.(b)	5,244	28,124
Noah Holdings Ltd., ADR*(a)	1,113	42,962
Orient Securities Co. Ltd., Class A	9,400	15,899
Orient Securities Co. Ltd., Class H(a)(b)	42,400	36,719
Pacific Securities Co. Ltd., Class A*	58,300	28,083
President Securities Corp.	7,520	7,274
PSG Konsult Ltd.	3,256	2,415
Reinet Investments SCA	4,187	81,792
Samsung Securities Co. Ltd.	2,173	83,595
Saratoga Investama Sedaya Tbk. PT	959,300	122,379
SDIC Capital Co. Ltd., Class A	14,288	16,421
Shenwan Hongyuan Group Co. Ltd., Class A	18,800	12,492
Shenwan Hongyuan Group Co. Ltd., Class H(b)	75,200	18,966
Sinolink Securities Co. Ltd., Class A	9,400	15,608

Investments	Shares	Value ($)
Tata Liquid Fund*‡(c)	5,000	—
Western Securities Co. Ltd., Class A	26,500	30,209
Woori Investment Bank Co. Ltd.	185,129	158,050
Woori Technology Investment Co. Ltd.*	3,763	23,751
Yuanta Securities Korea Co. Ltd.	42,752	165,767
Zheshang Securities Co. Ltd., Class A*	4,700	8,073

		6,515,851

Chemicals - 3.5%
Aarti Industries Ltd.	1,786	22,436
Advanced Petrochemical Co.	1,686	33,447
Alpek SAB de CV(a)	194,000	241,383
Asian Paints Ltd.	9,381	372,952
Atul Ltd.	259	31,510
Balaji Amines Ltd.	742	32,573
Barito Pacific Tbk. PT	474,700	31,838
Batu Kawan Bhd.	6,300	29,111
Bayer CropScience Ltd.	141	10,949
Berger Paints India Ltd.	5,557	62,993
Boubyan Petrochemicals Co. KSCP	7,344	20,731
Braskem SA (Preference), Class A*	5,300	59,466
Castrol India Ltd.	9,090	16,906
Chambal Fertilizers and Chemicals Ltd.	84,429	345,987
Chandra Asri Petrochemical Tbk. PT	28,800	18,719
China Lumena New Materials Corp.*‡(c)	22,200	—
China Man-Made Fiber Corp.	636,425	246,923
China Petrochemical Development Corp.	76,000	35,738
China Risun Group Ltd.(b)	636,000	406,748
Chunbo Co. Ltd.	141	27,667
Coromandel International Ltd.	1,898	23,414
D&L Industries, Inc.	110,800	17,733
Deepak Nitrite Ltd.	1,219	33,404
Dongjin Semichem Co. Ltd.	206	5,238
Ecopro Co. Ltd.	242	15,148
Egypt Kuwait Holding Co. SAE*	471,594	469,236
ENF Technology Co. Ltd.	5,353	159,159
Engro Corp. Ltd.	143,081	259,659
Engro Fertilizers Ltd.	258,792	121,162
Fauji Fertilizer Co. Ltd.	303,520	199,072
Finolex Industries Ltd.*	23,850	56,729
Foosung Co. Ltd.*	1,768	20,289
Formosa Chemicals & Fibre Corp.	72,000	211,636
Formosa Plastics Corp.	92,000	328,325
Grand Pacific Petrochemical*	53,000	55,246
Hansol Chemical Co. Ltd.	224	52,093
Hanwha Solutions Corp.*	4,441	150,961
HDC Holdings Co. Ltd.	17,796	188,751
Hengli Petrochemical Co. Ltd., Class A	15,900	71,887
Hengyi Petrochemical Co. Ltd., Class A	14,100	26,556
Ho Tung Chemical Corp.*	424,000	170,570

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Huabao International Holdings Ltd.(a)	17,000	39,026
Huafon Chemical Co. Ltd., Class A	14,100	26,840
Huchems Fine Chemical Corp.	9,138	194,637
Hyosung Advanced Materials Corp.*	106	56,583
Indorama Ventures PCL, NVDR	79,500	87,682
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	17,653
International CSRC Investment Holdings Co.	53,000	50,792
Jiangsu Eastern Shenghong Co. Ltd., Class A	10,000	42,098
Kansai Nerolac Paints Ltd.	2,196	18,472
KCC Corp.	64	19,752
Kolon Industries, Inc.	674	47,404
Korea Petrochemical Ind Co. Ltd.	135	29,870
Kumho Petrochemical Co. Ltd.	689	121,897
LB Group Co. Ltd., Class A	4,700	21,715
LG Chem Ltd.	954	698,342
LG Chem Ltd. (Preference)	170	56,531
Linde India Ltd.	1,378	32,451
Lotte Chemical Corp.	530	119,570
LOTTE Fine Chemical Co. Ltd.	397	25,023
Mesaieed Petrochemical Holding Co.	76,751	40,304
Miwon Commercial Co. Ltd.	212	38,705
Nan Pao Resins Chemical Co. Ltd.	31,000	166,279
Nan Ya Plastics Corp.	106,000	329,769
Nantex Industry Co. Ltd.	7,000	30,789
National Industrialization Co.*	5,584	32,220
National Petrochemical Co.	1,669	20,649
Navin Fluorine International Ltd.	1,842	90,528
Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	25,760
Nizhnekamskneftekhim PJSC	145,750	229,141
Nizhnekamskneftekhim PJSC (Preference)	118,720	135,164
OCI Co. Ltd.*	333	33,003
Orbia Advance Corp. SAB de CV	32,333	88,324
Oriental Union Chemical Corp.*	38,000	30,438
Petkim Petrokimya Holding A/S*	57,016	38,385
Petronas Chemicals Group Bhd.	53,000	100,976
PhosAgro PJSC	1,235	77,715
PI Advanced Materials Co. Ltd.	520	24,186
PI Industries Ltd.	1,268	50,270
Pidilite Industries Ltd.	2,650	81,151
PTT Global Chemical PCL, NVDR	53,000	91,511
Qurain Petrochemical Industries Co.	15,408	19,491
Rongsheng Petrochemical Co. Ltd., Class A	24,700	71,158
SABIC Agri-Nutrients Co.	3,975	136,301
Sahara International Petrochemical Co.	5,715	51,125
Sasa Polyester Sanayi A/S*	7,379	25,268
Sasol Ltd.*	19,387	290,472
Saudi Basic Industries Corp.	17,914	577,963

Investments	Shares	Value ($)
Saudi Industrial Investment Group	6,413	63,097
Saudi Kayan Petrochemical Co.*	17,278	89,191
Scientex Bhd.	26,100	25,853
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,110	29,252
Shinkong Synthetic Fibers Corp.	53,000	38,947
SK Chemicals Co. Ltd.	303	62,431
SK Materials Co. Ltd.	65	23,740
SKC Co. Ltd.	279	39,173
Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,663	127,201
Solar Industries India Ltd.	1,040	23,826
Songwon Industrial Co. Ltd.	8,639	144,953
Soulbrain Co. Ltd.	141	41,653
SRF Ltd.	401	46,659
Sumitomo Chemical India Ltd.	2,585	14,713
Supreme Industries Ltd.	1,204	33,979
Swancor Holding Co. Ltd.*	42,000	156,195
Taekwang Industrial Co. Ltd.	159	155,095
Tata Chemicals Ltd.	3,975	40,765
TOA Paint Thailand PCL, NVDR	12,000	13,144
Tongkun Group Co. Ltd., Class A	9,400	37,738
TSRC Corp.*	7,000	7,585
Unid Co. Ltd.	3,021	309,914
Unipar Carbocloro SA (Preference)	2,779	49,413
UPL Ltd.	19,663	213,647
USI Corp.	28,000	32,791
Vinythai PCL, NVDR	21,200	24,188
Wanhua Chemical Group Co. Ltd., Class A	5,300	93,353
Wonik Materials Co. Ltd.	4,081	122,049
Yanbu National Petrochemical Co.	5,883	107,451
Zhejiang Longsheng Group Co. Ltd., Class A	9,400	17,850
Zhejiang Satellite Petrochemical Co. Ltd., Class A	2,380	13,407

		11,516,981

Commercial Services & Supplies - 0.2%
A-Living Smart City Services Co. Ltd.(a)(b)	13,250	50,639
China Everbright Environment Group Ltd.	159,000	86,137
CIFI Ever Sunshine Services Group Ltd.(a)(b)	10,000	19,945
Country Garden Services Holdings Co. Ltd.	33,887	274,935
Dynagreen Environmental Protection Group Co. Ltd., Class H(b)	50,000	22,069
Frontken Corp. Bhd.	28,800	22,180
Greentown Service Group Co. Ltd.(a)(b)	30,000	32,621
Indian Railway Catering & Tourism Corp. Ltd.	1,166	36,529
KEPCO Plant Service & Engineering Co. Ltd.	954	35,373
PNB Holdings Corp.*(c)	46,815	39,099
S-1 Corp.	347	24,315

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Saudi Airlines Catering Co.*	2,915	60,470
Taiwan Secom Co. Ltd.	3,165	10,639

		714,951

Communications Equipment - 0.4%
Accton Technology Corp.*	10,000	116,574
Ace Technologies Corp.*	705	11,461
Addsino Co. Ltd., Class A	10,600	32,294
Advanced Ceramic X Corp.	2,000	33,256
Arcadyan Technology Corp.	90,000	313,142
BYD Electronic International Co. Ltd.(a)	10,000	50,571
D-Link Corp.*	53,000	36,673
Glarun Technology Co. Ltd., Class A	10,600	22,181
KMW Co. Ltd.*	563	25,990
Seojin System Co. Ltd.*	188	6,775
Sterlite Technologies Ltd.	11,660	45,683
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	900	5,619
Wistron NeWeb Corp.	159,000	421,877
ZTE Corp., Class A	4,700	28,245
ZTE Corp., Class H	20,000	71,289

		1,221,630

Construction & Engineering - 0.9%
BES Engineering Corp.	105,000	32,703
China Communications Services Corp. Ltd., Class H	1,212,000	519,348
China Conch Venture Holdings Ltd.	53,000	193,349
China Railway Group Ltd., Class A	47,000	38,364
China Railway Group Ltd., Class H	159,000	73,657
Continental Holdings Corp.	212,000	181,184
CTCI Corp.*	22,000	30,091
DA CIN Construction Co. Ltd.	159,000	170,570
Daewoo Engineering & Construction Co. Ltd.*	3,901	25,266
DL Construction Co. Ltd.	4,134	120,399
DL Holdings Co. Ltd.	397	27,232
Gamuda Bhd.*	48,221	31,995
GEK Terna Holding Real Estate Construction SA*	1,216	13,727
GS Engineering & Construction Corp.	2,650	101,484
HDC Hyundai Development Co-Engineering & Construction, Class E	1,236	33,365
Hyundai Engineering & Construction Co. Ltd.	2,464	117,175
IJM Corp. Bhd.	78,400	34,370
IS Dongseo Co. Ltd.	808	38,354
KEC International Ltd.	6,678	38,305
KEPCO Engineering & Construction Co., Inc.	602	27,895
Larsen & Toubro Ltd.	23,268	500,740
Larsen & Toubro Ltd., GDR(b)	296	6,423
Malaysian Resources Corp. Bhd.	85,090	7,763
Metallurgical Corp. of China Ltd., Class A	65,800	38,117

Investments	Shares	Value ($)
Metallurgical Corp. of China Ltd., Class H	118,000	35,987
NBCC India Ltd.	41,870	28,949
Power Construction Corp. of China Ltd., Class A	37,600	28,362
Samsung Engineering Co. Ltd.*	6,078	123,383
Shanghai Construction Group Co. Ltd., Class A	23,500	9,718
Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	10,657
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	9,400	9,944
Tekfen Holding A/S	101,442	171,760
TY Holdings Co. Ltd.*	1,908	52,915
United Integrated Services Co. Ltd.	6,000	41,945
Voltas Ltd.	2,990	42,559
Waskita Karya Persero Tbk. PT*	9,600	581
Wijaya Karya Persero Tbk. PT*	281,200	17,888

		2,976,524

Construction Materials - 1.5%
ACC Ltd.	1,404	45,170
Ambuja Cements Ltd.	11,177	61,754
Anhui Conch Cement Co. Ltd., Class A	10,600	58,120
Anhui Conch Cement Co. Ltd., Class H	42,000	200,780
Asia Cement China Holdings Corp.(a)	193,000	131,130
Asia Cement Co. Ltd.	795	81,902
Asia Cement Corp.*	86,000	159,299
BBMG Corp., Class A	42,300	16,576
Birla Corp. Ltd.	14,575	292,342
Cementos Argos SA	5,520	7,990
Cemex SAB de CV*	515,800	421,793
Chia Hsin Cement Corp.*	265,000	212,739
China Jushi Co. Ltd., Class A	5,143	11,877
China National Building Material Co. Ltd., Class H	142,050	153,544
China Resources Cement Holdings Ltd.	68,000	56,089
Dalmia Bharat Ltd.*	1,648	47,373
Grasim Industries Ltd.	6,466	134,798
Grupo Argos SA	171,560	447,860
Grupo Argos SA (Preference)	105,143	218,984
Grupo Cementos de Chihuahua SAB de CV	2,300	18,749
Hanil Cement Co. Ltd.	1,431	217,714
Huaxin Cement Co. Ltd., Class A	3,700	8,493
Huaxin Cement Co. Ltd., Class B	10,400	16,120
Indocement Tunggal Prakarsa Tbk. PT	32,900	20,019
Lucky Cement Ltd.*	5,787	31,622
Next Science Co. Ltd.*	2,544	60,932
Nuh Cimento Sanayi A/S	30,210	137,383
POSCO Chemical Co. Ltd.	520	69,620
Qassim Cement Co. (The)	2,756	63,197
Ramco Cements Ltd. (The)	2,289	33,627
Saudi Cement Co.	2,022	34,990

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Semen Indonesia Persero Tbk. PT	57,600	30,667
Shree Cement Ltd.	212	80,526
Siam Cement PCL (The), NVDR	10,600	133,518
Southern Province Cement Co.	1,634	37,120
SSANGYONG C&E Co. Ltd.	290	2,007
Taiwan Cement Corp.	175,452	330,012
Tangshan Jidong Cement Co. Ltd., Class A	4,700	8,656
Tipco Asphalt PCL, NVDR	312,700	179,814
TPI Polene PCL, NVDR	395,400	20,090
UltraTech Cement Ltd.*	2,281	233,547
Universal Cement Corp.*	212,000	173,603
Yamama Cement Co.*	7,049	63,622
Yanbu Cement Co.	2,888	35,961

		4,801,729

Consumer Finance - 1.0%
360 DigiTech, Inc., ADR*(a)	2,120	45,050
AEON Credit Service M Bhd.	47,700	135,188
Bajaj Finance Ltd.	5,247	439,143
BFI Finance Indonesia Tbk. PT	4,335,400	280,283
Cholamandalam Investment and Finance Co. Ltd.	4,975	31,806
FinVolution Group, ADR	54,484	355,781
Krungthai Card PCL, NVDR	21,200	39,830
LexinFintech Holdings Ltd., ADR*	54,802	430,744
Mahindra & Mahindra Financial Services Ltd.	20,141	40,978
Manappuram Finance Ltd.	257,354	717,091
Muangthai Capital PCL, NVDR	20,600	37,449
Muthoot Finance Ltd.	2,892	60,422
Samsung Card Co. Ltd.	1,140	34,688
SBI Cards & Payment Services Ltd.*	2,239	31,194
Shriram City Union Finance Ltd.	11,236	280,715
Shriram Transport Finance Co. Ltd.	7,314	136,628
Srisawad Corp. PCL, NVDR	15,203	29,604
Sundaram Finance Ltd.	1,445	50,643
Transaction Capital Ltd.	17,028	41,904
Woori Financial Capital Co. Ltd.	7,292	72,904
Yixin Group Ltd.*(a)(b)	153,000	38,195
Yulon Finance Corp.	1,210	7,139

		3,337,379

Containers & Packaging - 0.3%
Cheng Loong Corp.*	53,000	79,884
Klabin SA*	26,500	125,933
Polyplex Thailand PCL, NVDR	233,200	172,412
SCG Packaging PCL, NVDR	26,500	55,834
Taiwan Hon Chuan Enterprise Co. Ltd.	134,000	373,753
Ton Yi Industrial Corp.*	53,000	28,144

		835,960

Distributors - 0.1%
Liaoning Cheng Da Co. Ltd., Class A	10,600	32,064
Test Rite International Co. Ltd.	106,000	95,330
Wuchan Zhongda Group Co. Ltd., Class A	13,800	12,504

Investments	Shares	Value ($)
Xinhua Winshare Publishing and Media Co. Ltd., Class H(a)	209,000	135,278

		275,176

Diversified Consumer Services - 0.3%
Cairo Investment & Real Estate Development Co. SAE	14,617	10,685
China Education Group Holdings Ltd.(a)(b)	26,000	47,107
China New Higher Education Group Ltd.(b)	53,000	27,621
Cogna Educacao*	895,100	633,010
Gaotu Techedu, Inc., ADR*(a)	2,271	7,245
Hope Education Group Co. Ltd.(a)(b)	202,000	37,950
Lung Yen Life Service Corp.*	2,000	3,465
New Oriental Education & Technology Group, Inc., ADR*	30,285	65,718
Offcn Education Technology Co. Ltd., Class A*	4,700	9,493
TAL Education Group, ADR*	7,897	47,935
Tianli Education International Holdings Ltd.*(a)(b)	53,000	14,663
YDUQS Participacoes SA	10,500	57,650

		962,542

Diversified Financial Services - 0.7%
AVIC Industry-Finance Holdings Co. Ltd., Class A	23,500	14,086
Bajaj Finserv Ltd.	680	129,962
Bajaj Holdings & Investment Ltd.	750	40,547
Chailease Holding Co. Ltd.*	28,460	235,598
China Shandong Hi-Speed Financial Group Ltd.*(a)	636,000	37,238
Corp. Financiera Colombiana SA*	3,252	24,635
CSSC Hong Kong Shipping Co. Ltd.(b)	468,000	72,267
Far East Horizon Ltd.(a)	53,000	56,538
FirstRand Ltd.	176,172	654,650
Grupo de Inversiones Suramericana SA	11,024	49,342
Grupo de Inversiones Suramericana SA (Preference)	4,992	21,026
Haci Omer Sabanci Holding A/S	21,041	23,684
L&T Finance Holdings Ltd.*	26,381	31,303
Meritz Financial Group, Inc.	947	20,665
Metro Pacific Investments Corp.	381,000	26,678
National Investments Co.	147,446	87,368
NICE Holdings Co. Ltd.	728	11,804
Piramal Enterprises Ltd.	2,238	69,731
Power Finance Corp. Ltd.	38,732	67,637
REC Ltd.	37,683	76,516
Remgro Ltd.	14,787	112,625
Yuanta Financial Holding Co. Ltd.	385,920	350,523

		2,214,423

Diversified Telecommunication Services - 1.1%
Asia Pacific Telecom Co. Ltd.*	68,164	19,597
China Tower Corp. Ltd., Class H(b)	848,000	112,394
Chunghwa Telecom Co. Ltd.*	80,000	328,983

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
CITIC Telecom International Holdings Ltd.	774,000	250,988
Emirates Telecommunications Group Co. PJSC(c)	34,768	215,812
Hellenic Telecommunications Organization SA	8,003	145,956
Indus Towers Ltd.	18,232	54,415
Jasmine International PCL, NVDR	409,700	36,897
KT Corp.	3,445	101,231
LG Uplus Corp.	8,073	102,119
Magyar Telekom Telecommunications plc	215,903	306,359
O2 Czech Republic A/S	2,797	34,174
Oi SA*	257,200	59,464
Ooredoo QPSC	36,676	71,418
Rostelecom PJSC	51,492	65,530
Rostelecom PJSC (Preference)	15,392	17,896
Sarana Menara Nusantara Tbk. PT	315,700	31,979
Saudi Telecom Co.	11,872	424,181
Sejong Telecom, Inc.*	160,219	95,971
Tata Communications Ltd.	1,646	31,904
Telefonica Brasil SA	16,089	128,816
Telekom Malaysia Bhd.	46,400	65,312
Telesites SAB de CV*(a)	22,200	18,579
Telkom Indonesia Persero Tbk. PT	1,680,100	376,389
Telkom SA SOC Ltd.*	154,878	448,687
TIME dotCom Bhd.	3,000	10,237
Tower Bersama Infrastructure Tbk. PT	121,300	26,923
True Corp. PCL, NVDR	542,100	53,109
Turk Telekomunikasyon A/S	19,746	15,287

		3,650,607

Electric Utilities - 1.3%
Adani Transmission Ltd.*	5,461	65,566
Alupar Investimento SA	3,500	16,694
Celsia SA ESP	256,997	268,757
Centrais Eletricas Brasileiras SA	12,500	97,749
Centrais Eletricas Brasileiras SA (Preference), Class B	10,600	83,509
CESC Ltd.	32,811	369,843
CEZ A/S	5,459	151,691
Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,200	24,378
Cia Energetica de Minas Gerais	7,197	20,554
Cia Energetica de Minas Gerais (Preference)	38,794	89,993
CPFL Energia SA	4,700	23,121
EDP - Energias do Brasil SA	9,400	31,284
Enel Americas SA	787,266	109,411
Enel Chile SA	730,608	37,921
Energisa SA	4,800	39,867
Enerjisa Enerji A/S(b)	7,676	9,297
Engie Energia Chile SA	266,311	208,407
Equatorial Energia SA	26,500	124,594
Federal Grid Co. Unified Energy System PJSC	12,705,298	34,916
First Philippine Holdings Corp.	83,740	123,805
Holding Co. ADMIE IPTO SA	57,409	176,997

Investments	Shares	Value ($)
Inter RAO UES PJSC	1,538,292	91,480
Interconexion Electrica SA ESP	13,992	78,990
Korea Electric Power Corp.	9,222	199,633
Light SA	153,700	432,991
Manila Electric Co.	11,910	63,142
Mosenergo PJSC	4,293,000	126,710
Neoenergia SA	4,700	15,870
Power Grid Corp. of India Ltd.*(c)	28,685	65,974
Power Grid Corp. of India Ltd.	86,058	197,928
Public Power Corp. SA*	2,126	22,815
ROSSETI PJSC	1,466,436	26,703
RusHydro PJSC	5,066,324	55,838
Saudi Electricity Co.	25,546	176,419
SJVN Ltd.	245,443	89,879
Tata Power Co. Ltd. (The)	35,245	59,203
Tenaga Nasional Bhd.	97,300	222,268
Torrent Power Ltd.	6,625	40,525
Transmissora Alianca de Energia Eletrica SA	5,800	42,820

		4,117,542

Electrical Equipment - 1.1%
ABB India Ltd.	427	9,750
AcBel Polytech, Inc.	43,000	41,439
Amara Raja Batteries Ltd.	1,222	11,821
Bharat Heavy Electricals Ltd.*	62,699	50,048
CG Power & Industrial Solutions Ltd.*	324,307	341,674
Chicony Power Technology Co. Ltd.	69,000	171,235
China High Speed Transmission Equipment Group Co. Ltd.*	212,000	131,491
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	50,563
CS Wind Corp.	342	24,440
Dongfang Electric Corp. Ltd., Class A	9,400	16,962
Doosan Fuel Cell Co. Ltd.*	690	29,424
Doosan Heavy Industries & Construction Co. Ltd.*	6,645	125,650
Ecopro BM Co. Ltd.	198	49,833
ElSewedy Electric Co.	255,397	143,432
Fangda Carbon New Material Co. Ltd., Class A	14,100	19,218
Gotion High-tech Co. Ltd., Class A*	4,800	40,623
Graphite India Ltd.*	4,240	40,323
Havells India Ltd.	4,452	70,216
HEG Ltd.	1,060	32,278
Hyosung Heavy Industries Corp.*	2,597	176,783
Hyundai Electric & Energy System Co. Ltd.*	11,819	241,980
Korea Electric Terminal Co. Ltd.	3,657	300,445
Kung Long Batteries Industrial Co. Ltd.	1,000	5,596
LS Corp.	1,272	80,395
LS Electric Co. Ltd.	456	25,729
Ming Yang Smart Energy Group Ltd., Class A	10,000	33,394

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NARI Technology Co. Ltd., Class A	12,000	58,287
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	130,062	188,869
Shanghai Electric Group Co. Ltd., Class A	24,000	15,092
Shanghai Electric Group Co. Ltd., Class H	94,000	23,224
Shanghai Liangxin Electrical Co. Ltd., Class A	6,500	22,008
Ta Ya Electric Wire & Cable*	50,000	48,632
Taihan Electric Wire Co. Ltd.*	7,800	17,597
Tatung Co. Ltd.*	46,000	42,850
TBEA Co. Ltd., Class A	14,400	33,746
Teco Electric and Machinery Co. Ltd.	22,000	24,427
Unison Co. Ltd.*	8,480	26,061
V-Guard Industries Ltd.	1,032	3,453
Voltronic Power Technology Corp.*	1,458	70,906
Walsin Lihwa Corp.*	53,000	54,014
WEG SA	31,800	220,625
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	14,100	31,558
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	28,200	52,835
Zhefu Holding Group Co. Ltd., Class A	37,100	32,237
Zhejiang Chint Electrics Co. Ltd., Class A	4,700	30,830
Zhuzhou CRRC Times Electric Co. Ltd., Class H*	22,600	176,235

		3,438,228

Electronic Equipment, Instruments & Components - 3.6%
AAC Technologies Holdings, Inc.(a)	14,000	83,861
Apex International Co. Ltd.	92,000	189,823
AU Optronics Corp.	318,000	234,819
Aurora Corp.*	8,900	29,852
Avary Holding Shenzhen Co. Ltd., Class A	4,700	26,840
BH Co. Ltd.	11,448	190,593
BOE Technology Group Co. Ltd., Class A	64,100	56,988
Career Technology MFG. Co. Ltd.	22,556	23,592
Chang Wah Electromaterials, Inc.	32,000	42,911
Cheng Uei Precision Industry Co. Ltd.	174,000	251,371
Chilisin Electronics Corp.*	109,490	418,932
Chroma ATE, Inc.	8,000	56,213
Compeq Manufacturing Co. Ltd.	40,000	61,219
Coretronic Corp.*	23,000	45,317
Daeduck Electronics Co. Ltd.	2,067	28,033
Daejoo Electronic Materials Co. Ltd.	1,007	50,252
Delta Electronics Thailand PCL, NVDR	7,600	135,039
Delta Electronics, Inc.	39,000	400,250

Investments	Shares	Value ($)
Dynapack International Technology Corp.	64,000	232,290
E Ink Holdings, Inc.	11,000	31,704
Elite Material Co. Ltd.	5,000	40,229
Erajaya Swasembada Tbk. PT	4,043,900	184,544
FLEXium Interconnect, Inc.*	10,000	46,487
Foxconn Technology Co. Ltd.	32,000	70,488
General Interface Solution Holding Ltd.	5,000	20,830
Genius Electronic Optical Co. Ltd.	2,237	41,516
Global Brands Manufacture Ltd.*	159,000	201,557
GoerTek, Inc., Class A	4,700	27,743
Gold Circuit Electronics Ltd.*	21,000	53,692
Hana Microelectronics PCL, NVDR	17,100	39,671
Hannstar Board Corp.*	159,000	269,217
HannStar Display Corp.*	39,000	26,428
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	15,900	37,433
Holy Stone Enterprise Co. Ltd.	67,000	299,482
Hon Hai Precision Industry Co. Ltd.	424,000	1,667,799
Honeywell Automation India Ltd.	32	18,374
Huagong Tech Co. Ltd., Class A	4,700	20,420
Iljin Materials Co. Ltd.	477	33,341
Inari Amertron Bhd.	69,000	54,448
Innolux Corp.	318,000	211,507
INTOPS Co. Ltd.	6,095	150,487
JNTC Co. Ltd.*	8,904	74,313
KCE Electronics PCL, NVDR	18,900	45,140
Kingboard Holdings Ltd.	27,000	141,407
Kingboard Laminates Holdings Ltd.	10,000	19,997
L&F Co. Ltd.	678	63,247
Largan Precision Co. Ltd.	2,000	209,548
LG Display Co. Ltd.	6,876	131,811
LG Innotek Co. Ltd.	542	106,963
Lingyi iTech Guangdong Co., Class A	9,400	10,046
Lotes Co. Ltd.*	2,256	46,064
Luxshare Precision Industry Co. Ltd., Class A	10,600	60,714
Mcnex Co. Ltd.	6,761	278,316
Merry Electronics Co. Ltd.	95,161	377,718
MH Development Ltd.*‡(c)	22,000	—
Nan Ya Printed Circuit Board Corp.*	5,000	70,982
OFILM Group Co. Ltd., Class A	4,700	5,358
Park Systems Corp.	371	41,220
Partron Co. Ltd.	22,439	198,981
Raytron Technology Co. Ltd., Class A	2,491	43,479
Samsung Electro-Mechanics Co. Ltd.	2,014	336,177
Samsung SDI Co. Ltd.	1,113	717,003
Shengyi Technology Co. Ltd., Class A	4,700	20,019
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,000	22,923
Simplo Technology Co. Ltd.*	5,200	68,614

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sinbon Electronics Co. Ltd.*	3,000	25,746
SOLUM Co. Ltd.*	1,802	47,312
Solus Advanced Materials Co. Ltd.	329	17,162
Speed Tech Corp.	53,000	147,449
Sunny Optical Technology Group Co. Ltd.	13,700	414,639
Supreme Electronics Co. Ltd.	190,331	301,508
Synnex Technology International Corp.	59,000	111,818
Taiflex Scientific Co. Ltd.*	93,000	184,903
Taiwan PCB Techvest Co. Ltd.	106,000	175,877
Taiwan Union Technology Corp.	17,000	70,821
Tianma Microelectronics Co. Ltd., Class A	9,400	20,383
Tong Hsing Electronic Industries Ltd.	3,022	26,368
Tripod Technology Corp.	14,000	60,075
Unimicron Technology Corp.*	24,000	125,299
Unisplendour Corp. Ltd., Class A	6,580	26,865
Unitech Printed Circuit Board Corp.	53,000	39,421
Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	9,988
VS Industry Bhd.	45,600	14,912
Wah Lee Industrial Corp.*	82,000	260,089
Walsin Technology Corp.	9,378	67,070
Wingtech Technology Co. Ltd., Class A	3,400	57,570
Wintek Corp.*‡(c)	64,000	—
WPG Holdings Ltd.	53,440	104,338
Wuhan Guide Infrared Co. Ltd., Class A	6,580	27,945
WUS Printed Circuit Kunshan Co. Ltd., Class A	5,170	10,578
Yageo Corp.*	13,575	271,840
Zhejiang Dahua Technology Co. Ltd., Class A	2,900	9,491
Zhen Ding Technology Holding Ltd.	23,150	86,507

		11,911,606

Energy Equipment & Services - 0.1%
Bumi Armada Bhd.*	1,680,100	169,205
China Oilfield Services Ltd., Class A	9,400	17,719
China Oilfield Services Ltd., Class H	18,000	13,110
Dialog Group Bhd.	51,700	33,691
Sapura Energy Bhd.*	4,865,400	144,117
Serba Dinamik Holdings Bhd.	54,180	5,071

		382,913

Entertainment - 1.0%
Alibaba Pictures Group Ltd.*(a)	160,000	19,354
Archosaur Games, Inc.(a)(b)	106,000	133,537
Bilibili, Inc., ADR*(a)	4,505	385,538
CJ CGV Co. Ltd.*	1,732	44,345
CMGE Technology Group Ltd.*	530,000	309,630
Com2uSCorp	133	13,158

Investments	Shares	Value ($)
DouYu International Holdings Ltd., ADR*(a)	1,081	4,356
Fire Rock Holdings Ltd.	106,000	34,237
GOLFZON Co. Ltd.	1,590	207,899
HUYA, Inc., ADR*(a)	3,314	42,386
HYBE Co. Ltd.*	249	62,669
International Games System Co. Ltd.	1,000	31,110
iQIYI, Inc., ADR*(a)	4,876	54,416
JYP Entertainment Corp.	1,589	55,258
Kakao Games Corp.*	611	47,329
NCSoft Corp.	301	215,626
Neowiz*	8,162	184,137
NetDragon Websoft Holdings Ltd.	116,500	271,941
NetEase, Inc.	38,100	762,373
Netmarble Corp.(b)	410	49,368
NHN Corp.*	315	21,141
Pearl Abyss Corp.*	540	34,740
Perfect World Co. Ltd., Class A	4,100	10,103
PVR Ltd.*	2,703	50,860
RS PCL, NVDR*	47,700	27,139
SM Entertainment Co. Ltd.*	993	50,762
SMI Holdings Group Ltd.*‡(c)	72,000	—
Tencent Music Entertainment Group, ADR*	10,155	107,338
Webzen, Inc.*	474	11,992
Wemade Co. Ltd.	299	14,687
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	14,094
XD, Inc.*(a)(b)	8,000	50,700
XPEC Entertainment, Inc.*‡(c)	14,800	—
Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	9,749

		3,331,972

Equity Real Estate Investment Trusts (REITs) - 1.3%
Concentradora Fibra Danhos SA de CV(a)	428,600	501,341
CPN Retail Growth Leasehold REIT*	44,100	26,701
DDMP Reit, Inc.	3,392,000	122,827
Embassy Office Parks REIT	9,600	46,673
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,014,420	219,217
Equites Property Fund Ltd.	11,527	14,759
Fibra Uno Administracion SA de CV(a)	100,700	110,032
Fortress REIT Ltd., Class A	31,313	29,689
Growthpoint Properties Ltd.	110,175	111,088
Hyprop Investments Ltd.	145,485	244,750
IGB REIT	6,200	2,454
JR Reit XXVII	59,890	276,475
KLCCP Stapled Group	6,900	10,922
Korea Asset In Trust Co. Ltd.	26,235	103,663
LOTTE Reit Co. Ltd.	9,858	50,822
Pavilion REIT	15,000	4,799
PLA Administradora Industrial S de RL de CV	399,100	632,427

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Prologis Property Mexico SA de CV	10,400	22,827
Redefine Properties Ltd.*	2,712,779	777,000
Resilient REIT Ltd.	146,928	528,002
Sunway REIT	39,400	13,164
Vukile Property Fund Ltd.	435,130	313,213
Yuexiu REIT	53,000	26,462

		4,189,307

Food & Staples Retailing - 0.9%
Abdullah Al Othaim Markets Co.	944	29,651
Al Meera Consumer Goods Co. QSC	1,990	10,975
Atacadao SA	7,700	28,409
Avenue Supermarts Ltd.*(b)	3,445	162,067
Berli Jucker PCL	500	517
Berli Jucker PCL, NVDR	27,700	28,654
BGF retail Co. Ltd.	239	33,557
Bid Corp. Ltd.*	5,936	130,494
BIM Birlesik Magazalar A/S	7,345	55,292
Cencosud SA	47,859	86,800
Cia Brasileira de Distribuicao	6,430	38,764
Clicks Group Ltd.	4,505	81,633
Cosco Capital, Inc.	1,614,400	158,259
CP ALL PCL, NVDR	84,800	152,223
Dis-Chem Pharmacies Ltd.(b)	17,784	37,978
Dongsuh Cos., Inc.	859	22,702
E-MART, Inc.	583	85,404
Grupo Comercial Chedraui SA de CV	112,300	179,142
GS Retail Co. Ltd.	1,333	40,899
Hyundai Greenfood Co. Ltd.	26,217	229,064
InRetail Peru Corp.(b)	848	29,909
Magnit PJSC	2,214	162,051
Migros Ticaret A/S*	152	615
Organizacion Soriana SAB de CV, Class B*	130,700	124,649
Philippine Seven Corp.*	5,321	9,794
Pick n Pay Stores Ltd.	6,784	24,203
President Chain Store Corp.	13,000	130,395
Puregold Price Club, Inc.	26,060	21,011
Raia Drogasil SA*	20,300	99,546
Sendas Distribuidora SA	5,300	89,255
Shoprite Holdings Ltd.	9,646	105,766
SMU SA	1,072,349	109,593
Sok Marketler Ticaret A/S	7,298	9,905
SPAR Group Ltd. (The)	3,102	38,957
Sumber Alfaria Trijaya Tbk. PT	445,200	41,557
Sun Art Retail Group Ltd.*(a)	24,000	14,917
Wal-Mart de Mexico SAB de CV	100,700	332,734
Yonghui Superstores Co. Ltd., Class A	26,500	16,582

		2,953,923

Food Products - 2.7%
Alicorp SAA	237,387	325,196
Almarai Co. JSC	5,777	90,420
Astra Agro Lestari Tbk. PT	20,800	11,434
Avanti Feeds Ltd.	507	4,329
AVI Ltd.	15,866	78,697

Investments	Shares	Value ($)
Beijing Dabeinong Technology Group Co. Ltd., Class A	19,200	23,553
Binggrae Co. Ltd.	2,706	143,269
Bombay Burmah Trading Co.*	8,986	149,706
BRF SA*	16,500	82,130
Britannia Industries Ltd.	2,105	96,839
Century Pacific Food, Inc.	17,700	8,853
Charoen Pokphand Foods PCL, NVDR	116,600	92,237
Charoen Pokphand Indonesia Tbk. PT	129,500	54,844
Cherkizovo Group PJSC	2,500	81,017
China Feihe Ltd.(b)	53,000	101,755
China Huiyuan Juice Group Ltd.*‡(c)	24,000	—
China Mengniu Dairy Co. Ltd.*	53,000	287,465
China Modern Dairy Holdings Ltd.(a)	2,014,000	362,827
Chongqing Fuling Zhacai Group Co. Ltd., Class A	5,000	23,527
CJ CheilJedang Corp.	337	137,115
CJ CheilJedang Corp. (Preference)	104	19,032
COFCO Joycome Foods Ltd.(a)(b)	954,000	277,440
CP Pokphand Co. Ltd.	334,000	33,954
Daesang Corp.	10,918	257,704
Dali Foods Group Co. Ltd.(b)	45,500	24,649
Dongwon F&B Co. Ltd.	562	108,467
Dongwon Industries Co. Ltd.	682	144,078
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,550	80,791
Genting Plantations Bhd.	10,400	16,265
Gruma SAB de CV, Class B	5,035	54,606
Grupo Bimbo SAB de CV, Series A	31,800	73,465
Grupo Lala SAB de CV(a)	16,800	13,848
Grupo Nutresa SA	3,592	19,237
Guangdong Haid Group Co. Ltd., Class A	5,300	51,553
Harim Holdings Co. Ltd.	17,469	148,834
Health & Happiness H&H International Holdings Ltd.	106,000	380,559
Heilongjiang Agriculture Co. Ltd., Class A	10,600	24,381
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,700	18,694
Hortifrut SA	150,573	170,501
HUISHAN DAIRY*‡(c)	158,000	—
Indofood CBP Sukses Makmur Tbk. PT*	51,800	29,101
Indofood Sukses Makmur Tbk. PT*	100,800	42,341
Industrias Bachoco SAB de CV, Series B	82,500	302,674
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	42,408
International Holding Co. PJSC*	5,636	203,459
IOI Corp. Bhd.	63,600	55,009
Japfa Comfeed Indonesia Tbk. PT	249,100	26,869
JBS SA	31,900	198,635
Jiangxi Zhengbang Technology Co. Ltd., Class A	4,700	6,930

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kuala Lumpur Kepong Bhd.	10,831	47,533
Lien Hwa Industrial Holdings Corp.	14,000	26,283
Lotte Confectionery Co. Ltd.	954	117,773
M Dias Branco SA*	5,300	32,086
Maeil Dairies Co. Ltd.	2,173	144,898
Marfrig Global Foods SA	10,600	40,385
Mayora Indah Tbk. PT*	83,900	12,763
Mezzan Holding Co. KSCC	66,038	137,836
Muyuan Foods Co. Ltd., Class A	7,420	48,579
Namchow Holdings Co. Ltd.	72,000	130,020
Naturecell Co. Ltd.*	2,743	65,460
Nestle India Ltd.	795	189,123
Nestle Malaysia Bhd.	900	28,365
New Hope Liuhe Co. Ltd., Class A*	20,000	35,345
NongShim Co. Ltd.	56	16,017
Orion Corp.	530	54,140
Orion Holdings Corp.	12,362	180,553
Ottogi Corp.	15	7,029
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT*	1,605,900	124,919
PPB Group Bhd.	14,080	60,391
QL Resources Bhd.	25,395	34,000
R&B Food Supply PCL, NVDR	53,000	29,509
Samyang Corp.	1,908	105,664
Samyang Foods Co. Ltd.	2,471	197,207
Samyang Holdings Corp.	3,392	321,433
San Miguel Food and Beverage, Inc.	15,960	26,661
Sao Martinho SA	5,300	33,023
Saudia Dairy & Foodstuff Co.	1,166	53,475
Savola Group (The)	5,989	68,507
Sime Darby Plantation Bhd.	58,803	47,377
Standard Foods Corp.	14,652	27,507
Sunjin Co. Ltd.	6,042	82,469
Taiwan TEA Corp.*	8,000	5,907
Tata Consumer Products Ltd.	11,255	114,380
Tech-Bank Food Co. Ltd., Class A	7,000	6,093
Thai Union Group PCL, NVDR	98,100	66,261
Thai Vegetable Oil PCL, NVDR	15,570	14,922
Tiger Brands Ltd.	1,924	25,384
Tingyi Cayman Islands Holding Corp.(a)	28,000	50,443
Toly Bread Co. Ltd., Class A	5,300	22,706
Tongwei Co. Ltd., Class A	5,500	36,818
Ulker Biskuvi Sanayi A/S	84,005	198,891
Uni-President China Holdings Ltd.	3,000	3,011
Uni-President Enterprises Corp.	159,000	416,192
Universal Robina Corp.	16,800	42,584
Want Want China Holdings Ltd.	106,000	71,474
Yihai International Holding Ltd.*(a)	7,000	42,111
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	10,600	32,803
Zhou Hei Ya International Holdings Co. Ltd.*(b)	14,000	12,142
Zydus Wellness Ltd.	1,802	51,845

		8,720,994

Investments	Shares	Value ($)
Gas Utilities - 0.7%
Adani Total Gas Ltd.	5,195	62,310
Beijing Enterprises Holdings Ltd.	16,000	49,722
Busan City Gas Co. Ltd.	1,431	76,013
China Gas Holdings Ltd.	42,400	130,945
China Resources Gas Group Ltd.	26,000	160,258
ENN Energy Holdings Ltd.(a)	15,900	332,478
GAIL India Ltd.	64,872	121,654
Grupo Energia Bogota SA ESP	54,757	35,828
Gujarat Gas Ltd.	2,679	25,739
Gujarat State Petronet Ltd.	13,853	64,430
Indraprastha Gas Ltd.	4,564	34,208
Korea Gas Corp.*	999	31,266
Kunlun Energy Co. Ltd.	126,000	108,956
Mahanagar Gas Ltd.(b)	1,456	22,840
Perusahaan Gas Negara Tbk. PT*	435,600	29,366
Petronas Gas Bhd.	15,900	57,421
Promigas SA ESP	139,208	241,490
Towngas China Co. Ltd.*	477,000	313,654
Zhongyu Gas Holdings Ltd.	424,000	363,373

		2,261,951

Health Care Equipment & Supplies - 0.4%
AK Medical Holdings Ltd.(b)	24,000	29,648
Blue Sail Medical Co. Ltd., Class A	4,700	15,025
DIO Corp.*	520	22,106
Eoflow Co. Ltd.*	689	34,263
Hartalega Holdings Bhd.	31,800	53,050
Humasis Co. Ltd.*	2,650	41,815
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,300	27,985
Kangji Medical Holdings Ltd.(a)	25,000	36,609
Kossan Rubber Industries	22,800	18,694
Lifetech Scientific Corp.*(a)	82,000	45,795
Microport Scientific Corp.(a)	11,098	83,615
Osstem Implant Co. Ltd.	318	35,719
PCL, Inc.*	530	23,822
Peijia Medical Ltd.*(b)	21,000	82,285
Poly Medicure Ltd.*	3,604	47,540
Shandong Pharmaceutical Glass Co. Ltd., Class A	5,300	28,116
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	64,484
Sri Trang Gloves Thailand PCL, NVDR	45,300	51,685
St Shine Optical Co. Ltd.	2,000	27,463
Sugentech, Inc.*	7,579	140,346
Suheung Co. Ltd.	3,869	184,662
Supermax Corp. Bhd.	64,124	49,688
Top Glove Corp. Bhd.	174,200	164,293
Venus MedTech Hangzhou, Inc., Class H*(a)(b)	4,000	25,247

		1,333,955

Health Care Providers & Services - 0.7%
Al Hammadi Co. for Development and Investment	5,035	53,902
Apollo Hospitals Enterprise Ltd.	1,736	94,131
Bangkok Chain Hospital PCL, NVDR	4,800	3,834

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bangkok Dusit Medical Services PCL, NVDR	84,800	58,051
Bumrungrad Hospital PCL, NVDR	6,600	24,097
Celltrion Healthcare Co. Ltd.*	1,817	169,655
Chabiotech Co. Ltd.*	3,183	71,809
China National Accord Medicines Corp. Ltd., Class B	9,964	28,310
China Resources Medical Holdings Co. Ltd.	26,500	24,552
Chularat Hospital PCL, NVDR	183,100	23,509
Cleopatra Hospital*	33,041	10,035
Dallah Healthcare Co.	2,544	52,163
Dr Lal PathLabs Ltd.(b)	430	20,550
Dr Sulaiman Al Habib Medical Services Group Co.	1,128	51,552
Fleury SA	3,600	16,339
Fortis Healthcare Ltd.*	27,936	94,115
Genertec Universal Medical Group Co. Ltd.(b)	439,000	363,235
Hapvida Participacoes e Investimentos SA(b)	26,100	72,158
HLB Life Science CO Ltd.*	4,399	40,156
Huadong Medicine Co. Ltd., Class A	5,300	29,134
Hygeia Healthcare Holdings Co. Ltd.(b)	6,400	63,867
IHH Healthcare Bhd.	63,600	85,001
Jinxin Fertility Group Ltd.*(b)	12,000	22,514
KPJ Healthcare Bhd.	14,124	3,615
Life Healthcare Group Holdings Ltd.*	30,687	49,422
Medipost Co. Ltd.*	446	11,380
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	10,963
Metro Healthcare Indonesia TBK PT*	1,107,700	28,339
Metropolis Healthcare Ltd.(b)	1,484	56,731
Mitra Keluarga Karyasehat Tbk. PT(b)	100,200	17,944
Mouwasat Medical Services Co.	688	33,204
Netcare Ltd.*	76,435	79,629
Notre Dame Intermedica Participacoes SA	11,744	182,534
Odontoprev SA	4,900	12,376
Qualicorp Consultoria e Corretora de Seguros SA	14,700	73,541
Rede D’Or Sao Luiz SA*(b)	15,900	213,149
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	13,853
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,500	50,077
Sinopharm Group Co. Ltd., Class H	42,400	111,303

		2,420,729

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd.*(a)	84,000	130,574
Ping An Healthcare and Technology Co. Ltd.*(a)(b)	10,600	98,891

Investments	Shares	Value ($)
Yidu Tech, Inc.*(b)	10,600	45,285

		274,750

Hotels, Restaurants & Leisure - 0.7%
Alsea SAB de CV*	26,500	53,869
Ananti, Inc.*	4,503	45,803
Asset World Corp. PCL, NVDR*	312,700	34,821
Berjaya Sports Toto Bhd.	394,213	182,160
Bloomberry Resorts Corp.*	346,200	39,340
Central Plaza Hotel PCL*	1,600	1,387
Central Plaza Hotel PCL, NVDR*	8,600	7,457
DoubleUGames Co. Ltd.	5,135	271,873
Genting Bhd.	74,200	82,816
Genting Malaysia Bhd.	61,100	39,961
Grand Korea Leisure Co. Ltd.*	1,040	14,421
Haidilao International Holding Ltd.(a)(b)	13,164	49,463
Hana Tour Service, Inc.*	403	26,943
Huazhu Group Ltd., ADR*(a)	2,871	129,138
Indian Hotels Co. Ltd. (The)	43,528	84,874
Jiumaojiu International Holdings Ltd.(b)	6,000	17,874
Jollibee Foods Corp.	10,380	39,456
Jubilant Foodworks Ltd.*	987	50,072
Kangwon Land, Inc.*	3,232	72,774
Lotte Tour Development Co. Ltd.*	2,809	47,498
Magnum Bhd.	19,594	9,193
Minor International PCL, NVDR*	63,600	57,568
MK Restaurants Group PCL, NVDR	10,400	15,584
OPAP SA	4,228	61,065
Paradise Co. Ltd.*	421	6,149
Seera Group Holding*	10,918	62,357
Shanghai Jinjiang International Hotels Co. Ltd., Class B	15,900	28,906
Shenzhen Overseas Chinese Town Co. Ltd., Class A	22,200	22,178
Travellers International Hotel Group, Inc.*‡(c)	209,900	11,380
Xiabuxiabu Catering Management China Holdings Co. Ltd.*(a)(b)	26,500	23,632
Yum China Holdings, Inc.(a)	8,533	530,667

		2,120,679

Household Durables - 0.9%
Amber Enterprises India Ltd.*	1,272	51,138
AmTRAN Technology Co. Ltd.*	53,000	32,409
Arcelik A/S	12,380	48,538
Bajaj Electricals Ltd.*	2,809	43,523
Coway Co. Ltd.	1,962	146,351
Crompton Greaves Consumer Electricals Ltd.	8,173	53,498
Cyrela Brazil Realty SA Empreendimentos e Participacoes	137,400	556,583
Dixon Technologies India Ltd.*(b)	705	40,781
Ecovacs Robotics Co. Ltd., Class A	1,500	39,729
Ez Tec Empreendimentos e Participacoes SA	5,300	28,317
Haier Smart Home Co. Ltd., Class A*	10,600	41,012

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Haier Smart Home Co. Ltd., Class H	31,800	108,848
Hang Zhou Great Star Industrial Co. Ltd., Class A*	5,000	22,559
Hangzhou Robam Appliances Co. Ltd., Class A	5,300	31,974
Hanssem Co. Ltd.	303	31,611
Hisense Home Appliances Group Co. Ltd., Class A	10,000	18,509
Kinpo Electronics	50,000	22,886
LG Electronics, Inc.	3,659	501,015
LG Electronics, Inc. (Preference)	584	38,688
Lock&Lock Co. Ltd.*	728	8,386
Midea Group Co. Ltd., Class A	10,600	104,271
MRV Engenharia e Participacoes SA	133,500	371,936
NavInfo Co. Ltd., Class A	4,700	9,347
Nien Made Enterprise Co. Ltd.	2,000	33,542
PIK Group PJSC	4,478	70,646
Sampo Corp.*	159,000	172,276
TCL Electronics Holdings Ltd.	424,000	216,059
TCL Technology Group Corp., Class A	28,200	32,278
Vestel Elektronik Sanayi ve Ticaret A/S	37,269	132,136
Whirlpool of India Ltd.	674	19,953

		3,028,799

Household Products - 0.2%
Blue Moon Group Holdings Ltd.(a)(b)	26,500	23,870
C&S Paper Co. Ltd., Class A	5,000	15,179
Cheerwin Group Ltd.(b)	26,500	19,130
Hindustan Unilever Ltd.	18,131	568,502
Kimberly-Clark de Mexico SAB de CV, Class A(a)	27,000	43,818
Unilever Indonesia Tbk. PT	75,200	21,943
Vinda International Holdings Ltd.(a)	3,000	8,454

		700,896

Independent Power and Renewable Electricity Producers - 1.2%
Aboitiz Power Corp.	34,200	15,874
AC Energy Corp.	196,100	31,464
Adani Green Energy Ltd.*	6,243	74,020
Adani Power Ltd.*	16,869	21,728
AES Andes SA	88,486	11,368
AES Brasil Energia SA	12,800	34,492
Aksa Enerji Uretim A/S*	68,476	104,316
B Grimm Power PCL, NVDR	15,300	18,387
Banpu Power PCL, NVDR	11,700	6,194
Canvest Environmental Protection Group Co. Ltd.(a)(b)	265,000	138,106
CGN Power Co. Ltd., Class H(b)	253,000	54,694
China Longyuan Power Group Corp. Ltd., Class H	106,000	198,054
China National Nuclear Power Co. Ltd., Class A	42,300	31,448
China Power International Development Ltd.(a)	2,226,000	509,867

Investments	Shares	Value ($)
China Resources Power Holdings Co. Ltd.	54,000	92,974
China Yangtze Power Co. Ltd., Class A	31,800	93,583
Cia Energetica de Sao Paulo (Preference), Class B	10,600	48,025
Colbun SA	238,159	34,834
Datang International Power Generation Co. Ltd., Class H(a)	212,000	32,463
Electricity Generating PCL, NVDR	4,700	24,453
Energy Absolute PCL, NVDR	37,100	67,162
Eneva SA*	21,200	67,796
Engie Brasil Energia SA	10,000	73,692
First Gen Corp.	29,500	17,115
Global Power Synergy PCL, NVDR	9,968	23,277
Guangxi Guiguan Electric Power Co. Ltd., Class A	15,000	11,431
Gulf Energy Development PCL, NVDR	82,180	83,761
Huadian Power International Corp. Ltd., Class A	51,700	25,545
Huaneng Lancang River Hydropower, Inc., Class A	23,500	19,000
Huaneng Power International, Inc., Class A	18,800	11,153
Huaneng Power International, Inc., Class H	112,000	38,048
Hub Power Co. Ltd. (The)	371,000	175,021
Hubei Energy Group Co. Ltd., Class A	23,500	15,105
JSW Energy Ltd.	11,700	39,708
Malakoff Corp. Bhd.	916,900	178,165
Mega First Corp. Bhd.	365,700	306,772
NHPC Ltd.	79,420	28,016
NTPC Ltd.	155,150	246,439
OGK-2 PJSC	15,681,280	144,747
Omega Geracao SA*	5,300	37,193
Ratch Group PCL, NVDR	9,300	12,026
SDIC Power Holdings Co. Ltd., Class A	23,500	30,902
Shanghai Electric Power Co. Ltd., Class A	14,100	14,785
Shenergy Co. Ltd., Class A	14,100	12,514
Shenzhen Energy Group Co. Ltd., Class A	23,500	31,230
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	15,943
SPCG PCL, NVDR	245,500	129,967
Super Energy Corp. PCL, NVDR	1,192,500	33,017
Taiwan Cogeneration Corp.*	3,000	4,114
Terna Energy SA	933	12,546
TPI Polene Power PCL, NVDR	1,428,000	191,168
Unipro PJSC	5,143,000	192,718

		3,866,420

Industrial Conglomerates - 1.7%
3M India Ltd.*	69	22,866
Aamal Co.	21,949	5,703

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Aboitiz Equity Ventures, Inc.	81,230	61,103
AG Anadolu Grubu Holding A/S	66,780	185,703
Alarko Holding A/S	78,228	87,591
Alfa SAB de CV, Class A	111,300	84,962
Alliance Global Group, Inc.	157,700	32,054
AntarChile SA	6,235	57,180
Ayala Corp.	5,300	77,403
Bidvest Group Ltd. (The)	11,713	160,073
CJ Corp.	564	48,052
DMCI Holdings, Inc.	1,913,300	229,665
Dogan Sirketler Grubu Holding A/S	550,935	171,390
Doosan Co. Ltd.	6,172	518,872
Dubai Investments PJSC	1,052,192	489,838
Enka Insaat ve Sanayi A/S	48,962	53,834
Far Eastern New Century Corp.	129,000	136,542
Fosun International Ltd.	79,500	105,165
Godrej Industries Ltd.*	3,377	24,780
Grupo Carso SAB de CV, Series A1	11,100	36,358
GT Capital Holdings, Inc.	2,280	24,791
Hanwha Corp.	1,692	43,909
Hanwha Corp. (3rd Preference)	1,425	18,397
HAP Seng Consolidated Bhd.	11,900	21,713
Hong Leong Industries Bhd.	33,000	71,005
Hyosung Corp.	201	21,406
Industries Qatar QSC	36,093	132,338
JG Summit Holdings, Inc.	63,711	71,378
KAP Industrial Holdings Ltd.*	1,268,820	343,469
KOC Holding A/S	24,910	60,811
LG Corp.	4,106	336,262
Lotte Corp.	1,392	45,684
LT Group, Inc.	131,600	25,722
Mytilineos SA	4,802	89,057
National Industries Group Holding SAK*	635,207	480,000
PSG Group Ltd.	7,795	40,492
Quinenco SA	12,939	24,560
Samsung C&T Corp.	1,564	192,398
San Miguel Corp.	13,510	28,109
Shanghai Industrial Holdings Ltd.(a)	201,000	306,756
Siemens Ltd.	1,416	37,166
Sime Darby Bhd.	54,600	27,818
SK, Inc.	1,156	269,340
SM Investments Corp.	8,190	149,185
Sunway Bhd.	50,749	20,444
Thoresen Thai Agencies PCL, NVDR	53,000	25,317
Turkiye Sise ve Cam Fabrikalari A/S	49,404	44,523

		5,541,184

Insurance - 2.7%
Allianz Malaysia Bhd.	26,500	80,002
Bangkok Insurance PCL, NVDR	10,600	86,754
Bangkok Life Assurance PCL, NVDR	35,000	27,155
BB Seguridade Participacoes SA	15,900	66,014

Investments	Shares	Value ($)
Bupa Arabia for Cooperative Insurance Co.	262	9,641
Cathay Financial Holding Co. Ltd.	318,000	617,465
China Development Financial Holding Corp.*	530,000	267,227
China Life Insurance Co. Ltd.*	79,440	74,710
China Life Insurance Co. Ltd., Class H	131,000	218,805
China Pacific Insurance Group Co. Ltd., Class A	20,400	82,216
China Pacific Insurance Group Co. Ltd., Class H	95,400	268,847
China Taiping Insurance Holdings Co. Ltd.	53,000	74,475
Co. for Cooperative Insurance (The)	974	21,893
DB Insurance Co. Ltd.	1,942	96,404
Discovery Ltd.*	6,980	56,112
Fubon Financial Holding Co. Ltd.	248,000	665,117
General Insurance Corp. of India*(b)	8,949	21,707
Hanwha General Insurance Co. Ltd.*	28,832	115,930
Hanwha Life Insurance Co. Ltd.	12,318	36,357
HDFC Life Insurance Co. Ltd.(b)	14,049	125,368
Hyundai Marine & Fire Insurance Co. Ltd.	2,862	64,568
ICICI Lombard General Insurance Co. Ltd.(b)	3,903	77,402
ICICI Prudential Life Insurance Co. Ltd.(b)	5,812	49,435
IRB Brasil Resseguros S/A	31,951	35,259
Korean Reinsurance Co.	38,294	317,272
Liberty Holdings Ltd.*	66,484	373,987
Max Financial Services Ltd.*	2,721	41,030
Mercuries & Associates Holding Ltd.	252,500	209,928
Mercuries Life Insurance Co. Ltd.*	110,130	36,388
Meritz Fire & Marine Insurance Co. Ltd.	2,444	54,181
Mirae Asset Life Insurance Co. Ltd.	29,498	104,759
Momentum Metropolitan Holdings	24,539	32,257
New China Life Insurance Co. Ltd., Class A	4,700	29,461
New China Life Insurance Co. Ltd., Class H	30,100	82,307
Old Mutual Ltd.	165,852	146,479
People’s Insurance Co. Group of China Ltd. (The), Class H	241,000	74,739
PICC Property & Casualty Co. Ltd., Class H	212,000	171,320
Ping An Insurance Group Co. of China Ltd., Class A	26,600	221,121
Ping An Insurance Group Co. of China Ltd., Class H	185,500	1,626,753
Porto Seguro SA	4,800	48,176
Qatar Insurance Co. SAQ*	91,531	62,847
Qualitas Controladora SAB de CV	87,400	426,405

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Rand Merchant Investment Holdings Ltd.	31,940	67,881
Samsung Fire & Marine Insurance Co. Ltd.	1,075	200,467
Samsung Life Insurance Co. Ltd.	3,249	212,975
Sanlam Ltd.	60,857	240,786
Santam Ltd.*	723	12,385
SBI Life Insurance Co. Ltd.(b)	7,978	117,780
Shin Kong Financial Holding Co. Ltd.	384,007	125,920
Shinkong Insurance Co. Ltd.	124,000	184,459
Sul America SA*	10,377	60,341
Syarikat Takaful Malaysia Keluarga BHD	169,600	173,217
Turkiye Sigorta A/S	113,738	63,068
ZhongAn Online P&C Insurance Co. Ltd., Class H*(b)	8,100	43,829

		8,801,381

Interactive Media & Services - 3.5%
AfreecaTV Co. Ltd.	583	67,106
Autohome, Inc., ADR	954	43,216
Baidu, Inc., ADR*	5,377	881,882
Info Edge India Ltd.	1,422	99,650
JOYY, Inc., ADR	1,166	62,323
Kakao Corp.	6,047	772,796
Kuaishou Technology*(a)(b)	15,900	225,266
Momo, Inc., ADR(a)	82,692	1,024,554
NAVER Corp.	2,862	1,078,615
Sogou, Inc., ADR*	2,750	24,283
Tencent Holdings Ltd.	117,500	7,242,446
Tongdao Liepin Group*(a)(b)	10,000	18,479
Weibo Corp., ADR*(a)	752	42,413

		11,583,029

Internet & Direct Marketing Retail - 4.2%
Alibaba Group Holding Ltd.*	287,100	6,982,435
Americanas SA*	9,191	87,676
Baozun, Inc., Class A*(a)	2,500	21,232
CJ ENM Co. Ltd.	140	19,851
HengTen Networks Group Ltd.*(a)(c)	30,799	13,554
Hyundai Home Shopping Network Corp.	2,969	209,850
JD Health International, Inc.*(a)(b)	7,950	85,370
JD.com, Inc., Class A*	35,050	1,247,533
Lojas Americanas SA*	5,349	6,859
Lojas Americanas SA (Preference)*	16,274	22,417
Maoyan Entertainment*(b)	11,400	14,376
Meituan, Class B*(b)	81,600	2,257,567
momo.com, Inc.	1,300	72,519
Naspers Ltd., Class N	8,586	1,656,307
Pinduoduo, Inc., ADR*	6,890	631,193
Tongcheng-Elong Holdings Ltd.*(a)(b)	18,800	42,336
Trip.com Group Ltd., ADR*	8,928	231,503
Vipshop Holdings Ltd., ADR*	7,791	129,564

		13,732,142

IT Services - 1.6%
21Vianet Group, Inc., ADR*(a)	1,563	27,087

Investments	Shares	Value ($)
China TransInfo Technology Co. Ltd., Class A	4,700	11,218
Chinasoft International Ltd.*	46,000	82,396
Chindata Group Holdings Ltd., ADR*(a)	1,855	23,150
Cielo SA	580,500	381,203
Coforge Ltd.	1,040	71,051
Computer Age Management Services Ltd.	1,007	45,208
DHC Software Co. Ltd., Class A	9,400	10,352
Digital China Holdings Ltd.	318,000	182,095
Fawry for Banking & Payment Technology Services SAE*	18,921	23,108
Firstsource Solutions Ltd.	21,571	56,467
GDS Holdings Ltd., ADR*(a)	2,279	134,370
Happiest Minds Technologies Ltd.	2,491	45,579
HCL Technologies Ltd.	22,366	308,057
Infosys Ltd.	72,239	1,563,407
Kginicis Co. Ltd.	8,298	155,824
Kingsoft Cloud Holdings Ltd., ADR*(a)	564	16,356
Larsen & Toubro Infotech Ltd.(b)	721	45,386
Locaweb Servicos de Internet SA*(b)	4,800	23,230
Lotte Data Communication Co.	3,339	119,452
Mindtree Ltd.	610	23,487
Mphasis Ltd.*	1,034	36,124
My EG Services Bhd.	42,717	16,803
Persistent Systems Ltd.	2,597	109,694
Posco ICT Co. Ltd.	2,080	14,340
Samsung SDS Co. Ltd.	742	117,726
Systex Corp.	106,000	331,664
Tata Consultancy Services Ltd.	20,670	879,812
Tech Mahindra Ltd.	10,600	172,294
TravelSky Technology Ltd., Class H	41,000	69,642
Wipro Ltd.	27,601	217,778
Yeahka Ltd.*(a)	2,400	11,535

		5,325,895

Leisure Products - 0.1%
Dyaco International, Inc.	53,000	156,167
Fusheng Precision Co. Ltd.*	7,000	54,067
Giant Manufacturing Co. Ltd.	5,000	57,572
HLB, Inc.*	1,346	42,185
Merida Industry Co. Ltd.	5,350	64,089

		374,080

Life Sciences Tools & Services - 0.6%
Cellivery Therapeutics, Inc.*	188	13,729
Divi’s Laboratories Ltd.*	2,528	166,668
Genscript Biotech Corp.*	20,000	87,760
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	6,300	122,089
LegoChem Biosciences, Inc.*	270	12,629
Pharmaron Beijing Co. Ltd., Class H(b)	5,500	120,387
Samsung Biologics Co. Ltd.*(b)	301	232,897
ST Pharm Co. Ltd.*	344	32,120
Viva Biotech Holdings(b)	50,000	49,413

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
WuXi AppTec Co. Ltd., Class A	5,260	122,206
WuXi AppTec Co. Ltd., Class H(a)(b)	7,218	159,570
Wuxi Biologics Cayman, Inc.*(b)	63,500	968,287

		2,087,755

Machinery - 1.0%
AIA Engineering Ltd.*	972	26,133
Airtac International Group	2,784	89,498
Ashok Leyland Ltd.*	32,990	58,873
Carborundum Universal Ltd.	6,731	60,870
China International Marine Containers Group Co. Ltd., Class H	5,880	11,773
CIMC Enric Holdings Ltd.(a)	298,000	287,984
CNHTC Jinan Truck Co. Ltd., Class A	900	3,213
CNPC Capital Co. Ltd., Class A	29,200	23,201
Creative & Innovative System*	2,703	27,494
Cummins India Ltd.	2,280	26,117
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	705	19,920
Doosan Bobcat, Inc.*	1,272	50,980
Doosan Infracore Co. Ltd.*	1,370	19,235
Dufu Technology Corp. Bhd.	37,100	39,562
Escorts Ltd.	4,163	66,256
Estun Automation Co. Ltd., Class A*	5,000	30,219
Haitian International Holdings Ltd.	16,000	58,575
Hangzhou Oxygen Plant Group Co. Ltd.	5,000	26,888
Hanjin Heavy Industries & Construction Co. Ltd.*	4,452	30,925
Hiwin Technologies Corp.	5,216	59,686
Hyundai Construction Equipment Co. Ltd.*	636	31,240
Hyundai Elevator Co. Ltd.	208	9,765
Hyundai Heavy Industries Holdings Co. Ltd.	1,378	82,063
Hyundai Mipo Dockyard Co. Ltd.*	602	43,910
Hyundai Rotem Co. Ltd.*	1,766	38,153
Infore Environment Technology Group Co. Ltd., Class A	9,400	9,027
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	954	108,235
LK Technology Holdings Ltd.	20,000	46,840
Lonking Holdings Ltd.	1,007,000	313,586
Pentamaster Corp. Bhd.	21,200	26,626
People & Technology, Inc.	10,123	233,658
Rexon Industrial Corp. Ltd.	72,000	198,505
Riyue Heavy Industry Co. Ltd., Class A	5,000	26,950
Samsung Heavy Industries Co. Ltd.*(c)	5,565	31,641
Sany Heavy Equipment International Holdings Co. Ltd.(a)	12,000	13,172
Sany Heavy Industry Co. Ltd., Class A	10,600	40,750
SFA Engineering Corp.	1,089	38,438

Investments	Shares	Value ($)
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	21,200	26,012
Shin Zu Shing Co. Ltd.*	81,000	309,923
Sinotruk Hong Kong Ltd.	30,500	52,199
SKF India Ltd.	624	24,106
Sunonwealth Electric Machine Industry Co. Ltd.	106,000	165,643
Weichai Power Co. Ltd., Class A	17,300	45,874
Weichai Power Co. Ltd., Class H	72,000	157,505
XCMG Construction Machinery Co. Ltd., Class A	18,800	16,976
Yangzijiang Shipbuilding Holdings Ltd.	100,700	101,882
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,400	31,157
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	9,400	13,730
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(a)	10,000	11,710
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	20,863
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	60,200	51,747

		3,339,288

Marine - 0.6%
Cia Sud Americana de Vapores SA	636,473	49,968
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	112,450	169,300
Evergreen Marine Corp. Taiwan Ltd.*	89,558	422,730
HMM Co. Ltd.*	9,328	324,382
MISC Bhd.	58,300	92,562
Orient Overseas International Ltd.(a)	6,500	118,772
Pan Ocean Co. Ltd.	5,613	36,842
Precious Shipping PCL, NVDR*	47,700	33,815
Qatar Navigation QSC	20,237	41,652
Regional Container Lines PCL, NVDR	127,200	222,530
Transcoal Pacific Tbk. PT*	32,900	20,644
U-Ming Marine Transport Corp.	2,000	4,477
Wan Hai Lines Ltd.	39,000	311,693
Wisdom Marine Lines Co. Ltd.	11,898	33,186
Yang Ming Marine Transport Corp.*	56,000	234,293

		2,116,846

Media - 0.4%
Affle India Ltd.*	424	23,847
Astro Malaysia Holdings Bhd.	139,200	34,635
Cheil Worldwide, Inc.	1,074	22,596
China Literature Ltd.*(a)(b)	6,200	57,443
Elang Mahkota Teknologi Tbk. PT*	376,300	71,552
Focus Media Information Technology Co. Ltd., Class A	23,500	27,299
Grupo Televisa SAB, Series CPO(a)	53,000	143,899

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
iClick Interactive Asia Group Ltd., ADR*	5,088	28,798
Innocean Worldwide, Inc.	4,788	255,582
KMH Co. Ltd.*	9,308	91,441
Leo Group Co. Ltd., Class A	18,800	6,785
Media Nusantara Citra Tbk. PT*	3,148,700	171,995
Megacable Holdings SAB de CV	15,900	55,884
MultiChoice Group	7,367	61,217
NanJi E-Commerce Co. Ltd., Class A	4,700	7,469
Plan B Media PCL, NVDR	72,800	11,628
Saudi Research & Media Group*	1,030	48,831
Sun TV Network Ltd.	1,889	14,713
Surya Citra Media Tbk. PT*	85,400	13,581
Zee Entertainment Enterprises Ltd.	12,540	34,166

		1,183,361

Metals & Mining - 4.8%
African Rainbow Minerals Ltd.	4,134	84,479
Alrosa PJSC	82,680	146,488
Aluminum Corp. of China Ltd., Class A*	47,700	44,107
Aluminum Corp. of China Ltd., Class H*	60,000	36,597
Aneka Tambang Tbk.	269,910	47,030
Angang Steel Co. Ltd., Class H(a)	38,000	25,965
Anglo American Platinum Ltd.	2,014	263,979
AngloGold Ashanti Ltd.	14,575	292,143
APL Apollo Tubes Ltd.*	3,869	90,784
Baoshan Iron & Steel Co. Ltd., Class A	63,600	78,019
Beijing Shougang Co. Ltd., Class A*	28,200	30,924
Bradespar SA (Preference)	5,300	76,157
CAP SA	2,756	47,755
Century Iron & Steel Industrial Co. Ltd.	6,000	26,068
Chifeng Jilong Gold Mining Co. Ltd., Class A*	10,000	24,441
China Gold International Resources Corp. Ltd.	121,900	316,075
China Hongqiao Group Ltd.(a)	53,000	70,247
China Metal Products	106,000	125,843
China Metal Recycling Holdings Ltd.*‡(c)	51,000	—
China Molybdenum Co. Ltd., Class A	22,500	24,081
China Molybdenum Co. Ltd., Class H(a)	57,000	41,662
China Nonferrous Mining Corp. Ltd.	477,000	267,619
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	9,400	69,448
China Steel Corp.*	265,000	344,457
China Zhongwang Holdings Ltd.*(a)	699,600	140,439
Chung Hung Steel Corp.*	23,000	40,218
Cia Siderurgica Nacional SA	21,200	192,555

Investments	Shares	Value ($)
Citic Pacific Special Steel Group Co. Ltd., Class A	4,700	16,008
Dongkuk Steel Mill Co. Ltd.	2,067	38,186
DRDGOLD Ltd.	20,448	21,246
Eregli Demir ve Celik Fabrikalari TAS	43,672	103,709
Feng Hsin Steel Co. Ltd.*	16,000	46,515
Ganfeng Lithium Co. Ltd., Class A	2,600	78,391
Ganfeng Lithium Co. Ltd., Class H(b)	3,400	72,933
Gerdau SA (Preference)	34,500	206,446
Gold Fields Ltd.	31,352	307,203
Grupo Mexico SAB de CV, Series B	106,000	486,833
Harmony Gold Mining Co. Ltd.	17,970	74,110
Hesteel Co. Ltd., Class A	37,600	15,724
Hindalco Industries Ltd.	49,502	295,888
Hunan Valin Steel Co. Ltd., Class A	23,500	27,990
Hyundai Steel Co.	1,128	52,955
Impala Platinum Holdings Ltd.	26,795	483,578
Industrias Penoles SAB de CV*(a)	4,365	61,696
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	70,500	31,121
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	5,300	8,512
Jiangsu Shagang Co. Ltd., Class A	9,400	10,352
Jiangxi Copper Co. Ltd., Class A	9,400	37,592
Jiangxi Copper Co. Ltd., Class H(a)	18,000	37,755
Jinchuan Group International Resources Co. Ltd.(a)	144,000	23,718
Jindal Steel & Power Ltd.*	13,959	80,989
JSW Steel Ltd.	19,981	197,877
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A*	118,402	100,098
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	394,024	367,263
KISCO Corp.	11,554	95,325
Korea Zinc Co. Ltd.	424	201,633
Koza Altin Isletmeleri A/S*	2,182	27,074
Koza Anadolu Metal Madencilik Isletmeleri A/S*	92,803	150,962
Kumba Iron Ore Ltd.	2,385	126,846
Maanshan Iron & Steel Co. Ltd., Class A	51,700	39,718
Maanshan Iron & Steel Co. Ltd., Class H	106,000	54,288
Magnitogorsk Iron & Steel Works PJSC	45,174	42,396
Merdeka Copper Gold Tbk. PT*	326,300	66,783
Metalurgica Gerdau SA (Preference)	22,200	61,462
MMC Norilsk Nickel PJSC	2,014	696,038
Nickel Asia Corp.	233,200	28,272
NMDC Ltd.	35,033	85,305
Northam Platinum Ltd.*	12,473	197,010
Novolipetsk Steel PJSC	36,122	127,633
Polyus PJSC	1,113	213,202
Poongsan Corp.	9,036	302,837

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
POSCO	2,650	844,360
Press Metal Aluminium Holdings Bhd.	63,600	72,643
Qatar Aluminum Manufacturing Co.	42,858	17,268
Raspadskaya OJSC	7,088	24,864
Royal Bafokeng Platinum Ltd.	5,141	40,727
Sansteel Minguang Co. Ltd. Fujian, Class A	14,100	19,415
Saudi Arabian Mining Co.*	7,226	134,678
Seah Besteel Corp.	6,254	170,724
Severstal PAO	6,784	165,788
Shandong Gold Mining Co. Ltd., Class A	5,100	13,871
Shandong Gold Mining Co. Ltd., Class H(a)(b)	13,650	24,169
Shandong Nanshan Aluminum Co. Ltd., Class A	74,200	58,842
Shanxi Taigang Stainless Steel Co. Ltd., Class A	23,500	37,236
Shougang Fushan Resources Group Ltd.(a)	1,596,000	402,532
Sibanye Stillwater Ltd.	97,523	425,258
Steel Authority of India Ltd.	49,940	95,330
TA Chen Stainless Pipe*	37,793	70,275
Tata Steel BSL Ltd.*	100,594	128,759
Tata Steel Ltd.	26,122	503,484
Tung Ho Steel Enterprise Corp.	15,000	24,996
United Co. RUSAL International PJSC*	72,380	51,365
Usinas Siderurgicas de Minas Gerais SA Usiminas	400	1,631
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	12,400	49,556
Vale Indonesia Tbk. PT	6,000	2,282
Vale SA	115,036	2,430,750
Vedanta Ltd.	41,764	169,408
Volcan Cia Minera SAA, Class B*	151,729	14,906
VSMPO-AVISMA Corp. PJSC*	53	22,186
Xiamen Tungsten Co. Ltd., Class A	9,400	43,620
YC INOX Co. Ltd.*	159,000	246,474
Yieh Phui Enterprise Co. Ltd.*	53,000	66,428
Young Poong Corp.	336	200,096
Yunnan Copper Co. Ltd., Class A	9,400	19,786
Zhaojin Mining Industry Co. Ltd., Class H	47,500	46,454
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,800	56,813
Zijin Mining Group Co. Ltd., Class A	34,700	55,090
Zijin Mining Group Co. Ltd., Class H	106,000	150,314

		15,651,430

Multiline Retail - 0.3%
Central Retail Corp. PCL, NVDR	72,775	68,640
El Puerto de Liverpool SAB de CV, Class C1	2,700	12,793

Investments	Shares	Value ($)
Falabella SA	27,985	108,782
Golden Eagle Retail Group Ltd.	217,000	190,998
Hyundai Department Store Co. Ltd.	760	52,858
Lojas Renner SA*	15,900	127,581
Lotte Shopping Co. Ltd.	211	19,720
Magazine Luiza SA*	46,800	187,305
MINISO Group Holding Ltd., ADR*(a)	954	16,113
Mitra Adiperkasa Tbk. PT*	154,600	6,628
Shinsegae, Inc.	212	49,026
Woolworths Holdings Ltd.*	21,836	83,306

		923,750

Multi-Utilities - 0.0%(d)
Qatar Electricity & Water Co. QSC	9,684	43,885
SPIC Dongfang New Energy Corp., Class A*	25,000	16,186
YTL Corp. Bhd.*	78,870	11,681
YTL Power International Bhd.	128,031	21,086

		92,838

Oil, Gas & Consumable Fuels - 4.5%
Adaro Energy Tbk. PT	428,300	39,535
Aegis Logistics Ltd.	10,017	43,028
AKR Corporindo Tbk. PT	796,200	198,190
Aldrees Petroleum and Transport Services Co.	3,074	55,736
Bangchak Corp. PCL, NVDR	170,800	120,042
Banpu PCL, NVDR	30,000	12,140
Bashneft PJSC*	1,305	24,977
Bashneft PJSC (Preference)	1,163	15,899
Bharat Petroleum Corp. Ltd.	30,726	183,947
Bukit Asam Tbk. PT	210,300	32,427
China Coal Energy Co. Ltd., Class A	23,500	26,462
China Coal Energy Co. Ltd., Class H(a)	83,000	49,878
China Merchants Energy Shipping Co. Ltd., Class A	16,920	9,880
China Petroleum & Chemical Corp., Class A	113,300	70,020
China Petroleum & Chemical Corp., Class H	808,000	370,146
China Shenhua Energy Co. Ltd., Class A	19,700	51,872
China Shenhua Energy Co. Ltd., Class H	106,000	200,510
China Suntien Green Energy Corp. Ltd., Class H	50,000	25,865
Coal India Ltd.	80,801	155,597
Cosan SA	38,264	189,941
Dana Gas PJSC	166,367	39,948
Ecopetrol SA	158,417	107,917
Empresas COPEC SA	7,950	68,615
Esso Thailand PCL, NVDR*	117,400	26,075
Exxaro Resources Ltd.	9,281	115,030
Formosa Petrochemical Corp.	29,000	100,901
Gazprom PJSC	397,500	1,547,436
GS Holdings Corp.	1,538	57,228
Hellenic Petroleum SA	3,199	21,888

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hindustan Petroleum Corp. Ltd.	25,493	89,464
Indian Oil Corp. Ltd.	77,698	107,701
Inner Mongolia Yitai Coal Co. Ltd., Class B	530,000	367,820
LUKOIL PJSC	11,819	1,014,860
Mari Petroleum Co. Ltd.	1,984	18,448
Medco Energi Internasional Tbk. PT*	3,405,040	114,894
MOL Hungarian Oil & Gas plc*	19,663	157,107
Motor Oil Hellas Corinth Refineries SA*	2,820	45,344
Novatek PJSC	32,012	714,216
Oil & Gas Development Co. Ltd.	38,500	22,126
Oil & Natural Gas Corp. Ltd.	121,688	188,546
Oil India Ltd.	180,717	405,196
Pakistan Oilfields Ltd.	70,437	165,646
Pakistan Petroleum Ltd.	29,830	15,027
Pakistan State Oil Co. Ltd.	149,778	203,551
Petro Rio SA*	21,200	73,521
PetroChina Co. Ltd., Class H	702,000	292,681
Petroleo Brasileiro SA	121,900	651,289
Petroleo Brasileiro SA (Preference)	154,500	807,755
Petronas Dagangan Bhd.	6,600	28,777
Petronet LNG Ltd.	27,712	81,276
PTT Exploration & Production PCL	469	1,470
PTT Exploration & Production PCL, NVDR	50,531	158,354
PTT PCL, NVDR	286,200	302,592
Qatar Fuel QSC	9,120	45,061
Qatar Gas Transport Co. Ltd.	13,819	11,538
Reliance Industries Ltd.	63,176	1,727,906
Rosneft Oil Co. PJSC	69,430	515,209
Rosneft Oil Co. PJSC, GDR(b)	1,920	14,127
Saudi Arabian Oil Co.(b)	36,199	336,373
Semirara Mining & Power Corp.	560,200	182,904
Shaanxi Coal Industry Co. Ltd., Class A	33,300	57,612
Siamgas & Petrochemicals PCL, NVDR	434,600	142,806
SK Discovery Co. Ltd.	5,671	240,595
SK Gas Ltd.	1,256	127,211
SK Innovation Co. Ltd.*	1,064	234,029
S-Oil Corp.	796	68,026
Star Petroleum Refining PCL, NVDR*	20,000	5,111
Surgutneftegas PJSC	307,400	136,579
Surgutneftegas PJSC (Preference)	270,300	141,029
Tatneft PJSC	20,242	135,098
Tatneft PJSC, ADR	4,806	191,615
Tatneft PJSC (Preference)	7,005	43,745
Thai Oil PCL, NVDR	21,200	28,381
Transneft PJSC (Preference)	53	117,885
Turkiye Petrol Rafinerileri A/S*	4,134	46,042
Ultrapar Participacoes SA	15,900	54,616
United Tractors Tbk. PT	63,600	85,973
Yanzhou Coal Mining Co. Ltd., Class A	15,000	43,678

Investments	Shares	Value ($)
Yanzhou Coal Mining Co. Ltd., Class H	52,000	77,218

		14,799,158

Paper & Forest Products - 0.4%
Asia Paper Manufacturing Co. Ltd.	2,438	114,455
Duratex SA	8,874	37,981
Empresas CMPC SA	25,917	56,007
Indah Kiat Pulp & Paper Tbk. PT	90,900	42,740
Lee & Man Paper Manufacturing Ltd.	47,000	35,078
Nine Dragons Paper Holdings Ltd.	53,000	66,768
Pabrik Kertas Tjiwi Kimia Tbk. PT	53,800	25,389
Sappi Ltd.*	272,738	768,877
Shandong Chenming Paper Holdings Ltd., Class B	15,900	8,532
Shandong Sun Paper Industry JSC Ltd., Class A	9,400	16,845
Suzano SA*	15,900	167,029
YFY, Inc.	47,000	66,807

		1,406,508

Personal Products - 0.5%
Amorepacific Corp.	585	112,652
AMOREPACIFIC Group	611	30,596
Colgate-Palmolive India Ltd.	3,698	84,699
Cosmax, Inc.*	529	57,028
Dabur India Ltd.	11,713	94,551
Emami Ltd.	6,201	46,569
Gillette India Ltd.	103	8,297
Godrej Consumer Products Ltd.	8,711	115,632
Hengan International Group Co. Ltd.(a)	26,500	157,373
Hyundai Bioscience Co. Ltd.*	1,007	26,132
Kolmar Korea Co. Ltd.	142	6,777
Kolmar Korea Holdings Co. Ltd.	4,452	112,437
LG Household & Health Care Ltd.	212	268,905
LG Household & Health Care Ltd. (Preference)	43	25,121
Marico Ltd.	9,540	70,087
Microbio Co. Ltd.*	17,000	34,833
Natura & Co. Holding SA*	16,458	171,867
TCI Co. Ltd.	7,000	81,852

		1,505,408

Pharmaceuticals - 1.5%
Aarti Drugs Ltd.	2,809	25,193
Ajanta Pharma Ltd.	384	11,828
Alkem Laboratories Ltd.	516	23,948
Apeloa Pharmaceutical Co. Ltd., Class A	4,700	20,107
Aspen Pharmacare Holdings Ltd.*	13,886	171,402
AstraZeneca Pharma India Ltd.	235	10,641
Aurobindo Pharma Ltd.	6,389	78,696
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	20,000	28,310
Binex Co. Ltd.*	1,942	31,825
Bukwang Pharmaceutical Co. Ltd.	625	11,275
Cadila Healthcare Ltd.	4,844	38,152
CanSino Biologics, Inc., Class A*	318	29,996

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
CanSino Biologics, Inc., Class H*(a)(b)	800	33,869
Celltrion Pharm, Inc.*	431	52,083
Center Laboratories, Inc.	8,264	20,745
Changchun High & New Technology Industry Group, Inc., Class A	600	28,415
China Grand Pharmaceutical and Healthcare Holdings Ltd.	24,000	19,086
China Medical System Holdings Ltd.	28,000	56,784
China Resources Pharmaceutical Group Ltd.(b)	81,500	43,628
China Traditional Chinese Medicine Holdings Co. Ltd.*	120,000	74,892
Chong Kun Dang Pharmaceutical Corp.	98	11,076
Chongkundang Holdings Corp.	1,484	129,660
Cipla Ltd.*	8,726	107,886
CSPC Pharmaceutical Group Ltd.	174,080	234,759
Daewoong Co. Ltd.	339	10,919
Daewoong Pharmaceutical Co. Ltd.	49	7,284
Dong-A Socio Holdings Co. Ltd.	104	11,347
Dong-A ST Co. Ltd.	94	6,677
DongKook Pharmaceutical Co. Ltd.	2,120	46,446
Dr Reddy’s Laboratories Ltd.	2,120	134,217
Duopharma Biotech Bhd.	37,100	25,144
Enzychem Lifesciences Corp.*	212	15,703
Genomma Lab Internacional SAB de CV, Class B*(a)	12,000	11,686
Gland Pharma Ltd.*(b)	1,219	64,385
GlaxoSmithKline Pharmaceuticals Ltd.	1,140	24,630
Glenmark Pharmaceuticals Ltd.	7,827	63,892
Granules India Ltd.	9,381	47,828
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	32,427
Hanall Biopharma Co. Ltd.*	919	17,737
Hanmi Pharm Co. Ltd.	98	27,264
Hanmi Science Co. Ltd.	646	40,268
Hansoh Pharmaceutical Group Co. Ltd.(b)	16,000	57,340
Hua Han Health Industry Holdings Ltd.*‡(c)	3,780,000	—
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,700	11,014
Huons Global Co. Ltd.	477	26,996
Hypera SA*	8,900	61,643
Ilyang Pharmaceutical Co. Ltd.	231	6,748
Ipca Laboratories Ltd.	752	21,266
JB Chemicals & Pharmaceuticals Ltd.	2,703	65,863
JETEMA Co. Ltd.*	954	27,826
Jiangsu Hengrui Medicine Co. Ltd., Class A	8,400	70,751
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	8,575
Jubilant Pharmova Ltd.*	4,141	38,207

Investments	Shares	Value ($)
JW Pharmaceutical Corp.	236	5,929
Kalbe Farma Tbk. PT	491,100	42,786
Komipharm International Co. Ltd.*	1,425	14,309
Korea United Pharm, Inc.	636	29,415
Kwang Dong Pharmaceutical Co. Ltd.	15,847	121,789
Laurus Labs Ltd.(b)	8,792	75,792
Livzon Pharmaceutical Group, Inc., Class H	3,930	14,817
Lupin Ltd.	4,452	66,252
Luye Pharma Group Ltd.*(a)(b)	848,000	456,125
Mega Lifesciences PCL, NVDR	5,500	6,652
Mezzion Pharma Co. Ltd.*	212	24,587
Natco Pharma Ltd.	5,671	78,041
Ocumension Therapeutics*(b)	16,000	44,678
Oneness Biotech Co. Ltd.*	3,000	20,704
Oscotec, Inc.*	1,510	44,568
Pfizer Ltd.	341	26,917
Pharmally International Holding Co. Ltd.*‡(c)	2,564	3,892
Procter & Gamble Health Ltd.	636	45,788
Richter Gedeon Nyrt.	2,597	71,463
Sam Chun Dang Pharm Co. Ltd.*	890	43,407
Sanofi India Ltd.	163	18,303
SciClone Pharmaceuticals Holdings Ltd.*(a)(b)	53,000	77,885
Shandong Buchang Pharmaceuticals Co. Ltd., Class A*	4,700	14,669
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,700	59,606
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	8,000	73,193
Shin Poong Pharmaceutical Co. Ltd.	432	23,811
Sihuan Pharmaceutical Holdings Group Ltd.	99,000	33,632
Sino Biopharmaceutical Ltd.	187,999	159,666
SK Biopharmaceuticals Co. Ltd.*	288	29,795
SSY Group Ltd.	106,000	68,064
Strides Shasun Ltd.*	3,604	37,316
Sun Pharmaceutical Industries Ltd.	23,797	247,500
Suven Pharmaceuticals Ltd.	6,784	46,157
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class S	15,000	16,800
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,700	8,051
Torrent Pharmaceuticals Ltd.	717	29,591
TTY Biopharm Co. Ltd.*	15,000	43,125
United Laboratories International Holdings Ltd. (The)	424,000	297,354
Yifan Pharmaceutical Co. Ltd., Class A	4,700	9,930
Yuhan Corp.	1,053	56,392
Yungjin Pharmaceutical Co. Ltd.*	1,602	7,702
Yunnan Baiyao Group Co. Ltd., Class A	1,100	16,864
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	700	39,682

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	4,700	14,181
Zhejiang NHU Co. Ltd., Class A	5,640	22,599

		4,968,118

Professional Services - 0.0%(d)
51job, Inc., ADR*(a)	710	51,134
L&T Technology Services Ltd.(b)	103	5,130
Quess Corp. Ltd.(b)	3,339	39,008

		95,272

Real Estate Management & Development - 4.2%
Agile Group Holdings Ltd.	46,000	50,314
Aldar Properties PJSC	60,325	65,200
Aliansce Sonae Shopping Centers sa	5,300	29,099
AP Thailand PCL, NVDR	413,400	99,364
Arabian Centres Co. Ltd.	1,662	11,212
Ayala Land, Inc.	90,100	58,943
Barwa Real Estate Co.	84,270	70,823
BR Malls Participacoes SA*	31,500	61,383
Bumi Serpong Damai Tbk. PT*	168,600	10,900
C&D International Investment Group Ltd.*(a)	131,000	227,908
Cathay Real Estate Development Co. Ltd.*	33,100	24,738
Cencosud Shopping SA	11,704	18,027
Central China New Life Ltd.(a)(b)	159,000	134,014
Central China Real Estate Ltd.(a)	371,000	82,591
Central Pattana PCL, NVDR	26,500	37,895
China Aoyuan Group Ltd.	53,000	33,827
China Dili Group*(a)	100,000	25,993
China Evergrande Group(a)	66,000	44,673
China Fortune Land Development Co. Ltd., Class A*	6,110	4,098
China Jinmao Holdings Group Ltd.	212,000	59,198
China Logistics Property Holdings Co. Ltd.*(a)(b)	59,000	25,054
China Merchants Property Operation & Service Co. Ltd., Class A	4,700	9,769
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	18,800	27,255
China Overseas Grand Oceans Group Ltd.	819,000	471,089
China Overseas Land & Investment Ltd.	114,500	240,162
China Overseas Property Holdings Ltd.(a)	50,000	46,775
China Resources Land Ltd.	90,000	301,112
China Resources Mixc Lifestyle Services Ltd.(a)(b)	10,600	64,177
China SCE Group Holdings Ltd.(a)	824,000	287,348
China Vanke Co. Ltd., Class A	31,800	101,759
China Vanke Co. Ltd., Class H	56,100	146,184
Chong Hong Construction Co. Ltd.	108,000	310,116
CIFI Holdings Group Co. Ltd.	129,144	77,774
Ciputra Development Tbk. PT	179,449	10,733
Corp. Inmobiliaria Vesta SAB de CV	23,200	45,677

Investments	Shares	Value ($)
Country Garden Holdings Co. Ltd.(a)	222,832	217,923
DAMAC Properties Dubai Co. PJSC*	26,553	8,892
Dar Al Arkan Real Estate Development Co.*	8,271	23,245
Datang Group Holdings Ltd.(a)(b)	212,000	126,035
Dexin China Holdings Co. Ltd.*(a)(b)	424,000	158,225
DLF Ltd.	14,668	66,554
Dongwon Development Co. Ltd.	19,875	111,276
Eco World Development Group Bhd.	577,700	95,142
E-House China Enterprise Holdings Ltd.(b)	349,800	148,991
Emaar Development PJSC*	39,052	39,869
Emaar Economic City*	22,525	81,682
Emaar Malls PJSC*	46,896	24,258
Emaar Properties PJSC	94,711	102,623
Evergrande Property Services Group Ltd.*(a)(b)	53,000	37,647
Ganglong China Property Group Ltd.(a)(b)	212,000	123,307
Gemdale Corp., Class A	14,100	18,279
Gemdale Properties & Investment Corp. Ltd.	2,624,000	283,632
Glory Sun Financial Group Ltd.*(a)	1,272,000	38,138
Godrej Properties Ltd.*	1,507	32,450
Greenland Holdings Corp. Ltd., Class A	29,610	19,812
Greenland Hong Kong Holdings Ltd.(a)	424,000	103,665
Greentown China Holdings Ltd.(a)(b)	79,500	60,835
Guangzhou R&F Properties Co. Ltd., Class H(a)	42,400	37,156
Hanson International Tbk. PT*‡(c)	2,409,275	4,165
Highwealth Construction Corp.	32,500	57,004
Hopson Development Holdings Ltd.(a)	22,000	72,897
Huaku Development Co. Ltd.	106,000	322,188
Huang Hsiang Construction Corp.	53,000	81,874
Huijing Holdings Co. Ltd.	106,000	26,462
Iguatemi Empresa de Shopping Centers SA	5,300	42,043
IOI Properties Group Bhd.	52,800	14,138
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	14,100	9,959
Jiayuan International Group Ltd.	659,243	256,191
Jinke Properties Group Co. Ltd., Class A	14,100	9,391
Jinke Smart Services Group Co. Ltd., Class H(a)(b)	5,300	35,396
Kaisa Group Holdings Ltd.*	119,714	32,504
KE Holdings, Inc., ADR*	3,286	72,259
Kindom Development Co. Ltd.*	174,000	267,549
King’s Town Construction Co. Ltd.*	53,000	67,375

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Korea Real Estate Investment & Trust Co. Ltd.	73,955	141,448
KWG Group Holdings Ltd.	53,000	58,107
KWG Living Group Holdings Ltd.(a)(b)	53,000	50,673
LAMDA Development SA*	1,368	13,675
Logan Group Co. Ltd.	29,000	30,899
Longfor Group Holdings Ltd.(b)	58,000	270,550
LSR Group PJSC	24,973	260,149
LVGEM China Real Estate Investment Co. Ltd.*(a)	530,000	124,807
Mabanee Co. KPSC	18,444	44,329
Mah Sing Group Bhd.	805,600	161,311
MBK PCL, NVDR*	58,344	22,367
Megaworld Corp.	444,200	24,616
Midea Real Estate Holding Ltd.(a)(b)	9,400	15,870
Multiplan Empreendimentos Imobiliarios SA*	500	2,268
NEPI Rockcastle plc	15,641	105,957
Oberoi Realty Ltd.*	4,021	36,333
Origin Property PCL, NVDR	514,100	135,300
Pakuwon Jati Tbk. PT*	534,400	14,780
Parque Arauco SA*	15,651	19,819
Phoenix Mills Ltd. (The)*	5,026	58,331
Poly Developments and Holdings Group Co. Ltd., Class A*	37,100	57,521
Poly Property Group Co. Ltd.(a)	1,007,000	244,908
Poly Property Services Co. Ltd., Class H(a)(b)	4,800	27,085
Powerlong Real Estate Holdings Ltd.	41,000	27,751
Prestige Estates Projects Ltd.*	652	2,985
Prince Housing & Development Corp.*	50,000	21,366
Pruksa Holding PCL, NVDR	315,100	120,796
Quality Houses PCL, NVDR	2,293,800	153,536
Radiance Holdings Group Co. Ltd.*(b)	318,000	175,957
Red Star Macalline Group Corp. Ltd., Class H*(b)	53,000	31,236
Redco Properties Group Ltd.(b)	476,000	135,979
Redsun Properties Group Ltd.(a)	460,000	135,552
RiseSun Real Estate Development Co. Ltd., Class A	9,400	6,625
Road King Infrastructure Ltd.(a)	130,000	151,392
Robinsons Land Corp.	56,106	18,072
Ronshine China Holdings Ltd.*(a)(b)	253,500	131,460
Ruentex Development Co. Ltd.	53,000	118,262
Salhia Real Estate Co. KSCP	207,442	361,159
Seazen Group Ltd.*	80,000	59,605
Seazen Holdings Co. Ltd., Class A	4,700	23,055
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	132,500	122,695
Shanghai Lingang Holdings Corp. Ltd., Class A	5,640	13,182

Investments	Shares	Value ($)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	17,540	16,540
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	12,441
Shenzhen Investment Ltd.	99,930	28,033
Shimao Group Holdings Ltd.	32,000	63,084
Shimao Services Holdings Ltd.(a)(b)	11,000	25,479
Shinsun Holdings Group Co. Ltd.*(a)(b)	318,000	204,602
Shui On Land Ltd.*	1,802,000	287,533
Sichuan Languang Justbon Services Group Co. Ltd., Class H*(a)(b)	26,500	184,482
Sime Darby Property Bhd.	178,200	25,548
Sinic Holdings Group Co. Ltd., Class H*(a)(b)	318,000	161,635
Sino-Ocean Group Holding Ltd.	1,563,500	325,930
SK D&D Co. Ltd.	3,684	118,183
Skyfame Realty Holdings Ltd.*	1,590,000	188,233
SM Prime Holdings, Inc.	233,200	146,727
SOHO China Ltd.*	48,500	17,974
SP Setia Bhd. Group*	75,694	18,475
Sunac China Holdings Ltd.*	88,000	228,176
Sunac Services Holdings Ltd.(b)	24,000	64,855
Supalai PCL, NVDR	29,000	18,617
Talaat Moustafa Group	489,799	224,238
Times China Holdings Ltd.(a)	29,000	27,391
United Development Co. QSC	67,999	27,211
UOA Development Bhd.	20,600	7,762
Vista Land & Lifescapes, Inc.	1,509,200	102,958
WHA Corp. PCL, NVDR	113,390	10,557
Wharf Holdings Ltd. (The)(a)	53,000	179,708
Yango Group Co. Ltd., Class A	14,100	9,544
Yuexiu Property Co. Ltd.	63,600	59,171
Yuzhou Group Holdings Co. Ltd.(a)	1,056,349	217,490
Zhenro Properties Group Ltd.(a)(b)	87,000	48,587
Zhongliang Holdings Group Co. Ltd.(a)(b)	329,500	178,505
Zhongtian Financial Group Co. Ltd., Class A*	28,200	9,478
Zhuguang Holdings Group Co. Ltd.(a)	982,000	197,128

		13,814,258

Road & Rail - 0.1%
BTS Group Holdings PCL, NVDR	103,040	26,648
Cia de Locacao das Americas*	4,500	23,772
CJ Logistics Corp.*	150	22,951
Container Corp. of India Ltd.	4,571	39,552
Dazhong Transportation Group Co. Ltd., Class B	200	58
Localiza Rent a Car SA*	9,850	118,936
Rumo SA*	21,200	85,095
SIMPAR SA	4,344	58,782

		375,794

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 5.6%
ADATA Technology Co. Ltd.*	16,000	62,364
Advanced Wireless Semiconductor Co.	11,000	64,509
Alchip Technologies Ltd.	1,000	22,635
Ardentec Corp.*	212,000	448,790
ASE Technology Holding Co. Ltd.	117,000	512,516
ASMedia Technology, Inc.	1,000	69,909
Chipbond Technology Corp.	15,000	40,229
ChipMOS Technologies, Inc.*	31,000	59,085
D&O Green Technologies Bhd.	31,800	39,938
Daqo New Energy Corp., ADR*(a)	934	55,339
DB HiTek Co. Ltd.	1,773	94,026
Elan Microelectronics Corp.	4,000	25,889
eMemory Technology, Inc.	1,000	46,844
ENNOSTAR, Inc.*	7,000	20,526
Eo Technics Co. Ltd.	134	13,479
Episil Holdings, Inc.*	17,000	62,310
Eugene Technology Co. Ltd.	1,219	48,325
Everlight Electronics Co. Ltd.	212,000	474,565
Flat Glass Group Co. Ltd., Class A	5,000	33,185
Flat Glass Group Co. Ltd., Class H(a)	7,000	31,211
FocalTech Systems Co. Ltd.	4,000	39,549
Foxsemicon Integrated Technology, Inc.*	6,000	49,991
GCL System Integration Technology Co. Ltd., Class A*	53,000	34,970
GemVax & Kael Co. Ltd.*	920	16,556
Gigadevice Semiconductor Beijing, Inc., Class A	2,240	79,815
Global Lighting Technologies, Inc.*	41,000	132,537
Globalwafers Co. Ltd.	4,000	121,151
Gudeng Precision Industrial Co. Ltd.	4,000	38,334
Hangzhou Silan Microelectronics Co. Ltd., Class A	5,000	53,970
Hua Hong Semiconductor Ltd.*(b)	6,000	37,871
ITE Technology, Inc.*	11,000	49,562
JA Solar Technology Co. Ltd., Class A	5,000	47,241
JCET Group Co. Ltd., Class A	5,300	32,163
Jusung Engineering Co. Ltd.*	2,862	35,456
KC Tech Co. Ltd.	6,837	169,699
King Yuan Electronics Co. Ltd.*	35,000	58,073
Koh Young Technology, Inc.	1,007	21,405
LandMark Optoelectronics Corp.*	5,000	42,374
LEENO Industrial, Inc.	180	27,980
LONGi Green Energy Technology Co. Ltd., Class A	7,420	98,745
LX Semicon Co. Ltd.	411	42,842
Macronix International Co. Ltd.*	78,000	115,752
MediaTek, Inc.	31,000	1,008,761
Mi Technovation Bhd.	26,500	24,428
MiCo Ltd.*	1,855	22,336
MLS Co. Ltd., Class A	1,100	2,760
Nanya Technology Corp.*	21,000	54,293

Investments	Shares	Value ($)
NAURA Technology Group Co. Ltd., Class A	1,200	80,294
NEPES Corp.*	1,325	43,773
Novatek Microelectronics Corp.*	10,000	182,728
Parade Technologies Ltd.	1,400	85,607
Phison Electronics Corp.*	3,000	51,064
Pixart Imaging, Inc.	9,000	62,596
Powertech Technology, Inc.	21,000	82,979
Radiant Opto-Electronics Corp.	14,330	54,061
RDC Semiconductor Co. Ltd.*	3,000	44,949
Realtek Semiconductor Corp.*	10,070	211,735
RFHIC Corp.	829	26,486
S&S Tech Corp.	423	11,676
Sanan Optoelectronics Co. Ltd., Class A	9,400	61,994
Seoul Semiconductor Co. Ltd.	1,370	21,915
SFA Semicon Co. Ltd.*	3,233	20,125
Shenzhen Goodix Technology Co. Ltd., Class A	1,800	33,258
Sigurd Microelectronics Corp.*	212,000	485,936
Silergy Corp.	2,000	269,265
Silicon Integrated Systems Corp.	53,000	48,518
SIMMTECH Co. Ltd.	9,646	207,973
Sino-American Silicon Products, Inc.	13,000	87,860
Sitronix Technology Corp.	1,000	13,731
SK Hynix, Inc.	18,073	1,767,627
Taiwan Mask Corp.	13,000	45,789
Taiwan Semiconductor Manufacturing Co. Ltd.	371,000	7,694,618
Taiwan Surface Mounting Technology Corp.*	13,000	58,108
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	4,700	36,442
Tianshui Huatian Technology Co. Ltd., Class A	5,300	11,665
Tokai Carbon Korea Co. Ltd.	86	14,557
TongFu Microelectronics Co. Ltd., Class A	4,700	16,911
Topco Scientific Co. Ltd.	78,000	361,201
United Microelectronics Corp.	212,000	438,176
United Renewable Energy Co. Ltd.*(c)	94,003	40,674
Vanguard International Semiconductor Corp.*	13,000	53,692
Via Technologies, Inc.*	106,000	204,684
ViTrox Corp. Bhd.	4,800	21,498
Wafer Works Corp.*	33,000	82,367
Will Semiconductor Co. Ltd. Shanghai, Class A	600	28,074
Win Semiconductors Corp.	6,961	86,126
Winbond Electronics Corp.	57,000	69,709
Wonik Holdings Co. Ltd.*	18,603	98,979
WONIK IPS Co. Ltd.	824	33,204
Wuxi Taiji Industry Co. Ltd., Class A	21,200	30,669
XinTec, Inc.*	3,000	18,022

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Xinyi Solar Holdings Ltd.	81,343	163,289

		18,248,892

Software - 0.3%
360 Security Technology, Inc., Class A*	9,400	17,384
Agora, Inc., ADR*(a)	376	11,874
Ahnlab, Inc.	190	11,183
AsiaInfo Technologies Ltd.(b)	21,200	31,700
Birlasoft Ltd.	9,487	51,205
China Youzan Ltd.*(a)	300,000	42,851
Cyient Ltd.	4,770	63,247
Douzone Bizon Co. Ltd.	214	15,572
Iflytek Co. Ltd., Class A	4,700	42,659
Intellect Design Arena Ltd.*	5,035	50,583
Kingdee International Software Group Co. Ltd.*	53,000	165,045
Kingsoft Corp. Ltd.(a)	16,000	74,532
Ming Yuan Cloud Group Holdings Ltd.*(a)	11,000	41,049
Oracle Financial Services Software Ltd.	632	36,651
Shanghai Baosight Software Co. Ltd., Class A	5,200	53,802
Shanghai Baosight Software Co. Ltd., Class B	14,430	51,457
Tanla Platforms Ltd.	3,710	47,525
Tata Elxsi Ltd.	954	54,176
TOTVS SA	10,700	73,508
Weimob, Inc.*(a)(b)	25,000	33,779
Yonyou Network Technology Co. Ltd., Class A	4,700	26,061

		995,843

Specialty Retail - 1.6%
Abu Dhabi National Oil Co. for Distribution PJSC	52,364	62,156
Ace Hardware Indonesia Tbk. PT	206,000	18,802
China Meidong Auto Holdings Ltd.	8,000	43,134
China Tourism Group Duty Free Corp. Ltd., Class A	2,500	93,320
China Yongda Automobiles Services Holdings Ltd.	59,500	110,866
Cuckoo Homesys Co. Ltd.	3,286	129,269
Detsky Mir PJSC(b)	377,890	724,802
EEKA Fashion Holdings Ltd.(a)	106,000	143,221
Foschini Group Ltd. (The)*	11,040	116,937
GOME Retail Holdings Ltd.*(a)	279,447	30,565
Grupo SBF SA*	5,300	36,143
Home Product Center PCL, NVDR	63,300	25,615
Hotai Motor Co. Ltd.	6,000	126,587
Hotel Shilla Co. Ltd.	396	32,189
Italtile Ltd.	10,931	11,956
Jarir Marketing Co.	839	45,010
JUMBO SA	2,397	38,088
LOTTE Himart Co. Ltd.	4,440	137,417
M.Video PJSC	23,055	202,063
Motus Holdings Ltd.	87,980	511,927
MR DIY Group M Bhd.(b)	58,300	48,215
Mr Price Group Ltd.	5,618	83,720

Investments	Shares	Value ($)
Pan German Universal Motors Ltd.	21,000	168,961
Pet Center Comercio e Participacoes SA	6,307	27,987
Petrobras Distribuidora SA	21,200	116,686
Pop Mart International Group Ltd.*(a)(b)	8,200	60,040
Pou Sheng International Holdings Ltd.*	1,010,000	201,449
PTG Energy PCL, NVDR	26,300	12,563
PTT Oil & Retail Business PCL, NVDR	79,500	67,122
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	18,800	28,391
Shinsegae International, Inc.	81	13,661
Siam Global House PCL, NVDR	16,622	11,530
Suning.com Co. Ltd., Class A*	23,500	21,475
Super Group Ltd.*	186,878	406,491
Topsports International Holdings Ltd.(b)	13,000	18,134
Truworths International Ltd.	221,487	935,685
United Electronics Co.	1,961	70,798
Via Varejo S/A*	23,200	56,748
Zhongsheng Group Holdings Ltd.(a)	9,000	82,690

		5,072,413

Technology Hardware, Storage & Peripherals - 5.4%
Acer, Inc.	47,858	46,549
Advantech Co. Ltd.	7,941	103,362
Asia Vital Components Co. Ltd.*	146,000	392,605
Asustek Computer, Inc.*	24,000	301,234
AURAS Technology Co. Ltd.*	37,000	236,170
Catcher Technology Co. Ltd.	24,000	158,770
Chicony Electronics Co. Ltd.	15,992	46,035
Clevo Co.	53,000	56,288
Compal Electronics, Inc.	159,000	122,811
CosmoAM&T Co. Ltd.*	1,802	66,190
Getac Technology Corp.	13,000	26,079
Gigabyte Technology Co. Ltd.	20,000	71,518
HTC Corp.*	18,000	25,264
Innodisk Corp.	4,733	40,619
Inventec Corp.	87,000	72,954
KONA I Co. Ltd.*	689	25,607
Legend Holdings Corp., Class H(b)	301,300	428,811
Lenovo Group Ltd.(a)	212,000	197,509
Lite-On Technology Corp.	81,000	185,664
Micro-Star International Co. Ltd.	31,000	164,062
Mitac Holdings Corp.	46,600	47,325
Ninestar Corp., Class A	4,700	26,163
Pegatron Corp.	79,000	190,120
Primax Electronics Ltd.*	212,000	466,226
Qisda Corp.	60,000	63,293
Quanta Computer, Inc.	96,000	265,360
Samsung Electronics Co. Ltd.	171,932	11,733,677
Samsung Electronics Co. Ltd. (Preference)	27,560	1,727,517
Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	13,417
Sunrex Technology Corp.	39,000	77,121

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Wistron Corp.	106,000	105,185
Wiwynn Corp.	3,000	100,518

		17,584,023

Textiles, Apparel & Luxury Goods - 1.4%
Aditya Birla Fashion and Retail Ltd.*	6,536	19,696
Aksa Akrilik Kimya Sanayii A/S	68,317	132,140
Alok Industries Ltd.*	635,682	210,143
Alpargatas SA (Preference)*	5,300	52,989
ANTA Sports Products Ltd.	22,000	479,282
Arezzo Industria e Comercio SA	3,752	65,985
Bata India Ltd.*	122	2,655
Bosideng International Holdings Ltd.(a)	96,000	59,914
Eclat Textile Co. Ltd.*	4,698	102,477
F&F Holdings Co. Ltd.	103	3,340
Feng TAY Enterprise Co. Ltd.	10,600	87,559
FF Group*‡(c)	3,536	—
Fila Holdings Corp.	1,167	52,960
Fuguiniao Group Ltd.*‡(c)	334,800	—
Grendene SA	8,264	17,709
Grupo de Moda Soma SA*	15,900	54,214
Guararapes Confeccoes SA*	2,400	8,216
Handsome Co. Ltd.	6,840	233,401
Hansae Co. Ltd.	1,281	23,387
Hwaseung Enterprise Co. Ltd.	331	4,662
Hyosung TNC Corp.	106	81,925
Lao Feng Xiang Co. Ltd., Class B	2,500	8,637
LF Corp.	9,063	145,370
Li Ning Co. Ltd.	40,500	426,826
Makalot Industrial Co. Ltd.	4,334	36,808
Nan Liu Enterprise Co. Ltd.*	23,000	108,975
Page Industries Ltd.	130	55,033
Pou Chen Corp.	106,000	133,803
Rajesh Exports Ltd.	66,496	553,977
Ruentex Industries Ltd.*	15,800	55,369
Shenzhou International Group Holdings Ltd.	15,900	351,096
Tainan Spinning Co. Ltd.	48,555	42,105
Taiwan Paiho Ltd.	17,000	56,353
Texhong Textile Group Ltd.	132,500	193,349
Titan Co. Ltd.	8,957	206,373
Trident Ltd.	676,969	187,857
Vaibhav Global Ltd.	3,286	36,640
Vivara Participacoes SA	5,300	32,127
Youngone Corp.	890	30,834
Youngone Holdings Co. Ltd.	2,610	104,945

		4,459,131

Thrifts & Mortgage Finance - 0.5%
Aavas Financiers Ltd.*	611	20,705
Can Fin Homes Ltd.	4,876	35,370
Housing Development Finance Corp. Ltd.	35,404	1,161,412
LIC Housing Finance Ltd.	10,918	60,220
PNB Housing Finance Ltd.*(b)	20,935	188,687

		1,466,394

Investments	Shares	Value ($)
Tobacco - 0.3%
British American Tobacco Malaysia Bhd.	5,900	20,468
Eastern Co. SAE	29,100	21,809
Gudang Garam Tbk. PT	14,900	33,792
ITC Ltd.	63,017	173,558
KT&G Corp.	4,285	306,591
Philip Morris CR A/S	212	143,276
RLX Technology, Inc., ADR*(a)	30,528	133,102
Smoore International Holdings Ltd.(b)	33,000	141,832

		974,428

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	4,998	95,389
ALAFCO Aviation Lease & Finance Co. KSCP*	172,780	127,112
Barloworld Ltd.	101,518	750,034
BOC Aviation Ltd.(a)(b)	9,400	69,007
COSCO SHIPPING Development Co. Ltd., Class A	37,600	19,160
IndiaMart InterMesh Ltd.*(b)	192	18,436
LX International Corp.	14,840	398,658
Posco International Corp.	2,165	48,655
SK Networks Co. Ltd.	2,415	13,017
Xiamen C & D, Inc., Class A	9,400	10,294

		1,549,762

Transportation Infrastructure - 1.1%
Adani Ports & Special Economic Zone Ltd.	12,564	113,880
Airports of Thailand PCL	54,000	92,827
Airports of Thailand PCL, NVDR	25,500	43,835
Anhui Expressway Co. Ltd., Class H	144,000	85,979
Bangkok Expressway & Metro PCL, NVDR	136,300	31,724
Beijing Capital International Airport Co. Ltd., Class H*	106,000	60,835
CCR SA	14,100	35,612
China Merchants Port Holdings Co. Ltd.	55,407	77,144
COSCO SHIPPING Ports Ltd.	856,749	610,767
EcoRodovias Infraestrutura e Logistica SA*	4,700	9,962
Evergreen International Storage & Transport Corp.	50,000	57,483
GMR Infrastructure Ltd.*	48,418	18,478
Grupo Aeroportuario del Centro Norte SAB de CV*	11,781	72,284
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	5,300	61,104
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,670	66,825
Hainan Meilan International Airport Co. Ltd.*	6,000	19,263
International Container Terminal Services, Inc.	20,810	64,739
Jasa Marga Persero Tbk. PT*	39,723	10,822

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Jiangsu Expressway Co. Ltd., Class H	20,000	21,361
Lingkaran Trans Kota Holdings Bhd.	127,200	110,320
Malaysia Airports Holdings Bhd.*	27,900	38,214
MMC Corp. Bhd.	461,100	191,214
Ningbo Zhoushan Port Co. Ltd., Class A	23,500	13,467
Novorossiysk Commercial Sea Port PJSC	1,470,796	144,771
Promotora y Operadora de Infraestructura SAB de CV	2,160	16,330
Qingdao Port International Co. Ltd., Class H(b)	47,000	24,192
Santos Brasil Participacoes SA*	31,800	55,975
Saudi Ground Services Co.*	6,466	60,343
Shanghai International Airport Co. Ltd., Class A	5,300	31,646
Shanghai International Port Group Co. Ltd., Class A	61,100	46,656
Shenzhen Airport Co. Ltd., Class A*	9,400	10,133
Shenzhen Expressway Co. Ltd., Class A	9,400	12,303
Shenzhen Expressway Co. Ltd., Class H	22,000	20,779
Shenzhen International Holdings Ltd.(a)	33,343	43,936
Shenzhen Investment Holdings Bay Area Development Co. Ltd.	265,000	99,573
Sichuan Expressway Co. Ltd., Class H(a)	318,000	70,792
Sociedad Matriz SAAM SA	2,439,484	151,080
Taiwan High Speed Rail Corp.*	54,000	58,605
TAV Havalimanlari Holding A/S*	10,176	27,258
Westports Holdings Bhd.	17,500	16,836
Yuexiu Transport Infrastructure Ltd.	424,000	223,698
Zhejiang Expressway Co. Ltd., Class H(a)	742,000	626,354

		3,649,399

Water Utilities - 0.5%
Aguas Andinas SA, Class A	36,828	7,488
Beijing Enterprises Water Group Ltd.*(a)	234,000	85,817
China Water Affairs Group Ltd.(a)	424,000	319,178
Chongqing Water Group Co. Ltd., Class A	18,800	15,287
Cia de Saneamento Basico do Estado de Sao Paulo*	10,000	68,893
Cia de Saneamento de Minas Gerais-COPASA	95,400	256,891
Cia de Saneamento do Parana*	116,600	440,838
Grandblue Environment Co. Ltd., Class A	4,700	15,819
Guangdong Investment Ltd.	106,000	148,404
Inversiones Aguas Metropolitanas SA	256,562	137,593

Investments	Shares		Value ($)
Luenmei Quantum Co. Ltd., Class A		9,400	12,405

			1,508,613

Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL, NVDR		19,800	108,134
America Movil SAB de CV, Series L(a)		757,900	636,560
Axiata Group Bhd.		83,304	73,631
Bharti Airtel Ltd.		44,247	333,956
DiGi.Com Bhd.		68,900	67,757
Empresa Nacional de Telecomunicaciones SA		1,467	7,057
Etihad Etisalat Co.		5,160	44,234
Far EasTone Telecommunications Co. Ltd.		30,000	65,010
Globe Telecom, Inc.		580	21,582
Indosat Tbk. PT*		31,800	12,973
Intouch Holdings PCL, NVDR		24,000	47,098
Maxis Bhd.		32,900	33,212
Mobile Telecommunications Co. KSCP		76,797	151,089
Mobile Telecommunications Co. Saudi Arabia*		15,090	57,135
Mobile TeleSystems PJSC		30,216	130,058
MTN Group Ltd.*		56,869	409,779
PLDT, Inc.		3,320	81,364
Sistema PJSFC		122,643	49,461
SK Telecom Co. Ltd.		1,193	312,187
Taiwan Mobile Co. Ltd.*		30,000	111,568
TIM SA*		24,700	54,323
Total Access Communication PCL, NVDR		15,200	17,458
Turkcell Iletisim Hizmetleri A/S		41,075	75,010
Vodacom Group Ltd.		25,705	229,555
Vodafone Idea Ltd.*		97,468	10,806
Vodafone Qatar QSC		145,644	63,042

			3,204,039

TOTAL COMMON STOCKS (COST $260,665,312)			322,640,775

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(d)

Food Products - 0.0%(d)
Britannia Industries Ltd.
8.00%, 8/28/2022	INR	2,231	31
Series N3, 5.50%, 6/3/2024	INR	61,045	824

			855

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)		Value ($)
Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025	INR	49,126	9,151

TOTAL CORPORATE BONDS (Cost $870)			10,006

Investments	Number of Rights		Value ($)
RIGHTS - 0.0%(d)

Insurance - 0.0%(d)
Shin Kong Financial Holding Co. Ltd., expiring 8/13/2021, price 8.20 TWD*(c) 21,626			750

Semiconductors & Semiconductor Equipment - 0.0%(d)
Episil Holdings, Inc., expiring 8/6/2021, price 63.90 TWD*(c) 259			357

TOTAL RIGHTS (Cost $–)			1,107

Investments	Number of Warrants		Value ($)
WARRANTS - 0.0%

Road & Rail - 0.0%
BTS Group Holdings PCL, expiring 12/31/2025, price 14.900000 THB*‡(c)		20,608	—
BTS Group Holdings PCL, expiring 12/31/2025, price 9.900000 THB*‡(c)		5,152	—
BTS Group Holdings PCL, expiring 12/31/2025, price 11.900000 THB*‡(c)		10,304	—

TOTAL WARRANTS (Cost $–)			—

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 1.4%

REPURCHASE AGREEMENTS - 1.4%
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $1,900,010, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 1.63%, maturing 8/15/2022 - 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% - 1.25%, maturing 4/20/2026 - 2/14/2031; total market value $1,932,747 1,900,000		1,900,000
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $2,599,513, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $2,642,986	2,599,502	2,599,502

		4,499,502

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $4,499,502)		4,499,502

Total Investments - 100.2% (Cost $265,165,684)		327,151,390
Liabilities in excess of other assets - (0.2%)		(706,313)

Net Assets - 100.0%		326,445,077

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $12,975,057, collateralized in the form of cash with a value of $4,499,502 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,191,790 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $5,532,228 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 25, 2021 – June 30, 2120; a total value of $14,223,520.

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $530,459, which represents approximately 0.16% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $4,499,502.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
THB	Thai Baht
TWD	Taiwan Dollar

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	69	09/17/2021	USD	$4,408,065	$(242,063)

See Accompanying Notes to the Schedules of Investments.

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
INR*	12,110,000	Toronto-Dominion Bank (The)	USD	161,771	09/15/2021	$266
KRW*	553,530,000	Morgan Stanley	USD	479,160	09/15/2021	1,725
USD	66,615	JPMorgan Chase Bank	BRL*	339,553	09/15/2021	1,039
USD	1,256,948	Citibank NA	HKD	9,756,137	09/15/2021	1,403
USD	241,375	Citibank NA	INR*	17,798,500	09/15/2021	3,224
USD	773,658	Goldman Sachs & Co.	KRW*	860,956,590	09/15/2021	25,693
USD	83,691	Goldman Sachs & Co.	RUB*	6,123,045	09/15/2021	609
USD	31,997	JPMorgan Chase Bank	TWD*	876,120	09/15/2021	668
USD	12,215	Goldman Sachs & Co.	ZAR	170,000	09/15/2021	659

Net unrealized appreciation						$35,286

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
RUB — Russian Ruble
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Brazil	5.1%
Chile	0.7
China	27.6
Colombia	0.6
Czech Republic	0.1
Egypt	0.4
Greece	0.3
Hungary	0.3
India	10.0
Indonesia	1.5
Kuwait	0.8
Malaysia	2.1
Mexico	2.3
Pakistan	0.5
Peru	0.2
Philippines	0.8%
Qatar	0.7
Russia	3.6
Saudi Arabia	1.9
South Africa	5.1
South Korea	16.5
Taiwan	14.1
Thailand	1.7
Turkey	1.1
United Arab Emirates	0.8
Other[1]	1.2

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Aerospace & Defense - 0.2%
Lockheed Martin Corp.	936	347,883

Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	6,042	774,886
United Parcel Service, Inc., Class B	4,902	938,047

		1,712,933

Automobiles - 1.3%
Ford Motor Co.*	18,696	260,809
Tesla, Inc.*	2,166	1,488,475

		1,749,284

Banks - 4.1%
Bank of America Corp.	20,520	787,147
Citigroup, Inc.	28,386	1,919,461
Citizens Financial Group, Inc.	14,706	620,005
JPMorgan Chase & Co.	684	103,818
Wells Fargo & Co.	47,994	2,204,844

		5,635,275

Beverages - 0.5%
Monster Beverage Corp.*	7,752	731,169

Biotechnology - 2.0%
AbbVie, Inc.	—(a)	46
Amgen, Inc.	7,296	1,762,276
Gilead Sciences, Inc.	3,420	233,552
Moderna, Inc.*	1,368	483,725
Regeneron Pharmaceuticals, Inc.*	36	20,686
Vertex Pharmaceuticals, Inc.*	1,482	298,742

		2,799,027

Building Products - 1.2%
Lennox International, Inc.	1,254	413,105
Masco Corp.	9,804	585,397
Trane Technologies plc	3,420	696,346

		1,694,848

Capital Markets - 2.1%
Ameriprise Financial, Inc.	351	90,404
Bank of New York Mellon Corp. (The)	13,224	678,788
Goldman Sachs Group, Inc. (The)	798	299,154
Morgan Stanley	19,494	1,871,034

		2,939,380

Chemicals - 1.2%
Dow, Inc.	12,768	793,659
DuPont de Nemours, Inc.	11,172	838,458

		1,632,117

Communications Equipment - 1.6%
Cisco Systems, Inc.	40,014	2,215,575

Consumer Finance - 2.4%
American Express Co.	2,736	466,570

Investments	Shares	Value ($)
Capital One Financial Corp.	7,866	1,271,932
Discover Financial Services	6,726	836,176
Synchrony Financial	16,074	755,800

		3,330,478

Distributors - 0.5%
Pool Corp.	1,599	764,034

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B*	7,752	2,157,304

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	19,836	556,400
Liberty Global plc, Class C*	1,287	34,569
Verizon Communications, Inc.	11,208	625,182

		1,216,151

Electric Utilities - 1.9%
Duke Energy Corp.	2,223	233,659
Exelon Corp.	16,986	794,945
Pinnacle West Capital Corp.	5,647	471,807
Southern Co. (The)	18,126	1,157,708

		2,658,119

Electrical Equipment - 0.9%
Eaton Corp. plc	3,306	522,513
Emerson Electric Co.	1,368	138,018
Generac Holdings, Inc.*	1,368	573,684

		1,234,215

Energy Equipment & Services - 1.0%
Baker Hughes Co.	27,702	588,390
Halliburton Co.	3,420	70,726
Schlumberger NV	24,624	709,910

		1,369,026

Entertainment - 1.9%
Activision Blizzard, Inc.	13,110	1,096,258
Electronic Arts, Inc.	5,130	738,515
Netflix, Inc.*	266	137,674
Take-Two Interactive Software, Inc.*	3,534	612,866

		2,585,313

Equity Real Estate Investment Trusts (REITs) - 1.2%
Essex Property Trust, Inc.	149	48,887
Mid-America Apartment Communities, Inc.	342	66,040
Public Storage	2,850	890,568
Weyerhaeuser Co.	19,608	661,378

		1,666,873

Food & Staples Retailing - 0.2%
Walmart, Inc.	2,394	341,265

Food Products - 0.7%
Campbell Soup Co.(b)	4,243	185,504
General Mills, Inc.	3,192	187,881
Hershey Co. (The)	1,368	244,708
Kraft Heinz Co. (The)	9,462	364,003

		982,096

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	2,052	248,251
Hologic, Inc.*	4,674	350,737
IDEXX Laboratories, Inc.*	1,482	1,005,581
Quidel Corp.*(b)	1,254	177,403
ResMed, Inc.	2,052	557,734

		2,339,706

Health Care Providers & Services - 3.8%
Anthem, Inc.	570	218,886
Cardinal Health, Inc.	8,837	524,741
Cigna Corp.	456	104,647
DaVita, Inc.*	2,964	356,421
HCA Healthcare, Inc.	4,674	1,160,087
Humana, Inc.	456	194,192
Laboratory Corp. of America Holdings*	2,736	810,266
McKesson Corp.	3,762	766,809
UnitedHealth Group, Inc.	2,622	1,080,841

		5,216,890

Health Care Technology - 0.5%
Cerner Corp.	8,208	659,841
Veeva Systems, Inc., Class A*	117	38,927

		698,768

Hotels, Restaurants & Leisure - 0.3%
Yum! Brands, Inc.	2,925	384,316

Household Durables - 1.1%
Lennar Corp., Class A	5,472	575,381
PulteGroup, Inc.	12,084	663,049
Whirlpool Corp.	1,026	227,300

		1,465,730

Household Products - 2.3%
Colgate-Palmolive Co.	12,654	1,005,993
Procter & Gamble Co. (The)	15,276	2,172,705

		3,178,698

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp. (The)	27,816	659,239

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	3,648	852,866

Insurance - 2.1%
Aflac, Inc.	5,358	294,690
Allstate Corp. (The)	5,928	770,936
American International Group, Inc.	13,908	658,544
MetLife, Inc.	13,224	763,025
Prudential Financial, Inc.	4,104	411,549

		2,898,744

Interactive Media & Services - 8.8%
Alphabet, Inc., Class A*	1,710	4,607,646
Alphabet, Inc., Class C*	1,574	4,256,757
Facebook, Inc., Class A*	9,462	3,371,311

		12,235,714

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	984	3,274,349
eBay, Inc.	11,058	754,266

Investments	Shares	Value ($)
Etsy, Inc.*	3,078	564,844

		4,593,459

IT Services - 4.8%
Accenture plc, Class A	3,876	1,231,328
Cognizant Technology Solutions Corp., Class A	5,179	380,812
FleetCor Technologies, Inc.*	585	151,059
Gartner, Inc.*	2,052	543,226
Jack Henry & Associates, Inc.	2,622	456,464
Mastercard, Inc., Class A	1,482	571,963
Paychex, Inc.	1,872	213,071
PayPal Holdings, Inc.*	684	188,462
Square, Inc., Class A*	468	115,718
VeriSign, Inc.*	684	147,997
Visa, Inc., Class A(b)	10,716	2,640,315

		6,640,415

Life Sciences Tools & Services - 1.3%
ICON plc*	342	83,198
Mettler-Toledo International, Inc.*	522	769,277
Waters Corp.*	2,280	888,767

		1,741,242

Machinery - 1.5%
Dover Corp.	468	78,212
Illinois Tool Works, Inc.	5,244	1,188,658
Parker-Hannifin Corp.	2,508	782,571

		2,049,441

Media - 1.4%
Comcast Corp., Class A	7,638	449,343
Discovery, Inc., Class A*(b)	10,260	297,643
Discovery, Inc., Class C*	2,925	79,297
Fox Corp., Class A	18,126	646,373
Omnicom Group, Inc.	7,410	539,596

		2,012,252

Metals & Mining - 0.6%
Newmont Corp.	13,224	830,732

Multiline Retail - 1.3%
Target Corp.	7,182	1,874,861

Multi-Utilities - 1.0%
DTE Energy Co.	798	93,621
Public Service Enterprise Group, Inc.	11,970	744,893
WEC Energy Group, Inc.	6,156	579,526

		1,418,040

Oil, Gas & Consumable Fuels - 0.9%
DT Midstream, Inc.*	1	21
Kinder Morgan, Inc.	31,284	543,716
Occidental Petroleum Corp.	20,178	526,646
Williams Cos., Inc. (The)	7,866	197,043

		1,267,426

Pharmaceuticals - 4.4%
Eli Lilly and Co.	10,374	2,526,069
Johnson & Johnson	17,670	3,042,774
Merck & Co., Inc.	6,115	470,060
Organon & Co.*	602	17,464
Pfizer, Inc.	2,106	90,157

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Viatris, Inc.	—(a)	1

		6,146,525

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	8,778	846,726

Road & Rail - 0.4%
Old Dominion Freight Line, Inc.	2,106	566,830

Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	798	111,664
Broadcom, Inc.	1,711	830,519
Intel Corp.	21,774	1,169,699
KLA Corp.	1,710	595,354
Lam Research Corp.	2,052	1,307,965
Maxim Integrated Products, Inc.*	2,622	261,964
Microchip Technology, Inc.	342	48,947
NVIDIA Corp.	912	177,831
QUALCOMM, Inc.	3,042	455,692
Texas Instruments, Inc.	11,514	2,194,799

		7,154,434

Software - 11.2%
Adobe, Inc.*	4,218	2,622,035
Autodesk, Inc.*	1,254	402,697
Check Point Software Technologies Ltd.*	4,902	623,044
Citrix Systems, Inc.	2,280	229,710
Fair Isaac Corp.*	610	319,585
Fortinet, Inc.*	1,938	527,601
Intuit, Inc.	3,990	2,114,580
Microsoft Corp.	20,406	5,813,874
Oracle Corp.	27,930	2,433,820
SS&C Technologies Holdings, Inc.	351	27,515
Zoom Video Communications, Inc., Class A*	1,254	474,138

		15,588,599

Specialty Retail - 1.7%
Best Buy Co., Inc.	3,876	435,469
Home Depot, Inc. (The)	3,534	1,159,824
Lowe’s Cos., Inc.	4,218	812,766

		2,408,059

Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	69,882	10,192,989
HP, Inc.	14,022	404,815
NetApp, Inc.	1,170	93,120

		10,690,924

Tobacco - 0.8%
Altria Group, Inc.	4,446	213,586
Philip Morris International, Inc.	9,234	924,231

		1,137,817

Trading Companies & Distributors - 0.5%
United Rentals, Inc.*	1,062	349,982
WW Grainger, Inc.	739	328,545

		678,527

TOTAL COMMON STOCKS (COST $108,968,376)		137,339,345

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.3%

REPURCHASE AGREEMENTS - 0.3%
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $383,650, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $390,066 (Cost $383,648)	383,648	383,648

Total Investments - 99.2% (Cost $109,352,024)		137,722,993
Other assets less liabilities - 0.8%		1,153,043

Net Assets - 100.0%		138,876,036

*	Non-income producing security.
(a)	Amount represents less than one share.
(b)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $707,258, collateralized in the form of cash with a value of $383,648 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $262,508 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from August 31, 2021 – May 15, 2050 and $94,197 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 25, 2021 – September 20, 2117; a total value of $740,353.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $383,648.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	6	09/17/2021	USD	$1,316,850	$26,026

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%

Aerospace & Defense - 0.1%
Teledyne Technologies, Inc.*	252	114,098

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	630	56,177
FedEx Corp.	1,764	493,832

		550,009

Automobiles - 3.3%
Ford Motor Co.*	11,025	153,799
General Motors Co.*	11,151	633,823
Tesla, Inc.*	6,993	4,805,589

		5,593,211

Banks - 5.6%
Bank of America Corp.	67,977	2,607,598
Citigroup, Inc.	17,955	1,214,117
Fifth Third Bancorp	4,914	178,329
Huntington Bancshares, Inc.	8,694	122,411
JPMorgan Chase & Co.	27,090	4,111,720
KeyCorp	8,379	164,731
PNC Financial Services Group, Inc. (The)	2,016	367,739
US Bancorp	11,403	633,323

		9,399,968

Beverages - 2.2%
Coca-Cola Co. (The)	28,665	1,634,765
Coca-Cola Europacific Partners plc	1,575	97,745
PepsiCo, Inc.	12,411	1,947,906

		3,680,416

Biotechnology - 0.9%
AbbVie, Inc.	5,481	637,441
Alnylam Pharmaceuticals, Inc.*	630	112,732
Gilead Sciences, Inc.	5,166	352,786
Incyte Corp.*	945	73,096
Vertex Pharmaceuticals, Inc.*	1,890	380,986

		1,557,041

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	567	55,266
Johnson Controls International plc	4,851	346,458
Lennox International, Inc.	189	62,262
Trane Technologies plc	1,701	346,341

		810,327

Capital Markets - 2.9%
Bank of New York Mellon Corp. (The)	2,961	151,988
BlackRock, Inc.	1,323	1,147,266
Goldman Sachs Group, Inc. (The)	3,087	1,157,255
Moody’s Corp.	441	165,816
Morgan Stanley	12,978	1,245,628
Raymond James Financial, Inc.	693	89,730
S&P Global, Inc.(a)	1,134	486,168

Investments	Shares	Value ($)
State Street Corp.	3,024	263,511
T. Rowe Price Group, Inc.	504	102,897

		4,810,259

Chemicals - 1.0%
Air Products and Chemicals, Inc.	945	275,023
Celanese Corp.	1,008	157,016
Ecolab, Inc.	1,575	347,807
International Flavors & Fragrances, Inc.	1,764	265,729
PPG Industries, Inc.	1,197	195,734
Sherwin-Williams Co. (The)	1,512	440,037

		1,681,346

Commercial Services & Supplies - 0.3%
Cintas Corp.	882	347,667
Republic Services, Inc.	1,008	119,307

		466,974

Communications Equipment - 0.7%
Arista Networks, Inc.*	441	167,752
Cisco Systems, Inc.	19,341	1,070,911

		1,238,663

Consumer Finance - 0.9%
Ally Financial, Inc.	504	25,885
American Express Co.	2,772	472,709
Capital One Financial Corp.	3,843	621,413
Discover Financial Services	1,134	140,979
Synchrony Financial	4,095	192,547

		1,453,533

Containers & Packaging - 0.3%
Amcor plc	4,662	53,893
Ball Corp.	2,079	168,149
International Paper Co.	1,638	94,611
Packaging Corp. of America	693	98,059
Westrock Co.	1,575	77,506

		492,218

Distributors - 0.1%
Pool Corp.	315	150,513

Diversified Financial Services - 0.0%(b)
Equitable Holdings, Inc.	315	9,724

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	20,034	561,954
Lumen Technologies, Inc.	7,875	98,201
Verizon Communications, Inc.	30,114	1,679,759

		2,339,914

Electric Utilities - 0.5%
Alliant Energy Corp.	1,764	103,247
Edison International	2,142	116,739
Entergy Corp.	1,260	129,679
Evergy, Inc.	945	61,633
Eversource Energy	3,150	271,751
FirstEnergy Corp.	3,969	152,092

		835,141

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Electrical Equipment - 0.7%
Eaton Corp. plc	2,898	458,029
Emerson Electric Co.	5,166	521,198
Rockwell Automation, Inc.	567	174,307

		1,153,534

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.	756	138,613
Keysight Technologies, Inc.*	1,008	165,866
TE Connectivity Ltd.	1,890	278,718
Trimble, Inc.*	1,449	123,890

		707,087

Energy Equipment & Services - 0.4%
Baker Hughes Co.	3,339	70,920
Halliburton Co.	6,615	136,798
Schlumberger NV	13,356	385,054

		592,772

Entertainment - 1.5%
Spotify Technology SA*	945	216,093
Take-Two Interactive Software, Inc.*	315	54,627
Walt Disney Co. (The)*	13,293	2,339,834

		2,610,554

Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	2,583	730,472
Digital Realty Trust, Inc.	1,827	281,650
Equinix, Inc.	504	413,487
Equity LifeStyle Properties, Inc.	1,827	153,103
Essex Property Trust, Inc.	252	82,681
Extra Space Storage, Inc.	252	43,883
Healthpeak Properties, Inc.	5,607	207,291
Host Hotels & Resorts, Inc.*	5,670	90,323
Invitation Homes, Inc.	1,701	69,197
Prologis, Inc.	4,599	588,856
Public Storage	1,260	393,725
Realty Income Corp.	1,386	97,422
Simon Property Group, Inc.	882	111,591
UDR, Inc.	378	20,786
Ventas, Inc.	2,520	150,646
VICI Properties, Inc.(a)	3,402	106,108
Welltower, Inc.(a)	3,528	306,442
Weyerhaeuser Co.	4,221	142,374
WP Carey, Inc.(a)	1,764	142,337

		4,132,374

Food & Staples Retailing - 0.7%
Kroger Co. (The)	4,221	171,795
Walgreens Boots Alliance, Inc.	2,457	115,847
Walmart, Inc.	6,426	916,026

		1,203,668

Food Products - 0.4%
General Mills, Inc.	4,221	248,448
Hershey Co. (The)	567	101,425
Hormel Foods Corp.	756	35,063
J M Smucker Co. (The)	567	74,339
Kellogg Co.	2,457	155,676
McCormick & Co., Inc. (Non-Voting)	1,575	132,568

		747,519

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	12,915	1,562,457
ABIOMED, Inc.*	252	82,439
Baxter International, Inc.	1,512	116,953
Becton Dickinson and Co.	1,575	402,806
Boston Scientific Corp.*	10,710	488,376
Danaher Corp.	2,898	862,126
Edwards Lifesciences Corp.*	3,969	445,600
Hologic, Inc.*	1,890	141,826
IDEXX Laboratories, Inc.*	378	256,484
Insulet Corp.*	504	140,964
Intuitive Surgical, Inc.*	315	312,310
Medtronic plc	8,190	1,075,429
ResMed, Inc.(a)	1,071	291,098
STERIS plc	315	68,654
West Pharmaceutical Services, Inc.	252	103,756
Zimmer Biomet Holdings, Inc.	756	123,545

		6,474,823

Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	693	84,664
Anthem, Inc.	2,268	870,935
Cigna Corp.	1,071	245,784
CVS Health Corp.	5,481	451,415
Humana, Inc.	378	160,975
McKesson Corp.	1,008	205,461
UnitedHealth Group, Inc.	4,221	1,739,980

		3,759,214

Health Care Technology - 0.3%
Cerner Corp.	1,449	116,485
Veeva Systems, Inc., Class A*	1,260	419,215

		535,700

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.*(a)	1,827	39,555
Darden Restaurants, Inc.	378	55,143
Domino’s Pizza, Inc.	315	165,529
Hilton Worldwide Holdings, Inc.*	1,890	248,440
Marriott International, Inc., Class A*	2,394	349,476
MGM Resorts International	3,024	113,491
Penn National Gaming, Inc.*(a)	378	25,848
Starbucks Corp.	6,993	849,160
Wynn Resorts Ltd.*	441	43,364
Yum! Brands, Inc.	2,268	297,992

		2,187,998

Household Products - 2.2%
Church & Dwight Co., Inc.	693	60,000
Clorox Co. (The)	756	136,753
Colgate-Palmolive Co.	6,111	485,824
Procter & Gamble Co. (The)	21,546	3,064,488

		3,747,065

Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	2,835	67,189

Industrial Conglomerates - 1.2%
3M Co.	4,410	872,915
General Electric Co.	76,986	996,969
Roper Technologies, Inc.	315	154,772

		2,024,656

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Insurance - 1.1%
Aflac, Inc.	5,229	287,595
Aon plc, Class A(a)	1,638	425,929
Arthur J Gallagher & Co.	756	105,318
Hartford Financial Services Group, Inc. (The)	1,512	96,194
Loews Corp.	504	27,030
MetLife, Inc.	3,906	225,376
Principal Financial Group, Inc.	2,079	129,168
Progressive Corp. (The)	5,103	485,602
Willis Towers Watson plc	378	77,898

		1,860,110

Interactive Media & Services - 8.9%
Alphabet, Inc., Class C*	2,709	7,326,274
Facebook, Inc., Class A*	21,231	7,564,605
Zillow Group, Inc., Class C*	756	80,333

		14,971,212

Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc.*	2,394	7,966,251
eBay, Inc.	4,221	287,914
Etsy, Inc.*	819	150,295
Farfetch Ltd., Class A*	2,709	135,775

		8,540,235

IT Services - 3.9%
Accenture plc, Class A	5,796	1,841,273
Automatic Data Processing, Inc.	2,016	422,614
Broadridge Financial Solutions, Inc.	441	76,509
Cognizant Technology Solutions Corp., Class A	3,087	226,987
Fidelity National Information Services, Inc.	2,646	394,386
Gartner, Inc.*	189	50,034
International Business Machines Corp.	7,938	1,118,941
Mastercard, Inc., Class A	5,166	1,993,766
StoneCo Ltd., Class A*	945	55,604
Twilio, Inc., Class A*	945	353,043
Wix.com Ltd.*(a)	189	56,443

		6,589,600

Leisure Products - 0.0%(b)
Hasbro, Inc.	567	56,382

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,016	308,912
Avantor, Inc.*	4,725	177,566
Bio-Rad Laboratories, Inc., Class A*	126	93,178
Charles River Laboratories International, Inc.*	189	76,908
Mettler-Toledo International, Inc.*	189	278,531
Thermo Fisher Scientific, Inc.	1,134	612,371

		1,547,466

Machinery - 1.8%
Caterpillar, Inc.	4,851	1,002,944
Cummins, Inc.	756	175,468
Deere & Co.	2,268	820,086
Dover Corp.	882	147,400

Investments	Shares	Value ($)
Graco, Inc.	441	34,433
Illinois Tool Works, Inc.	882	199,923
PACCAR, Inc.	2,772	230,048
Parker-Hannifin Corp.	945	294,868
Xylem, Inc.	504	63,429

		2,968,599

Media - 1.1%
Comcast Corp., Class A	27,720	1,630,767
Omnicom Group, Inc.	2,268	165,156

		1,795,923

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	5,229	199,225
Newmont Corp.	5,166	324,528

		523,753

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(b)
Annaly Capital Management, Inc.	6,930	58,836

Multiline Retail - 0.7%
Dollar General Corp.	693	161,219
Target Corp.	3,591	937,431

		1,098,650

Multi-Utilities - 0.5%
Ameren Corp.	630	52,870
CMS Energy Corp.	1,890	116,783
Dominion Energy, Inc.	3,654	273,575
Public Service Enterprise Group, Inc.	1,386	86,251
Sempra Energy	2,205	288,083

		817,562

Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	16,884	1,718,960
ConocoPhillips	6,489	363,773
EOG Resources, Inc.	1,386	100,984
Exxon Mobil Corp.	37,170	2,139,877
Occidental Petroleum Corp.	3,528	92,081
Phillips 66	2,583	189,670
Valero Energy Corp.	1,575	105,478
Williams Cos., Inc. (The)	4,284	107,314

		4,818,137

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,638	546,813

Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	16,947	1,150,193
Catalent, Inc.*	819	98,124
Eli Lilly and Co.	5,166	1,257,921
Johnson & Johnson	23,247	4,003,133
Merck & Co., Inc.	22,113	1,699,826
Pfizer, Inc.	40,761	1,744,979
Zoetis, Inc.	1,260	255,402

		10,209,578

Professional Services - 0.1%
Booz Allen Hamilton Holding Corp.	1,134	97,309
Equifax, Inc.	315	82,089

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Leidos Holdings, Inc.	315	33,522

		212,920

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	1,827	176,232

Road & Rail - 0.7%
CSX Corp.	10,206	329,858
JB Hunt Transport Services, Inc.	378	63,674
Kansas City Southern	504	134,971
Lyft, Inc., Class A*(a)	819	45,307
Norfolk Southern Corp.	756	194,920
Uber Technologies, Inc.*	8,316	361,413

		1,130,143

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	3,465	367,949
Applied Materials, Inc.	4,032	564,198
Broadcom, Inc.	1,197	581,024
Cree, Inc.*	378	35,063
Intel Corp.	35,343	1,898,626
Lam Research Corp.	1,071	682,666
Maxim Integrated Products, Inc.*	1,386	138,475
Micron Technology, Inc.*	9,324	723,356
NVIDIA Corp.	11,088	2,162,049
QUALCOMM, Inc.	8,379	1,255,174
Texas Instruments, Inc.	8,316	1,585,196

		9,993,776

Software - 9.8%
Adobe, Inc.*	3,591	2,232,273
Autodesk, Inc.*	1,827	586,704
Crowdstrike Holdings, Inc., Class A*	1,134	287,594
Fortinet, Inc.*	441	120,058
HubSpot, Inc.*	126	75,098
Intuit, Inc.	1,638	868,091
Microsoft Corp.	31,563	8,992,614
NortonLifeLock, Inc.	2,457	60,983
Oracle Corp.	15,876	1,383,435
PTC, Inc.*	504	68,267
salesforce.com, Inc.*	5,418	1,310,777
Splunk, Inc.*	1,323	187,840
Synopsys, Inc.*	1,071	308,437
VMware, Inc., Class A*(a)	378	58,114

		16,540,285

Specialty Retail - 3.2%
AutoZone, Inc.*	126	204,570
Best Buy Co., Inc.	1,764	198,185
Burlington Stores, Inc.*	693	232,016
Home Depot, Inc. (The)	9,576	3,142,747
Lowe’s Cos., Inc.	5,292	1,019,716
TJX Cos., Inc. (The)	8,442	580,894

		5,378,128

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	63,945	9,327,018
Dell Technologies, Inc., Class C*	1,512	146,090
Hewlett Packard Enterprise Co.	11,466	166,257
HP, Inc.	11,529	332,842
NetApp, Inc.	1,575	125,354

Investments	Shares	Value ($)
Western Digital Corp.*	2,772	179,986

		10,277,547

Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc.*	1,134	453,793
NIKE, Inc., Class B	7,623	1,276,929
VF Corp.	1,701	136,420

		1,867,142

Tobacco - 0.2%
Altria Group, Inc.	8,127	390,421

Trading Companies & Distributors - 0.1%
WW Grainger, Inc.	189	84,026

Water Utilities - 0.1%
American Water Works Co., Inc.	1,323	225,055

TOTAL COMMON STOCKS (COST $134,444,049)		167,806,039

Investments	Principal Amount ($)	Value ($)

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

REPURCHASE AGREEMENTS - 0.0%(b)
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $59,566, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $60,562 (Cost $59,566)	59,566	59,566

Total Investments - 99.4% (Cost $134,503,615)		167,865,605
Other assets less liabilities - 0.6%		1,095,623

Net Assets - 100.0%		168,961,228

* Non-income producing security.

(a)   The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,522,579, collateralized in the form of cash with a value of $59,566 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,503,921 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051; a total value of $1,563,487.

(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $59,566.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	5	09/17/2021	USD	$1,097,375	$37,320

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%

Aerospace & Defense - 0.1%
Meggitt plc*	7,725	50,383
Teledyne Technologies, Inc.*	150	67,916

		118,299

Air Freight & Logistics - 0.5%
Deutsche Post AG (Registered)	3,434	232,554
DSV Panalpina A/S	1,275	310,574
FedEx Corp.	950	265,952
SG Holdings Co. Ltd.	2,500	66,925
Yamato Holdings Co. Ltd.	2,500	71,754

		947,759

Airlines - 0.1%
ANA Holdings, Inc.*	2,600	60,730
International Consolidated Airlines Group SA*	26,520	61,982
Qantas Airways Ltd.*	4,255	14,356
Ryanair Holdings plc*	1,000	19,655
Singapore Airlines Ltd.*	8,100	30,507

		187,230

Auto Components - 0.4%
Bridgestone Corp.	2,900	126,834
Cie Generale des Etablissements Michelin SCA	1,000	163,285
Continental AG*	750	101,919
Denso Corp.	2,600	177,250
Faurecia SE	149	6,672
Magna International, Inc.	1,200	100,549
Nokian Renkaat OYJ	63	2,657
Valeo	1,946	56,258

		735,424

Automobiles - 3.3%
Bayerische Motoren Werke AG	1,775	176,550
Daimler AG (Registered)	2,000	178,534
Ferrari NV	400	87,204
General Motors Co.*	8,658	492,121
Honda Motor Co. Ltd.	8,300	264,163
Nissan Motor Co. Ltd.*	8,600	49,437
Renault SA*	1,065	40,444
Stellantis NV(a)	5,779	110,946
Stellantis NV	3,418	65,619
Subaru Corp.	2,700	52,671
Suzuki Motor Corp.(a)	2,600	104,948
Tesla, Inc.*	4,375	3,006,500
Toyota Motor Corp.	12,500	1,116,743
Volkswagen AG (Preference)	650	158,393

		5,904,273

Banks - 7.8%
ABN AMRO Bank NV, CVA*(b)	480	5,591
Australia & New Zealand Banking Group Ltd.	9,896	201,564
Banco Bilbao Vizcaya Argentaria SA	40,965	262,846

Investments	Shares	Value ($)
Banco de Sabadell SA*	79,500	55,281
Banco Santander SA	59,075	216,283
Bank of America Corp.	54,175	2,078,153
Bank of Ireland Group plc*(a)	12,300	65,284
Bank of Montreal	2,100	207,805
Bank of Nova Scotia (The)	6,200	386,746
Bankinter SA(a)	231	1,262
Barclays plc	91,043	220,885
BAWAG Group AG(b)	1,000	56,871
BNP Paribas SA	5,650	344,703
CaixaBank SA	17,224	51,163
Citigroup, Inc.	17,413	1,177,467
Commerzbank AG*	5,759	37,150
Commonwealth Bank of Australia	12,900	944,896
DBS Group Holdings Ltd.	3,094	69,484
DNB Bank ASA	6,100	125,005
Erste Group Bank AG	351	13,614
Hang Seng Bank Ltd.(a)	2,700	51,803
HSBC Holdings plc	126,900	701,243
Huntington Bancshares, Inc.	1,825	25,696
ING Groep NV	14,075	181,021
Intesa Sanpaolo SpA	99,750	275,778
JPMorgan Chase & Co.	16,750	2,542,315
KBC Group NV	676	54,429
KeyCorp	4,569	89,826
Lloyds Banking Group plc	470,418	298,474
Mitsubishi UFJ Financial Group, Inc.	75,300	396,912
Mizuho Financial Group, Inc.	7,500	106,982
National Australia Bank Ltd.	13,575	258,737
Natwest Group plc	19,441	54,708
Royal Bank of Canada	5,164	521,964
Skandinaviska Enskilda Banken AB, Class A	8,710	117,984
Societe Generale SA	5,925	173,714
Standard Chartered plc	15,950	95,801
Svenska Handelsbanken AB, Class A	7,652	86,355
Toronto-Dominion Bank (The)	6,381	424,003
UniCredit SpA	9,545	114,407
US Bancorp	6,812	378,338
Westpac Banking Corp.	26,286	473,764

		13,946,307

Beverages - 1.6%
Anheuser-Busch InBev SA/NV	4,075	258,036
Carlsberg A/S, Class B	324	59,889
Coca-Cola Co. (The)	11,750	670,103
Coca-Cola Europacific Partners plc	1,027	63,736
Diageo plc	5,900	292,890
Heineken NV	1,379	160,578
Kirin Holdings Co. Ltd.	3,000	54,670
PepsiCo, Inc.	6,100	957,395
Pernod Ricard SA	1,270	280,260
Remy Cointreau SA*(a)	54	11,859
Suntory Beverage & Food Ltd.	100	3,494
Thai Beverage PCL	4,200	2,016

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Treasury Wine Estates Ltd.	9,700	84,918

		2,899,844

Biotechnology - 0.6%
AbbVie, Inc.	1	101
Alnylam Pharmaceuticals, Inc.*	350	62,629
CSL Ltd.	2,678	568,709
Genmab A/S*	250	112,986
Grifols SA	2,425	61,652
Vertex Pharmaceuticals, Inc.*	962	193,920

		999,997

Building Products - 0.6%
AGC, Inc.	200	8,501
Assa Abloy AB, Class B	5,408	173,539
Cie de Saint-Gobain	3,450	246,483
Daikin Industries Ltd.	1,200	247,818
Geberit AG (Registered)	225	184,657
Johnson Controls International plc	1,375	98,203
Lixil Corp.(a)	2,700	73,165

		1,032,366

Capital Markets - 2.4%
Abrdn plc	15,926	62,885
BlackRock, Inc.	850	737,095
Credit Suisse Group AG (Registered)	12,558	126,176
Goldman Sachs Group, Inc. (The)	2,475	927,828
Hong Kong Exchanges & Clearing Ltd.	4,727	301,703
Intermediate Capital Group plc	2,000	60,341
Julius Baer Group Ltd.	1,450	95,899
London Stock Exchange Group plc	2,100	218,688
Macquarie Group Ltd.	2,514	289,938
Morgan Stanley	8,725	837,425
Raymond James Financial, Inc.	100	12,948
State Street Corp.	1,865	162,516
UBS Group AG (Registered)	23,972	395,169

		4,228,611

Chemicals - 1.3%
Air Liquide SA	1,602	278,451
Akzo Nobel NV	1,150	141,958
Arkema SA	676	85,971
Asahi Kasei Corp.	7,800	84,361
BASF SE	1,900	149,195
Celanese Corp.	540	84,116
Chr Hansen Holding A/S	1,000	89,910
Clariant AG (Registered)*	312	6,486
Croda International plc	575	67,314
Ecolab, Inc.	1,000	220,830
Evonik Industries AG	1,575	54,722
Givaudan SA (Registered)	50	249,476
Hexpol AB	1,892	25,772
Johnson Matthey plc	131	5,413
Koninklijke DSM NV	1,040	209,588
Mitsubishi Chemical Holdings Corp.	11,100	92,603
Mitsui Chemicals, Inc.	300	9,499
Nippon Paint Holdings Co. Ltd.	3,600	45,660
Novozymes A/S, Class B	1,000	78,544
Orica Ltd.	200	1,821

Investments	Shares	Value ($)
Sika AG (Registered)	702	247,168
Solvay SA	275	36,686
Symrise AG	297	43,776
Yara International ASA	1,700	89,533

		2,398,853

Commercial Services & Supplies - 0.3%
Brambles Ltd.	6,760	57,739
Cintas Corp.	405	159,643
Downer EDI Ltd.	1,286	4,991
Elis SA*	168	3,012
ISS A/S*	63	1,486
Rentokil Initial plc	12,546	98,869
Republic Services, Inc.	200	23,672
Secom Co. Ltd.	1,600	120,332
SPIE SA	892	21,123

		490,867

Communications Equipment - 0.2%
Nokia OYJ*	20,523	125,842
Telefonaktiebolaget LM Ericsson, Class B	14,025	161,162

		287,004

Construction & Engineering - 0.3%
Bouygues SA	1,676	64,571
Eiffage SA	919	93,653
Ferrovial SA	1,540	45,653
Obayashi Corp.	2,700	21,920
Skanska AB, Class B	2,496	70,493
Vinci SA	2,058	217,706

		513,996

Construction Materials - 0.3%
Boral Ltd.*	15,525	81,936
CRH plc	3,758	188,276
HeidelbergCement AG	700	62,072
Holcim Ltd.*	2,800	164,051

		496,335

Consumer Finance - 0.1%
Capital One Financial Corp.	1,510	244,167

Containers & Packaging - 0.2%
Ball Corp.	1,425	115,254
DS Smith plc	567	3,335
Orora Ltd.	1,625	4,300
Packaging Corp. of America	567	80,231
SIG Combibloc Group AG*	1,275	37,618
Smurfit Kappa Group plc	946	53,362

		294,100

Distributors - 0.0%(c)
Pool Corp.	100	47,782

Diversified Financial Services - 0.1%
EXOR NV	676	55,615
Groupe Bruxelles Lambert SA	703	81,778
Kinnevik AB, Class B*(a)	1,243	54,247
L E Lundbergforetagen AB, Class B	700	49,986
Wendel SE(a)	43	6,037

		247,663

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 1.2%
BT Group plc*	32,096	77,469
Cellnex Telecom SA(b)	3,140	204,564
Deutsche Telekom AG (Registered)	17,075	354,453
Elisa OYJ	730	46,900
Koninklijke KPN NV	24,903	81,739
Orange SA	10,875	121,154
Proximus SADP	84	1,726
Singapore Telecommunications Ltd.	68,700	115,168
Spark New Zealand Ltd.	13,608	44,972
Swisscom AG (Registered)(a)	162	97,418
Telecom Italia SpA	6,132	2,697
Telenor ASA	4,353	75,581
Telia Co. AB	14,150	62,148
Telstra Corp. Ltd.	81,692	226,980
TELUS Corp.	3,398	75,426
Verizon Communications, Inc.	10,875	606,608

		2,195,003

Electric Utilities - 0.9%
Chubu Electric Power Co., Inc.	300	3,599
CK Infrastructure Holdings Ltd.	4,500	27,187
CLP Holdings Ltd.	5,000	51,601
EDP - Energias de Portugal SA	7,644	39,674
Electricite de France SA(a)	5,075	61,774
Endesa SA	703	17,097
Enel SpA	27,175	250,704
Entergy Corp.	838	86,247
Eversource Energy	1,898	163,740
FirstEnergy Corp.	2,812	107,756
Fortum OYJ	2,433	67,049
Iberdrola SA	19,650	236,738
Iberdrola SA*(d)	490	5,903
Origin Energy Ltd.	21,650	65,406
Orsted A/S(b)	936	138,977
Red Electrica Corp. SA	125	2,479
SSE plc(a)	5,746	115,480
Terna SpA	9,274	73,725
Verbund AG	825	76,159

		1,591,295

Electrical Equipment - 1.2%
ABB Ltd. (Registered)	9,626	351,881
Eaton Corp. plc	1,400	221,270
Emerson Electric Co.	2,964	299,038
Legrand SA	1,222	137,544
Mitsubishi Electric Corp.	7,500	100,866
Nidec Corp.	3,800	423,799
Prysmian SpA	1,456	52,175
Schneider Electric SE	1,838	307,963
Signify NV(b)	297	16,619
Vestas Wind Systems A/S	3,770	138,951

		2,050,106

Electronic Equipment, Instruments & Components - 0.8%
Alps Alpine Co. Ltd.	2,700	27,873
Azbil Corp.	1,300	50,401
CDW Corp.	250	45,838
Halma plc	1,482	59,528
Hexagon AB, Class B	8,375	138,706

Investments	Shares	Value ($)
Ibiden Co. Ltd.	1,800	94,633
Keysight Technologies, Inc.*	425	69,934
Kyocera Corp.	2,500	153,463
Murata Manufacturing Co. Ltd.	4,000	329,476
Omron Corp.	1,200	101,904
Shimadzu Corp.	2,600	104,237
Taiyo Yuden Co. Ltd.	100	5,093
TDK Corp.	1,200	136,018
TE Connectivity Ltd.	1,200	176,964

		1,494,068

Energy Equipment & Services - 0.1%
Schlumberger NV(a)	7,904	227,872
Worley Ltd.	252	2,069

		229,941

Entertainment - 1.3%
Nintendo Co. Ltd.	500	256,948
Spotify Technology SA*	550	125,768
Ubisoft Entertainment SA*	364	23,110
Vivendi SE(a)	4,218	142,549
Walt Disney Co. (The)*	9,975	1,755,799

		2,304,174

Equity Real Estate Investment Trusts (REITs) - 0.9%
alstria office REIT-AG	3,109	65,844
British Land Co. plc (The)	10,750	76,316
Cofinimmo SA	110	17,779
Covivio	50	4,698
Derwent London plc	1,250	63,191
Dexus	10,464	79,069
Equity LifeStyle Properties, Inc.	1,725	144,555
Gecina SA	156	24,760
Goodman Group	10,300	171,408
GPT Group (The)	630	2,163
Healthpeak Properties, Inc.(a)	3,525	130,319
Invitation Homes, Inc.	1,675	68,139
Klepierre SA	42	1,018
Land Securities Group plc	655	6,462
Mirvac Group	15,818	33,253
Orix JREIT, Inc.	27	51,417
Public Storage	575	179,676
Realty Income Corp.	1,425	100,163
Segro plc	2,406	40,728
Stockland	14,275	46,168
Suntec REIT	2,900	3,127
Welltower, Inc.(a)	2,275	197,607
WP Carey, Inc.(a)	1,550	125,070

		1,632,930

Food & Staples Retailing - 0.5%
Aeon Co. Ltd.(a)	5,000	136,082
Carrefour SA(a)	2,950	54,780
Coles Group Ltd.	5,902	75,876
Etablissements Franz Colruyt NV	109	6,196
J Sainsbury plc	1,790	7,051
Jeronimo Martins SGPS SA	1,162	23,666
Kesko OYJ, Class B	1,189	50,969
Koninklijke Ahold Delhaize NV	4,862	151,024
Kroger Co. (The)(a)	2,756	112,169
Lawson, Inc.(a)	800	40,018

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Woolworths Group Ltd.	10,100	287,754

		945,585

Food Products - 1.7%
AAK AB	648	15,462
Ajinomoto Co., Inc.	2,700	68,539
Associated British Foods plc	375	10,464
Danone SA	3,725	274,126
General Mills, Inc.	2,352	138,439
Kellogg Co.	1,450	91,872
Kerry Group plc, Class A(a)	442	65,515
Mowi ASA	2,406	61,329
Nestle SA (Registered)	17,175	2,175,538
Orkla ASA	6,381	57,997
Vitasoy International Holdings Ltd.(a)	2,000	5,610

		2,964,891

Gas Utilities - 0.1%
Enagas SA	50	1,148
Italgas SpA	441	2,988
Rubis SCA	88	3,529
Snam SpA	12,341	74,692
Tokyo Gas Co. Ltd.	2,900	54,908

		137,265

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	7,175	868,031
ABIOMED, Inc.*	162	52,997
Ansell Ltd.	1,811	52,249
Becton Dickinson and Co.	936	239,382
Boston Scientific Corp.*	7,000	319,200
Cochlear Ltd.	351	63,298
Coloplast A/S, Class B	459	83,928
Danaher Corp.	1,950	580,105
Edwards Lifesciences Corp.*	2,100	235,767
Fisher & Paykel Healthcare Corp. Ltd.	3,001	66,083
Getinge AB, Class B	838	36,436
Hologic, Inc.*	1,560	117,062
Hoya Corp.	3,200	449,166
IDEXX Laboratories, Inc.*	175	118,743
Insulet Corp.*	325	90,899
Koninklijke Philips NV	4,125	190,228
Medtronic plc	6,025	791,143
Olympus Corp.	5,200	106,393
ResMed, Inc.	513	139,433
Sartorius AG (Preference)	150	90,678
Smith & Nephew plc	6,725	136,699
Sonova Holding AG (Registered)	407	159,827
STERIS plc(a)	243	52,962
Straumann Holding AG (Registered)	81	150,149
Sysmex Corp.	900	106,524

		5,297,382

Health Care Providers & Services - 1.5%
Anthem, Inc.	1,768	678,930
CVS Health Corp.	3,300	271,788
Fresenius Medical Care AG & Co. KGaA	650	51,287
Fresenius SE & Co. KGaA	2,400	126,131

Investments	Shares	Value ($)
Humana, Inc.	378	160,975
McKesson Corp.	546	111,291
Orpea SA(a)	78	9,901
Ramsay Health Care Ltd.	450	21,216
Sonic Healthcare Ltd.	3,542	104,194
UnitedHealth Group, Inc.	2,725	1,123,300

		2,659,013

Health Care Technology - 0.1%
Cerner Corp.	650	52,253
Veeva Systems, Inc., Class A*	525	174,673

		226,926

Hotels, Restaurants & Leisure - 0.8%
Accor SA*	174	6,161
Aristocrat Leisure Ltd.	4,488	137,366
Domino’s Pizza Enterprises Ltd.	405	34,726
Domino’s Pizza, Inc.	200	105,098
Entain plc*	2,675	67,559
Genting Singapore Ltd.	18,900	11,306
Hilton Worldwide Holdings, Inc.*	1,100	144,595
InterContinental Hotels Group plc*	817	53,967
Marriott International, Inc., Class A*	2,000	291,960
Oriental Land Co. Ltd.(a)	1,400	190,706
Sands China Ltd.*	10,800	36,898
Sodexo SA*	800	68,207
Star Entertainment Grp Ltd. (The)*	19,360	48,669
Whitbread plc*	1,825	77,289
Yum! Brands, Inc.	1,000	131,390

		1,405,897

Household Durables - 0.9%
Barratt Developments plc	6,750	66,032
Berkeley Group Holdings plc	784	52,812
Husqvarna AB, Class B	3,055	42,785
Panasonic Corp.	13,000	154,638
Persimmon plc	1,784	72,030
SEB SA	177	29,405
Sekisui House Ltd.(a)	5,000	98,428
Sony Group Corp.	10,200	1,057,176
Taylor Wimpey plc	2,175	4,978

		1,578,284

Household Products - 2.1%
Clorox Co. (The)	234	42,328
Colgate-Palmolive Co.	1,975	157,012
Essity AB, Class B	3,271	107,017
Henkel AG & Co. KGaA (Preference)	1,200	121,635
Procter & Gamble Co. (The)	20,425	2,905,048
Reckitt Benckiser Group plc	4,550	349,390
Unicharm Corp.	2,500	99,818

		3,782,248

Industrial Conglomerates - 1.2%
3M Co.	1,850	366,189
CK Hutchison Holdings Ltd.	11,500	84,054
General Electric Co.	64,825	839,484
Hitachi Ltd.	6,600	376,335
Rheinmetall AG	25	2,400
Siemens AG (Registered)	2,675	417,374

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Smiths Group plc	2,136	46,195

		2,132,031

Insurance - 2.0%
Admiral Group plc	784	37,061
Allianz SE (Registered)	1,000	249,018
Aon plc, Class A(a)	567	147,437
ASR Nederland NV	1,324	54,401
Assicurazioni Generali SpA	6,056	121,003
Aviva plc	24,150	130,044
AXA SA	9,545	247,648
Dai-ichi Life Holdings, Inc.	5,300	97,163
Direct Line Insurance Group plc	693	2,868
Insurance Australia Group Ltd.	22,750	81,104
Japan Post Holdings Co. Ltd.*	16,500	139,682
Japan Post Insurance Co. Ltd.	2,700	47,677
Legal & General Group plc	30,125	109,486
Manulife Financial Corp.	4,925	95,158
Medibank Pvt Ltd.	11,924	29,011
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	540	145,932
Poste Italiane SpA(b)	3,407	45,127
Power Corp. of Canada	2,812	89,698
Progressive Corp. (The)	3,075	292,617
Prudential plc	15,683	295,783
QBE Insurance Group Ltd.	12,276	98,266
Sampo OYJ, Class A	2,379	114,590
Storebrand ASA	720	6,194
Sun Life Financial, Inc.	2,075	108,009
Suncorp Group Ltd.	13,875	117,694
Swiss Life Holding AG (Registered)	162	83,654
Swiss Re AG	2,025	183,262
Zurich Insurance Group AG	1,000	403,619

		3,573,206

Interactive Media & Services - 7.4%
Alphabet, Inc., Class C*	2,154	5,825,321
Facebook, Inc., Class A*	20,075	7,152,722
Rightmove plc	4,948	48,308
Z Holdings Corp.	21,700	108,055
Zillow Group, Inc., Class C*	475	50,473

		13,184,879

Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc.*	2,575	8,568,544
Delivery Hero SE*(b)	650	97,271
eBay, Inc.	2,288	156,064
Etsy, Inc.*(a)	728	133,595
Farfetch Ltd., Class A*	1,135	56,886
HelloFresh SE*	425	39,854
Just Eat Takeaway.com NV*(b)	525	46,604
Rakuten Group, Inc.	5,200	56,999
Zalando SE*(b)	1,196	132,972
Zalando SE*(b)(d)	233	25,905

		9,314,694

IT Services - 2.4%
Accenture plc, Class A	5,746	1,825,389
Alten SA	81	12,871
Amadeus IT Group SA*	1,534	100,482

Investments	Shares	Value ($)
Atos SE	953	45,564
Capgemini SE	703	151,927
Cognizant Technology Solutions Corp., Class A	1,975	145,222
Computershare Ltd.	1,084	12,430
Edenred	1,515	87,992
Fujitsu Ltd.	1,900	321,399
International Business Machines Corp.	7,525	1,060,724
Itochu Techno-Solutions Corp.	1,200	36,683
Nomura Research Institute Ltd.	2,700	86,597
NTT Data Corp.	5,300	81,661
Sopra Steria Group SACA	54	10,732
Twilio, Inc., Class A*	425	158,776
Worldline SA*(b)	1,414	132,310

		4,270,759

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,400	90,072
Hasbro, Inc.	459	45,643
Yamaha Corp.	900	49,449

		185,164

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,125	172,384
Avantor, Inc.*	4,082	153,401
Bio-Rad Laboratories, Inc., Class A*	150	110,926
Eurofins Scientific SE(a)	540	64,571
Lonza Group AG (Registered)	375	291,791
Mettler-Toledo International, Inc.*	104	153,266
Sartorius Stedim Biotech	175	99,877

		1,046,216

Machinery - 1.8%
Alfa Laval AB	1,865	77,903
Alstom SA*(a)	858	35,569
Atlas Copco AB, Class A	2,975	201,236
Caterpillar, Inc.	2,500	516,875
CNH Industrial NV	7,125	118,791
Daifuku Co. Ltd.	800	71,216
Deere & Co.	1,200	433,908
Dover Corp.	567	94,757
Ebara Corp.	100	4,902
Epiroc AB, Class A	4,056	94,752
FANUC Corp.	800	177,713
GEA Group AG	703	31,169
Georg Fischer AG (Registered)	27	43,674
IMI plc	1,460	35,645
KION Group AG	351	37,251
Komatsu Ltd.	2,800	72,175
Kone OYJ, Class B	2,028	167,903
Kurita Water Industries Ltd.(a)	1,500	72,437
Metso Outotec OYJ	7,425	84,313
MINEBEA MITSUMI, Inc.	2,600	69,531
Nabtesco Corp.	100	3,754
PACCAR, Inc.	1,865	154,776
Parker-Hannifin Corp.	234	73,015
Rotork plc	5,732	28,738
Schindler Holding AG	270	87,349
Spirax-Sarco Engineering plc	475	99,129

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Trelleborg AB, Class B	3,001	74,187
Valmet OYJ	432	17,996
Volvo AB, Class B	6,922	163,112
Wartsila OYJ Abp	3,893	58,581
Weir Group plc (The)*	1,875	45,047

		3,247,404

Marine - 0.1%
AP Moller - Maersk A/S, Class B	27	74,958
Nippon Yusen KK	1,500	80,365

		155,323

Media - 0.3%
Informa plc*	12,550	86,372
Omnicom Group, Inc.	1,973	143,674
Pearson plc	7,425	89,751
Publicis Groupe SA(a)	1,508	95,167
SES SA, Receipts(a)	231	1,782
WPP plc	7,850	101,502

		518,248

Metals & Mining - 1.0%
Alumina Ltd.	2,425	2,977
Antofagasta plc	3,770	78,336
ArcelorMittal SA(a)	2,568	89,451
BlueScope Steel Ltd.	3,434	61,059
Boliden AB*	1,297	50,574
Evraz plc	1,352	11,545
Fortescue Metals Group Ltd.	9,516	174,239
Glencore plc*	38,775	174,428
Newmont Corp.	2,875	180,546
Norsk Hydro ASA	294	1,956
Northern Star Resources Ltd.	2,433	18,277
Polymetal International plc	100	2,173
Rio Tinto Ltd.	2,125	208,400
Rio Tinto plc	5,725	485,625
South32 Ltd.	47,025	102,660
Sumitomo Metal Mining Co. Ltd.	2,300	92,587

		1,734,833

Multiline Retail - 0.4%
Marks & Spencer Group plc*	1,680	3,165
Marui Group Co. Ltd.	2,800	48,703
Next plc*	703	77,040
Target Corp.	1,575	411,154
Wesfarmers Ltd.	4,108	184,618

		724,680

Multi-Utilities - 0.5%
A2A SpA	14,872	31,576
AGL Energy Ltd.(a)	210	1,116
CMS Energy Corp.	1,125	69,514
E.ON SE	4,380	53,870
Engie SA	8,175	109,076
National Grid plc	22,253	285,912
RWE AG	1,586	56,439
Sempra Energy	1,150	150,247
Veolia Environnement SA	3,244	106,478

		864,228

Oil, Gas & Consumable Fuels - 2.8%
Ampol Ltd.	50	1,038
BP plc	52,825	212,404
Canadian Natural Resources Ltd.	4,056	133,765

Investments	Shares	Value ($)
Chevron Corp.	13,546	1,379,118
ENEOS Holdings, Inc.	6,100	25,539
Eni SpA	8,571	101,879
Equinor ASA	3,866	75,457
Exxon Mobil Corp.	29,700	1,709,829
Galp Energia SGPS SA	42	410
Koninklijke Vopak NV	513	21,711
Lundin Energy AB	1,475	46,012
Neste OYJ	1,794	110,238
OMV AG	152	8,205
Repsol SA	4,282	46,821
Royal Dutch Shell plc, Class A(a)	24,425	495,038
Santos Ltd.	16,300	77,279
Suncor Energy, Inc.	4,500	88,533
TotalEnergies SE	8,475	368,822
Woodside Petroleum Ltd.	4,550	73,277

		4,975,375

Paper & Forest Products - 0.1%
Mondi plc	2,136	59,277
Stora Enso OYJ, Class R	4,446	87,964
Svenska Cellulosa AB SCA, Class B	4,083	75,927

		223,168

Personal Products - 1.0%
Beiersdorf AG	312	37,052
Estee Lauder Cos., Inc. (The), Class A	1,108	369,884
L’Oreal SA	1,350	617,760
Pola Orbis Holdings, Inc.	200	4,764
Rohto Pharmaceutical Co. Ltd.	1,000	26,232
Shiseido Co. Ltd.	3,100	205,800
Unilever plc	5,649	325,484
Unilever plc	3,526	203,498

		1,790,474

Pharmaceuticals - 6.7%
Astellas Pharma, Inc.	10,900	172,712
AstraZeneca plc	9,975	1,146,667
Bayer AG (Registered)	3,100	184,865
Bristol-Myers Squibb Co.	9,085	616,599
Eli Lilly and Co.	2,575	627,012
GlaxoSmithKline plc	34,575	681,556
Hikma Pharmaceuticals plc	351	12,913
Ipsen SA	25	2,671
Johnson & Johnson	21,975	3,784,095
Merck & Co., Inc.	13,675	1,051,197
Merck KGaA	572	117,105
Novo Nordisk A/S, Class B	5,125	473,864
Otsuka Holdings Co. Ltd.	3,000	118,579
Pfizer, Inc.	15,650	669,976
Roche Holding AG	3,276	1,266,409
Sanofi	6,214	640,181
Shionogi & Co. Ltd.	3,500	183,435
UCB SA	700	75,701
Vifor Pharma AG	550	76,920

		11,902,457

Professional Services - 0.8%
Adecco Group AG (Registered)	730	43,721

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Booz Allen Hamilton Holding Corp.	730	62,641
Bureau Veritas SA(a)	1,919	63,351
Intertek Group plc	728	52,188
Recruit Holdings Co. Ltd.	7,900	405,185
RELX plc	11,762	345,709
SGS SA (Registered)	27	87,378
Teleperformance	375	158,127
Wolters Kluwer NV	1,325	150,960

		1,369,260

Real Estate Management & Development - 0.5%
Aroundtown SA(a)	6,435	50,408
CapitaLand Ltd.*	2,100	6,250
Castellum AB(a)	1,514	42,425
CK Asset Holdings Ltd.	13,500	91,984
Daiwa House Industry Co. Ltd.	2,700	82,292
Entra ASA(b)	2,625	63,999
Lendlease Corp. Ltd.	7,300	65,303
Mitsubishi Estate Co. Ltd.	5,400	84,235
Mitsui Fudosan Co. Ltd.	2,700	62,795
New World Development Co. Ltd.	5,000	23,709
Sun Hung Kai Properties Ltd.	3,000	42,966
Swiss Prime Site AG (Registered)	850	90,552
Vonovia SE	2,025	134,902

		841,820

Road & Rail - 0.4%
Aurizon Holdings Ltd.	2,366	6,713
Canadian National Railway Co.	3,975	431,651
Canadian Pacific Railway Ltd.	1,675	124,302
MTR Corp. Ltd.	8,549	50,659
Nippon Express Co. Ltd.	1,000	72,528
Tokyu Corp.	5,000	66,560

		752,413

Semiconductors & Semiconductor Equipment - 5.3%
Advantest Corp.	1,100	96,319
ams AG*	676	12,926
Applied Materials, Inc.	2,288	320,160
ASM International NV	225	79,748
ASML Holding NV	2,300	1,742,770
Cree, Inc.*	416	38,588
Infineon Technologies AG	6,850	261,024
Intel Corp.	27,625	1,484,015
Lam Research Corp.	806	513,753
Maxim Integrated Products, Inc.	621	62,044
Micron Technology, Inc.*	4,825	374,324
NVIDIA Corp.	7,200	1,403,928
QUALCOMM, Inc.	6,300	943,740
Renesas Electronics Corp.*	8,600	92,543
Rohm Co. Ltd.	400	38,706
STMicroelectronics NV	2,782	113,894
SUMCO Corp.	200	4,587
Texas Instruments, Inc.	7,725	1,472,540
Tokyo Electron Ltd.	1,100	450,223

		9,505,832

Software - 8.9%
Adobe, Inc.*	2,075	1,289,882
Autodesk, Inc.*	1,775	570,006

Investments	Shares	Value ($)
Crowdstrike Holdings, Inc., Class A*	442	112,096
Dassault Systemes SE	3,525	194,451
Intuit, Inc.	1,200	635,964
Microsoft Corp.	33,575	9,565,853
NortonLifeLock, Inc.	2,750	68,255
Oracle Corp.	14,325	1,248,280
Sage Group plc (The)	5,570	54,334
salesforce.com, Inc.*	3,800	919,334
SAP SE	4,914	704,137
SimCorp A/S	459	63,777
Splunk, Inc.*	364	51,681
Synopsys, Inc.*	858	247,095
Xero Ltd.*	650	67,023

		15,792,168

Specialty Retail - 2.4%
Best Buy Co., Inc.	1,460	164,031
Burlington Stores, Inc.*	459	153,673
Fast Retailing Co. Ltd.	200	134,706
H & M Hennes & Mauritz AB, Class B*	3,569	74,714
Home Depot, Inc. (The)	7,650	2,510,654
Industria de Diseno Textil SA	3,225	109,334
Kingfisher plc	10,058	51,518
Lowe’s Cos., Inc.	2,825	544,349
Nitori Holdings Co. Ltd.	600	113,740
TJX Cos., Inc. (The)	6,462	444,650

		4,301,369

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	68,380	9,973,907
Canon, Inc.(a)	2,700	61,417
Dell Technologies, Inc., Class C*	825	79,712
Hewlett Packard Enterprise Co.	6,375	92,438
HP, Inc.	10,225	295,196
Logitech International SA (Registered)	600	65,581
NetApp, Inc.	648	51,574
Seiko Epson Corp.	2,700	46,152
Western Digital Corp.*	3,082	200,114

		10,866,091

Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	950	344,825
Asics Corp.	200	4,388
Burberry Group plc	3,200	91,830
EssilorLuxottica SA - IM	282	53,376
EssilorLuxottica SA - MO	1,313	247,805
Hermes International	135	206,347
Kering SA	405	363,164
Lululemon Athletica, Inc.*	650	260,110
LVMH Moet Hennessy Louis Vuitton SE	987	788,722
Moncler SpA	1,325	91,129
NIKE, Inc., Class B	3,250	544,408
Pandora A/S	567	73,396
Shenzhou International Group Holdings Ltd.	2,700	59,620
Swatch Group AG (The)	270	90,179

		3,219,299

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Tobacco - 0.1%
Imperial Brands plc	3,822	81,940
Japan Tobacco, Inc.	2,800	54,597

		136,537

Trading Companies & Distributors - 0.7%
Brenntag SE	594	59,308
Bunzl plc	1,379	51,115
Electrocomponents plc	21	297
Ferguson plc	775	108,722
ITOCHU Corp.(a)	5,500	161,968
Marubeni Corp.	7,900	66,648
Mitsubishi Corp.	7,500	209,248
Mitsui & Co. Ltd.	10,800	245,964
Rexel SA*	189	3,985
Sojitz Corp.	19,600	59,648
Sumitomo Corp.	10,400	140,530
Toyota Tsusho Corp.	2,400	112,401

		1,219,834

Transportation Infrastructure - 0.2%
Aena SME SA*(b)	297	47,263
Aeroports de Paris*(a)	43	5,211
Atlantia SpA*	2,275	41,275
Auckland International Airport Ltd.*(a)	7,182	36,292
Flughafen Zurich AG (Registered)*(a)	135	21,688
Getlink SE	2,731	43,735
Transurban Group	22,925	240,969

		436,433

Water Utilities - 0.1%
American Water Works Co., Inc.	806	137,109
Pennon Group plc	1,144	20,327
Severn Trent plc	1,838	71,553

		228,989

Wireless Telecommunication Services - 0.2%
Vodafone Group plc	163,202	263,622

TOTAL COMMON STOCKS (COST $126,270,072)		175,292,691

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE BONDS - 0.0%(c)

Airlines - 0.0%(c)
Singapore Airlines Ltd.
Zero Coupon, 6/8/2030 (Cost $11,672) SGD	15,603	11,004

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(c)

Textiles, Apparel & Luxury Goods - 0.0%(c)
Cie Financiere Richemont SA, expiring 11/22/2023, price 67.00 CHF* (Cost $–)	4,830	3,518

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.7%

REPURCHASE AGREEMENTS - 0.7%
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $300,002, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 1.63%, maturing 8/15/2022 - 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% - 1.25%, maturing 4/20/2026 - 2/14/2031; total market value $305,171	300,000	300,000
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $891,445, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $906,353	891,441	891,441

		1,191,441

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,191,441)		1,191,441

Total Investments - 99.1% (Cost $127,473,185)		176,498,654
Other assets less liabilities - 0.9%		1,690,280

Net Assets - 100.0%		178,188,934

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $3,147,411, collateralized in the form of cash with a value of $1,201,061 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,061,654 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $1,229,574 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 25, 2021 – June 30, 2120; a total value of $3,492,289.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $31,808, which represents approximately 0.02% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $1,191,441.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	10	09/17/2021	USD	$1,159,700	$(15,040)
S&P 500 E-Mini Index	8	09/17/2021	USD	1,755,800	67,833

					$52,793

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	46,516	Citibank NA	AUD	60,000	09/15/2021	$2,403
USD	122,000	JPMorgan Chase Bank	EUR	100,000	09/15/2021	3,316
USD	70,743	Citibank NA	GBP	50,000	09/15/2021	1,218
USD	438,099	JPMorgan Chase Bank	JPY	48,000,000	09/15/2021	593

Net unrealized appreciation						$7,530

Abbreviations:

AUD — Australian Dollar
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

FlexShares® STOXX® Global ESG Select Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	3.4%
Austria	0.1
Belgium	0.3
Canada	1.6
Denmark	1.0
Finland	0.5
France	4.7
Germany	2.9
Hong Kong	0.5
Ireland	0.2
Italy	1.0
Japan	7.6
Luxembourg	0.1
Netherlands	1.8
New Zealand	0.1
Norway	0.3
Portugal	0.0	†
Singapore	0.1
Spain	0.8
Sweden	1.2
Switzerland	4.1

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

United Kingdom	5.7%
United States	60.4
Other[1]	1.6

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Building Products - 0.2%
UFP Industries, Inc.(a)	170,392	12,653,310

Chemicals - 13.8%
CF Industries Holdings, Inc.	1,057,008	49,943,628
Corteva, Inc.(a)	4,496,616	192,365,233
FMC Corp.	730,664	78,144,515
ICL Group Ltd.	3,378,960	24,661,266
Mosaic Co. (The)(a)	1,958,064	61,150,339
Nutrien Ltd.(a)	2,711,832	161,143,668
PI Industries Ltd.	395,656	15,685,874
SABIC Agri-Nutrients Co.	981,920	33,669,718
Scotts Miracle-Gro Co. (The)(a)	265,696	47,017,564
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,176,809	15,209,201
UPL Ltd.	2,186,216	23,754,148
Yara International ASA	901,056	47,455,402

		750,200,556

Equity Real Estate Investment Trusts (REITs) - 1.2%
Weyerhaeuser Co.	1,975,392	66,629,972

Food Products - 15.1%
a2 Milk Co. Ltd. (The)*(a)	5,183,960	22,504,861
Archer-Daniels-Midland Co.	2,919,768	174,368,545
Bakkafrost P/F	242,592	20,604,882
Bunge Ltd.(a)	747,992	58,066,619
Charoen Pokphand Foods PCL, NVDR	20,793,600	16,448,881
Charoen Pokphand Indonesia Tbk. PT	38,699,200	16,389,462
International Holding Co. PJSC*	1,727,024	62,345,230
IOI Corp. Bhd.	18,194,400	15,736,863
Kuala Lumpur Kepong Bhd.	3,176,800	13,941,786
Mowi ASA	2,249,752	57,346,095
Muyuan Foods Co. Ltd., Class A	10,978,815	71,879,329
New Hope Liuhe Co. Ltd., Class A*	8,664,088	15,311,749
PPB Group Bhd.	4,043,200	17,341,687
Salmar ASA	294,576	19,545,374
Sime Darby Plantation Bhd.	15,306,400	12,332,171
Tongwei Co. Ltd., Class A	7,797,625	52,199,147
Tyson Foods, Inc., Class A	1,654,824	118,253,723
Wilmar International Ltd.	17,328,000	55,665,608

		820,282,012

Metals & Mining - 30.9%
Agnico Eagle Mines Ltd.	456,304	29,501,579
Anglo American plc	2,810,024	124,650,184
AngloGold Ashanti Ltd.	837,520	16,787,327
Antofagasta plc(a)	869,288	18,062,745
Barrick Gold Corp.	3,494,480	76,028,419
BHP Group Ltd.(a)	6,131,224	241,066,389
Boliden AB*	537,168	20,945,812

Investments	Shares	Value ($)
First Quantum Minerals Ltd.	1,137,872	24,355,301
Fortescue Metals Group Ltd.	3,520,472	64,460,179
Franco-Nevada Corp.	366,776	58,629,512
Freeport-McMoRan, Inc.	2,870,672	109,372,603
Glencore plc*	21,021,752	94,565,878
Gold Fields Ltd.	1,611,504	15,790,343
Grupo Mexico SAB de CV, Series B	6,642,400	30,506,977
Impala Platinum Holdings Ltd.	1,732,800	31,272,428
Kinross Gold Corp.(a)	2,402,816	15,725,563
Kirkland Lake Gold Ltd.(a)	488,072	20,858,446
MMC Norilsk Nickel PJSC	18,416	6,364,569
MMC Norilsk Nickel PJSC, ADR	1,003,654	34,686,282
Newcrest Mining Ltd.	1,663,488	32,390,564
Newmont Corp.	1,516,200	95,247,684
Norsk Hydro ASA	2,870,672	19,099,147
Northern Star Resources Ltd.	2,368,160	17,790,118
Rio Tinto plc	2,252,640	191,080,761
Sibanye Stillwater Ltd.	5,695,136	24,834,161
South32 Ltd.	9,729,672	21,240,832
Sumitomo Metal Mining Co. Ltd.	577,600	23,251,360
Teck Resources Ltd., Class B(a)	889,504	20,293,246
Vale SA	6,642,400	140,356,205
Wheaton Precious Metals Corp.	831,744	38,397,410
Zijin Mining Group Co. Ltd., Class A	12,418,492	19,715,556

		1,677,327,580

Multi-Utilities - 1.3%
Suez SA(a)	1,057,008	24,654,380
Veolia Environnement SA	1,435,336	47,111,953

		71,766,333

Oil, Gas & Consumable Fuels - 28.2%
BP plc	24,805,032	99,738,360
Canadian Natural Resources Ltd.	1,305,376	43,050,691
Chevron Corp.	2,475,016	251,981,379
China Petroleum & Chemical Corp., Class H	31,632,000	14,490,673
ConocoPhillips	1,556,632	87,264,790
Devon Energy Corp.	618,032	15,969,947
Diamondback Energy, Inc.	225,264	17,374,612
Eni SpA	3,205,680	38,104,185
EOG Resources, Inc.	670,016	48,817,366
Equinor ASA	1,270,720	24,802,114
Exxon Mobil Corp.	4,583,256	263,858,048
Gazprom PJSC	12,967,120	50,479,979
Hess Corp.	309,016	23,621,183
LUKOIL PJSC	221,404	19,011,260
LUKOIL PJSC, ADR	193,748	16,604,204
Novatek PJSC	1,048,344	23,389,483
Occidental Petroleum Corp.	1,005,024	26,231,126
Petroleo Brasileiro SA (Preference)	4,620,800	24,158,405
Pioneer Natural Resources Co.(a)	254,144	36,944,913
PTT PCL, NVDR	11,263,200	11,908,305
Repsol SA	1,680,816	18,378,482
Rosneft Oil Co. PJSC	2,743,600	20,359,040

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Royal Dutch Shell plc, Class A	5,238,832	105,119,948
Santos Ltd.	2,278,632	10,803,160
Saudi Arabian Oil Co.(b)	2,685,840	24,957,744
Suncor Energy, Inc.	1,738,576	34,204,691
Tatneft PJSC	1,958,064	13,068,367
Texas Pacific Land Corp.(a)	10,456	15,606,103
TotalEnergies SE	3,055,504	132,972,051
Woodside Petroleum Ltd.(a)	1,256,280	20,232,321

		1,533,502,930

Paper & Forest Products - 3.8%
Canfor Corp.*(a)	161,728	3,120,942
Dongwha Enterprise Co. Ltd.*	14,440	935,258
Duratex SA	866,400	3,708,261
Interfor Corp.	176,168	3,611,278
Mondi plc	1,198,520	33,260,591
Shenzhen Chengxin Lithium Group Co. Ltd.,Class A*	577,660	4,321,512
Stella-Jones, Inc.(a)	173,280	6,283,803
Stora Enso OYJ, Class R	1,602,840	31,712,306
Suzano SA*	1,873,193	19,677,789
Svenska Cellulosa AB SCA, Class B	1,576,848	29,322,728
UPM-Kymmene OYJ	1,325,592	54,135,788
West Fraser Timber Co. Ltd.(a)	205,048	14,699,199

		204,789,455

Trading Companies & Distributors - 0.9%
Boise Cascade Co.	98,192	5,022,521
Mitsui & Co. Ltd.	2,021,600	46,040,904

		51,063,425

Water Utilities - 4.1%
American States Water Co.	95,304	8,417,249
American Water Works Co., Inc.	479,408	81,552,095
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	5,487,289	2,694,222
Beijing Enterprises Water Group Ltd.*(a)	11,552,000	4,236,566
California Water Service Group(a)	135,736	8,507,932
Cia de Saneamento Basico do Estado de Sao Paulo*	866,400	5,968,904
Cia de Saneamento do Parana*	577,600	2,183,773
Essential Utilities, Inc.(a)	589,152	28,939,146
Guangdong Investment Ltd.	8,059,576	11,283,738
Pennon Group plc	687,344	12,213,191
Severn Trent plc	646,912	25,184,155
SJW Group(a)	72,200	4,976,746
United Utilities Group plc	1,709,696	25,506,024

		221,663,741

TOTAL COMMON STOCKS (COST $4,454,726,610)		5,409,879,314

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.5%

CERTIFICATES OF DEPOSIT - 0.1%
Nordea Bank Abp, New York Branch (ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/7/2021(d)	5,000,000	5,000,575
Royal Bank of Canada, New York (ICE LIBOR USD 3 Month + 0.04%), 0.18%, 10/5/2021(d)	2,000,000	2,000,260

TOTAL CERTIFICATES OF DEPOSIT (Cost $6,999,939)		7,000,835

REPURCHASE AGREEMENTS - 0.4%
BofA Securities, Inc., 0.53%, dated 7/31/2021, due 11/1/2021, repurchase price $8,011,071, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 2.25%, maturing 12/31/2022 - 5/15/2041; Common Stocks; total market value $8,196,621	8,000,000	8,000,000
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $12,670,252, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $12,882,143	12,670,199	12,670,199

TOTAL REPURCHASE AGREEMENTS (Cost $20,670,199)		20,670,199

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $27,670,138)		27,671,034

Total Investments - 100.0% (Cost $4,482,396,748)		5,437,550,348
Other assets less liabilities - 0.0%(e)		485,863

Net Assets - 100.0%		5,438,036,211

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

(a)   The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $98,078,380, collateralized in the form of cash with a value of $27,670,113 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $39,866,984 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $38,953,888 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 25, 2021 – June 30, 2120; a total value of $106,490,985.

(b)   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c) The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $27,671,034.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2021. Represents less than 0.05% of net assets.
(e) Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	3	09/17/2021	EUR	$145,426	$(115)
FTSE 100 Index	95	09/17/2021	GBP	9,201,580	(114,680)
FTSE/JSE Top 40 Index	24	09/16/2021	ZAR	1,022,852	26,451
Hang Seng Index	1	08/30/2021	HKD	166,622	(4,583)
MSCI Emerging Markets E-Mini Index	22	09/17/2021	USD	1,405,470	(81,497)
S&P Midcap 400 E-Mini Index	16	09/17/2021	USD	4,317,920	(244)
S&P/TSX 60 Index	48	09/16/2021	CAD	9,323,539	110,560
SPI 200 Index	31	09/16/2021	AUD	4,158,545	59,333
TOPIX Index	3	09/09/2021	JPY	520,729	(11,276)

					$(16,051)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	340,000	Bank of New York	USD		270,362	09/15/2021	$1,986
EUR	170,000	JPMorgan Chase Bank	USD		201,027	09/15/2021	735
GBP	925,000	Morgan Stanley	USD		1,279,092	09/15/2021	7,118
GBP	3,350,000	Toronto-Dominion Bank (The)	USD		4,629,281	09/15/2021	28,887
NOK	3,990,000	Morgan Stanley	USD		449,702	09/15/2021	1,970
USD	902,568	Morgan Stanley	AUD		1,190,000	09/15/2021	27,659
USD	2,874,482	Toronto-Dominion Bank (The)	AUD		3,840,000	09/15/2021	51,246
USD	178,700	BNP Paribas SA	CAD		220,000	09/15/2021	2,475
USD	2,923,591	Toronto-Dominion Bank (The)	CAD		3,640,000	09/15/2021	7,866
USD	1,073,550	Morgan Stanley	CHF		961,534	09/15/2021	11,403
USD	1,830,234	BNP Paribas SA	EUR		1,530,000	09/15/2021	14,377
USD	1,209,505	JPMorgan Chase Bank	EUR		991,398	09/15/2021	32,880
USD	2,310,647	JPMorgan Chase Bank	GBP		1,660,000	09/15/2021	2,421
USD	410,816	Citibank NA	HKD		3,187,495	09/15/2021	608
USD	715,137	UBS AG	HKD		5,550,000	09/15/2021	891
USD	511,751	JPMorgan Chase Bank	JPY		56,069,584	09/15/2021	693
USD	314,558	Goldman Sachs & Co.	KRW	*	350,052,156	09/15/2021	10,446
USD	33,583	Goldman Sachs & Co.	MXN		670,000	09/15/2021	46
USD	78,123	Bank of New York	NOK		648,952	09/15/2021	4,661
USD	344,434	Morgan Stanley	NOK		2,930,000	09/15/2021	12,755
USD	16,618	Goldman Sachs & Co.	RUB	*	1,215,850	09/15/2021	121
USD	722,817	Citibank NA	SEK		5,970,827	09/15/2021	28,624
USD	905,506	Citibank NA	SGD		1,200,085	09/15/2021	19,298

Total unrealized appreciation							$269,166

AUD	600,000	Bank of New York	USD		450,951	09/15/2021	$(9,820)
AUD	580,000	BNP Paribas SA	USD		426,623	09/15/2021	(196)
AUD	6,358,480	Citibank NA	USD		4,901,704	09/15/2021	(226,837)
BRL*	3,859,240	JPMorgan Chase Bank	USD		757,121	09/15/2021	(11,811)
CAD	1,900,000	Bank of New York	USD		1,525,628	09/15/2021	(3,683)
CAD	3,854,539	Toronto-Dominion Bank (The)	USD		3,187,151	09/15/2021	(99,575)
EUR	150,000	JPMorgan Chase Bank	USD		182,972	09/15/2021	(4,947)
EUR	780,000	Toronto-Dominion Bank (The)	USD		926,322	09/15/2021	(591)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	3,269,860	Citibank NA	USD		4,626,370	09/15/2021	$(79,637)
HKD	7,580,000	UBS AG	USD		976,421	09/15/2021	(929)
INR*	6,925,711	Citibank NA	USD		93,923	09/15/2021	(1,255)
JPY	11,330,000	JPMorgan Chase Bank	USD		103,416	09/15/2021	(147)
MYR*	2,484,831	Goldman Sachs & Co.	USD		602,151	09/15/2021	(14,438)
NOK	10,000,000	Bank of Montreal	USD		1,165,941	09/15/2021	(33,931)
NZD	276,346	Morgan Stanley	USD		199,013	09/15/2021	(6,170)
SEK	3,820,000	BNP Paribas SA	USD		452,079	09/15/2021	(7,950)
SEK	4,500,000	JPMorgan Chase Bank	USD		527,128	09/15/2021	(3,940)
SGD	270,000	Bank of New York	USD		203,719	09/15/2021	(4,336)
SGD	1,500,000	Toronto-Dominion Bank (The)	USD		1,114,522	09/15/2021	(6,841)
USD	556,593	Toronto-Dominion Bank (The)	BRL	*	2,900,000	09/15/2021	(3,465)
USD	710,679	JPMorgan Chase Bank	EUR		600,000	09/15/2021	(1,422)
USD	4,145,286	Morgan Stanley	GBP		3,000,000	09/15/2021	(26,207)
USD	2,706,331	Toronto-Dominion Bank (The)	GBP		1,960,000	09/15/2021	(19,045)
USD	918,256	JPMorgan Chase Bank	JPY		101,670,000	09/15/2021	(8,437)
USD	267,912	BNP Paribas SA	MXN		5,420,000	09/15/2021	(3,389)
USD	465,137	Morgan Stanley	MYR	*	1,980,000	09/15/2021	(3,173)
ZAR	1,090,000	Goldman Sachs & Co.	USD		78,319	09/15/2021	(4,224)
ZAR	4,640,000	Morgan Stanley	USD		323,498	09/15/2021	(8,084)

Total unrealized depreciation							$(594,480)

Net unrealized depreciation							$(325,314)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	7.5%
Brazil	3.6
Canada	10.1
China	3.9
Finland	1.6
France	3.8
India	0.7
Indonesia	0.3
Israel	0.5
Italy	0.7
Japan	1.3
Malaysia	1.1
Mexico	0.6
New Zealand	0.4
Norway	3.5
Russia	3.4
Saudi Arabia	1.1
Singapore	1.0
South Africa	1.6
South Korea	0.0 †
Spain	0.3
Sweden	0.9
Thailand	0.5
United Arab Emirates	1.1
United Kingdom	13.4
United States	36.6
Other[1]	0.5

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Air Freight & Logistics - 4.1%
bpost SA*(a)	149,776	1,681,025
Deutsche Post AG (Registered)	1,502,820	101,772,531
Oesterreichische Post AG(a)	48,576	2,563,263
Pos Malaysia Bhd.*	607,200	111,512
PostNL NV	740,784	4,005,603
Royal Mail plc	1,287,264	9,023,907
Singapore Post Ltd.	2,226,400	1,052,283

		120,210,124

Commercial Services & Supplies - 4.1%
Befesa SA(b)	53,636	4,210,424
Biffa plc*(b)	463,496	2,303,808
Bingo Industries Ltd.(b)(c)	678,384	1,715,343
Casella Waste Systems, Inc., Class A*	23,276	1,600,923
China Everbright Environment Group Ltd.	6,072,000	3,289,469
Clean Harbors, Inc.*	23,276	2,211,220
Cleanaway Co. Ltd.	100,000	600,751
Cleanaway Waste Management Ltd.	3,128,092	5,840,232
CoreCivic, Inc., REIT*(a)	54,648	561,781
Covanta Holding Corp.	54,648	1,098,425
Daiseki Co. Ltd.	60,300	2,780,119
Insun ENT Co. Ltd.*	51,612	563,122
Koentec Co. Ltd.	40,480	324,825
Lassila & Tikanoja OYJ	55,660	984,744
Republic Services, Inc.	94,116	11,139,570
Shanghai Youngsun Investment Co. Ltd., Class B*^‡(c)	57,800	—
Stericycle, Inc.*	41,492	2,927,261
US Ecology, Inc.*(a)	14,168	495,880
Waste Connections, Inc.	398,728	50,481,804
Waste Management, Inc.	189,244	28,057,315

		121,187,016

Diversified Financial Services - 0.0%(d)
Metro Pacific Investments Corp.	19,228,000	1,346,364

Diversified Telecommunication Services - 12.6%
AT&T, Inc.	3,202,980	89,843,589
BCE, Inc.	521,180	25,997,420
BT Group plc*	5,067,084	12,230,155
Cellnex Telecom SA(a)(b)	331,936	21,624,917
China Tower Corp. Ltd., Class H(b)	26,312,000	3,487,410
Deutsche Telekom AG (Registered)	1,873,212	38,885,286
Hellenic Telecommunications Organization SA	132,572	2,417,796
HKT Trust & HKT Ltd.	2,024,000	2,750,340
Indus Towers Ltd.	767,096	2,289,485
Infrastrutture Wireless Italiane SpA(b)	204,424	2,312,068
Liberty Global plc, Class C*	176,088	4,729,724
Lumen Technologies, Inc.(a)	451,352	5,628,359

Investments	Shares	Value ($)
Nippon Telegraph & Telephone Corp.	1,370,200	34,988,478
Spark New Zealand Ltd.	1,106,116	3,655,485
Swisscom AG (Registered)(a)	15,180	9,128,434
Telecom Italia SpA	5,853,408	2,574,406
Telesites SAB de CV*(a)	1,922,800	1,609,151
Verizon Communications, Inc.	1,857,020	103,584,576

		367,737,079

Electric Utilities - 13.3%
American Electric Power Co., Inc.	225,676	19,886,569
Duke Energy Corp.	344,080	36,166,249
Enel SpA	8,372,276	77,238,633
Eversource Energy	155,848	13,445,007
Exelon Corp.	441,232	20,649,658
Iberdrola SA	6,161,115	74,227,438
Iberdrola SA*(c)	157,813	1,901,288
NextEra Energy, Inc.	879,428	68,507,441
Orsted A/S(b)	203,412	30,202,608
Southern Co. (The)	474,628	30,314,490
Xcel Energy, Inc.	241,868	16,507,491

		389,046,872

Equity Real Estate Investment Trusts (REITs) - 5.9%
American Tower Corp.	199,364	56,380,139
CoreSite Realty Corp.(a)	19,228	2,657,502
Crown Castle International Corp.	193,292	37,322,752
CyrusOne, Inc.	54,648	3,894,763
Digital Realty Trust, Inc.	127,512	19,657,250
Equinix, Inc.(a)	40,480	33,210,197
GEO Group, Inc. (The)(a)	54,648	378,164
Keppel DC REIT	708,422	1,381,164
QTS Realty Trust, Inc., Class A(a)	30,360	2,359,276
SBA Communications Corp.	48,576	16,563,930

		173,805,137

Gas Utilities - 1.0%
APA Group	1,089,924	7,634,946
Beijing Enterprises Holdings Ltd.	506,000	1,572,460
Enagas SA(a)	251,988	5,784,911
Petronas Gas Bhd.	506,000	1,827,355
Snam SpA(a)	2,202,112	13,327,894

		30,147,566

Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc.*	40,480	2,498,426
Apollo Hospitals Enterprise Ltd.	178,112	9,657,756
Bangkok Dusit Medical Services PCL, NVDR	17,001,600	11,638,731
Bumrungrad Hospital PCL, NVDR	809,600	2,955,868
Encompass Health Corp.	44,528	3,706,956
Fortis Healthcare Ltd.*	788,348	2,655,901
HCA Healthcare, Inc.	122,452	30,392,586
IHH Healthcare Bhd.	3,542,000	4,733,858
Life Healthcare Group Holdings Ltd.*	1,873,212	3,016,859
Mitra Keluarga Karyasehat Tbk. PT(b)	8,298,400	1,486,109
Netcare Ltd.*	1,773,024	1,847,108
Ramsay Health Care Ltd.	282,348	13,311,609

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Tenet Healthcare Corp.*(a)	47,564	3,416,998
Universal Health Services, Inc., Class B	29,348	4,707,713

		96,026,478

IT Services - 0.2%
Fastly, Inc., Class A*(a)	44,528	2,140,461
NEXTDC Ltd.*	261,096	2,446,962

		4,587,423

Media - 6.5%
Altice USA, Inc., Class A*(a)	105,248	3,234,271
Cable One, Inc.(a)	2,349	4,434,888
Charter Communications, Inc., Class A*	40,574	30,189,085
Charter Communications, Inc., Class A*(a)	5,978	4,447,931
Comcast Corp., Class A	2,057,396	121,036,607
DISH Network Corp., Class A*	117,392	4,917,551
Liberty Broadband Corp., Class C*	71,852	12,753,011
Shaw Communications, Inc., Class B	274,252	8,005,562

		189,018,906

Multi-Utilities - 9.1%
Consolidated Edison, Inc.	153,824	11,347,597
Dominion Energy, Inc.	361,284	27,049,333
DTE Energy Co.	87,032	10,210,594
E.ON SE	2,274,976	27,980,197
Engie SA	2,002,748	26,721,909
Keppel Infrastructure Trust	5,262,400	2,137,449
National Grid plc	3,709,656	47,662,493
Public Service Enterprise Group, Inc.	226,688	14,106,794
RWE AG	728,640	25,929,280
Sempra Energy	135,608	17,717,185
Suez SA(a)	633,512	14,776,469
Veolia Environnement SA	826,804	27,138,141
WEC Energy Group, Inc.	141,680	13,337,755

		266,115,196

Oil, Gas & Consumable Fuels - 7.8%
Antero Midstream Corp.	153,824	1,461,328
Enbridge, Inc.	2,179,848	85,877,298
Equitrans Midstream Corp.(a)	182,160	1,497,355
Inter Pipeline Ltd.(a)	460,460	7,369,721
Keyera Corp.(a)	235,796	6,308,797
Kinder Morgan, Inc.	891,572	15,495,521
Koninklijke Vopak NV	68,816	2,912,376
ONEOK, Inc.	199,364	10,360,947
Pembina Pipeline Corp.	591,008	19,524,308
Petronet LNG Ltd.	794,420	2,329,936
Targa Resources Corp.	104,236	4,389,378
TC Energy Corp.(a)	1,049,444	51,129,238
Transneft PJSC (Preference)	2,024	4,501,888
Williams Cos., Inc. (The)	542,432	13,587,921

		226,746,012

Road & Rail - 16.6%
Aurizon Holdings Ltd.	2,818,420	7,996,683
Canadian National Railway Co.(a)	1,079,804	117,257,364
Canadian Pacific Railway Ltd.(a)	1,017,060	75,475,979
Central Japan Railway Co.	314,200	45,390,806
CSX Corp.	1,023,132	33,067,626

Investments	Shares	Value ($)
East Japan Railway Co.	572,800	37,995,299
Kansas City Southern	41,492	11,111,558
Keikyu Corp.(a)	404,800	4,780,144
Keisei Electric Railway Co. Ltd.	246,200	7,279,444
MTR Corp. Ltd.	2,530,000	14,992,086
Norfolk Southern Corp.	112,332	28,962,560
Odakyu Electric Railway Co. Ltd.(a)	506,000	11,996,465
Tobu Railway Co. Ltd.	303,600	7,845,190
Union Pacific Corp.	298,540	65,308,610
West Japan Railway Co.	303,600	16,368,120

		485,827,934

Transportation Infrastructure - 7.0%
Adani Ports & Special Economic Zone Ltd.	1,074,744	9,741,515
Aena SME SA*(b)	112,332	17,875,881
Aeroports de Paris*(a)	42,504	5,151,007
Airports of Thailand PCL, NVDR	6,578,000	11,307,736
Atlantia SpA*	705,364	12,797,236
Atlas Arteria Ltd.	1,456,268	6,711,595
Auckland International Airport Ltd.*(a)	1,853,984	9,368,474
Bangkok Expressway & Metro PCL, NVDR	13,156,000	3,062,095
CCR SA	1,720,400	4,345,204
China Merchants Port Holdings Co. Ltd.	2,024,000	2,818,056
COSCO SHIPPING Ports Ltd.	2,024,000	1,442,887
Getlink SE	670,956	10,744,843
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	632,500	7,292,087
Grupo Aeroportuario del Sureste SAB de CV, Class B	308,660	5,620,209
International Container Terminal Services, Inc.	2,702,040	8,405,866
Japan Airport Terminal Co. Ltd.(a)	141,200	6,059,699
Promotora y Operadora de Infraestructura SAB de CV	339,020	2,563,028
Qube Holdings Ltd.	2,647,392	5,682,219
Shenzhen International Holdings Ltd.(a)	1,673,179	2,204,724
Sydney Airport*	4,129,972	23,709,098
Transurban Group	4,178,548	43,921,616
Westports Holdings Bhd.	1,416,800	1,363,083
Westshore Terminals Investment Corp.(a)	64,768	1,117,557

		203,305,715

Water Utilities - 2.6%
Aguas Andinas SA, Class A	4,046,988	822,825
American States Water Co.	16,192	1,430,077
American Water Works Co., Inc.	80,960	13,772,106
Beijing Enterprises Water Group Ltd.*(a)	8,096,000	2,969,117
California Water Service Group(a)	23,276	1,458,940
Cia de Saneamento Basico do Estado de Sao Paulo*	506,000	3,485,994
Cia de Saneamento de Minas Gerais-COPASA	303,600	817,527

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Cia de Saneamento do Parana (Preference)*	1,518,000	1,167,896
Essential Utilities, Inc.(a)	100,188	4,921,234
Guangdong Investment Ltd.	4,048,000	5,667,367
Middlesex Water Co.(a)	8,096	823,687
Pennon Group plc	428,413	7,612,331
Severn Trent plc	384,560	14,970,844
SJW Group(a)	13,156	906,843
TTW PCL, NVDR	2,327,600	821,485
United Utilities Group plc	1,034,264	15,429,622
WHA Utilities and Power PCL, NVDR	1,720,400	219,843

		77,297,738

Wireless Telecommunication Services - 4.7%
KDDI Corp.	967,200	29,364,104
SoftBank Group Corp.	772,600	48,129,988
T-Mobile US, Inc.*	219,604	31,627,368
Vodafone Group plc	16,659,544	26,910,306

		136,031,766

TOTAL COMMON STOCKS (COST $2,426,822,513)		2,888,437,326

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.5%

REPURCHASE AGREEMENTS - 0.5%
BofA Securities, Inc., 0.53%, dated 7/31/2021, due 11/1/2021, repurchase price $2,002,768, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 2.25%, maturing 12/31/2022 - 5/15/2041; Common Stocks; total market value $2,049,155	2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $6,900,035, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 1.63%, maturing 8/15/2022 - 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% - 1.25%, maturing 4/20/2026 - 2/14/2031; total market value $7,018,924	6,900,000	6,900,000

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $6,946,018, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $7,062,180	6,945,989	6,945,989

		15,845,989

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $15,845,989)		15,845,989

Total Investments - 99.3% (Cost $2,442,668,502)		2,904,283,315
Other assets less liabilities - 0.7%		20,851,104

Net Assets - 100.0%		2,925,134,419

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $245,557,363, collateralized in the form of cash with a value of $15,845,989 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $204,174,710 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $37,624,901 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 25, 2021 – June 30, 2120; a total value of $257,645,600.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $3,616,631, which represents approximately 0.12% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $15,845,989.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	37	09/17/2021	EUR	$1,793,594	$7,045
FTSE 100 Index	82	09/17/2021	GBP	7,942,416	(75,469)
S&P 500 E-Mini Index	49	09/17/2021	USD	10,754,275	302,907
S&P/TSX 60 Index	48	09/16/2021	CAD	9,323,539	131,307
SPI 200 Index	35	09/16/2021	AUD	4,695,132	71,159
TOPIX Index	19	09/09/2021	JPY	3,297,950	(63,518)

					$373,431

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	690,000	Citibank NA	USD	550,325	09/15/2021	$2,382
CAD	560,000	JPMorgan Chase Bank	USD	446,043	09/15/2021	2,530
EUR	630,000	BNP Paribas SA	USD	746,104	09/15/2021	1,603
EUR	650,000	Morgan Stanley	USD	768,287	09/15/2021	3,155
GBP	230,000	JPMorgan Chase Bank	USD	318,876	09/15/2021	939
JPY	247,210,000	JPMorgan Chase Bank	USD	2,236,794	09/15/2021	16,454
USD	40,964	Citibank NA	AUD	52,839	09/15/2021	2,116
USD	1,771,268	JPMorgan Chase Bank	AUD	2,380,000	09/15/2021	21,450
USD	1,309,191	Toronto-Dominion Bank (The)	CAD	1,630,000	09/15/2021	3,523
USD	271,309	Morgan Stanley	CHF	243,000	09/15/2021	2,882
USD	718,053	BNP Paribas SA	EUR	600,000	09/15/2021	5,952
USD	1,663,450	JPMorgan Chase Bank	EUR	1,400,000	09/15/2021	1,881
USD	510,665	Toronto-Dominion Bank (The)	EUR	430,000	09/15/2021	326
USD	1,289,289	Citibank NA	GBP	911,253	09/15/2021	22,193
USD	1,288,834	UBS AG	HKD	10,000,000	09/15/2021	1,905

Total unrealized appreciation						$89,291

CAD	400,000	JPMorgan Chase Bank	USD	320,881	09/15/2021	$(471)
CAD	3,695,816	Toronto-Dominion Bank (The)	USD	3,055,910	09/15/2021	(95,474)

EUR	500,000	BNP Paribas SA	USD	593,803	09/15/2021	(386)
EUR	2,150,130	JPMorgan Chase Bank	USD	2,623,096	09/15/2021	(71,247)
HKD	2,099,601	Citibank NA	USD	270,604	09/15/2021	(401)
HKD	4,640,000	UBS AG	USD	598,016	09/15/2021	(881)
JPY	312,736,439	JPMorgan Chase Bank	USD	2,854,533	09/15/2021	(4,030)
USD	3,038,143	JPMorgan Chase Bank	GBP	2,200,000	09/15/2021	(20,952)
USD	2,269,375	Toronto-Dominion Bank (The)	JPY	250,000,000	09/15/2021	(9,303)

Total unrealized depreciation						$(203,145)

Net unrealized depreciation						$(113,854)

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
USD — US Dollar

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	4.1%
Austria	0.1
Belgium	0.1
Brazil	0.3
Canada	15.3
Chile	0.0	†
China	0.8
Denmark	1.0
Finland	0.0	†
France	2.9
Germany	6.8
Greece	0.1
Hong Kong	0.6
India	0.9
Indonesia	0.1
Italy	3.7
Japan	8.7
Malaysia	0.3
Mexico	0.6
Netherlands	0.2
New Zealand	0.4
Philippines	0.3
Russia	0.2
Singapore	0.2
South Africa	0.2
South Korea	0.0	†
Spain	4.2
Switzerland	0.3
Taiwan	0.0	†
Thailand	1.0
United Kingdom	4.7
United States	40.7
Other[1]	1.2

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Equity Real Estate Investment Trusts (REITs) - 77.0%
Acadia Realty Trust	48,875	1,045,925
AEON REIT Investment Corp.(a)	805	1,169,909
alstria office REIT-AG	69,575	1,473,486
American Homes 4 Rent, Class A(a)	127,995	5,375,790
American Tower Corp.	39,905	11,285,134
Argosy Property Ltd.	176,539	200,841
AvalonBay Communities, Inc.	64,055	14,593,651
Befimmo SA	16,560	702,017
Brandywine Realty Trust(a)	83,720	1,168,731
Brixmor Property Group, Inc.	139,955	3,221,764
BWP Trust	304,405	919,624
Camden Property Trust(a)	35,190	5,257,034
Canadian Apartment Properties REIT(a)	38,525	1,924,167
CareTrust REIT, Inc.(a)	41,745	1,006,889
CDL Hospitality Trusts	839,500	750,162
Charter Hall Group	219,190	2,624,573
Columbia Property Trust, Inc.	61,295	1,021,788
Cousins Properties, Inc.(a)	70,840	2,813,765
Covivio	8,050	756,400
Crombie REIT(a)	63,825	938,189
Cromwell European REIT(b)	46,000	135,821
Crown Castle International Corp.	27,485	5,307,079
CT REIT(a)	63,020	862,243
Daiwa Office Investment Corp.	160	1,151,708
Derwent London plc	11,730	592,988
Dexus	21,965	165,974
Dream Industrial REIT	76,475	983,237
Dream Office REIT(a)	40,365	721,710
EastGroup Properties, Inc.	18,285	3,222,183
Empire State Realty Trust, Inc., Class A	87,285	997,668
Equinix, Inc.	3,795	3,113,456
Equity Commonwealth	53,360	1,402,834
Equity Residential	170,775	14,367,301
Essex Property Trust, Inc.	30,705	10,074,311
Eurocommercial Properties NV, CVA	33,957	851,228
Extra Space Storage, Inc.	61,525	10,713,964
First Capital REIT(a)	60,605	878,720
First Industrial Realty Trust, Inc.	59,570	3,263,245
Frasers Logistics & Commercial Trust(b)	1,046,500	1,174,714
Frontier Real Estate Investment Corp.	230	1,064,601
Fukuoka REIT Corp.	575	965,581
Gaming and Leisure Properties, Inc.	101,545	4,807,140
GCP Student Living plc	416,990	1,226,197
Gecina SA	21,505	3,413,259
GEO Group, Inc. (The)(a)	61,295	424,161

Investments	Shares	Value ($)
Getty Realty Corp.	19,205	606,686
Goodman Group	622,725	10,363,098
Goodman Property Trust	575,000	977,217
Granite REIT(a)	15,640	1,082,215
Growthpoint Properties Australia Ltd.(a)	276,460	798,623
Heiwa Real Estate REIT, Inc.	575	914,237
Hibernia REIT plc	637,330	987,004
Highwoods Properties, Inc.	49,565	2,363,755
Hoshino Resorts REIT, Inc.	157	995,645
Ichigo Office REIT Investment Corp.	1,035	935,508
Industrial Logistics Properties Trust	38,525	1,044,028
InterRent REIT(a)	71,990	1,036,873
Japan Excellent, Inc.(a)	690	959,399
Japan Logistics Fund, Inc.(a)	386	1,169,431
Japan Metropolitan Fund Invest	2,415	2,519,522
Kenedix Office Investment Corp.	230	1,691,207
Kenedix Retail REIT Corp.	345	955,626
Killam Apartment REIT(a)	53,705	890,530
Kilroy Realty Corp.	49,450	3,425,402
Kimco Realty Corp.(a)	204,010	4,351,533
Kite Realty Group Trust(a)	49,680	1,001,549
Lamar Advertising Co., Class A	23,000	2,451,800
Lexington Realty Trust(a)	130,410	1,714,891
Life Storage, Inc.	33,350	3,913,956
LTC Properties, Inc.(a)	20,240	766,084
Macerich Co. (The)(a)	69,805	1,137,822
Mapletree Commercial Trust	954,500	1,522,576
Medical Properties Trust, Inc.	160,080	3,366,482
Mercialys SA	66,470	805,542
Mid-America Apartment Communities, Inc.	52,785	10,192,784
Monmouth Real Estate Investment Corp.	52,325	996,268
Mori Trust Sogo Reit, Inc.	575	827,790
National Health Investors, Inc.	19,550	1,333,897
NorthWest Healthcare Properties REIT(a)	78,085	816,285
NTT UD REIT Investment Corp.	690	1,000,264
Office Properties Income Trust	35,535	1,029,804
Paramount Group, Inc.	101,545	991,079
Park Hotels & Resorts, Inc.*	80,155	1,482,868
Parkway Life REIT	287,500	985,156
Physicians Realty Trust(a)	83,490	1,582,135
Piedmont Office Realty Trust, Inc., Class A	55,775	1,060,841
PotlatchDeltic Corp.	30,245	1,570,925
Prologis, Inc.	202,170	25,885,847
PS Business Parks, Inc.	9,200	1,413,764
Public Storage	64,630	20,195,582
Retail Opportunity Investments Corp.	63,940	1,129,820
Retail Properties of America, Inc., Class A	97,405	1,228,277
RPT Realty	76,130	969,896

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
Sabra Health Care REIT, Inc.	92,920	1,727,383
Safestore Holdings plc	96,715	1,419,979
Saul Centers, Inc.	20,010	912,456
Scentre Group	1,863,000	3,560,435
Service Properties Trust(a)	73,140	814,048
SITE Centers Corp.(a)	77,970	1,236,604
SL Green Realty Corp.(a)	33,465	2,491,804
Summit Industrial Income REIT(a)	71,645	1,088,722
Tanger Factory Outlet Centers, Inc.(a)	59,915	1,028,741
Urban Edge Properties	57,845	1,099,055
VEREIT, Inc.(a)	102,810	5,034,606
VICI Properties, Inc.(a)	248,975	7,765,530
Washington REIT	39,790	966,499
Waypoint REIT	455,400	880,371
Weingarten Realty Investors	57,845	1,862,031
Weyerhaeuser Co.	351,555	11,857,950
Workspace Group plc	82,570	991,308

		304,310,207

Household Durables - 0.8%
Iida Group Holdings Co. Ltd.	69,000	1,653,485
Open House Co. Ltd.	27,800	1,398,233

		3,051,718

Real Estate Management & Development - 21.0%
Aeon Mall Co. Ltd.	57,500	870,752
AFI Properties Ltd.*	22,195	1,064,799
Airport City Ltd.*	54,165	926,447
Amot Investments Ltd.	142,945	949,807
Aroundtown SA	167,785	1,314,326
Ascendas India Trust	690,000	738,867
Atrium Ljungberg AB, Class B	38,755	949,495
Bukit Sembawang Estates Ltd.*	46,000	186,500
CA Immobilien Anlagen AG	28,520	1,252,995
CapitaLand Ltd.*	1,150,000	3,422,568
Castellum AB(a)	109,480	3,067,797
CK Asset Holdings Ltd.	1,207,500	8,227,446
CLS Holdings plc	246,215	871,217
Daibiru Corp.	57,500	730,866
Deutsche Wohnen SE	146,165	9,123,694
DREAM Unlimited Corp., Class A	44,505	957,231
Entra ASA(b)	81,535	1,987,882
Fabege AB	118,565	2,056,674
Fastighets AB Balder, Class B*	26,450	1,828,484
Goldcrest Co. Ltd.	46,000	678,159
Heiwa Real Estate Co. Ltd.	23,000	824,647
Helical plc	19,090	120,765
Henderson Land Development Co. Ltd.	690,000	3,085,431
Howard Hughes Corp. (The)*	10,925	1,012,857
K Wah International Holdings Ltd.(a)	1,725,000	779,127
Kerry Properties Ltd.	287,500	847,199
Kojamo OYJ(a)	56,695	1,395,673
Kungsleden AB	92,805	1,253,349
Mivne Real Estate KD Ltd.	349,715	1,048,592
Nomura Real Estate Holdings, Inc.	57,500	1,418,246
Platzer Fastigheter Holding AB, Class B	63,595	1,189,990

Investments	Shares	Value ($)
Realogy Holdings Corp.*	57,385	1,016,862
S IMMO AG	35,995	857,926
Sagax AB, Class D	11,385	45,320
Sirius Real Estate Ltd.	616,055	1,020,986
St Joe Co. (The)(a)	16,905	765,289
Sumitomo Realty & Development Co. Ltd.	143,000	4,628,118
Sun Hung Kai Properties Ltd.	601,000	8,607,590
Swire Pacific Ltd., Class A	86,500	537,063
Swire Pacific Ltd., Class B	682,500	696,446
Swire Properties Ltd.	552,000	1,569,796
TAG Immobilien AG	65,205	2,163,416
Tokyo Tatemono Co. Ltd.	92,000	1,374,761
Tricon Residential, Inc.	96,830	1,159,617
UOL Group Ltd.	218,500	1,177,941
VGP NV(a)	4,485	923,259
Wihlborgs Fastigheter AB	64,285	1,498,770
Yanlord Land Group Ltd.	724,500	599,247

		82,824,289

TOTAL COMMON STOCKS (COST $323,521,703)		390,186,214

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 3.2%
REPURCHASE AGREEMENTS - 3.2%
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $7,900,040, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 1.63%, maturing 8/15/2022 - 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% - 1.25%, maturing 4/20/2026 - 2/14/2031; total market value $8,036,159	7,900,000	7,900,000
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $4,895,422, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $4,977,290	4,895,401	4,895,401

		12,795,401

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $12,795,401)		12,795,401

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Total Investments - 102.0% (Cost $336,317,104)		402,981,615
Liabilities in excess of other assets - (2.0%)		(7,975,274)

Net Assets - 100.0%		395,006,341

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $34,846,110, collateralized in the form of cash with a value of $12,795,401 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $17,655,401 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from August 15, 2021 – November 15, 2050 and $6,422,717 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 25, 2021 – June 30, 2120; a total value of $36,873,519.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $12,795,401.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	6	09/17/2021	EUR	$290,853	$(302)
Hang Seng Index	2	08/30/2021	HKD	333,243	(9,166)
S&P Midcap 400 E-Mini Index	11	09/17/2021	USD	2,968,570	(23,575)
SPI 200 Index	9	09/16/2021	AUD	1,207,320	19,512

					$(13,531)

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	105,230	Citibank NA	AUD	140,000	09/15/2021	$2,299
USD	97,313	Toronto-Dominion Bank (The)	AUD	130,000	09/15/2021	1,735
USD	457,276	Toronto-Dominion Bank (The)	CAD	553,029	09/15/2021	14,286
USD	142,212	Morgan Stanley	CHF	127,373	09/15/2021	1,511
USD	151,177	Citibank NA	GBP	106,850	09/15/2021	2,602
USD	33,810	Citibank NA	HKD	262,326	09/15/2021	50
USD	2,764	JPMorgan Chase Bank	JPY	302,807	09/15/2021	4

Total unrealized appreciation						$22,487

AUD	92,899	Citibank NA	USD	72,021	09/15/2021	$(3,720)
CAD	230,000	Toronto-Dominion Bank (The)	USD	184,732	09/15/2021	(497)
EUR	51,023	JPMorgan Chase Bank	USD	62,248	09/15/2021	(1,692)
SEK	968,851	Citibank NA	USD	117,287	09/15/2021	(4,645)
SGD	52,965	Citibank NA	USD	39,964	09/15/2021	(852)

Total unrealized depreciation						$(11,406)

Net unrealized appreciation						$11,081

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
SEK—Swedish Krona
SGD— Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	4.9%
Austria	0.5
Belgium	0.4
Canada	3.4
Finland	0.3
France	1.3
Germany	3.6
Hong Kong	6.2
Ireland	0.2
Israel	1.0
Japan	7.6
Netherlands	0.2
New Zealand	0.3
Norway	0.5
Singapore	2.7
Sweden	3.0
United Kingdom	1.6
United States	61.1
Other[1]	1.2

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	60,310	4,152,458
FlexShares® Global Upstream Natural Resources Index Fund(a)	300,921	11,377,823
FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	263,588	15,258,582

TOTAL EXCHANGE TRADED FUNDS (COST $29,759,678)		30,788,863

Total Investments - 100.0% (Cost $29,759,678)		30,788,863
Other assets less liabilities - 0.0%(b)		1,215

Net Assets - 100.0%		30,790,078

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds.

The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2021, was as follows:

Security	Value October 31, 2020	Purchases at Cost	Sales Proceeds	Shares July 31, 2021	Value July 31, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Global Quality Real Estate Index Fund	$917,016	$3,389,346	$576,681	60,310	$4,152,458	$416,263	$14,856	$6,514
FlexShares® Global Upstream Natural Resources Index Fund	1,335,592	9,545,159	41,480	300,921	11,377,823	539,658	42,580	(1,106)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	2,249,624	12,601,820	55,754	263,588	15,258,582	463,194	54,453	(302)

	$4,502,232	$25,536,325	$673,915	624,819	$30,788,863	$1,419,115	$111,889	$5,106

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Aerospace & Defense - 0.5%
Lockheed Martin Corp.	22,320	8,295,674

Auto Components - 0.4%
Gentex Corp.(a)	208,692	7,101,789

Banks - 4.8%
Bank of America Corp.	114,948	4,409,405
First Citizens BancShares, Inc., Class A(a)	1,116	873,371
JPMorgan Chase & Co.	354,330	53,780,208
PNC Financial Services Group, Inc. (The)	80,910	14,758,793
Western Alliance Bancorp(a)	30,132	2,796,852
Zions Bancorp NA	3,348	174,598

		76,793,227

Beverages - 0.1%
Coca-Cola Co. (The)	15,066	859,214

Biotechnology - 1.7%
AbbVie, Inc.	1,674	194,686
Amgen, Inc.	112,158	27,090,644

		27,285,330

Building Products - 1.2%
A O Smith Corp.	117,738	8,280,513
Trane Technologies plc	52,452	10,679,752

		18,960,265

Capital Markets - 2.0%
Lazard Ltd., Class A	148,986	7,032,139
Moody’s Corp.(a)	17,298	6,504,048
Stifel Financial Corp.(a)	117,738	7,834,287
T. Rowe Price Group, Inc.	49,662	10,138,994

		31,509,468

Chemicals - 1.5%
Eastman Chemical Co.	66,402	7,484,833
FMC Corp.	54,126	5,788,776
Sherwin-Williams Co. (The)	36,828	10,718,053

		23,991,662

Commercial Services & Supplies - 0.6%
Cintas Corp.(a)	5,580	2,199,524
Rollins, Inc.(a)	201,996	7,742,507

		9,942,031

Communications Equipment - 2.8%
Cisco Systems, Inc.(a)	805,752	44,614,488

Consumer Finance - 1.2%
Ally Financial, Inc.	28,458	1,461,603
OneMain Holdings, Inc.	143,964	8,781,804
Synchrony Financial	190,278	8,946,871

		19,190,278

Investments	Shares	Value ($)
Containers & Packaging - 0.5%
International Paper Co.(a)	135,036	7,799,679

Diversified Consumer Services - 0.5%
H&R Block, Inc.	316,386	7,767,276

Diversified Telecommunication Services - 1.2%
Cogent Communications Holdings, Inc.(a)	21,762	1,688,949
Lumen Technologies, Inc.(a)	140,058	1,746,523
Verizon Communications, Inc.	294,066	16,403,002

		19,838,474

Electric Utilities - 1.1%
IDACORP, Inc.(a)	41,292	4,354,241
Southern Co. (The)(a)	203,112	12,972,764

		17,327,005

Energy Equipment & Services - 0.5%
Halliburton Co.(a)	367,722	7,604,491

Entertainment - 1.8%
Activision Blizzard, Inc.	146,754	12,271,569
Electronic Arts, Inc.	66,960	9,639,562
World Wrestling Entertainment, Inc., Class A(a)	148,986	7,356,929

		29,268,060

Equity Real Estate Investment Trusts (REITs) - 4.0%
AvalonBay Communities, Inc.	44,082	10,043,202
Extra Space Storage, Inc.	58,032	10,105,693
Gaming and Leisure Properties, Inc.	167,958	7,951,132
Highwoods Properties, Inc.(a)	180,792	8,621,970
Public Storage	34,038	10,636,194
Sabra Health Care REIT, Inc.	457,560	8,506,040
Weyerhaeuser Co.(a)	233,244	7,867,320

		63,731,551

Food & Staples Retailing - 1.8%
Walmart, Inc.	200,880	28,635,444

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	8,370	1,012,603
ResMed, Inc.	42,408	11,526,494

		12,539,097

Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	147,870	8,780,521
Chemed Corp.	13,392	6,374,860
McKesson Corp.	44,640	9,098,971
UnitedHealth Group, Inc.	17,298	7,130,581

		31,384,933

Health Care Technology - 0.5%
Cerner Corp.(a)	98,766	7,939,799

Hotels, Restaurants & Leisure - 0.5%
Wingstop, Inc.(a)	44,082	7,551,687

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Household Durables - 0.5%
PulteGroup, Inc.	147,870	8,113,627

Household Products - 3.4%
Clorox Co. (The)	5,022	908,430
Colgate-Palmolive Co.	32,922	2,617,299
Procter & Gamble Co. (The)	353,772	50,316,991

		53,842,720

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	176,328	4,178,974

Industrial Conglomerates - 1.4%
3M Co.	109,926	21,758,752

Insurance - 3.0%
Aflac, Inc.	164,610	9,053,550
Allstate Corp. (The)	68,634	8,925,852
Aon plc, Class A(a)	17,856	4,643,096
Cincinnati Financial Corp.(a)	70,308	8,287,907
Old Republic International Corp.	301,878	7,444,311
Progressive Corp. (The)	107,136	10,195,062

		48,549,778

Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	151,218	10,314,580

IT Services - 3.3%
International Business Machines Corp.	170,190	23,989,982
Mastercard, Inc., Class A	12,834	4,953,154
Paychex, Inc.	90,396	10,288,873
Visa, Inc., Class A(a)	30,132	7,424,223
Western Union Co. (The)	281,790	6,540,346

		53,196,578

Leisure Products - 1.0%
Brunswick Corp.	76,446	7,980,962
Polaris, Inc.(a)	61,380	8,045,077

		16,026,039

Life Sciences Tools & Services - 0.0%(b)
Thermo Fisher Scientific, Inc.	1,116	602,651

Machinery - 1.4%
Illinois Tool Works, Inc.	58,032	13,154,113
Pentair plc(a)	121,644	8,961,514

		22,115,627

Media - 3.8%
Comcast Corp., Class A	294,624	17,332,730
Fox Corp., Class A	54,126	1,930,133
Interpublic Group of Cos., Inc. (The)(a)	249,426	8,819,703
New York Times Co. (The), Class A	44,082	1,929,910
Nexstar Media Group, Inc., Class A(a)	54,126	7,960,311
Omnicom Group, Inc.	102,114	7,435,942
Sirius XM Holdings, Inc.(a)	1,346,454	8,711,557
TEGNA, Inc.	407,340	7,218,065

		61,338,351

Investments	Shares	Value ($)
Metals & Mining - 1.0%
Newmont Corp.	153,450	9,639,729
Southern Copper Corp.	103,230	6,776,017

		16,415,746

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management, Inc.(a)	882,198	7,489,861

Multiline Retail - 0.6%
Target Corp.	36,828	9,613,949

Multi-Utilities - 1.5%
MDU Resources Group, Inc.	237,708	7,540,098
Public Service Enterprise Group, Inc.	143,406	8,924,155
WEC Energy Group, Inc.	78,120	7,354,217

		23,818,470

Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Corp.(a)	789,570	7,500,915
Cabot Oil & Gas Corp.(a)	11,718	187,488
Chevron Corp.	2,232	227,240
Cimarex Energy Co.	71,982	4,693,226
Equitrans Midstream Corp.	166,284	1,366,854
Exxon Mobil Corp.	32,922	1,895,320
Kinder Morgan, Inc.	489,366	8,505,181
Williams Cos., Inc. (The)	343,170	8,596,409

		32,972,633

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	124,434	6,898,621

Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A(a)	134,478	7,220,124

Pharmaceuticals - 6.6%
Eli Lilly and Co.	106,578	25,951,743
Johnson & Johnson	311,364	53,616,881
Pfizer, Inc.	607,104	25,990,122

		105,558,746

Road & Rail - 2.0%
Old Dominion Freight Line, Inc.(a)	32,922	8,860,956
Union Pacific Corp.	104,904	22,948,799

		31,809,755

Semiconductors & Semiconductor Equipment - 7.9%
Analog Devices, Inc.	67,518	11,303,864
Broadcom, Inc.	77,004	37,377,742
Intel Corp.	710,334	38,159,142
Microchip Technology, Inc.	53,568	7,666,652
Texas Instruments, Inc.	167,958	32,016,154

		126,523,554

Software - 6.5%
Microsoft Corp.	242,730	69,156,204
Oracle Corp.	393,390	34,280,005

		103,436,209

Specialty Retail - 4.9%
Best Buy Co., Inc.	74,214	8,337,943
Dick’s Sporting Goods, Inc.(a)	92,070	9,588,170

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Home Depot, Inc. (The)	85,374	28,018,893
Lowe’s Cos., Inc.	127,782	24,622,314
Williams-Sonoma, Inc.(a)	48,546	7,364,428

		77,931,748

Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	894,474	130,467,977
Seagate Technology Holdings plc	85,932	7,553,423

		138,021,400

Thrifts & Mortgage Finance - 0.4%
PennyMac Financial Services, Inc.(a)	111,600	7,018,524

Tobacco - 2.9%
Altria Group, Inc.	354,888	17,048,820
Philip Morris International, Inc.	296,856	29,712,317

		46,761,137

Trading Companies & Distributors - 2.0%
Fastenal Co.(a)	170,748	9,351,868
MSC Industrial Direct Co., Inc., Class A	81,468	7,264,502
Watsco, Inc.	27,900	7,880,076
WW Grainger, Inc.	17,856	7,938,420

		32,434,866

TOTAL COMMON STOCKS (COST $1,192,172,014)		1,583,893,942

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 5.9%

CERTIFICATES OF DEPOSIT - 0.2%
Nordea Bank Abp, New York Branch (ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/7/2021(d)	3,000,000	3,000,345
Royal Bank of Canada, New York (ICE LIBOR USD 3 Month + 0.04%), 0.18%, 10/5/2021(d)	1,000,000	1,000,130

TOTAL CERTIFICATES OF DEPOSIT (Cost $3,999,963)		4,000,475

REPURCHASE AGREEMENTS - 5.7%
BofA Securities, Inc., 0.53%, dated 7/31/2021, due 11/1/2021, repurchase price $8,011,071, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 2.25%, maturing 12/31/2022 - 5/15/2041; Common Stocks; total market value $8,196,621	8,000,000	8,000,000

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $44,300,222, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 1.63%, maturing 8/15/2022 - 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% - 1.25%, maturing 4/20/2026 - 2/14/2031; total market value $45,063,524	44,300,000	44,300,000
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $38,618,789, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $39,264,632	38,618,628	38,618,628

TOTAL REPURCHASE AGREEMENTS (Cost $90,918,628)		90,918,628

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $94,918,591)		94,919,103

Total Investments - 105.2% (Cost $1,287,090,605)		1,678,813,045
Liabilities in excess of other assets - (5.2%)		(83,527,094)

Net Assets - 100.0%		1,595,285,951

(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $126,372,987, collateralized in the form of cash with a value of $94,918,577 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $28,191,061 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $6,846,193 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 25, 2021 – September 20, 2117; a total value of $129,955,831.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $94,919,103.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2021.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	51	09/17/2021	USD	$11,193,225	$349,476

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Banks - 3.6%
Bank of America Corp.	31,816	1,220,462
JPMorgan Chase & Co.	89,380	13,566,096
Popular, Inc.	16,892	1,229,062

		16,015,620

Beverages - 0.0%(a)
Coca-Cola Co. (The)	3,608	205,764

Biotechnology - 3.0%
AbbVie, Inc.	37,228	4,329,617
Amgen, Inc.	30,504	7,367,936
Gilead Sciences, Inc.	27,880	1,903,925

		13,601,478

Building Products - 2.4%
A O Smith Corp.	33,128	2,329,892
Advanced Drainage Systems, Inc.	20,336	2,482,822
Carrier Global Corp.	18,040	996,710
Lennox International, Inc.	6,724	2,215,087
Trane Technologies plc	14,760	3,005,284

		11,029,795

Capital Markets - 1.7%
LPL Financial Holdings, Inc.(b)	15,416	2,174,273
MarketAxess Holdings, Inc.	1,148	545,495
T. Rowe Price Group, Inc.	13,940	2,845,991
Virtu Financial, Inc., Class A(b)	75,768	1,950,268

		7,516,027

Chemicals - 2.1%
CF Industries Holdings, Inc.(b)	42,476	2,006,991
Chemours Co. (The)(b)	65,764	2,186,653
FMC Corp.(b)	19,844	2,122,316
RPM International, Inc.	17,548	1,519,481
Scotts Miracle-Gro Co. (The)	8,692	1,538,136

		9,373,577

Commercial Services & Supplies - 0.5%
Rollins, Inc.	56,744	2,174,997

Communications Equipment - 3.3%
Cisco Systems, Inc.	219,760	12,168,111
Motorola Solutions, Inc.	12,628	2,827,662

		14,995,773

Containers & Packaging - 0.3%
International Paper Co.	11,644	672,557
Packaging Corp. of America	3,936	556,944

		1,229,501

Distributors - 0.6%
Pool Corp.	5,412	2,585,962

Diversified Consumer Services - 0.6%
H&R Block, Inc.	90,364	2,218,436
Service Corp. International(b)	9,840	614,902

		2,833,338

Investments	Shares	Value ($)
Diversified Telecommunication Services - 1.2%
Cogent Communications Holdings, Inc.	6,396	496,394
Lumen Technologies, Inc.	41,820	521,495
Verizon Communications, Inc.	81,672	4,555,664

		5,573,553

Electric Utilities - 2.6%
Duke Energy Corp.	23,616	2,482,278
Exelon Corp.	22,468	1,051,502
IDACORP, Inc.	20,828	2,196,313
NextEra Energy, Inc.	44,280	3,449,412
OGE Energy Corp.	15,908	536,895
PPL Corp.	23,124	656,028
Southern Co. (The)	23,944	1,529,303

		11,901,731

Entertainment - 1.8%
Activision Blizzard, Inc.	41,328	3,455,848
Electronic Arts, Inc.	18,696	2,691,476
World Wrestling Entertainment, Inc., Class A(b)	41,656	2,056,973

		8,204,297

Equity Real Estate Investment Trusts (REITs) - 6.3%
Agree Realty Corp.	6,888	517,633
Alexandria Real Estate Equities, Inc.	3,772	759,454
American Tower Corp.	23,124	6,539,467
CoreSite Realty Corp.	3,280	453,329
CubeSmart	12,956	643,395
Digital Realty Trust, Inc.	17,220	2,654,635
Extra Space Storage, Inc.	16,400	2,855,896
Gaming and Leisure Properties, Inc.	49,364	2,336,892
Iron Mountain, Inc.	13,940	610,014
Life Storage, Inc.	5,084	596,658
Medical Properties Trust, Inc.	27,388	575,970
MGM Growth Properties LLC, Class A	13,120	495,936
Mid-America Apartment Communities, Inc.(b)	14,924	2,881,824
National Health Investors, Inc.(b)	7,216	492,348
National Retail Properties, Inc.	2,296	112,206
Omega Healthcare Investors, Inc.	62,156	2,255,020
Public Storage	9,512	2,972,310
WP Carey, Inc.(b)	7,380	595,492

		28,348,479

Food & Staples Retailing - 1.8%
Walmart, Inc.	57,564	8,205,748

Food Products - 0.6%
General Mills, Inc.	35,260	2,075,404
Hershey Co. (The)	4,264	762,744

		2,838,148

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	2,624	317,451
ResMed, Inc.	11,972	3,253,990

		3,571,441

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Providers & Services - 1.9%
Chemed Corp.	4,264	2,029,749
UnitedHealth Group, Inc.	15,416	6,354,784

		8,384,533

Hotels, Restaurants & Leisure - 0.5%
Domino’s Pizza, Inc.	1,476	775,623
Texas Roadhouse, Inc.	5,084	468,592
Yum! Brands, Inc.(b)	6,232	818,823

		2,063,038

Household Durables - 0.3%
Garmin Ltd.	4,428	696,082
Newell Brands, Inc.	20,500	507,375

		1,203,457

Household Products - 2.5%
Church & Dwight Co., Inc.	7,544	653,159
Clorox Co. (The)	12,300	2,224,947
Procter & Gamble Co. (The)	44,116	6,274,619
WD-40 Co.(b)	9,020	2,191,770

		11,344,495

Independent Power and Renewable Electricity Producers - 1.5%
AES Corp. (The)	77,408	1,834,570
Atlantica Sustainable Infrastructure plc	62,648	2,490,884
NextEra Energy Partners LP(b)	34,112	2,644,703

		6,970,157

Industrial Conglomerates - 1.3%
3M Co.	30,012	5,940,575

Insurance - 3.7%
Aflac, Inc.	46,412	2,552,660
Aon plc, Class A(b)	12,136	3,155,724
Arthur J Gallagher & Co.	4,920	685,405
Brown & Brown, Inc.	10,660	579,904
Cincinnati Financial Corp.	19,680	2,319,878
Kinsale Capital Group, Inc.(b)	13,776	2,461,014
Old Republic International Corp.(b)	84,624	2,086,828
Progressive Corp. (The)	30,504	2,902,761

		16,744,174

Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	42,804	2,919,661

IT Services - 3.2%
International Business Machines Corp.	43,460	6,126,122
Mastercard, Inc., Class A	3,608	1,392,471
Paychex, Inc.	25,420	2,893,304
Visa, Inc., Class A(b)	8,528	2,101,214
Western Union Co. (The)	89,380	2,074,510

		14,587,621

Life Sciences Tools & Services - 0.0%(a)
Thermo Fisher Scientific, Inc.	328	177,123

Machinery - 1.9%
Deere & Co.	6,724	2,431,331
Graco, Inc.	30,176	2,356,142
Illinois Tool Works, Inc.	16,400	3,717,388

		8,504,861

Investments	Shares	Value ($)
Media - 3.8%
Comcast Corp., Class A	87,904	5,171,392
Fox Corp., Class A	12,300	438,618
Interpublic Group of Cos., Inc. (The)	70,028	2,476,190
New York Times Co. (The), Class A(b)	12,300	538,494
Nexstar Media Group, Inc., Class A	15,088	2,218,992
Omnicom Group, Inc.	28,536	2,077,992
Sirius XM Holdings, Inc.(b)	345,056	2,232,512
TEGNA, Inc.	114,964	2,037,162

		17,191,352

Metals & Mining - 1.0%
Newmont Corp.	43,296	2,719,855
Southern Copper Corp.	28,864	1,894,633

		4,614,488

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp.(b)	123,000	1,952,010
Annaly Capital Management, Inc.(b)	247,804	2,103,856
Starwood Property Trust, Inc.(b)	20,664	537,884

		4,593,750

Multiline Retail - 1.5%
Target Corp.	26,732	6,978,389

Multi-Utilities - 1.4%
Dominion Energy, Inc.	18,532	1,387,491
Public Service Enterprise Group, Inc.	37,720	2,347,315
WEC Energy Group, Inc.	25,912	2,439,356

		6,174,162

Oil, Gas & Consumable Fuels - 0.4%
Cabot Oil & Gas Corp.(b)	64,616	1,033,856
Chevron Corp.	656	66,787
Exxon Mobil Corp.	9,020	519,282

		1,619,925

Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A	37,720	2,025,187

Pharmaceuticals - 6.4%
Eli Lilly and Co.	46,084	11,221,454
Johnson & Johnson	88,888	15,306,514
Merck & Co., Inc.	23,452	1,802,755
Organon & Co.*(b)	2,350	68,174
Pfizer, Inc.	6,888	294,875

		28,693,772

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	26,404	2,265,727

Semiconductors & Semiconductor Equipment - 6.6%
Applied Materials, Inc.	6,724	940,889
Broadcom, Inc.	21,484	10,428,334
Intel Corp.	29,028	1,559,384
KLA Corp.	8,036	2,797,814
Lam Research Corp.	3,280	2,090,705
QUALCOMM, Inc.	14,268	2,137,346

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Skyworks Solutions, Inc.	4,428	817,010
Texas Instruments, Inc.	47,724	9,097,149

		29,868,631

Software - 6.6%
Microsoft Corp.	69,700	19,858,227
Oracle Corp.	111,684	9,732,144

		29,590,371

Specialty Retail - 5.1%
Best Buy Co., Inc.	18,696	2,100,496
Dick’s Sporting Goods, Inc.	3,116	324,500
Home Depot, Inc. (The)	45,756	15,016,662
Lowe’s Cos., Inc.	14,104	2,717,700
Tractor Supply Co.	3,444	623,123
Williams-Sonoma, Inc.	13,612	2,064,940

		22,847,421

Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	254,200	37,077,612
HP, Inc.	81,672	2,357,871
Seagate Technology Holdings plc	23,944	2,104,677

		41,540,160

Thrifts & Mortgage Finance - 0.4%
PennyMac Financial Services, Inc.	31,652	1,990,594

Tobacco - 2.9%
Altria Group, Inc.	99,056	4,758,650
Philip Morris International, Inc.	81,016	8,108,892

		12,867,542

Trading Companies & Distributors - 1.5%
Fastenal Co.	47,724	2,613,843
MSC Industrial Direct Co., Inc., Class A(b)	23,780	2,120,463
Watsco, Inc.	7,872	2,223,368

		6,957,674

TOTAL COMMON STOCKS (COST $346,791,917)		448,864,069

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 3.8%

REPURCHASE AGREEMENTS - 3.8%
BofA Securities, Inc., 0.53%, dated 7/31/2021, due 11/1/2021, repurchase price $1,001,384, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 2.25%, maturing 12/31/2022 - 5/15/2041; Common Stocks; total market value $1,024,578	1,000,000	1,000,000

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $6,700,034, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 1.63%, maturing 8/15/2022 - 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% - 1.25%, maturing 4/20/2026 - 2/14/2031; total market value $6,815,477	6,700,000	6,700,000
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $9,636,363, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $9,797,517	9,636,323	9,636,323

		17,336,323

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $17,336,323)		17,336,323

Total Investments - 103.3% (Cost $364,128,240)		466,200,392
Liabilities in excess of other assets - (3.3%)		(14,782,330)

Net Assets - 100.0%		451,418,062

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $20,471,342, collateralized in the form of cash with a value of $17,336,323 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,716,939 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from August 31, 2021 – November 15, 2050; a total value of $21,053,262.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $17,336,323.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	11	09/17/2021	USD	$2,414,225	$83,394

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.7%

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	154	29,469

Auto Components - 0.4%
Gentex Corp.	2,583	87,900

Banks - 6.5%
Bank of America Corp.	1,561	59,880
Citigroup, Inc.	4,928	333,231
JPMorgan Chase & Co.	4,620	701,224
PNC Financial Services Group, Inc. (The)	1,050	191,530
Western Alliance Bancorp	1,050	97,461

		1,383,326

Beverages - 0.1%
Coca-Cola Co. (The)	217	12,376

Biotechnology - 1.6%
AbbVie, Inc.	21	2,442
Amgen, Inc.	1,407	339,847

		342,289

Building Products - 2.1%
A O Smith Corp.	1,554	109,293
Advanced Drainage Systems, Inc.(a)	952	116,230
Masco Corp.	1,456	86,938
Trane Technologies plc	686	139,676

		452,137

Capital Markets - 1.7%
Artisan Partners Asset Management, Inc., Class A	357	17,168
Lazard Ltd., Class A	2,163	102,094
LPL Financial Holdings, Inc.	735	103,664
T. Rowe Price Group, Inc.	651	132,908

		355,834

Chemicals - 3.2%
Celanese Corp.	665	103,587
Chemours Co. (The)(a)	3,073	102,177
Dow, Inc.	798	49,604
Eastman Chemical Co.	868	97,841
FMC Corp.(a)	770	82,351
Scotts Miracle-Gro Co. (The)(a)	399	70,607
Sherwin-Williams Co. (The)	588	171,126

		677,293

Commercial Services & Supplies - 0.6%
Cintas Corp.	308	121,407

Communications Equipment - 2.7%
Cisco Systems, Inc.	10,479	580,222

Investments	Shares	Value ($)
Consumer Finance - 1.7%
Discover Financial Services	1,036	128,795
OneMain Holdings, Inc.	1,869	114,009
Synchrony Financial	2,492	117,174

		359,978

Containers & Packaging - 0.3%
International Paper Co.	1,078	62,265

Distributors - 0.3%
Pool Corp.	126	60,205

Diversified Telecommunication Services - 1.2%
Cogent Communications Holdings, Inc.	98	7,606
Lumen Technologies, Inc.(a)	1,981	24,703
Verizon Communications, Inc.	3,850	214,753

		247,062

Electric Utilities - 0.4%
PPL Corp.	2,681	76,060

Electrical Equipment - 0.8%
Emerson Electric Co.	1,435	144,777
Rockwell Automation, Inc.	98	30,127

		174,904

Energy Equipment & Services - 0.6%
Baker Hughes Co.	1,183	25,127
Halliburton Co.	4,837	100,029

		125,156

Entertainment - 1.8%
Activision Blizzard, Inc.	1,904	159,213
Electronic Arts, Inc.	868	124,957
World Wrestling Entertainment, Inc., Class A	1,953	96,439

		380,609

Equity Real Estate Investment Trusts (REITs) - 3.3%
AvalonBay Communities, Inc.	581	132,369
Gaming and Leisure Properties, Inc.	2,198	104,053
Highwoods Properties, Inc.(a)	2,366	112,835
Kimco Realty Corp.	4,991	106,458
National Health Investors, Inc.	350	23,881
Sabra Health Care REIT, Inc.	5,915	109,960
Weyerhaeuser Co.	3,080	103,888

		693,444

Food & Staples Retailing - 0.1%
Walmart, Inc.	161	22,951

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	721	87,227

Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	1,491	88,535
UnitedHealth Group, Inc.	231	95,223

		183,758

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Household Durables - 0.3%
Lennar Corp., Class A(a)	343	36,067
Whirlpool Corp.	119	26,363

		62,430

Household Products - 0.5%
Procter & Gamble Co. (The)	679	96,574

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp. (The)	3,472	82,286

Industrial Conglomerates - 1.3%
3M Co.	1,428	282,658

Insurance - 1.0%
Aflac, Inc.	2,100	115,500
Old Republic International Corp.	3,913	96,495

		211,995

Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	1,988	135,602

IT Services - 4.5%
Accenture plc, Class A	1,190	378,039
International Business Machines Corp.	2,205	310,817
Mastercard, Inc., Class A	168	64,838
Paychex, Inc.	917	104,373
Visa, Inc., Class A(a)	392	96,585

		954,652

Leisure Products - 1.0%
Brunswick Corp.	980	102,312
Polaris, Inc.	784	102,759

		205,071

Life Sciences Tools & Services - 2.4%
Thermo Fisher Scientific, Inc.	945	510,309

Machinery - 1.5%
Cummins, Inc.	140	32,494
Illinois Tool Works, Inc.	763	172,949
Parker-Hannifin Corp.	385	120,132

		325,575

Media - 3.8%
Comcast Corp., Class A	4,074	239,673
Fox Corp., Class A(a)	679	24,213
Interpublic Group of Cos., Inc. (The)	3,227	114,107
New York Times Co. (The), Class A(a)	588	25,743
Nexstar Media Group, Inc., Class A(a)	693	101,920
Omnicom Group, Inc.	1,344	97,870
Sirius XM Holdings, Inc.(a)	17,822	115,308
TEGNA, Inc.	5,320	94,270

		813,104

Metals & Mining - 0.8%
Newmont Corp.	1,190	74,756
Southern Copper Corp.	1,337	87,761

		162,517

Investments	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AGNC Investment Corp.(a)	5,684	90,205
Annaly Capital Management, Inc.	11,368	96,514

		186,719

Multiline Retail - 1.5%
Target Corp.	1,197	312,477

Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream Corp.(a)	10,402	98,819
APA Corp.	4,732	88,725
Chevron Corp.	1,218	124,004
Cimarex Energy Co.	1,463	95,388
Continental Resources, Inc.(a)	1,155	39,443
Devon Energy Corp.	1,176	30,388
Equitrans Midstream Corp.	12,054	99,084
Exxon Mobil Corp.	413	23,776
Kinder Morgan, Inc.	6,279	109,129
Plains GP Holdings LP, Class A*(a)	2,163	22,690
Targa Resources Corp.	2,674	112,602
Williams Cos., Inc. (The)	4,494	112,575

		956,623

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	1,638	90,811

Personal Products - 0.4%
Nu Skin Enterprises, Inc., Class A	1,757	94,333

Pharmaceuticals - 6.2%
Johnson & Johnson	4,235	729,267
Pfizer, Inc.	13,804	590,949

		1,320,216

Professional Services - 0.6%
Robert Half International, Inc.	1,211	118,932

Road & Rail - 1.7%
Union Pacific Corp.	1,624	355,266

Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices, Inc.(a)	910	152,352
Applied Materials, Inc.	931	130,275
Broadcom, Inc.	777	377,156
Intel Corp.	546	29,331
KLA Corp.	371	129,167
Microchip Technology, Inc.	707	101,186
QUALCOMM, Inc.	1,190	178,262
Texas Instruments, Inc.	2,275	433,661

		1,531,390

Software - 6.4%
Microsoft Corp.	3,815	1,086,932
Oracle Corp.	2,954	257,411

		1,344,343

Specialty Retail - 5.1%
Best Buy Co., Inc.	959	107,744
Camping World Holdings, Inc., Class A(a)	2,373	93,401
Dick’s Sporting Goods, Inc.	994	103,515

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Home Depot, Inc. (The)	987	323,924
Lowe’s Cos., Inc.	1,806	347,998
Williams-Sonoma, Inc.	637	96,633

		1,073,215

Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	12,530	1,827,626
HP, Inc.	728	21,018
Seagate Technology Holdings plc	1,127	99,063

		1,947,707

Thrifts & Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.	959	60,312

Tobacco - 2.9%
Altria Group, Inc.	4,620	221,945
Philip Morris International, Inc.	3,864	386,748

		608,693

Trading Companies & Distributors - 1.5%
Fastenal Co.	2,240	122,685
MSC Industrial Direct Co., Inc., Class A	1,113	99,246
Watsco, Inc.	336	94,900

		316,831

TOTAL COMMON STOCKS (COST $15,619,000)		20,676,513

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 4.2%

REPURCHASE AGREEMENTS - 4.2%
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $888,524, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $903,383 (Cost $888,520)	888,520	888,520

Investments	Principal Amount ($)	Value ($)
Total Investments - 101.9% (Cost $16,507,520)		21,565,033
Liabilities in excess of other assets - (1.9%)		(402,927)

Net Assets - 100.0%		21,162,106

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,148,159, collateralized in the form of cash with a value of $888,520 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $286,489 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from August 15, 2021 – November 15, 2050 and $7,202 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 25, 2021 – September 20, 2117; a total value of $1,182,211.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $888,520.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	2	09/17/2021	USD	$438,950	$16,650

Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.4%

Auto Components - 0.8%
Bridgestone Corp.	118,500	5,182,688

Automobiles - 1.5%
Bajaj Auto Ltd.	62,568	3,219,921
Ford Otomotiv Sanayi A/S	216,381	4,439,638
Tofas Turk Otomobil Fabrikasi A/S	235,104	915,069
Toyota Motor Corp.	10,600	946,998

		9,521,626

Banks - 7.8%
Banco Santander Chile	93,291,258	4,603,652
Bank of China Ltd., Class H	13,272,000	4,611,180
Bank of Communications Co. Ltd., Class H	7,110,000	4,117,125
China Minsheng Banking Corp. Ltd., Class H(a)	2,488,500	1,011,898
Commonwealth Bank of Australia	1,422	104,158
DBS Group Holdings Ltd.	107,733	2,419,438
Hana Financial Group, Inc.	117,315	4,431,503
Hang Seng Bank Ltd.(a)	80,000	1,534,898
Industrial & Commercial Bank of China Ltd., Class H	2,844,000	1,580,976
KB Financial Group, Inc.	54,273	2,420,521
Nordea Bank Abp	110,916	1,300,708
Royal Bank of Canada	81,291	8,216,685
Sberbank of Russia PJSC	1,362,750	5,706,555
Sberbank of Russia PJSC (Preference)	1,118,640	4,422,678
Swedbank AB, Class A	109,731	2,139,500

		48,621,475

Beverages - 0.6%
Thai Beverage PCL	7,797,300	3,742,888

Building Products - 0.6%
Geberit AG (Registered)	4,029	3,306,598
TOTO Ltd.	10,600	544,729

		3,851,327

Capital Markets - 2.7%
Abrdn plc	1,259,181	4,971,995
CSC Financial Co. Ltd., Class H(a)(b)	237,000	233,609
Daiwa Securities Group, Inc.	94,800	495,810
IGM Financial, Inc.	125,136	4,413,616
Moscow Exchange MICEX-RTS PJSC	97,170	229,986
Nomura Holdings, Inc.	876,900	4,379,307
Partners Group Holding AG	1,300	2,221,174

		16,945,497

Chemicals - 1.0%
Kumho Petrochemical Co. Ltd.	11,376	2,012,620
Nissan Chemical Corp.	8,500	413,576

Investments	Shares	Value ($)
Nitto Denko Corp.	14,500	1,070,160
Wacker Chemie AG	16,353	2,408,410

		5,904,766

Commercial Services & Supplies - 0.7%
Country Garden Services Holdings Co. Ltd.	49,000	397,551
Dai Nippon Printing Co. Ltd.	159,900	3,738,528

		4,136,079

Construction & Engineering - 1.5%
HOCHTIEF AG	37,683	2,988,500
Obayashi Corp.(a)	260,700	2,116,480
Taisei Corp.	118,500	3,967,995

		9,072,975

Construction Materials - 1.2%
Ambuja Cements Ltd.	1,087,119	6,006,436
China Resources Cement Holdings Ltd.	1,594,000	1,314,796

		7,321,232

Diversified Financial Services - 2.4%
Banca Mediolanum SpA	480,873	4,735,100
M&G plc	1,421,526	4,454,848
Power Finance Corp. Ltd.	806,985	1,409,228
REC Ltd.	2,145,087	4,355,609

		14,954,785

Diversified Telecommunication Services - 1.6%
Elisa OYJ	7,584	487,247
Hellenic Telecommunications Organization SA	74,418	1,357,206
Koninklijke KPN NV(a)	1,399,722	4,594,300
Proximus SADP	61,620	1,265,920
Spark New Zealand Ltd.	47,163	155,864
Swisscom AG (Registered)(a)	3,555	2,137,785
Telefonica SA(a)	30,843	141,394

		10,139,716

Electric Utilities - 2.4%
Cia Paranaense de Energia	782,100	872,191
Endesa SA(a)	170,640	4,150,094
Fortum OYJ	53,799	1,482,592
SSE plc(a)	237,711	4,777,399
Transmissora Alianca de Energia Eletrica SA	165,900	1,224,806
Verbund AG(a)	24,174	2,231,612

		14,738,694

Electrical Equipment - 0.7%
Mitsubishi Electric Corp.	267,000	3,590,815
WEG SA	118,500	822,140

		4,412,955

Entertainment - 1.8%
NetEase, Inc., ADR	46,689	4,772,083
Nintendo Co. Ltd.	12,100	6,218,132

		10,990,215

Equity Real Estate Investment Trusts (REITs) - 0.2%
Gecina SA	9,243	1,467,043

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Food & Staples Retailing - 0.5%
Magnit PJSC	44,319	3,243,881

Food Products - 1.9%
Dali Foods Group Co. Ltd.(b)	355,500	192,590
Nestle SA (Registered)	81,054	10,267,019
Want Want China Holdings Ltd.	1,896,000	1,278,443

		11,738,052

Gas Utilities - 1.7%
Enagas SA(a)	180,357	4,140,472
Naturgy Energy Group SA(a)	179,409	4,635,674
Snam SpA	343,887	2,081,315

		10,857,461

Health Care Equipment & Supplies - 0.9%
Coloplast A/S, Class B	2,370	433,355
Hartalega Holdings Bhd.	948,000	1,581,498
Hoya Corp.	4,900	687,786
Top Glove Corp. Bhd.	3,104,700	2,928,129

		5,630,768

Hotels, Restaurants & Leisure - 0.2%
Genting Singapore Ltd.	2,227,800	1,332,633

Household Durables - 3.5%
Casio Computer Co. Ltd.	213,300	3,453,614
Man Wah Holdings Ltd.(a)	1,611,600	3,230,997
Nien Made Enterprise Co. Ltd.	328,000	5,500,876
Persimmon plc	112,338	4,535,733
Sekisui House Ltd.(a)	237,000	4,665,499
Sony Group Corp.	1,800	186,560

		21,573,279

Household Products - 0.4%
Unilever Indonesia Tbk. PT	9,077,100	2,648,599

Industrial Conglomerates - 0.2%
Industries Qatar QSC	379,200	1,390,365

Insurance - 7.0%
Ageas SA	75,603	3,994,806
AIA Group Ltd.	47,400	567,858
Allianz SE (Registered)	45,978	11,449,350
Aviva plc	303,360	1,633,541
BB Seguridade Participacoes SA	616,200	2,558,371
Great-West Lifeco, Inc.(a)	156,657	4,710,941
Legal & General Group plc	263,070	956,095
Mapfre SA(a)	1,988,667	4,096,126
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,058	2,177,625
PICC Property & Casualty Co. Ltd., Class H	4,858,000	3,925,808
Poste Italiane SpA(b)	179,646	2,379,481
Zurich Insurance Group AG	12,087	4,878,544

		43,328,546

Interactive Media & Services - 1.1%
Kakaku.com, Inc.	17,600	477,405
Tencent Holdings Ltd.	100,600	6,200,767

		6,678,172

Investments	Shares	Value ($)
Internet & Direct Marketing Retail - 1.6%
CJ ENM Co. Ltd.	9,480	1,344,219
momo.com, Inc.	67,600	3,771,000
ZOZO, Inc.	142,200	4,826,378

		9,941,597

IT Services - 2.1%
Capgemini SE	10,191	2,202,398
Edenred	27,493	1,596,807
Infosys Ltd.	36,024	779,637
Nomura Research Institute Ltd.	66,500	2,132,847
Otsuka Corp.	23,700	1,228,729
SCSK Corp.	86,300	5,174,068

		13,114,486

Leisure Products - 0.1%
Yamaha Corp.	16,100	884,583

Machinery - 3.1%
Atlas Copco AB, Class A	40,764	2,757,366
Atlas Copco AB, Class B	10,191	579,070
Epiroc AB, Class A	109,257	2,552,348
Epiroc AB, Class B	10,191	204,907
Kone OYJ, Class B	56,880	4,709,241
MINEBEA MITSUMI, Inc.	57,100	1,527,002
Mitsubishi Heavy Industries Ltd.	108,500	3,108,191
Rational AG	948	1,029,486
Schindler Holding AG	1,185	383,363
Schindler Holding AG (Registered)	711	221,388
Sinotruk Hong Kong Ltd.	1,303,500	2,230,872

		19,303,234

Marine - 0.1%
AP Moller - Maersk A/S, Class A	48	128,323
AP Moller - Maersk A/S, Class B	157	435,868

		564,191

Media - 0.7%
Publicis Groupe SA	72,996	4,606,652

Metals & Mining - 7.0%
BHP Group Ltd.	88,875	3,494,372
BHP Group plc	40,053	1,294,182
Evraz plc	489,642	4,181,312
Fortescue Metals Group Ltd.	290,088	5,311,539
Grupo Mexico SAB de CV, Series B	971,700	4,462,789
Kirkland Lake Gold Ltd.	3,318	141,799
Kumba Iron Ore Ltd.	95,748	5,092,357
MMC Norilsk Nickel PJSC	13,983	4,832,525
Rio Tinto plc	125,610	10,654,900
Severstal PAO	56,406	1,378,454
Vedanta Ltd.	472,815	1,917,882
Wheaton Precious Metals Corp.	13,035	601,760

		43,363,871

Multiline Retail - 0.5%
Wesfarmers Ltd.	68,493	3,078,141

Multi-Utilities - 0.8%
A2A SpA	612,645	1,300,753

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
AGL Energy Ltd.(a)	721,428	3,833,965

		5,134,718

Oil, Gas & Consumable Fuels - 6.3%
Adaro Energy Tbk. PT	55,126,200	5,088,572
BP plc	1,134,519	4,561,779
Canadian Natural Resources Ltd.	159,738	5,268,085
China Shenhua Energy Co. Ltd., Class H	2,133,000	4,034,782
Enbridge, Inc.	157,131	6,190,333
Equinor ASA	77,736	1,517,264
Exxaro Resources Ltd.	163,530	2,026,805
Formosa Petrochemical Corp.	328,000	1,141,226
LUKOIL PJSC	24,885	2,136,796
Lundin Energy AB	138,408	4,317,559
Royal Dutch Shell plc, Class A	52,851	1,060,483
Royal Dutch Shell plc, Class B	27,729	547,376
TotalEnergies SE	25,122	1,093,281

		38,984,341

Paper & Forest Products - 0.3%
UPM-Kymmene OYJ	42,897	1,751,869

Personal Products - 2.3%
Hengan International Group Co. Ltd.(a)	118,500	703,723
L’Oreal SA	28,203	12,905,699
Unilever plc	9,717	560,802

		14,170,224

Pharmaceuticals - 7.4%
AstraZeneca plc	22,752	2,615,437
China Medical System Holdings Ltd.	237,000	480,636
Chugai Pharmaceutical Co. Ltd.	104,100	3,813,048
GlaxoSmithKline plc	280,608	5,531,452
Livzon Pharmaceutical Group, Inc., Class H	331,800	1,250,996
Novartis AG (Registered)	98,355	9,102,965
Novo Nordisk A/S, Class B	69,915	6,464,427
Orion OYJ, Class B	84,372	3,590,734
Roche Holding AG	31,521	12,185,129
Roche Holding AG - BR	474	203,449
Sanofi	4,029	415,077
Shionogi & Co. Ltd.	5,700	298,737

		45,952,087

Professional Services - 1.3%
Nihon M&A Center, Inc.	99,800	2,764,392
RELX plc	61,383	1,804,169
SGS SA (Registered)	997	3,226,526

		7,795,087

Real Estate Management & Development - 2.1%
CK Asset Holdings Ltd.	22,000	149,900
Country Garden Holdings Co. Ltd.(a)	1,445,000	1,413,167
Daito Trust Construction Co. Ltd.(a)	36,400	4,258,551
Guangzhou R&F Properties Co. Ltd., Class H(a)	948,000	830,744
Hopson Development Holdings Ltd.(a)	521,400	1,727,667

Investments	Shares	Value ($)
KWG Group Holdings Ltd.	829,500	909,427
Land & Houses PCL, NVDR	5,214,000	1,237,368
Logan Group Co. Ltd.(a)	2,607,000	2,777,687

		13,304,511

Road & Rail - 0.8%
Aurizon Holdings Ltd.	1,685,307	4,781,710

Semiconductors & Semiconductor Equipment - 5.1%
ASM International NV	5,214	1,848,027
ASML Holding NV	4,977	3,771,203
Novatek Microelectronics Corp.*	266,000	4,860,576
Taiwan Semiconductor Manufacturing Co. Ltd.	637,222	13,216,119
Tokyo Electron Ltd.	16,600	6,794,278
United Microelectronics Corp.	506,000	1,045,836

		31,536,039

Software - 0.2%
SAP SE	9,480	1,358,409

Specialty Retail - 1.8%
Industria de Diseno Textil SA	141,489	4,796,763
Nitori Holdings Co. Ltd.	3,800	720,355
Petrobras Distribuidora SA	284,400	1,565,357
Topsports International Holdings Ltd.(b)	550,000	767,192
USS Co. Ltd.	175,500	3,035,071

		10,884,738

Technology Hardware, Storage & Peripherals - 2.4%
Brother Industries Ltd.	118,500	2,391,594
Chicony Electronics Co. Ltd.	1,185,000	3,411,139
Inventec Corp.	474,000	397,472
Lite-On Technology Corp.	762,000	1,746,619
Pegatron Corp.	545,000	1,311,586
Quanta Computer, Inc.	435,000	1,202,414
Samsung Electronics Co. Ltd.	68,019	4,642,027

		15,102,851

Textiles, Apparel & Luxury Goods - 1.6%
Eclat Textile Co. Ltd.*	62,000	1,352,405
Hermes International	1,896	2,898,029
Li Ning Co. Ltd.	377,500	3,978,439
LVMH Moet Hennessy Louis Vuitton SE	2,370	1,893,892

		10,122,765

Tobacco - 1.6%
Imperial Brands plc	222,780	4,776,224
Japan Tobacco, Inc.(a)	227,400	4,434,041
Swedish Match AB	66,597	596,611

		9,806,876

Trading Companies & Distributors - 1.1%
Marubeni Corp.	214,500	1,809,618
MonotaRO Co. Ltd.	146,800	3,365,365
Toyota Tsusho Corp.	33,200	1,554,879

		6,729,862

Transportation Infrastructure - 0.1%
CCR SA	308,100	778,166

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Wireless Telecommunication Services - 1.1%
Mobile TeleSystems PJSC	474,000	2,040,228
SoftBank Group Corp.	4,000	249,185
Total Access Communication PCL, NVDR	4,218,600	4,845,277

		7,134,690

TOTAL COMMON STOCKS (COST $524,402,932)		599,611,415

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 1.3%

REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $3,900,020, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 1.63%, maturing 8/15/2022 - 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% - 1.25%, maturing 4/20/2026 - 2/14/2031; total market value $3,967,218	3,900,000	3,900,000
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $3,920,534, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $3,986,099	3,920,518	3,920,518

		7,820,518

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $7,820,518)		7,820,518

Total Investments - 97.7% (Cost $532,223,450)		607,431,933
Other assets less liabilities - 2.3%		14,513,342

Net Assets - 100.0%		621,945,275

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $39,572,434, collateralized in the form of cash with a value of $7,820,518 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $9,503,385 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $25,308,196 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from August 25, 2021 – June 30, 2120; a total value of $42,632,099.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $7,820,518.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	87	09/17/2021	EUR	$4,217,369	$(14,187)
FTSE 100 Index	46	09/17/2021	GBP	4,455,502	(52,910)
Hang Seng Index	1	08/30/2021	HKD	166,622	(4,583)
MSCI Emerging Markets E-Mini Index	94	09/17/2021	USD	6,005,190	(347,151)
S&P/TSX 60 Index	13	09/16/2021	CAD	2,525,125	35,757
SPI 200 Index	12	09/16/2021	AUD	1,609,759	23,179
TOPIX Index	20	09/09/2021	JPY	3,471,526	(79,018)

					$(438,913)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	221,277	Citibank NA	USD	176,332	09/15/2021	$916
CHF	213,615	Toronto-Dominion Bank (The)	USD	234,150	09/15/2021	1,817
EUR	1,017,579	Citibank NA	USD	1,204,018	09/15/2021	3,681
GBP	206,788	JPMorgan Chase Bank	USD	285,493	09/15/2021	2,046
HKD	4,566,014	Citibank NA	USD	587,594	09/15/2021	20
JPY	154,385,341	Citibank NA	USD	1,403,757	09/15/2021	3,421
JPY	31,465,713	Toronto-Dominion Bank (The)	USD	285,758	09/15/2021	1,043
JPY	30,146,294	UBS AG	USD	272,810	09/15/2021	1,964
TRY	409,629	JPMorgan Chase Bank	USD	45,330	09/15/2021	2,226
USD	227,741	Toronto-Dominion Bank (The)	AUD	304,238	09/15/2021	4,060
USD	557,819	JPMorgan Chase Bank	BRL*	2,843,346	09/15/2021	8,702
USD	386,974	Toronto-Dominion Bank (The)	CAD	481,800	09/15/2021	1,041
USD	226,687	Citibank NA	CZK	4,724,570	09/15/2021	6,913
USD	114,160	Toronto-Dominion Bank (The)	DKK	714,906	09/15/2021	102
USD	1,461,651	Toronto-Dominion Bank (The)	EUR	1,230,768	09/15/2021	932
USD	93,803	Toronto-Dominion Bank (The)	GBP	67,115	09/15/2021	481
USD	479,167	BNP Paribas SA	HKD	3,720,770	09/15/2021	331
USD	553,325	Citibank NA	HKD	4,294,860	09/15/2021	607
USD	741,134	Toronto-Dominion Bank (The)	HKD	5,755,636	09/15/2021	425
USD	295,505	Goldman Sachs & Co.	KRW*	328,849,715	09/15/2021	9,814
USD	63,102	Bank of New York	NOK	524,179	09/15/2021	3,765
USD	125,346	Morgan Stanley	NZD	174,054	09/15/2021	3,886
USD	320,120	Citibank NA	PLN	1,176,488	09/15/2021	14,489
USD	240,305	Goldman Sachs & Co.	RUB*	17,581,399	09/15/2021	1,749
USD	153,840	Citibank NA	SGD	207,056	09/15/2021	938
USD	333,206	JPMorgan Chase Bank	TWD*	9,123,516	09/15/2021	6,951
USD	704,134	Citibank NA	ZAR	10,170,395	09/15/2021	12,778
USD	237,554	Goldman Sachs & Co.	ZAR	3,306,153	09/15/2021	12,811

Total unrealized appreciation						$107,909

AUD	534,433	Citibank NA	USD	414,328	09/15/2021	$(21,403)
AUD	261,033	Toronto-Dominion Bank (The)	USD	193,616	09/15/2021	(1,700)
CAD	909,954	Toronto-Dominion Bank (The)	USD	752,401	09/15/2021	(23,507)
CHF	152,792	Morgan Stanley	USD	170,592	09/15/2021	(1,812)
CHF	167,850	Toronto-Dominion Bank (The)	USD	185,474	09/15/2021	(61)
DKK	760,000	Citibank NA	USD	124,328	09/15/2021	(3,076)
DKK	682,986	Toronto-Dominion Bank (The)	USD	109,215	09/15/2021	(250)
EUR	2,260,213	JPMorgan Chase Bank	USD	2,757,460	09/15/2021	(74,960)

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	150,033	Toronto-Dominion Bank (The)	USD	178,456	09/15/2021	$(392)
GBP	1,156,498	Citibank NA	USD	1,636,274	09/15/2021	(28,167)
HKD	3,269,341	Citibank NA	USD	420,954	09/15/2021	(214)
INR*	9,479,319	Citibank NA	USD	128,554	09/15/2021	(1,717)
JPY	298,089,661	JPMorgan Chase Bank	USD	2,720,683	09/15/2021	(3,682)
JPY	37,775,663	Toronto-Dominion Bank (The)	USD	344,724	09/15/2021	(410)
SEK	1,969,475	Citibank NA	USD	238,421	09/15/2021	(9,441)
SEK	637,652	Toronto-Dominion Bank (The)	USD	74,611	09/15/2021	(475)
SGD	125,829	Citibank NA	USD	93,637	09/15/2021	(718)
USD	430,142	Toronto-Dominion Bank (The)	CHF	396,071	09/15/2021	(7,374)
USD	756,678	Toronto-Dominion Bank (The)	GBP	548,007	09/15/2021	(5,325)
USD	1,081,112	Toronto-Dominion Bank (The)	JPY	119,097,944	09/15/2021	(4,432)
USD	125,095	Toronto-Dominion Bank (The)	SEK	1,079,515	09/15/2021	(414)

Total unrealized depreciation						$(189,530)

Net unrealized depreciation						$(81,621)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	3.3%
Austria	0.4
Belgium	0.9
Brazil	1.3
Canada	4.8
Chile	0.7
China	8.2
Denmark	1.2
Finland	1.9
France	4.7
Germany	3.4
Greece	0.2
Hong Kong	0.9
India	2.8
Indonesia	1.2
Italy	1.7
Japan	15.5
Malaysia	0.7
Mexico	0.7
Netherlands	1.6
New Zealand	0.0 †
Norway	0.2
Qatar	0.2
Russia	3.9
Singapore	1.2
South Africa	1.2
South Korea	2.4
Spain	3.5
Sweden	2.3
Switzerland	7.7
Taiwan	6.3
Thailand	1.0
Turkey	0.9
United Kingdom	9.5
Other[1]	3.6

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.8%

Aerospace & Defense - 0.1%
Bharat Electronics Ltd.	20,160	50,024

Air Freight & Logistics - 0.3%
Deutsche Post AG (Registered)	990	67,044
SG Holdings Co. Ltd.	6,000	160,619

		227,663

Auto Components - 0.8%
Bridgestone Corp.	14,000	612,301

Automobiles - 3.1%
Bajaj Auto Ltd.	9,870	507,937
Ford Otomotiv Sanayi A/S	23,370	479,499
Hero MotoCorp Ltd.	11,130	413,298
Subaru Corp.	7,200	140,457
Tofas Turk Otomobil Fabrikasi A/S	160,080	623,061
Toyota Motor Corp.	1,200	107,207

		2,271,459

Banks - 7.6%
Banco de Chile	1,678,800	153,742
Banco Santander Chile	10,931,400	539,433
Bank of China Ltd., Class H	1,590,000	552,424
Bank of Communications Co. Ltd., Class H	180,000	104,231
BOC Hong Kong Holdings Ltd.	150,000	482,551
China CITIC Bank Corp. Ltd., Class H	60,000	26,868
China Everbright Bank Co. Ltd., Class H	1,320,000	450,124
China Minsheng Banking Corp. Ltd., Class H(a)	255,000	103,691
Commonwealth Bank of Australia	11,910	872,381
Credit Agricole SA	11,580	161,483
Hang Seng Bank Ltd.(a)	9,000	172,676
Kasikornbank PCL	42,000	130,980
Malayan Banking Bhd.	39,791	75,527
Masraf Al Rayan QSC	59,700	70,833
National Bank of Canada(a)	3,000	229,479
Nordea Bank Abp	12,780	149,871
Royal Bank of Canada	9,810	991,570
Sberbank of Russia PJSC	75,000	314,065

		5,581,929

Biotechnology - 0.4%
CSL Ltd.(a)	60	12,742
Seegene, Inc.	4,560	277,505

		290,247

Capital Markets - 2.7%
Abrdn plc	125,100	493,969
Macquarie Korea Infrastructure Fund	53,790	575,194

Investments	Shares	Value ($)
Moscow Exchange MICEX-RTS PJSC	227,100	537,509
Singapore Exchange Ltd.	39,000	342,161

		1,948,833

Chemicals - 0.2%
Evonik Industries AG	4,140	143,840

Construction & Engineering - 1.2%
ACS Actividades de Construccion y Servicios SA(a)	5,368	141,057
Bouygues SA	4,560	175,681
HOCHTIEF AG	1,200	95,168
Taisei Corp.	15,000	502,278

		914,184

Construction Materials - 1.0%
Ambuja Cements Ltd.	132,090	729,810

Diversified Financial Services - 1.7%
Banca Mediolanum SpA	55,440	545,911
Power Finance Corp. Ltd.	89,850	156,904
REC Ltd.	248,670	504,926

		1,207,741

Diversified Telecommunication Services - 2.7%
BCE, Inc.	3,030	151,142
Hellenic Telecommunications Organization SA	9,750	177,817
HKT Trust & HKT Ltd.	99,000	134,528
Koninklijke KPN NV(a)	168,060	551,622
Nippon Telegraph & Telephone Corp.	8,000	204,282
Proximus SADP	6,510	133,741
Spark New Zealand Ltd.	9,440	31,197
Telefonica SA(a)	46,997	215,449
Telenor ASA	23,340	405,254

		2,005,032

Electric Utilities - 2.6%
Chugoku Electric Power Co., Inc. (The)	3,000	27,116
Endesa SA	5,760	140,087
Enel SpA	56,910	525,025
Red Electrica Corp. SA(a)	8,310	164,808
SSE plc(a)	28,200	566,750
Transmissora Alianca de Energia Eletrica SA	21,000	155,039
Verbund AG(a)	3,690	340,641

		1,919,466

Electrical Equipment - 1.0%
Mitsubishi Electric Corp.	6,000	80,692
Voltronic Power Technology Corp.*	14,000	680,851

		761,543

Electronic Equipment, Instruments & Components - 0.4%
Kingboard Laminates Holdings Ltd.	135,000	269,958

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 0.9%
Capcom Co. Ltd.	3,000	82,141
NetEase, Inc., ADR(a)	4,560	466,078
Nexon Co. Ltd.	6,000	122,897

		671,116

Equity Real Estate Investment Trusts (REITs) - 0.1%
Gecina SA	360	57,139

Food & Staples Retailing - 1.9%
BIM Birlesik Magazalar A/S	13,440	101,175
Etablissements Franz Colruyt NV	7,470	424,649
ICA Gruppen AB	3,630	179,515
Magnit PJSC	7,650	559,933
Welcia Holdings Co. Ltd.(a)	3,900	132,369

		1,397,641

Food Products - 3.3%
Nestle SA (Registered)	16,590	2,101,437
Orkla ASA	15,870	144,243
Uni-President Enterprises Corp.	60,000	157,053

		2,402,733

Gas Utilities - 1.8%
Enagas SA	23,640	542,706
Naturgy Energy Group SA(a)	21,060	544,161
Snam SpA	34,698	210,003

		1,296,870

Health Care Equipment & Supplies - 1.6%
Coloplast A/S, Class B	2,550	466,268
Fisher & Paykel Healthcare Corp. Ltd.	6,930	152,601
Hartalega Holdings Bhd.	78,000	130,123
Top Glove Corp. Bhd.	432,000	407,431

		1,156,423

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Holdings Co. Japan Ltd.(a)	3,200	144,036

Household Durables - 1.6%
Casio Computer Co. Ltd.	36,000	582,888
SEB SA	90	14,952
Sekisui House Ltd.(a)	27,000	531,513
Sony Group Corp.	300	31,093

		1,160,446

Household Products - 0.6%
Pigeon Corp.(a)	15,000	430,524

Industrial Conglomerates - 2.0%
Alfa SAB de CV, Class A	69,000	52,672
CITIC Ltd.	30,000	32,427
Jardine Matheson Holdings Ltd.	9,000	534,960
Siemens AG (Registered)	5,280	823,826

		1,443,885

Insurance - 5.3%
Ageas SA	5,100	269,480
AIA Group Ltd.	6,000	71,881
Allianz SE (Registered)	1,830	455,703
Aviva plc	38,730	208,554

Investments	Shares	Value ($)
BB Seguridade Participacoes SA	93,000	386,122
Direct Line Insurance Group plc	42,870	177,442
Great-West Lifeco, Inc.(a)	12,450	374,393
Legal & General Group plc	56,400	204,979
Medibank Pvt Ltd.	77,370	188,243
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	990	267,541
PICC Property & Casualty Co. Ltd., Class H	582,000	470,321
Sampo OYJ, Class A	4,560	219,643
Zurich Insurance Group AG	1,380	556,994

		3,851,296

Interactive Media & Services - 1.0%
Tencent Holdings Ltd.	12,000	739,654

Internet & Direct Marketing Retail - 1.0%
CJ ENM Co. Ltd.	1,230	174,408
ZOZO, Inc.	16,200	549,841

		724,249

IT Services - 2.0%
Edenred	718	41,702
Itochu Techno-Solutions Corp.	12,000	366,834
Otsuka Corp.	8,200	425,130
Tata Consultancy Services Ltd.	14,910	634,639

		1,468,305

Leisure Products - 0.8%
Shimano, Inc.	2,300	585,740

Life Sciences Tools & Services - 0.1%
Sartorius Stedim Biotech	180	102,731

Machinery - 2.8%
Atlas Copco AB, Class B	1,200	68,186
Epiroc AB, Class A	24,540	573,278
Knorr-Bremse AG	1,470	166,643
Kone OYJ, Class B	6,540	541,463
Mitsubishi Heavy Industries Ltd.	11,300	323,710
Rational AG	120	130,315
Sinotruk Hong Kong Ltd.	135,000	231,045

		2,034,640

Marine - 1.5%
Evergreen Marine Corp. Taiwan Ltd.*	225,000	1,062,042

Media - 0.3%
Publicis Groupe SA(a)	3,424	216,083

Metals & Mining - 7.0%
Antofagasta plc	6,600	137,140
China Hongqiao Group Ltd.(a)	330,000	437,384
Evraz plc	59,730	510,066
Fortescue Metals Group Ltd.	34,860	638,290
Grupo Mexico SAB de CV, Series B	117,000	537,353
Kumba Iron Ore Ltd.	11,700	622,265

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Magnitogorsk Iron & Steel Works PJSC	193,584	181,680
Novolipetsk Steel PJSC	47,108	166,450
Polymetal International plc	7,170	155,813
Rio Tinto Ltd.	3,120	305,980
Rio Tinto plc	15,060	1,277,468
Severstal PAO	6,212	151,809

		5,121,698

Multiline Retail - 1.4%
Canadian Tire Corp. Ltd., Class A(a)	900	138,379
Dollarama, Inc.(a)	4,080	192,013
Wesfarmers Ltd.	15,300	687,597

		1,017,989

Multi-Utilities - 0.6%
AGL Energy Ltd.	85,470	454,223

Oil, Gas & Consumable Fuels - 5.8%
Adaro Energy Tbk. PT	3,324,000	306,831
BP plc	131,880	530,275
China Petroleum & Chemical Corp., Class H	300,000	137,431
China Shenhua Energy Co. Ltd., Class H	255,000	482,358
Enbridge, Inc.	27,030	1,064,874
Equinor ASA	9,900	193,230
Exxaro Resources Ltd.	2,340	29,002
LUKOIL PJSC	1,050	90,160
Neste OYJ	8,850	543,816
Royal Dutch Shell plc, Class A	24,420	490,000
Royal Dutch Shell plc, Class B	2,970	58,628
TotalEnergies SE	7,320	318,558

		4,245,163

Personal Products - 1.6%
L’Oreal SA	2,490	1,139,424
Unilever plc	1,110	64,062

		1,203,486

Pharmaceuticals - 6.9%
AstraZeneca plc	660	75,870
Chugai Pharmaceutical Co. Ltd.	11,700	428,556
GlaxoSmithKline plc	33,030	651,100
Novartis AG (Registered)	6,960	644,163
Novo Nordisk A/S, Class B	1,230	113,727
Orion OYJ, Class B	10,020	426,435
Roche Holding AG	6,900	2,667,345
Sanofi	420	43,269

		5,050,465

Professional Services - 0.3%
RELX plc	1,200	35,270
Thomson Reuters Corp.	2,010	212,859

		248,129

Real Estate Management & Development - 1.8%
Agile Group Holdings Ltd.	366,000	400,324
Daito Trust Construction Co. Ltd.	5,000	584,966
Deutsche Wohnen SE	390	24,344

Investments	Shares	Value ($)
Guangzhou R&F Properties Co. Ltd., Class H(a)	72,000	63,095
KWG Group Holdings Ltd.	105,000	115,117
Land & Houses PCL, NVDR	570,000	135,270

		1,323,116

Road & Rail - 0.8%
Aurizon Holdings Ltd.	196,830	558,464

Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV	570	431,904
Novatek Microelectronics Corp.*	30,000	548,185
Taiwan Semiconductor Manufacturing Co. Ltd.	50,000	1,037,011

		2,017,100

Software - 0.0%(b)
SAP SE	150	21,494

Specialty Retail - 1.1%
Industria de Diseno Textil SA	17,010	576,673
USS Co. Ltd.	11,100	191,962

		768,635

Technology Hardware, Storage & Peripherals - 4.6%
Asustek Computer, Inc.*	15,000	188,271
Chicony Electronics Co. Ltd.	98,000	282,102
Compal Electronics, Inc.	180,000	139,031
FUJIFILM Holdings Corp.	9,700	692,125
Inventec Corp.	168,000	140,876
Lite-On Technology Corp.	250,000	573,038
Logitech International SA (Registered)	4,800	524,647
Pegatron Corp.	60,000	144,395
Samsung Electronics Co. Ltd.	8,250	563,030
Wistron Corp.	150,000	148,847

		3,396,362

Textiles, Apparel & Luxury Goods - 2.1%
Bosideng International Holdings Ltd.(a)	300,000	187,230
Hermes International	510	779,533
LVMH Moet Hennessy Louis Vuitton SE	270	215,760
Page Industries Ltd.	750	317,497

		1,500,020

Tobacco - 2.9%
British American Tobacco plc	15,480	576,914
Imperial Brands plc	25,620	549,272
ITC Ltd.	94,680	260,763
Japan Tobacco, Inc.	30,000	584,966
Swedish Match AB	14,100	126,315

		2,098,230

Trading Companies & Distributors - 1.0%
ITOCHU Corp.(a)	9,000	265,039
Mitsubishi Corp.	9,000	251,098
Sumitomo Corp.	13,500	182,419

		698,556

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Transportation Infrastructure - 0.6%
Westports Holdings Bhd.	471,000	453,142

Wireless Telecommunication Services - 1.9%
KDDI Corp.	12,000	364,319
Mobile TeleSystems PJSC	123,000	529,426
Softbank Corp.	14,400	187,561
SoftBank Group Corp.	500	31,148
Vodafone Group plc	176,820	285,619

		1,398,073

TOTAL COMMON STOCKS (COST $61,607,356)		71,453,928

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(b)

Capital Markets - 0.0%(b)
Macquarie Korea Infrastructure Fund, expiring 8/5/2021, price 12,050.00 KRW*(c) (Cost $–)	4,719	472

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 2.4%

REPURCHASE AGREEMENTS - 2.4%
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $1,740,929, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $1,770,044 (Cost $1,740,922)	1,740,922	1,740,922

Total Investments - 100.2% (Cost $63,348,278)		73,195,322
Liabilities in excess of other assets - (0.2%)		(123,168)

Net Assets - 100.0%		73,072,154

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $5,012,153, collateralized in the form of cash with a value of $1,740,922 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,647,647 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $2,036,824 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 25, 2021 – June 30, 2120; a total value of $5,425,393.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $472, which represents approximately 0.00% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $1,740,922.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI EAFE E-Mini Index	11	09/17/2021	USD	$1,275,670	$(15,185)
MSCI Emerging Markets E-Mini Index	7	09/17/2021	USD	447,195	(22,207)

					$(37,392)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	298,760	Citibank NA	AUD		385,364	09/15/2021	$15,433
USD	19,618	JPMorgan Chase Bank	BRL	*	100,000	09/15/2021	306
USD	234,464	Morgan Stanley	CHF		210,000	09/15/2021	2,490
USD	146,400	JPMorgan Chase Bank	EUR		120,000	09/15/2021	3,980
USD	73,017	JPMorgan Chase Bank	JPY		8,000,000	09/15/2021	99
USD	215,556	Goldman Sachs & Co.	ZAR		3,000,000	09/15/2021	11,625

Total unrealized appreciation							$33,933

NOK	59,477	Bank of New York	USD		7,160	09/15/2021	$(427)

Total unrealized depreciation							$(427)

Net unrealized appreciation							$33,506

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CHF — Swiss Franc
EUR — Euro
JPY — Japanese Yen
NOK — Norwegian Krone
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	5.1%
Austria	0.5
Belgium	1.1
Brazil	0.7
Canada	4.6
Chile	0.9
China	7.2
Denmark	0.8
Finland	2.4
France	4.5
Germany	3.0
Greece	0.2
Hong Kong	1.2
India	4.9
Indonesia	0.4
Italy	1.8
Japan	13.6
Malaysia	1.5
Mexico	0.8
Netherlands	1.3
New Zealand	0.2
Norway	1.0
Qatar	0.1
Russia	3.5
Singapore	1.2
South Africa	0.9
South Korea	2.2
Spain	3.2
Sweden	1.5
Switzerland	8.9
Taiwan	7.0
Thailand	0.4
Turkey	1.6
United Kingdom	9.6
Other[1]	2.2

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Auto Components - 1.5%
Denso Corp.	3,000	204,519
Fuyao Glass Industry Group Co. Ltd., Class H(a)	64,400	409,378
Koito Manufacturing Co. Ltd.	2,300	139,572
Magna International, Inc.	2,231	186,937
Nexteer Automotive Group Ltd.	92,000	114,598

		1,055,004

Automobiles - 4.0%
Daimler AG (Registered)	11,454	1,022,465
Ford Otomotiv Sanayi A/S	22,885	469,547
Geely Automobile Holdings Ltd.(b)	46,000	153,606
Hyundai Motor Co. (Preference)	1,541	142,009
Isuzu Motors Ltd.	13,800	182,323
Porsche Automobil Holding SE (Preference)	1,794	194,182
Tofas Turk Otomobil Fabrikasi A/S	161,460	628,433

		2,792,565

Banks - 7.9%
Agricultural Bank of China Ltd., Class H	322,000	107,317
Australia & New Zealand Banking Group Ltd.	19,228	391,640
Bank Mandiri Persero Tbk. PT	331,200	130,533
Barclays plc	111,113	269,578
BNP Paribas SA	7,406	451,836
China Construction Bank Corp., Class H	598,000	417,073
China Everbright Bank Co. Ltd., Class H	414,000	141,175
China Merchants Bank Co. Ltd., Class H	25,000	190,447
Credit Agricole SA	12,214	170,324
DBS Group Holdings Ltd.	11,863	266,416
DNB Bank ASA	19,642	402,518
Hana Financial Group, Inc.	13,800	521,287
Hang Seng Bank Ltd.(b)	9,200	176,513
ING Groep NV	25,944	333,671
National Bank of Canada	2,921	223,436
Nordea Bank Abp	23,023	269,990
Royal Bank of Canada(b)	9,591	969,433
Siam Commercial Bank PCL (The), NVDR	46,000	130,859

		5,564,046

Beverages - 1.1%
Anheuser-Busch InBev SA/NV	5,175	327,690
Thai Beverage PCL	890,100	427,269

		754,959

Building Products - 0.4%
Cie de Saint-Gobain	3,450	246,483

Investments	Shares	Value ($)
Capital Markets - 3.8%
Abrdn plc(b)	149,063	588,589
Macquarie Group Ltd.	2,093	241,384
Magellan Financial Group Ltd.(b)	15,571	559,340
Meritz Securities Co. Ltd.	136,988	584,752
SBI Holdings, Inc.	21,400	509,700
St James’s Place plc	9,798	216,192

		2,699,957

Chemicals - 2.8%
BASF SE	5,727	449,705
Covestro AG(a)	2,254	145,026
Evonik Industries AG	5,014	174,206
Nippon Sanso Holdings Corp.	6,900	151,831
Nissan Chemical Corp.	7,700	374,652
Shin-Etsu Chemical Co. Ltd.	2,300	371,982
Wacker Chemie AG	2,185	321,799

		1,989,201

Construction & Engineering - 1.2%
ACS Actividades de Construccion y Servicios SA(b)	5,990	157,401
Bouygues SA	4,140	159,500
HOCHTIEF AG	6,302	499,789

		816,690

Construction Materials - 0.4%
China Resources Cement Holdings Ltd.	276,000	227,656
CRH plc(b)	1,104	55,310

		282,966

Distributors - 0.1%
Jardine Cycle & Carriage Ltd.	6,900	104,461

Diversified Consumer Services - 0.2%
YDUQS Participacoes SA	23,000	126,281

Diversified Financial Services - 2.2%
Banca Mediolanum SpA	56,166	553,060
M&G plc	172,063	539,219
REC Ltd.	238,740	484,763

		1,577,042

Diversified Telecommunication Services - 1.1%
Telefonica SA(b)	124,835	572,281
Telenor ASA	8,188	142,169
Turk Telekomunikasyon A/S	54,556	42,235

		756,685

Electric Utilities - 3.1%
Cia Paranaense de Energia	515,200	574,546
Endesa SA(b)	20,148	490,015
Enel SpA	26,197	241,681
Fortum OYJ	6,946	191,418
SSE plc(b)	28,083	564,398
Transmissora Alianca de Energia Eletrica SA	20,700	152,824

		2,214,882

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Electrical Equipment - 1.7%
Fuji Electric Co. Ltd.	3,200	138,788
Mitsubishi Electric Corp.	34,500	463,982
Schneider Electric SE	3,657	612,743

		1,215,513

Electronic Equipment, Instruments & Components - 0.9%
Omron Corp.	6,000	509,522
Yokogawa Electric Corp.(b)	7,900	120,497

		630,019

Entertainment - 0.5%
Nintendo Co. Ltd.(b)	700	359,727

Equity Real Estate Investment Trusts (REITs) - 0.8%
Growthpoint Properties Ltd.	158,056	159,366
RioCan REIT(b)	7,728	139,845
Stockland	89,493	289,440

		588,651

Food Products - 1.1%
Nestle SA (Registered)	3,450	437,008
Want Want China Holdings Ltd.(b)	529,000	356,696

		793,704

Gas Utilities - 1.5%
AltaGas Ltd.(b)	8,464	179,064
Enagas SA	15,985	366,969
Naturgy Energy Group SA(b)	18,400	475,430

		1,021,463

Health Care Equipment & Supplies - 1.0%
Hoya Corp.	3,700	519,349
Straumann Holding AG (Registered)	115	213,174

		732,523

Health Care Providers & Services - 0.3%
Notre Dame Intermedica Participacoes SA	11,500	178,741

Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd.	6,371	195,000
Genting Singapore Ltd.	213,900	127,952
OPAP SA	38,364	554,093

		877,045

Household Durables - 1.4%
Barratt Developments plc	15,870	155,248
Electrolux AB, Series B	4,922	129,170
Panasonic Corp.	16,100	191,513
Persimmon plc	13,225	533,969

		1,009,900

Industrial Conglomerates - 1.6%
LG Corp.	1,557	127,511
Siemens AG (Registered)	5,175	807,442
SK, Inc.	713	166,124

		1,101,077

Insurance - 6.7%
Allianz SE (Registered)	5,589	1,391,762
Aviva plc	38,548	207,574
AXA SA	25,760	668,351
BB Seguridade Participacoes SA	20,700	85,943

Investments	Shares	Value ($)
China Pacific Insurance Group Co. Ltd., Class H	46,000	129,633
Legal & General Group plc	56,787	206,385
Manulife Financial Corp.	13,915	268,859
PICC Property & Casualty Co. Ltd., Class H	92,000	74,346
Ping An Insurance Group Co. of China Ltd., Class H	23,000	201,700
Poste Italiane SpA(a)	7,843	103,884
Prudential plc	35,259	664,988
Swiss Re AG	2,415	218,557
Zurich Insurance Group AG	1,150	464,162

		4,686,144

Interactive Media & Services - 0.8%
Tencent Holdings Ltd.	9,400	579,396

Internet & Direct Marketing Retail - 1.0%
CJ ENM Co. Ltd.	1,219	172,849
ZOZO, Inc.	14,600	495,535

		668,384

IT Services - 0.4%
Capgemini SE	1,288	278,352

Machinery - 3.2%
Atlas Copco AB, Class B	1,127	64,038
FANUC Corp.	2,400	533,139
Komatsu Ltd.	6,900	177,860
MINEBEA MITSUMI, Inc.	20,700	553,572
SKF AB, Class B	5,888	156,574
Volvo AB, Class A	1,403	34,112
Volvo AB, Class B	9,568	225,464
Wartsila OYJ Abp	31,809	478,655
Weichai Power Co. Ltd., Class H	7,000	15,313

		2,238,727

Media - 0.5%
Publicis Groupe SA(b)	2,978	187,936
WPP plc	14,237	184,088

		372,024

Metals & Mining - 7.5%
Anglo American Platinum Ltd.	1,311	171,835
Anglo American plc	7,682	340,767
BHP Group Ltd.	6,716	264,059
BHP Group plc	8,441	272,743
Evraz plc	59,363	506,932
Fortescue Metals Group Ltd.	34,040	623,276
Gerdau SA (Preference)	25,300	151,394
Impala Platinum Holdings Ltd.	9,522	171,847
Kumba Iron Ore Ltd.	10,948	582,269
Magnitogorsk Iron & Steel Works PJSC	107,410	100,805
MMC Norilsk Nickel PJSC	1,173	405,389
Rio Tinto plc	10,879	922,814
Severstal PAO	7,268	177,616
Vedanta Ltd.	148,235	601,286

		5,293,032

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Multi-Utilities - 0.6%
AGL Energy Ltd.	76,222	405,075

Oil, Gas & Consumable Fuels - 7.9%
Adaro Energy Tbk. PT	6,522,800	602,105
Aker BP ASA	17,894	483,460
BP plc	130,341	524,087
Canadian Natural Resources Ltd.	19,182	632,613
China Petroleum & Chemical Corp., Class H	46,000	21,073
China Shenhua Energy Co. Ltd., Class H	184,000	348,054
Equinor ASA	9,338	182,261
Exxaro Resources Ltd.	40,066	496,581
Galp Energia SGPS SA	12,972	126,503
Keyera Corp.(b)	6,394	171,074
OMV AG	3,220	173,808
Pembina Pipeline Corp.	17,572	580,502
TotalEnergies SE	17,319	753,703
Woodside Petroleum Ltd.	27,278	439,311

		5,535,135

Paper & Forest Products - 0.3%
UPM-Kymmene OYJ	5,497	224,492

Personal Products - 2.1%
L’Oreal SA	3,266	1,494,522

Pharmaceuticals - 5.3%
Astellas Pharma, Inc.	11,500	182,219
Bayer AG (Registered)	6,877	410,102
Eisai Co. Ltd.	5,400	441,988
GlaxoSmithKline plc	32,131	633,379
Novartis AG (Registered)	8,073	747,173
Orion OYJ, Class B	7,590	323,018
Roche Holding AG	1,587	613,490
Roche Holding AG - BR	575	246,800
Takeda Pharmaceutical Co. Ltd.	4,600	154,325

		3,752,494

Professional Services - 0.8%
Adecco Group AG (Registered)	2,484	148,771
Nihon M&A Center, Inc.	13,800	382,251

		531,022

Real Estate Management & Development - 3.1%
Agile Group Holdings Ltd.	92,000	100,628
China Aoyuan Group Ltd.(b)	483,000	308,277
China Resources Land Ltd.	100,000	334,569
CK Asset Holdings Ltd.	69,000	470,140
Country Garden Holdings Co. Ltd.(b)	327,109	319,903
Daiwa House Industry Co. Ltd.	2,300	70,100
Guangzhou R&F Properties Co. Ltd., Class H(b)	119,600	104,807
KWG Group Holdings Ltd.	103,500	113,473
Land & Houses PCL, NVDR	614,100	145,736
Logan Group Co. Ltd.(b)	69,000	73,517
NEPI Rockcastle plc	22,034	149,265

		2,190,415

Investments	Shares	Value ($)
Road & Rail - 0.8%
Aurizon Holdings Ltd.	201,043	570,418

Semiconductors & Semiconductor Equipment - 7.3%
Advantest Corp.	800	70,050
ASML Holding NV	2,277	1,725,343
Globalwafers Co. Ltd.	6,000	181,727
MediaTek, Inc.	17,000	553,192
Nanya Technology Corp.*	53,000	137,025
Novatek Microelectronics Corp.*	31,000	566,458
Phison Electronics Corp.*	18,000	306,383
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	829,608
Tokyo Electron Ltd.	1,900	777,658

		5,147,444

Software - 0.2%
Nemetschek SE	1,518	133,995
SAP SE	92	13,183

		147,178

Specialty Retail - 1.4%
Fast Retailing Co. Ltd.	300	202,059
Hotai Motor Co. Ltd.	7,000	147,685
Industria de Diseno Textil SA	3,151	106,825
JD Sports Fashion plc	11,983	149,445
Petrobras Distribuidora SA	34,500	189,891
USS Co. Ltd.	9,200	159,103

		955,008

Technology Hardware, Storage & Peripherals - 1.5%
Lite-On Technology Corp.	77,000	176,496
Pegatron Corp.	69,000	166,054
Samsung Electronics Co. Ltd.	6,003	409,681
Samsung Electronics Co. Ltd. (Preference)	5,060	317,171

		1,069,402

Textiles, Apparel & Luxury Goods - 0.8%
Eclat Textile Co. Ltd.*	25,000	545,324
LVMH Moet Hennessy Louis Vuitton SE	23	18,380

		563,704

Tobacco - 1.7%
British American Tobacco plc	4,393	163,720
Imperial Brands plc	24,150	517,757
Japan Tobacco, Inc.	25,300	493,321

		1,174,798

Trading Companies & Distributors - 0.2%
Toyota Tsusho Corp.	3,300	154,551

Transportation Infrastructure - 0.3%
CCR SA	46,000	116,182
China Merchants Port Holdings Co. Ltd.	92,000	128,093

		244,275

Wireless Telecommunication Services - 2.6%
Mobile TeleSystems PJSC	118,680	510,832
SoftBank Group Corp.	10,400	647,880
Total Access Communication PCL, NVDR	558,900	641,925

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Vodafone Group plc	32,867	53,090

		1,853,727

TOTAL COMMON STOCKS (COST $64,519,144)		69,619,304

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.8%
REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $537,119, collateralized by various U.S. Treasury Securities, ranging from 0.10% - 7.13%, maturing 1/31/2023 - 6/30/2028; total market value $546,102 (Cost $537,117)	537,117	537,117

Total Investments - 99.6% (Cost $65,056,261)		70,156,421
Other assets less liabilities - 0.4%		308,619

Net Assets - 100.0%		70,465,040

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $3,269,382, collateralized in the form of cash with a value of $537,117 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,195,157 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from August 12, 2021 – February 15, 2051 and $1,866,956 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 25, 2021 – June 30, 2120; a total value of $3,599,230.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $537,117.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	6	09/17/2021	USD	$695,820	$(3,728)
MSCI Emerging Markets E-Mini Index	3	09/17/2021	USD	191,655	(11,872)

					$(15,600)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of July 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CHF	19,000	Toronto-Dominion Bank (The)	USD	20,634	09/15/2021	$354
JPY	7,500,000	Toronto-Dominion Bank (The)	USD	68,081	09/15/2021	279
USD	5,930	JPMorgan Chase Bank	AUD	8,000	09/15/2021	49
USD	11,228	Toronto-Dominion Bank (The)	AUD	15,000	09/15/2021	200
USD	106,067	Morgan Stanley	CHF	95,000	09/15/2021	1,127
USD	21,103	Citibank NA	DKK	129,000	09/15/2021	522
USD	106,140	JPMorgan Chase Bank	EUR	87,000	09/15/2021	2,886
USD	14,251	Toronto-Dominion Bank (The)	EUR	12,000	09/15/2021	9
USD	80,929	Citibank NA	HKD	628,000	09/15/2021	110
USD	105,578	Toronto-Dominion Bank (The)	HKD	820,000	09/15/2021	50
USD	60,102	JPMorgan Chase Bank	JPY	6,585,000	09/15/2021	81
USD	11,958	Toronto-Dominion Bank (The)	NOK	104,000	09/15/2021	185

Total unrealized appreciation						$5,852

NOK	200,000	Bank of New York	USD	24,077	09/15/2021	$(1,436)
SGD	33,000	Citibank NA	USD	24,900	09/15/2021	(531)
USD	13,074	BNP Paribas SA	CHF	12,000	09/15/2021	(182)
USD	28,358	Goldman Sachs & Co.	EUR	24,000	09/15/2021	(126)
USD	15,189	Toronto-Dominion Bank (The)	GBP	11,000	09/15/2021	(107)
USD	23,605	JPMorgan Chase Bank	JPY	2,600,000	09/15/2021	(93)

Total unrealized depreciation						$(2,475)

Net unrealized appreciation						$3,377

Abbreviations:

AUD — Australian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	5.6%
Austria	0.2
Belgium	0.5
Brazil	2.2
Canada	4.8
China	7.1
Finland	1.7
France	7.2
Germany	7.9
Greece	0.8
Hong Kong	0.9
India	1.5
Indonesia	1.0
Italy	1.3
Japan	13.8
Netherlands	2.9
Norway	1.7
Portugal	0.2
Russia	1.7
Singapore	1.3
South Africa	2.5
South Korea	3.5
Spain	3.1
Sweden	1.3
Switzerland	4.4
Taiwan	5.1
Thailand	1.3
Turkey	1.6
United Kingdom	11.7
Other[1]	1.2

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.8%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	163,250,110	191,009,876
2.00%, 1/15/2026	30,208,870	36,000,774
2.38%, 1/15/2027	21,325,883	26,599,218
U.S. Treasury Inflation Linked Notes
0.13%, 1/15/2023	52,782,856	55,151,767
0.63%, 4/15/2023	56,273,719	59,564,762
0.38%, 7/15/2023(a)	52,504,429	55,945,695
0.63%, 1/15/2024	52,311,519	56,562,511
0.50%, 4/15/2024	140,469,664	152,182,139
0.13%, 7/15/2024	189,837,472	205,519,623
0.13%, 10/15/2024	150,736,579	163,564,828
0.25%, 1/15/2025	190,290,892	207,727,201
0.13%, 4/15/2025	40,839,908	44,536,394
0.38%, 7/15/2025	51,385,288	57,046,950
0.13%, 10/15/2025	39,189,770	43,203,605
0.63%, 1/15/2026	53,207,588	59,931,604
0.13%, 4/15/2026(a)	46,018,125	50,843,558
0.13%, 7/15/2026(a)	23,896,045	26,620,657
0.38%, 1/15/2027(a)	23,575,344	26,625,502

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,442,813,124)		1,518,636,664

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 3.3%
REPURCHASE AGREEMENTS - 3.3%
Citigroup Global Markets Ltd., 0.06%, dated 7/31/2021, due 8/2/2021, repurchase price $24,700,124, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 1.63%, maturing 8/15/2022 – 9/30/2026; Foreign Government Fixed Income Securities, ranging from 0.88% – 1.25%, maturing 4/20/2026 – 2/14/2031; total market value $25,125,712	24,700,000	24,700,000

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $24,955,817, collateralized by various U.S. Treasury Securities, ranging from 0.10% – 7.13%, maturing 1/31/2023 – 6/30/2028; total market value $25,373,167	24,955,713	24,955,713

		49,655,713

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $49,655,713)		49,655,713

Total Investments - 103.1% (Cost $1,492,468,837)		1,568,292,377
Liabilities in excess of other assets - (3.1%)		(47,855,776)

Net Assets - 100.0%		1,520,436,601

(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $46,559,807, collateralized in the form of cash with a value of $49,655,713 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $127,582 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 2.13%, and maturity dates ranging from October 12, 2021 – February 15, 2040; a total value of $49,783,295.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $49,655,713.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	22,504,157	26,330,863
2.00%, 1/15/2026	15,219,042	18,136,968
2.38%, 1/15/2027	21,651,591	27,005,466
1.75%, 1/15/2028	11,545,366	14,262,889
3.63%, 4/15/2028	27,538,666	37,907,397
2.50%, 1/15/2029	9,981,661	13,162,512
3.88%, 4/15/2029	18,001,147	25,903,862
3.38%, 4/15/2032	4,226,736	6,406,034
U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2024	170,057	184,105
0.13%, 10/15/2024	20,269,025	21,993,995
0.25%, 1/15/2025	26,034,722	28,420,277
0.13%, 4/15/2025	20,678,936	22,550,620
0.38%, 7/15/2025	25,946,352	28,805,137
0.13%, 10/15/2025	19,804,456	21,832,838
0.63%, 1/15/2026	26,872,862	30,268,874
0.13%, 4/15/2026(a)	23,385,267	25,837,432
0.13%, 7/15/2026(a)	23,066,119	25,696,103
0.38%, 1/15/2027(a)	42,185,991	47,643,979
0.38%, 7/15/2027(a)	39,963,568	45,574,138
0.50%, 1/15/2028	23,697,357	27,212,958
0.75%, 7/15/2028	21,998,551	25,878,076
0.88%, 1/15/2029(a)	21,567,405	25,622,154
0.25%, 7/15/2029	23,373,582	26,731,632
0.13%, 1/15/2030	23,974,918	27,076,189
0.13%, 7/15/2030(a)	25,107,215	28,510,155
0.13%, 1/15/2031	24,974,791	28,238,466

TOTAL U.S. TREASURY OBLIGATIONS (Cost $606,222,497)		657,193,119

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 0.0%(c)
REPURCHASE AGREEMENTS - 0.0%(c)
Citigroup Global Markets, Inc., 0.05%, dated 7/31/2021, due 8/2/2021, repurchase price $193,587, collateralized by various U.S. Treasury Securities, ranging from 0.10% – 7.13%, maturing 1/31/2023 – 6/30/2028; total market value $196,824 (Cost $193,586)	193,586	193,586

Total Investments - 99.9% (Cost $606,416,083)		657,386,705
Other assets less liabilities - 0.1%		632,251

Net Assets - 100.0%		658,018,956

(a)

The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $71,268,777, collateralized in the form of cash with a value of $193,586 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $72,571,510 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 25, 2021 – May 25, 2072; a total value of $72,765,096.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2021. The total value of securities purchased was $193,586.
(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.6%

FHLMC
2.00%, 8/1/2031	192,526	200,573
2.00%, 10/1/2031	41,492	43,231
3.00%, 4/1/2033	161,724	172,987
3.00%, 6/1/2033	130,399	139,481
3.00%, 7/1/2033	1,696,130	1,818,442
5.00%, 5/1/2034	60,537	69,011
5.00%, 7/1/2034	351,500	400,679
3.00%, 5/1/2035	23,133	24,597
5.00%, 7/1/2035	326,618	372,215
5.00%, 8/1/2035	133,015	150,685
5.00%, 10/1/2035	20,462	23,328
3.00%, 11/1/2035	27,536	29,105
5.00%, 11/1/2035	207,993	237,115
5.00%, 12/1/2035	126,262	143,900
6.00%, 1/1/2037	79,860	95,006
6.00%, 4/1/2037	41,452	49,310
6.00%, 5/1/2037	73,950	87,975
5.00%, 2/1/2038	63,332	72,116
5.00%, 7/1/2038	186,506	213,261
5.00%, 10/1/2038	57,334	65,540
5.00%, 11/1/2038	235,097	268,990
5.00%, 12/1/2038	374,955	429,309
5.00%, 2/1/2039	159,788	181,987
5.00%, 5/1/2039	81,047	92,810
5.00%, 6/1/2039	33,994	38,902
5.00%, 7/1/2039	56,360	64,541
5.00%, 9/1/2039	78,716	89,605
6.00%, 11/1/2039	45,990	54,622
5.00%, 12/1/2039	269,988	309,177
5.00%, 1/1/2040	20,820	23,820
5.00%, 3/1/2040	58,124	66,131
5.00%, 4/1/2040	24,494	28,043
6.00%, 4/1/2040	55,414	65,389
5.00%, 5/1/2040	22,039	25,238
6.00%, 5/1/2040	126,006	148,866
5.00%, 7/1/2040	124,827	142,923
6.00%, 7/1/2040	198,928	236,099
5.00%, 9/1/2040	111,696	127,900
4.00%, 1/1/2041	16,547	18,153
5.00%, 5/1/2041	178,389	204,238
5.00%, 7/1/2041	263,162	300,399
3.50%, 11/1/2041	84,965	91,771
3.00%, 3/1/2042	15,843	16,860
3.00%, 4/1/2042	107,277	114,717
3.00%, 6/1/2042	91,303	97,204
3.00%, 8/1/2042	51,375	54,749
3.00%, 11/1/2042	334,059	357,366
3.00%, 12/1/2042	102,986	110,498
3.00%, 1/1/2043	54,855	58,677
3.00%, 2/1/2043	29,483	31,749

Investments	Principal Amount ($)	Value ($)
3.00%, 3/1/2043	142,420	155,382
3.00%, 4/1/2043	36,015	38,519
3.00%, 6/1/2043	21,408	23,349
3.00%, 10/1/2043	72,743	77,765
4.00%, 8/1/2044	17,543	19,170
5.00%, 8/1/2044	47,702	54,393
4.00%, 1/1/2045	55,886	61,070
4.00%, 2/1/2045	109,465	122,032
4.00%, 8/1/2045	139,047	151,525
4.00%, 9/1/2045	24,155	26,307
4.00%, 10/1/2045	210,711	230,016
4.00%, 11/1/2045	46,806	50,923
4.00%, 12/1/2045	19,912	21,630
4.00%, 1/1/2046	61,746	67,527
2.50%, 9/1/2046	31,631	33,104
3.00%, 11/1/2046	35,316	37,628
3.00%, 12/1/2046	183,966	194,636
3.00%, 1/1/2047	1,173,609	1,247,819
FHLMC UMBS
2.00%, 8/1/2031	46,976	48,931
2.00%, 11/1/2031	75,087	78,196
2.50%, 12/1/2031	1,012,348	1,064,844
2.00%, 2/1/2032	80,871	84,245
5.00%, 8/1/2035	451,278	514,220
2.00%, 3/1/2036	972,620	1,016,153
1.50%, 4/1/2036	982,331	1,002,533
6.00%, 4/1/2036	550,920	653,860
2.50%, 10/1/2036	970,519	1,014,064
5.00%, 3/1/2038	71,892	81,912
5.00%, 7/1/2039	88,566	101,372
5.00%, 10/1/2039	35,516	40,650
5.00%, 1/1/2040	34,324	39,407
5.00%, 3/1/2040	59,707	68,344
5.00%, 5/1/2040	86,394	98,604
2.00%, 7/1/2040	139,547	143,826
6.00%, 7/1/2040	911,249	1,082,889
2.50%, 8/1/2040	764,043	796,288
2.50%, 9/1/2040	1,382,922	1,442,572
1.50%, 10/1/2040	682,647	686,535
3.50%, 12/1/2040	56,024	60,752
2.00%, 1/1/2041	216,898	222,884
1.50%, 3/1/2041	866,057	870,994
2.00%, 3/1/2041	761,671	785,054
4.50%, 3/1/2041	118,058	131,327
1.50%, 4/1/2041	245,084	246,481
2.00%, 4/1/2041	196,027	202,045
4.50%, 4/1/2041	22,858	25,559
1.50%, 5/1/2041	739,915	744,132
2.50%, 6/1/2041	989,757	1,035,625
4.00%, 1/1/2042	78,761	87,787
5.00%, 2/1/2042	71,214	81,016
3.00%, 3/1/2042	146,317	156,286
3.50%, 11/1/2042	99,083	107,734
3.00%, 12/1/2042	652,531	697,814
3.50%, 1/1/2043	52,108	57,737

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.50%, 2/1/2043	39,841	43,218
2.50%, 6/1/2043	525,574	551,857
4.00%, 12/1/2043	17,153	18,841
4.50%, 3/1/2044	83,831	93,558
4.00%, 6/1/2044	6,437	7,032
4.50%, 7/1/2044	34,290	37,945
4.00%, 8/1/2044	18,956	20,706
4.50%, 12/1/2044	19,213	21,050
5.00%, 12/1/2044	192,458	218,585
4.00%, 2/1/2045	21,893	24,396
4.50%, 9/1/2045	15,413	16,746
4.00%, 10/1/2045	65,083	70,779
4.00%, 12/1/2045	29,879	32,965
4.50%, 12/1/2045	913,448	1,008,438
3.00%, 1/1/2046	55,271	59,908
4.00%, 1/1/2046	49,830	54,832
4.50%, 4/1/2046	46,982	52,612
3.00%, 11/1/2046	648,489	689,986
2.50%, 12/1/2046	168,062	175,964
2.50%, 11/1/2050	189,460	200,049
3.00%, 3/1/2051	964,291	1,022,757
3.00%, 4/1/2051	648,346	681,550
FNMA UMBS
3.50%, 10/1/2030	79,641	84,768
3.50%, 11/1/2030	14,551	15,417
2.00%, 9/1/2031	38,269	39,848
2.00%, 11/1/2031	90,008	93,756
2.00%, 2/1/2032	77,560	80,787
6.00%, 12/1/2032	14,920	17,635
6.00%, 4/1/2033	9,196	10,932
3.00%, 5/1/2033	148,900	158,768
3.00%, 6/1/2033	139,521	148,984
3.00%, 7/1/2033	18,674	19,967
3.00%, 8/1/2033	1,518,334	1,623,460
3.00%, 10/1/2033	32,170	34,395
6.00%, 3/1/2034	300,295	352,120
6.00%, 8/1/2034	52,201	62,021
6.50%, 9/1/2034	143,997	170,242
6.00%, 12/1/2034	227,324	269,751
6.00%, 4/1/2035	868,563	1,006,228
2.50%, 7/1/2035	1,038,701	1,090,846
5.00%, 8/1/2035	30,803	35,061
1.50%, 11/1/2035	1,034,067	1,056,253
6.00%, 11/1/2035	44,070	51,963
5.00%, 12/1/2035	68,418	77,914
2.00%, 1/1/2036	671,120	700,914
3.00%, 1/1/2036	963,974	1,018,749
5.00%, 2/1/2036	263,720	300,431
4.50%, 6/1/2036	663,732	736,573
6.00%, 6/1/2036	63,652	75,687
2.00%, 7/1/2036	1,200,000	1,248,755
2.50%, 7/1/2036	992,487	1,043,158
5.00%, 7/1/2036	31,840	36,244
6.50%, 8/1/2036	23,894	28,563
6.00%, 9/1/2036	940,951	1,117,191
2.50%, 11/1/2036	1,178,393	1,231,089
6.00%, 11/1/2036	64,254	76,404
3.00%, 1/1/2037	1,330,770	1,417,042

Investments	Principal Amount ($)	Value ($)
6.00%, 6/1/2037	128,636	152,968
6.00%, 8/1/2037	209,061	247,965
6.00%, 9/1/2037	29,981	35,647
6.50%, 10/1/2037	48,871	56,938
5.00%, 3/1/2038	70,921	81,074
5.00%, 5/1/2038	57,385	65,355
6.00%, 5/1/2038	20,758	24,663
6.00%, 9/1/2038	37,667	44,640
5.00%, 6/1/2039	65,547	74,708
5.00%, 10/1/2039	72,354	82,807
2.50%, 12/1/2039	444,975	464,211
5.00%, 2/1/2040	55,588	64,135
5.00%, 3/1/2040	192,777	220,630
2.50%, 6/1/2040	337,069	351,295
5.00%, 6/1/2040	22,619	25,890
6.00%, 6/1/2040	151,771	179,415
2.50%, 8/1/2040	380,400	397,088
2.00%, 11/1/2040	917,930	942,988
2.50%, 11/1/2040	163,619	171,037
2.00%, 12/1/2040	490,988	502,716
2.50%, 12/1/2040	166,460	173,866
2.00%, 1/1/2041	214,420	221,002
3.50%, 1/1/2041	51,475	56,077
1.50%, 2/1/2041	968,520	974,038
2.50%, 2/1/2041	380,738	396,807
3.50%, 2/1/2041	34,041	36,894
4.50%, 2/1/2041	172,142	192,409
1.50%, 4/1/2041	508,820	510,306
2.00%, 5/1/2041	987,059	1,013,645
4.50%, 5/1/2041	55,459	61,990
5.00%, 5/1/2041	43,938	50,073
6.00%, 5/1/2041	34,526	40,937
4.50%, 6/1/2041	800,672	885,714
6.00%, 6/1/2041	1,435,183	1,703,515
2.50%, 7/1/2041	995,379	1,041,559
5.00%, 7/1/2041	618,448	699,431
6.00%, 7/1/2041	2,747,552	3,270,144
4.50%, 8/1/2041	182,204	203,368
5.00%, 8/1/2041	88,931	101,655
4.00%, 9/1/2041	282,021	313,964
4.50%, 9/1/2041	108,662	121,023
3.50%, 10/1/2041	166,650	183,569
4.00%, 10/1/2041	77,641	86,547
5.00%, 10/1/2041	95,527	108,500
4.00%, 11/1/2041	110,728	121,739
4.00%, 12/1/2041	25,312	27,805
4.00%, 1/1/2042	224,747	247,607
4.50%, 1/1/2042	25,303	28,161
6.00%, 1/1/2042	99,167	118,260
3.00%, 3/1/2042	206,514	219,992
4.00%, 3/1/2042	116,616	129,971
3.00%, 4/1/2042	72,617	77,667
4.50%, 4/1/2042	123,901	136,927
3.50%, 5/1/2042	36,664	39,774
4.50%, 5/1/2042	100,330	112,054
3.50%, 6/1/2042	63,167	68,973
3.50%, 7/1/2042	158,595	174,222
4.00%, 7/1/2042	155,945	175,023

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.50%, 8/1/2042	54,387	59,481
3.00%, 9/1/2042	98,433	104,741
3.50%, 9/1/2042	20,520	22,440
4.00%, 9/1/2042	92,491	103,093
3.00%, 10/1/2042	198,667	214,042
3.50%, 10/1/2042	39,813	43,261
2.50%, 12/1/2042	318,355	334,078
3.00%, 12/1/2042	183,805	198,173
2.50%, 1/1/2043	9,858	10,344
3.00%, 1/1/2043	196,705	210,305
3.50%, 1/1/2043	53,497	58,199
4.00%, 1/1/2043	102,138	112,733
4.50%, 1/1/2043	267,445	295,786
2.50%, 2/1/2043	911,594	956,159
3.00%, 2/1/2043	246,839	265,728
3.50%, 2/1/2043	97,011	106,092
3.50%, 3/1/2043	116,478	128,291
2.50%, 5/1/2043	16,510	17,237
2.50%, 6/1/2043	8,681	9,112
4.00%, 8/1/2043	64,428	70,823
4.00%, 9/1/2043	134,717	148,793
4.50%, 9/1/2043	39,645	44,322
4.00%, 10/1/2043	169,146	186,454
4.00%, 11/1/2043	373,597	415,813
4.50%, 11/1/2043	123,004	137,436
4.50%, 12/1/2043	100,801	112,258
4.00%, 1/1/2044	131,579	144,836
4.50%, 2/1/2044	28,215	31,148
3.00%, 3/1/2044	1,124,030	1,200,566
4.50%, 3/1/2044	138,659	159,400
5.00%, 3/1/2044	27,044	30,524
4.50%, 4/1/2044	292,065	325,023
5.00%, 6/1/2044	47,577	53,501
3.00%, 10/1/2044	947,921	1,016,660
4.00%, 10/1/2044	49,965	55,395
4.50%, 10/1/2044	13,753	15,080
4.50%, 12/1/2044	53,765	60,019
4.00%, 2/1/2045	38,831	42,625
4.50%, 2/1/2045	185,487	206,415
4.00%, 4/1/2045	32,712	36,127
4.00%, 8/1/2045	18,474	20,211
4.00%, 11/1/2045	88,737	98,008
4.50%, 11/1/2045	108,866	120,748
4.00%, 12/1/2045	432,627	476,842
4.00%, 2/1/2046	15,641	17,087
4.50%, 3/1/2046	201,148	223,265
4.00%, 4/1/2046	16,524	18,196
2.50%, 6/1/2046	95,070	99,942
4.50%, 6/1/2046	130,661	144,459
4.50%, 7/1/2046	29,694	32,420
4.50%, 8/1/2046	25,959	28,891
2.50%, 9/1/2046	178,876	187,068
2.50%, 10/1/2046	85,935	89,899
4.50%, 10/1/2046	50,545	55,453
2.50%, 12/1/2046	28,968	30,231
4.50%, 1/1/2047	47,048	51,334
4.00%, 2/1/2047	46,585	50,984
4.50%, 2/1/2047	52,732	59,002

Investments	Principal Amount ($)	Value ($)
2.50%, 3/1/2047	174,894	183,102
4.50%, 3/1/2047	250,038	282,505
4.50%, 5/1/2047	109,523	119,369
4.50%, 7/1/2047	112,330	124,589
5.00%, 7/1/2047	355,425	406,221
4.00%, 7/1/2048	193,181	212,773
6.00%, 2/1/2049	126,787	152,280
3.00%, 9/1/2050	895,116	940,397
2.50%, 11/1/2050	193,386	203,806
FNMA/FHLMC UMBS, 15 Year, Single Family
TBA 1.50%, 8/25/2036	2,000,000	2,037,813
TBA 2.00%, 8/25/2036	1,950,000	2,023,506
FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 1.50%, 8/25/2051	4,500,000	4,452,363
TBA 2.00%, 8/25/2051	4,400,000	4,485,766
TBA 2.50%, 8/25/2051	8,000,000	8,329,687
GNMA
6.00%, 3/15/2033	64,999	77,330
5.50%, 8/20/2033	41,076	48,101
5.50%, 11/20/2033	38,373	45,043
6.00%, 12/15/2033	121,993	145,178
5.50%, 3/20/2034	44,661	52,433
5.50%, 7/20/2034	28,917	33,988
5.50%, 9/20/2034	12,418	14,617
6.00%, 2/15/2035	27,631	32,748
5.50%, 3/20/2036	94,919	109,917
5.50%, 9/20/2038	54,249	63,863
5.50%, 2/20/2039	91,935	108,242
5.50%, 12/20/2040	26,849	30,819
5.50%, 1/20/2041	24,897	29,344
5.50%, 5/20/2041	159,512	187,778
5.50%, 11/20/2041	296,407	348,902
5.50%, 12/20/2041	69,809	80,145
5.50%, 2/20/2042	18,750	22,072
2.50%, 3/20/2043	56,222	59,091
2.50%, 5/20/2043	82,836	87,058
5.50%, 3/20/2044	86,444	101,752
2.50%, 11/20/2044	47,795	49,971
5.00%, 6/20/2045	231,788	261,926
5.50%, 3/20/2046	851,812	1,003,622
5.00%, 5/20/2046	526,024	592,993
5.50%, 2/20/2047	325,525	379,880
5.50%, 7/20/2049	23,579	26,143
3.00%, 4/20/2051	489,222	512,357
TBA 2.00%, 8/15/2051	2,000,000	2,048,281
TBA 2.50%, 8/15/2051	4,000,000	4,157,969

TOTAL MORTGAGE-BACKED SECURITIES (Cost $108,634,940)		109,604,118

Total Investments - 99.6% (Cost $108,634,940)		109,604,118
Other assets less liabilities - 0.4%		474,954

Net Assets - 100.0%		110,079,072

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

TBA	To Be Announced; Security is subject to delayed delivery.

UMBS	Uniform Mortgage-Backed Securities

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.8%

Aerospace & Defense - 1.8%
Boeing Co. (The)
5.15%, 5/1/2030	150,000	179,112
General Dynamics Corp.
3.50%, 5/15/2025	375,000	411,747
3.75%, 5/15/2028	600,000	688,453
Huntington Ingalls Industries, Inc.
3.84%, 5/1/2025	100,000	109,506
3.48%, 12/1/2027	200,000	219,025
L3Harris Technologies, Inc.
3.85%, 12/15/2026	250,000	282,396
4.40%, 6/15/2028	700,000	818,411
Lockheed Martin Corp.
3.55%, 1/15/2026	605,000	672,611
Northrop Grumman Corp.
2.93%, 1/15/2025	800,000	853,897
3.25%, 1/15/2028	500,000	550,121
Precision Castparts Corp.
3.25%, 6/15/2025	185,000	202,032
Teledyne Technologies, Inc.
2.25%, 4/1/2028	400,000	414,062

		5,401,373

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	210,000	242,778
United Parcel Service, Inc.
3.40%, 3/15/2029	200,000	226,294

		469,072

Auto Components - 0.2%
BorgWarner, Inc.
3.38%, 3/15/2025	350,000	379,195
Lear Corp.
3.80%, 9/15/2027	200,000	223,638

		602,833

Banks - 24.3%
Australia & New Zealand Banking Group Ltd.
2.63%, 11/9/2022	250,000	257,658
Banco Santander SA
5.18%, 11/19/2025	600,000	686,898
Bancolombia SA
3.00%, 1/29/2025	250,000	252,838
Bank of America Corp.
3.00%, 12/20/2023(a)	500,000	517,752
3.86%, 7/23/2024(a)	300,000	319,284
4.20%, 8/26/2024	200,000	219,336
4.00%, 1/22/2025	945,000	1,037,394
Series L, 3.95%, 4/21/2025	500,000	549,187

Investments	Principal Amount ($)	Value ($)
0.98%, 9/25/2025(a)	750,000	751,641
2.01%, 2/13/2026(a)	245,000	252,826
4.45%, 3/3/2026	500,000	566,549
Series L, 4.18%, 11/25/2027	615,000	693,291
3.82%, 1/20/2028(a)	500,000	559,333
3.71%, 4/24/2028(a)	5,000	5,567
3.42%, 12/20/2028(a)	250,000	274,804
4.27%, 7/23/2029(a)	550,000	635,287
3.97%, 2/7/2030(a)	300,000	341,368
3.19%, 7/23/2030(a)	250,000	271,276
2.50%, 2/13/2031(a)	600,000	618,540
2.59%, 4/29/2031(a)	188,000	194,851
1.90%, 7/23/2031(a)	250,000	244,977
2.69%, 4/22/2032(a)	212,000	221,501
2.30%, 7/21/2032(a)	500,000	505,078
Bank of Montreal
4.34%, 10/5/2028(a)	300,000	321,678
3.80%, 12/15/2032(a)	500,000	556,788
Bank of Nova Scotia (The)
3.40%, 2/11/2024	250,000	267,804
4.50%, 12/16/2025	350,000	398,604
BankUnited, Inc.
5.13%, 6/11/2030	250,000	294,823
Barclays plc
4.38%, 9/11/2024	490,000	534,564
3.65%, 3/16/2025	200,000	217,520
5.20%, 5/12/2026	300,000	346,044
4.84%, 5/9/2028	300,000	340,625
2.67%, 3/10/2032(a)	50,000	50,914
BBVA USA
3.88%, 4/10/2025	250,000	277,229
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	300,000	314,402
Citigroup, Inc.
3.35%, 4/24/2025(a)	600,000	640,926
3.30%, 4/27/2025	200,000	218,040
4.40%, 6/10/2025	825,000	924,235
5.50%, 9/13/2025	650,000	760,486
4.60%, 3/9/2026	380,000	435,579
3.11%, 4/8/2026(a)	500,000	535,685
3.40%, 5/1/2026	300,000	330,458
3.20%, 10/21/2026	350,000	381,463
1.46%, 6/9/2027(a)	750,000	751,186
4.45%, 9/29/2027	200,000	230,940
3.89%, 1/10/2028(a)	250,000	279,965
3.67%, 7/24/2028(a)	255,000	283,005
2.98%, 11/5/2030(a)	500,000	534,979
2.67%, 1/29/2031(a)	500,000	522,679
4.41%, 3/31/2031(a)	636,000	747,354

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.57%, 6/3/2031(a)	500,000	517,734
2.56%, 5/1/2032(a)	100,000	103,400
Citizens Bank NA
3.70%, 3/29/2023	300,000	315,393
Citizens Financial Group, Inc.
3.25%, 4/30/2030	200,000	219,557
Comerica, Inc.
3.70%, 7/31/2023	250,000	265,629
Cooperatieve Rabobank UA
3.75%, 7/21/2026	250,000	276,736
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	259,664
Discover Bank
3.35%, 2/6/2023	300,000	312,622
4.20%, 8/8/2023	400,000	430,103
2.45%, 9/12/2024	500,000	524,177
4.65%, 9/13/2028	500,000	592,894
Fifth Third Bancorp
4.30%, 1/16/2024	250,000	271,250
3.65%, 1/25/2024	500,000	536,295
Fifth Third Bank NA
3.85%, 3/15/2026	400,000	447,125
First Horizon Corp.
3.55%, 5/26/2023	250,000	262,660
HSBC Holdings plc
3.80%, 3/11/2025(a)	750,000	806,492
4.25%, 8/18/2025	1,040,000	1,154,300
1.64%, 4/18/2026(a)	500,000	507,653
3.90%, 5/25/2026	200,000	222,937
4.29%, 9/12/2026(a)	650,000	725,109
4.04%, 3/13/2028(a)	500,000	559,578
4.58%, 6/19/2029(a)	670,000	779,875
4.95%, 3/31/2030	500,000	608,527
3.97%, 5/22/2030(a)	300,000	338,458
2.80%, 5/24/2032(a)	200,000	207,415
Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	222,869
ING Groep NV
3.55%, 4/9/2024	200,000	215,464
4.55%, 10/2/2028	350,000	415,035
4.05%, 4/9/2029	250,000	289,741
JPMorgan Chase & Co.
3.56%, 4/23/2024(a)	300,000	315,610
3.88%, 9/10/2024	1,127,000	1,227,450
0.65%, 9/16/2024(a)	285,000	285,961
4.02%, 12/5/2024(a)	40,000	43,141
3.90%, 7/15/2025	395,000	438,227
2.30%, 10/15/2025(a)	120,000	125,312
2.00%, 3/13/2026(a)	115,000	119,246
4.13%, 12/15/2026	149,000	169,614
3.96%, 1/29/2027(a)	750,000	839,658
1.58%, 4/22/2027(a)	250,000	253,026
8.00%, 4/29/2027	250,000	337,450
3.63%, 12/1/2027	250,000	275,437
3.78%, 2/1/2028(a)	925,000	1,032,704
4.01%, 4/23/2029(a)	130,000	148,359

Investments	Principal Amount ($)	Value ($)
4.20%, 7/23/2029(a)	450,000	519,300
4.45%, 12/5/2029(a)	500,000	587,984
3.70%, 5/6/2030(a)	250,000	281,273
2.74%, 10/15/2030(a)	200,000	211,019
4.49%, 3/24/2031(a)	200,000	239,181
2.96%, 5/13/2031(a)	500,000	531,933
1.95%, 2/4/2032(a)	450,000	444,246
KeyCorp
2.25%, 4/6/2027	500,000	523,251
4.10%, 4/30/2028	200,000	233,107
Lloyds Banking Group plc
4.05%, 8/16/2023	300,000	321,050
2.91%, 11/7/2023(a)	300,000	309,055
4.65%, 3/24/2026	500,000	570,785
Mitsubishi UFJ Financial Group, Inc.
3.76%, 7/26/2023	50,000	53,296
3.41%, 3/7/2024	50,000	53,592
2.19%, 2/25/2025	700,000	730,600
3.68%, 2/22/2027	350,000	393,403
3.29%, 7/25/2027	750,000	832,329
3.74%, 3/7/2029	200,000	226,598
2.05%, 7/17/2030	100,000	101,217
Mizuho Financial Group, Inc.
3.55%, 3/5/2023	450,000	472,445
2.55%, 9/13/2025(a)	250,000	262,796
2.23%, 5/25/2026(a)	750,000	779,347
2.84%, 9/13/2026	550,000	592,998
3.17%, 9/11/2027	500,000	548,125
4.02%, 3/5/2028	390,000	449,647
3.15%, 7/16/2030(a)	200,000	217,667
2.59%, 5/25/2031(a)	250,000	259,894
National Australia Bank Ltd.
3.63%, 6/20/2023	250,000	265,879
PNC Bank NA
3.50%, 6/8/2023	250,000	264,558
3.25%, 1/22/2028	250,000	278,885
4.05%, 7/26/2028	250,000	291,831
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	550,000	597,636
3.15%, 5/19/2027	80,000	88,227
2.55%, 1/22/2030	300,000	318,018
Royal Bank of Canada
1.95%, 1/17/2023	150,000	153,677
4.65%, 1/27/2026	650,000	747,187
Santander Holdings USA, Inc.
4.50%, 7/17/2025	240,000	266,861
4.40%, 7/13/2027	500,000	565,680
Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	221,943

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
3.10%, 1/17/2023	950,000	989,283
2.70%, 7/16/2024	1,000,000	1,055,687
2.35%, 1/15/2025	250,000	262,227
1.47%, 7/8/2025	500,000	508,275
3.78%, 3/9/2026	50,000	56,002
2.63%, 7/14/2026	600,000	639,273
3.45%, 1/11/2027	250,000	278,113
3.36%, 7/12/2027	450,000	499,913
3.04%, 7/16/2029	300,000	324,219
2.72%, 9/27/2029	250,000	265,699
2.75%, 1/15/2030	200,000	212,907
2.13%, 7/8/2030	550,000	557,905
Toronto-Dominion Bank (The)
3.25%, 3/11/2024	450,000	481,501
Truist Bank
3.63%, 9/16/2025	250,000	276,953
3.30%, 5/15/2026	200,000	220,926
Truist Financial Corp.
2.85%, 10/26/2024	150,000	160,633
4.00%, 5/1/2025	210,000	234,078
US Bancorp
3.38%, 2/5/2024	200,000	214,234
3.95%, 11/17/2025	200,000	226,635
Series V,
2.38%, 7/22/2026	500,000	531,997
3.00%, 7/30/2029	200,000	219,066
Wells Fargo & Co.
4.48%, 1/16/2024	325,000	355,488
1.65%, 6/2/2024(a)	500,000	510,864
3.00%, 2/19/2025	500,000	536,201
3.55%, 9/29/2025	1,190,000	1,312,596
2.41%, 10/30/2025(a)	500,000	523,031
4.10%, 6/3/2026	500,000	563,545
4.30%, 7/22/2027	1,000,000	1,149,517
3.58%, 5/22/2028(a)	750,000	832,397
2.39%, 6/2/2028(a)	1,500,000	1,570,624
2.88%, 10/30/2030(a)	450,000	480,879
2.57%, 2/11/2031(a)	200,000	208,821
4.48%, 4/4/2031(a)	200,000	238,619
Westpac Banking Corp.
2.75%, 1/11/2023	600,000	621,686
3.40%, 1/25/2028	200,000	225,757
2.89%, 2/4/2030(a)	300,000	313,441
4.32%, 11/23/2031(a)	250,000	279,534
4.11%, 7/24/2034(a)	150,000	167,091
2.67%, 11/15/2035(a)	300,000	299,639

		72,686,874

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029	250,000	300,740
Coca-Cola Co. (The)
3.45%, 3/25/2030	200,000	228,690
Constellation Brands, Inc.
4.65%, 11/15/2028	500,000	594,052

Investments	Principal Amount ($)	Value ($)
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	200,000	237,054
PepsiCo, Inc.
7.00%, 3/1/2029	500,000	707,053

		2,067,589

Biotechnology - 1.2%
AbbVie, Inc.
3.60%, 5/14/2025	952,000	1,039,814
3.20%, 11/21/2029	210,000	230,564
Amgen, Inc.
2.60%, 8/19/2026	500,000	533,610
2.20%, 2/21/2027	300,000	315,826
2.45%, 2/21/2030	300,000	314,402
Gilead Sciences, Inc.
3.65%, 3/1/2026	330,000	365,987
2.95%, 3/1/2027	800,000	868,688

		3,668,891

Building Products - 0.5%
Carrier Global Corp.
2.72%, 2/15/2030	250,000	264,906
Fortune Brands Home & Security, Inc.
4.00%, 6/15/2025	150,000	166,295
Lennox International, Inc.
1.35%, 8/1/2025	450,000	455,424
Masco Corp.
3.50%, 11/15/2027	500,000	553,773

		1,440,398

Capital Markets - 6.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	250,000	273,771
2.88%, 9/15/2026	200,000	216,486
Ares Capital Corp.
4.20%, 6/10/2024	300,000	323,525
3.88%, 1/15/2026	500,000	540,072
2.15%, 7/15/2026	500,000	504,231
2.88%, 6/15/2028	500,000	515,894
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	300,000	323,427
2.45%, 8/17/2026	300,000	320,342
BGC Partners, Inc.
3.75%, 10/1/2024	200,000	213,095
BlackRock, Inc.
3.20%, 3/15/2027	200,000	222,966
3.25%, 4/30/2029	400,000	452,344
Blackstone Secured Lending Fund
3.65%, 7/14/2023	150,000	156,440
3.63%, 1/15/2026	250,000	266,552
2.75%, 9/16/2026	250,000	256,322

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Cboe Global Markets, Inc.
3.65%, 1/12/2027	200,000	224,247
Charles Schwab Corp. (The)
4.20%, 3/24/2025	400,000	448,028
3.20%, 1/25/2028	100,000	111,040
4.00%, 2/1/2029	400,000	465,882
CME Group, Inc.
3.00%, 3/15/2025	325,000	350,195
Credit Suisse Group AG
3.75%, 3/26/2025	250,000	272,149
4.55%, 4/17/2026	250,000	284,170
Deutsche Bank AG
3.70%, 5/30/2024	645,000	691,704
3.96%, 11/26/2025(a)	100,000	108,693
4.10%, 1/13/2026	100,000	110,281
2.13%, 11/24/2026(a)	1,000,000	1,022,435
3.55%, 9/18/2031(a)	250,000	270,245
E*TRADE Financial Corp.
2.95%, 8/24/2022	200,000	205,404
Goldman Sachs BDC, Inc.
3.75%, 2/10/2025	200,000	214,509
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	600,000	629,249
4.00%, 3/3/2024	500,000	542,010
3.85%, 7/8/2024	500,000	543,621
3.50%, 1/23/2025	465,000	503,607
3.50%, 4/1/2025	500,000	543,067
1.43%, 3/9/2027(a)	300,000	301,552
Jefferies Group LLC
4.15%, 1/23/2030	200,000	228,915
Lazard Group LLC
3.75%, 2/13/2025	450,000	490,894
4.50%, 9/19/2028	250,000	291,345
Legg Mason, Inc.
4.75%, 3/15/2026	200,000	233,207
Moody’s Corp.
2.63%, 1/15/2023	200,000	206,270
3.75%, 3/24/2025	300,000	329,794
4.25%, 2/1/2029	250,000	293,484
Morgan Stanley
3.75%, 2/25/2023	800,000	842,059
0.79%, 5/30/2025(a)	500,000	499,413
2.72%, 7/22/2025(a)	500,000	526,806
3.88%, 1/27/2026	95,000	106,596
0.99%, 12/10/2026(a)	440,000	435,373
2.24%, 7/21/2032(a)	250,000	252,096
Nasdaq, Inc.
3.85%, 6/30/2026	215,000	241,901
Nomura Holdings, Inc.
3.10%, 1/16/2030	250,000	265,380
S&P Global, Inc.
2.95%, 1/22/2027	200,000	218,005
1.25%, 8/15/2030	300,000	288,786

Investments	Principal Amount ($)	Value ($)
State Street Corp.
3.10%, 5/15/2023	200,000	209,922
3.55%, 8/18/2025	300,000	332,784
TD Ameritrade Holding Corp.
3.75%, 4/1/2024	300,000	324,525
2.75%, 10/1/2029	100,000	108,740

		19,153,850

Chemicals - 1.0%
Air Products and Chemicals, Inc.
3.35%, 7/31/2024	521,000	562,361
Celanese US Holdings LLC
3.50%, 5/8/2024	200,000	214,032
Ecolab, Inc.
4.80%, 3/24/2030	150,000	186,295
FMC Corp.
3.20%, 10/1/2026	200,000	216,828
PPG Industries, Inc.
2.40%, 8/15/2024	200,000	210,067
Rohm and Haas Co.
7.85%, 7/15/2029	350,000	486,593
RPM International, Inc.
3.75%, 3/15/2027	100,000	110,805
Sherwin-Williams Co. (The)
3.45%, 8/1/2025	500,000	547,935
3.45%, 6/1/2027	200,000	222,477
2.95%, 8/15/2029	100,000	108,911

		2,866,304

Commercial Services & Supplies - 0.8%
Cintas Corp. No. 2
3.70%, 4/1/2027	50,000	56,284
RELX Capital, Inc.
3.00%, 5/22/2030	200,000	215,976
Republic Services, Inc.
2.50%, 8/15/2024	567,000	596,430
3.38%, 11/15/2027	100,000	110,861
3.95%, 5/15/2028	200,000	229,883
Steelcase, Inc.
5.13%, 1/18/2029	150,000	175,358
Waste Connections, Inc.
4.25%, 12/1/2028	250,000	293,648
Waste Management, Inc.
3.15%, 11/15/2027	350,000	386,613
1.15%, 3/15/2028	350,000	344,023

		2,409,076

Communications Equipment - 0.4%
Cisco Systems, Inc.
2.20%, 9/20/2023	417,000	433,207
3.63%, 3/4/2024	300,000	324,828
2.95%, 2/28/2026	100,000	109,160
Motorola Solutions, Inc.
4.60%, 2/23/2028	100,000	117,198
4.60%, 5/23/2029	300,000	354,522

		1,338,915

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Construction Materials - 0.1%
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	250,000	279,245

Consumer Finance - 2.5%
AerCap Ireland Capital DAC
4.50%, 9/15/2023	500,000	535,291
3.15%, 2/15/2024	150,000	157,544
3.88%, 1/23/2028	350,000	378,575
Ally Financial, Inc.
3.05%, 6/5/2023	400,000	417,275
American Express Co.
2.50%, 8/1/2022	200,000	204,179
3.00%, 10/30/2024	690,000	739,560
Capital One Financial Corp.
3.50%, 6/15/2023	320,000	338,077
3.90%, 1/29/2024	50,000	53,872
3.30%, 10/30/2024	200,000	215,706
3.20%, 2/5/2025	650,000	700,931
4.20%, 10/29/2025	110,000	123,434
General Motors Financial Co., Inc.
5.25%, 3/1/2026	500,000	580,091
3.60%, 6/21/2030	250,000	274,211
Synchrony Financial
4.25%, 8/15/2024	426,000	465,388
4.50%, 7/23/2025	600,000	670,725
3.70%, 8/4/2026	355,000	389,970
5.15%, 3/19/2029	200,000	239,079
Toyota Motor Credit Corp.
3.20%, 1/11/2027	500,000	554,198
3.05%, 1/11/2028	450,000	499,032

		7,537,138

Containers & Packaging - 0.3%
Amcor Finance USA, Inc.
4.50%, 5/15/2028	300,000	352,105
Avery Dennison Corp.
3.35%, 4/15/2023	50,000	51,803
4.88%, 12/6/2028	200,000	241,887
Packaging Corp. of America
4.50%, 11/1/2023	200,000	215,855

		861,650

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026	330,000	362,027
Block Financial LLC
2.50%, 7/15/2028	400,000	409,134
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/2028	250,000	277,966
Voya Financial, Inc.
4.70%, 1/23/2048(a)	100,000	105,462
5.65%, 5/15/2053(a)	100,000	105,917

		1,260,506

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services - 2.1%
AT&T, Inc.
4.30%, 2/15/2030	295,000	343,895
British Telecommunications plc
5.13%, 12/4/2028	200,000	238,100
9.63%, 12/15/2030(b)	150,000	231,833
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	100,000	151,274
Orange SA
9.00%, 3/1/2031(b)	250,000	396,874
TELUS Corp.
3.70%, 9/15/2027	200,000	226,897
Verizon Communications, Inc.
1.45%, 3/20/2026	500,000	507,000
2.63%, 8/15/2026	80,000	85,332
4.13%, 3/16/2027	700,000	802,252
2.10%, 3/22/2028	1,000,000	1,028,493
4.33%, 9/21/2028	700,000	821,388
4.02%, 12/3/2029	225,000	260,420
1.68%, 10/30/2030	313,000	302,835
1.75%, 1/20/2031	500,000	485,509
2.55%, 3/21/2031	450,000	467,572

		6,349,674

Electric Utilities - 4.1%
AEP Texas, Inc.
3.95%, 6/1/2028	500,000	569,749
American Electric Power Co., Inc.
Series J,
4.30%, 12/1/2028	45,000	52,401
Appalachian Power Co.
Series X,
3.30%, 6/1/2027	96,000	105,150
Avangrid, Inc.
3.20%, 4/15/2025	250,000	269,406
Duke Energy Corp.
3.15%, 8/15/2027	200,000	218,480
2.45%, 6/1/2030	600,000	622,163
Edison International
4.95%, 4/15/2025	700,000	778,287
5.75%, 6/15/2027	100,000	115,315
Emera US Finance LP
3.55%, 6/15/2026	150,000	165,027
Enel Chile SA
4.88%, 6/12/2028	250,000	288,489
Eversource Energy
Series L, 2.90%, 10/1/2024	300,000	319,569
Series M, 3.30%, 1/15/2028	100,000	110,418
Fortis, Inc.
3.06%, 10/4/2026	200,000	216,923
Georgia Power Co.
3.25%, 4/1/2026	500,000	545,959

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Interstate Power and Light Co.
4.10%, 9/26/2028	250,000	290,740
ITC Holdings Corp.
2.70%, 11/15/2022	200,000	205,527
3.35%, 11/15/2027	200,000	220,711
MidAmerican Energy Co.
3.70%, 9/15/2023	472,000	500,474
3.65%, 4/15/2029	100,000	114,553
NextEra Energy Capital Holdings, Inc.
2.75%, 5/1/2025	1,000,000	1,065,898
3.55%, 5/1/2027	300,000	336,271
2.25%, 6/1/2030	175,000	179,840
4.80%, 12/1/2077(a)	100,000	112,937
5.65%, 5/1/2079(a)	400,000	470,786
NSTAR Electric Co.
3.20%, 5/15/2027	300,000	330,952
Pacific Gas and Electric Co.
3.15%, 1/1/2026	250,000	256,623
Public Service Electric and Gas Co.
3.00%, 5/15/2027	200,000	218,591
Sierra Pacific Power Co.
2.60%, 5/1/2026	20,000	21,398
Southern Co. (The)
2.95%, 7/1/2023	300,000	313,131
3.25%, 7/1/2026	384,000	419,925
Series A,
3.70%, 4/30/2030	250,000	281,482
Series B,
4.00%, 1/15/2051(a)	350,000	370,125
Series 21-A,
3.75%, 9/15/2051(a)	500,000	510,825
Southwestern Electric Power Co.
Series M,
4.10%, 9/15/2028	200,000	230,851
Virginia Electric and Power Co.
Series A,
3.50%, 3/15/2027	300,000	336,055
Series A,
3.80%, 4/1/2028	500,000	572,295
Xcel Energy, Inc.
4.00%, 6/15/2028	350,000	402,318

		12,139,644

Electrical Equipment - 0.4%
ABB Finance USA, Inc.
3.80%, 4/3/2028	300,000	345,470
Emerson Electric Co.
0.88%, 10/15/2026	200,000	199,254
Hubbell, Inc.
3.35%, 3/1/2026	200,000	217,529
3.50%, 2/15/2028	250,000	277,466
Rockwell Automation, Inc.
2.88%, 3/1/2025	150,000	160,528

		1,200,247

Investments	Principal Amount ($)	Value ($)
Electronic Equipment, Instruments & Components - 0.8%
Allegion US Holding Co., Inc.
3.20%, 10/1/2024	200,000	213,258
Amphenol Corp.
2.05%, 3/1/2025	300,000	312,668
Arrow Electronics, Inc.
4.00%, 4/1/2025	400,000	436,629
Avnet, Inc.
4.63%, 4/15/2026	175,000	198,034
Keysight Technologies, Inc.
4.60%, 4/6/2027	200,000	234,811
Trimble, Inc.
4.90%, 6/15/2028	250,000	297,440
Tyco Electronics Group SA
3.70%, 2/15/2026	200,000	220,490
3.13%, 8/15/2027	200,000	218,206
Vontier Corp.
2.40%, 4/1/2028(c)	250,000	251,552

		2,383,088

Entertainment - 0.2%
Activision Blizzard, Inc.
3.40%, 9/15/2026	300,000	332,545
3.40%, 6/15/2027	200,000	223,921
Electronic Arts, Inc.
4.80%, 3/1/2026	100,000	115,766

		672,232

Equity Real Estate Investment Trusts (REITs) - 6.2%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2028	100,000	114,298
2.75%, 12/15/2029	100,000	106,214
4.70%, 7/1/2030	100,000	121,196
4.90%, 12/15/2030	100,000	123,723
American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	200,000	220,347
American Homes 4 Rent LP
4.25%, 2/15/2028	200,000	229,594
American Tower Corp.
5.00%, 2/15/2024	490,000	542,438
3.38%, 10/15/2026	1,200,000	1,313,264
3.55%, 7/15/2027	400,000	442,871
3.60%, 1/15/2028	500,000	555,505
3.80%, 8/15/2029	338,000	380,795
AvalonBay Communities, Inc.
3.45%, 6/1/2025	200,000	219,180
3.50%, 11/15/2025	50,000	55,078
Boston Properties LP
2.90%, 3/15/2030	255,000	270,572
Brandywine Operating Partnership LP
4.10%, 10/1/2024	50,000	54,172
3.95%, 11/15/2027	100,000	109,716
Columbia Property Trust Operating Partnership LP
4.15%, 4/1/2025	200,000	217,176

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Crown Castle International Corp.
3.10%, 11/15/2029	500,000	538,683
CubeSmart LP
4.00%, 11/15/2025	250,000	276,786
3.00%, 2/15/2030	200,000	214,396
CyrusOne LP
2.90%, 11/15/2024	200,000	211,329
Digital Realty Trust LP
3.60%, 7/1/2029	250,000	281,911
Duke Realty LP
3.25%, 6/30/2026	250,000	273,173
2.88%, 11/15/2029	100,000	107,167
Equinix, Inc.
3.20%, 11/18/2029	10,000	10,886
2.15%, 7/15/2030	150,000	150,882
ERP Operating LP
2.85%, 11/1/2026	200,000	215,454
3.25%, 8/1/2027	45,000	49,700
Essex Portfolio LP
3.88%, 5/1/2024	200,000	215,767
3.00%, 1/15/2030	200,000	214,073
GLP Capital LP
5.38%, 11/1/2023	555,000	607,081
5.25%, 6/1/2025	200,000	226,410
5.38%, 4/15/2026	500,000	579,390
5.75%, 6/1/2028	500,000	601,670
Highwoods Realty LP
4.13%, 3/15/2028	200,000	227,548
4.20%, 4/15/2029	100,000	114,355
Host Hotels & Resorts LP
Series E,
4.00%, 6/15/2025	250,000	272,771
Hudson Pacific Properties LP
3.25%, 1/15/2030	100,000	108,353
Kilroy Realty LP
4.38%, 10/1/2025	400,000	447,585
4.25%, 8/15/2029	100,000	114,946
Kite Realty Group LP
4.00%, 10/1/2026	100,000	108,682
Life Storage LP
2.20%, 10/15/2030	200,000	201,796
LifeStorage LP
3.50%, 7/1/2026	200,000	220,728
Mid-America Apartments LP
3.95%, 3/15/2029	50,000	57,584
2.75%, 3/15/2030	150,000	159,390
National Retail Properties, Inc.
3.90%, 6/15/2024	500,000	540,489
3.50%, 10/15/2027	150,000	164,007
Omega Healthcare Investors, Inc.
4.38%, 8/1/2023	52,000	55,373
4.95%, 4/1/2024	10,000	10,900
5.25%, 1/15/2026	300,000	344,093

Investments	Principal Amount ($)	Value ($)
4.50%, 4/1/2027	500,000	564,263
3.63%, 10/1/2029	150,000	162,319
Physicians Realty LP
4.30%, 3/15/2027	200,000	229,958
Piedmont Operating Partnership LP
3.15%, 8/15/2030	100,000	103,765
Prologis LP
2.25%, 4/15/2030	200,000	207,930
Public Storage
3.09%, 9/15/2027	200,000	221,458
Realty Income Corp.
4.13%, 10/15/2026	300,000	341,484
Sabra Health Care LP
5.13%, 8/15/2026	200,000	227,461
3.90%, 10/15/2029	200,000	214,028
Simon Property Group LP
3.38%, 10/1/2024	600,000	647,631
SITE Centers Corp.
3.63%, 2/1/2025	129,000	136,782
Spirit Realty LP
4.45%, 9/15/2026	200,000	225,782
3.40%, 1/15/2030	200,000	216,438
STORE Capital Corp.
4.50%, 3/15/2028	150,000	171,980
Tanger Properties LP
3.88%, 7/15/2027	150,000	163,880
Ventas Realty LP
3.50%, 2/1/2025	50,000	53,927
4.75%, 11/15/2030	500,000	605,309
VEREIT Operating Partnership LP
4.63%, 11/1/2025	200,000	227,808
Welltower, Inc.
4.00%, 6/1/2025	200,000	221,662
Weyerhaeuser Co.
4.00%, 4/15/2030	250,000	287,248
WP Carey, Inc.
4.60%, 4/1/2024	195,000	212,838
4.00%, 2/1/2025	150,000	164,361

		18,607,809

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.
2.75%, 5/18/2024	300,000	318,504
3.00%, 5/18/2027	375,000	414,987
1.38%, 6/20/2027	300,000	304,222
Walmart, Inc.
3.40%, 6/26/2023	500,000	528,209
3.05%, 7/8/2026	300,000	329,954
3.70%, 6/26/2028	900,000	1,033,835
3.25%, 7/8/2029	42,000	47,505

		2,977,216

Food Products - 1.7%
Bunge Ltd. Finance Corp.
3.75%, 9/25/2027	200,000	223,103

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Campbell Soup Co.
4.15%, 3/15/2028	150,000	171,896
Flowers Foods, Inc.
3.50%, 10/1/2026	250,000	274,457
General Mills, Inc.
4.00%, 4/17/2025	250,000	277,330
4.20%, 4/17/2028	200,000	231,669
2.88%, 4/15/2030	300,000	322,826
J M Smucker Co. (The)
3.38%, 12/15/2027	100,000	110,904
Kellogg Co.
3.40%, 11/15/2027	300,000	333,220
McCormick & Co., Inc.
3.15%, 8/15/2024	200,000	213,932
3.40%, 8/15/2027	200,000	222,667
Mondelez International, Inc.
1.50%, 5/4/2025	400,000	409,470
2.75%, 4/13/2030	200,000	213,498
Unilever Capital Corp.
2.60%, 5/5/2024	1,200,000	1,267,349
2.90%, 5/5/2027	200,000	218,381
3.50%, 3/22/2028	600,000	679,608

		5,170,310

Gas Utilities - 0.6%
Atmos Energy Corp.
0.63%, 3/9/2023	500,000	500,140
Eastern Energy Gas Holdings LLC
Series A,
2.50%, 11/15/2024	410,000	430,436
3.60%, 12/15/2024	54,000	58,570
National Fuel Gas Co.
5.20%, 7/15/2025	200,000	226,444
5.50%, 1/15/2026	275,000	320,789
4.75%, 9/1/2028	150,000	170,834

		1,707,213

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.
2.60%, 8/15/2026	200,000	214,146
Becton Dickinson and Co.
3.70%, 6/6/2027	200,000	223,441
DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	261,701
Edwards Lifesciences Corp.
4.30%, 6/15/2028	200,000	233,577
Stryker Corp.
1.95%, 6/15/2030	100,000	101,034

		1,033,899

Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.
3.40%, 5/15/2024	250,000	267,418
3.45%, 12/15/2027	200,000	220,883
Anthem, Inc.
2.55%, 3/15/2031	500,000	524,542

Investments	Principal Amount ($)	Value ($)
Cigna Corp.
4.38%, 10/15/2028	350,000	411,794
CVS Health Corp.
4.30%, 3/25/2028	409,000	473,593
HCA, Inc.
5.25%, 6/15/2026	200,000	233,363
4.50%, 2/15/2027	67,000	76,535
4.13%, 6/15/2029	250,000	285,302
Humana, Inc.
3.85%, 10/1/2024	500,000	543,723
3.95%, 3/15/2027	300,000	339,304
Laboratory Corp. of America Holdings
3.60%, 2/1/2025	300,000	324,721
1.55%, 6/1/2026	750,000	760,353
Quest Diagnostics, Inc.
2.95%, 6/30/2030	200,000	214,939
UnitedHealth Group, Inc.
3.50%, 6/15/2023	1,000,000	1,059,198
2.38%, 8/15/2024	500,000	527,476
3.45%, 1/15/2027	1,000,000	1,119,864
2.95%, 10/15/2027	250,000	276,507
3.88%, 12/15/2028	55,000	64,070
2.00%, 5/15/2030	790,000	810,499

		8,534,084

Hotels, Restaurants & Leisure - 0.7%
Expedia Group, Inc.
3.80%, 2/15/2028	150,000	164,499
Hyatt Hotels Corp.
4.85%, 3/15/2026	200,000	224,894
Marriott International, Inc.
3.60%, 4/15/2024	150,000	160,132
Series EE, 5.75%, 5/1/2025	110,000	126,978
Series R, 3.13%, 6/15/2026	400,000	428,179
Series HH, 2.85%, 4/15/2031	150,000	153,683
McDonald’s Corp.
3.80%, 4/1/2028	150,000	171,074
2.63%, 9/1/2029	100,000	106,785
3.60%, 7/1/2030	300,000	341,677
Starbucks Corp.
2.55%, 11/15/2030	250,000	263,445

		2,141,346

Household Durables - 0.7%
DR Horton, Inc.
4.38%, 9/15/2022	200,000	206,735
2.50%, 10/15/2024	200,000	209,790
Lennar Corp.
4.75%, 11/29/2027	800,000	934,168
PulteGroup, Inc.
5.50%, 3/1/2026	500,000	586,990

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Whirlpool Corp.
4.75%, 2/26/2029	200,000	238,731

		2,176,414

Household Products - 0.7%
Church & Dwight Co., Inc.
2.88%, 10/1/2022	500,000	515,094
Clorox Co. (The)
3.10%, 10/1/2027	200,000	217,558
3.90%, 5/15/2028	50,000	57,539
Colgate-Palmolive Co.
3.25%, 3/15/2024	250,000	268,233
Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	158,809
2.70%, 2/2/2026	250,000	270,541
2.80%, 3/25/2027	185,000	201,956
3.00%, 3/25/2030	400,000	446,437

		2,136,167

Industrial Conglomerates - 1.0%
3M Co.
2.25%, 3/15/2023	520,000	536,002
3.38%, 3/1/2029	200,000	226,071
Carlisle Cos., Inc.
3.75%, 12/1/2027	200,000	224,722
Honeywell International, Inc.
1.35%, 6/1/2025	250,000	255,764
2.50%, 11/1/2026	300,000	321,383
2.70%, 8/15/2029	100,000	108,618
Roper Technologies, Inc.
3.80%, 12/15/2026	200,000	225,144
4.20%, 9/15/2028	200,000	232,637
1.75%, 2/15/2031	250,000	244,655
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	200,000	225,534
Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	250,000	275,799

		2,876,329

Insurance - 3.5%
Aflac, Inc.
3.25%, 3/17/2025	200,000	217,868
2.88%, 10/15/2026	100,000	108,757
3.60%, 4/1/2030	250,000	285,258
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	220,562
Allstate Corp. (The)
Series B, 5.75%, 8/15/2053(a)	400,000	433,780
American Equity Investment Life Holding Co.
5.00%, 6/15/2027	150,000	171,558
American Financial Group, Inc.
3.50%, 8/15/2026	200,000	219,351
American International Group, Inc.
3.90%, 4/1/2026	100,000	111,458

Investments	Principal Amount ($)	Value ($)
Series A-9,
5.75%, 4/1/2048(a)	200,000	229,000
Aon Corp.
2.20%, 11/15/2022	500,000	512,318
2.80%, 5/15/2030	250,000	267,311
Aon plc
3.88%, 12/15/2025	400,000	445,930
Assurant, Inc.
3.70%, 2/22/2030	100,000	110,581
Athene Holding Ltd.
4.13%, 1/12/2028	300,000	339,948
6.15%, 4/3/2030	250,000	320,868
AXIS Specialty Finance LLC
4.90%, 1/15/2040(a)	100,000	106,941
AXIS Specialty Finance plc
4.00%, 12/6/2027	200,000	223,707
Brown & Brown, Inc.
4.20%, 9/15/2024	200,000	219,489
2.38%, 3/15/2031	250,000	253,833
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	293,059
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	250,000	291,495
Fidelity National Financial, Inc.
5.50%, 9/1/2022	68,000	71,705
3.40%, 6/15/2030	250,000	273,444
First American Financial Corp.
4.60%, 11/15/2024	200,000	221,954
Globe Life, Inc.
4.55%, 9/15/2028	150,000	177,470
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	250,000	255,622
Kemper Corp.
2.40%, 9/30/2030	200,000	203,513
Manulife Financial Corp.
4.15%, 3/4/2026	200,000	226,641
4.06%, 2/24/2032(a)	50,000	54,977
Markel Corp.
3.35%, 9/17/2029	300,000	334,341
Marsh & McLennan Cos., Inc.
3.50%, 6/3/2024	16,000	17,232
3.50%, 3/10/2025	75,000	81,719
3.75%, 3/14/2026	75,000	83,660
4.38%, 3/15/2029	200,000	237,095
Old Republic International Corp.
4.88%, 10/1/2024	200,000	223,545
Progressive Corp. (The)
2.45%, 1/15/2027	200,000	215,649
3.20%, 3/26/2030	100,000	111,556
Prudential Financial, Inc.
5.63%, 6/15/2043(a)	150,000	160,736
5.20%, 3/15/2044(a)	10,000	10,804
5.38%, 5/15/2045(a)	500,000	552,478

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.70%, 9/15/2048(a)	500,000	591,213
3.70%, 10/1/2050(a)	100,000	105,832
RenaissanceRe Finance, Inc.
3.45%, 7/1/2027	100,000	110,468
Trinity Acquisition plc
4.40%, 3/15/2026	200,000	226,579
Willis North America, Inc.
3.60%, 5/15/2024	150,000	161,210
2.95%, 9/15/2029	250,000	264,910

		10,357,425

Interactive Media & Services - 0.2%
Alphabet, Inc.
2.00%, 8/15/2026	147,000	154,911
0.80%, 8/15/2027	85,000	83,375
Baidu, Inc.
4.38%, 3/29/2028	250,000	285,399
Weibo Corp.
3.50%, 7/5/2024	200,000	209,217

		732,902

Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd.
3.60%, 11/28/2024	1,000,000	1,083,630
3.40%, 12/6/2027	500,000	547,345
2.13%, 2/9/2031	200,000	197,949
Amazon.com, Inc.
5.20%, 12/3/2025	500,000	588,195
3.15%, 8/22/2027	300,000	333,088
eBay, Inc.
3.60%, 6/5/2027	200,000	224,525

		2,974,732

IT Services - 2.2%
Automatic Data Processing, Inc.
1.25%, 9/1/2030	200,000	193,373
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	200,000	221,355
Fidelity National Information Services, Inc.
1.65%, 3/1/2028	250,000	252,389
Fiserv, Inc.
3.50%, 7/1/2029	250,000	279,238
Global Payments, Inc.
1.20%, 3/1/2026	500,000	499,757
4.45%, 6/1/2028	160,000	186,047
International Business Machines Corp.
1.95%, 5/15/2030	250,000	251,184
Mastercard, Inc.
2.00%, 3/3/2025	850,000	891,995
2.95%, 11/21/2026	100,000	109,755
2.95%, 6/1/2029	150,000	166,295
PayPal Holdings, Inc.
1.65%, 6/1/2025	150,000	154,299
2.65%, 10/1/2026	100,000	107,736
2.85%, 10/1/2029	200,000	217,735
2.30%, 6/1/2030	50,000	52,565

Investments	Principal Amount ($)	Value ($)
VeriSign, Inc.
4.75%, 7/15/2027	500,000	531,541
Visa, Inc.
2.80%, 12/14/2022	1,100,000	1,135,268
3.15%, 12/14/2025	650,000	713,406
1.90%, 4/15/2027	275,000	287,198
Western Union Co. (The)
2.85%, 1/10/2025	350,000	371,574

		6,622,710

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.
3.88%, 7/15/2023	200,000	211,942
Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	590,000	642,438
3.20%, 8/15/2027	500,000	552,572

		1,406,952

Machinery - 0.8%
Cummins, Inc.
3.65%, 10/1/2023	100,000	106,427
1.50%, 9/1/2030	150,000	146,520
Dover Corp.
3.15%, 11/15/2025	200,000	216,206
Fortive Corp.
3.15%, 6/15/2026	100,000	109,368
Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	216,025
nVent Finance Sarl
4.55%, 4/15/2028	300,000	333,824
Otis Worldwide Corp.
2.06%, 4/5/2025	300,000	312,264
2.29%, 4/5/2027	200,000	210,727
2.57%, 2/15/2030	200,000	211,393
Parker-Hannifin Corp.
3.25%, 6/14/2029	45,000	49,670
Stanley Black & Decker, Inc.
4.00%, 3/15/2060(a)	300,000	321,750
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/2028(b)	150,000	176,065

		2,410,239

Media - 0.8%
Charter Communications Operating LLC
4.91%, 7/23/2025	500,000	567,727
4.20%, 3/15/2028	500,000	569,393
Comcast Corp.
4.15%, 10/15/2028	350,000	407,267
Fox Corp.
4.71%, 1/25/2029	600,000	709,753

		2,254,140

Metals & Mining - 0.7%
BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	300,000	322,663
Rio Tinto Finance USA Ltd.
3.75%, 6/15/2025	650,000	720,104
7.13%, 7/15/2028	200,000	273,183

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Steel Dynamics, Inc.
2.80%, 12/15/2024	100,000	105,695
Vale Overseas Ltd.
6.25%, 8/10/2026	379,000	455,425
3.75%, 7/8/2030	250,000	267,813

		2,144,883

Multiline Retail - 0.6%
Dollar General Corp.
3.88%, 4/15/2027	400,000	452,702
Dollar Tree, Inc.
4.00%, 5/15/2025	130,000	143,728
4.20%, 5/15/2028	500,000	573,374
Target Corp.
3.50%, 7/1/2024	500,000	543,859

		1,713,663

Multi-Utilities - 2.6%
Ameren Corp.
2.50%, 9/15/2024	700,000	737,761
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	100,000	106,885
4.05%, 4/15/2025	1,100,000	1,225,248
3.25%, 4/15/2028	100,000	111,540
Black Hills Corp.
3.15%, 1/15/2027	200,000	215,743
CenterPoint Energy, Inc.
4.25%, 11/1/2028	250,000	290,104
CMS Energy Corp.
3.45%, 8/15/2027	200,000	223,271
Consolidated Edison Co. of New York, Inc.
Series B, 3.13%, 11/15/2027	300,000	328,090
Dominion Energy, Inc.
3.07%, 8/15/2024(b)	700,000	745,493
Series A, 3.30%, 3/15/2025	200,000	217,269
4.25%, 6/1/2028	200,000	232,962
5.75%, 10/1/2054(a)	200,000	218,319
DTE Energy Co. Series C,
2.53%, 10/1/2024(b)	252,000	264,590
NiSource, Inc.
3.49%, 5/15/2027	500,000	556,361
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	200,000	205,683
2.88%, 6/15/2024	400,000	424,892
Sempra Energy
3.55%, 6/15/2024	200,000	215,040
3.25%, 6/15/2027	200,000	217,858
3.40%, 2/1/2028	347,000	383,862
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	300,000	312,322
WEC Energy Group, Inc.
0.55%, 9/15/2023	500,000	501,062

		7,734,355

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels - 5.1%
Canadian Natural Resources Ltd.
3.85%, 6/1/2027	400,000	443,287
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	200,000	228,678
5.13%, 6/30/2027	500,000	586,163
Cimarex Energy Co.
3.90%, 5/15/2027	260,000	289,422
4.38%, 3/15/2029	200,000	229,185
Eastern Gas Transmission & Storage, Inc.
3.60%, 12/15/2024(c)	26,000	28,200
Enable Midstream Partners LP
4.40%, 3/15/2027	250,000	278,864
4.95%, 5/15/2028	250,000	289,034
Enbridge, Inc.
3.70%, 7/15/2027	200,000	223,256
Series 16-A, 6.00%, 1/15/2077(a)	350,000	388,864
5.50%, 7/15/2077(a)	350,000	375,761
6.25%, 3/1/2078(a)	350,000	389,886
Energy Transfer LP
5.88%, 1/15/2024	700,000	773,962
4.05%, 3/15/2025	20,000	21,737
4.75%, 1/15/2026	300,000	338,559
5.50%, 6/1/2027	100,000	118,808
5.25%, 4/15/2029	250,000	298,018
3.75%, 5/15/2030	200,000	218,170
Enterprise Products Operating LLC
3.75%, 2/15/2025	700,000	765,930
4.15%, 10/16/2028	350,000	407,042
3.13%, 7/31/2029	300,000	327,055
Series D, 4.88%, 8/16/2077(a)	200,000	198,570
Series E, 5.25%, 8/16/2077(a)	200,000	207,120
5.38%, 2/15/2078(a)	350,000	361,499
Exxon Mobil Corp.
3.48%, 3/19/2030	200,000	227,724
Hess Corp.
4.30%, 4/1/2027	300,000	335,595
HollyFrontier Corp.
5.88%, 4/1/2026	200,000	231,841
Kinder Morgan, Inc.
4.30%, 3/1/2028	700,000	807,142
Magellan Midstream Partners LP
5.00%, 3/1/2026	250,000	288,446
ONEOK Partners LP
4.90%, 3/15/2025	400,000	448,544
ONEOK, Inc.
3.10%, 3/15/2030	400,000	423,423
Plains All American Pipeline LP
4.65%, 10/15/2025	500,000	561,115

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	700,000	802,053
5.88%, 6/30/2026	125,000	148,761
4.50%, 5/15/2030	250,000	292,479
Spectra Energy Partners LP
4.75%, 3/15/2024	640,000	701,768
TC PipeLines LP
4.38%, 3/13/2025	100,000	110,336
TransCanada PipeLines Ltd.
4.25%, 5/15/2028	200,000	231,276
Transcanada Trust Series 16-A,
5.87%, 8/15/2076(a)	300,000	336,375
5.30%, 3/15/2077(a)	600,000	645,285
5.50%, 9/15/2079(a)	500,000	557,125
Valero Energy Partners LP
4.50%, 3/15/2028	200,000	229,188

		15,165,546

Paper & Forest Products - 0.0%(d)
Suzano Austria GmbH
3.75%, 1/15/2031	150,000	156,458

Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	250,000	283,375
Johnson & Johnson
2.45%, 3/1/2026	500,000	535,785
2.95%, 3/3/2027	650,000	714,914
2.90%, 1/15/2028	500,000	550,955
Merck Sharp & Dohme Corp.
6.40%, 3/1/2028	150,000	192,438
Novartis Capital Corp.
3.40%, 5/6/2024	403,000	435,240
1.75%, 2/14/2025	150,000	155,302
3.00%, 11/20/2025	500,000	544,395
2.20%, 8/14/2030	200,000	210,305
Royalty Pharma plc
2.20%, 9/2/2030(c)	400,000	398,305
Zoetis, Inc.
3.25%, 2/1/2023	650,000	673,278
3.00%, 9/12/2027	145,000	158,601
3.90%, 8/20/2028	250,000	288,126

		5,141,019

Professional Services - 0.5%
Equifax, Inc.
2.60%, 12/1/2024	150,000	158,417
3.10%, 5/15/2030	250,000	272,743
IHS Markit Ltd.
4.75%, 8/1/2028	500,000	596,820
Verisk Analytics, Inc.
4.00%, 6/15/2025	250,000	277,174
4.13%, 3/15/2029	250,000	289,436

		1,594,590

Investments	Principal Amount ($)	Value ($)
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.88%, 3/1/2026	200,000	231,004

Road & Rail - 1.2%
Burlington Northern Santa Fe LLC
3.40%, 9/1/2024	500,000	541,055
3.25%, 6/15/2027	224,000	249,708
Canadian National Railway Co.
2.95%, 11/21/2024	250,000	266,906
Canadian Pacific Railway Co.
2.90%, 2/1/2025	250,000	266,407
3.70%, 2/1/2026	20,000	22,010
CSX Corp.
3.80%, 3/1/2028	100,000	113,878
4.25%, 3/15/2029	200,000	234,627
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	300,000	335,084
Norfolk Southern Corp.
3.15%, 6/1/2027	200,000	218,847
Union Pacific Corp.
3.15%, 3/1/2024	500,000	533,366
3.00%, 4/15/2027	300,000	327,467
2.38%, 5/20/2031	500,000	519,939

		3,629,294

Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.
3.50%, 12/5/2026	405,000	450,665
Broadcom Corp.
3.88%, 1/15/2027	900,000	998,416
Broadcom, Inc.
4.25%, 4/15/2026	500,000	561,778
3.46%, 9/15/2026	500,000	546,255
4.11%, 9/15/2028	775,000	874,552
4.75%, 4/15/2029	510,000	599,078
5.00%, 4/15/2030	300,000	358,279
4.15%, 11/15/2030	350,000	396,866
2.45%, 2/15/2031(c)	400,000	398,327
Intel Corp.
2.45%, 11/15/2029	250,000	263,792
KLA Corp.
4.65%, 11/1/2024	200,000	223,514
Maxim Integrated Products, Inc.
3.45%, 6/15/2027	200,000	223,153
Micron Technology, Inc.
2.50%, 4/24/2023	250,000	257,860
4.19%, 2/15/2027	500,000	567,693
4.66%, 2/15/2030	200,000	235,114
NXP BV
5.55%, 12/1/2028(c)	500,000	619,883
QUALCOMM, Inc.
3.25%, 5/20/2027	200,000	221,320

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Texas Instruments, Inc.
1.38%, 3/12/2025	200,000	204,951
2.90%, 11/3/2027	250,000	274,517

		8,276,013

Software - 2.6%
Adobe, Inc.
3.25%, 2/1/2025	250,000	270,900
2.30%, 2/1/2030	250,000	262,860
Autodesk, Inc.
3.50%, 6/15/2027	200,000	223,199
CA, Inc.
4.70%, 3/15/2027	200,000	226,214
Citrix Systems, Inc.
4.50%, 12/1/2027	200,000	228,849
Intuit, Inc.
1.35%, 7/15/2027	300,000	303,372
Microsoft Corp.
3.63%, 12/15/2023	375,000	402,000
2.70%, 2/12/2025	640,000	686,957
3.13%, 11/3/2025	500,000	547,806
2.40%, 8/8/2026	100,000	107,092
3.30%, 2/6/2027	615,000	687,568
Oracle Corp.
2.50%, 4/1/2025	500,000	526,502
1.65%, 3/25/2026	500,000	509,631
2.65%, 7/15/2026	400,000	424,601
2.80%, 4/1/2027	500,000	535,113
3.25%, 11/15/2027	800,000	875,108
2.30%, 3/25/2028	500,000	519,162
2.88%, 3/25/2031	300,000	316,815

		7,653,749

Specialty Retail - 1.9%
Advance Auto Parts, Inc.
1.75%, 10/1/2027	60,000	60,411
AutoZone, Inc.
3.25%, 4/15/2025	540,000	584,709
3.13%, 4/21/2026	125,000	136,710
3.75%, 6/1/2027	250,000	281,354
Home Depot, Inc. (The)
3.35%, 9/15/2025	3,000	3,302
3.00%, 4/1/2026	330,000	362,019
2.13%, 9/15/2026	500,000	528,608
2.50%, 4/15/2027	200,000	214,923
2.80%, 9/14/2027	450,000	492,126
3.90%, 12/6/2028	60,000	70,024
Lowe’s Cos., Inc.
4.00%, 4/15/2025	100,000	110,857
3.38%, 9/15/2025	600,000	657,766
2.50%, 4/15/2026	300,000	319,835
3.10%, 5/3/2027	500,000	550,426
1.30%, 4/15/2028	250,000	246,854
2.63%, 4/1/2031	500,000	525,817

Investments	Principal Amount ($)	Value ($)
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	333,245
3.60%, 9/1/2027	200,000	226,388

		5,705,374

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.
2.40%, 5/3/2023	2,300,000	2,386,060
3.45%, 5/6/2024	865,000	934,942
3.20%, 5/13/2025	300,000	327,416
3.25%, 2/23/2026	518,000	569,576
2.05%, 9/11/2026	250,000	262,788
3.35%, 2/9/2027	830,000	926,024
3.20%, 5/11/2027	625,000	693,922
2.90%, 9/12/2027	500,000	547,851
3.00%, 11/13/2027	1,500,000	1,650,883
Dell International LLC
5.30%, 10/1/2029	250,000	306,348
HP, Inc.
4.05%, 9/15/2022	200,000	208,118
1.45%, 6/17/2026(c)	500,000	500,014
3.00%, 6/17/2027	400,000	432,146
NetApp, Inc.
1.88%, 6/22/2025	200,000	206,669

		9,952,757

Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.
4.13%, 7/15/2027	500,000	546,668

Tobacco - 1.8%
Altria Group, Inc.
4.40%, 2/14/2026	250,000	284,190
4.80%, 2/14/2029	500,000	585,281
3.40%, 5/6/2030	300,000	323,613
BAT Capital Corp.
3.22%, 8/15/2024	500,000	531,048
3.56%, 8/15/2027	1,000,000	1,082,967
2.73%, 3/25/2031	400,000	403,108
Philip Morris International, Inc.
2.88%, 5/1/2024	500,000	531,125
1.50%, 5/1/2025	473,000	484,250
2.75%, 2/25/2026	500,000	537,431
0.88%, 5/1/2026	500,000	496,613
Reynolds American, Inc.
4.45%, 6/12/2025	200,000	222,421

		5,482,047

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.00%, 9/15/2023	205,000	214,350
Aircastle Ltd.
4.40%, 9/25/2023	750,000	802,687
4.25%, 6/15/2026	200,000	220,101

		1,237,138

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Water Utilities - 0.1%
American Water Capital Corp.
2.95%, 9/1/2027	200,000	220,058

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
3.88%, 4/15/2030	400,000	453,008

TOTAL CORPORATE BONDS (Cost $289,378,530)		295,946,110

Total Investments - 98.8% (Cost $289,378,530)		295,946,110
Other assets less liabilities - 1.2%		3,452,323

Net Assets - 100.0%		299,398,433

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2021.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.4%

Aerospace & Defense - 1.3%
Boeing Co. (The)
5.81%, 5/1/2050	150,000	203,775
L3Harris Technologies, Inc.
5.05%, 4/27/2045	20,000	26,835
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	135,614
4.09%, 9/15/2052	125,000	159,726
Northrop Grumman Corp.
5.25%, 5/1/2050	100,000	144,040
Precision Castparts Corp.
3.90%, 1/15/2043	100,000	117,541

		787,531

Auto Components - 0.4%
Aptiv plc
5.40%, 3/15/2049	50,000	69,957
BorgWarner, Inc.
4.38%, 3/15/2045	50,000	59,109
Lear Corp.
5.25%, 5/15/2049	75,000	96,305

		225,371

Automobiles - 0.4%
General Motors Co.
6.25%, 10/2/2043	100,000	139,524
5.95%, 4/1/2049	50,000	68,540

		208,064

Banks - 8.5%
Bank of America Corp.
4.24%, 4/24/2038(a)	230,000	275,187
7.75%, 5/14/2038	200,000	322,113
4.33%, 3/15/2050(a)	100,000	125,101
4.08%, 3/20/2051(a)	250,000	303,103
Citigroup, Inc.
3.88%, 1/24/2039(a)	100,000	116,686
5.88%, 1/30/2042	135,000	197,187
6.68%, 9/13/2043	150,000	234,510
4.75%, 5/18/2046	135,000	173,902
4.65%, 7/23/2048	195,000	258,766
Cooperatieve Rabobank UA
5.25%, 5/24/2041	100,000	140,902
Fifth Third Bancorp
8.25%, 3/1/2038	125,000	211,862
HSBC Holdings plc
6.50%, 5/2/2036	200,000	278,327
5.25%, 3/14/2044	200,000	264,517
JPMorgan Chase & Co.
6.40%, 5/15/2038	35,000	52,003
3.11%, 4/22/2041(a)	100,000	106,452

Investments	Principal Amount ($)	Value ($)
2.53%, 11/19/2041(a)	65,000	63,609
4.95%, 6/1/2045	50,000	67,182
3.11%, 4/22/2051(a)	125,000	130,628
Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	240,738
Regions Financial Corp.
7.38%, 12/10/2037	100,000	155,735
Wachovia Corp.
5.50%, 8/1/2035	300,000	396,996
Wells Fargo & Co.
3.07%, 4/30/2041(a)	200,000	209,789
5.38%, 11/2/2043	265,000	361,789
5.61%, 1/15/2044	100,000	139,942
5.01%, 4/4/2051(a)	100,000	139,537

		4,966,563

Beverages - 2.4%
Anheuser-Busch Cos. LLC
4.90%, 2/1/2046	50,000	64,167
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048	25,000	31,145
5.55%, 1/23/2049	50,000	70,363
4.50%, 6/1/2050	200,000	248,778
5.80%, 1/23/2059	100,000	148,752
Coca-Cola Co. (The)
3.00%, 3/5/2051	100,000	108,430
Coca-Cola Femsa SAB de CV
5.25%, 11/26/2043	150,000	206,563
Constellation Brands, Inc.
5.25%, 11/15/2048	75,000	103,273
3.75%, 5/1/2050	100,000	113,963
Keurig Dr Pepper, Inc.
5.09%, 5/25/2048	100,000	135,236
PepsiCo, Inc.
3.63%, 3/19/2050	150,000	180,035

		1,410,705

Biotechnology - 3.8%
AbbVie, Inc.
4.70%, 5/14/2045	100,000	126,948
4.45%, 5/14/2046	150,000	185,528
4.25%, 11/21/2049	100,000	122,852
Amgen, Inc.
5.15%, 11/15/2041	228,000	306,743
4.40%, 5/1/2045	200,000	249,831
4.56%, 6/15/2048	100,000	129,675
3.38%, 2/21/2050	100,000	109,266
4.66%, 6/15/2051	125,000	165,531
2.77%, 9/1/2053	137,000	133,497
Biogen, Inc.
3.25%, 2/15/2051(b)	49,000	49,517
Gilead Sciences, Inc.
4.80%, 4/1/2044	150,000	195,592

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.75%, 3/1/2046	300,000	391,074
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	100,000	94,273

		2,260,327

Building Products - 0.3%
Johnson Controls International plc
4.95%, 7/2/2064(c)	50,000	69,963
Masco Corp.
4.50%, 5/15/2047	50,000	61,600
Owens Corning
4.40%, 1/30/2048	50,000	60,279

		191,842

Capital Markets - 2.2%
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	100,000	148,031
4.02%, 10/31/2038(a)	130,000	154,361
4.75%, 10/21/2045	85,000	112,971
Jefferies Group LLC
6.50%, 1/20/2043	100,000	141,010
Legg Mason, Inc.
5.63%, 1/15/2044	75,000	107,257
Moody’s Corp.
5.25%, 7/15/2044	100,000	138,201
4.88%, 12/17/2048	50,000	67,442
Morgan Stanley
6.38%, 7/24/2042	75,000	116,363
4.30%, 1/27/2045	60,000	75,028
Nasdaq, Inc.
3.25%, 4/28/2050	100,000	103,012
Raymond James Financial, Inc.
4.95%, 7/15/2046	45,000	59,032
S&P Global, Inc.
2.30%, 8/15/2060	100,000	89,008

		1,311,716

Chemicals - 1.5%
Albemarle Corp.
5.45%, 12/1/2044	50,000	65,939
Dow Chemical Co. (The)
9.40%, 5/15/2039	100,000	181,141
FMC Corp.
4.50%, 10/1/2049	50,000	61,804
LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	127,864
RPM International, Inc.
4.25%, 1/15/2048	50,000	56,410
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	145,000	184,335
3.80%, 8/15/2049	100,000	116,877
3.30%, 5/15/2050	50,000	54,945

		849,315

Commercial Services & Supplies - 0.4%
Republic Services, Inc.
6.20%, 3/1/2040	150,000	221,267

Investments	Principal Amount ($)	Value ($)
Communications Equipment - 0.9%
Cisco Systems, Inc.
5.90%, 2/15/2039	185,000	269,401
5.50%, 1/15/2040	200,000	283,338

		552,739

Construction & Engineering - 0.2%
Valmont Industries, Inc.
5.00%, 10/1/2044	100,000	124,202

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	50,000	59,725

Diversified Telecommunication Services - 4.7%
AT&T, Inc.
6.25%, 3/29/2041	50,000	71,020
4.50%, 3/9/2048	100,000	119,941
5.15%, 2/15/2050	100,000	130,606
3.65%, 6/1/2051	200,000	212,409
3.30%, 2/1/2052	50,000	49,969
3.80%, 12/1/2057(b)	482,000	513,254
Bell Canada
4.30%, 7/29/2049	25,000	30,780
Bell Canada (The)
4.46%, 4/1/2048	150,000	188,022
Telefonica Emisiones SA
5.52%, 3/1/2049	150,000	198,186
TELUS Corp.
4.30%, 6/15/2049	50,000	62,033
Verizon Communications, Inc.
4.27%, 1/15/2036	339,000	407,655
4.52%, 9/15/2048	100,000	126,486
4.00%, 3/22/2050	300,000	351,806
2.88%, 11/20/2050	100,000	97,543
3.55%, 3/22/2051	200,000	218,070

		2,777,780

Electric Utilities - 5.6%
American Electric Power Co., Inc.
3.25%, 3/1/2050	150,000	157,428
Appalachian Power Co.
7.00%, 4/1/2038	100,000	152,958
Duke Energy Corp.
3.75%, 9/1/2046	250,000	275,151
Emera US Finance LP
4.75%, 6/15/2046	150,000	182,318
Georgia Power Co.
Series 10-C, 4.75%, 9/1/2040	200,000	250,881
4.30%, 3/15/2042	100,000	119,769
Series B, 3.70%, 1/30/2050	100,000	112,373
International Transmission Co.
4.63%, 8/15/2043	100,000	129,696

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Interstate Power and Light Co.
6.25%, 7/15/2039	150,000	217,809
MidAmerican Energy Co.
4.25%, 7/15/2049	100,000	128,270
Pacific Gas and Electric Co.
4.95%, 7/1/2050	50,000	51,740
PacifiCorp
6.25%, 10/15/2037	100,000	144,477
Southern California Edison Co.
4.50%, 9/1/2040	125,000	146,279
4.65%, 10/1/2043	100,000	115,791
4.00%, 4/1/2047	175,000	185,660
Southern Co. (The)
4.40%, 7/1/2046	150,000	181,028
Tampa Electric Co.
6.15%, 5/15/2037	100,000	142,446
Tucson Electric Power Co.
4.00%, 6/15/2050	100,000	121,963
Virginia Electric and Power Co.
8.88%, 11/15/2038	200,000	362,720
Wisconsin Public Service Corp.
4.75%, 11/1/2044	100,000	132,379

		3,311,136

Electrical Equipment - 0.1%
Emerson Electric Co.
5.25%, 11/15/2039	50,000	68,560

Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc.
4.75%, 3/15/2042	45,000	57,506
4.38%, 11/15/2057	125,000	152,800
5.45%, 11/15/2079	100,000	145,851
Tyco Electronics Group SA
7.13%, 10/1/2037	100,000	155,517

		511,674

Energy Equipment & Services - 0.1%
Halliburton Co.
7.45%, 9/15/2039	50,000	73,764

Entertainment - 0.3%
Activision Blizzard, Inc.
2.50%, 9/15/2050	130,000	118,839
Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	50,045

		168,884

Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	100,000	99,595
4.00%, 2/1/2050	100,000	119,117
American Tower Corp.
3.10%, 6/15/2050	150,000	151,702
Crown Castle International Corp.
4.15%, 7/1/2050	100,000	117,199
3.25%, 1/15/2051	100,000	102,480

Investments	Principal Amount ($)	Value ($)
Kimco Realty Corp.
3.70%, 10/1/2049	50,000	55,680
National Retail Properties, Inc.
3.50%, 4/15/2051	150,000	162,245
Regency Centers LP
4.40%, 2/1/2047	50,000	60,322
Ventas Realty LP
5.70%, 9/30/2043	50,000	68,033
Welltower, Inc.
4.95%, 9/1/2048	50,000	65,212
Weyerhaeuser Co.
7.38%, 3/15/2032	50,000	72,777

		1,074,362

Food Products - 1.0%
Campbell Soup Co.
3.13%, 4/24/2050	100,000	99,513
Conagra Brands, Inc.
5.30%, 11/1/2038	100,000	129,262
J M Smucker Co. (The)
3.55%, 3/15/2050	50,000	56,404
Mondelez International, Inc.
2.63%, 9/4/2050	50,000	48,055
Tyson Foods, Inc.
5.10%, 9/28/2048	200,000	270,142

		603,376

Gas Utilities - 0.7%
Atmos Energy Corp.
5.50%, 6/15/2041	100,000	138,582
4.13%, 10/15/2044	115,000	139,462
4.30%, 10/1/2048	100,000	126,279

		404,323

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.
3.79%, 5/20/2050	150,000	171,889
DH Europe Finance II Sarl
3.40%, 11/15/2049	50,000	56,272

		228,161

Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.
4.30%, 12/15/2047	75,000	89,254
Anthem, Inc.
4.55%, 3/1/2048	100,000	128,488
Cardinal Health, Inc.
4.37%, 6/15/2047	150,000	174,340
CVS Health Corp.
5.05%, 3/25/2048	150,000	200,034
HCA, Inc.
5.50%, 6/15/2047	100,000	133,759
Humana, Inc.
8.15%, 6/15/2038	25,000	40,705
4.95%, 10/1/2044	115,000	151,735
3.95%, 8/15/2049	100,000	117,300
Laboratory Corp. of America Holdings
4.70%, 2/1/2045	100,000	125,220

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
5.95%, 2/15/2041	200,000	295,966
4.75%, 7/15/2045	100,000	134,546
3.70%, 8/15/2049	75,000	88,476
3.88%, 8/15/2059	100,000	123,150
3.13%, 5/15/2060	125,000	133,918

		1,936,891

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.
4.88%, 7/15/2040	50,000	64,422
4.88%, 12/9/2045	125,000	165,201
4.45%, 3/1/2047	200,000	251,580
4.45%, 9/1/2048	100,000	127,337
4.20%, 4/1/2050	100,000	123,536
Starbucks Corp.
4.50%, 11/15/2048	100,000	128,295
3.50%, 11/15/2050	200,000	222,163

		1,082,534

Household Products - 0.3%
Church & Dwight Co., Inc.
3.95%, 8/1/2047	50,000	60,375
Kimberly-Clark Corp.
5.30%, 3/1/2041	100,000	139,236

		199,611

Independent Power and Renewable Electricity Producers - 0.3%
Exelon Generation Co. LLC
5.60%, 6/15/2042	100,000	120,535
Southern Power Co.
5.15%, 9/15/2041	50,000	62,503

		183,038

Industrial Conglomerates - 0.6%
3M Co.
5.70%, 3/15/2037	100,000	141,404
Honeywell International, Inc.
5.70%, 3/15/2036	100,000	138,625
Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	50,000	64,250

		344,279

Insurance - 5.5%
Aflac, Inc.
6.45%, 8/15/2040	50,000	74,570
4.75%, 1/15/2049	50,000	67,582
Alleghany Corp.
4.90%, 9/15/2044	75,000	97,938
Allstate Corp. (The)
4.20%, 12/15/2046	50,000	63,075
6.50%, 5/15/2057(a)	15,000	20,055
American International Group, Inc.
3.88%, 1/15/2035	110,000	126,965
Aon Corp.
6.25%, 9/30/2040	50,000	73,931
Aon plc
4.60%, 6/14/2044	55,000	71,005
4.75%, 5/15/2045	100,000	132,024

Investments	Principal Amount ($)	Value ($)
Arch Capital Group Ltd.
7.35%, 5/1/2034	200,000	301,544
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	115,000	169,240
4.25%, 1/15/2049	150,000	191,096
2.85%, 10/15/2050	50,000	51,306
Brighthouse Financial, Inc.
4.70%, 6/22/2047	50,000	56,292
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	100,000	110,123
Hartford Financial Services Group, Inc. (The)
3.60%, 8/19/2049	100,000	111,771
Manulife Financial Corp.
5.38%, 3/4/2046	30,000	42,892
Markel Corp.
5.00%, 4/5/2046	100,000	131,705
4.15%, 9/17/2050	125,000	148,920
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039	100,000	130,892
4.90%, 3/15/2049	100,000	137,908
MetLife, Inc.
6.40%, 12/15/2036	60,000	77,085
4.13%, 8/13/2042	150,000	184,332
Progressive Corp. (The)
4.13%, 4/15/2047	100,000	126,165
Prudential Financial, Inc.
3.70%, 3/13/2051	50,000	58,569
Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	32,160
W R Berkley Corp.
6.25%, 2/15/2037	100,000	134,454
4.75%, 8/1/2044	100,000	128,853
Willis North America, Inc.
5.05%, 9/15/2048	100,000	133,200
3.88%, 9/15/2049	50,000	57,143

		3,242,795

Interactive Media & Services - 0.1%
Alphabet, Inc.
2.25%, 8/15/2060	75,000	68,191

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd.
4.00%, 12/6/2037	200,000	224,640
2.70%, 2/9/2041	200,000	192,127
4.20%, 12/6/2047	225,000	264,249
4.40%, 12/6/2057	50,000	60,668
Amazon.com, Inc.
4.25%, 8/22/2057	165,000	216,096
2.70%, 6/3/2060	100,000	98,305
eBay, Inc.
4.00%, 7/15/2042	85,000	97,560

		1,153,645

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
IT Services - 1.2%
Global Payments, Inc.
4.15%, 8/15/2049	100,000	117,913
International Business Machines Corp.
4.25%, 5/15/2049	100,000	125,896
Mastercard, Inc.
3.65%, 6/1/2049	100,000	119,483
Visa, Inc.
4.30%, 12/14/2045	170,000	220,707
Western Union Co. (The)
6.20%, 6/21/2040	100,000	126,947

		710,946

Leisure Products - 0.1%
Hasbro, Inc.
6.35%, 3/15/2040	50,000	71,236

Machinery - 0.4%
Dover Corp.
5.38%, 3/1/2041	100,000	133,870
Fortive Corp.
4.30%, 6/15/2046	25,000	30,484
Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	30,450
Otis Worldwide Corp.
3.11%, 2/15/2040	50,000	52,785

		247,589

Media - 3.9%
Charter Communications Operating LLC
3.50%, 6/1/2041	250,000	255,316
6.48%, 10/23/2045	100,000	140,908
5.75%, 4/1/2048	400,000	517,536
3.70%, 4/1/2051	250,000	253,353
Comcast Corp.
4.70%, 10/15/2048	100,000	131,446
Fox Corp.
5.48%, 1/25/2039	100,000	131,013
5.58%, 1/25/2049	150,000	207,226
Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/2048	50,000	68,731
Time Warner Cable LLC
7.30%, 7/1/2038	200,000	293,934
6.75%, 6/15/2039	100,000	142,291
5.88%, 11/15/2040	100,000	131,039

		2,272,793

Metals & Mining - 4.2%
Barrick Gold Corp.
5.25%, 4/1/2042	150,000	200,753
Barrick North America Finance LLC
5.70%, 5/30/2041	150,000	209,566
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039	80,000	112,758
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	50,000	62,468
5.00%, 9/30/2043	95,000	133,055

Investments	Principal Amount ($)	Value ($)
Newmont Corp.
5.88%, 4/1/2035	100,000	136,554
4.88%, 3/15/2042	100,000	130,024
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	75,000	104,453
Southern Copper Corp.
7.50%, 7/27/2035	200,000	286,758
6.75%, 4/16/2040	50,000	69,676
5.88%, 4/23/2045	250,000	339,906
Teck Resources Ltd.
6.25%, 7/15/2041	50,000	67,438
Vale Overseas Ltd.
6.88%, 11/21/2036	150,000	209,476
6.88%, 11/10/2039	200,000	283,252
Vale SA
5.63%, 9/11/2042	100,000	127,789

		2,473,926

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 4/3/2050	50,000	60,253

Multi-Utilities - 5.0%
Ameren Illinois Co.
4.80%, 12/15/2043	100,000	132,415
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	200,000	286,542
4.45%, 1/15/2049	100,000	128,587
4.25%, 10/15/2050	150,000	188,642
2.85%, 5/15/2051	200,000	200,048
CMS Energy Corp.
4.88%, 3/1/2044	100,000	130,351
Consolidated Edison Co. of New York, Inc. Series
09-C, 5.50%, 12/1/2039	300,000	408,699
4.45%, 3/15/2044	100,000	123,291
4.63%, 12/1/2054	200,000	258,630
4.50%, 5/15/2058	130,000	164,504
Dominion Energy, Inc. Series A,
4.60%, 3/15/2049	100,000	129,918
NiSource, Inc.
5.25%, 2/15/2043	150,000	200,720
5.65%, 2/1/2045	150,000	210,891
Sempra Energy
6.00%, 10/15/2039	100,000	142,765
4.00%, 2/1/2048	100,000	115,227
Southern Co. Gas Capital Corp.
3.95%, 10/1/2046	84,000	96,386

		2,917,616

Oil, Gas & Consumable Fuels - 10.8%
Canadian Natural Resources Ltd.
6.50%, 2/15/2037	100,000	136,447
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045	50,000	70,132

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044(b)	100,000	121,380
Enable Midstream Partners LP 5.00%, 5/15/2044(c)	50,000	55,299
Enbridge Energy Partners LP 5.50%, 9/15/2040	150,000	199,931
Enbridge, Inc. 5.50%, 12/1/2046	25,000	34,240
4.00%, 11/15/2049	150,000	172,011
Energy Transfer LP 5.80%, 6/15/2038	100,000	124,446
6.50%, 2/1/2042	200,000	263,731
6.13%, 12/15/2045	100,000	128,674
6.00%, 6/15/2048	300,000	382,510
6.25%, 4/15/2049	200,000	264,098
Enterprise Products Operating LLC 5.95%, 2/1/2041	180,000	253,830
4.45%, 2/15/2043	300,000	362,147
4.85%, 3/15/2044	230,000	288,361
4.25%, 2/15/2048	85,000	100,583
3.95%, 1/31/2060	150,000	169,243
Exxon Mobil Corp. 4.33%, 3/19/2050	50,000	63,377
Hess Corp. 5.80%, 4/1/2047	100,000	130,589
Kinder Morgan Energy Partners LP 6.95%, 1/15/2038	100,000	144,874
6.38%, 3/1/2041	200,000	280,903
5.50%, 3/1/2044	250,000	322,820
Kinder Morgan, Inc. 5.55%, 6/1/2045	125,000	164,687
5.20%, 3/1/2048	100,000	128,393
3.60%, 2/15/2051	100,000	104,743
Magellan Midstream Partners LP 5.15%, 10/15/2043	15,000	19,121
4.20%, 10/3/2047	145,000	164,309
4.85%, 2/1/2049	100,000	123,699
3.95%, 3/1/2050	100,000	110,297
Marathon Oil Corp. 5.20%, 6/1/2045	150,000	180,275
ONEOK Partners LP 6.13%, 2/1/2041	100,000	131,447
ONEOK, Inc. 7.15%, 1/15/2051	100,000	149,590
Phillips 66 Partners LP 4.90%, 10/1/2046	75,000	89,288
Plains All American Pipeline LP 5.15%, 6/1/2042	185,000	210,250
4.70%, 6/15/2044	100,000	107,538
Spectra Energy Partners LP 5.95%, 9/25/2043	100,000	141,244
TransCanada PipeLines Ltd. 7.63%, 1/15/2039	150,000	238,729

Investments	Principal Amount ($)	Value ($)
5.10%, 3/15/2049	100,000	133,789
Williams Cos., Inc. (The) 5.40%, 3/4/2044	50,000	64,449

		6,331,474

Paper & Forest Products - 0.1%
Domtar Corp. 6.75%, 2/15/2044	50,000	55,665

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) 3.70%, 8/15/2042	100,000	114,904

Pharmaceuticals - 1.5%
Eli Lilly and Co. 4.15%, 3/15/2059	100,000	131,649
Johnson & Johnson 5.85%, 7/15/2038	150,000	224,127
3.70%, 3/1/2046	55,000	67,080
Novartis Capital Corp. 4.40%, 5/6/2044	120,000	157,142
Pfizer, Inc. 7.20%, 3/15/2039	100,000	165,489
Royalty Pharma plc 3.55%, 9/2/2050(b)	50,000	50,787
Zoetis, Inc. 3.00%, 5/15/2050	100,000	106,113

		902,387

Professional Services - 0.2%
Equifax, Inc. 7.00%, 7/1/2037	50,000	72,284
Verisk Analytics, Inc. 3.63%, 5/15/2050	50,000	55,049

		127,333

Road & Rail - 3.8%
Burlington Northern Santa Fe LLC 4.90%, 4/1/2044	300,000	408,613
3.90%, 8/1/2046	300,000	359,109
Canadian National Railway Co. 6.38%, 11/15/2037	50,000	73,912
3.65%, 2/3/2048	100,000	114,396
Canadian Pacific Railway Co. 6.13%, 9/15/2115	100,000	159,642
CSX Corp. 4.30%, 3/1/2048 4.50%, 8/1/2054	200,000 50,000	250,129 65,058
Kansas City Southern 4.30%, 5/15/2043	100,000	120,747
4.20%, 11/15/2069	50,000	59,014
Norfolk Southern Corp. 5.10%, 8/1/2118	50,000	69,058
Union Pacific Corp. 3.84%, 3/20/2060	75,000	88,343
4.10%, 9/15/2067	200,000	243,635

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.75%, 2/5/2070	200,000	229,606

		2,241,262

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc. 3.50%, 2/15/2041(b)	300,000	311,601
3.75%, 2/15/2051(b)	100,000	105,732
Intel Corp. 4.75%, 3/25/2050	150,000	201,011
KLA Corp. 3.30%, 3/1/2050	100,000	108,687
Texas Instruments, Inc. 4.15%, 5/15/2048	100,000	129,833

		856,864

Software - 2.9%
Microsoft Corp. 2.92%, 3/17/2052	100,000	108,059
2.68%, 6/1/2060	56,000	56,637
3.04%, 3/17/2062	269,000	295,458
Oracle Corp. 6.13%, 7/8/2039	105,000	146,657
3.65%, 3/25/2041	200,000	216,791
4.13%, 5/15/2045	225,000	253,980
3.60%, 4/1/2050	200,000	209,280
4.38%, 5/15/2055	215,000	251,963
3.85%, 4/1/2060	125,000	134,188

		1,673,013

Specialty Retail - 2.6%
Home Depot, Inc. (The) 5.88%, 12/16/2036	200,000	290,915
5.95%, 4/1/2041	100,000	148,052
4.88%, 2/15/2044	75,000	101,533
4.50%, 12/6/2048	300,000	401,745
Lowe’s Cos., Inc. 4.05%, 5/3/2047	200,000	236,602
4.55%, 4/5/2049	150,000	192,202
5.13%, 4/15/2050	100,000	139,216

		1,510,265

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc. 4.38%, 5/13/2045	100,000	128,229
4.65%, 2/23/2046	190,000	255,473
2.95%, 9/11/2049	100,000	105,561
2.55%, 8/20/2060	100,000	94,529
2.80%, 2/8/2061	100,000	99,716
Dell International LLC 8.35%, 7/15/2046	50,000	83,073
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045(c)	150,000	207,966
HP, Inc. 6.00%, 9/15/2041	100,000	131,799

		1,106,346

Investments	Principal Amount ($)	Value ($)
Tobacco - 5.5%
Altria Group, Inc. 5.80%, 2/14/2039	300,000	377,059
4.25%, 8/9/2042	140,000	149,506
4.50%, 5/2/2043	100,000	109,600
5.38%, 1/31/2044	125,000	152,658
5.95%, 2/14/2049	250,000	326,074
3.70%, 2/4/2051	100,000	97,874
BAT Capital Corp. 4.39%, 8/15/2037	150,000	165,062
3.73%, 9/25/2040	250,000	251,390
4.54%, 8/15/2047	200,000	216,371
4.76%, 9/6/2049	200,000	221,515
Philip Morris International, Inc. 6.38%, 5/16/2038	50,000	72,759
4.13%, 3/4/2043	330,000	383,241
4.25%, 11/10/2044	350,000	418,881
Reynolds American, Inc. 6.15%, 9/15/2043	100,000	127,854
5.85%, 8/15/2045	150,000	187,639

		3,257,483

Trading Companies & Distributors - 0.2%
WW Grainger, Inc. 4.60%, 6/15/2045	100,000	132,740

Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.30%, 2/15/2048	100,000	117,844
4.35%, 5/1/2049	100,000	118,946

		236,790

TOTAL CORPORATE BONDS (Cost $54,842,558)		57,903,256

Total Investments - 98.4% (Cost $54,842,558)		57,903,256
Other assets less liabilities - 1.6%		925,429

Net Assets - 100.0%		58,828,685

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2021.

Percentages	shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.6%

Aerospace & Defense - 2.6%
BWX Technologies, Inc. 4.13%, 6/30/2028(a)	200,000	205,458
4.13%, 4/15/2029(a)	250,000	256,250
F-Brasile SpA
Series NR, 7.38%, 8/15/2026(a)	320,000	331,600
Series XR, 7.38%, 8/15/2026(a)	200,000	207,250
Howmet Aerospace, Inc. 5.95%, 2/1/2037	50,000	63,481
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025(a)	100,000	104,702
Spirit AeroSystems, Inc. 3.95%, 6/15/2023	190,000	193,448
7.50%, 4/15/2025(a)	580,000	616,250
TransDigm UK Holdings plc 6.88%, 5/15/2026	105,000	111,119
TransDigm, Inc. 8.00%, 12/15/2025(a)	495,000	532,137
6.25%, 3/15/2026(a)	2,035,000	2,139,579
6.38%, 6/15/2026	1,305,000	1,349,044
7.50%, 3/15/2027	195,000	206,876
5.50%, 11/15/2027	1,875,000	1,938,281
4.63%, 1/15/2029(a)	420,000	419,492
4.88%, 5/1/2029(a)	765,000	768,121
Triumph Group, Inc. 8.88%, 6/1/2024(a)	235,000	260,558
6.25%, 9/15/2024(a)	315,000	317,827

		10,021,473

Air Freight & Logistics - 0.2%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028(a)	100,000	102,450
Western Global Airlines LLC 10.38%, 8/15/2025(a)	265,000	299,420
XPO Logistics, Inc. 6.75%, 8/15/2024(a)	445,000	463,063

		864,933

Airlines - 0.7%
American Airlines, Inc. 11.75%, 7/15/2025(a)	1,795,000	2,245,994
5.50%, 4/20/2026(a)	475,000	497,562

		2,743,556

Auto Components - 1.7%
Allison Transmission, Inc. 4.75%, 10/1/2027(a)	100,000	104,596
5.88%, 6/1/2029(a)	295,000	323,171

Investments	Principal Amount ($)	Value ($)
3.75%, 1/30/2031(a)	185,000	184,339
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	160,000	174,197
Clarios Global LP 6.25%, 5/15/2026(a)	466,000	493,378
8.50%, 5/15/2027(a)	885,000	956,906
Dealer Tire LLC 8.00%, 2/1/2028(a)	500,000	540,102
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029(a)	275,000	289,681
5.25%, 7/15/2031(a)	305,000	322,176
Icahn Enterprises LP 5.25%, 5/15/2027	930,000	978,825
4.38%, 2/1/2029	95,000	96,508
IHO Verwaltungs GmbH 6.00%, 5/15/2027(a)(b)	215,000	224,750
6.38%, 5/15/2029(a)(b)	400,000	435,151
Patrick Industries, Inc. 7.50%, 10/15/2027(a)	75,000	81,707
4.75%, 5/1/2029(a)	100,000	102,204
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029(a)	690,000	714,253
Wheel Pros, Inc. 6.50%, 5/15/2029(a)	365,000	371,362

		6,393,306

Automobiles - 2.3%
Ford Motor Co. 9.00%, 4/22/2025	1,380,000	1,700,436
4.35%, 12/8/2026	670,000	724,856
6.63%, 10/1/2028	225,000	270,450
6.38%, 2/1/2029	150,000	174,549
9.63%, 4/22/2030	750,000	1,083,930
7.45%, 7/16/2031	857,000	1,136,001
8.90%, 1/15/2032	95,000	131,626
4.75%, 1/15/2043	381,000	418,763
5.29%, 12/8/2046	400,000	458,834
9.98%, 2/15/2047	215,000	335,035
Jaguar Land Rover Automotive plc 7.75%, 10/15/2025(a)	340,000	369,985
5.88%, 1/15/2028(a)	725,000	751,390
5.50%, 7/15/2029(a)	555,000	555,782
PM General Purchaser LLC 9.50%, 10/1/2028(a)	600,000	630,840
Winnebago Industries, Inc. 6.25%, 7/15/2028(a)	100,000	107,857

		8,850,334

Banks - 1.0%
Intesa Sanpaolo SpA 4.95%, 6/1/2042(a)	200,000	208,219

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
UniCredit SpA 5.86%, 6/19/2032(a)(c)	200,000	222,845
7.30%, 4/2/2034(a)(c)	1,060,000	1,288,301
5.46%, 6/30/2035(a)(c)	1,960,000	2,165,643

		3,885,008

Beverages - 0.2%
Triton Water Holdings, Inc. 6.25%, 4/1/2029(a)	840,000	842,171

Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)	100,000	99,588
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027(a)	220,000	235,047

		334,635

Building Products - 1.0%
Associated Materials LLC 9.00%, 9/1/2025(a)	100,000	106,250
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029(a)	190,000	203,009
CP Atlas Buyer, Inc. 7.00%, 12/1/2028(a)	555,000	573,518
Griffon Corp. 5.75%, 3/1/2028	570,000	600,529
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	590,000	618,659
SRM Escrow Issuer LLC 6.00%, 11/1/2028(a)	605,000	646,661
Standard Industries, Inc. 4.75%, 1/15/2028(a)	150,000	156,340
4.38%, 7/15/2030(a)	155,000	159,861
3.38%, 1/15/2031(a)	220,000	213,619
Victors Merger Corp. 6.38%, 5/15/2029(a)	660,000	664,686

		3,943,132

Capital Markets - 0.8%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027(a)	330,000	365,478
AG Issuer LLC 6.25%, 3/1/2028(a)	250,000	262,770
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029(a)	415,000	438,323
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029(a)	100,000	103,875
FS Energy & Power Fund 7.50%, 8/15/2023(a)	185,000	192,514
Hightower Holding LLC 6.75%, 4/15/2029(a)	260,000	264,914
LPL Holdings, Inc. 4.63%, 11/15/2027(a)	80,000	82,770
4.00%, 3/15/2029(a)	150,000	152,447
Nomura Holdings, Inc. 2.65%, 1/16/2025	1,090,000	1,149,238

Investments	Principal Amount ($)	Value ($)
StoneX Group, Inc. 8.63%, 6/15/2025(a)	140,000	152,240

		3,164,569

Chemicals - 2.5%
Ashland LLC 6.88%, 5/15/2043	45,000	57,821
Axalta Coating Systems LLC 3.38%, 2/15/2029(a)	150,000	147,772
Chemours Co. (The) 5.75%, 11/15/2028(a)	285,000	302,861
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	435,000	394,275
CVR Partners LP 6.13%, 6/15/2028(a)	605,000	630,404
Element Solutions, Inc. 3.88%, 9/1/2028(a)	95,000	97,123
FXI Holdings, Inc. 12.25%, 11/15/2026(a)	402,000	457,840
Gates Global LLC 6.25%, 1/15/2026(a)	210,000	218,765
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	230,000	235,808
Herens Holdco Sarl 4.75%, 5/15/2028(a)	390,000	387,590
Hexion, Inc. 7.88%, 7/15/2027(a)	165,000	178,017
Illuminate Buyer LLC 9.00%, 7/1/2028(a)	305,000	339,736
Ingevity Corp. 4.50%, 2/1/2026(a)	150,000	152,922
Innophos Holdings, Inc. 9.38%, 2/15/2028(a)	105,000	113,540
Minerals Technologies, Inc. 5.00%, 7/1/2028(a)	120,000	125,830
NOVA Chemicals Corp. 4.88%, 6/1/2024(a)	440,000	464,242
5.00%, 5/1/2025(a)	135,000	144,773
4.25%, 5/15/2029(a)	300,000	303,992
OCI NV 5.25%, 11/1/2024(a)	200,000	205,958
Polar US Borrower LLC 6.75%, 5/15/2026(a)	330,000	336,547
Rayonier AM Products, Inc. 7.63%, 1/15/2026(a)	485,000	499,293
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028(a)	1,320,000	1,322,165
6.63%, 5/1/2029(a)	790,000	783,139
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	100,000	104,578
TPC Group, Inc. 10.50%, 8/1/2024(a)	1,165,000	1,148,975
Trinseo Materials Operating SCA 5.13%, 4/1/2029(a)	305,000	311,019

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Valvoline, Inc. 4.25%, 2/15/2030(a)	100,000	103,839

		9,568,824

Commercial Services & Supplies - 5.1%
ADT Security Corp. (The) 4.13%, 8/1/2029(a)	150,000	151,248
Allied Universal Holdco LLC 6.63%, 7/15/2026(a)	920,000	975,200
9.75%, 7/15/2027(a)	345,000	378,884
4.63%, 6/1/2028(a)	2,425,000	2,433,900
6.00%, 6/1/2029(a)	1,305,000	1,308,302
Aptim Corp. 7.75%, 6/15/2025(a)	585,000	505,390
APX Group, Inc. 7.63%, 9/1/2023	150,000	154,010
6.75%, 2/15/2027(a)	540,000	573,075
5.75%, 7/15/2029(a)	890,000	894,731
Aramark Services, Inc. 5.00%, 4/1/2025(a)	180,000	185,086
6.38%, 5/1/2025(a)	531,000	560,948
5.00%, 2/1/2028(a)	468,000	486,996
Cimpress plc 7.00%, 6/15/2026(a)	400,000	421,300
CoreCivic, Inc. 4.63%, 5/1/2023	275,000	277,920
8.25%, 4/15/2026	540,000	573,275
4.75%, 10/15/2027	380,000	349,102
Covanta Holding Corp. 6.00%, 1/1/2027	100,000	104,069
Deluxe Corp. 8.00%, 6/1/2029(a)	590,000	645,401
Garda World Security Corp. 4.63%, 2/15/2027(a)	380,000	381,900
9.50%, 11/1/2027(a)	250,000	272,844
6.00%, 6/1/2029(a)	515,000	504,957
GFL Environmental, Inc. 5.13%, 12/15/2026(a)	135,000	142,152
4.75%, 6/15/2029(a)	160,000	165,584
Harsco Corp. 5.75%, 7/31/2027(a)	150,000	156,141
IAA, Inc. 5.50%, 6/15/2027(a)	100,000	105,000
Intrado Corp. 8.50%, 10/15/2025(a)	875,000	853,987
KAR Auction Services, Inc. 5.13%, 6/1/2025(a)	370,000	379,265
Legends Hospitality Holding Co. LLC 5.00%, 2/1/2026(a)	160,000	166,000
Madison IAQ LLC 4.13%, 6/30/2028(a)	100,000	100,272
5.88%, 6/30/2029(a)	1,210,000	1,224,460
Nielsen Finance LLC 5.63%, 10/1/2028(a)	700,000	740,610

Investments	Principal Amount ($)	Value ($)
5.88%, 10/1/2030(a)	125,000	137,138
4.75%, 7/15/2031(a)	100,000	100,988
Pitney Bowes, Inc. 6.88%, 3/15/2027(a)	275,000	291,972
7.25%, 3/15/2029(a)	340,000	363,800
Prime Security Services Borrower LLC 3.38%, 8/31/2027(a)	225,000	219,150
6.25%, 1/15/2028(a)	1,555,000	1,626,763
Stericycle, Inc. 5.38%, 7/15/2024(a)	360,000	371,003
3.88%, 1/15/2029(a)	45,000	45,717
Waste Pro USA, Inc. 5.50%, 2/15/2026(a)	150,000	153,181

		19,481,721

Communications Equipment - 0.3%
Avaya, Inc. 6.13%, 9/15/2028(a)	365,000	391,006
CommScope, Inc. 7.13%, 7/1/2028(a)	475,000	513,981
Viasat, Inc. 5.63%, 4/15/2027(a)	270,000	280,900

		1,185,887

Construction & Engineering - 1.0%
Brand Industrial Services, Inc. 8.50%, 7/15/2025(a)	1,270,000	1,294,422
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026(a)	170,000	177,863
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029(a)	480,000	493,824
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029(a)	390,000	402,209
New Enterprise Stone & Lime Co., Inc. 9.75%, 7/15/2028(a)	115,000	128,702
Pike Corp. 5.50%, 9/1/2028(a)	325,000	332,777
PowerTeam Services LLC 9.03%, 12/4/2025(a)	380,000	419,742
VM Consolidated, Inc. 5.50%, 4/15/2029(a)	420,000	429,446
Weekley Homes LLC 4.88%, 9/15/2028(a)	120,000	124,357

		3,803,342

Consumer Finance - 1.5%
Credit Acceptance Corp. 5.13%, 12/31/2024(a)	190,000	197,008
Curo Group Holdings Corp. 7.50%, 8/1/2028(a)	895,000	911,781
Enova International, Inc. 8.50%, 9/1/2024(a)	130,000	133,737
Finance of America Funding LLC 7.88%, 11/15/2025(a)	435,000	432,255
FirstCash, Inc. 4.63%, 9/1/2028(a)	290,000	301,884

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC 5.13%, 6/16/2025	648,000	714,420
4.13%, 8/4/2025	570,000	610,527
4.54%, 8/1/2026	200,000	217,522
4.13%, 8/17/2027	560,000	599,900
5.11%, 5/3/2029	752,000	852,501
goeasy Ltd. 5.38%, 12/1/2024(a)	405,000	421,585
OneMain Finance Corp. 5.38%, 11/15/2029	85,000	93,549
PRA Group, Inc. 7.38%, 9/1/2025(a)	100,000	108,119

		5,594,788

Containers & Packaging - 1.5%
Ardagh Metal Packaging Finance USA LLC 4.00%, 9/1/2029(a)	200,000	200,750
Berry Global, Inc. 5.63%, 7/15/2027(a)	200,000	210,892
Cascades, Inc. 5.38%, 1/15/2028(a)	250,000	263,459
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)	480,000	513,552
Graphic Packaging International LLC 3.50%, 3/1/2029(a)	250,000	249,242
Greif, Inc. 6.50%, 3/1/2027(a)	280,000	295,701
Intelligent Packaging Ltd. Finco, Inc. 6.00%, 9/15/2028(a)	495,000	516,512
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/2025(a)	1,750,000	1,707,799
Pactiv LLC 7.95%, 12/15/2025	160,000	180,200
8.38%, 4/15/2027	265,000	304,970
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(a)	290,000	290,000
Trivium Packaging Finance BV 5.50%, 8/15/2026(a)(d)	480,000	502,200
8.50%, 8/15/2027(a)(d)	400,000	431,386

		5,666,663

Distributors - 0.8%
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027(a)	835,000	840,294
Resideo Funding, Inc. 6.13%, 11/1/2026(a)	98,000	103,027
Wolverine Escrow LLC 8.50%, 11/15/2024(a)	760,000	739,814
9.00%, 11/15/2026(a)	1,000,000	968,695
13.13%, 11/15/2027(a)	670,000	566,150

		3,217,980

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. 5.50%, 3/1/2028(a)	875,000	897,553
Graham Holdings Co. 5.75%, 6/1/2026(a)	140,000	146,116

Investments	Principal Amount ($)	Value ($)
Metis Merger Sub LLC 6.50%, 5/15/2029(a)	850,000	834,776
Midas Intermediate Holdco II LLC 7.88%, 10/1/2022(a)	30,000	28,152
Service Corp. International 7.50%, 4/1/2027	64,000	78,229
3.38%, 8/15/2030	100,000	99,933
Signal Parent, Inc. 6.13%, 4/1/2029(a)	320,000	310,042
Sotheby’s 5.88%, 6/1/2029(a)(e)	225,000	233,741
StoneMor, Inc. 8.50%, 5/15/2029(a)	495,000	498,091

		3,126,633

Diversified Financial Services - 0.9%
CPI CG, Inc. 8.63%, 3/15/2026(a)	410,000	437,726
Ford Holdings LLC 9.30%, 3/1/2030	210,000	288,750
Jefferies Finance LLC 6.25%, 6/3/2026(a)	200,000	215,610
5.00%, 8/15/2028(a)	125,000	127,656
Jefferson Capital Holdings LLC 6.00%, 8/15/2026(a)	100,000	101,375
Midcap Financial Issuer Trust 6.50%, 5/1/2028(a)	1,130,000	1,176,155
5.63%, 1/15/2030(a)	445,000	438,682
Paysafe Finance plc 4.00%, 6/15/2029(a)	480,000	466,704
Stena International SA 6.13%, 2/1/2025(a)	390,000	406,088

		3,658,746

Diversified Telecommunication Services - 4.9%
Altice France SA 5.50%, 1/15/2028(a)	615,000	631,214
5.13%, 7/15/2029(a)	450,000	453,897
CCO Holdings LLC 5.13%, 5/1/2027(a)	1,280,000	1,340,800
5.00%, 2/1/2028(a)	1,003,000	1,053,170
5.38%, 6/1/2029(a)	270,000	295,587
4.75%, 3/1/2030(a)	1,140,000	1,209,771
4.50%, 8/15/2030(a)	425,000	446,781
4.25%, 2/1/2031(a)	610,000	629,062
4.50%, 5/1/2032	652,000	684,414
4.50%, 6/1/2033(a)	495,000	515,946
Frontier Communications Holdings LLC 5.00%, 5/1/2028(a)	240,000	248,574
6.75%, 5/1/2029(a)	1,030,000	1,099,020
5.88%, 11/1/2029	700,000	716,643
Lumen Technologies, Inc. 4.50%, 1/15/2029(a)	1,130,000	1,110,886
5.38%, 6/15/2029(a)	835,000	858,167

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Sprint Capital Corp. 6.88%, 11/15/2028	180,000	232,425
8.75%, 3/15/2032	240,000	370,230
Telecom Italia Capital SA 6.38%, 11/15/2033	150,000	177,945
6.00%, 9/30/2034	275,000	316,662
7.20%, 7/18/2036	150,000	193,398
7.72%, 6/4/2038	190,000	255,499
Telesat Canada 5.63%, 12/6/2026(a)	525,000	487,594
4.88%, 6/1/2027(a)	485,000	435,651
6.50%, 10/15/2027(a)	585,000	484,088
Virgin Media Finance plc 5.00%, 7/15/2030(a)	955,000	972,906
Virgin Media Secured Finance plc 5.50%, 5/15/2029(a)	850,000	909,185
4.50%, 8/15/2030(a)	200,000	201,978
Windstream Escrow LLC 7.75%, 8/15/2028(a)	1,851,000	1,890,658
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	560,000	557,200

		18,779,351

Electric Utilities - 0.9%
FirstEnergy Corp.
Series B, 4.65%, 7/15/2027(d)	200,000	223,025
Series C, 7.38%, 11/15/2031	55,000	76,946
Series C, 5.60%, 7/15/2047(d)	125,000	157,274
NRG Energy, Inc. 7.25%, 5/15/2026	480,000	499,913
6.63%, 1/15/2027	825,000	855,117
5.75%, 1/15/2028	690,000	734,877
PG&E Corp. 5.00%, 7/1/2028	140,000	136,500
5.25%, 7/1/2030	200,000	195,180
Vistra Operations Co. LLC 5.63%, 2/15/2027(a)	620,000	644,025

		3,522,857

Electrical Equipment - 0.0%(f)
EnerSys 5.00%, 4/30/2023(a)	100,000	104,689

Electronic Equipment, Instruments & Components - 0.0%(f)
Sensata Technologies, Inc. 3.75%, 2/15/2031(a)	150,000	151,346

Energy Equipment & Services - 2.7%
Archrock Partners LP 6.88%, 4/1/2027(a)	335,000	352,484
6.25%, 4/1/2028(a)	585,000	596,741

Investments	Principal Amount ($)	Value ($)
Bristow Group, Inc. 6.88%, 3/1/2028(a)	350,000	360,610
CGG SA 8.75%, 4/1/2027(a)	730,000	729,142
CSI Compressco LP 7.50%, 4/1/2025(a)	125,000	125,646
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	700,000	655,638
Nabors Industries, Inc. 9.00%, 2/1/2025(a)	115,000	118,930
Oceaneering International, Inc. 4.65%, 11/15/2024	130,000	129,512
6.00%, 2/1/2028	190,000	191,497
Precision Drilling Corp. 7.13%, 1/15/2026(a)	200,000	206,752
6.88%, 1/15/2029(a)	475,000	489,250
Tervita Corp. 11.00%, 12/1/2025(a)	486,000	558,293
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	371,850	352,793
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)	123,750	125,463
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	150,750	149,062
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	435,000	425,184
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	134,750	133,929
Transocean Sentry Ltd. 5.38%, 5/15/2023(a)	124,061	117,420
USA Compression Partners LP 6.88%, 4/1/2026	305,000	319,847
6.88%, 9/1/2027	700,000	741,076
Valaris Ltd. 8.25%, 4/30/2028(a)(b)	625,000	645,775
Weatherford International Ltd. 8.75%, 9/1/2024(a)	240,000	250,200
11.00%, 12/1/2024(a)	2,515,000	2,607,213

		10,382,457

Entertainment - 0.8%
Allen Media LLC 10.50%, 2/15/2028(a)	200,000	200,000
Series AUG, 10.50%, 2/15/2028(a)	100,000	100,000
Banijay Entertainment SASU 5.38%, 3/1/2025(a)	150,000	155,517
Live Nation Entertainment, Inc. 4.88%, 11/1/2024(a)	235,000	239,117
5.63%, 3/15/2026(a)	300,000	312,375
6.50%, 5/15/2027(a)	465,000	513,825
4.75%, 10/15/2027(a)	685,000	700,413
Netflix, Inc. 5.88%, 11/15/2028	160,000	199,034

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Playtika Holding Corp. 4.25%, 3/15/2029(a)	645,000	644,194
WMG Acquisition Corp. 3.00%, 2/15/2031(a)	95,000	92,157

		3,156,632

Equity Real Estate Investment Trusts (REITs) - 2.8%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	455,000	472,677
GEO Group, Inc. (The) 5.13%, 4/1/2023	295,000	278,632
5.88%, 10/15/2024	212,000	189,226
6.00%, 4/15/2026	310,000	252,650
Iron Mountain, Inc. 4.88%, 9/15/2027(a)	140,000	145,487
5.25%, 3/15/2028(a)	305,000	319,314
5.00%, 7/15/2028(a)	457,000	475,636
4.88%, 9/15/2029(a)	205,000	215,039
5.25%, 7/15/2030(a)	1,175,000	1,253,578
4.50%, 2/15/2031(a)	150,000	153,562
5.63%, 7/15/2032(a)	565,000	612,110
iStar, Inc. 4.25%, 8/1/2025	210,000	218,348
5.50%, 2/15/2026	265,000	277,349
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	100,000	111,907
3.88%, 2/15/2029(a)	130,000	133,524
SBA Communications Corp. 4.88%, 9/1/2024	490,000	498,746
3.13%, 2/1/2029(a)	250,000	245,877
Service Properties Trust 4.65%, 3/15/2024	225,000	229,660
4.35%, 10/1/2024	365,000	369,597
4.50%, 3/15/2025	485,000	484,117
Uniti Group LP 7.13%, 12/15/2024(a)	540,000	556,084
7.88%, 2/15/2025(a)	885,000	943,870
4.75%, 4/15/2028(a)	545,000	547,861
6.50%, 2/15/2029(a)	1,420,000	1,441,165
XHR LP 6.38%, 8/15/2025(a)	190,000	202,861

		10,628,877

Food & Staples Retailing - 0.4%
Albertsons Cos., Inc. 5.88%, 2/15/2028(a)	280,000	300,005
C&S Group Enterprises LLC 5.00%, 12/15/2028(a)	605,000	601,219
Performance Food Group, Inc. 6.88%, 5/1/2025(a)	175,000	186,772
SEG Holding LLC 5.63%, 10/15/2028(a)	125,000	131,568
United Natural Foods, Inc. 6.75%, 10/15/2028(a)	185,000	199,571

Investments	Principal Amount ($)	Value ($)
US Foods, Inc. 4.75%, 2/15/2029(a)	85,000	86,806

		1,505,941

Food Products - 2.2%
B&G Foods, Inc. 5.25%, 4/1/2025	315,000	323,133
5.25%, 9/15/2027	185,000	192,863
Del Monte Foods, Inc. 11.88%, 5/15/2025(a)	310,000	352,242
Kraft Heinz Foods Co. 6.88%, 1/26/2039	170,000	250,089
7.13%, 8/1/2039(a)	105,000	156,842
6.50%, 2/9/2040	70,000	100,204
5.00%, 6/4/2042	190,000	238,199
5.20%, 7/15/2045	430,000	545,728
4.38%, 6/1/2046	465,000	536,300
4.88%, 10/1/2049	325,000	405,737
5.50%, 6/1/2050	115,000	154,169
Pilgrim’s Pride Corp. 5.88%, 9/30/2027(a)	261,000	279,612
Post Holdings, Inc. 5.75%, 3/1/2027(a)	525,000	547,142
5.63%, 1/15/2028(a)	355,000	374,525
5.50%, 12/15/2029(a)	550,000	589,251
4.63%, 4/15/2030(a)	1,803,000	1,839,231
4.50%, 9/15/2031(a)	300,000	303,987
Sigma Holdco BV 7.88%, 5/15/2026(a)	710,000	722,425
Simmons Foods, Inc. 4.63%, 3/1/2029(a)	580,000	586,293

		8,497,972

Gas Utilities - 0.3%
AmeriGas Partners LP 5.88%, 8/20/2026	100,000	112,250
Ferrellgas LP 5.38%, 4/1/2026(a)	280,000	276,854
5.88%, 4/1/2029(a)	115,000	114,652
Suburban Propane Partners LP 5.88%, 3/1/2027	150,000	157,580
5.00%, 6/1/2031(a)	110,000	114,581
Superior Plus LP 4.50%, 3/15/2029(a)	410,000	422,359

		1,198,276

Health Care Equipment & Supplies - 0.2%
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	225,000	235,202
Hologic, Inc. 4.63%, 2/1/2028(a)	85,000	89,878
Ortho-Clinical Diagnostics, Inc. 7.25%, 2/1/2028(a)	249,000	271,694
Varex Imaging Corp. 7.88%, 10/15/2027(a)	170,000	190,235

		787,009

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Health Care Providers & Services - 3.6%
AHP Health Partners, Inc. 5.75%, 7/15/2029(a)	360,000	364,514
Air Methods Corp. 8.00%, 5/15/2025(a)	125,000	118,106
Centene Corp. 5.38%, 8/15/2026(a)	210,000	218,969
4.63%, 12/15/2029	515,000	565,058
3.00%, 10/15/2030	320,000	333,011
2.50%, 3/1/2031	110,000	110,299
Community Health Systems, Inc. 5.63%, 3/15/2027(a)	105,000	111,305
6.88%, 4/15/2029(a)	1,275,000	1,346,196
6.13%, 4/1/2030(a)	1,035,000	1,049,878
DaVita, Inc. 4.63%, 6/1/2030(a)	505,000	522,675
3.75%, 2/15/2031(a)	270,000	262,547
Encompass Health Corp. 4.50%, 2/1/2028	300,000	312,000
4.75%, 2/1/2030	80,000	85,600
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	1,230,000	908,589
Global Medical Response, Inc. 6.50%, 10/1/2025(a)	255,000	264,881
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026(a)	55,000	57,418
HCA, Inc. 3.50%, 9/1/2030	325,000	353,137
Legacy LifePoint Health LLC 4.38%, 2/15/2027(a)	230,000	231,340
LifePoint Health, Inc. 5.38%, 1/15/2029(a)	515,000	513,079
MEDNAX, Inc. 6.25%, 1/15/2027(a)	405,000	427,174
ModivCare, Inc. 5.88%, 11/15/2025(a)	315,000	335,237
Molina Healthcare, Inc. 4.38%, 6/15/2028(a)	155,000	162,362
Prime Healthcare Services, Inc. 7.25%, 11/1/2025(a)	665,000	715,291
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	350,000	378,392
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	265,000	271,904
Select Medical Corp. 6.25%, 8/15/2026(a)	465,000	492,254
Tenet Healthcare Corp. 6.25%, 2/1/2027(a)	600,000	625,500
6.13%, 10/1/2028(a)	1,570,000	1,674,083
US Acute Care Solutions LLC 6.38%, 3/1/2026(a)	355,000	369,644
US Renal Care, Inc. 10.63%, 7/15/2027(a)	660,000	717,799

		13,898,242

Investments	Principal Amount ($)	Value ($)
Health Care Technology - 0.3%
IQVIA, Inc. 5.00%, 10/15/2026(a)	480,000	493,800
5.00%, 5/15/2027(a)	470,000	490,605

		984,405

Hotels, Restaurants & Leisure - 6.9%
1011778 BC ULC 4.38%, 1/15/2028(a)	415,000	421,764
3.50%, 2/15/2029(a)	125,000	124,501
4.00%, 10/15/2030(a)	600,000	599,250
Affinity Gaming 6.88%, 12/15/2027(a)	602,000	639,851
Arrow Bidco LLC 9.50%, 3/15/2024(a)	190,000	195,344
Bally’s Corp. 6.75%, 6/1/2027(a)	375,000	405,938
Boyd Gaming Corp. 4.75%, 12/1/2027	150,000	155,625
4.75%, 6/15/2031(a)	110,000	113,944
Caesars Entertainment, Inc. 6.25%, 7/1/2025(a)	552,000	583,619
8.13%, 7/1/2027(a)	1,085,000	1,194,574
Carlson Travel, Inc. 10.50%, 3/31/2025(a)(d)	110,000	115,184
CCM Merger, Inc. 6.38%, 5/1/2026(a)	200,000	210,148
CEC Entertainment LLC 6.75%, 5/1/2026(a)	680,000	680,996
Cedar Fair LP 5.38%, 6/1/2024	335,000	338,186
5.50%, 5/1/2025(a)	350,000	363,562
5.38%, 4/15/2027	350,000	357,903
Churchill Downs, Inc. 5.50%, 4/1/2027(a)	354,000	368,902
4.75%, 1/15/2028(a)	75,000	77,812
Cirsa Finance International Sarl 7.88%, 12/20/2023(a)	200,000	204,000
Dave & Buster’s, Inc. 7.63%, 11/1/2025(a)	150,000	159,249
Full House Resorts, Inc. 8.25%, 2/15/2028(a)	300,000	325,770
Hilton Domestic Operating Co., Inc. 5.75%, 5/1/2028(a)	135,000	145,424
4.00%, 5/1/2031(a)	150,000	153,750
3.63%, 2/15/2032(a)	378,000	377,582
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029(a)	1,150,000	1,161,856
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	135,000	141,124
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	254,000	264,389
International Game Technology plc 6.50%, 2/15/2025(a)	456,000	509,397
6.25%, 1/15/2027(a)	267,000	303,275
5.25%, 1/15/2029(a)	404,000	431,850

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Life Time, Inc. 5.75%, 1/15/2026(a)	595,000	606,147
8.00%, 4/15/2026(a)	300,000	314,625
MajorDrive Holdings IV LLC 6.38%, 6/1/2029(a)	510,000	502,995
Midwest Gaming Borrower LLC 4.88%, 5/1/2029(a)	900,000	911,034
Mohegan Gaming & Entertainment 8.00%, 2/1/2026(a)	1,560,000	1,626,206
Motion Bondco DAC 6.63%, 11/15/2027(a)	400,000	407,546
Peninsula Pacific Entertainment LLC 8.50%, 11/15/2027(a)	910,000	983,806
Powdr Corp. 6.00%, 8/1/2025(a)	100,000	105,069
Raptor Acquisition Corp. 4.88%, 11/1/2026(a)	200,000	203,512
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(a)	1,125,000	1,289,531
Scientific Games International, Inc. 8.63%, 7/1/2025(a)	787,000	850,944
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025(a)	425,000	459,531
Sizzling Platter LLC 8.50%, 11/28/2025(a)	410,000	425,375
Speedway Motorsports LLC 4.88%, 11/1/2027(a)	215,000	218,788
TKC Holdings, Inc. 6.88%, 5/15/2028(a)	575,000	593,642
10.50%, 5/15/2029(a)	750,000	806,336
Travel & Leisure Co. 6.00%, 4/1/2027(d)	70,000	75,993
Travel + Leisure Co. 6.60%, 10/1/2025(d)	100,000	112,352
4.63%, 3/1/2030(a)	100,000	103,656
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	225,000	239,265
Viking Cruises Ltd. 6.25%, 5/15/2025(a)	235,000	234,163
5.88%, 9/15/2027(a)	1,135,000	1,081,087
7.00%, 2/15/2029(a)	330,000	332,520
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029(a)	360,000	361,379
VOC Escrow Ltd. 5.00%, 2/15/2028(a)	750,000	743,719
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	840,000	889,350
5.25%, 5/15/2027(a)	320,000	336,288
Wynn Resorts Finance LLC 7.75%, 4/15/2025(a)	155,000	165,317
Yum! Brands, Inc. 4.75%, 1/15/2030(a)	170,000	186,365
3.63%, 3/15/2031	200,000	205,840

Investments	Principal Amount ($)	Value ($)
4.63%, 1/31/2032	115,000	123,769

		26,620,919

Household Durables - 1.2%
Ashton Woods USA LLC 6.63%, 1/15/2028(a)	150,000	160,567
Beazer Homes USA, Inc. 7.25%, 10/15/2029	385,000	422,004
Brookfield Residential Properties, Inc. 6.25%, 9/15/2027(a)	425,000	449,382
5.00%, 6/15/2029(a)	420,000	428,110
4.88%, 2/15/2030(a)	580,000	579,925
Century Communities, Inc. 6.75%, 6/1/2027	185,000	197,209
Empire Communities Corp. 7.00%, 12/15/2025(a)	355,000	375,414
Installed Building Products, Inc. 5.75%, 2/1/2028(a)	75,000	78,566
Mattamy Group Corp. 5.25%, 12/15/2027(a)	50,000	52,164
4.63%, 3/1/2030(a)	615,000	639,388
New Home Co., Inc. (The) 7.25%, 10/15/2025(a)	160,000	170,653
Newell Brands, Inc. 6.00%, 4/1/2046(d)	100,000	129,917
Picasso Finance Sub, Inc. 6.13%, 6/15/2025(a)	180,000	191,026
Shea Homes LP 4.75%, 4/1/2029(a)	395,000	406,317
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026(a)	465,000	487,087
Williams Scotsman International, Inc. 4.63%, 8/15/2028(a)	50,000	51,625

		4,819,354

Household Products - 0.3%
Central Garden & Pet Co. 4.13%, 4/30/2031(a)	100,000	102,306
Energizer Holdings, Inc. 4.38%, 3/31/2029(a)	125,000	126,023
Kronos Acquisition Holdings, Inc. 5.00%, 12/31/2026(a)	350,000	356,125
7.00%, 12/31/2027(a)	465,000	458,076

		1,042,530

Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. 5.13%, 3/15/2028(a)	850,000	861,743
4.63%, 2/1/2029(a)	70,000	69,201
5.00%, 2/1/2031(a)	110,000	111,483
3.75%, 3/1/2031(a)	100,000	96,388
TransAlta Corp. 6.50%, 3/15/2040	35,000	40,338

		1,179,153

Insurance - 1.8%
Acrisure LLC 7.00%, 11/15/2025(a)	340,000	345,588
4.25%, 2/15/2029(a)	640,000	625,440

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC 4.25%, 10/15/2027(a)	265,000	263,343
6.75%, 10/15/2027(a)	635,000	663,607
AmWINS Group, Inc. 4.88%, 6/30/2029(a)	125,000	127,656
Assurant, Inc. 7.00%, 3/27/2048(c)	240,000	279,661
AssuredPartners, Inc. 5.63%, 1/15/2029(a)	630,000	626,091
BroadStreet Partners, Inc. 5.88%, 4/15/2029(a)	375,000	380,179
Enstar Finance LLC 5.75%, 9/1/2040(c)	225,000	240,191
GTCR AP Finance, Inc. 8.00%, 5/15/2027(a)	195,000	207,451
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	275,000	369,169
4.30%, 2/1/2061(a)	125,000	116,684
NFP Corp. 6.88%, 8/15/2028(a)	2,440,000	2,532,525

		6,777,585

Interactive Media & Services - 0.3%
Cars.com, Inc. 6.38%, 11/1/2028(a)	260,000	277,923
Rackspace Technology Global, Inc. 5.38%, 12/1/2028(a)	685,000	698,207
TripAdvisor, Inc. 7.00%, 7/15/2025(a)	125,000	133,614

		1,109,744

Internet & Direct Marketing Retail - 0.6%
ANGI Group LLC 3.88%, 8/15/2028(a)	320,000	320,026
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(a)	700,000	735,178
Match Group Holdings II LLC 5.00%, 12/15/2027(a)	140,000	147,681
4.63%, 6/1/2028(a)	340,000	357,752
5.63%, 2/15/2029(a)	235,000	257,708
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	485,000	531,075
QVC, Inc. 5.45%, 8/15/2034	100,000	106,564

		2,455,984

IT Services - 1.7%
Acuris Finance Us, Inc. 5.00%, 5/1/2028(a)	490,000	486,671
Ahead DB Holdings LLC 6.63%, 5/1/2028(a)	375,000	386,730
Arches Buyer, Inc. 4.25%, 6/1/2028(a)	440,000	447,062
6.13%, 12/1/2028(a)	460,000	475,992
Austin BidCo, Inc. 7.13%, 12/15/2028(a)	305,000	313,047

Investments	Principal Amount ($)	Value ($)
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)	630,000	632,142
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028(a)	280,000	285,998
Cablevision Lightpath LLC 3.88%, 9/15/2027(a)	200,000	199,176
5.63%, 9/15/2028(a)	475,000	485,046
Endure Digital, Inc. 6.00%, 2/15/2029(a)	790,000	768,318
Gartner, Inc. 3.75%, 10/1/2030(a)	90,000	92,602
ION Trading Technologies Sarl 5.75%, 5/15/2028(a)	625,000	648,200
Northwest Fiber LLC 6.00%, 2/15/2028(a)	295,000	290,947
10.75%, 6/1/2028(a)	80,000	90,366
Presidio Holdings, Inc. 8.25%, 2/1/2028(a)	135,000	147,154
Tempo Acquisition LLC 6.75%, 6/1/2025(a)(e)	455,000	462,680
Unisys Corp. 6.88%, 11/1/2027(a)	295,000	321,708

		6,533,839

Leisure Products - 0.3%
Universal Entertainment Corp. 8.50%, 12/11/2024(a)	920,000	969,413
Vista Outdoor, Inc. 4.50%, 3/15/2029(a)	340,000	346,887

		1,316,300

Machinery - 1.1%
Amsted Industries, Inc. 4.63%, 5/15/2030(a)	365,000	376,406
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028(a)	150,000	153,000
GrafTech Finance, Inc. 4.63%, 12/15/2028(a)	185,000	190,319
Granite US Holdings Corp. 11.00%, 10/1/2027(a)	75,000	83,641
HTA Group Ltd. 7.00%, 12/18/2025(a)	690,000	732,360
JPW Industries Holding Corp. 9.00%, 10/1/2024(a)	140,000	147,275
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	325,000	331,646
Stevens Holding Co., Inc. 6.13%, 10/1/2026(a)	180,000	193,441
Titan Acquisition Ltd. 7.75%, 4/15/2026(a)	295,000	304,611
Titan International, Inc. 7.00%, 4/30/2028(a)	360,000	375,966
TK Elevator US Newco, Inc. 5.25%, 7/15/2027(a)	785,000	829,981

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Vertical Holdco GmbH 7.63%, 7/15/2028(a)	350,000	379,645

		4,098,291

Marine - 0.3%
Seaspan Corp. 5.50%, 8/1/2029(a)	895,000	893,622
Stena AB 7.00%, 2/1/2024(a)	310,000	325,945

		1,219,567

Media - 7.2%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)	930,000	964,875
Altice Financing SA 5.00%, 1/15/2028(a)	1,450,000	1,426,459
Belo Corp. 7.75%, 6/1/2027	215,000	252,391
7.25%, 9/15/2027	175,000	205,181
Block Communications, Inc. 4.88%, 3/1/2028(a)	115,000	116,858
CSC Holdings LLC 7.50%, 4/1/2028(a)	465,000	508,012
6.50%, 2/1/2029(a)	675,000	746,438
5.75%, 1/15/2030(a)	2,850,000	2,974,246
4.13%, 12/1/2030(a)	200,000	200,776
4.63%, 12/1/2030(a)	485,000	478,346
3.38%, 2/15/2031(a)	270,000	256,858
4.50%, 11/15/2031(a)	400,000	404,420
DISH DBS Corp. 5.00%, 3/15/2023	140,000	145,985
5.88%, 11/15/2024	1,120,000	1,208,127
7.75%, 7/1/2026	2,000,000	2,285,000
7.38%, 7/1/2028	970,000	1,050,677
5.13%, 6/1/2029(a)	1,430,000	1,417,416
GCI LLC 4.75%, 10/15/2028(a)	540,000	562,963
Gray Television, Inc. 7.00%, 5/15/2027(a)	500,000	535,842
4.75%, 10/15/2030(a)	70,000	69,523
iHeartCommunications, Inc. 8.38%, 5/1/2027	685,000	729,522
Liberty Interactive LLC 8.50%, 7/15/2029	140,000	161,021
8.25%, 2/1/2030	550,000	629,478
Midcontinent Communications 5.38%, 8/15/2027(a)	65,000	67,926
News Corp. 3.88%, 5/15/2029(a)	100,000	101,942
Nexstar Media, Inc. 5.63%, 7/15/2027(a)	820,000	867,966
4.75%, 11/1/2028(a)	100,000	103,249
Outfront Media Capital LLC 6.25%, 6/15/2025(a)	90,000	95,772
5.00%, 8/15/2027(a)	150,000	153,198

Investments	Principal Amount ($)	Value ($)
Radiate Holdco LLC 4.50%, 9/15/2026(a)	350,000	362,691
6.50%, 9/15/2028(a)	1,165,000	1,212,118
Sinclair Television Group, Inc. 5.88%, 3/15/2026(a)	125,000	128,435
5.13%, 2/15/2027(a)	270,000	269,645
Sirius XM Radio, Inc. 4.63%, 7/15/2024(a)	635,000	650,875
4.00%, 7/15/2028(a)	125,000	129,063
5.50%, 7/1/2029(a)	466,000	510,999
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026(a)	345,000	350,529
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)	510,000	518,288
TEGNA, Inc. 4.63%, 3/15/2028	345,000	355,914
5.00%, 9/15/2029	275,000	287,775
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(a)	690,000	738,818
Univision Communications, Inc. 6.63%, 6/1/2027(a)	859,000	925,040
4.50%, 5/1/2029(a)	115,000	115,428
UPC Broadband Finco BV 4.88%, 7/15/2031(a)	400,000	408,560
UPC Holding BV 5.50%, 1/15/2028(a)	340,000	359,069
Videotron Ltd. 5.13%, 4/15/2027(a)	300,000	313,271
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028(a)	250,000	255,076
Ziggo Bond Co. BV 5.13%, 2/28/2030(a)	500,000	515,508
Ziggo BV 4.88%, 1/15/2030(a)	705,000	729,460

		27,857,029

Metals & Mining - 1.2%
Allegheny Technologies, Inc. 5.88%, 12/1/2027	145,000	151,751
Arconic Corp. 6.13%, 2/15/2028(a)	235,000	250,584
Coeur Mining, Inc. 5.13%, 2/15/2029(a)	420,000	408,639
Compass Minerals International, Inc. 4.88%, 7/15/2024(a)	135,000	140,386
6.75%, 12/1/2027(a)	340,000	364,252
FMG Resources August 2006 Pty. Ltd. 4.38%, 4/1/2031(a)	265,000	288,850
Hudbay Minerals, Inc. 4.50%, 4/1/2026(a)	270,000	275,157
IAMGOLD Corp. 5.75%, 10/15/2028(a)	565,000	582,411
Infrabuild Australia Pty. Ltd. 12.00%, 10/1/2024(a)	200,000	213,766

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028(a)	195,000	216,214
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026(a)	150,000	158,225
New Gold, Inc. 7.50%, 7/15/2027(a)	260,000	280,688
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025(a)	200,000	210,518
Tacora Resources, Inc. 8.25%, 5/15/2026(a)	250,000	262,191
TMS International Corp. 6.25%, 4/15/2029(a)	415,000	436,165
United States Steel Corp. 6.88%, 3/1/2029	105,000	114,101
Warrior Met Coal, Inc. 8.00%, 11/1/2024(a)	230,000	234,761

		4,588,659

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029(a)	75,000	73,695
New Residential Investment Corp. 6.25%, 10/15/2025(a)	775,000	775,271

		848,966

Multiline Retail - 0.2%
Macy’s Retail Holdings LLC 5.88%, 4/1/2029(a)	100,000	105,617
NMG Holding Co., Inc. 7.13%, 4/1/2026(a)	520,000	555,745

		661,362

Oil, Gas & Consumable Fuels - 13.3%
Aethon United BR LP 8.25%, 2/15/2026(a)	475,000	508,723
Alliance Resource Operating Partners LP 7.50%, 5/1/2025(a)	450,000	455,085
Antero Midstream Partners LP 7.88%, 5/15/2026(a)	160,000	177,600
5.75%, 3/1/2027(a)	250,000	258,125
5.75%, 1/15/2028(a)	285,000	298,771
5.38%, 6/15/2029(a)	185,000	190,556
Apache Corp. 5.25%, 2/1/2042	100,000	107,920
5.35%, 7/1/2049	45,000	47,545
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	310,000	320,850
8.25%, 12/31/2028(a)	150,000	162,436
5.88%, 6/30/2029(a)	475,000	469,062
Baytex Energy Corp. 8.75%, 4/1/2027(a)	600,000	602,148
Berry Petroleum Co. LLC 7.00%, 2/15/2026(a)	535,000	528,312
Buckeye Partners LP 4.50%, 3/1/2028(a)	150,000	152,770
California Resources Corp. 7.13%, 2/1/2026(a)	671,000	688,275

Investments	Principal Amount ($)	Value ($)
Callon Petroleum Co. 6.13%, 10/1/2024	345,000	323,848
Calumet Specialty Products Partners LP 7.75%, 4/15/2023	150,000	149,065
11.00%, 4/15/2025(a)	600,000	664,200
Centennial Resource Production LLC 5.38%, 1/15/2026(a)	130,000	125,636
6.88%, 4/1/2027(a)	275,000	271,193
Chesapeake Energy Corp. 5.50%, 2/1/2026(a)	195,000	203,837
Citgo Holding, Inc. 9.25%, 8/1/2024(a)	985,000	983,843
CITGO Petroleum Corp. 7.00%, 6/15/2025(a)	514,000	528,305
6.38%, 6/15/2026(a)	365,000	372,756
CNX Midstream Partners LP 6.50%, 3/15/2026(a)	160,000	165,800
CNX Resources Corp. 7.25%, 3/14/2027(a)	540,000	578,410
Colgate Energy Partners III LLC 7.75%, 2/15/2026(a)	190,000	204,491
5.88%, 7/1/2029(a)	500,000	520,100
Comstock Resources, Inc. 6.75%, 3/1/2029(a)	1,085,000	1,129,908
5.88%, 1/15/2030(a)	685,000	689,590
Continental Resources, Inc. 5.75%, 1/15/2031(a)	125,000	150,856
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026(a)	390,000	423,657
CQP Holdco LP 5.50%, 6/15/2031(a)	250,000	259,712
Crestwood Midstream Partners LP 5.75%, 4/1/2025	185,000	189,618
5.63%, 5/1/2027(a)	300,000	307,096
6.00%, 2/1/2029(a)	495,000	515,481
CVR Energy, Inc. 5.25%, 2/15/2025(a)	265,000	258,046
5.75%, 2/15/2028(a)	480,000	466,164
DCP Midstream Operating LP 6.45%, 11/3/2036(a)	125,000	150,723
6.75%, 9/15/2037(a)	100,000	123,750
Delek Logistics Partners LP 6.75%, 5/15/2025	110,000	112,243
7.13%, 6/1/2028(a)	285,000	297,315
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(a)	915,000	915,997
Energy Ventures Gom LLC 11.75%, 4/15/2026(a)	350,000	365,326
EnLink Midstream LLC 5.38%, 6/1/2029	50,000	52,076
EnLink Midstream Partners LP 5.45%, 6/1/2047	125,000	121,780
Enviva Partners LP 6.50%, 1/15/2026(a)	220,000	228,591

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
EQM Midstream Partners LP 4.75%, 1/15/2031(a)	250,000	254,729
6.50%, 7/15/2048	70,000	77,101
Genesis Energy LP 5.63%, 6/15/2024	110,000	109,564
6.50%, 10/1/2025	255,000	253,954
6.25%, 5/15/2026	450,000	444,728
8.00%, 1/15/2027	1,165,000	1,198,500
7.75%, 2/1/2028	845,000	855,263
Global Partners LP 7.00%, 8/1/2027	85,000	89,152
6.88%, 1/15/2029	250,000	263,751
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(a)	425,000	376,654
Gran Tierra Energy, Inc. 7.75%, 5/23/2027(a)	250,000	221,411
Great Western Petroleum LLC 12.00%, 9/1/2025(a)	210,000	209,782
Gulfport Energy Operating Corp. 8.00%, 5/17/2026	560,000	598,632
Harvest Midstream I LP 7.50%, 9/1/2028(a)	375,000	401,546
Hilcorp Energy I LP 6.25%, 11/1/2028(a)	235,000	245,820
5.75%, 2/1/2029(a)	135,000	137,917
6.00%, 2/1/2031(a)	65,000	67,892
Independence Energy Finance LLC 7.25%, 5/1/2026(a)	365,000	380,978
ITT Holdings LLC 6.50%, 8/1/2029(a)	1,460,000	1,458,533
Laredo Petroleum, Inc. 7.75%, 7/31/2029(a)	475,000	460,285
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026(a)	290,000	296,647
Martin Midstream Partners LP 11.50%, 2/28/2025(a)	115,000	119,184
Matador Resources Co. 5.88%, 9/15/2026	440,000	447,852
MEG Energy Corp. 7.13%, 2/1/2027(a)	615,000	647,063
5.88%, 2/1/2029(a)	65,000	67,282
Moss Creek Resources Holdings, Inc. 10.50%, 5/15/2027(a)	570,000	549,357
Murphy Oil Corp. 5.75%, 8/15/2025	180,000	184,050
5.88%, 12/1/2027	255,000	264,788
6.38%, 7/15/2028	310,000	328,171
6.37%, 12/1/2042(d)	35,000	35,093
Natural Resource Partners LP 9.13%, 6/30/2025(a)	345,000	343,670
New Fortress Energy, Inc. 6.75%, 9/15/2025(a)	910,000	929,356
6.50%, 9/30/2026(a)	1,905,000	1,926,993

Investments	Principal Amount ($)	Value ($)
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	1,635,000	1,682,055
NGL Energy Partners LP 7.50%, 11/1/2023	490,000	467,367
6.13%, 3/1/2025	370,000	314,976
7.50%, 4/15/2026	370,000	312,252
Northern Oil and Gas, Inc. 8.13%, 3/1/2028(a)	750,000	786,544
NuStar Logistics LP 6.38%, 10/1/2030	75,000	83,409
Oasis Midstream Partners LP 8.00%, 4/1/2029(a)	505,000	525,937
Oasis Petroleum, Inc. 6.38%, 6/1/2026(a)	435,000	450,777
Occidental Petroleum Corp. 7.15%, 5/15/2028	75,000	86,924
6.38%, 9/1/2028	165,000	192,812
8.88%, 7/15/2030	400,000	540,302
6.63%, 9/1/2030	765,000	934,444
6.13%, 1/1/2031	400,000	473,080
7.50%, 5/1/2031	430,000	547,631
7.88%, 9/15/2031	245,000	319,110
6.45%, 9/15/2036	95,000	115,038
Zero Coupon,10/10/2036	945,000	497,075
Parkland Corp. 5.88%, 7/15/2027(a)	320,000	341,821
4.50%, 10/1/2029(a)	100,000	103,000
PBF Holding Co. LLC 9.25%, 5/15/2025(a)	1,480,000	1,359,750
7.25%, 6/15/2025	925,000	557,312
6.00%, 2/15/2028	1,200,000	628,374
PBF Logistics LP 6.88%, 5/15/2023	125,000	121,250
Range Resources Corp. 8.25%, 1/15/2029(a)	175,000	193,970
Renewable Energy Group, Inc. 5.88%, 6/1/2028(a)	660,000	689,182
Rockies Express Pipeline LLC 4.80%, 5/15/2030(a)	150,000	152,024
6.88%, 4/15/2040(a)	90,000	95,106
Rockpoint Gas Storage Canada Ltd. 7.00%, 3/31/2023(a)	100,000	102,062
SM Energy Co. 5.63%, 6/1/2025	150,000	147,185
6.50%, 7/15/2028	250,000	249,380
Southwestern Energy Co. 7.50%, 4/1/2026	220,000	232,643
7.75%, 10/1/2027	175,000	187,924
8.38%, 9/15/2028	130,000	145,452
Strathcona Resources Ltd. 6.88%, 8/1/2026(a)	555,000	550,074
Summit Midstream Holdings LLC 5.75%, 4/15/2025	315,000	291,049

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Sunoco LP 5.50%, 2/15/2026	215,000	221,450
6.00%, 4/15/2027	555,000	580,011
Tallgrass Energy Partners LP 6.00%, 3/1/2027(a)	240,000	248,412
5.50%, 1/15/2028(a)	500,000	512,505
6.00%, 12/31/2030(a)	960,000	1,010,074
Teine Energy Ltd. 6.88%, 4/15/2029(a)	345,000	351,041
Topaz Solar Farms LLC 5.75%, 9/30/2039(a)	95,185	111,050
Venture Global Calcasieu Pass LLC 4.13%, 8/15/2031(a)	100,000	103,625
Vine Energy Holdings LLC 6.75%, 4/15/2029(a)	1,225,000	1,280,125
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	630,000	605,487
Western Midstream Operating LP 5.45%, 4/1/2044	75,000	84,480
5.30%, 3/1/2048	100,000	110,457
6.50%, 2/1/2050(d)	225,000	265,180

		51,024,477

Paper & Forest Products - 0.2%
Mercer International, Inc. 5.13%, 2/1/2029	235,000	239,994
Resolute Forest Products, Inc. 4.88%, 3/1/2026(a)	200,000	207,173
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026(a)	315,000	335,193

		782,360

Personal Products - 0.3%
Avon Products, Inc. 6.50%, 3/15/2023(d)	110,000	117,288
Coty, Inc. 5.00%, 4/15/2026(a)	495,000	500,158
Oriflame Investment Holding plc 5.13%, 5/4/2026(a)	250,000	257,375
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	145,000	153,670

		1,028,491

Pharmaceuticals - 2.3%
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	740,000	801,975
8.50%, 1/31/2027(a)	1,070,000	1,158,275
Bausch Health Cos., Inc. 6.13%, 4/15/2025(a)	1,930,000	1,972,219
7.00%, 1/15/2028(a)	750,000	788,602
4.88%, 6/1/2028(a)	500,000	515,000
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027(a)	120,000	125,971
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028(a)	825,000	844,004
Herbalife Nutrition Ltd. 7.88%, 9/1/2025(a)	497,000	540,487

Investments	Principal Amount ($)	Value ($)
HLF Financing Sarl LLC 4.88%, 6/1/2029(a)	720,000	727,798
Jazz Securities DAC 4.38%, 1/15/2029(a)	265,000	276,292
Organon & Co. 4.13%, 4/30/2028(a)	235,000	241,278
5.13%, 4/30/2031(a)	577,000	595,031
P&L Development LLC 7.75%, 11/15/2025(a)	300,000	314,604

		8,901,536

Professional Services - 0.4%
AMN Healthcare, Inc. 4.63%, 10/1/2027(a)	110,000	114,915
ASGN, Inc. 4.63%, 5/15/2028(a)	295,000	306,742
CoreLogic, Inc. 4.50%, 5/1/2028(a)	900,000	899,924
KBR, Inc. 4.75%, 9/30/2028(a)	160,000	162,133
Korn Ferry 4.63%, 12/15/2027(a)	160,000	165,747

		1,649,461

Real Estate Management & Development - 0.7%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028(a)	435,000	468,434
Forestar Group, Inc. 3.85%, 5/15/2026(a)	321,000	325,244
5.00%, 3/1/2028(a)	150,000	156,845
Howard Hughes Corp. (The) 5.38%, 8/1/2028(a)	345,000	365,700
4.13%, 2/1/2029(a)	200,000	198,585
Hunt Cos., Inc. 5.25%, 4/15/2029(a)	675,000	662,269
Kennedy-Wilson, Inc. 5.00%, 3/1/2031	75,000	77,115
Realogy Group LLC 5.75%, 1/15/2029(a)	260,000	273,007

		2,527,199

Road & Rail - 0.8%
NESCO Holdings II, Inc. 5.50%, 4/15/2029(a)	1,025,000	1,059,619
Uber Technologies, Inc. 7.50%, 5/15/2025(a)	342,000	367,120
7.50%, 9/15/2027(a)	715,000	782,196
6.25%, 1/15/2028(a)	525,000	568,349
Watco Cos. LLC 6.50%, 6/15/2027(a)	255,000	273,057

		3,050,341

Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027(a)	395,000	425,067

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Software - 1.9%
Camelot Finance SA 4.50%, 11/1/2026(a)	225,000	234,844
CDK Global, Inc. 5.25%, 5/15/2029(a)	40,000	43,638
Change Healthcare Holdings LLC 5.75%, 3/1/2025(a)	490,000	496,125
Clarivate Science Holdings Corp. 4.88%, 6/30/2029(a)	1,365,000	1,378,404
Helios Software Holdings, Inc. 4.63%, 5/1/2028(a)	540,000	533,250
J2 Global, Inc. 4.63%, 10/15/2030(a)	500,000	531,892
LogMeIn, Inc. 5.50%, 9/1/2027(a)	390,000	405,620
NortonLifeLock, Inc. 5.00%, 4/15/2025(a)	595,000	603,229
Open Text Corp. 5.88%, 6/1/2026(a)	300,000	310,155
3.88%, 2/15/2028(a)	250,000	258,665
Open Text Holdings, Inc. 4.13%, 2/15/2030(a)	210,000	217,126
Rocket Software, Inc. 6.50%, 2/15/2029(a)	540,000	537,999
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	770,000	815,892
Veritas US, Inc. 7.50%, 9/1/2025(a)	900,000	934,106

		7,300,945

Specialty Retail - 4.4%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026(a)	350,000	330,313
AAG FH LP 9.75%, 7/15/2024(a)	100,000	99,505
Academy Ltd. 6.00%, 11/15/2027(a)	240,000	258,554
Ambience Merger Sub, Inc. 7.13%, 7/15/2029(a)	655,000	664,105
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027(a)(b)	470,000	473,071
Carvana Co. 5.63%, 10/1/2025(a)	335,000	348,256
5.50%, 4/15/2027(a)	670,000	694,288
5.88%, 10/1/2028(a)	670,000	710,642
eG Global Finance plc 6.75%, 2/7/2025(a)	285,000	292,484
Ken Garff Automotive LLC 4.88%, 9/15/2028(a)	265,000	272,931
LBM Acquisition LLC 6.25%, 1/15/2029(a)	980,000	983,165
LCM Investments Holdings II LLC 4.88%, 5/1/2029(a)	75,000	76,989
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026(a)	990,000	1,035,832

Investments	Principal Amount ($)	Value ($)
Michaels Cos., Inc. (The) 5.25%, 5/1/2028(a)	1,020,000	1,057,011
7.88%, 5/1/2029(a)	1,555,000	1,615,676
Murphy Oil USA, Inc. 4.75%, 9/15/2029	180,000	191,377
Park River Holdings, Inc. 5.63%, 2/1/2029(a)	355,000	348,786
6.75%, 8/1/2029(a)	535,000	541,085
PetSmart, Inc. 4.75%, 2/15/2028(a)	250,000	259,902
7.75%, 2/15/2029(a)	725,000	795,706
Rent-A-Center, Inc. 6.38%, 2/15/2029(a)	740,000	797,098
Sonic Automotive, Inc. 6.13%, 3/15/2027	25,000	26,118
SRS Distribution, Inc. 4.63%, 7/1/2028(a)	115,000	117,444
6.13%, 7/1/2029(a)	530,000	543,091
Staples, Inc. 7.50%, 4/15/2026(a)	2,395,000	2,434,003
10.75%, 4/15/2027(a)	1,115,000	1,083,083
White Cap Buyer LLC 6.88%, 10/15/2028(a)	710,000	759,004
White Cap Parent LLC 8.25%, 3/15/2026(a)(b)	85,000	87,767

		16,897,286

Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. 5.13%, 4/15/2029(a)	180,000	187,609
6.13%, 9/1/2029(a)	190,000	206,728
Seagate HDD Cayman 4.13%, 1/15/2031(a)	75,000	78,562
5.75%, 12/1/2034	50,000	59,315
Xerox Corp. 6.75%, 12/15/2039	75,000	84,765
Xerox Holdings Corp. 5.00%, 8/15/2025(a)	545,000	581,583
5.50%, 8/15/2028(a)	880,000	929,522

		2,128,084

Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.25%, 3/15/2029(a)	240,000	248,609
Eagle Intermediate Global Holding BV 7.50%, 5/1/2025(a)	950,000	891,922
G-III Apparel Group Ltd. 7.88%, 8/15/2025(a)	95,000	103,536
William Carter Co. (The) 5.63%, 3/15/2027(a)	350,000	366,625
Wolverine World Wide, Inc. 5.00%, 9/1/2026(a)	200,000	206,225

		1,816,917

Thrifts & Mortgage Finance - 2.1%
Freedom Mortgage Corp. 7.63%, 5/1/2026(a)	795,000	817,856
6.63%, 1/15/2027(a)	725,000	705,095

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Home Point Capital, Inc. 5.00%, 2/1/2026(a)	805,000	743,900
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025(a)	235,000	239,215
REIT, 4.25%, 2/1/2027(a)	235,000	234,904
REIT, 4.75%, 6/15/2029(a)	65,000	64,838
LD Holdings Group LLC 6.50%, 11/1/2025(a)	360,000	367,992
6.13%, 4/1/2028(a)	710,000	705,818
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(a)	1,020,000	1,039,125
5.13%, 12/15/2030(a)	230,000	230,000
NMI Holdings, Inc. 7.38%, 6/1/2025(a)	100,000	114,331
PennyMac Financial Services, Inc. 5.38%, 10/15/2025(a)	260,000	273,612
4.25%, 2/15/2029(a)	75,000	72,703
PHH Mortgage Corp. 7.88%, 3/15/2026(a)	580,000	597,989
Provident Funding Associates LP 6.38%, 6/15/2025(a)	180,000	184,329
Quicken Loans LLC 3.63%, 3/1/2029(a)	200,000	200,793
3.88%, 3/1/2031(a)	150,000	153,361
United Wholesale Mortgage LLC 5.50%, 11/15/2025(a)	310,000	319,191
5.50%, 4/15/2029(a)	905,000	899,525

		7,964,577

Tobacco - 0.4%
Turning Point Brands, Inc. 5.63%, 2/15/2026(a)	155,000	161,712
Vector Group Ltd. 10.50%, 11/1/2026(a)	375,000	400,275
5.75%, 2/1/2029(a)	1,125,000	1,146,375

		1,708,362

Trading Companies & Distributors - 0.7%
Alta Equipment Group, Inc. 5.63%, 4/15/2026(a)	285,000	296,015
Beacon Roofing Supply, Inc. 4.13%, 5/15/2029(a)	100,000	99,877
Brightstar Escrow Corp. 9.75%, 10/15/2025(a)	380,000	407,218
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/2027(a)	200,000	228,499
5.50%, 5/1/2028(a)	730,000	760,112
Foundation Building Materials, Inc. 6.00%, 3/1/2029(a)	380,000	374,247

Investments	Principal Amount ($)	Value ($)
Imola Merger Corp. 4.75%, 5/15/2029(a)	380,000	392,724

		2,558,692

Transportation Infrastructure - 0.1%
North Queensland Export Terminal Pty. Ltd. 4.45%, 12/15/2022(a)	315,000	301,433

Water Utilities - 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026(a)	265,000	277,914

Wireless Telecommunication Services - 1.1%
C&W Senior Financing DAC 6.88%, 9/15/2027(a)	470,000	499,257
Connect Finco SARL 6.75%, 10/1/2026(a)	880,000	926,200
Sprint Corp. 7.63%, 3/1/2026	165,000	201,759
T-Mobile USA, Inc. 4.50%, 2/1/2026	444,000	454,878
Vmed O2 UK Financing I plc 4.25%, 1/31/2031(a)	1,661,000	1,648,676
4.75%, 7/15/2031(a)	260,000	265,881
Vodafone Group plc 7.00%, 4/4/2079(c)	240,000	298,119

		4,294,770

TOTAL CORPORATE BONDS (Cost $370,297,514)		375,712,949

Investments	Shares	Value ($)
COMMON STOCKS - 0.0%(f)
Oil, Gas & Consumable Fuels - 0.0%(f)
Whiting Petroleum Corp.* (Cost $30)	1	35

Total Investments - 97.6% (Cost $370,297,544)		375,712,984
Other assets less liabilities - 2.4%		9,069,700

Net Assets - 100.0%		384,782,684

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Payment in-kind security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2021.

(e)

Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $696,421, which represents approximately 0.18% of net assets of the Fund.

(f)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 90.8%

Aerospace & Defense - 0.6%
Boeing Co. (The)
2.30%, 8/1/2021	1,070,000	1,070,000
8.75%, 8/15/2021	827,000	829,353
1.17%, 2/4/2023	600,000	602,061

		2,501,414

Agricultural & Farm Machinery - 0.4%
CNH Industrial Capital LLC
3.88%, 10/15/2021	500,000	503,437
4.38%, 4/5/2022	474,000	486,180
1.95%, 7/2/2023	730,000	749,118

		1,738,735

Agricultural Products - 0.9%
Cargill, Inc.
1.38%, 7/23/2023(a)	2,100,000	2,141,692
0.40%, 2/2/2024(a)	1,200,000	1,197,598

		3,339,290

Airlines - 0.2%
Southwest Airlines Co.
4.75%, 5/4/2023	670,000	718,145

Apparel, Accessories & Luxury Goods - 0.4%
VF Corp.
2.05%, 4/23/2022	1,500,000	1,518,495

Application Software - 0.4%
salesforce.com, Inc.
0.63%, 7/15/2024	1,550,000	1,554,359

Asset Management & Custody Banks - 0.3%
Ares Capital Corp.
3.50%, 2/10/2023	1,100,000	1,140,640

Automobile Manufacturers - 3.8%
BMW US Capital LLC
3.80%, 4/6/2023(a)	1,500,000	1,583,616
(SOFR + 0.53%), 0.58%, 4/1/2024(a)(b)	900,000	908,553
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.90%), 1.06%, 2/15/2022(a)(b)	1,000,000	1,004,664
0.75%, 3/1/2024(a)	2,600,000	2,608,020
Hyundai Capital America
1.25%, 9/18/2023(a)	910,000	918,344
0.80%, 1/8/2024(a)	1,900,000	1,893,261
0.88%, 6/14/2024(a)	1,000,000	998,555

Investments	Principal Amount ($)	Value ($)
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 0.76%,
9/21/2021(a)(b)	762,000	762,312
(ICE LIBOR USD 3 Month + 0.89%), 1.02%, 1/13/2022(a)(b)	1,500,000	1,503,251
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(a)	1,000,000	1,003,967
3.13%, 5/12/2023(a)	1,410,000	1,471,303

		14,655,846

Automotive Retail - 0.5%
AutoZone, Inc.
3.70%, 4/15/2022	2,000,000	2,030,439

Biotechnology - 1.0%
AbbVie, Inc.
2.15%, 11/19/2021	500,000	502,974
5.00%, 12/15/2021	1,000,000	1,005,761
Gilead Sciences, Inc.
0.75%, 9/29/2023	2,300,000	2,301,348

		3,810,083

Broadcasting - 0.2%
Fox Corp.
3.67%, 1/25/2022	800,000	813,055

Cable & Satellite - 0.6%
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.63%), 0.76%, 4/15/2024(b)	1,100,000	1,113,570
Sky Ltd.
3.75%, 9/16/2024(a)	1,140,000	1,247,472

		2,361,042

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
0.65%, 7/15/2023	1,080,000	1,082,345

Consumer Finance - 3.5%
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.37%), 0.53%, 5/10/2023(b)	2,500,000	2,510,223
0.88%, 7/7/2023	2,670,000	2,697,699
(ICE LIBOR USD 3 Month + 0.42%), 0.55%, 9/8/2023(b)	600,000	603,658
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 1.07%, 3/9/2022(b)	235,000	236,088

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 0.72%), 0.85%, 1/30/2023(b)	1,500,000	1,512,161
3.50%, 6/15/2023	1,000,000	1,056,489
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.28%, 11/6/2021(b)	1,500,000	1,503,366
4.15%, 6/19/2023	765,000	813,975
1.70%, 8/18/2023	380,000	387,877
(SOFR + 0.76%), 0.80%, 3/8/2024(b)	800,000	806,372
PACCAR Financial Corp.
2.00%, 9/26/2022	200,000	204,084
2.65%, 4/6/2023	1,000,000	1,039,965

		13,371,957

Data Processing & Outsourced Services - 1.2%
Fidelity National Information Services, Inc.
0.60%, 3/1/2024	910,000	909,887
PayPal Holdings, Inc.
1.35%, 6/1/2023	3,640,000	3,709,693

		4,619,580

Diversified Banks - 20.8%
Bank of America Corp.
(Bloomberg 3 Month Short Term Bank Yield Index + 0.43%), 0.54%, 5/28/2024(b)	5,000,000	5,007,500
(SOFR + 0.73%), 0.78%, 10/24/2024(b)	2,200,000	2,216,314
Bank of Montreal
0.63%, 7/9/2024	1,100,000	1,101,942
Bank of Nova Scotia (The)
1.63%, 5/1/2023	2,000,000	2,047,237
(SOFR + 0.55%), 0.58%, 3/2/2026(b)	5,000,000	5,004,901
Banque Federative du Credit Mutuel SA
2.13%, 11/21/2022(a)	1,400,000	1,433,821
(ICE LIBOR USD 3 Month + 0.96%), 1.09%, 7/20/2023(a)(b)	1,000,000	1,017,008
Barclays Bank plc
1.70%, 5/12/2022	1,090,000	1,101,417
Barclays plc
3.20%, 8/10/2021	500,000	500,286
BNP Paribas SA
2.95%, 5/23/2022(a)	1,300,000	1,327,927
Canadian Imperial Bank of Commerce
(SOFR + 0.80%), 0.85%, 3/17/2023(b)	2,400,000	2,424,978
Citigroup, Inc.
(SOFR + 0.67%), 0.70%, 5/1/2025(b)	950,000	954,734

Investments	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA
(SOFR + 0.30%), 0.35%, 1/12/2024(b)	2,000,000	2,004,772
HSBC Holdings plc
3.26%, 3/13/2023(c)	1,100,000	1,119,710
ING Groep NV
3.15%, 3/29/2022	291,000	296,673
(SOFR + 1.01%), 1.06%, 4/1/2027(b)	4,000,000	4,039,831
JPMorgan Chase & Co.
3.21%, 4/1/2023(c)	1,000,000	1,019,304
2.78%, 4/25/2023(c)	100,000	101,800
1.51%, 6/1/2024(c)	3,650,000	3,722,250
Lloyds Banking Group plc
2.86%, 3/17/2023(c)	2,600,000	2,640,187
1.33%, 6/15/2023(c)	400,000	403,029
4.05%, 8/16/2023	650,000	695,608
Mitsubishi UFJ Financial Group, Inc.
3.22%, 3/7/2022	700,000	712,509
2.62%, 7/18/2022	2,970,000	3,038,061
3.46%, 3/2/2023	500,000	524,462
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.88%), 1.00%, 9/11/2022(b)	600,000	605,294
(ICE LIBOR USD 3 Month + 0.84%), 0.97%, 7/16/2023(b)	700,000	704,412
(ICE LIBOR USD 3 Month + 0.85%), 0.97%, 9/13/2023(b)	2,250,000	2,265,480
(ICE LIBOR USD 3 Month + 0.61%), 0.74%, 9/8/2024(b)	3,100,000	3,118,661
NatWest Markets plc
(SOFR + 0.53%), 0.56%, 8/12/2024(a)(b)	600,000	601,885
Nordea Bank Abp
1.00%, 6/9/2023(a)	640,000	648,144
0.63%, 5/24/2024(a)	2,100,000	2,105,217
Royal Bank of Canada
(SOFR + 0.53%), 0.57%, 1/20/2026(b)	3,000,000	3,013,543
(SOFR + 0.57%), 0.62%, 4/27/2026(b)	2,000,000	2,005,201
Santander UK Group Holdings plc
2.88%, 8/5/2021	5,500,000	5,500,789
Skandinaviska Enskilda Banken AB
2.20%, 12/12/2022(a)	600,000	615,752
(ICE LIBOR USD 3 Month + 0.32%), 0.45%, 9/1/2023(a)(b)	3,000,000	3,008,703

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
0.51%, 1/12/2024	300,000	299,869
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/12/2023(a)	1,300,000	1,310,461
Swedbank AB
1.30%, 6/2/2023(a)	400,000	406,636
Toronto-Dominion Bank (The)
(SOFR + 0.24%), 0.29%, 1/6/2023(b)	3,000,000	3,003,726
0.45%, 9/11/2023	2,000,000	2,003,775
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.66%), 0.78%, 9/9/2022(b)	1,000,000	1,001,089
Westpac Banking Corp.
(ICE LIBOR USD 3 Month + 0.57%), 0.69%, 1/11/2023(b)	1,035,000	1,043,005
(SOFR + 0.52%), 0.56%, 6/3/2026(b)	2,668,000	2,677,158

		80,395,061

Diversified Capital Markets - 4.1%
Credit Suisse AG
3.00%, 10/29/2021	250,000	251,681
(SOFR + 0.45%), 0.50%, 2/4/2022(b)	3,000,000	3,004,674
2.80%, 4/8/2022	2,300,000	2,340,733
Deutsche Bank AG
4.25%, 10/14/2021	3,160,000	3,184,071
(ICE LIBOR USD 3 Month + 1.19%), 1.35%, 11/16/2022(b)	1,250,000	1,259,355
0.90%, 5/28/2024	1,100,000	1,099,404
Macquarie Bank Ltd.
2.10%, 10/17/2022(a)	700,000	715,949
UBS AG
(SOFR + 0.32%), 0.36%, 6/1/2023(a)(b)	3,500,000	3,511,275
UBS Group AG
3.49%, 5/23/2023(a)	620,000	635,399

		16,002,541

Diversified Chemicals - 0.8%
LYB International Finance III LLC
(ICE LIBOR USD 3 Month + 1.00%), 1.14%, 10/1/2023(b)	3,240,000	3,244,600

Diversified Metals & Mining - 0.3%
Glencore Finance Canada Ltd.
4.95%, 11/15/2021(a)	1,000,000	1,013,023

Investments	Principal Amount ($)	Value ($)
Electric Utilities - 4.5%
American Electric Power Co., Inc.
Series A, (ICE LIBOR USD 3 Month + 0.48%), 0.66%, 11/1/2023(b)	1,500,000	1,501,107
Duke Energy Corp.
1.80%, 9/1/2021	315,000	315,000
2.40%, 8/15/2022	250,000	255,061
Duke Energy Progress LLC
Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.34%, 2/18/2022(b)	2,600,000	2,600,060
Entergy Louisiana LLC
0.62%, 11/17/2023	1,500,000	1,501,292
Mississippi Power Co.
Series A, (SOFR + 0.30%), 0.35%, 6/28/2024(b)	1,000,000	1,001,220
NextEra Energy Capital
Holdings, Inc.
2.40%, 9/1/2021	2,487,000	2,491,255
(ICE LIBOR USD 3 Month + 0.27%), 0.42%, 2/22/2023(b)	2,221,000	2,221,313
OGE Energy Corp.
0.70%, 5/26/2023	1,540,000	1,540,783
PPL Electric Utilities Corp.
(ICE LIBOR USD 3 Month + 0.25%), 0.40%, 9/28/2023 (b)	850,000	850,182
(SOFR + 0.33%), 0.38%, 6/24/2024(b)	1,360,000	1,360,626
Southern Co. (The)
Series 21-A, 0.60%, 2/26/2024	1,940,000	1,946,064

		17,583,963

Financial Exchanges & Data - 0.8%
Intercontinental Exchange, Inc.
0.70%, 6/15/2023	600,000	603,791
(ICE LIBOR USD 3 Month + 0.65%), 0.77%, 6/15/2023(b)	1,300,000	1,300,689
Nasdaq, Inc.
0.45%, 12/21/2022	1,200,000	1,200,648

		3,105,128

Food Retail - 0.1%
7-Eleven, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 0.61%, 8/10/2022(a)(b)	300,000	300,077

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Gas Utilities - 1.7%
CenterPoint Energy Resources Corp.
0.70%, 3/2/2023	1,420,000	1,420,419
3.55%, 4/1/2023	750,000	785,892
ONE Gas, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 0.73%, 3/11/2023(b)	4,100,000	4,101,592
Southern Natural Gas Co. LLC
0.63%, 4/28/2023(a)	180,000	179,881

		6,487,784

Health Care Equipment - 1.9%
Becton Dickinson and Co.
(ICE LIBOR USD 3 Month + 1.03%), 1.16%, 6/6/2022(b)	2,000,000	2,015,631
DH Europe Finance II Sarl
2.05%, 11/15/2022	3,300,000	3,377,156
Stryker Corp.
0.60%, 12/1/2023	1,910,000	1,910,405

		7,303,192

Health Care Services - 0.6%
CVS Health Corp.
2.75%, 12/1/2022	610,000	626,469
3.70%, 3/9/2023	1,614,000	1,696,204

		2,322,673

Homebuilding - 0.4%
DR Horton, Inc.
4.38%, 9/15/2022	500,000	516,836
Lennar Corp.
4.88%, 12/15/2023	940,000	1,022,306

		1,539,142

Household Products - 0.3%
Clorox Co. (The)
3.80%, 11/15/2021	1,000,000	1,009,965

Industrial Conglomerates - 0.8%
General Electric Co.
(ICE LIBOR USD 3 Month + 0.30%), 0.43%, 5/13/2024(b)	3,000,000	2,995,805
Roper Technologies, Inc.
0.45%, 8/15/2022	290,000	290,368

		3,286,173

Industrial Machinery - 1.0%
Otis Worldwide Corp.
(ICE LIBOR USD 3 Month + 0.45%), 0.59%, 4/5/2023(b)	3,705,000	3,705,277

Insurance Brokers - 0.5%
Aon Corp.
2.20%, 11/15/2022	1,752,000	1,795,163

Investments	Principal Amount ($)	Value ($)
Integrated Oil & Gas - 1.4%
BP Capital Markets America, Inc.
2.94%, 4/6/2023	300,000	312,840
Chevron Corp.
1.14%, 5/11/2023	1,280,000	1,299,709
Chevron USA, Inc.
(ICE LIBOR USD 3 Month + 0.20%), 0.36%, 8/11/2023(b)	3,770,000	3,781,584
Saudi Arabian Oil Co.
1.25%, 11/24/2023(a)	200,000	202,179

		5,596,312

Integrated Telecommunication Services - 3.6%
AT&T, Inc.
(SOFR + 0.64%), 0.69%, 3/25/2024(b)	1,160,000	1,162,797
(ICE LIBOR USD 3 Month + 1.18%), 1.30%, 6/12/2024(b)	3,800,000	3,896,888
Bell Canada
Series US-3, 0.75%, 3/17/2024	3,000,000	3,018,064
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 3/16/2022(b)	1,500,000	1,508,975
(SOFR + 0.50%), 0.55%, 3/22/2024(b)	400,000	402,824
(ICE LIBOR USD 3 Month + 1.10%), 1.26%, 5/15/2025(b)	1,000,000	1,029,849
(SOFR + 0.79%), 0.84%, 3/20/2026(b)	3,000,000	3,054,153

		14,073,550

Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc.
0.45%, 5/12/2024	1,640,000	1,640,514

Investment Banking & Brokerage - 2.9%
Charles Schwab Corp. (The)
(SOFR + 0.50%), 0.55%, 3/18/2024(b)	1,640,000	1,653,371
Goldman Sachs Group, Inc. (The)
(SOFR + 0.41%), 0.46%, 1/27/2023(b)	1,000,000	1,000,666
(SOFR + 0.54%), 0.59%, 11/17/2023(b)	3,100,000	3,108,295
Morgan Stanley
2.75%, 5/19/2022	845,000	862,210
(SOFR + 0.70%), 0.75%, 1/20/2023(b)	1,200,000	1,203,389
0.56%, 11/10/2023(c)	3,560,000	3,567,172

		11,395,103

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Life & Health Insurance - 1.5%
Athene Global Funding
3.00%, 7/1/2022(a)	269,000	275,536
1.20%, 10/13/2023(a)	2,400,000	2,431,783
(ICE LIBOR USD 3 Month + 0.73%), 0.86%, 1/8/2024(a)(b)	1,000,000	1,009,795
Brighthouse Financial Global Funding
0.60%, 6/28/2023(a)	680,000	681,222
Protective Life Global Funding
0.63%, 10/13/2023(a)	900,000	904,445
Security Benefit Global Funding
1.25%, 5/17/2024(a)	700,000	702,608

		6,005,389

Managed Health Care - 2.4%
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.02%, 7/15/2023(b)	2,600,000	2,634,183
Humana, Inc.
0.65%, 8/3/2023	760,000	760,183
UnitedHealth Group, Inc.
3.35%, 7/15/2022	4,026,000	4,145,603
0.55%, 5/15/2024	1,680,000	1,682,898

		9,222,867

Multi-line Insurance - 0.6%
American International Group, Inc.
4.88%, 6/1/2022	2,126,000	2,204,458

Multi-Utilities - 3.1%
Ameren Illinois Co.
0.38%, 6/15/2023	670,000	672,027
CenterPoint Energy, Inc.
(SOFR + 0.65%), 0.68%, 5/13/2024(b)	1,180,000	1,181,577
Consolidated Edison, Inc.
Series A, 0.65%, 12/1/2023	4,100,000	4,103,009
Consumers Energy Co.
0.35%, 6/1/2023	960,000	960,821
Dominion Energy, Inc.
Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 9/15/2023(b)	2,000,000	2,002,181
DTE Energy Co.
Series H, 0.55%, 11/1/2022	3,000,000	3,009,861

		11,929,476

Oil & Gas Exploration & Production - 2.0%
Canadian Natural Resources Ltd.
3.45%, 11/15/2021	4,123,000	4,127,332

Investments	Principal Amount ($)	Value ($)
Pioneer Natural Resources Co.
0.75%, 1/15/2024	3,500,000	3,501,260

		7,628,592

Oil & Gas Refining & Marketing - 2.9%
Phillips
66 4.30%, 4/1/2022	940,000	964,782
3.70%, 4/6/2023	600,000	631,945
(ICE LIBOR USD 3 Month + 0.62%), 0.78%, 2/15/2024(b)	3,800,000	3,803,732
Valero Energy Corp.
1.20%, 3/15/2024	5,840,000	5,894,484

		11,294,943

Oil & Gas Storage & Transportation - 0.2%
Enbridge, Inc.
(SOFR +104 0.40%), 0.45%, 2/17/2023(b)	690,000	691,578

Other Diversified Financial Services - 0.4%
Siemens Financieringsmaatschappij NV
(SOFR + 0.43%), 0.48%, 3/11/2024(a)(b)	1,750,000	1,763,967

Packaged Foods & Meats - 0.5%
General Mills, Inc.
(ICE LIBOR USD 3 Month + 1.01%), 1.14%, 10/17/2023(b)	650,000	659,041
Hormel Foods Corp.
0.65%, 6/3/2024	280,000	280,955
McCormick & Co., Inc.
0.90%, 2/15/2026	670,000	665,632
Mondelez International Holdings Netherlands BV
2.13%, 9/19/2022(a)	360,000	367,332

		1,972,960

Paper Products - 0.6%
Georgia-Pacific LLC
0.63%, 5/15/2024(a)	2,300,000	2,307,272

Pharmaceuticals - 1.8%
AstraZeneca plc
(ICE LIBOR USD 3 Month + 0.67%), 0.82%, 8/17/2023(b)	580,000	585,776
Bristol-Myers Squibb Co.
0.54%, 11/13/2023	1,700,000	1,701,811
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	1,120,000	1,171,331
Viatris, Inc.
1.13%, 6/22/2022(a)	3,379,000	3,399,457

		6,858,375

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Railroads - 0.3%
Canadian Pacific Railway Co.
4.50%, 1/15/2022	999,000	1,017,249

Regional Banks - 5.3%
Capital One Bank USA NA
2.01%, 1/27/2023(c)	3,150,000	3,175,849
3.38%, 2/15/2023	350,000	365,560
Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.72%), 0.87%, 2/14/2022(b)	2,000,000	2,006,333
3.25%, 2/14/2022	1,088,000	1,102,781
Fifth Third Bancorp
2.60%, 6/15/2022	854,000	869,971
KeyBank NA
2.40%, 6/9/2022	615,000	626,539
(SOFR + 0.34%), 0.39%, 1/3/2024(b)	2,940,000	2,943,602
(SOFR + 0.32%), 0.37%, 6/14/2024(b)	3,000,000	3,007,348
Truist Financial Corp.
3.05%, 6/20/2022	2,268,000	2,319,336
(SOFR + 0.40%), 0.44%, 6/9/2025(b)	4,000,000	4,005,152

		20,422,471

Research & Consulting Services - 0.1%
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 1.03%, 8/15/2021(b)	400,000	400,122

Residential REITs - 0.3%
American Campus Communities Operating Partnership LP
REIT, 3.75%, 4/15/2023	985,000	1,031,156

Restaurants - 0.2%
Starbucks Corp.
1.30%, 5/7/2022	704,000	709,805

Semiconductors - 1.7%
Microchip Technology, Inc.
0.98%, 9/1/2024(a)	870,000	869,124
NVIDIA Corp.
0.31%, 6/15/2023	3,640,000	3,638,491
0.58%, 6/14/2024	2,050,000	2,058,579

		6,566,194

Soft Drinks - 1.0%
Keurig Dr Pepper, Inc.
0.75%, 3/15/2024	3,700,000	3,705,817

Investments	Principal Amount ($)	Value ($)
Specialized Finance - 0.3%
Element Fleet Management Corp.
1.60%, 4/6/2024(a)	500,000	508,841
NTT Finance Corp.
0.58%, 3/1/2024(a)	600,000	600,529

		1,109,370

Specialized REITs - 0.8%
American Tower Corp.
REIT, 2.25%, 1/15/2022	640,000	645,637
REIT, 4.70%3/15/2022	500,000	513,509
Crown Castle International Corp.
REIT, 3.15%, 7/15/2023	1,800,000	1,889,465

		3,048,611

Systems Software - 0.1%
VMware, Inc.
0.60%, 8/15/2023	590,000	591,085

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC
5.45%, 6/15/2023	1,000,000	1,082,003
Hewlett Packard Enterprise Co.
3.50%, 10/5/2021	800,000	802,348
2.25%, 4/1/2023	400,000	410,987

		2,295,338

Trading Companies & Distributors - 1.4%
Air Lease Corp.
3.50%, 1/15/2022	960,000	973,994
3.75%, 2/1/2022	1,000,000	1,010,784
(ICE LIBOR USD 3 Month + 0.35%), 0.49%, 12/15/2022(b)	2,000,000	2,002,444
0.70%, 2/15/2024	1,000,000	997,482
GATX Corp.
4.75%, 6/15/2022	539,000	558,249

		5,542,953

Trucking - 0.9%
Ryder System, Inc.
3.45%, 11/15/2021	1,835,000	1,846,092
2.88%, 6/1/2022	1,200,000	1,223,656
3.40%, 3/1/2023	300,000	313,319

		3,383,067

Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc.
(ICE LIBOR USD 3 Month + 0.60%), 0.73%, 3/22/2022(b)	2,500,000	2,506,956

TOTAL CORPORATE BONDS (Cost $349,556,167)		351,264,737

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 5.8%

AmeriCredit Automobile Receivables Trust Series 2020-3, Class A2, 0.42%, 3/18/2024	1,153,404	1,154,457
Series 2021-1, Class A2, 0.28%, 6/18/2024	1,813,562	1,814,429
Series 2021-2, Class A2, 0.26%, 11/18/2024	1,000,000	1,000,553
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	880,000	894,540
Barclays Dryrock Issuance Trust Series 2019-1, Class A, 1.96%, 5/15/2025	700,000	711,815
BMW Vehicle Owner Trust Series 2020-A, Class A2, 0.39%, 2/27/2023	411,147	411,352
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2, 1.72%, 8/15/2024	900,000	914,584
CarMax Auto Owner Trust Series 2020-3, Class A2A, 0.49%, 6/15/2023	153,985	154,111
Enterprise Fleet Financing LLC Series 2019-2, Class A2, 2.29%, 2/20/2025(a)	597,235	604,677
Ford Credit Auto Owner Trust Series 2020-A, Class A2, 1.03%, 10/15/2022	20,948	20,960
Series 2020-B, Class A2, 0.50%, 2/15/2023	709,432	709,952
Series 2020-C, Class A2, 0.25%, 10/15/2023	599,489	599,848
Ford Credit Floorplan Master Owner Trust A Series 2019-1, Class A, 2.84%, 3/15/2024	500,000	508,159
GM Financial Automobile Leasing Trust Series 2020-1, Class A3, 1.67%, 12/20/2022	512,800	515,648
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A2A, 1.50%, 3/16/2023	30,625	30,663
Honda Auto Receivables Owner Trust Series 2020-2, Class A2, 0.74%, 11/15/2022	212,102	212,299
Hyundai Auto Receivables Trust Series 2020-B, Class A2, 0.38%, 3/15/2023	466,178	466,443
John Deere Owner Trust Series 2020-B, Class A2, 0.41%, 3/15/2023	185,774	185,885
Mercedes-Benz Auto Lease Trust Series 2020-B, Class A2, 0.31%, 2/15/2023	428,897	429,140

Investments	Principal Amount ($)	Value ($)
Mercedes-Benz Auto Receivables Trust Series 2020-1, Class A2, 0.46%, 3/15/2023	347,546	347,816
Santander Drive Auto Receivables Trust Series 2020-4, Class A2, 0.42%, 9/15/2023	859,205	859,598
Series 2021-1, Class A2, 0.29%, 11/15/2023	2,038,733	2,039,592
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 3/15/2025	2,000,000	2,034,460
Toyota Auto Receivables Owner Trust Series 2020-C, Class A2, 0.36%, 2/15/2023	915,339	915,808
Verizon Owner Trust Series 2020-A, Class A1A, 1.85%, 7/22/2024	1,500,000	1,524,288
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.93%, 12/20/2022	173,387	173,549
World Financial Network Credit Card Master Trust Series 2019-B, Class A, 2.49%, 4/15/2026	1,000,000	1,020,074
Series 2019-C, Class A, 2.21%, 7/15/2026	1,000,000	1,022,719
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A2, 0.32%, 9/15/2023	984,637	985,499

TOTAL ASSET-BACKED SECURITIES (Cost $22,093,306)		22,262,918

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 2.3%
Curators of the University of Missouri (The) Series 2020-A, 1.47%, 11/1/2023	1,000,000	1,024,080
City of New York Series 2021-D, 0.43%, 8/1/2022	830,000	831,369
Series 2021-D, 0.59%, 8/1/2023	1,800,000	1,807,619
Anaheim Public Financing Authority Series 2021-A, 0.63%, 7/1/2024	500,000	499,042
California Earthquake Authority Series 2020-B, 1.33%, 7/1/2022	500,000	504,620
County of Miami-Dade Series 2020-B, 0.38%, 4/1/2023	1,110,000	1,109,874

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority, Building Aid Series 2022 Subseries S-1B, 0.64%, 7/15/2024	1,000,000	1,002,755
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project Series 2020-B, 1.36%, 12/1/2021	1,000,000	1,003,019
Port Authority of New York & New Jersey Series AAA, 1.09%, 7/1/2023	1,000,000	1,014,307

TOTAL MUNICIPAL BONDS (Cost $8,737,696)		8,796,685

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.2%

Japan Bank for International Cooperation 1.75%, 1/23/2023 (Cost $798,723)	800,000	817,918

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.9%

COMMERCIAL PAPER - 0.9%
Peoples Gas Light & Coke Co. (The) 0.10%, 8/2/2021(d)	1,000,000	999,989
Waste Management, Inc. 0.40%, 8/9/2021(d)(e)	2,690,000	2,689,904

TOTAL COMMERCIAL PAPER (Cost $3,689,758)		3,689,893

Total Investments - 100.0% (Cost $384,875,650)		386,832,151
Other assets less liabilities - 0.0%(f)		11,879

Net Assets - 100.0%		386,844,030

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2021.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	The rate shown was the current yield as of July 31, 2021.
(e)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
(f)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2021:

Australia	1.2%
Canada	8.4
Finland	0.7
France	1.0
Germany	4.1
Japan	3.6
Netherlands	1.6
Saudi Arabia	0.1
Sweden	1.0
Switzerland	2.8
United Kingdom	3.7
United States	71.8
Other[1]	0.0	†

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.7%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	655,104	35,666,417
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	97,194	6,009,126
FlexShares® Disciplined Duration MBS Index Fund(a)	590,764	13,974,522
FlexShares® Ready Access Variable Income Fund(a)	4,990	380,263
iShares 10+ Year Investment Grade Corporate Bond ETF	108,862	7,793,431
iShares 20+ Year Treasury Bond ETF	64,536	9,649,423
iShares 3-7 Year Treasury Bond ETF	25,791	3,397,706
iShares 5-10 Year Investment Grade Corporate Bond ETF	175,528	10,724,761
iShares 7-10 Year Treasury Bond ETF	45,795	5,390,529
iShares MBS ETF	128,334	13,948,623
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	215,996	11,862,500

TOTAL EXCHANGE TRADED FUNDS (COST $116,687,228)		118,797,301

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills 0.05%, 1/20/2022(b)(c) (Cost $274,938)	275,000	274,938

Total Investments - 100.0% (Cost $116,962,166)		119,072,239
Other assets less liabilities - 0.0% (d)		63,428

Net Assets - 100.0%		119,135,667

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.
(c)	The rate shown was the current yield as of July 31, 2021.
(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Core Select Bond Fund (cont.)

For the period ended July 31, 2021, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2021, was as follows:

Security	Value October 31, 2020	Purchases at Cost	Sales Proceeds	Shares July 31, 2021	Value July 31, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/ (Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$44,169,956	$16,295,970	$24,428,870	655,104	$35,666,417	$(458,347)	$570,430	$87,708
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	13,498,994	3,521,845	10,473,125	97,194	6,009,126	110,222	237,191	(648,810)
FlexShares® Disciplined Duration MBS Index Fund	19,196,179	3,901,943	8,836,706	590,764	13,974,522	(252,032)	324,753	(34,862)
FlexShares® Ready Access Variable Income Fund	1,805,563	2,427,352	3,849,168	4,990	380,263	542	5,093	(4,026)

	$78,670,692	$26,147,110	$47,587,869	1,348,052	$56,030,328	$(599,615)	$1,137,467	$(599,990)

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of July 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Short Contracts
U.S. Treasury 10 Year Note	(28)	09/21/2021	USD	$(3,764,688)	$332

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2021 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of July 31, 2021 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares US Quality Low Volatility Index Fund

Investments
Common Stocks*	$152,133,952	$—	$—	$152,133,952
Securities Lending Reinvestments
Repurchase Agreements	—	103,654	—	103,654
Short-Term Investments	$—	$24,994	$—	$24,994

Total Investments	$152,133,952	$128,648	$—	$152,262,600

Other Financial Instruments
Assets
Futures Contracts	$4,947	$—	$—	$4,947

Total Other Financial Instruments	$4,947	$—	$—	$4,947

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund

Investments
Common Stocks
Electric Utilities	$3,051,024	$22,939	$—	$3,073,963
Other*	80,525,155	—	—	80,525,155
Securities Lending Reinvestments
Repurchase Agreements	—	1,135,873	—	1,135,873

Total Investments	$83,576,179	$1,158,812	$—	$84,734,991

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	—	21,392	—	21,392
Liabilities
Futures Contracts	$(3,052)	$—	$—	$(3,052)
Forward Foreign Currency Contracts	—	(5,982)	—	(5,982)

Total Other Financial Instruments	$(3,052)	$15,410	$—	$12,358

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Emerging Markets Quality Low Volatility Index Fund

Investments
Common Stocks
Health Care Providers & Services	699,580	11,911	—	711,491
Multiline Retail	—	356	—	356
Other*	14,814,789	—	—	14,814,789
Corporate Bonds*	—	1	—	1
Rights	—	109	—	109

Total Investments	$15,514,369	$12,377	$—	$15,526,746

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	—	55	—	55
Liabilities
Futures Contracts	$(16,573)	$—	$—	$(16,573)

Total Other Financial Instruments	$(16,573)	$55	$—	$(16,518)

	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index Fund

Investments
Common Stocks
IT Services	72,040,874	14,814	—	72,055,688
Other*	1,656,521,014	—	—	1,656,521,014
Rights	—	—	25,720	25,720
Warrants	45,774	—	—	45,774
Securities Lending Reinvestments
Certificates of Deposit	—	7,000,850	—	7,000,850
Repurchase Agreements	—	112,969,236	—	112,969,236

Total Investments	$1,728,607,662	$119,984,900	$25,720	$1,848,618,282

Other Financial Instruments
Assets
Futures Contracts	213,212	—	—	213,212
Liabilities
Futures Contracts	(54,654)	—	—	(54,654)

Total Other Financial Instruments	$158,558	$—	$—	$158,558

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund

Investments
Closed End Funds	107,297	—	—	107,297
Common Stocks
Banks	62,066,013	1,110	—	62,067,123
Construction & Engineering	13,667,364	1,682	—	13,669,046
Electric Utilities	9,105,675	29,168	—	9,134,843
Food & Staples Retailing	11,779,857	305,906	—	12,085,763
Health Care Providers & Services	4,381,512	840	—	4,382,352
Hotels, Restaurants & Leisure	9,584,054	99,319	—	9,683,373
Internet & Direct Marketing Retail	4,183,400	104,287	—	4,287,687
Real Estate Management & Development	17,489,650	60,512	—	17,550,162
Other*	527,467,264	—	—	527,467,264
Convertible Bonds	42,319	—	—	42,319
Warrants	11,725	—	—	11,725
Securities Lending Reinvestments
Repurchase Agreements	—	11,453,384	—	11,453,384

Total Investments	$659,886,130	$12,056,208	$—	$671,942,338

Other Financial Instruments
Assets
Futures Contracts	$48,598	$—	$—	$48,598
Forward Foreign Currency Contracts	—	42,000	—	42,000
Liabilities
Futures Contracts	(204,211)	—	—	(204,211)
Forward Foreign Currency Contracts	—	(129,974)	—	(129,974)

Total Other Financial Instruments	$(155,613)	$(87,974)	$—	$(243,587)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund

Investments
Common Stocks
Automobiles	7,987,767	66,912	—	8,054,679
Biotechnology	2,619,508	—	13,265	2,632,773
Capital Markets	6,492,867	—	22,984	6,515,851
Commercial Services & Supplies	675,852	39,099	—	714,951
Diversified Telecommunication Services	3,434,795	215,812	—	3,650,607
Electric Utilities	4,051,568	65,974	—	4,117,542
Equity Real Estate Investment Trusts (REITs)	4,162,606	26,701	—	4,189,307
Food & Staples Retailing	2,953,406	517	—	2,953,923
Hotels, Restaurants & Leisure	2,107,912	1,387	11,380	2,120,679
Internet & Direct Marketing Retail	13,718,588	13,554	—	13,732,142
Machinery	3,307,647	31,641	—	3,339,288
Oil, Gas & Consumable Fuels	14,797,688	1,470	—	14,799,158
Pharmaceuticals	4,964,226	—	3,892	4,968,118
Real Estate Management & Development	13,810,093	—	4,165	13,814,258
Semiconductors & Semiconductor Equipment	18,208,218	40,674	—	18,248,892
Transportation Infrastructure	3,556,572	92,827	—	3,649,399
Other*	215,139,208	—	—	215,139,208
Corporate Bonds*	—	10,006	—	10,006
Rights	—	1,107	—	1,107
Warrants	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	4,499,502	—	4,499,502

Total Investments	$321,988,521	$5,107,183	$55,686	$327,151,390

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	—	35,286	—	35,286
Liabilities
Futures Contracts	(242,063)	—	—	(242,063)

Total Other Financial Instruments	$(242,063)	$35,286	$—	$(206,777)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index Fund

Investments
Common Stocks*	$137,339,345	$—	$—	$137,339,345
Securities Lending Reinvestments
Repurchase Agreements	—	383,648	—	383,648

Total Investments	$137,339,345	$383,648	$—	$137,722,993

Other Financial Instruments
Assets
Futures Contracts	26,026	—	—	26,026

Total Other Financial Instruments	$26,026	$—	$—	$26,026

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® US ESG Select Index Fund

Investments
Common Stocks*	167,806,039	—	—	167,806,039
Securities Lending Reinvestments
Repurchase Agreements	—	59,566	—	59,566

Total Investments	$167,806,039	$59,566	$—	$167,865,605

Other Financial Instruments
Assets
Futures Contracts	37,320	—	—	37,320

Total Other Financial Instruments	$37,320	$—	$—	$37,320

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global ESG Select Index Fund

Investments
Common Stocks
Electric Utilities	1,585,392	5,903	—	1,591,295
Internet & Direct Marketing Retail	9,288,789	25,905	—	9,314,694
Other*	164,386,702	—	—	164,386,702
Convertible Bonds	11,004	—	—	11,004
Warrants	3,518	—	—	3,518
Securities Lending Reinvestments
Repurchase Agreements	—	1,191,441	—	1,191,441

Total Investments	$175,275,405	$1,223,249	$—	$176,498,654

Other Financial Instruments
Assets
Futures Contracts	$67,833	$—	$—	$67,833
Forward Foreign Currency Contracts	—	7,530	—	7,530
Liabilities
Futures Contracts	(15,040)	—	—	(15,040)

Total Other Financial Instruments	$52,793	$7,530	$—	$60,323

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$5,409,879,314	$—	$—	$5,409,879,314
Securities Lending Reinvestments
Certificates of Deposit	—	7,000,835	—	7,000,835
Repurchase Agreements	—	20,670,199	—	20,670,199

Total Investments	$5,409,879,314	$27,671,034	$—	$5,437,550,348

Other Financial Instruments
Assets
Futures Contracts	$196,344	$—	$—	$196,344
Forward Foreign Currency Contracts	—	269,166	—	269,166
Liabilities
Futures Contracts	(212,395)	—	—	(212,395)
Forward Foreign Currency Contracts	—	(594,480)	—	(594,480)

Total Other Financial Instruments	$(16,051)	$(325,314)	$—	$(341,365)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Commercial Services & Supplies	$119,471,673	$1,715,343	$—	$121,187,016
Electric Utilities	387,145,584	1,901,288	—	389,046,872
Other*	2,378,203,438	—	—	2,378,203,438
Securities Lending Reinvestments
Repurchase Agreements	—	15,845,989	—	15,845,989

Total Investments	$2,884,820,695	$19,462,620	$—	$2,904,283,315

Other Financial Instruments
Assets
Futures Contracts	$512,418	$—	$—	512,418
Forward Foreign Currency Contracts	—	89,291	—	89,291
Liabilities
Futures Contracts	(138,987)	—	—	(138,987)
Forward Foreign Currency Contracts	—	(203,145)	—	(203,145)

Total Other Financial Instruments	$373,431	$(113,854)	$—	$259,577

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks*	$390,186,214	$—	$—	$390,186,214
Securities Lending Reinvestments
Repurchase Agreements	—	12,795,401	—	12,795,401

Total Investments	$390,186,214	$12,795,401	$—	$402,981,615

Other Financial Instruments
Assets
Futures Contracts	$19,512	$—	$—	$19,512
Forward Foreign Currency Contracts	—	22,487	—	22,487
Liabilities
Futures Contracts	(33,043)	—	—	(33,043)
Forward Foreign Currency Contracts	—	(11,406)	—	(11,406)

Total Other Financial Instruments	$(13,531)	$11,081	$—	$(2,450)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$30,788,863	$—	$—	$30,788,863

Total Investments	$30,788,863	$—	$—	$30,788,863

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,583,893,942	$—	$—	$1,583,893,942
Securities Lending Reinvestments
Certificates of Deposit	—	4,000,475	—	4,000,475
Repurchase Agreements	—	90,918,628	—	90,918,628

Total Investments	$1,583,893,942	$94,919,103	$—	$1,678,813,045

Other Financial Instruments
Assets
Futures Contracts	$349,476	$—	$—	$349,476

Total Other Financial Instruments	$349,476	$—	$—	$349,476

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index Fund

Investments
Common Stocks*	$448,864,069	$—	$—	$448,864,069
Securities Lending Reinvestments
Repurchase Agreements	—	17,336,323	—	17,336,323

Total Investments	$448,864,069	$17,336,323	$—	$466,200,392

Other Financial Instruments
Assets
Futures Contracts	$83,394	$—	$—	$83,394

Total Other Financial Instruments	$83,394	$—	$—	$83,394

	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$20,676,513	$—	$—	$20,676,513
Securities Lending Reinvestments
Repurchase Agreements	—	888,520	—	888,520

Total Investments	$20,676,513	$888,520	$—	$21,565,033

Other Financial Instruments
Assets
Futures Contracts	$16,650	$—	$—	$16,650

Total Other Financial Instruments	$16,650	$—	$—	$16,650

	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index Fund
Investments
Common Stocks*	$599,611,415	$—	$—	$599,611,415
Securities Lending Reinvestments
Repurchase Agreements	—	7,820,518	—	7,820,518

Total Investments	$599,611,415	$7,820,518	$—	$607,431,933

Other Financial Instruments
Assets
Futures Contracts	$58,936	$—	$—	$58,936
Forward Foreign Currency Contracts	—	107,909	—	107,909
Liabilities
Futures Contracts	(497,849)	—	—	(497,849)
Forward Foreign Currency Contracts	—	(189,530)	—	(189,530)

Total Other Financial Instruments	$(438,913)	$(81,621)	$—	$(520,534)

	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$71,453,928	$—	$—	$71,453,928
Rights	—	472	—	472
Securities Lending Reinvestments
Repurchase Agreements	—	1,740,922	—	1,740,922

Total Investments	$71,453,928	$1,741,394	$—	$73,195,322

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$33,933	$—	$33,933
Liabilities
Futures Contracts	(37,392)	—	—	(37,392)
Forward Foreign Currency Contracts	—	(427)	—	(427)

Total Other Financial Instruments	$(37,392)	$33,506	$—	$(3,886)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$69,619,304	$—	$—	$69,619,304
Securities Lending Reinvestments
Repurchase Agreements	—	537,117	—	537,117

Total Investments	$69,619,304	$537,117	$—	$70,156,421

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$5,852	$—	$5,852
Liabilities
Futures Contracts	(15,600)	—	—	(15,600)
Forward Foreign Currency Contracts	—	(2,475)	—	(2,475)

Total Other Financial Instruments	$(15,600)	$3,377	$—	$(12,223)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	—	1,518,636,664	—	1,518,636,664
Securities Lending Reinvestments
Repurchase Agreements	—	49,655,713	—	49,655,713

Total Investments	$—	$1,568,292,377	$—	$1,568,292,377

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	—	657,193,119	—	657,193,119
Securities Lending Reinvestments
Repurchase Agreements	—	193,586	—	193,586

Total Investments	$—	$657,386,705	$—	$657,386,705

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$109,604,118	$—	$109,604,118

Total Investments	$—	$109,604,118	$—	$109,604,118

Other Financial Instruments
Assets
Mortgage-Backed Securities	$—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	295,946,110	$—	$295,946,110

Total Investments	$—	$295,946,110	$—	$295,946,110

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$57,903,256	$—	$57,903,256

Total Investments	$—	$57,903,256	$—	$57,903,256

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares High Yield Value-Scored Bond Index Fund

Investments
Common Stocks*	35	—	—	35
Corporate Bonds*	—	375,712,949	—	375,712,949

Total Investments	$35	$375,712,949	$—	$375,712,984

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income Fund

Investments
Asset-Backed Securities	$—	$22,262,918	$—	$22,262,918
Corporate Bonds*	—	351,264,737	—	351,264,737
Municipal Bonds	—	8,796,685	—	8,796,685
Foreign Government Securities	—	817,918	—	817,918
Short-Term Investments	—	3,689,893	—	3,689,893

Total Investments	$—	$386,832,151	$—	$386,832,151

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Core Select Bond Fund

Investments
Exchange Traded Funds	$118,797,301	$—	$—	$118,797,301
Short-Term Investments	—	274,938	—	274,938

Total Investments	$118,797,301	$274,938	$—	$119,072,239

Other Financial Instruments
Liabilities
Futures Contracts	—	—	—	332

Total Other Financial Instruments	$332	$—	$—	$332

*	See Schedules of Investments for segregation by industry type.